UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2021

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Convertible Fund	Income Fund

Core Fixed Income Fund	Inflation Focused Fund

Core Plus Bond Fund	Short Duration Core Bond Fund

Corporate Bond Fund	Short Duration Income Fund

Floating Rate Fund	Total Return Fund

High Yield Fund	Ultra Short Bond Fund

For the six-month period ended May 31, 2021

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

27	Convertible Fund

33	Core Fixed Income Fund

52	Core Plus Bond Fund

79	Corporate Bond Fund

92	Floating Rate Fund

124	High Yield Fund

160	Income Fund

185	Inflation Focused Fund

239	Short Duration Core Bond Fund

260	Short Duration Income Fund

327	Total Return Fund

352	Ultra Short Bond Fund

378	Statements of Assets and Liabilities

386	Statements of Operations

392	Statements of Changes in Net Assets

400	Financial Highlights

448	Notes to Financial Statements

504	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund
Semiannual Report

For the six-month period ended May 31, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2021. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 through May 31, 2021).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/20—5/31/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/20	5/31/21	12/1/20 – 5/31/21
Class A
Actual	$1,000.00	$1,075.10	$5.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class C
Actual	$1,000.00	$1,071.70	$8.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.65	$8.35
Class F
Actual	$1,000.00	$1,076.10	$4.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53
Class F3
Actual	$1,000.00	$1,077.10	$3.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78
Class I
Actual	$1,000.00	$1,076.10	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.94	$4.03
Class P
Actual	$1,000.00	$1,073.80	$6.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.29
Class R2
Actual	$1,000.00	$1,073.30	$7.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.99
Class R3
Actual	$1,000.00	$1,073.60	$6.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.54
Class R4
Actual	$1,000.00	$1,075.10	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.29
Class R5
Actual	$1,000.00	$1,076.10	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.94	$4.03
Class R6
Actual	$1,000.00	$1,076.50	$3.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.00% for Class A, 1.66% for Class C, 0.90% for Class F, 0.75% for Class F3, 0.80% for Class I, 1.25% for Class P, 1.39% for Class R2, 1.30% for Class R3, 1.05% for Class R4, 0.80% for Class R5 and 0.75% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2021

Sector*	%**
Automotive	1.98%
Banking	1.13%
Basic Industry	0.64%
Capital Goods	4.52%
Consumer Goods	1.02%
Energy	0.82%
Healthcare	17.84%
Leisure	9.38%
Media	9.57%
Sector*	%**
Real Estate	2.15%
Retail	6.91%
Services	2.54%
Technology & Electronics	26.28%
Telecommunications	1.27%
Transportation	8.75%
Utility	2.27%
Repurchase Agreements	2.93%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/20	5/31/21	12/1/20 – 5/31/21
Class A
Actual	$1,000.00	$986.80	$2.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class C
Actual	$1,000.00	$984.30	$6.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.19
Class F
Actual	$1,000.00	$987.20	$2.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class F3
Actual	$1,000.00	$988.10	$1.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.39	$1.56
Class I
Actual	$1,000.00	$987.90	$1.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$1.72
Class R2
Actual	$1,000.00	$984.80	$4.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R3
Actual	$1,000.00	$985.30	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.43
Class R4
Actual	$1,000.00	$986.50	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
Class R5
Actual	$1,000.00	$987.80	$1.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92
Class R6
Actual	$1,000.00	$988.10	$1.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.39	$1.56

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.58% for Class A, 1.23% for Class C, 0.48% for Class F, 0.31% for Class F3, 0.34% for Class I, 0.98% for Class R2, 0.88% for Class R3, 0.63% for Class R4, 0.38% for Class R5 and 0.31% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2021

Sector*	%**
Auto	0.56%
Basic Industry	0.27%
Capital Goods	0.17%
Consumer Discretionary	0.19%
Consumer Services	0.75%
Consumer Staples	1.00%
Energy	3.12%
Financial Services	29.44%
Foreign Government	1.85%
Health Care	2.61%
Integrated Oils	0.50%
Sector*	%**
Materials & Processing	1.35%
Municipal	0.67%
Producer Durables	0.85%
Technology	2.58%
Telecommunications	0.89%
Transportation	0.09%
U.S. Government	47.76%
Utilities	1.72%
Repurchase Agreements	3.63%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Core Plus Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/20	5/31/21	12/1/20 – 5/31/21
Class A
Actual	$1,000.00	$1,001.20	$3.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class C
Actual	$1,000.00	$998.00	$6.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$6.74
Class F
Actual	$1,000.00	$1,002.40	$2.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class F3*
Actual	$1,000.00	$1,003.30	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$1.97
Class I
Actual	$1,000.00	$1,002.20	$2.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R3
Actual	$1,000.00	$999.80	$4.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R4
Actual	$1,000.00	$1,001.70	$3.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class R5
Actual	$1,000.00	$1,002.90	$2.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R6*
Actual	$1,000.00	$1,002.70	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$1.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.34% for Class C, 0.58% for Class F, 0.39% for Class F3, 0.48% for Class I, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.39% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.38% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$1.94	$1.92
Class R6	$1.94	$1.92

Portfolio Holdings Presented by Sector

May 31, 2021

Sector*	%**
Auto	1.71%
Basic Industry	0.35%
Capital Goods	0.42%
Consumer Cyclical	2.44%
Consumer Discretionary	1.80%
Consumer Services	1.79%
Consumer Staples	0.77%
Energy	6.92%
Financial Services	39.50%
Foreign Government	2.56%
Health Care	3.63%
Integrated Oils	0.27%
Sector*	%**
Materials & Processing	5.21%
Municipal	0.52%
Other	0.10%
Producer Durables	2.86%
Technology	4.17%
Telecommunications	1.30%
Transportation	1.26%
U.S. Government	15.03%
Utilities	2.72%
Repurchase Agreements	4.67%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Corporate Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/20	5/31/21	12/1/20 – 5/31/21
Class A
Actual	$1,000.00	$984.30	$3.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class C
Actual	$1,000.00	$981.20	$6.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.69
Class F
Actual	$1,000.00	$984.90	$2.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class F3*
Actual	$1,000.00	$985.60	$2.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class I
Actual	$1,000.00	$985.30	$2.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R2
Actual	$1,000.00	$983.40	$5.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.44
Class R3
Actual	$1,000.00	$983.90	$4.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R4
Actual	$1,000.00	$984.20	$3.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class R5
Actual	$1,000.00	$985.40	$2.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R6*
Actual	$1,000.00	$985.60	$2.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.33% for Class C, 0.58% for Class F, 0.45% for Class F3, 0.48% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.45% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.44% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.18	$2.22
Class R6	$2.18	$2.22

Portfolio Holdings Presented by Sector

May 31, 2021

Sector*	%**
Auto	0.88%
Capital Goods	0.32%
Consumer Cyclical	1.29%
Consumer Discretionary	0.65%
Consumer Services	2.13%
Consumer Staples	2.61%
Energy	10.58%
Financial Services	34.77%
Healthcare	6.72%
Integrated Oils	1.23%
Sector*	%**
Materials & Processing	2.35%
Municipal	1.90%
Producer Durables	4.75%
Technology	6.64%
Telecommunications	4.61%
Transportation	2.10%
U.S. Government	9.13%
Utilities	7.34%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/20	5/31/21	12/1/20 – 5/31/21
Class A
Actual	$1,000.00	$1,045.50	$4.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.94	$4.03
Class C
Actual	$1,000.00	$1,043.60	$7.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.14
Class F
Actual	$1,000.00	$1,047.30	$3.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class F3
Actual	$1,000.00	$1,048.10	$2.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67
Class I
Actual	$1,000.00	$1,047.80	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class R2
Actual	$1,000.00	$1,044.70	$6.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.04
Class R3
Actual	$1,000.00	$1,045.30	$5.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.54
Class R4
Actual	$1,000.00	$1,045.30	$4.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28
Class R5
Actual	$1,000.00	$1,047.80	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class R6
Actual	$1,000.00	$1,048.20	$2.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.80% for Class A, 1.42% for Class C, 0.70% for Class F, 0.53% for Class F3, 0.60% for Class I, 1.20% for Class R2, 1.10% for Class R3, 0.85% for Class R4, 0.60% for Class R5 and 0.54% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2021

Sector*	%**
Aerospace	4.53%
Chemicals	1.89%
Consumer Discretionary	0.40%
Consumer Durables	0.36%
Consumer Non-Durables	0.84%
Energy	4.81%
Financial Services	5.59%
Food and Drug	0.09%
Food/Tobacco	2.97%
Forest Products	0.35%
Gaming/Leisure	6.09%
Healthcare	12.93%
Sector*	%**
Housing	2.03%
Information Technology	14.43%
Manufacturing	4.47%
Media/Telecommunications	9.95%
Metals/Minerals	0.95%
Retail	5.43%
Service	7.11%
Transportation	4.61%
Utility	2.11%
Repurchase Agreements	8.06%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/20	5/31/21	12/1/20 – 5/31/21
Class A
Actual	$1,000.00	$1,054.80	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.43
Class C
Actual	$1,000.00	$1,050.30	$7.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$7.59
Class F
Actual	$1,000.00	$1,053.90	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93
Class F3
Actual	$1,000.00	$1,056.20	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97
Class I
Actual	$1,000.00	$1,054.30	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class P
Actual	$1,000.00	$1,053.10	$5.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.30	$5.69
Class R2
Actual	$1,000.00	$1,052.50	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.44
Class R3
Actual	$1,000.00	$1,051.70	$6.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.94
Class R4
Actual	$1,000.00	$1,054.60	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.68
Class R5
Actual	$1,000.00	$1,055.70	$3.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class R6
Actual	$1,000.00	$1,056.20	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.88% for Class A, 1.51% for Class C, 0.78% for Class F, 0.59% for Class F3, 0.68% for Class I, 1.13% for Class P, 1.28% for Class R2, 1.18% for Class R3, 0.93% for Class R4, 0.68% for Class R5 and 0.59% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2021

Sector*	%**
Agency	0.10%
Asset-Backed	0.38%
Automotive	4.13%
Banking	2.07%
Basic Industry	10.64%
Capital Goods	4.28%
Consumer Cyclical	0.02%
Consumer Discretionary	0.02%
Consumer Goods	4.51%
Energy	15.94%
Financial Services	3.51%
Foreign Government	0.31%
Healthcare	6.15%
Insurance	0.48%
Leisure	9.75%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Amount Less than .01%.
(b)	Securities were purchased with the cash collateral from loaned securities.
Sector*	%**
Media	7.15%
Mortgage-Backed	1.24%
Personal & Household Products	0.09%
Pharmaceuticals	0.00	%(a)
Real Estate	1.98%
Retail	7.66%
Services	4.57%
Technology & Electronics	5.45%
Telecommunications	2.22%
Transportation	3.65%
Utility	2.85%
Repurchase Agreements	0.85%
Money Market Funds(b)	0.00	%(a)
Time Deposits(b)	0.00	%(a)
Total	100.00%

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/20	5/31/21	12/1/20 – 5/31/21
Class A
Actual	$1,000.00	$1,002.20	$3.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.73
Class C
Actual	$1,000.00	$999.00	$6.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.94
Class F
Actual	$1,000.00	$1,002.60	$3.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.74	$3.23
Class F3
Actual	$1,000.00	$1,003.50	$2.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.64	$2.32
Class I
Actual	$1,000.00	$1,003.20	$2.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class R2
Actual	$1,000.00	$1,000.20	$5.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.74
Class R3
Actual	$1,000.00	$1,000.70	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.24
Class R4
Actual	$1,000.00	$1,001.90	$3.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.99	$3.98
Class R5
Actual	$1,000.00	$1,003.20	$2.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class R6
Actual	$1,000.00	$1,003.60	$2.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.64	$2.32

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.74% for Class A, 1.38% for Class C, 0.64% for Class F, 0.46% for Class F3, 0.54% for Class I, 1.14% for Class R2, 1.04% for Class R3, 0.79% for Class R4, 0.54% for Class R5 and 0.46% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2021

Sector*	%**
Auto	1.93%
Basic Industry	0.62%
Capital Goods	0.21%
Consumer Cyclical	3.57%
Consumer Discretionary	1.45%
Consumer Services	2.1%
Consumer Staples	1.88%
Energy	11.67%
Financial Services	32.65%
Foreign Government	0.17%
Health Care	4.23%
Information Technology	0.00	%(a)
Sector*	%**
Integrated Oils	0.43%
Materials & Processing	4.05%
Municipal	0.73%
Other	0.01%
Producer Durables	4.38%
Technology	5.18%
Telecommunications	3.28%
Transportation	1.26%
U.S. Government	13.11%
Utilities	6.48%
Repurchase Agreements	0.61%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Amount less than .01%.

Inflation Focused Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/20	5/31/21	12/1/20 – 5/31/21
Class A
Actual	$1,000.00	$1,092.90	$3.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
Class C
Actual	$1,000.00	$1,089.50	$6.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.34
Class F
Actual	$1,000.00	$1,093.30	$2.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.29	$2.67
Class F3
Actual	$1,000.00	$1,094.10	$1.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92
Class I
Actual	$1,000.00	$1,093.10	$2.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.22
Class R2
Actual	$1,000.00	$1,091.10	$5.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.54
Class R3
Actual	$1,000.00	$1,089.60	$4.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.19	$4.78
Class R4
Actual	$1,000.00	$1,091.80	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class R5
Actual	$1,000.00	$1,093.30	$2.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class R6
Actual	$1,000.00	$1,093.40	$2.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.89	$2.07

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.63% for Class A, 1.26% for Class C, 0.53% for Class F, 0.38% for Class F3, 0.44% for Class I, 1.10% for Class R2, 0.95% for Class R3, 0.70% for Class R4, 0.45% for Class R5 and 0.41% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2021

Sector*	%**
Auto	4.11%
Basic Industry	0.07%
Capital Goods	1.34%
Consumer Cyclical	3.28%
Consumer Discretionary	0.74%
Consumer Services	1.53%
Consumer Staples	0.36%
Energy	7.31%
Financial Services	44.35%
Foreign Government	0.40%
Healthcare	2.70%
Integrated Oils	0.10%
Sector*	%**
Materials & Processing	3.62%
Municipal	0.08%
Other	0.69%
Producer Durables	1.12%
Technology	3.93%
Telecommunications	0.30%
Transportation	0.70%
U.S. Government	18.35%
Utilities	3.10%
Repurchase Agreements	1.82%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration Core Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/20	5/31/21	12/1/20 – 5/31/21
Class A
Actual	$1,000.00	$1,007.50	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class C
Actual	$1,000.00	$1,003.10	$6.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.39
Class F
Actual	$1,000.00	$1,007.00	$2.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class F3
Actual	$1,000.00	$1,009.10	$1.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$1.72
Class I
Actual	$1,000.00	$1,007.40	$2.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02
Class R3
Actual	$1,000.00	$1,005.00	$4.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53
Class R4
Actual	$1,000.00	$1,006.30	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class R5
Actual	$1,000.00	$1,007.50	$2.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02
Class R6
Actual	$1,000.00	$1,007.80	$1.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$1.72

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.27% for Class C, 0.50% for Class F, 0.34% for Class F3, 0.40% for Class I, 0.90% for Class R3, 0.65% for Class R4, 0.40% for Class R5 and 0.34% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2021

Sector*	%**
Auto	2.71%
Capital Goods	1.43%
Consumer Cyclical	1.14%
Consumer Services	0.12%
Consumer Staples	0.21%
Energy	3.72%
Financial Services	50.19%
Foreign Government	0.82%
Healthcare	1.06%
Sector*	%**
Materials & Processing	4.16%
Municipal	0.12%
Producer Durables	1.34%
Technology	2.45%
Transportation	0.46%
U.S. Government	23.15%
Utilities	3.37%
Repurchase Agreements	3.55%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/20	5/31/21	12/1/20 – 5/31/21
Class A
Actual	$1,000.00	$1,014.80	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92
Class C
Actual	$1,000.00	$1,013.90	$6.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.24
Class F
Actual	$1,000.00	$1,017.70	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class F3
Actual	$1,000.00	$1,018.50	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.34	$1.61
Class I
Actual	$1,000.00	$1,018.20	$1.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$1.92
Class R2
Actual	$1,000.00	$1,012.80	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class R3
Actual	$1,000.00	$1,015.70	$4.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.43
Class R4
Actual	$1,000.00	$1,017.30	$2.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.14	$2.82
Class R5
Actual	$1,000.00	$1,016.10	$1.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.39	$1.56
Class R6
Actual	$1,000.00	$1,018.50	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.34	$1.61

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.58% for Class A, 1.24% for Class C, 0.48% for Class F, 0.32% for Class F3, 0.38% for Class I, 0.98% for Class R2, 0.88% for Class R3, 0.56% for Class R4, 0.31% for Class R5 and 0.32% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2021

Sector*	%**
Auto	3.98%
Basic Industry	0.07%
Capital Goods	1.20%
Consumer Cyclical	2.14%
Consumer Discretionary	0.98%
Consumer Services	1.15%
Consumer Staples	0.36%
Energy	7.78%
Financial Services	53.80%
Foreign Government	0.94%
Health Care	3.26%
Integrated Oils	0.05%
Sector*	%**
Materials & Processing	2.65%
Municipal	0.10%
Other	0.48%
Producer Durables	1.57%
Technology	4.58%
Telecommunications	0.37%
Transportation	0.81%
U.S. Government	9.04%
Utilities	3.27%
Repurchase Agreements	1.42%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/20	5/31/21	12/1/20 – 5/31/21
Class A
Actual	$1,000.00	$995.50	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$992.30	$6.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.49
Class F
Actual	$1,000.00	$996.00	$2.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class F3
Actual	$1,000.00	$997.80	$1.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$1.82
Class I
Actual	$1,000.00	$996.70	$2.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.89	$2.07
Class P
Actual	$1,000.00	$994.30	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53
Class R2
Actual	$1,000.00	$994.40	$5.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.29
Class R3
Actual	$1,000.00	$994.90	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.19	$4.78
Class R4
Actual	$1,000.00	$995.20	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class R5
Actual	$1,000.00	$997.40	$2.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class R6
Actual	$1,000.00	$996.90	$1.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.14	$1.82

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.29% for Class C, 0.55% for Class F, 0.36% for Class F3, 0.41% for Class I, 0.90% for Class P, 1.05% for Class R2, 0.95% for Class R3, 0.70% for Class R4, 0.45% for Class R5 and 0.36% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2021

Sector*	%**
Auto	1.27%
Basic Industry	0.25%
Capital Goods	0.15%
Consumer Cyclical	2.18%
Consumer Discretionary	1.14%
Consumer Services	1.02%
Consumer Staples	0.35%
Energy	5.08%
Financial Services	34.23%
Foreign Government	1.63%
Health Care	2.65%
Integrated Oils	0.38%
Sector*	%**
Materials & Processing	3.21%
Municipal	0.46%
Other	5.69%
Producer Durables	1.46%
Technology	3.38%
Telecommunications	0.94%
Transportation	1.1%
U.S. Government	28.04%
Utilities	2.56%
Repurchase Agreements	2.83%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Ultra Short Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/20	5/31/21	12/1/20 – 5/31/21
Class A
Actual	$1,000.00	$1,000.70	$2.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.22
Class A1
Actual	$1,000.00	$1,001.20	$2.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.34	$2.62
Class F
Actual	$1,000.00	$1,001.90	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.99	$1.97
Class F3
Actual	$1,000.00	$1,001.60	$1.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.73	$1.21
Class I
Actual	$1,000.00	$1,001.40	$1.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.49	$1.46
Class R5
Actual	$1,000.00	$1,002.40	$1.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.49	$1.46
Class R6
Actual	$1,000.00	$1,002.60	$1.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.73	$1.21

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.44% for Class A, 0.52% for Class A1, 0.39% for Class F, 0.24% for Class F3, 0.29% for Class I, 0.29% for Class R5 and 0.24% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2021

Sector*	%**
Auto	6.53%
Basic Industry	0.07%
Capital Goods	0.11%
Consumer Cyclical	1.37%
Consumer Discretionary	0.28%
Consumer Services	0.12%
Consumer Staples	0.35%
Energy	1.91%
Financial Services	71.99%
Foreign Government	0.91%
Sector*	%**
Health Care	2.67%
Materials & Processing	2.25%
Producer Durables	1.42%
Technology	3.1%
Telecommunications	1.55%
Transportation	0.11%
U.S. Government	2.31%
Utilities	2.7%
Repurchase Agreements	0.25%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2021

Investments			Shares (000)		Fair Value
LONG-TERM INVESTMENTS 96.82%

COMMON STOCKS 0.90%
Pharmaceuticals
Arena Pharmaceuticals, Inc.*				139	$8,494,290
Rocket Pharmaceuticals, Inc.*				153	6,502,500
Total Common Stocks (cost $12,840,911)					14,996,790

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 84.41%

Advertising 4.32%
Snap, Inc.	0.75%	8/1/2026		$11,850	32,802,281
Twitter, Inc.	0.25%	6/15/2024		10,720	13,447,168
Twitter, Inc.	1.00%	9/15/2021		25,550	25,614,587
Total					71,864,036

Aerospace/Defense 1.20%
Safran SA(a)	0.875%	5/15/2027	EUR	11,220	19,904,204

Air Transportation 5.48%
American Airlines Group, Inc.	6.50%	7/1/2025		$13,784	23,915,240
Atlas Air Worldwide Holdings, Inc.	1.875%	6/1/2024		13,140	18,116,775
JetBlue Airways Corp.†	0.50%	4/1/2026		44,860	49,099,270
Total					91,131,285

Automakers 0.53%
Tesla, Inc.	2.00%	5/15/2024		885	8,896,463

Building & Construction 0.64%
LCI Industries†	1.125%	5/15/2026		9,723	10,680,716

Diversified Capital Goods 0.61%
John Bean Technologies Corp.†	0.25%	5/15/2026		9,452	10,175,078

Electronics 2.44%
Microchip Technology, Inc.	1.625%	2/15/2025		5,770	20,047,144
Teradyne, Inc.	1.25%	12/15/2023		4,930	20,641,293
Total					40,688,437

Energy: Exploration & Production 0.81%
EQT Corp.	1.75%	5/1/2026		8,500	13,547,300

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Health Facilities 1.31%
Oak Street Health, Inc.†	Zero Coupon	3/15/2026		$21,127	$21,853,241

Health Services 2.25%
CryoPort, Inc.†	3.00%	6/1/2025		4,300	10,728,500
Guardant Health, Inc.†	Zero Coupon	11/15/2027		13,190	14,764,556
Repligen Corp.	0.375%	7/15/2024		7,215	12,031,013
Total					37,524,069

Hotels 0.86%
Huazhu Group Ltd. (China)(b)	0.375%	11/1/2022		10,740	14,344,613

Machinery 2.70%
Chart Industries, Inc.†	1.00%	11/15/2024		6,550	16,657,469
Middleby Corp. (The)†	1.00%	9/1/2025		20,240	28,224,680
Total					44,882,149

Managed Care 0.82%
Anthem, Inc.	2.75%	10/15/2042		2,445	13,618,650

Media: Content 3.53%
fuboTV, Inc.†	3.25%	2/15/2026		18,920	16,815,150
iQIYI, Inc. (China)(b)	2.00%	4/1/2025		27,215	24,779,257
Liberty Media Corp-Liberty Formula One	1.00%	1/30/2023		13,300	17,075,538
Total					58,669,945

Media: Diversified 1.70%
Match Group Financeco 2, Inc.†	0.875%	6/15/2026		16,415	28,377,431

Medical Products 4.37%
CONMED Corp.	2.625%	2/1/2024		14,250	23,138,438
Insulet Corp.	0.375%	9/1/2026		26,950	36,298,281
Neurocrine Biosciences, Inc.	2.25%	5/15/2024		9,815	13,317,728
Total					72,754,447

Pharmaceuticals 4.46%
Bridgebio Pharma, Inc.†	2.25%	2/1/2029		26,495	24,803,591
Canopy Growth Corp.†(a)	4.25%	7/15/2023	CAD	35,530	31,065,405
Insmed, Inc.	0.75%	6/1/2028		$18,225	18,281,953
Total					74,150,949

Real Estate Development & Management 0.85%
IIP Operating Partnership LP†	3.75%	2/21/2024		5,110	14,093,891

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.30%
IH Merger Sub LLC	3.50%	1/15/2022	$13,525	$21,606,187

Recreation & Travel 5.34%
Callaway Golf Co.	2.75%	5/1/2026	8,370	18,440,156
Carnival Corp.	5.75%	4/1/2023	7,115	21,959,025
Expedia Group, Inc.†	Zero Coupon	2/15/2026	18,580	20,577,350
Royal Caribbean Cruises Ltd.†	4.25%	6/15/2023	19,025	27,833,575
Total				88,810,106

Software/Services 16.39%
Bentley Systems, Inc.†	0.125%	1/15/2026	13,600	15,422,400
Booking Holdings, Inc.	0.90%	9/15/2021	22,865	26,614,860
Cerence, Inc.†	3.00%	6/1/2025	3,565	9,492,647
Euronet Worldwide, Inc.	0.75%	3/15/2049	26,475	31,174,312
Five9, Inc.†	0.50%	6/1/2025	18,225	26,357,906
HubSpot, Inc.†	0.375%	6/1/2025	7,125	13,341,563
Rapid7, Inc.†	0.25%	3/15/2027	15,695	16,449,929
Shopify, Inc. (Canada)(b)	0.125%	11/1/2025	9,847	11,877,944
Square, Inc.†	Zero Coupon	5/1/2026	9,725	10,630,641
Square, Inc.†	0.25%	11/1/2027	26,650	30,097,844
Twilio, Inc.	0.25%	6/1/2023	3,295	15,630,821
Weibo Corp. (China)(b)	1.25%	11/15/2022	51,265	50,143,578
Zillow Group, Inc.	2.75%	5/15/2025	8,145	15,480,591
Total				272,715,036

Specialty Retail 6.89%
Burlington Stores, Inc.	2.25%	4/15/2025	17,159	27,454,400
Dick’s Sporting Goods, Inc.	3.25%	4/15/2025	10,125	29,160,000
RH	Zero Coupon	6/15/2023	7,685	25,360,500
Wayfair, Inc.†	0.625%	10/1/2025	30,960	32,759,550
Total				114,734,450

Support: Services 2.53%
Lyft, Inc.†	1.50%	5/15/2025	3,500	5,701,500
Uber Technologies, Inc.†	Zero Coupon	12/15/2025	35,660	36,462,350
Total				42,163,850

Technology Hardware & Equipment 4.37%
SunPower Corp.	0.875%	6/1/2021	5,100	5,176,488
Western Digital Corp.	1.50%	2/1/2024	62,886	67,563,146
Total				72,739,634

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services 1.27%
21Vianet Group, Inc. (China)†(b)	Zero Coupon	2/1/2026	$24,763	$21,110,457

Theaters & Entertainment 3.16%
Eventbrite, Inc.†	0.75%	9/15/2026	13,545	13,807,434
Live Nation Entertainment, Inc.	2.50%	3/15/2023	27,045	38,777,121
Total				52,584,555

Tobacco 1.02%
Turning Point Brands, Inc.	2.50%	7/15/2024	15,500	17,001,562

Transportation: Infrastructure/Services 3.26%
Granite Construction, Inc.	2.75%	11/1/2024	10,165	14,414,258
Scorpio Tankers, Inc. (Monaco)†(b)	3.00%	5/15/2025	37,258	39,767,283
Total				54,181,541
Total Convertible Bonds (cost $1,266,022,677)				1,404,804,282

	Dividend Rate		Shares (000)

CONVERTIBLE PREFERRED STOCKS 11.51%

Auto Parts & Equipment 1.44%
Aptiv plc (Ireland)(b)	5.50%		141	23,936,382

Banking 1.13%
Bank of America Corp.	7.25%		13	18,835,576

Electric: Integrated 2.26%
NextEra Energy, Inc.	4.872%		676	37,614,087

Electronics 3.00%
Broadcom, Inc.	8.00%		33	49,839,237

Medical Products 3.68%
Boston Scientific Corp.	5.50%		168	19,102,707
Danaher Corp.	4.75%		24	42,122,250
Total				61,224,957
Total Convertible Preferred Stocks (cost $178,863,738)				191,450,239
Total Long-Term Investments (cost $1,457,727,326)				1,611,251,311

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2021

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 2.92%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $40,874,600 of U.S. Treasury Inflation Indexed Note at 0.125% due 7/15/2024; value: $49,548,885; proceeds: $48,577,282 (cost $48,577,282)	$48,577	$48,577,282
Total Investments in Securities 99.74% (cost $1,506,304,608)		1,659,828,593
Cash, Foreign Cash and Other Assets in Excess Liabilities(c) 0.26%		4,391,115
Net Assets 100.00%		$1,664,219,708

CAD	Canadian dollar.
EUR	Euro.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2021, the total value of Rule 144A securities was $597,151,407, which represents 35.88% of net assets.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	7/20/2021	38,707,000	$30,885,352	$32,066,690	$(1,181,338)
Euro	Sell	Bank of America	6/4/2021	3,448,000	4,196,178	4,216,543	(20,365)
Euro	Sell	Bank of America	6/4/2021	5,100,000	5,983,090	6,236,766	(253,676)
Euro	Sell	Bank of America	6/4/2021	7,999,000	9,384,787	9,781,940	(397,153)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,852,532)

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$14,996,790	$–	$–	$14,996,790
Convertible Bonds	–	1,404,804,282	–	1,404,804,282
Convertible Preferred Stocks
Auto Parts & Equipment	23,936,382	–	–	23,936,382
Banking	18,835,576	–	–	18,835,576
Electric: Integrated	–	37,614,087	–	37,614,087
Electronics	49,839,237	–	–	49,839,237
Medical Products	61,224,957	–	–	61,224,957
Short-Term Investments
Repurchase Agreements	–	48,577,282	–	48,577,282
Total	$168,832,942	$1,490,995,651	$–	$1,659,828,593

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(1,852,532)	–	(1,852,532)
Total	$–	$(1,852,532)	$–	$(1,852,532)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 107.92%

ASSET-BACKED SECURITIES 19.83%

Automobiles 8.03%
American Credit Acceptance Receivables Trust 2020-2 A†	1.65%	12/13/2023	$542	$543,601
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	732	736,093
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	494	497,431
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	653	667,035
BMW Vehicle Owner Trust 2020-A A2	0.39%	2/27/2023	2,958	2,959,729
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	335	335,906
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	1,733	1,742,674
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	1,094	1,098,165
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	59	59,544
CarMax Auto Owner Trust 2020-1 C	2.34%	11/17/2025	763	791,209
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	15,000	15,009,948
Carvana Auto Receivables Trust 2021-N2 A2(a)	0.97%	3/10/2028	6,700	6,606,260
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	101	101,797
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	949	971,648
CPS Auto Receivables Trust 2020-B A†	1.15%	7/17/2023	1,607	1,609,731
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	1,772	1,802,283
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	876	883,279
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	430	431,212
Exeter Automobile Receivables Trust 2020-2A A†	1.13%	8/15/2023	428	429,056
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	1,008	1,015,541
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	895	900,677
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	5,369	5,369,055
Flagship Credit Auto Trust 2021-2 C†	1.27%	6/15/2027	7,325	7,342,534
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	15,500	15,505,884
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	234	234,013
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	264	263,941
Ford Credit Auto Owner Trust 2020-B A2	0.50%	2/15/2023	3,784	3,788,479
Ford Credit Auto Owner Trust REV1 2021-1 C†	1.91%	10/17/2033	1,800	1,814,935

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%		4/17/2023	$163	$163,801
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%		8/15/2023	1,477	1,493,830
GM Financial Consumer Automobile Receivables Trust 2018-4 A3	3.21%		10/16/2023	1,975	2,003,101
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%		11/15/2022	1,348	1,350,602
Hyundai Auto Receivables Trust 2017-A C	2.53%		11/15/2023	2,263	2,265,699
Hyundai Auto Receivables Trust 2017-B A4	1.96%		2/15/2023	1,338	1,340,024
Hyundai Auto Receivables Trust 2019-B A2	1.93%		7/15/2022	12	11,853
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%		3/15/2023	15,500	15,504,599
Santander Drive Auto Receivables Trust 2021-1 A2	0.29%		11/15/2023	12,643	12,648,927
Santander Retail Auto Lease Trust 2019-B A2A†	2.29%		4/20/2022	47	46,858
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%		7/17/2023	21,100	21,107,486
Volkswagen Auto Loan Enhanced Trust 2020-1 A2A	0.93%		12/20/2022	1,890	1,892,801
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%		2/15/2023	33	33,158
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	1,285	1,329,028
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%		2/15/2024	6,545	6,565,142
Westlake Automobile Receivables Trust 2020-3A E†	3.34%		6/15/2026	3,875	4,014,034
World Omni Auto Receivables Trust 2018-B A3	2.87%		7/17/2023	821	828,615
World Omni Auto Receivables Trust 2021-A A2	0.17%		2/15/2024	15,300	15,303,733
Total					161,414,951

Credit Cards 1.10%
Capital One Multi-Asset Execution Trust 2005-B3 B3	0.734% (3 Mo. LIBOR + .55%	)#	5/15/2028	2,677	2,657,466
Continental Finance Credit Card
ABS Master Trust 2020-1A A†	2.24%		12/15/2028	9,100	9,212,222
Genesis Sales Finance Master Trust 2020-AA B†	2.24%		9/22/2025	4,000	4,037,544
Perimeter Master Note Business Trust 2019-1A A†	4.31%		12/15/2022	2,579	2,585,318
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	747	747,640

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2018-B A	3.46%		7/15/2025	$2,832	$2,858,774
Total					22,098,964

Other 10.70%
ALM VII Ltd. 2012-7A A2R2†	2.034% (3 Mo. LIBOR +1.85%	)#	7/15/2029	3,302	3,307,685
ALM VII Ltd. 2012-7A CR2†	3.734% (3 Mo. LIBOR + 3.55%	)#	7/15/2029	888	889,003
Apidos CLO XXXV 2021-35A A†	1.249% (3 Mo. LIBOR + 1.05%	)#	4/20/2034	2,250	2,250,019
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 AS†(a)	1.50% (1 Mo. LIBOR + 1.40%	)#	5/15/2036	5,760	5,767,200
Avery Point IV CLO Ltd. 2014-1A BR†	1.776% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	320	320,503
Barings CLO Ltd. 2019-3A BR†	1.722% (3 Mo. LIBOR + 1.60%	)#	4/20/2031	3,080	3,080,201
BlueMountain CLO Ltd. 2015-2A A1R†	1.12% (3 Mo. LIBOR + .93%	)#	7/18/2027	361	360,843
Carlyle US CLO Ltd. 2021-1A A1†	1.331% (3 Mo. LIBOR + 1.14%	)#	4/15/2034	8,520	8,546,030
Cedar Funding XIV CLO Ltd. 2021-14A B†(a)	Zero Coupon	#(b)	7/15/2033	6,730	6,730,000
CIFC Funding I Ltd. 2021-1A A1†	1.246% (3 Mo. LIBOR + 1.11%	)#	4/25/2033	8,040	8,051,790
CIFC Funding II Ltd. 2013-2A A2L2†	Zero Coupon	#(b)	10/18/2030	4,000	3,996,420
CIFC Funding Ltd. 2021-4A B†(a)	Zero Coupon	#(b)	7/15/2033	5,000	5,000,000
Dell Equipment Finance Trust 2019-2 A3†	1.91%		10/22/2024	5,200	5,254,747
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	421	428,385
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	658	658,965
Dryden 61 CLO Ltd. 2018-61A A1R†	1.18% (3 Mo. LIBOR + .99%	)#	1/17/2032	5,060	5,059,588
Dryden Senior Loan Fund 2017-47A BR†	Zero Coupon	#(b)	4/15/2028	6,200	6,187,337
Dryden Senior Loan Fund 2017-47A CR†	Zero Coupon	#(b)	4/15/2028	5,270	5,278,196
Eaton Vance CLO Ltd. 2013-1A A13R†	1.434% (3 Mo. LIBOR + 1.25%	)#	1/15/2034	4,510	4,538,385
Elmwood CLO VIII Ltd. 2021 1A A1†	1.356% (3 Mo. LIBOR + 1.24%	)#	1/20/2034	3,490	3,496,643
Encina Equipment Finance LLC 2021-1A D†	1.69%		11/15/2027	4,200	4,206,371

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Galaxy XXI CLO Ltd. 2015-21A AR†	1.208% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	$485	$485,377
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.326% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	448	441,447
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	1,198	1,348,234
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	2,154	2,305,223
JFIN CLO Ltd. 2014-1A B1R†	1.638% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	603	604,317
Kayne CLO 5 Ltd. 2019-5A A†	1.526% (3 Mo. LIBOR + 1.35%	)#	7/24/2032	4,000	4,004,992
Kayne CLO III Ltd. 2019-3A BR†	1.656% (3 Mo. LIBOR + 1.55%	)#	4/15/2032	4,740	4,740,000
Kayne CLO Ltd. 2020-7A A1†	1.39% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	4,578	4,593,622
Kayne CLO Ltd. 2021-10A A†	Zero Coupon	#(b)	4/23/2034	6,640	6,640,137
KKR CLO Ltd-29A A†	1.341% (3 Mo. LIBOR + 1.20%	)#	1/15/2032	2,950	2,953,670
KKR CLO Ltd. 18 B†	1.89% (3 Mo. LIBOR + 1.70%	)#	7/18/2030	2,072	2,074,713
KKR CLO Ltd. 18 D†	3.79% (3 Mo. LIBOR + 3.60%	)#	7/18/2030	332	332,670
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	5,712	5,865,676
Lendmark Funding Trust 2021-1A C†	3.41%		11/20/2031	2,000	2,021,385
Logan CLO I Ltd. 2021-1A A†(a)	Zero Coupon	#(b)	7/20/2034	2,800	2,800,000
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	1,664	1,696,083
Marble Point CLO XVII Ltd. 2020-1A A†	1.488% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	2,824	2,826,582
Mariner Finance Issuance Trust 2021-AA D†	3.83%		3/20/2036	2,600	2,685,497
Massachusetts Educational Financing Authority 2008-1 A1	1.126% (3 Mo. LIBOR + .95%	)#	4/25/2038	760	764,622
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	5,531	5,808,164
Mountain View CLO 2014-1 Ltd. 2014-1A CRR†	2.184% (3 Mo. LIBOR + 2.00%	)#	10/15/2026	1,700	1,701,241
Mountain View CLO LLC 2017-1A AR†	1.274% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	2,645	2,645,265
Mountain View CLO X Ltd. 2015-10A AR†	1.008% (3 Mo. LIBOR + .82%	)#	10/13/2027	991	990,711
Mountain View CLO X Ltd. 2015-10A BR†	1.538% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	1,449	1,447,327
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	1,166	1,228,568
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	6,075	6,109,214

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Neuberger Berman CLO XX Ltd. 2015-20A AR†	0.984% (3 Mo. LIBOR + .80%	)#	1/15/2028	$974	$974,043
OCP CLO Ltd. 2019-16A AR†	1.188% (3 Mo. LIBOR + 1.00%	)#	4/10/2033	4,860	4,859,984
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.356% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	2,566	2,575,430
Octagon Investment Partners 48 Ltd. 2020-3A A†	1.688% (3 Mo. LIBOR + 1.50%	)#	10/20/2031	3,500	3,513,186
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	5,645	5,976,912
Palmer Square CLO Ltd. 2021-2A A†	Zero Coupon	#(b)	7/15/2034	5,340	5,345,006
Palmer Square Loan Funding Ltd. 2020-1A A1†	0.955% (3 Mo. LIBOR + .80%	)#	2/20/2028	2,005	2,005,725
Parallel Ltd. 2015-1A AR†	1.038% (3 Mo. LIBOR + .85%	)#	7/20/2027	3,305	3,305,674
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.446% (3 Mo. LIBOR + .27%	)#	4/25/2038	608	580,435
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	1,404	1,407,654
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	486	486,870
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	4,181	4,210,954
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	3,285	3,421,114
SCF Equipment Leasing LLC 2021-1A C†	1.54%		10/21/2030	4,325	4,309,195
Shackleton CLO Ltd. 2015-8A DR†	2.888% (3 Mo. LIBOR + 2.70%	)#	10/20/2027	3,020	2,999,752
Shackleton CLO Ltd. 2016-9A B†	2.088% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	1,070	1,071,687
Shackleton CLO Ltd. 2019-14A A2†	2.088% (3 Mo. LIBOR + 1.90%	)#	7/20/2030	3,798	3,800,608
SLC Student Loan Trust 2008-1 A4A	1.784% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	2,052	2,110,719
TCI-Flatiron CLO Ltd. 2016-1A AR2†	1.34% (3 Mo. LIBOR + 1.15%	)#	1/17/2032	4,410	4,421,110
Towd Point Asset Trust 2018-SL1 A†	0.692% (1 Mo. LIBOR + .60%	)#	1/25/2046	994	988,167
Upstart Securitization Trust 2021-2 B†	1.75%		6/20/2031	3,898	3,915,364
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	361	366,526
Total					215,169,163
Total Asset-Backed Securities (cost $396,163,494)					398,683,078

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
CORPORATE BONDS 26.06%

Aerospace/Defense 0.85%
Boeing Co. (The)	4.875%		5/1/2025		$9,040	$10,160,714
Boeing Co. (The)	5.04%		5/1/2027		6,056	6,986,699
Total						17,147,413

Air Transportation 0.10%
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(c)	4.25%		5/15/2034		1,814	1,941,130

Automobiles 0.63%
Ford Motor Co.	7.45%		7/16/2031		3,160	3,994,129
General Motors Co.	6.60%		4/1/2036		6,423	8,675,760
Total						12,669,889

Banks: Regional 4.37%
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032		6,514	6,609,078
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028		4,807	5,300,196
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%	)#	3/5/2029		1,698	1,900,976
Bank of America Corp.	4.00%		1/22/2025		1,716	1,893,888
Bank of America Corp.	4.25%		10/22/2026		4,291	4,892,239
Bank of America Corp.	4.45%		3/3/2026		940	1,072,389
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032		2,498	2,505,707
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031		9,393	9,576,118
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028		7,031	7,849,816
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		1,071	1,529,842
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%	)#	4/22/2032		4,624	4,662,210
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		1,452	1,601,522
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028		9,750	10,863,301
JPMorgan Chase & Co.	3.96% (3 Mo. LIBOR + 1.25%	)#	1/29/2027		2,137	2,391,732
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%	)#	–	(d)	2,230	2,277,387
Kookmin Bank (South Korea)†(c)	1.75%		5/4/2025		2,320	2,367,365
Macquarie Bank Ltd. (Australia)†(c)	3.052% (5 Yr Treasury CMT + 1.70%	)#	3/3/2036		4,585	4,463,222
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029		3,121	3,571,895
Morgan Stanley	3.625%		1/20/2027		1,033	1,151,473
National Australia Bank Ltd. (Australia)†(c)	2.99%		5/21/2031		2,374	2,387,721
UBS AG (Switzerland)(c)	5.125%		5/15/2024		1,694	1,873,962
Wells Fargo Bank NA	5.85%		2/1/2037		5,275	7,057,859
Total						87,799,898

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.49%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	$6,717	$8,015,254
Coca-Cola Femsa SAB de CV (Mexico)(c)	1.85%	9/1/2032	2,040	1,921,823
Total				9,937,077

Biotechnology Research & Production 0.68%
Biogen, Inc.	2.25%	5/1/2030	9,117	8,999,193
Regeneron Pharmaceuticals, Inc.	1.75%	9/15/2030	4,898	4,594,521
Total				13,593,714

Building Materials 0.04%
Owens Corning, Inc.	4.30%	7/15/2047	697	776,944

Business Services 0.15%
Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.00%	7/30/2027	1,839	1,941,711
CoStar Group, Inc.†	2.80%	7/15/2030	1,128	1,125,436
Total				3,067,147

Computer Hardware 0.40%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	2,030	1,994,597
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	2,950	3,518,470
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	1,611	2,532,324
Total				8,045,391

Computer Software 0.67%
Oracle Corp.	2.875%	3/25/2031	2,499	2,562,090
Oracle Corp.	6.125%	7/8/2039	1,391	1,875,843
Twilio, Inc.	3.875%	3/15/2031	1,955	1,982,986
VMware, Inc.	3.90%	8/21/2027	2,381	2,646,645
VMware, Inc.	4.70%	5/15/2030	3,837	4,461,978
Total				13,529,542

Construction/Homebuilding 0.51%
NVR, Inc.	3.00%	5/15/2030	5,329	5,568,989
PulteGroup, Inc.	6.375%	5/15/2033	2,137	2,781,412
Shea Homes LP†	4.75%	4/1/2029	1,965	1,961,208
Total				10,311,609

Containers 0.18%
Ball Corp.	2.875%	8/15/2030	3,706	3,543,863

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 1.10%
AbbVie, Inc.	4.25%	11/21/2049	$5,427	$6,260,060
Bayer Corp.†	6.65%	2/15/2028	1,425	1,794,023
Bayer US Finance II LLC†	3.875%	12/15/2023	7,168	7,714,814
Bayer US Finance II LLC†	4.375%	12/15/2028	5,525	6,288,865
Total				22,057,762

Electric: Power 1.92%
AES Corp. (The)†	3.95%	7/15/2030	2,586	2,798,673
Calpine Corp.†	5.00%	2/1/2031	1,850	1,796,720
Emera US Finance LP	4.75%	6/15/2046	3,338	3,825,243
IPALCO Enterprises, Inc.	4.25%	5/1/2030	3,909	4,355,967
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030	1,850	1,929,550
NRG Energy, Inc.†	3.625%	2/15/2031	4,010	3,849,620
NRG Energy, Inc.†	5.25%	6/15/2029	1,834	1,930,413
Oglethorpe Power Corp.	5.95%	11/1/2039	1,032	1,326,745
Ohio Edison Co.	8.25%	10/15/2038	2,655	4,051,962
Pacific Gas and Electric Co.	4.55%	7/1/2030	6,350	6,685,703
Pennsylvania Electric Co.†	3.60%	6/1/2029	1,682	1,777,750
PSEG Power LLC	8.625%	4/15/2031	2,855	4,332,078
Total				38,660,424

Electrical Equipment 0.18%
SK Hynix, Inc. (South Korea)†(c)	2.375%	1/19/2031	2,000	1,930,051
Skyworks Solutions, Inc.	3.00%	6/1/2031	1,751	1,775,371
Total				3,705,422

Financial Services 2.00%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%	1/15/2025	2,732	2,892,762
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.875%	1/23/2028	6,194	6,551,702
Ally Financial, Inc.	8.00%	11/1/2031	5,040	7,129,760
Aviation Capital Group LLC†	1.95%	1/30/2026	3,877	3,853,509
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%	4/15/2026	989	1,064,545
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%	5/15/2024	4,791	5,264,338
Navient Corp.	6.75%	6/15/2026	1,795	1,979,221
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	1,164	1,303,539
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	690	768,116

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
OneMain Finance Corp.	6.125%	3/15/2024	$1,755	$1,893,206
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.50%	2/15/2024	3,956	4,350,198
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%	3/1/2029	1,239	1,210,348
SURA Asset Management SA (Columbia)†(c)	4.875%	4/17/2024	1,835	1,977,212
Total				40,238,456

Food 0.63%
Albertsons Cos, Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	938	972,021
Bimbo Bakeries USA, Inc.†	4.00%	5/17/2051	3,550	3,721,807
Kraft Heinz Foods Co.	3.75%	4/1/2030	5,734	6,143,522
Kraft Heinz Foods Co.	4.375%	6/1/2046	793	851,727
Kraft Heinz Foods Co.	4.875%	10/1/2049	758	871,116
Total				12,560,193

Health Care Products 0.28%
Alcon Finance Corp.†	2.60%	5/27/2030	5,588	5,658,496

Health Care Services 0.67%
CommonSpirit Health	3.347%	10/1/2029	1,227	1,316,530
DaVita, Inc.†	3.75%	2/15/2031	1,990	1,910,549
HCA, Inc.	5.50%	6/15/2047	4,550	5,725,725
Legacy LifePoint Health LLC†	4.375%	2/15/2027	1,819	1,814,589
Northwell Healthcare, Inc.	3.979%	11/1/2046	1,867	2,040,159
Universal Health Services, Inc.†	5.00%	6/1/2026	632	650,265
Total				13,457,817

Insurance 0.29%
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,592	5,724,560

Investment Management Companies 0.05%
Temasek Financial I Ltd. (Singapore)†(c)	2.50%	10/6/2070	1,180	1,087,367

Machinery: Agricultural 0.41%
BAT Capital Corp.	3.557%	8/15/2027	3,114	3,310,813
BAT Capital Corp.	4.39%	8/15/2037	3,348	3,479,255
BAT Capital Corp.	4.70%	4/2/2027	1,302	1,467,256
Total				8,257,324

Machinery: Industrial/Specialty 0.18%
nVent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	3,340	3,607,967

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Manufacturing 0.36%
General Electric Co.	3.514% (3 Mo. LIBOR + 3.33%	)#	–	(d)	$7,485	$7,208,429

Media 0.83%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030		1,875	1,947,070
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50%		6/1/2041		2,631	2,514,147
Cox Communications, Inc.†	8.375%		3/1/2039		2,464	4,023,859
CSC Holdings LLC†	6.50%		2/1/2029		3,190	3,493,959
Time Warner Cable LLC	7.30%		7/1/2038		3,385	4,798,451
Total						16,777,486

Metals & Minerals: Miscellaneous 0.96%
Anglo American Capital plc (United Kingdom)†(c)	3.625%		9/11/2024		695	754,591
Anglo American Capital plc (United Kingdom)†(c)	4.75%		4/10/2027		3,199	3,690,898
Antofagasta plc (Chile)†(c)	2.375%		10/14/2030		2,032	1,951,624
Freeport-McMoRan, Inc.	4.125%		3/1/2028		1,909	1,994,905
Freeport-McMoRan, Inc.	4.625%		8/1/2030		3,635	3,995,737
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%		10/25/2042		3,084	3,815,437
Glencore Funding LLC†	2.85%		4/27/2031		3,165	3,159,081
Total						19,362,273

Natural Gas 0.57%
ENN Clean Energy International Investment Ltd.†	3.375%		5/12/2026		3,600	3,647,714
National Fuel Gas Co.	3.95%		9/15/2027		7,200	7,789,340
Total						11,437,054

Oil 2.21%
Apache Corp.	4.75%		4/15/2043		4,176	4,135,451
Cimarex Energy Co.	3.90%		5/15/2027		5,866	6,453,368
Continental Resources, Inc.	4.90%		6/1/2044		4,782	5,193,754
Diamondback Energy, Inc.	3.50%		12/1/2029		4,851	5,145,838
Diamondback Energy, Inc.	4.75%		5/31/2025		8,988	10,183,062
Empresa Nacional del Petroleo (Chile)†(c)	3.75%		8/5/2026		1,475	1,549,972
Eni SpA (Italy)†(c)	5.70%		10/1/2040		5,053	6,348,678
Occidental Petroleum Corp.	2.70%		2/15/2023		1,872	1,885,600
Saudi Arabian Oil Co. (Saudi Arabia)†(c)	2.875%		4/16/2024		1,950	2,068,200
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	3.25%		8/15/2030		1,400	1,430,086
Total						44,394,009

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 0.71%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%	11/2/2047	$3,460	$4,026,852
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(c)	3.25%	9/30/2040	4,400	4,341,913
NGPL PipeCo LLC†	3.25%	7/15/2031	3,973	4,030,722
Western Midstream Operating LP	4.35%	2/1/2025	1,868	1,949,725
Total				14,349,212

Oil: Integrated Domestic 0.57%
Halliburton Co.	5.00%	11/15/2045	3,601	4,214,622
Halliburton Co.	7.45%	9/15/2039	2,595	3,718,856
NOV, Inc.	3.60%	12/1/2029	3,296	3,435,125
Total				11,368,603

Paper & Forest Products 0.13%
Suzano Austria GmbH (Brazil)(c)	3.75%	1/15/2031	2,511	2,609,833

Real Estate Investment Trusts 0.97%
American Campus Communities Operating
Partnership LP	3.875%	1/30/2031	5,489	5,999,372
Country Garden Holdings Co. Ltd. (China)(c)	5.125%	1/17/2025	3,800	3,952,232
VEREIT Operating Partnership LP	4.875%	6/1/2026	4,266	4,928,627
WEA Finance LLC†	2.875%	1/15/2027	4,485	4,611,152
Total				19,491,383

Technology 0.97%
Baidu, Inc. (China)(c)	2.375%	10/9/2030	1,550	1,528,055
Baidu, Inc. (China)(c)	3.075%	4/7/2025	1,300	1,374,641
JD.com, Inc. (China)(c)	3.375%	1/14/2030	2,145	2,259,516
Meituan (China)†(c)	3.05%	10/28/2030	3,490	3,389,184
Netflix, Inc.†	4.875%	6/15/2030	2,158	2,489,792
Netflix, Inc.	6.375%	5/15/2029	2,971	3,717,063
Prosus NV (Netherlands)†(c)	3.832%	2/8/2051	3,500	3,244,424
VeriSign, Inc.(a)	2.70%	6/15/2031	1,461	1,466,552
Total				19,469,227

Telecommunications 1.00%
AT&T, Inc.†	3.50%	9/15/2053	5,532	5,256,720
AT&T, Inc.	4.30%	2/15/2030	9,872	11,247,173
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	3,270	3,614,161
Total				20,118,054
Total Corporate Bonds (cost $505,922,598)				523,964,968

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(e) 0.42%

Drugs 0.20%
Horizon Therapeutics USA Inc. 2021 Term Loan B	2.50% (1 Mo. LIBOR + 2.00%)		3/15/2028	$4,111	$4,108,450

Entertainment 0.22%
Churchill Downs Incorporated 2021 Incremental Term Loan B1	2.10% (1 Mo. LIBOR + 2.00%)		3/10/2028	4,412	4,384,442
Total Floating Rate Loans (cost $8,502,203)					8,492,892

FOREIGN GOVERNMENT OBLIGATIONS(c) 2.07%

Canada 1.04%
Province of Ontario Canada	3.40%		10/17/2023	19,500	20,930,599

Japan 0.47%
Japan Finance Organization for Municipalities	2.00%		4/21/2022	9,350	9,502,293

Qatar 0.34%
State of Qatar†	4.00%		3/14/2029	5,175	5,963,991
State of Qatar†	5.103%		4/23/2048	725	943,274
Total					6,907,265

Saudi Arabia 0.22%
Saudi International Bond†	3.25%		10/26/2026	4,000	4,333,624
Total Foreign Government Obligations (cost $41,210,002)					41,673,781

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.08%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.145%	#(f)	2/25/2032	11,453	1,311,614
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(f)	2/16/2053	277	288,383
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,591,728)					1,599,997

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.92%
Federal National Mortgage Assoc.(g)	2.50%		TBA	44,600	46,175,818
Federal National Mortgage Assoc.(g)	3.00%		TBA	17,000	17,755,952
Federal National Mortgage Assoc.	3.50%		9/1/2047 - 3/1/2050	21,097	22,578,616
Federal National Mortgage Assoc.(g)	3.50%		TBA	107,200	113,152,493
Government National Mortgage Assoc.(g)	2.50%		TBA	38,700	40,078,582
Total Government Sponsored Enterprises Pass-Throughs (cost $239,064,297)					239,741,461

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.75%

Miscellaneous
County of Miami-Dade FL	2.786%		10/1/2037	$640	$631,235
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	1,509	1,575,081
New Jersey Educational Facilities Authority	3.636%		9/1/2029	1,319	1,460,132
New Jersey Educational Facilities Authority	3.836%		9/1/2036	1,592	1,719,183
New York City Transitional Finance Authority Future Tax Secured Revenue	2.69%		5/1/2033	8,450	8,779,312
Regents of the University of California Medical Center	3.006%		5/15/2050	950	933,187
Total Municipal Bonds (cost $15,052,240)					15,098,130

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.31%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(f)	12/25/2059	505	509,821
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.051% (1 Mo. LIBOR + .95%	)#	6/15/2035	1,141	1,142,616
BBCMS Mortgage Trust 2019-BWAY A†	1.057% (1 Mo. LIBOR + .96%	)#	11/15/2034	1,510	1,507,444
BBCMS Mortgage Trust 2019-BWAY B†	1.411% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	664	660,390
BX Trust 2018-GW A†	0.901% (1 Mo. LIBOR + .80%	)#	5/15/2035	5,060	5,071,723
BX Trust 2019-OC11 A†	3.202%		12/9/2041	2,929	3,137,236
CF Trust 2019-BOSS A1†	4.75% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	1,690	1,543,048	(h)

Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.159%	#(f)	5/10/2047	15,645	456,351
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	2,300,672
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(f)	4/15/2049	709	545,528
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.969%	#(f)	8/10/2047	2,854	70,698
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.712%	#(f)	8/10/2047	4,440	3,945,816
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.307%	#(f)	2/10/2048	3,741	2,744,794
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.321%	#(f)	7/10/2050	620	679,603
Commercial Mortgage Pass-Through Certificates
2015-PC1 C	4.321%	#(f)	7/10/2050	3,385	3,482,347
Commercial Mortgage Pass-Through Certificates
2015-PC1 D	4.321%	#(f)	7/10/2050	1,471	1,269,498

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	1.701% (1 Mo. LIBOR + 1.60%	)#	5/15/2036	$4,600	$4,613,322
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(f)	2/25/2050	1,618	1,644,996
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	2,872	2,890,520
CSAIL Commercial Mortgage Trust 2015-C2 C	4.188%	#(f)	6/15/2057	325	305,306
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.389%	#(f)	11/15/2049	1,875	1,409,270
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	1,635	1,766,511
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	1,436	1,504,535
DBWF Mortgage Trust 2018-GLKS A†	1.127% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	2,000	2,004,463
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(f)	10/25/2059	1,010	1,021,723
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(f)	1/25/2060	801	812,415
Deephaven Residential Mortgage Trust 2020-2 A1†	1.692%		5/25/2065	2,260	2,268,740
Ellington Financial Mortgage Trust 2020-1 A1†	2.006%	#(f)	5/25/2065	2,788	2,830,319
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	571	580,744
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	3,134	3,155,843
Great Wolf Trust 2019-WOLF A†	1.135% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	6,000	6,015,007
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.051% (1 Mo. LIBOR + .95%	)#	7/15/2035	1,346	1,346,817
GS Mortgage Securities Trust 2015-GC32 C	4.422%	#(f)	7/10/2048	685	739,057
Hilton Orlando Trust 2018-ORL A†	1.021% (1 Mo. LIBOR + .92%	)#	12/15/2034	2,060	2,063,127
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,118,091
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(f)	8/5/2034	2,231	1,567,339
JPMorgan Chase Commercial Mortgage
Securities Trust 2015-C30 C	4.267%	#(f)	7/15/2048	2,629	2,797,594
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.401% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	2,292	2,296,334
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	1,026	1,029,791

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.057% (1 Mo. LIBOR + .95%	)#	7/5/2033	$4,703	$4,714,867
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(f)	1/26/2060	472	480,490
PFP Ltd. 2019-6 A†	1.148% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	1,022	1,016,501
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	1,145	1,169,212
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(f)	2/25/2024	367	373,539
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(f)	2/25/2050	748	758,959
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(f)	4/25/2065	4,070	4,119,740
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	1,712	1,739,996
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	3,272	3,309,724
Verus Securitization Trust 2020-INV1 A1†	1.977%	#(f)	3/25/2060	2,919	2,965,062
Vista Point Securitization Trust 2020-1 A1†	1.763%	#(f)	3/25/2065	3,849	3,894,431
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(f)	4/25/2065	2,578	2,594,285
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(f)	7/15/2048	2,139	2,228,594
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(f)	11/15/2050	1,151	1,261,781
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.562%	#(f)	10/15/2057	20,329	326,706
Total Non-Agency Commercial Mortgage-Backed Securities (cost $106,939,187)					106,803,336

U.S. TREASURY OBLIGATIONS 41.48%
U.S. Treasury Bill	Zero Coupon		7/29/2021	128,761	128,759,962
U.S. Treasury Bill	Zero Coupon		10/21/2021	160,000	159,992,110
U.S. Treasury Bond	1.125%		5/15/2040	77,626	64,781,323
U.S. Treasury Bond	1.625%		11/15/2050	22,056	18,850,987
U.S. Treasury Note	0.375%		4/15/2024	189,589	190,092,596
U.S. Treasury Note	0.625%		8/15/2030	44,898	41,321,944
U.S. Treasury Note	0.75%		3/31/2026	200,766	200,609,152
U.S. Treasury Note	1.125%		2/29/2028	29,800	29,640,524
Total U.S. Treasury Obligations (cost $838,757,624)					834,048,598
Total Long-Term Investments (cost $2,153,203,373)					2,170,106,241

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 4.07%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $68,777,600 of U.S. Treasury Inflation Indexed Note at 0.125% due 7/15/2024; value: $83,373,376; proceeds: $81,738,577 (cost $81,738,577)	$81,739	$81,738,577
Total Investments in Securities 111.99% (cost $2,234,941,950)		2,251,844,818
Liabilities in Excess of Other Assets(i) (11.99%)		(241,093,747)
Net Assets 100.00%		$2,010,751,071

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2021, the total value of Rule 144A securities was $538,485,428, which represents 26.78% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2021.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2021.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(i)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at May 31, 2021(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.IG.36(4)(5)	Bank of America	1.00%	6/20/2026	$58,500,000	$(59,928,661)	$(1,214,419)	$(214,242)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $214,242.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.

Credit Default Swaps on Indexes - Sell Protection at February 28, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB.9	Citibank	3.00%	8/17/2061	$2,050,000	$1,923,501	$ (170,083)	$ 43,584	$ (126,499)
Markit CMBX.NA.BBB.9	Citibank	3.00%	8/17/2061	2,050,000	1,923,501	(182,503)	56,004	(126,499)
Markit CMBX.NA.BBB.9	Goldman	3.00%	8/17/2061	10,250,000	9,617,504	(837,938)	205,442	(632,496)
Markit CMBX.NA.BBB.9	Morgan Stanley	3.00%	8/17/2061	2,050,000	1,923,501	(170,083)	43,584	(126,499)
Markit CMBX.NA.BBB.9	Morgan Stanley	3.00%	8/17/2061	4,100,000	3,847,001	(339,961)	86,962	(252,999)
Markit CMBX.NA.BBB.10	Merrill Lynch	3.00%	8/17/2061	2,000,000	1,876,586	(162,074)	38,660	(123,414)
Total						$(1,862,642)	$474,236	$(1,388,406)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $474,236. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2021

Open Futures Contracts at May 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	September 2021	33	Short	$(4,786,521)	$(4,783,453)	$ 3,068
U.S. 2-Year Treasury Note	September 2021	1,474	Long	325,305,758	325,362,470	56,712
U.S. 5-Year Treasury Note	September 2021	17	Short	(2,105,489)	(2,105,477)	12
U.S. Long Bond	September 2021	296	Short	(46,406,252)	(46,333,250)	73,002
Total Unrealized Appreciation on Open Futures Contracts						$ 132,794

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2021	28	Long	$3,698,893	$3,694,250	$ (4,643)
U.S. Ultra Treasury Bond	September 2021	710	Long	131,772,890	131,527,500	(245,390)
Total Unrealized Depreciation on Open Futures Contracts						$(250,033)

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$398,683,078	$–	$398,683,078
Corporate Bonds	–	523,964,968	–	523,964,968
Floating Rate Loans	–	8,492,892	–	8,492,892
Foreign Government Obligations	–	41,673,781	–	41,673,781
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,599,997	–	1,599,997
Government Sponsored Enterprises Pass-Throughs	–	239,741,461	–	239,741,461
Municipal Bonds	–	15,098,130	–	15,098,130
Non-Agency Commercial Mortgage-Backed Securities	–	105,260,288	1,543,048	106,803,336
U.S. Treasury Obligations	–	834,048,598	–	834,048,598
Short-Term Investments
Repurchase Agreements	–	81,738,577	–	81,738,577
Total	$–	$2,250,301,770	$1,543,048	$2,251,844,818

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(214,242)	–	(214,242)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,388,406)	–	(1,388,406)
Futures Contracts
Assets	132,794	–	–	132,794
Liabilities	(250,033)	–	–	(250,033)
Total	$(117,239)	$(1,602,648)	$–	$(1,719,887)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.99%

ASSET-BACKED SECURITIES 20.29%

Automobiles 9.91%
ACC Trust 2019-1 B†	4.47%	10/20/2022	$100	$101,050
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	7	7,078
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	113	113,413
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	500	510,747
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	500	512,967
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	43	42,869
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	9	9,325
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	2,200	2,201,459
Carvana Auto Receivables Trust 2020-P1†	2.84%	9/8/2027	782	783,231
Carvana Auto Receivables Trust 2021-P1†	2.16%	12/10/2027	347	347,131
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	518	525,743
CPS Auto Receivables Trust 2017-C D†	3.79%	6/15/2023	44	44,458
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	306	307,893
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	411	417,819
CPS Auto Receivables Trust 2020-B D†	4.75%	4/15/2026	293	313,853
CPS Auto Trust 2017-A D†	4.61%	12/15/2022	367	369,613
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	15	14,618
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	1,590	1,617,172
Drive Auto Receivables Trust 2017-3 D†	3.53%	12/15/2023	43	43,104
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	213	213,535
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	797	830,165
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	275	279,560
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	11	11,099
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	126	127,179
Flagship Credit Auto Trust 2020-3 E†	4.98%	12/15/2027	422	454,943
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	767	767,008
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	2,250	2,250,854
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	37	36,704
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	171	171,318
Foursight Capital Automobile Receivables Trust 2018-1 E†	5.56%	1/16/2024	451	463,147
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	3	2,875

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Hyundai Auto Receivables Trust 2019-B A2	1.93%		7/15/2022	$2	$1,859
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%		3/15/2023	2,250	2,250,668
Prestige Auto Receivables Trust 2017-1A D†	3.61%		10/16/2023	329	332,682
Santander Drive Auto Receivables Trust 2018-5 C	3.81%		12/16/2024	287	287,897
Santander Drive Auto Receivables Trust 2021-1 A2	0.29%		11/15/2023	1,842	1,842,560
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%		7/17/2023	3,000	3,001,064
Westlake Automobile Receivables Trust 2018-2A D†	4.00%		1/16/2024	1,019	1,029,645
Westlake Automobile Receivables Trust 2019-1A C†	3.45%		3/15/2024	246	248,015
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	57	58,953
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%		2/15/2023	177	177,465
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	275	277,709
Westlake Automobile Receivables Trust 2020-3A E†	3.34%		6/15/2026	500	517,940
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	1,100	1,104,020
World Omni Auto Receivables Trust 2021-A A2	0.17%		2/15/2024	2,200	2,200,537
Total					27,222,944

Credit Cards 1.02%
First National Master Note Trust 2018-1 A	0.561% (1 Mo. LIBOR + .46%	)#	10/15/2024	105	105,153
Genesis Sales Finance Master Trust 2020-AA B†	2.24%		9/22/2025	1,000	1,009,386
Perimeter Master Note Business Trust 2019-1A B†	6.02%		12/15/2022	500	500,928
Perimeter Master Note Business Trust 2019-2A C†	7.06%		5/15/2024	750	787,618
World Financial Network Credit Card Master
Trust 2018-B A	3.46%		7/15/2025	402	405,801
Total					2,808,886

Other 9.36%
ALM VII Ltd. 2012-7A CR2†	3.734% (3 Mo. LIBOR + 3.55%	)#	7/15/2029	250	250,162
AMMC CLO Ltd. 2016-19A BR†	1.984% (3 Mo. LIBOR + 1.80%	)#	10/16/2028	500	501,564
AMMC CLO Ltd. 2016-19A CR†	2.734% (3 Mo. LIBOR + 2.55%	)#	10/16/2028	500	502,673
Amur Equipment Finance Receivables IX LLC 2021-1A D†	2.30%		11/22/2027	1,000	1,004,878
Amur Equipment Finance Receivables V LLC 2018-1A C†	3.74%		4/22/2024	675	678,943
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 D†(a)	2.60% (1 Mo. LIBOR + 2.50%	)#	5/15/2036	510	510,638
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 E†(a)	3.05% (1 Mo. LIBOR + 2.95%	)#	5/15/2036	130	130,163

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Barings CLO Ltd. 2018-3A D†	3.088% (3 Mo. LIBOR + 2.90%	)#	7/20/2029		$350	$346,533
BDS Ltd. 2019-FL3 A†	1.501% (1 Mo. LIBOR + 1.40%	)#	12/15/2035		62	61,802
Carlyle US CLO Ltd. 2021-1A A1†	1.331% (3 Mo. LIBOR + 1.14%	)#	4/15/2034		1,230	1,233,758
CIFC Funding I Ltd. 2021-1A A1†	1.246% (3 Mo. LIBOR + 1.11%	)#	4/25/2033		1,180	1,181,730
CIFC Funding Ltd. 2021-4A B†(a)	Zero Coupon	#(b)	7/15/2033		800	800,000
CoreVest American Finance Ltd. 2018-1 A†	3.804%		6/15/2051		74	76,986
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		21	21,366
Dryden 61 Clo Ltd. 2018-61A A1R†	1.18% (3 Mo. LIBOR + .99%	)#	1/17/2032		740	739,940
Dryden XXV Senior Loan Fund 2012-25A DRR†	3.184% (3 Mo. LIBOR + 3.00%	)#	10/15/2027		900	900,870
Fairstone Financial Issuance Trust I 2020-1A D†(c)	6.873%		10/20/2039	CAD	781	640,712
GreatAmerica Leasing Receivables Funding LLC Series 2019-1†	3.21%		2/18/2025		$110	113,952
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R†	1.09% (3 Mo. LIBOR + .90%	)#	10/18/2027		153	152,738
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048		161	180,688
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		27	29,213
Jamestown CLO VI-R Ltd. 2018-6RA A1†	1.326% (3 Mo. LIBOR + 1.15%	)#	4/25/2030		400	399,990
Kayne CLO III Ltd. 2019-3A BR†	1.656% (3 Mo. LIBOR + 1.55%	)#	4/15/2032		620	620,000
Kayne CLO Ltd. 2020-7A A1†	1.39% (3 Mo. LIBOR + 1.20%	)#	4/17/2033		721	723,222
Kayne CLO Ltd. 2021-10A A†	Zero Coupon	#(b)	4/23/2034		960	960,020
KKR CLO Ltd. 18 B†	1.89% (3 Mo. LIBOR + 1.70%	)#	7/18/2030		250	250,327
KKR CLO Ltd.10 B†	1.884% (3 Mo. LIBOR + 1.70%	)#	9/15/2029		1,250	1,250,562
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031		315	355,468
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045		98	99,887
M360 LLC 2019-CRE2 AS†	1.951% (1 Mo. LIBOR + 1.85%	)#	9/15/2034		519	519,739
M360 LLC 2019-CRE2 B†	2.351% (1 Mo. LIBOR + 2.25%	)#	9/15/2034		258	258,380
Marble Point CLO XVII Ltd. 2020-1A A†	1.488% (3 Mo. LIBOR + 1.30%	)#	4/20/2033		429	429,303
Mariner Finance Issuance Trust 2021-AA E†	5.40%		3/20/2036		550	593,133
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		829	870,966
Mountain View CLO 2017-1A BR†	1.934% (3 Mo. LIBOR + 1.75%	)#	10/16/2029		250	250,694

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	$100	$101,403
Oaktree CLO 2014-1A A1R†	1.45% (3 Mo. LIBOR + 1.29%	)#	5/13/2029	243	243,800
Oaktree EIF III Series I Ltd. 2016-IIIA B†	2.188% (3 Mo. LIBOR + 2.00%	)#	10/20/2027	583	584,731
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100	105,880
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	100	100,195
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027	6	6,199
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	27	27,627
Palmer Square Loan Funding Ltd. 2018-5A A1†	1.038% (3 Mo. LIBOR + .85%	)#	1/20/2027	502	502,476
Palmer Square Loan Funding Ltd. 2020-1A A1†	0.955% (3 Mo. LIBOR + .80%	)#	2/20/2028	498	497,785
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.446% (3 Mo. LIBOR + .27%	)#	4/25/2038	26	24,869
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	102	107,558
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	66	66,346
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	142	143,017
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	402	418,657
SCF Equipment Leasing LLC 2021-1A E†	3.56%		8/20/2032	1,000	999,156
Shackleton CLO Ltd. 2015-8A DR†	2.888% (3 Mo. LIBOR + 2.70%	)#	10/20/2027	440	437,050
Signal Peak CLO 2 LLC 2015-1A DR2†	3.038% (3 Mo. LIBOR + 2.85%	)#	4/20/2029	250	246,238
Signal Peak CLO 4 Ltd. 2017-4A D†	3.226% (3 Mo. LIBOR + 3.05%	)#	10/26/2029	500	502,522
SLM Student Loan Trust 2007-3 A4	0.236% (3 Mo. LIBOR + .06%	)#	1/25/2022	73	70,562
TCW CLO AMR Ltd. 2019-1A B†	1.831% (3 Mo. LIBOR + 1.68%	)#	2/15/2029	690	690,310
TCW CLO AMR Ltd. 2019-1A D†	3.146% (3 Mo. LIBOR + 2.99%	)#	2/15/2029	700	703,512
TCW CLO Ltd. 2017-1A DR†	3.327% (3 Mo. LIBOR + 3.15%	)#	7/29/2029	440	439,135
TRTX Issuer Ltd. 2019-FL3 C†	2.201% (1 Mo. LIBOR + 2.10%	)#	10/15/2034	411	408,949
Wind River CLO Ltd. 2013-1A A1RR†(a)	Zero Coupon	#(b)	7/20/2030	630	630,000
Total					25,698,977
Total Asset-Backed Securities (cost $55,405,627)					55,730,807

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 48.45%

Advertising 0.11%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	$292	$299,504

Aerospace/Defense 1.14%
Boeing Co. (The)	4.875%		5/1/2025	1,230	1,382,486
Boeing Co. (The)	5.04%		5/1/2027	794	916,024
Boeing Co. (The)	5.15%		5/1/2030	251	294,045
Signature Aviation US Holdings, Inc.†	4.00%		3/1/2028	277	278,299
TransDigm, Inc.	6.375%		6/15/2026	239	247,676
Total					3,118,530

Air Transportation 0.99%
American Airlines Group, Inc.†	3.75%		3/1/2025	452	408,534
American Airlines, Inc.†	11.75%		7/15/2025	258	324,507
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(e)	4.25%		5/15/2032	242	258,817
Delta Air Lines, Inc.†	7.00%		5/1/2025	517	601,542
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	247	266,819
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	251	274,185
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026	249	264,874
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025	156	177,060
United Airlines, Inc.†	4.625%		4/15/2029	151	156,194
Total					2,732,532

Apparel 0.21%
Levi Strauss & Co.†	3.50%		3/1/2031	293	288,933
Tapestry, Inc.	4.125%		7/15/2027	274	299,777
Total					588,710

Auto Parts: Original Equipment 0.29%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027	270	286,959
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	226	246,058
Tenneco, Inc.	5.375%		12/15/2024	257	259,119
Total					792,136

Automotive 1.35%
Daimler Finance North America LLC†	1.056% (3 Mo. LIBOR + .90%	)#	2/15/2022	850	854,525
Ford Motor Co.	7.45%		7/16/2031	626	791,242
General Motors Financial Co., Inc.	3.60%		6/21/2030	1,688	1,809,741
Tesla, Inc.†	5.30%		8/15/2025	243	252,229
Total					3,707,737

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional 5.14%
AIB Group plc (Ireland)†(e)	4.75%		10/12/2023		$850	$927,774
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032		331	335,831
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028		1,756	1,936,165
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%	)#	3/5/2029		14	15,674
BankUnited, Inc.	5.125%		6/11/2030		437	503,460
CIT Group, Inc.	6.125%		3/9/2028		230	278,882
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032		327	328,009
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028		1,040	1,161,116
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%	)#	3/20/2030		336	378,231
Danske Bank A/S (Denmark)†(e)	5.375%		1/12/2024		200	223,024
Discover Bank	4.682% (5 Yr Swap rate + 1.73%	)#	8/9/2028		500	532,357
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%	)#	–	(f)	340	347,225
Macquarie Bank Ltd. (Australia)†(e)	3.624%		6/3/2030		296	308,270
Macquarie Group Ltd. (Australia)†(e)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029		284	325,030
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030		746	866,917
Morgan Stanley	5.875% (3 Mo. LIBOR + 4.44%	)#	–	(f)	422	481,607
National Australia Bank Ltd. (Australia)†(e)	2.99%		5/21/2031		394	396,277
National Australia Bank Ltd. (Australia)†(e)	3.933% (5 Yr Treasury CMT + 1.88%	)#	8/2/2034		675	723,708
Popular, Inc.	6.125%		9/14/2023		89	95,742
UBS AG (Switzerland)(e)	5.125%		5/15/2024		2,045	2,262,251
Westpac Banking Corp. (Australia)(e)	2.894% (5 Yr Treasury CMT + 1.35%	)#	2/4/2030		458	476,407
Westpac Banking Corp. (Australia)(e)	4.11% (5 Yr Treasury CMT + 2.00%	)#	7/24/2034		300	326,313
Westpac Banking Corp. (Australia)(e)	4.322% (5 Yr Swap rate + 2.24%	)#	11/23/2031		788	879,431
Total						14,109,701

Beverages 0.10%
Coca-Cola Femsa SAB de CV (Mexico)(e)	1.85%		9/1/2032		300	282,621

Biotechnology Research & Production 0.43%
Biogen, Inc.	2.25%		5/1/2030		648	639,627
Regeneron Pharmaceuticals, Inc.	1.75%		9/15/2030		563	528,116
Total						1,167,743

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.35%
Cemex SAB de CV (Mexico)†(e)	5.45%	11/19/2029	$410	$450,693
Forterra Finance LLC/FRTA Finance Corp.†	6.50%	7/15/2025	266	287,228
Griffon Corp.	5.75%	3/1/2028	216	228,150
Total				966,071

Business Services 0.77%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.25%	3/15/2025	180	183,713
CoStar Group, Inc.†	2.80%	7/15/2030	166	165,623
Garda World Security Corp. (Canada)†(e)	4.625%	2/15/2027	283	282,650
Global Payments, Inc.	3.20%	8/15/2029	322	339,577
Rent-A-Center, Inc.†	6.375%	2/15/2029	288	309,005
United Rentals North America, Inc.	3.875%	11/15/2027	525	552,581
United Rentals North America, Inc.	4.00%	7/15/2030	268	273,357
Total				2,106,506

Chemicals 0.50%
Ashland LLC	6.875%	5/15/2043	60	76,008
Braskem Netherlands Finance BV (Netherlands)†(e)	4.50%	1/31/2030	385	401,074
CF Industries, Inc.	4.95%	6/1/2043	252	285,486
Chemours Co. (The)	5.375%	5/15/2027	361	389,064
Tronox, Inc.†	4.625%	3/15/2029	223	228,697
Total				1,380,329

Coal 0.04%
Warrior Met Coal, Inc.†	8.00%	11/1/2024	111	113,307

Computer Hardware 0.44%
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	8	8,709
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	115	137,160
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	672	1,056,314
Total				1,202,183

Computer Software 0.57%
Oracle Corp.	2.875%	3/25/2031	347	355,760
Twilio, Inc.	3.875%	3/15/2031	260	263,722
VMware, Inc.	3.90%	8/21/2027	316	351,256
VMware, Inc.	4.70%	5/15/2030	506	588,418
Total				1,559,156

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.97%
Century Communities, Inc.	6.75%		6/1/2027	$260	$280,801
Installed Building Products, Inc.†	5.75%		2/1/2028	526	555,488
NVR, Inc.	3.00%		5/15/2030	504	526,697
PulteGroup, Inc.	5.00%		1/15/2027	128	149,603
PulteGroup, Inc.	6.375%		5/15/2033	538	700,234
Toll Brothers Finance Corp.	4.35%		2/15/2028	121	131,989
Toll Brothers Finance Corp.	4.875%		3/15/2027	43	48,734
Tri Pointe Homes, Inc.	5.25%		6/1/2027	266	284,769
Total					2,678,315

Containers 0.14%
Ball Corp.	2.875%		8/15/2030	307	293,568
Intertape Polymer Group, Inc. (Canada)†(e)	7.00%		10/15/2026	79	83,598
Total					377,166

Drugs 0.81%
Bayer Corp.†	6.65%		2/15/2028	203	255,570
Bayer US Finance II LLC†	4.25%		12/15/2025	1,194	1,339,522
Becton Dickinson & Co.	1.206% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	617	622,501
Total					2,217,593

Electric: Power 2.77%
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%		8/1/2028	772	862,419
Calpine Corp.†	5.00%		2/1/2031	439	426,357
Cemig Geracao e Transmissao SA (Brazil)†(e)	9.25%		12/5/2024	200	231,095
Cikarang Listrindo Tbk PT (Indonesia)†(e)	4.95%		9/14/2026	350	360,237
Eskom Holdings SOC Ltd. (South Africa)†(e)	7.125%		2/11/2025	570	604,770
FirstEnergy Corp.	4.40%		7/15/2027	556	606,803
Liberty Utilities Finance GP 1†	2.05%		9/15/2030	306	292,997
NRG Energy, Inc.†	2.45%		12/2/2027	283	284,875
NRG Energy, Inc.†	4.45%		6/15/2029	619	677,484
NRG Energy, Inc.	5.75%		1/15/2028	254	269,540
Oglethorpe Power Corp.	5.95%		11/1/2039	340	437,106
Pennsylvania Electric Co.†	3.60%		6/1/2029	175	184,962
Perusahaan Listrik Negara PT (Indonesia)†(e)	4.125%		5/15/2027	200	217,200
PG&E Corp.	5.00%		7/1/2028	283	281,939
PSEG Power LLC	8.625%		4/15/2031	700	1,062,156
Puget Energy, Inc.	6.00%		9/1/2021	796	807,108
Total					7,607,048

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Electrical Equipment 0.43%
Microchip Technology, Inc.	4.333%		6/1/2023		$598	$640,829
SK Hynix, Inc. (South Korea)†(e)	2.375%		1/19/2031		250	241,256
Skyworks Solutions, Inc.	3.00%		6/1/2031		292	296,064
Total						1,178,149

Energy Equipment & Services 0.17%
Greenko Solar Mauritius Ltd. (Mauritius)†(e)	5.95%		7/29/2026		210	226,628
TerraForm Power Operating LLC†	4.75%		1/15/2030		245	250,765
Total						477,393

Engineering & Contracting Services 0.38%
Fluor Corp.	4.25%		9/15/2028		1,015	1,037,837

Entertainment 0.96%
Affinity Gaming†	6.875%		12/15/2027		365	388,212
Caesars Entertainment, Inc.†	8.125%		7/1/2027		456	506,700
Cedar Fair LP	5.25%		7/15/2029		282	287,605
Live Nation Entertainment, Inc.†	3.75%		1/15/2028		84	83,974
Live Nation Entertainment, Inc.†	4.75%		10/15/2027		283	289,383
Mohegan Gaming & Entertainment†	8.00%		2/1/2026		251	256,964
Penn National Gaming, Inc.†	5.625%		1/15/2027		282	293,359
Scientific Games International, Inc.†	7.25%		11/15/2029		336	372,557
Scientific Games International, Inc.†	8.25%		3/15/2026		145	156,165
Total						2,634,919

Environmental Services 0.08%
Stericycle, Inc.†	3.875%		1/15/2029		226	225,763

Financial Services 2.97%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)(e)	4.875%		1/16/2024		1,050	1,146,057
Aircastle Ltd.	4.25%		6/15/2026		550	595,119
Ally Financial, Inc.	4.70% (5 Yr Treasury CMT + 3.87%	)#	–	(f)	263	270,890
Ally Financial, Inc.	8.00%		11/1/2031		832	1,176,976
Aviation Capital Group LLC†	1.95%		1/30/2026		315	313,091
Aviation Capital Group LLC†	5.50%		12/15/2024		677	763,584
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.25%		4/15/2026		134	144,236
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.25%		5/15/2024		418	459,297
Brightsphere Investment Group, Inc.	4.80%		7/27/2026		11	11,951
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024		412	406,921

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Nationstar Mortgage Holdings, Inc.†	5.50%	8/15/2028	$269	$266,970
Navient Corp.	6.75%	6/25/2025	729	801,991
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	20	22,398
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	303	337,303
OneMain Finance Corp.	5.375%	11/15/2029	716	763,306
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.50%	2/15/2024	382	420,065
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%	3/1/2029	279	272,548
Total				8,172,703

Food 0.68%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	263	274,452
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(e)	5.625%	8/15/2026	270	278,627
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	260	291,430
Kraft Heinz Foods Co.	4.375%	6/1/2046	563	604,694
Minerva Luxembourg SA (Luxembourg)†(e)	5.875%	1/19/2028	400	425,400
Total				1,874,603

Health Care Products 0.26%
Alcon Finance Corp.†	2.60%	5/27/2030	704	712,881

Health Care Services 1.99%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029	253	263,154
Centene Corp.	3.375%	2/15/2030	271	274,071
CommonSpirit Health	3.347%	10/1/2029	119	127,683
DaVita, Inc.†	3.75%	2/15/2031	298	286,102
Encompass Health Corp.	4.50%	2/1/2028	270	279,113
HCA, Inc.	4.125%	6/15/2029	888	994,890
HCA, Inc.	4.50%	2/15/2027	354	401,984
HCA, Inc.	5.25%	6/15/2026	450	523,545
Legacy LifePoint Health LLC†	4.375%	2/15/2027	371	370,100
Radiology Partners, Inc.†	9.25%	2/1/2028	263	289,083
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	44	44,911
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	197	215,787
Tenet Healthcare Corp.†	6.25%	2/1/2027	223	232,757
Tenet Healthcare Corp.	6.75%	6/15/2023	140	152,285

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)
Universal Health Services, Inc.†	2.65%	10/15/2030	$489	$484,543
Universal Health Services, Inc.†	5.00%	6/1/2026	500	514,450
Total				5,454,458

Household Equipment/Products 0.09%
Newell Brands, Inc.	5.875%	4/1/2036	207	257,892

Insurance 0.22%
Assurant, Inc.	3.70%	2/22/2030	162	172,771
Protective Life Corp.	8.45%	10/15/2039	275	428,515
Total				601,286

Investment Management Companies 0.08%
Temasek Financial I Ltd. (Singapore)†(e)	2.50%	10/6/2070	250	230,374

Leisure 0.60%
Carnival Corp.†	7.625%	3/1/2026	291	319,009
Carnival Corp.†	11.50%	4/1/2023	410	469,642
NCL Finance Ltd.†	6.125%	3/15/2028	279	291,226
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	237	274,643
Viking Cruises Ltd.†	13.00%	5/15/2025	247	288,975
Total				1,643,495

Lodging 0.32%
Boyd Gaming Corp.	4.75%	12/1/2027	162	165,839
Boyd Gaming Corp.†(a)	4.75%	6/15/2031	215	217,752
Boyd Gaming Corp.	6.00%	8/15/2026	110	114,471
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	114	121,450
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	240	254,100
Total				873,612

Machinery: Agricultural 1.62%
Altria Group, Inc.	4.80%	2/14/2029	475	544,493
BAT Capital Corp.	3.557%	8/15/2027	16	17,011
BAT International Finance plc (United Kingdom)(e)	1.668%	3/25/2026	2,250	2,246,469
Imperial Brands Finance plc (United Kingdom)†(e)	3.875%	7/26/2029	509	545,863
MHP Lux SA (Luxembourg)†(e)	6.25%	9/19/2029	400	395,760
MHP Lux SA (Luxembourg)†(e)	6.95%	4/3/2026	200	208,854
Viterra Finance BV (Netherlands)†(e)	3.20%	4/21/2031	508	503,926
Total				4,462,376

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Machinery: Industrial/Specialty 0.86%
nVent Finance Sarl (Luxembourg)(e)	4.55%		4/15/2028			$947	$1,022,977
TK Elevator Midco GmbH†(c)	4.375%		7/15/2027		EUR	115	147,073
Vertical US Newco, Inc.†	5.25%		7/15/2027			$307	319,664
Westinghouse Air Brake Technologies Corp.	4.95%		9/15/2028			748	862,908
Total							2,352,622

Manufacturing 0.43%
Amsted Industries, Inc.†	4.625%		5/15/2030			112	112,980
General Electric Co.	3.514% (3 Mo. LIBOR + 3.33%	)#	–	(f)		1,104	1,063,207
Total							1,176,187

Media 1.72%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030			413	428,875
Cox Communications, Inc.†	8.375%		3/1/2039			380	620,563
CSC Holdings LLC†	5.50%		4/15/2027			260	273,325
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%		8/15/2026			621	460,310
DISH DBS Corp.	7.75%		7/1/2026			220	250,184
Globo Comunicacao e Participacoes SA (Brazil)†(e)	4.875%		1/22/2030			325	331,134
Nexstar Broadcasting, Inc.†	5.625%		7/15/2027			247	261,511
Scripps Escrow, Inc.†	5.875%		7/15/2027			375	387,669
TEGNA, Inc.	5.00%		9/15/2029			515	527,924
Time Warner Cable LLC	7.30%		7/1/2038			831	1,177,995
Total							4,719,490

Metals & Minerals: Miscellaneous 2.14%
Anglo American Capital plc (United Kingdom)†(e)	4.75%		4/10/2027			600	692,260
Antofagasta plc (Chile)†(e)	2.375%		10/14/2030			400	384,178
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	4.375%		4/1/2031			257	268,835
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	4.50%		9/15/2027			521	566,832
Freeport-McMoRan, Inc.	4.125%		3/1/2028			1,479	1,545,555
Freeport-McMoRan, Inc.	4.25%		3/1/2030			390	420,270
Glencore Funding LLC†	2.85%		4/27/2031			421	420,213
Glencore Funding LLC†	4.875%		3/12/2029			1,221	1,402,236
Hecla Mining Co.	7.25%		2/15/2028			164	180,197
Total							5,880,576

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.64%
ENN Clean Energy International Investment Ltd.†	3.375%	5/12/2026	$480	$486,362
National Fuel Gas Co.	3.95%	9/15/2027	689	745,397
National Fuel Gas Co.	5.50%	1/15/2026	458	532,168
Total				1,763,927

Oil 4.41%
Apache Corp.	4.375%	10/15/2028	145	148,951
Apache Corp.	4.625%	11/15/2025	273	290,063
California Resources Corp.†	7.125%	2/1/2026	296	306,730
Continental Resources, Inc.	3.80%	6/1/2024	284	298,575
Continental Resources, Inc.†	5.75%	1/15/2031	396	465,256
Diamondback Energy, Inc.	3.50%	12/1/2029	963	1,021,530
Diamondback Energy, Inc.	4.75%	5/31/2025	251	284,374
Diamondback Energy, Inc.	5.375%	5/31/2025	717	737,129
Empresa Nacional del Petroleo (Chile)†(e)	3.75%	8/5/2026	255	267,961
Eni SpA (Italy)†(e)	5.70%	10/1/2040	100	125,642
Eni USA, Inc.	7.30%	11/15/2027	70	91,454
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	637	654,772
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	163	171,354
Laredo Petroleum, Inc.	9.50%	1/15/2025	545	572,351
MEG Energy Corp. (Canada)†(e)	5.875%	2/1/2029	160	166,831
MEG Energy Corp. (Canada)†(e)	7.125%	2/1/2027	715	767,738
Murphy Oil Corp.	5.875%	12/1/2027	261	270,172
Occidental Petroleum Corp.	2.90%	8/15/2024	458	457,428
Occidental Petroleum Corp.	6.125%	1/1/2031	663	736,248
Ovintiv, Inc.	6.50%	2/1/2038	238	312,072
Petroleos Mexicanos (Mexico)(e)	4.50%	1/23/2026	614	629,933
Petroleos Mexicanos (Mexico)(e)	5.35%	2/12/2028	700	695,205
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	2.875%	4/16/2024	600	636,369
SM Energy Co.	5.625%	6/1/2025	134	128,513
SM Energy Co.	6.75%	9/15/2026	178	177,867
Southwestern Energy Co.	7.75%	10/1/2027	340	369,597
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(e)	3.25%	8/15/2030	200	204,298
Transocean Guardian Ltd.†	5.875%	1/15/2024	619	576,583
Viper Energy Partners LP†	5.375%	11/1/2027	531	552,904
Total				12,117,900

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 1.66%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	$361	$300,612
Cheniere Corpus Christi Holdings LLC	3.70%		11/15/2029	361	388,100
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(e)	3.25%		9/30/2040	602	594,053
NGPL PipeCo LLC†	3.25%		7/15/2031	455	461,610
NGPL PipeCo LLC†	4.875%		8/15/2027	600	686,751
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	1,533	1,819,702
Western Midstream Operating LP	5.30%		2/1/2030	271	299,116
Total					4,549,944

Oil: Integrated Domestic 0.10%
NOV, Inc.	3.60%		12/1/2029	271	282,439

Paper & Forest Products 0.13%
Suzano Austria GmbH (Brazil)(e)	3.75%		1/15/2031	355	368,973

Real Estate Investment Trusts 2.43%
American Campus Communities Operating Partnership LP	3.875%		1/30/2031	730	797,876
China Evergrande Group (China)(e)	7.50%		6/28/2023	500	432,488
Country Garden Holdings Co. Ltd. (China)(e)	4.75%		9/28/2023	500	510,164
EPR Properties	4.95%		4/15/2028	421	441,403
Equinix, Inc.	1.55%		3/15/2028	238	231,964
Goodman US Finance Three LLC†	3.70%		3/15/2028	356	381,937
HAT Holdings I LLC/HAT Holdings II LLC†	5.25%		7/15/2024	256	264,027
Kaisa Group Holdings Ltd. (China)†(e)	11.95%		10/22/2022	200	210,925
MPT Operating Partnership LP / MPT Finance Corp.	4.625%		8/1/2029	879	933,722
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%		10/1/2028	276	294,975
Sunac China Holdings Ltd. (China)(e)	5.95%		4/26/2024	200	204,026
VEREIT Operating Partnership LP	4.875%		6/1/2026	594	686,265
WEA Finance LLC†	2.875%		1/15/2027	699	718,661
Yuzhou Group Holdings Co. Ltd. (China)(e)	6.00%		10/25/2023	200	188,500
Zhenro Properties Group Ltd. (China)(e)	8.65%		1/21/2023	360	371,910
Total					6,668,843

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 1.24%
Carvana Co.†	5.875%	10/1/2028	$276	$289,864
Gap, Inc. (The)†	8.625%	5/15/2025	235	260,080
IRB Holding Corp.†	7.00%	6/15/2025	244	263,923
L Brands, Inc.†	6.625%	10/1/2030	262	299,826
Murphy Oil USA, Inc.	4.75%	9/15/2029	500	523,130
Nordstrom, Inc.	4.375%	4/1/2030	301	309,209
Party City Holdings, Inc.†	8.75%	2/15/2026	293	310,580
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	318	329,750
Rite Aid Corp.†	8.00%	11/15/2026	549	571,204
Yum! Brands, Inc.†	7.75%	4/1/2025	235	255,858
Total				3,413,424

Steel 0.96%
Cleveland-Cliffs, Inc.†	4.625%	3/1/2029	356	366,906
Cleveland-Cliffs, Inc.	5.875%	6/1/2027	291	305,186
CSN Inova Ventures (Brazil)†(e)	6.75%	1/28/2028	360	396,923
Steel Dynamics, Inc.	5.00%	12/15/2026	990	1,036,623
U.S. Steel Corp.	6.875%	3/1/2029	501	525,532
Total				2,631,170

Technology 2.00%
Baidu, Inc. (China)(e)	2.375%	10/9/2030	480	473,204
GrubHub Holdings, Inc.†	5.50%	7/1/2027	527	555,337
JD.com, Inc. (China)(e)	3.375%	1/14/2030	335	352,885
Match Group Holdings II LLC†	4.125%	8/1/2030	520	517,868
Match Group Holdings II LLC†	5.625%	2/15/2029	156	167,759
Meituan (China)†(e)	3.05%	10/28/2030	310	301,045
Netflix, Inc.†	4.875%	6/15/2030	234	269,978
Netflix, Inc.	6.375%	5/15/2029	559	699,373
Prosus NV (Netherlands)†(e)	3.832%	2/8/2051	500	463,489
Tencent Holdings Ltd. (China)†(e)	2.88%	4/22/2031	400	407,207
Uber Technologies, Inc.†	8.00%	11/1/2026	270	292,033
VeriSign, Inc.(a)	2.70%	6/15/2031	197	197,749
VeriSign, Inc.	4.625%	5/1/2023	796	798,774
Total				5,496,701

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 1.32%
AT&T, Inc.	4.30%		2/15/2030	$1,946	$2,217,079
CommScope, Inc.†	7.125%		7/1/2028	232	248,517
Frontier Communications Holdings LLC†	5.00%		5/1/2028	250	256,562
LogMeIn, Inc.†	5.50%		9/1/2027	270	278,717
Sprint Capital Corp.	6.875%		11/15/2028	212	265,510
Zayo Group Holdings, Inc.†	4.00%		3/1/2027	263	257,411
Zayo Group Holdings, Inc.†	6.125%		3/1/2028	108	110,081
Total					3,633,877

Toys 0.24%
Hasbro, Inc.	3.00%		11/19/2024	395	421,757
Mattel, Inc.	5.45%		11/1/2041	137	155,411
Mattel, Inc.†	6.75%		12/31/2025	73	77,008
Total					654,176

Transportation: Miscellaneous 0.09%
Watco Cos LLC/Watco Finance Corp.†	6.50%		6/15/2027	238	252,347

Wholesale 0.11%
Wolverine Escrow LLC†	8.50%		11/15/2024	304	297,540
Total Corporate Bonds (cost $129,607,281)					133,104,765

FLOATING RATE LOANS(g) 1.86%

Aerospace/Defense 0.10%
WP CPP Holdings, LLC 2018 Term Loan	–	(h)	4/30/2025	289	282,203

Air Transportation 0.19%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	–	(h)	4/20/2028	515	531,537

Automotive 0.10%
American Trailer World Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	3/3/2028	275	275,087

Business Services 0.22%
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	2/21/2025	303	298,928
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%	)	3/13/2025	305	300,988
Total					599,916

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.32%
Golden Entertainment, Inc. 2017 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 3.00%	)	10/21/2024	$256	$255,200
Playtika Holding Corp 2021 Term Loan	2.843% (1 Mo. LIBOR + 2.75%	)	3/13/2028	623	621,059
Total					876,259

Financial Services 0.11%
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.453% (3 Mo. LIBOR + 4.25%	)	7/30/2025	306	296,388

Health Care Services 0.22%
Heartland Dental, LLC 2018 1st Lien Term Loan	3.593% (1 Mo. LIBOR + 3.50%	)	4/30/2025	302	298,995
MED ParentCo LP 1st Lien Term Loan	4.343% (1 Mo. LIBOR + 4.25%	)	8/31/2026	301	301,453
Total					600,448

Lodging 0.11%
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(e)	3.75% (1 Mo. LIBOR + 2.75%	)	4/29/2024	299	287,493

Media 0.10%
A-L Parent LLC 2016 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%	)	12/1/2023	299	279,168

Miscellaneous 0.10%
Cvent, Inc. 1st Lien Term Loan	3.843% (1 Mo. LIBOR + 3.75%	)	11/29/2024	289	281,769

Oil 0.12%
Brazos Delaware II, LLC Term Loan B	4.097% - 4.10% (1 Mo. LIBOR + 4.00%	)	5/21/2025	323	315,755

Oil: Integrated Domestic 0.17%
BCP Raptor II, LLC 1st Lien Term Loan	4.843% (1 Mo. LIBOR + 4.75%	)	11/3/2025	482	473,197
Total Floating Rate Loans (cost $5,023,928)					5,099,220

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(e) 2.60%

Dominican Republic 0.14%
Dominican Republic†	4.875%	9/23/2032	$360	$373,320

Egypt 0.35%
Republic of Egypt†	4.55%	11/20/2023	200	207,855
Republic of Egypt†	6.588%	2/21/2028	700	753,970
Total				961,825

Guatemala 0.25%
Republic of Guatemala†	4.90%	6/1/2030	600	673,542

Kenya 0.23%
Republic of Kenya†	7.25%	2/28/2028	575	639,472

Nigeria 0.23%
Republic of Nigeria†	6.375%	7/12/2023	600	645,595

Qatar 0.65%
State of Qatar†	3.25%	6/2/2026	1,400	1,532,898
State of Qatar†	5.103%	4/23/2048	200	260,213
Total				1,793,111

South Africa 0.42%
Saudi International Bond†	3.25%	10/22/2030	670	719,028
Saudi International Bond†	3.625%	3/4/2028	400	442,060
Total				1,161,088

Sri Lanka 0.19%
Republic of Sri Lanka†	5.875%	7/25/2022	580	516,200

Turkey 0.14%
Republic of Turkey	4.25%	4/14/2026	200	190,860
Republic of Turkey	5.25%	3/13/2030	200	186,808
Total				377,668
Total Foreign Government Obligations (cost $7,035,146)				7,141,821

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Assoc. 2017-76 AS (cost $9,442)	2.65%		11/16/2050	$10	$9,894

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.14%
Federal National Mortgage Assoc.	3.50%		9/1/2047 - 3/1/2050	3,223	3,449,851
Government National Mortgage Assoc.(i)	2.50%		TBA	5,000	5,178,111
Total Government Sponsored Enterprises Pass-Throughs (cost $8,479,584)					8,627,962

MUNICIPAL BONDS 0.53%

Miscellaneous
County of Miami-Dade FL	2.786%		10/1/2037	215	212,055
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	208	217,109
New Jersey Educational Facilities Authority	3.636%		9/1/2029	182	201,474
State of Illinois	5.10%		6/1/2033	710	816,165
Total Municipal Bonds (cost $1,381,878)					1,446,803

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.97%
1345 Avenue of the Americas & Park Avenue
Plaza Trust 2005-1 A3†	5.278%		8/10/2035	48	50,877
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(j)	12/25/2059	75	75,460
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.051% (1 Mo. LIBOR + .95%	)#	6/15/2035	450	450,637
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	1.701% (1 Mo. LIBOR + 1.60%	)#	3/15/2034	100	99,774
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	175	186,478
BBCMS Mortgage Trust 2018-TALL E†	2.538% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	64	61,709
BBCMS Mortgage Trust 2019-BWAY A†	1.057% (1 Mo. LIBOR + .96%	)#	11/15/2034	311	310,474
BBCMS Mortgage Trust 2019-BWAY B†	1.411% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	87	86,527
BBCMS Mortgage Trust 2019-BWAY C†	1.711% (1 Mo. LIBOR + 1.61%	)#	11/15/2034	350	345,176
BX Commercial Mortgage Trust 2019-XL C†	1.351% (1 Mo. LIBOR + 1.25%	)#	10/15/2036	141	140,789
BX Commercial Mortgage Trust 2019-XL D†	1.551% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	159	159,572
BX Commercial Mortgage Trust 2019-XL E†	1.901% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	94	93,883
BX Trust 2018-GW A†	0.901% (1 Mo. LIBOR + .80%	)#	5/15/2035	55	55,127

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CF Trust 2019-BOSS A1†	4.75% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	$222	$202,696	(d)
CF Trust 2019-MF1 C†	2.65% (1 Mo. LIBOR + 1.65%	)#	8/21/2032	378	375,915
CF Trust 2019-MF1 D†	2.95% (1 Mo. LIBOR + 1.95%	)#	8/21/2032	706	702,663
Citigroup Commercial Mortgage Trust 2016-GC36 AS	3.849%		2/10/2049	98	107,069
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	485	368,868
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(j)	4/15/2049	25	19,236
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	99,919
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.712%	#(j)	8/10/2047	835	742,062
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#(j)	12/10/2047	50	54,177
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.307%	#(j)	2/10/2048	707	518,680
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(j)	7/10/2050	53	58,635
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.321%	#(j)	7/10/2050	50	54,807
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.321%	#(j)	7/10/2050	10	10,288
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.321%	#(j)	7/10/2050	425	366,782
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	1.351% (1 Mo. LIBOR + 1.25%	)#	1/15/2034	683	686,463
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(j)	2/25/2050	205	208,265
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	403	405,284
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.389%	#(j)	11/15/2049	1,250	939,513
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	214	231,378
DBWF Mortgage Trust 2018-GLKS A†	1.127% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	500	501,116
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(j)	10/25/2059	138	139,273
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(j)	1/25/2060	122	124,028
Ellington Financial Mortgage Trust 2020-2 A1†	1.178%	#(j)	10/25/2065	139	138,965
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	614	647,856
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	600	631,098

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	$90	$91,530
Great Wolf Trust 2019-WOLF A†	1.135% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	512	513,281
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.051% (1 Mo. LIBOR + .95%	)#	7/15/2035	100	99,912
GS Mortgage Securities Corp. Trust 2019-70P B†	1.421% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	813	810,273
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	Zero Coupon	#(j)	10/15/2036	86,776	1,736
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.601% (1 Mo. LIBOR + 1.50%	)#	8/15/2032	525	526,706
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	Zero Coupon	#(j)	8/15/2032	36,803	784
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(j)	4/10/2031	154	150,423
GS Mortgage Securities Trust 2014-GC26 C	4.51%	#(j)	11/10/2047	50	50,407
JPMorgan Chase Commercial Mortgage Securities Trust	1.865%		9/15/2029	269	263,904
JPMorgan Chase Commercial Mortgage Securities Trust	2.765%		9/15/2029	325	317,731
JPMorgan Chase Commercial Mortgage Securities Trust	3.465%		9/15/2029	325	315,495
JPMorgan Chase Commercial Mortgage Securities Trust	4.465%		9/15/2029	325	313,508
JPMorgan Chase Commercial Mortgage Securities Trust	5.465%		9/15/2029	325	313,131
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	7	7,429
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(j)	6/10/2027	100	17,595
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.267%	#(j)	7/15/2048	10	10,641
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	275	277,927
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.401% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	294	294,155
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.701% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	30	29,670
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	10	10,037
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.35% (1 Mo. LIBOR + 1.35%	)#	11/15/2035	10	9,458

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.057% (1 Mo. LIBOR + .95%	)#	7/5/2033	$10	$9,703
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.357% (1 Mo. LIBOR + 1.25%	)#	7/5/2033	26	26,095
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10	10,558
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	10	10,557
Motel 6 Trust 2017-MTL6 E†	3.351% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	28	28,209
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(j)	11/15/2032	50	51,574
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(j)	11/15/2032	50	51,538
Natixis Commercial Mortgage Securities Trust 2019-1776 XCP IO†	0.532%	#(j)	10/15/2036	36,272	106,640
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(j)	1/26/2060	69	70,295
PFP Ltd. 2019-6 C†	2.198% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	332	332,117
Prima Capital CRE Securitization Ltd. 2019-RK1 AG†	4.00%		4/15/2038	165	170,995
Prima Capital CRE Securitization Ltd. 2019-RK1 AT†	4.45%		4/15/2038	100	101,525
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	14	15,014
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	795	811,555
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(j)	2/25/2024	63	63,969
RETL 2019-RVP C†	2.201% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	47	47,459
SG Commercial Mortgage Securities Trust 2019-787E IO†	0.305%	#(j)	2/15/2041	1,217	28,786
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(j)	2/25/2050	114	115,271
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	243	247,076
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	540	542,558
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(j)	4/25/2065	362	364,018
VMC Finance LLC 2019-FL3 A†	1.201% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	1,336	1,337,111
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.309%	#(j)	7/15/2046	494	501,733
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.094%	#(j)	5/15/2048	60	58,796
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(j)	7/15/2048	1,270	1,323,195

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(j)	11/15/2050	$146	$160,052
Wells Fargo Commercial Mortgage Trust 2017-HSDB A†	0.944% (1 Mo. LIBOR + .85%	)#	12/13/2031	200	197,225
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	96	96,781
WF-RBS Commercial Mortgage Trust 2012-C8 C	4.884%	#(j)	8/15/2045	50	50,772
WF-RBS Commercial Mortgage Trust 2013-C12 B	3.863%	#(j)	3/15/2048	25	26,075
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.317%	#(j)	3/15/2048	50	51,751
Total Non-Agency Commercial Mortgage-Backed Securities (cost $22,300,426)					21,886,255

U.S. TREASURY OBLIGATIONS 12.15%
U.S. Treasury Bill	Zero Coupon		11/18/2021	2,700	2,699,745
U.S. Treasury Bond	1.125%		5/15/2040	10,781	8,997,082
U.S. Treasury Bond	1.375%		8/15/2050	1,522	1,220,305
U.S. Treasury Bond	1.625%		11/15/2050	6,290	5,375,984
U.S. Treasury Note	0.625%		8/15/2030	2,228	2,050,543
U.S. Treasury Note	0.75%		3/31/2026	8,675	8,668,223
U.S. Treasury Note	1.125%		2/29/2028	4,389	4,365,512
Total U.S. Treasury Obligations (cost $33,800,944)					33,377,394
Total Long-Term Investments (cost $263,044,256)					266,424,921

SHORT-TERM INVESTMENTS 4.75%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $12,654,700 of U.S. Treasury Note at 1.75% due 12/31/2024; value: $13,322,611; proceeds: $13,061,287 (cost $13,061,287)				13,061	13,061,287
Total Investments in Securities 101.74% (cost $276,105,543)					279,486,208
Liabilities in Excess of Cash, Foreign Cash and Other Assets(k) (1.74%)					(4,771,703)
Net Assets 100.00%					$274,714,505

CAD	Canadian dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2021, the total value of Rule 144A securities was $119,659,870, which represents 43.56% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2021.

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2021.
(h)	Interest rate to be determined.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at May 31, 2021(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.36(4)(5)	Bank of America	1.00%	6/20/2026	$2,472,000	$2,712,123	$(229,025)	$(11,098)
Markit CDX. EM.35(4)(6)	Bank of America	1.00%	6/20/2026	7,980,000	7,749,817	268,361	(38,178)
Markit CDX. NA.IG.36(4)(7)	Bank of America	1.00%	6/20/2026	5,500,000	5,634,318	(114,761)	(19,557)
						$(75,425)	$(68,833)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $68,833.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging market securities.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

Open Forward Foreign Currency Exchange Contracts at May 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Goldman Sachs	7/20/2021	139,000	$110,422	$115,154	$4,732

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	7/20/2021	776,000	$619,192	$642,875	$(23,683)
Canadian dollar	Sell	Toronto Dominion Bank	7/20/2021	139,000	111,370	115,154	(3,784)
Euro	Sell	Bank of America	6/4/2021	120,000	145,382	146,747	(1,365)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(28,832)

Open Futures Contracts at May 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2021	32	Short	$(4,226,947)	$(4,222,000)	$4,947
U.S. 10-Year Ultra Treasury Note	September 2021	71	Short	(10,298,272)	(10,291,672)	6,600
U.S. 2-Year Treasury Note	September 2021	230	Long	50,760,069	50,768,906	8,837
Total Unrealized Appreciation on Open Futures Contracts						$20,384

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2021	87	Long	$13,648,284	$13,618,219	$(30,065)
U.S. Ultra Treasury Bond	September 2021	44	Long	8,166,207	8,151,000	(15,207)
Total Unrealized Depreciation on Open Futures Contracts						$(45,272)

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$55,730,807	$–	$55,730,807
Corporate Bonds	–	133,104,765	–	133,104,765
Floating Rate Loans	–	5,099,220	–	5,099,220
Foreign Government Obligations	–	7,141,821	–	7,141,821
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	9,894	–	9,894
Government Sponsored Enterprises Pass-Throughs	–	8,627,962	–	8,627,962
Municipal Bonds	–	1,446,803	–	1,446,803
Non-Agency Commercial Mortgage-Backed Securities	–	21,683,559	202,696	21,886,255
U.S. Treasury Obligations	–	33,377,394	–	33,377,394
Short-Term Investments
Repurchase Agreements	–	13,061,287	–	13,061,287
Total	$–	$279,283,512	$202,696	$279,486,208

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(68,833)	–	(68,833)
Forward Foreign Currency Exchange Contracts
Assets	–	4,732	–	4,732
Liabilities	–	(28,832)	–	(28,832)
Futures Contracts
Assets	20,384	–	–	20,384
Liabilities	(45,272)	–	–	(45,272)
Total	$(24,888)	$(92,933)	$–	$(117,821)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND May 31, 2021

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2020	$718,162	$–	$2,280,591
Accrued Discounts (Premiums)	–	2	–
Realized Gain (Loss)	7,477	–	–
Change in Unrealized Appreciation (Depreciation)	(4,623)	(2)	(2,351)
Purchases	–	–	–
Sales	(119,832)	–	–
Transfers into Level 3	–	–	–
Transfers out of Level 3	(601,184)	–	(2,075,544)
Balance as of May 31, 2021	$–	$–	$202,696
Change in unrealized appreciation/depreciation for the period ended May 31, 2021, related to Level 3 investments held at May 31, 2021	$–	$–	$(2,351)

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CORPORATE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 100.88%

ASSET-BACKED SECURITIES 0.22%

Other
Hardee’s Funding LLC 2018-1A A2II† (cost $24,375)	4.959%		6/20/2048	$24	$26,083

CORPORATE BONDS 82.62%

Aerospace/Defense 1.23%
Boeing Co. (The)	5.15%		5/1/2030	15	17,572
Boeing Co. (The)	5.705%		5/1/2040	10	12,467
Boeing Co. (The)	5.805%		5/1/2050	54	69,564
Boeing Co. (The)	5.93%		5/1/2060	32	41,678
Total					141,281

Air Transportation 0.07%
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		4/1/2024	8	8,480

Automotive 0.89%
General Motors Co.	6.75%		4/1/2046	73	101,798

Banks: Regional 17.04%
Bank of America Corp.	2.687%(SOFR + 1.32%	)#	4/22/2032	39	39,569
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	274	302,112
Bank of Montreal (Canada)(a)	3.803% (5 Yr Swap rate + 1.43%	)#	12/15/2032	45	49,763
BankUnited, Inc.	5.125%		6/11/2030	53	61,060
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032	74	74,228
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	25	26,844
Citigroup, Inc.	3.668% (3 Mo. LIBOR + 1.39%	)#	7/24/2028	130	143,759
Comerica, Inc.	4.00%		2/1/2029	46	51,994
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	90	101,242
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	50	71,421
HSBC USA, Inc.	9.30%		6/1/2021	23	23,000
JPMorgan Chase & Co.	2.58% (SOFR + 1.25%	)#	4/22/2032	35	35,289
JPMorgan Chase & Co.	8.00%		4/29/2027	120	163,320
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029	90	103,003
Morgan Stanley	3.875%		1/27/2026	75	84,035
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030	56	65,077

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Morgan Stanley	5.00%		11/24/2025	$5	$5,805
SVB Financial Group	1.80%		2/2/2031	34	31,889
Toronto-Dominion Bank (The) (Canada)(a)	3.625% (5 Yr. Swap rate + 2.21%	)#	9/15/2031	20	22,243
UBS AG (Switzerland)(a)	5.125%		5/15/2024	200	221,247
Webster Financial Corp.	4.10%		3/25/2029	19	20,762
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	85	88,666
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	75	77,987
Westpac Banking Corp. (Australia)(a)	4.11% (5 Yr Treasury CMT + 2.00%	)#	7/24/2034	44	47,859
Westpac Banking Corp. (Australia)(a)	4.322% (5 Yr Swap rate + 2.24%	)#	11/23/2031	41	45,757
Total					1,957,931

Beverages 1.50%
Anheuser-Busch InBev Worldwide, Inc.	4.75%		1/23/2029	85	100,305
Anheuser-Busch InBev Worldwide, Inc.	8.20%		1/15/2039	45	72,624
Total					172,929

Biotechnology Research & Production 2.30%
Amgen, Inc.	6.375%		6/1/2037	25	34,805
Biogen, Inc.	2.25%		5/1/2030	60	59,225
Gilead Sciences, Inc.	4.15%		3/1/2047	75	84,372
Regeneron Pharmaceuticals, Inc.	1.75%		9/15/2030	40	37,522
Royalty Pharma plc†	2.20%		9/2/2030	50	48,121
Total					264,045

Building Materials 0.19%
Owens Corning, Inc.	4.30%		7/15/2047	20	22,294

Business Services 0.98%
CoStar Group, Inc.†	2.80%		7/15/2030	45	44,898
Global Payments, Inc.	2.90%		5/15/2030	11	11,292
Global Payments, Inc.	3.20%		8/15/2029	54	56,948
Total					113,138

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 1.52%
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	$82	$97,802
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	19	29,866
Leidos Holdings, Inc.	5.95%	12/1/2040	30	35,640
Leidos, Inc.†	4.375%	5/15/2030	10	11,245
Total				174,553

Computer Software 2.25%
Oracle Corp.	2.875%	3/25/2031	7	7,177
Oracle Corp.	6.125%	7/8/2039	140	188,798
VMware, Inc.	4.70%	5/15/2030	54	62,795
Total				258,770

Construction/Homebuilding 0.83%
NVR, Inc.	3.00%	5/15/2030	44	45,981
PulteGroup, Inc.	7.875%	6/15/2032	35	49,744
Total				95,725

Drugs 1.34%
AstraZeneca plc (United Kingdom)(a)	6.45%	9/15/2037	38	55,382
Bayer Corp.†	6.65%	2/15/2028	28	35,251
Cigna Corp.	4.80%	7/15/2046	15	18,364
Cigna Corp.	6.125%	11/15/2041	32	44,683
Total				153,680

Electric: Power 7.40%
AES Corp. (The)†	2.45%	1/15/2031	20	19,414
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028	46	51,388
Cleco Power LLC	6.00%	12/1/2040	20	26,057
DTE Energy Co.	6.375%	4/15/2033	32	42,752
El Paso Electric Co.	6.00%	5/15/2035	15	19,732
Emera US Finance LP	4.75%	6/15/2046	35	40,109
Exelon Generation Co. LLC	5.60%	6/15/2042	71	80,867
FirstEnergy Transmission LLC†	4.55%	4/1/2049	10	11,179
Georgia Power Co.	4.75%	9/1/2040	20	23,966
IPALCO Enterprises, Inc.	4.25%	5/1/2030	39	43,459
Mississippi Power Co.	4.25%	3/15/2042	45	51,527
NRG Energy, Inc.†	4.45%	6/15/2029	44	48,157
Oglethorpe Power Corp.	5.95%	11/1/2039	55	70,708
Ohio Edison Co.	8.25%	10/15/2038	33	50,363

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Electric: Power (continued)
Pacific Gas and Electric Co.	4.55%		7/1/2030		$115	$121,080
Puget Energy, Inc.	4.10%		6/15/2030		40	44,195
Puget Energy, Inc.	6.00%		9/1/2021		10	10,140
Puget Sound Energy, Inc.	5.764%		7/15/2040		18	24,426
San Diego Gas & Electric Co.	1.914%		2/1/2022		2	2,155
Tampa Electric Co.	6.15%		5/15/2037		12	15,992
Vistra Operations Co. LLC†	3.55%		7/15/2024		50	52,597
Total						850,263

Electrical Equipment 0.33%
Skyworks Solutions, Inc.	3.00%		6/1/2031		37	37,515

Engineering & Contracting Services 0.36%
Fluor Corp.	4.25%		9/15/2028		40	40,900

Financial Services 4.32%
Air Lease Corp.	3.125%		12/1/2030		55	55,047
Aircastle Ltd.†	2.85%		1/26/2028		30	29,519
Aircastle Ltd.	4.25%		6/15/2026		57	61,676
Ally Financial, Inc.	8.00%		11/1/2031		53	74,976
Aviation Capital Group LLC†	1.95%		1/30/2026		56	55,661
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026		50	53,819
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%		10/1/2023		7	7,556
Brightsphere Investment Group, Inc.	4.80%		7/27/2026		26	28,248
Charles Schwab Corp. (The)	5.375% (5 Yr Treasury CMT + 4.97%	)#	–	(b)	16	17,760
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		30	33,596
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		26	28,943
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%		2/15/2024		45	49,484
Total						496,285

Food 0.31%
Kraft Heinz Foods Co.	4.375%		6/1/2046		15	16,111
Kraft Heinz Foods Co.	4.875%		10/1/2049		17	19,537
Total						35,648

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 1.13%
Abbott Laboratories	4.75%	11/30/2036	$60	$75,274
Boston Scientific Corp.	2.65%	6/1/2030	53	53,998
Total				129,272

Health Care Services 2.02%
CommonSpirit Health	3.347%	10/1/2029	11	11,803
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	19	21,188
HCA, Inc.	5.50%	6/15/2047	46	57,887
New York and Presbyterian Hospital (The)	3.954%	8/1/2119	24	26,789
Northwell Healthcare, Inc.	3.979%	11/1/2046	27	29,504
NYU Langone Hospitals	4.368%	7/1/2047	22	26,093
NYU Langone Hospitals	4.784%	7/1/2044	7	8,790
Universal Health Services, Inc.†	2.65%	10/15/2030	50	49,544
Total				231,598

Insurance 3.76%
Assurant, Inc.	3.70%	2/22/2030	52	55,457
CNO Financial Group, Inc.	5.25%	5/30/2025	65	73,826
CNO Financial Group, Inc.	5.25%	5/30/2029	35	41,104
Kemper Corp.	2.40%	9/30/2030	35	34,219
New York Life Insurance Co.†	4.45%	5/15/2069	29	35,135
Protective Life Corp.	8.45%	10/15/2039	33	51,422
Securian Financial Group, Inc.†	4.80%	4/15/2048	21	24,561
Selective Insurance Group, Inc.	5.375%	3/1/2049	39	46,948
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	45	56,099
Transatlantic Holdings, Inc.	8.00%	11/30/2039	9	13,756
Total				432,527

Machinery: Agricultural 1.82%
Altria Group, Inc.	5.95%	2/14/2049	75	92,279
BAT Capital Corp.	3.222%	8/15/2024	20	21,308
BAT Capital Corp.	3.557%	8/15/2027	20	21,264
BAT Capital Corp.	4.39%	8/15/2037	69	71,705
BAT Capital Corp.	4.70%	4/2/2027	2	2,254
Total				208,810

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.82%
nVent Finance Sarl (Luxembourg)(a)	4.55%		4/15/2028		$50	$54,011
Westinghouse Air Brake Technologies Corp.	4.95%		9/15/2028		35	40,377
Total						94,388

Manufacturing 2.15%
General Electric Co.	3.514% (3 Mo. LIBOR + 3.33%	)#	–	(b)	225	216,686
Pentair Finance Sarl (Luxembourg)(a)	3.15%		9/15/2022		30	30,490
Total						247,176

Media 2.15%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045		111	146,308
Comcast Corp.	4.95%		10/15/2058		55	72,910
Cox Communications, Inc.†	8.375%		3/1/2039		17	27,762
Total						246,980

Metal Fabricating 0.29%
Valmont Industries, Inc.	5.25%		10/1/2054		28	32,967

Metals & Minerals: Miscellaneous 0.57%
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%		10/25/2042		47	58,147
Glencore Funding LLC†	2.85%		4/27/2031		7	6,987
Total						65,134

Natural Gas 1.28%
National Fuel Gas Co.	3.95%		9/15/2027		54	58,420
National Fuel Gas Co.	7.395%		3/30/2023		15	16,332
NiSource, Inc.	5.95%		6/15/2041		26	35,139
Southwest Gas Corp.	4.15%		6/1/2049		34	37,447
Total						147,338

Oil 6.94%
Apache Corp.	5.10%		9/1/2040		15	15,500
Canadian Natural Resources Ltd. (Canada)(a)	7.20%		1/15/2032		31	41,522
Cimarex Energy Co.	4.375%		3/15/2029		55	61,810
Continental Resources, Inc.	4.90%		6/1/2044		40	43,444
Diamondback Energy, Inc.	2.875%		12/1/2024		20	21,278
Diamondback Energy, Inc.	3.50%		12/1/2029		42	44,553
Diamondback Energy, Inc.	4.75%		5/31/2025		9	10,197

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Diamondback Energy, Inc.	5.375%		5/31/2025	$40	$41,123
Eni USA, Inc.	7.30%		11/15/2027	50	65,325
Equinor ASA (Norway)(a)	7.15%		11/15/2025	26	32,648
Helmerich & Payne, Inc.	4.65%		3/15/2025	65	71,789
Hess Corp.	5.60%		2/15/2041	50	60,404
Hess Corp.	5.80%		4/1/2047	6	7,537
Patterson-UTI Energy, Inc.	3.95%		2/1/2028	31	30,814
Shell International Finance BV (Netherlands)(a)	6.375%		12/15/2038	55	80,267
Suncor Energy Ventures Corp. (Canada)†(a)	4.50%		4/1/2022	10	10,255
Suncor Energy, Inc. (Canada)(a)	7.875%		6/15/2026	23	29,389
Viper Energy Partners LP†	5.375%		11/1/2027	65	67,681
WPX Energy, Inc.	4.50%		1/15/2030	57	61,618
Total					797,154

Oil: Crude Producers 2.36%
Enbridge Energy Partners LP	7.50%		4/15/2038	20	28,584
MPLX LP	1.285% (3 Mo. LIBOR + 1.10%	)#	9/9/2022	25	25,016
NGPL PipeCo LLC†	3.25%		7/15/2031	2	2,029
NGPL PipeCo LLC†	4.875%		8/15/2027	68	77,832
Sabal Trail Transmission LLC†	4.246%		5/1/2028	43	48,257
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	75	89,026
Total					270,744

Oil: Integrated Domestic 1.24%
Halliburton Co.	7.45%		9/15/2039	56	80,253
NOV, Inc.	3.60%		12/1/2029	60	62,532
Total					142,785

Real Estate 6.51%
American Campus Communities
Operating Partnership LP	3.875%		1/30/2031	50	54,649
American Homes 4 Rent LP	4.25%		2/15/2028	23	25,628
American Homes 4 Rent LP	4.90%		2/15/2029	30	34,637
American Tower Corp.	3.80%		8/15/2029	30	33,057
EPR Properties	4.95%		4/15/2028	54	56,617
Equinix, Inc.	1.55%		3/15/2028	21	20,467
Equinix, Inc.	5.375%		5/15/2027	40	42,901
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	75	84,960
Goodman US Finance Three LLC†	3.70%		3/15/2028	50	53,643

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate (continued)
Healthcare Realty Trust, Inc.	3.625%	1/15/2028	$26	$28,216
Healthcare Realty Trust, Inc.	3.875%	5/1/2025	31	33,715
MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/2029	37	39,303
Physicians Realty LP	3.95%	1/15/2028	11	11,893
Physicians Realty LP	4.30%	3/15/2027	60	67,756
SL Green Realty Corp.	4.50%	12/1/2022	72	75,262
WEA Finance LLC†	2.875%	1/15/2027	52	53,463
Weyerhaeuser Co.	8.50%	1/15/2025	25	31,381
Total				747,548

Steel 0.14%
Steel Dynamics, Inc.	5.00%	12/15/2026	15	15,706

Technology 0.84%
E*TRADE Financial Corp.	3.80%	8/24/2027	24	26,730
E*TRADE Financial Corp.	4.50%	6/20/2028	20	23,016
Expedia Group, Inc.†	2.95%	3/15/2031	19	18,977
Expedia Group, Inc.†	4.625%	8/1/2027	17	19,260
VeriSign, Inc.(c)	2.70%	6/15/2031	8	8,030
Total				96,013

Telecommunications 4.43%
AT&T, Inc.	3.65%	6/1/2051	25	25,036
AT&T, Inc.	4.30%	2/15/2030	263	299,636
Orange SA (France)(a)	9.00%	3/1/2031	55	85,751
T-Mobile USA, Inc.	3.75%	4/15/2027	90	99,089
Total				509,512

Transportation: Miscellaneous 1.31%
Burlington Northern Santa Fe LLC	5.75%	5/1/2040	35	48,050
Canadian Pacific Railway Co. (Canada)(a)	9.45%	8/1/2021	10	10,151
CSX Corp.	6.00%	10/1/2036	35	47,645
CSX Transportation, Inc.	7.875%	5/15/2043	8	13,027
Huntington Ingalls Industries, Inc.	3.844%	5/1/2025	29	31,867
Total				150,740
Total Corporate Bonds (cost $9,342,628)				9,491,627

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(d) 7.85%

Advertising 0.43%
Lamar Media Corporation 2020 Term Loan B	1.595% (1 Mo. LIBOR + 1.50%	)	2/5/2027	$50	$49,500

Business Services 1.13%
Global Payments Inc. 2019 Term Loan	2.022% (3 Mo. LIBOR + 1.88%	)	7/9/2024	21	21,026	(e)
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	1.426% (3 Mo. LIBOR + 1.25%	)	1/17/2023	7	7,467	(e)
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	1.801% (3 Mo. LIBOR + 1.63%	)	1/17/2025	27	27,069	(e)
Trans Union, LLC 2019 Term Loan B5	1.843% (1 Mo. LIBOR + 1.75%	)	11/16/2026	74	73,859
Total					129,421

Energy Equipment & Services 0.09%
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	–	(f)	6/30/2024	10	10,475

Entertainment 0.22%
Churchill Downs Incorporated 2021 Incremental Term Loan B1	2.10% (1 Mo. LIBOR + 2.00%	)	3/10/2028	25	25,311	(e)

Financial Services 0.43%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(a)	1.953% (3 Mo. LIBOR + 1.75%	)	10/6/2023	50	50,009

Food 0.82%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(a)	2.093% (1 Mo. LIBOR + 2.00%	)	5/1/2026	94	93,670

Government 0.94%
Seminole Tribe of Florida 2018 Term Loan B	1.843% (1 Mo. LIBOR + 1.75%	)	7/8/2024	108	107,979

Lodging 0.53%
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.842% (1 Mo. LIBOR + 1.75%	)	6/22/2026	61	60,979

Real Estate 0.67%
VICI Properties 1 LLC Replacement Term Loan B	1.843% (1 Mo. LIBOR + 1.75%	)	12/20/2024	78	77,376

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail 0.77%
Murphy USA Inc Term Loan B	2.25% (1 Mo. LIBOR + 1.75%	)	1/31/2028	$88	$88,144

Technology 0.87%
Comcast Hulu Holdings, LLC Term Loan A	0.968% (1 Mo. LIBOR + 0.88%	)	3/15/2024	100	99,500	(e)

Telecommunications 0.21%
CenturyLink, Inc. 2020 Term Loan A	2.093% (1 Mo. LIBOR + 2.00%	)	1/31/2025	25	24,566

Transportation: Miscellaneous 0.74%
XPO Logistics, Inc. 2018 Term Loan B	1.858% (1 Mo. LIBOR + 1.75%	)	2/24/2025	85	84,706
Total Floating Rate Loans (cost $902,497)					901,636

MUNICIPAL BONDS 1.92%

Miscellaneous
California State University	3.899%		11/1/2047	25	28,900
City of Chicago IL	6.314%		1/1/2044	20	24,763
County of Miami-Dade FL	2.786%		10/1/2037	10	9,863
County of Miami-Dade FL Aviation Revenue	4.28%		10/1/2041	25	26,962
Metropolitan Transportation Authority	6.668%		11/15/2039	20	28,330
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	15	16,345
New York City Transitional Finance Authority Futur	1.95%		8/1/2034	40	38,189
Regents of the University of California Medical Center	3.006%		5/15/2050	15	14,735
State of Illinois	4.95%		6/1/2023	4	3,669
State of Illinois	5.10%		6/1/2033	25	28,738
Total Municipal Bonds (cost $216,592)					220,494

U.S. TREASURY OBLIGATIONS 8.27%
U.S. Treasury Bond	1.125%		5/15/2040	359	299,597
U.S. Treasury Bond	1.625%		11/15/2050	482	411,959
U.S. Treasury Note	0.625%		8/15/2030	259	238,371
Total U.S. Treasury Obligations (cost $955,338)					949,927
Total Investments in Securities 100.88% (cost $11,441,430)					11,589,767
Liabilities in Excess of Cash, Foreign Cash and Other Assets(g) (0.88%)					(101,522)
Net Assets 100.00%					$11,488,245

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2021

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2021, the total value of Rule 144A securities was $1,468,402, which represents 12.78% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2021.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis. See Note 2(i).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2021.
(e)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Interest rate to be determined.
(g)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2021	11	Short	$(1,453,013)	$(1,451,313)	$1,700
U.S. 2-Year Treasury Note	September 2021	3	Long	662,107	662,203	96
U.S. Long Bond	September 2021	3	Short	(470,334)	(469,594)	740
Total Unrealized Appreciation on Open Futures Contracts						$2,536

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2021	10	Long	$1,238,611	$1,238,516	$(95)
U.S. 10-Year Ultra Treasury Bond	September 2021	1	Long	145,017	144,953	(64)
U.S. Ultra Treasury Bond	September 2021	2	Long	371,191	370,500	(691)
Total Unrealized Depreciation on Open Futures Contracts						$(850)

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$26,083	$–	$26,083
Corporate Bonds	–	9,491,627	–	9,491,627
Floating Rate Loans
Business Services	–	73,859	55,562	129,421
Entertainment	–	–	25,311	25,311
Technology	–	–	99,500	99,500
Remaining Industries	–	647,404	–	647,404
Municipal Bonds	–	220,494	–	220,494
U.S. Treasury Obligations	–	949,927	–	949,927
Total	$–	$11,409,394	$180,373	$11,589,767

Other Financial Instruments
Futures Contracts
Assets	$2,536	$–	$–	$2,536
Liabilities	(850)	–	–	(850)
Total	$1,686	$–	$–	$1,686

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORPORATE BOND FUND May 31, 2021

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of December 1, 2020	$–
Accrued Discounts (Premiums)	48
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(32)
Purchases	180,357
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of May 31, 2021	$180,373
Change in unrealized appreciation/depreciation for the period ended May 31, 2021, related to Level 3 investments held at May 31, 2021	$(32)

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.66%

ASSET-BACKED SECURITIES 0.28%

Other
Signal Peak CLO 4 Ltd. 2017-4A D†	3.226% (3 Mo. LIBOR + 3.05%	)#	10/26/2029	$7,052	$7,087,570
Signal Peak CLO 5 Ltd. 2017-5A E†	5.826% (3 Mo. LIBOR + 5.65%	)#	4/25/2031	1,050	1,002,400
Sound Point CLO XI Ltd. 2016-1A DR†	3.138% (3 Mo. LIBOR + 2.95%	)#	7/20/2028	8,160	8,205,101
THL Credit Wind River CLO Ltd. 2018-3A D†	3.138% (3 Mo. LIBOR + 2.95%	)#	1/20/2031	1,736	1,731,426
Total Asset-Backed Securities (cost $17,953,225)					18,026,497

				Shares (000)

COMMON STOCKS 0.93%

Broadcasting 0.14%
iHeartMedia, Inc. Class A*				387	8,985,171

Manufacturing 0.20%
UTEX Industries, Inc.				298	12,496,470

Service 0.14%
TNT Crane & Rigging, Inc.				529	8,592,691

Shipping 0.03%
ACBL Holdings Corp.				95	1,904,200	(a)

Specialty Retail 0.42%
Chinos Intermediate				147	994,545
Chinos Intermediate				1,494	25,653,920
Total					26,648,465
Total Common Stocks (cost $47,888,914)					58,626,997

				Principal Amount (000)

CONVERTIBLE BONDS 1.06%

Diversified Media 0.08%
iQIYI, Inc. (China)(b)	2.00%		4/1/2025	$5,822	5,300,931

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Gaming/Leisure 0.09%
Booking Holdings, Inc.	0.90%	9/15/2021		$4,871	$5,669,844

Healthcare 0.31%
Bridgebio Pharma, Inc.†	2.25%	2/1/2029		6,728	6,298,493
Insmed, Inc.	1.75%	1/15/2025		4,239	4,273,336
Insulet Corp.	0.375%	9/1/2026		2,198	2,960,431
Oak Street Health, Inc.†	Zero Coupon	3/15/2026		5,752	5,949,725
Total					19,481,985

Information Technology 0.22%
21Vianet Group, Inc. (China)†(b)	Zero Coupon	2/1/2026		5,497	4,686,192
Airbnb, Inc.†	Zero Coupon	3/15/2026		5,334	4,984,623
Tyler Technologies, Inc.†	0.25%	3/15/2026		4,348	4,491,484
Total					14,162,299

Manufacturing 0.16%
fuboTV, Inc.†	3.25%	2/15/2026		6,929	6,158,149
John Bean Technologies Corp.†	0.25%	5/15/2026		3,538	3,808,657
Total					9,966,806

Retail 0.05%
Wayfair, Inc.†	0.625%	10/1/2025		3,140	3,322,513

Service 0.15%
Chegg, Inc.†	Zero Coupon	9/1/2026		5,109	5,172,862
Uber Technologies, Inc.†	Zero Coupon	12/15/2025		4,034	4,124,765
Total					9,297,627
Total Convertible Bonds (cost $67,800,380)					67,202,005

CORPORATE BONDS 11.77%

Aerospace 0.16%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		9,622	10,235,071

Automotive 0.62%
Carvana Co.†	5.50%	4/15/2027		6,421	6,632,283
Ken Garff Automotive LLC†	4.875%	9/15/2028		5,952	5,940,840
Mclaren Finance plc(c)	5.00%	8/1/2022	GBP	8,900	12,534,648
Meritor, Inc.†	4.50%	12/15/2028		$3,118	3,134,432
Metis Merger Sub LLC†	6.50%	5/15/2029		6,940	6,843,985
Real Hero Merger Sub 2, Inc.†	6.25%	2/1/2029		3,765	3,897,905
Total					38,984,093

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Broadcasting 0.07%
Urban One, Inc.†	7.375%		2/1/2028		$4,195	$4,447,917

Chemicals 0.11%
FXI Holdings, Inc.†	7.875%		11/1/2024		6,900	7,127,251

Consumer Durables 0.09%
Park River Holdings, Inc.†	5.625%		2/1/2029		6,134	5,881,525

Consumer Non-Durables 0.42%
Coty, Inc.†	5.00%		4/15/2026		12,845	13,049,621
HLF Financing Sarl LLC/Herbalife International, Inc.†	4.875%		6/1/2029		13,082	13,110,126
Total						26,159,747

Diversified Media 0.69%
Banijay Group SAS†(c)	6.50%		3/1/2026	EUR	6,771	8,522,956
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%		8/15/2026		$26,745	19,824,464
National CineMedia LLC†	5.875%		4/15/2028		7,753	7,405,123
Playtika Holding Corp. (Israel)†(b)	4.25%		3/15/2029		7,607	7,509,364
Total						43,261,907

Energy 1.96%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%		2/15/2026		8,535	9,153,787
Antero Midstream Partners LP/Antero Midstream Finance Corp.†(d)	5.375%		6/15/2029		9,056	9,180,112
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		11,884	9,896,044
California Resources Corp.†	7.125%		2/1/2026		4,198	4,350,178
Callon Petroleum Co.†	9.00%		4/1/2025		5,780	6,090,473
Centennial Resource Production LLC†	6.875%		4/1/2027		5,767	5,771,902
Colgate Energy Partners III LLC†	7.75%		2/15/2026		7,268	7,442,614
Comstock Resources, Inc.†	6.75%		3/1/2029		4,050	4,238,123
Encino Acquisition Partners Holdings LLC†	8.50%		5/1/2028		11,698	11,736,252
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029		5,780	5,941,262
Laredo Petroleum, Inc.	9.50%		1/15/2025		9,713	10,200,447
Matador Resources Co.	5.875%		9/15/2026		8,738	8,781,690
New Fortress Energy, Inc.†	6.75%		9/15/2025		5,873	5,968,143
Oasis Petroleum, Inc.†(d)	6.375%		6/1/2026		6,445	6,557,788
Precision Drilling Corp. (Canada)†(b)	7.125%		1/15/2026		5,786	5,865,239
SM Energy Co.	6.75%		9/15/2026		6,256	6,251,308
TechnipFMC plc (United Kingdom)†(b)	6.50%		2/1/2026		5,581	6,009,469
Total						123,434,831

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Financial 1.18%
Ardonagh Midco 2 plc (United Kingdom)†(b)	11.50%	1/15/2027		$6,588	$6,831,981
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		14,114	13,948,903
Hightower Holding LLC†	6.75%	4/15/2029		3,133	3,184,272
IIP Operating Partnership LP†	5.50%	5/25/2026		8,084	8,362,588
Jerrold Finco plc†(c)	5.25%	1/15/2027	GBP	4,489	6,598,823
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027		$5,959	5,845,213
Midcap Financial Issuer Trust†	6.50%	5/1/2028		7,347	7,695,027
PHH Mortgage Corp.†	7.875%	3/15/2026		7,089	7,378,657
PRA Group, Inc.†	7.375%	9/1/2025		5,455	5,897,810
Vivion Investments Sarl(c)	3.00%	8/8/2024	EUR	7,300	8,847,859
Total					74,591,133

Food & Drug 0.09%
Rite Aid Corp.†	7.50%	7/1/2025		$5,550	5,765,312

Food/Tobacco 0.30%
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		5,621	5,768,888
PetSmart, Inc./Petsmart Finance Corp.†	7.75%	2/15/2029		5,750	6,337,578
Triton Water Holdings, Inc.†	6.25%	4/1/2029		6,624	6,650,165
Total					18,756,631

Gaming/Leisure 1.02%
Affinity Gaming†	6.875%	12/15/2027		5,439	5,784,893
Carnival Corp.†	7.625%	3/1/2026		3,473	3,807,276
Churchill Downs, Inc.†	4.75%	1/15/2028		6,797	7,010,426
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%	2/1/2026		3,017	3,126,366
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		7,211	7,231,912
Mohegan Gaming & Entertainment†	8.00%	2/1/2026		10,027	10,265,241
NCL Finance Ltd.†	6.125%	3/15/2028		2,915	3,042,735
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028		4,581	4,895,944
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In†	8.50%	11/15/2027		5,178	5,544,499
Pinnacle Bidco plc(c)	6.375%	2/15/2025	GBP	4,000	5,760,388
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		$6,860	7,949,574
Total					64,419,254

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Healthcare 0.44%
Air Methods Corp.†	8.00%	5/15/2025		$10,691	$10,022,813
Emergent BioSolutions, Inc.†	3.875%	8/15/2028		5,628	5,538,430
Legacy LifePoint Health LLC†	4.375%	2/15/2027		5,159	5,146,490
US Acute Care Solutions LLC†	6.375%	3/1/2026		7,086	7,307,827
Total					28,015,560

Housing 0.82%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)†(b)	4.875%	2/15/2030		9,314	9,173,871
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)†(b)	6.25%	9/15/2027		1,472	1,552,121
Forestar Group, Inc.†	5.00%	3/1/2028		7,471	7,768,682
Park River Holdings, Inc.†(d)	6.75%	8/1/2029		9,396	9,414,322
PCF GmbH†(c)	4.75%	4/15/2026	EUR	4,186	5,168,424
Shea Homes LP/Shea Homes Funding Corp.†	4.75%	2/15/2028		$12,201	12,266,642
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%	9/30/2026		6,214	6,476,448
Total					51,820,510

Information Technology 0.57%
Ahead DB Holdings LLC†	6.625%	5/1/2028		7,464	7,567,265
Avaya, Inc.†	6.125%	9/15/2028		6,617	7,034,731
Crowdstrike Holdings, Inc.	3.00%	2/15/2029		3,927	3,858,513
Twilio, Inc.	3.625%	3/15/2029		4,006	4,034,763
Uber Technologies, Inc.†	6.25%	1/15/2028		3,114	3,363,120
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024		9,800	10,083,465
Total					35,941,857

Manufacturing 0.13%
Alta Equipment Group, Inc.†	5.625%	4/15/2026		5,211	5,360,869
Frontier Communications Holdings LLC†	5.00%	5/1/2028		2,921	2,997,676
Total					8,358,545

Metals/Minerals 0.85%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026		6,791	7,174,352
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.50%	9/15/2027		16,190	17,614,234
Hecla Mining Co.	7.25%	2/15/2028		8,017	8,808,799
Hudbay Minerals, Inc. (Canada)†(b)	6.125%	4/1/2029		6,204	6,506,414
Kaiser Aluminum Corp.†	4.50%	6/1/2031		7,139	7,266,431
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044		51	5	(e)
TMS International Corp/DE†	6.25%	4/15/2029		6,200	6,455,750
Total					53,825,985

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Retail 0.99%
BK LC Lux Finco1 Sarl†(c)	5.25%	4/30/2029	EUR	1,614	$2,009,524
Crocs, Inc.†	4.25%	3/15/2029		$7,109	7,196,227
Foundation Building Materials, Inc.†	6.00%	3/1/2029		2,595	2,547,460
Group 1 Automotive, Inc.†	4.00%	8/15/2028		9,106	9,175,570
LCM Investments Holdings II LLC†	4.875%	5/1/2029		6,239	6,415,283
Macy’s Retail Holdings LLC†	5.875%	4/1/2029		5,975	6,378,312
Magic Mergeco, Inc.†	7.875%	5/1/2029		11,650	11,917,833
Maxeda DIY Holding BV†(c)	5.875%	10/1/2026	EUR	7,548	9,467,165
Party City Holdings, Inc.†	6.625%	8/1/2026		$5,440	4,719,200
Party City Holdings, Inc.†	8.75%	2/15/2026		2,407	2,551,420
Total					62,377,994

Service 0.89%
Ahern Rentals, Inc.†	7.375%	5/15/2023		10,203	9,268,711
CPI CG, Inc.†	8.625%	3/15/2026		3,998	4,190,384
Fortress Transportation and Infrastructure Investors LLC†	5.50%	5/1/2028		6,234	6,483,360
Garda World Security Corp. (Canada)†(b)	4.625%	2/15/2027		8,618	8,607,357
NESCO Holdings II, Inc.†	5.50%	4/15/2029		4,663	4,814,594
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027		10,052	9,667,511
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026		5,868	6,120,031
Williams Scotsman International, Inc.†	4.625%	8/15/2028		6,898	7,090,902
Total					56,242,850

Telecommunications 0.09%
Frontier Communications Holdings LLC†	6.75%	5/1/2029		3,257	3,409,525
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	6.00%	2/15/2028		2,534	2,511,156
Total					5,920,681

Utility 0.28%
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028		5,500	5,637,363
Talen Energy Supply LLC	6.50%	6/1/2025		7,270	6,134,062
TerraForm Power Operating LLC†	4.75%	1/15/2030		5,796	5,932,380
Total					17,703,805
Total Corporate Bonds (cost $718,178,749)					743,272,459

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments				Shares (000)	Fair Value
EXCHANGE-TRADED FUND 0.54%

Financial
Invesco Senior Loan ETF (cost $33,521,412)				1,535	$34,087,878

	Interest Rate		Maturity Date	Principal Amount (000)

FLOATING RATE LOANS(f) 81.68%

Aerospace 4.57%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	4/20/2028	$41,921	43,267,086
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(b)	8.50% (1 Mo. LIBOR + 6.50%	)	3/6/2024	7,148	7,134,421
Alloy Finco Limited USD Holdco Term Loan PIK 13.50% (Jersey)(b)	0.50%		3/6/2025	33,527	28,036,701
Amentum Government Services Holdings LLC 2020 Term Loan B	5.50% (3 Mo. LIBOR + 4.75%	)	1/29/2027	13,140	13,254,489
Amentum Government Services Holdings LLC Term Loan B	3.593% (1 Mo. LIBOR + 3.50%	)	1/29/2027	7,260	7,259,434
American Airlines, Inc. 2018 Term Loan B	1.84% (1 Mo. LIBOR + 1.75%	)	6/27/2025	23,384	21,716,207
Atlantic Aviation FBO Inc. 2018 Term Loan B	3.85% (1 Mo. LIBOR + 3.75%	)	12/6/2025	5,151	5,152,915
Bleriot US Bidco, Inc. 2021 Term Loan B	4.203% (3 Mo. LIBOR + 4.00%	)	10/30/2026	9,461	9,461,015
Dynasty Acquisition Co., Inc. 2020 CAD Term Loan B2	3.703% (3 Mo. LIBOR + 3.50%	)	4/6/2026	1,881	1,829,299
Dynasty Acquisition Co., Inc. 2020 Term Loan B1	3.703% (3 Mo. LIBOR + 3.50%	)	4/6/2026	3,499	3,402,496
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	4.34% (1 Mo. LIBOR + 4.25%	)	6/19/2026	14,166	13,690,532
Jazz Acquisition, Inc. 2019 2nd Lien Term Loan	8.09% (1 Mo. LIBOR + 8.00%	)	6/18/2027	5,291	4,749,012
JetBlue Airways Corporation Term Loan	6.25% (3 Mo. LIBOR + 5.25%	)	6/17/2024	20,800	21,304,382
Mileage Plus Holdings LLC 2020 Term Loan B	6.25% (3 Mo. LIBOR + 5.25%	)	6/21/2027	10,398	11,112,951
Peraton Holding Corp Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	2/1/2028	27,334	27,436,937
SkyMiles IP Ltd. 2020 Skymiles Term Loan B	4.75% (3 Mo. LIBOR + 3.75%	)	10/20/2027	8,596	9,022,403

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Aerospace (continued)
United Airlines, Inc. 2021 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	4/21/2028	48,367	$48,889,270
WP CPP Holdings, LLC 2018 2nd Lien Term Loan	8.75% (3 Mo. LIBOR + 7.75%	)	4/30/2026	4,806	4,577,826
WP CPP Holdings, LLC 2018 Term Loan	3.843% - 4.75% (1 Mo. LIBOR + 3.75% (3 Mo. LIBOR + 3.75%	) )	4/30/2025	$7,701	7,512,450
Total					288,809,826

Automotive 2.66%
American Trailer World Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	3/3/2028	10,065	10,067,853
Autokiniton US Holdings, Inc. 2021 Term Loan B	5.00% (3 Mo. LIBOR + 4.50%	)	4/6/2028	14,475	14,594,722
Belron Finance US LLC 2018 Term Loan B	2.438% (3 Mo. LIBOR + 2.25%	)	11/13/2025	9,785	9,760,653	(g)
Belron Finance US LLC 2019 USD Term Loan B3	2.438% (3 Mo. LIBOR + 2.25%	)	10/30/2026	7,093	7,061,993
Belron Finance US LLC 2021 USD Term Loan B	3.25% (3 Mo. LIBOR + 2.75%	)	4/13/2028	6,796	6,792,127
Chassix Inc. 2017 1st Lien Term Loan	6.50% - 7.75% (Prime Rate + 4.50% (3 Mo. LIBOR + 5.50%	) )	11/15/2023	20,323	20,195,993
Clarios Global LP 2021 USD Term Loan B (Canada)(b)	3.343% (1 Mo. LIBOR + 3.25%	)	4/30/2026	16,900	16,855,071
CWGS Group, LLC 2021 Term Loan B	–	(h)	5/24/2028	9,312	9,253,893
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	7.188% (3 Mo. LIBOR + 7.00%	)	4/10/2026	14,827	15,111,072
Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	4.593% (1 Mo. LIBOR + 4.50%	)	2/4/2026	15,650	15,623,964
Midas Intermediate Holdco II, LLC 2020 Term Loan B	7.50% (3 Mo. LIBOR + 6.75%	)	12/22/2025	12,822	12,663,353
Tenneco, Inc. 2018 Term Loan B	3.093% (1 Mo. LIBOR + 3.00%	)	10/1/2025	8,023	7,915,442
Truck Hero, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	1/31/2028	11,233	11,255,451
Wand NewCo 3, Inc. 2020 Term Loan	3.093% (1 Mo. LIBOR + 3.00%	)	2/5/2026	11,189	11,090,768
Total					168,242,355

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Broadcasting 1.43%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%	)	9/27/2024	$8,754	$8,773,286
Clear Channel Outdoor Holdings, Inc. Term Loan B	3.647% - 3.69% (2 Mo. LIBOR + 3.50% (3 Mo. LIBOR + 3.50%	) )	8/21/2026	23,696	23,007,726
E.W. Scripps Company (The) 2019 Term Loan B2	3.313% (1 Mo. LIBOR + 2.56%	)	5/1/2026	9,746	9,735,775
Entercom Media Corp. 2019 Term Loan	2.593% (1 Mo. LIBOR + 2.50%	)	11/18/2024	8,263	8,187,777
Gray Television, Inc. 2018 Term Loan C	2.61% (1 Mo. LIBOR + 2.50%	)	1/2/2026	17,852	17,793,108
iHeartCommunications, Inc. 2020 Term Loan	3.093% (1 Mo. LIBOR + 3.00%	)	5/1/2026	22,856	22,643,739
Total					90,141,411

Cable/Wireless Video 1.57%
Charter Communications Operating, LLC 2019 Term Loan B2	–	(h)	2/1/2027	14,312	14,246,926
CSC Holdings, LLC 2017 Term Loan B1	2.348% (1 Mo. LIBOR + 2.25%	)	7/17/2025	27,388	27,134,224
CSC Holdings, LLC 2018 Incremental Term Loan	2.348% (1 Mo. LIBOR + 2.25%	)	1/15/2026	2,384	2,364,728
Virgin Media Bristol LLC USD Term Loan N	2.601% (1 Mo. LIBOR + 2.50%	)	1/31/2028	35,021	34,858,543
WideOpenWest Finance LLC 2017 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%	)	8/18/2023	20,439	20,444,988
Total					99,049,409

Chemicals 1.86%
Aruba Investments, Inc. 2020 2nd Lien Term Loan	8.50% (3 Mo. LIBOR + 7.75%	)	11/24/2028	3,908	3,950,501
Aruba Investments, Inc. 2020 USD Term Loan	4.75% (3 Mo. LIBOR + 4.00%	)	11/24/2027	9,770	9,825,392
INEOS Styrolution US Holding LLC 2021 USD Term Loan B	3.25% (3 Mo. LIBOR + 2.75%	)	1/29/2026	23,079	23,026,600
Lonza Group AG USD Term Loan B (Switzerland)(b)	–	(h)	4/29/2028	11,424	11,433,848
Polar US Borrower, LLC 2018 1st Lien Term Loan	4.859% - 4.85% (1 Mo. LIBOR + 4.75% (3 Mo. LIBOR + 4.75%	) )	10/15/2025	15,228	15,284,790	(g)
Proampac PG Borrower LLC 2020 Term Loan	5.00% (2 Mo. LIBOR + 4.00% (3 Mo. LIBOR + 4.00%	) )	11/3/2025	13,689	13,712,025

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
Sparta U.S. HoldCo LLC 2021 Term Loan	–	(h)	5/4/2028	$9,746	$9,772,409
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(b)	2.848% (1 Mo. LIBOR + 2.75%	)	10/1/2025	22,943	22,785,308
Tronox Finance LLC 2021 Term Loan B	2.593% (1 Mo. LIBOR + 2.50%	)	3/13/2028	7,707	7,664,182
Total					117,455,055

Consumer Durables 0.28%
Huskies Parent, Inc. 2019 Term Loan	4.093% (1 Mo. LIBOR + 4.00%	)	7/31/2026	7,468	7,482,503
Park River Holdings Inc Term Loan	4.00% (3 Mo. LIBOR + 3.25%	)	12/28/2027	10,141	10,094,649
Total					17,577,152

Consumer Non-Durables 0.47%
Isagenix International, LLC Term Loan	6.75% (3 Mo. LIBOR + 5.75%	)	6/14/2025	9,321	7,517,988
WW International, Inc. 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.50%	)	4/13/2028	21,845	21,913,643
Total					29,431,631

Diversified Media 2.89%
A-L Parent LLC 2016 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%	)	12/1/2023	10,173	9,491,715
AMC Entertainment Holdings, Inc. 2019 Term Loan B	–	(h)	4/22/2026	9,780	9,048,740
AppLovin Corporation 2018 Term Loan B	3.343% (1 Mo. LIBOR + 3.25%	)	8/15/2025	12,901	12,900,695
Banijay Entertainment S.A.S USD Term Loan (France)(b)	3.857% (1 Mo. LIBOR + 3.75%	)	3/1/2025	13,266	13,243,382
Cinemark USA, Inc. 2018 Term Loan B	1.85% (1 Mo. LIBOR + 1.75%	)	3/31/2025	11,854	11,523,956
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(b)	3.50% (1 Mo. LIBOR + 2.50%	)	2/1/2024	10,276	10,234,703
ECL Entertainment, LLC Term Loan	8.25% (3 Mo. LIBOR + 7.50%	)	3/31/2028	7,067	7,234,522	(g)
Mavis Tire Express Services Corp. 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.00%	)	5/4/2028	14,618	14,670,151
Playtika Holding Corp 2021 Term Loan	2.843% (1 Mo. LIBOR + 2.75%	)	3/13/2028	26,103	26,038,865
PUG LLC USD Term Loan	3.593% (1 Mo. LIBOR + 3.50%	)	2/12/2027	18,795	18,396,087
Univision Communications Inc. 2021 Term Loan B	–	(h)	5/5/2028	30,276	30,187,586

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Diversified Media (continued)
William Morris Endeavor Entertainment, LLC 2018 1st Lien Term Loan	2.85% (1 Mo. LIBOR + 2.75%	)	5/18/2025	$20,295	$19,833,111
Total					182,803,513

Energy 2.97%
AL NGPL Holdings, LLC Term Loan B	4.75% (3 Mo. LIBOR + 3.75%	)	4/14/2028	19,411	19,459,154
BCP Raptor II, LLC 1st Lien Term Loan	4.843% (1 Mo. LIBOR + 4.75%	)	11/3/2025	24,345	23,912,666
Blackstone CQP Holdco LP 2021 Term Loan B	–	(h)	5/18/2028	28,970	28,897,628	(g)
Brazos Delaware II, LLC Term Loan B	4.097% (1 Mo. LIBOR + 4.00%	)	5/21/2025	14,652	14,316,886
CITGO Holding Inc. 2019 Term Loan B	8.00% (3 Mo. LIBOR + 7.00%	)	8/1/2023	8,937	8,892,322
Medallion Midland Acquisition, LLC 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%	)	10/30/2024	15,788	15,670,819
Navitas Midstream Midland Basin, LLC Term Loan B	5.50% (1 Mo. LIBOR + 4.50%	)	12/13/2024	16,111	16,158,789
Oryx Midstream Holdings LLC Term Loan B	4.093% (1 Mo. LIBOR + 4.00%	)	5/22/2026	25,795	25,537,221
RS Ivy Holdco, Inc Term Loan	6.50% (1 Mo. LIBOR + 5.50%	)	12/23/2027	12,381	12,427,498	(g)
Ulterra Drilling Technologies, LP Term Loan B	5.343% (1 Mo. LIBOR + 5.25%	)	11/26/2025	25,170	22,023,441
Total					187,296,424

Financial 4.01%
Acrisure, LLC 2020 Term Loan B	3.703% (3 Mo. LIBOR + 3.50%	)	2/15/2027	19,203	19,064,676
Advisor Group, Inc. 2021 Term Loan	4.593% (1 Mo. LIBOR + 4.50%	)	7/31/2026	23,305	23,392,865
AqGen Island Holdings, Inc. Term Loan	–	(h)	5/20/2028	17,881	17,842,100
Asurion LLC 2021 2nd Lien Term Loan B3	5.343% (1 Mo. LIBOR + 5.25%	)	1/31/2028	4,866	4,927,037
Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan	3.093% (1 Mo. LIBOR + 3.00%	)	6/15/2025	6,150	6,094,115
Claros Mortgage Trust, Inc. Term Loan B	6.00% (1 Mo. LIBOR + 5.00%	)	8/9/2026	11,453	11,524,531	(g)
CoreLogic, Inc. Term Loan	–	(h)	4/13/2028	29,437	29,351,956
Edelman Financial Center, LLC 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	4/7/2028	26,280	26,352,048
HighTower Holdings LLC 2021 Delayed Draw Term Loan(i)	–	(h)	4/30/2028	2,514	2,526,846

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)
HighTower Holdings LLC 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.00%	)	4/30/2028	$10,057	$10,107,386
Hudson River Trading LLC 2021 Term Loan	3.093% (1 Mo. LIBOR + 3.00%	)	3/20/2028	29,145	29,017,444
Jefferies Finance LLC 2019 Term Loan	3.125% (1 Mo. LIBOR + 3.00%	)	6/3/2026	17,766	17,718,524
Minotaur Acquisition, Inc. Term Loan B	4.843% (1 Mo. LIBOR + 4.75%	)	3/27/2026	7,108	7,114,142
NFP Corp. 2020 Term Loan	3.343% (1 Mo. LIBOR + 3.25%	)	2/15/2027	8,949	8,844,426
OneDigital Borrower LLC 2020 Delayed Draw Term Loan(i)	5.25% (3 Mo. LIBOR + 4.50%	)	11/16/2027	941	948,500
OneDigital Borrower LLC 2020 Term Loan	5.25% (3 Mo. LIBOR + 4.50%	)	11/16/2027	17,583	17,729,655
Sedgwick Claims Management Services, Inc. 2020 Term Loan B3	5.25% (1 Mo. LIBOR + 4.25%	)	9/3/2026	964	967,096
Zebra Buyer LLC Term Loan B	–	(h)	4/21/2028	19,402	19,534,200
Total					253,057,547

Food/Tobacco 2.81%
1011778 B.C. Unlimited Liability Company Term Loan B4 (Canada)(b)	1.843% (1 Mo. LIBOR + 1.75%	)	11/19/2026	26,285	25,935,794
Aramark Services, Inc. 2018 Term Loan B3	1.843% (1 Mo. LIBOR + 1.75%	)	3/11/2025	11,233	11,125,709
Aramark Services, Inc. 2019 Term Loan B4	1.843% (1 Mo. LIBOR + 1.75%	)	1/15/2027	7,394	7,310,352
Chobani, LLC 2020 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%	)	10/20/2027	5,833	5,859,355
City Brewing Company, LLC Closing Date Term Loan	4.25% (3 Mo. LIBOR + 3.50%	)	4/5/2028	8,889	8,910,648
Flynn Restaurant Group LP 1st Lien Term Loan	3.593% (1 Mo. LIBOR + 3.50%	)	6/27/2025	14,702	14,605,808
Flynn Restaurant Group LP 2nd Lien Term Loan	7.113% (1 Mo. LIBOR + 7.00%	)	6/29/2026	6,148	6,086,197	(g)
Froneri International Ltd. 2020 USD 2nd Lien Term Loan (United Kingdom)(b)	5.843% (1 Mo. LIBOR + 5.75%	)	1/31/2028	10,009	10,128,119
GPS Hospitality Holding Company LLC Term Loan B	4.453% (6 Mo. LIBOR + 4.25%	)	12/6/2025	13,677	13,392,041
IRB Holding Corp 2020 Term Loan B	3.75% (3 Mo. LIBOR +2.75% (6 Mo. LIBOR +2.75%	) )	2/5/2025	20,844	20,789,521

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco (continued)
Miller’s Ale House, Inc. 2018 Term Loan	4.851% (1 Mo. LIBOR + 4.75%	)	5/30/2025	$10,780	$10,310,846
NPC International, Inc. 2nd Lien Term Loan(j)	–	(h)	4/18/2025	9,531	166,793
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%	)	7/18/2022	12,420	12,197,408
Triton Water Holdings, Inc Term Loan (Spain)(b)	4.00% (3 Mo. LIBOR + 3.50%	)	3/31/2028	16,192	16,196,740
Whole Earth Brands, Inc Term Loan B	5.50% (3 Mo. LIBOR + 4.50%	)	2/5/2028	9,730	9,681,776
Zaxby’s Operating Company LLC 2nd Lien Term Loan	7.25% (1 Mo. LIBOR + 6.50%	)	12/28/2028	4,878	4,947,920
Total					177,645,027

Forest Products 0.36%
Spa Holdings 3 Oy USD Term Loan B (Finland)(b)	4.149% (3 Mo. LIBOR + 4.00%	)	2/4/2028	8,258	8,284,113	(g)
Spectrum Holdings III Corp. 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%	)	1/31/2025	6,060	5,842,657
Trident TPI Holdings, Inc. 2017 USD Term Loan B1	4.00% (3 Mo. LIBOR + 3.00%	)	10/17/2024	8,640	8,633,533
Total					22,760,303

Gaming/Leisure 5.27%
Aimbridge Acquisition Co., Inc. 2019 Term Loan B	3.843% (1 Mo. LIBOR + 3.75%	)	2/2/2026	13,852	13,535,732
Alterra Mountain Company Term Loan B1	2.843% (1 Mo. LIBOR + 2.75%	)	7/31/2024	6,171	6,089,013
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	2.843% (1 Mo. LIBOR + 2.75%	)	12/23/2024	38,597	38,348,846
Carnival Corporation USD Term Loan B (Panama)(b)	8.50% (1 Mo. LIBOR + 7.50%	)	6/30/2025	14,513	14,588,129
Equinox Holdings, Inc. 2017 2nd Lien Term Loan	8.00% (3 Mo. LIBOR + 7.00%	)	9/6/2024	7,044	6,363,316
Gateway Casinos & Entertainment Limited 2018 Term Loan B (Canada)(b)	4.75% (3 Mo. LIBOR + 3.50%	)	12/1/2023	18,837	18,677,249
Golden Entertainment, Inc. 2017 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 3.00%	)	10/21/2024	14,032	13,988,440
Hilton Grand Vacations Borrower LLC 2021 Term Loan B	–	(h)	5/20/2028	16,915	16,956,907
Hoya Midco, LLC 2017 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.50%	)	6/30/2024	14,896	14,835,032
Kingpin Intermediate Holdings LLC 2018 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%	)	7/3/2024	19,836	19,649,839

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)			Fair Value
Gaming/Leisure (continued)
Life Time Fitness, Inc. 2017 Term Loan B	–	(h)	6/10/2022		$–	(k)	$6
Life Time Fitness, Inc. 2021 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%	)	12/16/2024		22,333		22,438,022
Motion Finco Sarl EUR Term Loan B(c)	3.00% (3 Mo. EURIBOR + 3.00%	)	11/12/2026	EUR	5,909		6,969,706
PCI Gaming Authority Term Loan	2.593% (1 Mo. LIBOR + 2.50%	)	5/29/2026		$11,625		11,590,331
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(b)	3.75% (1 Mo. LIBOR + 2.75%	)	4/29/2024		8,645		8,306,049
Sabre GLBL Inc. 2020 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%	)	12/17/2027		$16,764		16,896,388
Scientific Games International, Inc. 2018 Term Loan B5	2.843% (1 Mo. LIBOR + 2.75%	)	8/14/2024		28,733		28,499,637
Silk Bidco AS EUR Term Loan B(c)	4.00% (6 Mo. EURIBOR + 4.00%	)	2/24/2025	EUR	6,246		7,159,798
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00% (3 Mo. LIBOR + 9.00%	)	12/23/2025		$722		791,003
Spectacle Gary Holdings LLC Term Loan B	11.00% (3 Mo. LIBOR + 9.00%	)	12/23/2025		9,969		10,915,838
The Enterprise Development Authority Term Loan B	5.00% (1 Mo. LIBOR + 4.25%	)	2/18/2028		9,721		9,751,257	(g)
Travel Leaders Group, LLC 2018 Term Loan B	4.093% (1 Mo. LIBOR + 4.00%	)	1/25/2024		12,633		12,082,706
UFC Holdings, LLC 2021 Term Loan B	3.75% (6 Mo. LIBOR + 3.00%	)	4/29/2026		11,784		11,785,371
United PF Holdings, LLC 2019 1st Lien Term Loan	4.203% (3 Mo. LIBOR + 4.00%	)	12/30/2026		16,165		15,801,495
Vue International Bidco p.l.c. 2019 EUR Term Loan B(c)	–	(h)	7/3/2026	EUR	5,825		6,635,209
Total							332,655,319

Healthcare 12.85%
ADMI Corp. 2021 Term Loan B2	3.25% (1 Mo. LIBOR + 2.75%	)	12/23/2027		$13,068		12,990,926
Agiliti Health, Inc Term Loan	2.875% (1 Mo. LIBOR + 2.75%	)	1/4/2026		5,763		5,763,206
Amneal Pharmaceuticals LLC 2018 Term Loan B	3.625% (1 Mo. LIBOR + 3.50%	)	5/4/2025		25,210		24,868,471
Athenahealth, Inc. 2021 Term Loan B1	4.351% - 4.41% (1 Mo. LIBOR + 4.25% (3 Mo. LIBOR + 4.25%	) )	2/11/2026		32,213		32,374,136
Bausch Health Companies Inc. 2018 Term Loan B (Canada)(b)	3.093% (1 Mo. LIBOR + 3.00%	)	6/2/2025		2,436		2,430,118

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
Bausch Health Companies Inc. Term Loan B (Canada)(b)	2.843% (1 Mo. LIBOR + 2.75%	)	11/27/2025	$30,157	$30,040,224
Cano Health LLC Delayed Draw Term Loan(i)	4.75% - 5.50% (3 Mo. LIBOR + 4.75% (6 Mo. LIBOR + 4.75%	) )	11/19/2027	3,909	3,915,164
Cano Health LLC Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	11/19/2027	10,695	10,711,889
Canopy Growth Corporation Term Loan (Canada)(b)	8.686% (3 Mo. LIBOR + 8.50%	)	3/18/2026	8,737	9,424,558
CCRR Parent, Inc Term Loan B	5.00% (3 Mo. LIBOR + 4.25%	)	3/6/2028	8,258	8,304,325
CNT Holdings I Corp 2020 2nd Lien Term Loan	7.50% (3 Mo. LIBOR + 6.75%	)	11/6/2028	5,864	5,952,084
CNT Holdings I Corp. 2020 Term Loan	4.50% (3 Mo. LIBOR + 3.75%	)	11/8/2027	14,656	14,698,268
Da Vinci Purchaser Corp. 2019 Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	1/8/2027	18,276	18,387,136
Elanco Animal Health Incorporated Term Loan B	1.86% (1 Mo. LIBOR + 1.75%	)	8/2/2027	15,329	15,239,659
Envision Healthcare Corp. 2018 1st Lien Term Loan	3.843% (1 Mo. LIBOR + 3.75%	)	10/10/2025	31,457	26,985,788
eResearchTechnology, Inc. 2020 1st Lien Term Loan	5.50% (1 Mo. LIBOR + 4.50%	)	2/4/2027	13,733	13,821,464
EyeCare Partners, LLC 2020 Term Loan	3.843% (1 Mo. LIBOR + 3.75%	)	2/18/2027	21,883	21,727,526
Gainwell Acquisition Corp. Term Loam B	4.75% (3 Mo. LIBOR + 4.00%	)	10/1/2027	31,243	31,344,089
Global Medical Response, Inc. 2020 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%	)	10/2/2025	28,259	28,425,518
Grifols Worldwide Operations USA, Inc. USD 2019 Term Loan B	2.062% (1 Wk. LIBOR + 2.00%	)	11/15/2027	4,798	4,759,630
Heartland Dental, LLC 2018 1st Lien Term Loan	3.593% (1 Mo. LIBOR + 3.50%	)	4/30/2025	6,515	6,444,617
Horizon Therapeutics USA Inc. 2021 Term Loan B	2.50% (1 Mo. LIBOR + 2.00%	)	3/15/2028	24,786	24,770,570
Insulet Corporation Term Loan B	3.75% (3 Mo. LIBOR + 3.25%	)	5/4/2028	10,662	10,693,220
Jazz Financing Lux S.a.r.l. USD Term Loan (Luxembourg)(b)	4.00% (1 Mo. LIBOR + 3.50%	)	4/21/2028	33,953	34,137,994
Kindred Healthcare LLC 2018 1st Lien Term Loan	4.625% (1 Mo. LIBOR + 4.50%	)	7/2/2025	12,270	12,284,854

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Healthcare (continued)
Maravai Intermediate Holdings, LLC 2020 Term Loan B	4.75% (1 Mo. LIBOR + 3.75%	)	10/19/2027		$6,699	$6,730,195
MED ParentCo LP 1st Lien Term Loan	4.343% (1 Mo. LIBOR + 4.25%	)	8/31/2026		27,006	27,030,935
MedAssets Software Intermediate Holdings, Inc. 2021 1st Lien Term Loan	4.50% (6 Mo. LIBOR + 3.75%	)	1/28/2028		11,696	11,686,045
MedRisk, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	5/10/2028		16,599	16,616,353
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	8.00% (3 Mo. LIBOR + 7.25%	)	2/16/2029		5,832	5,934,087
National Mentor Holdings, Inc. 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%	)	2/18/2028		10,406	10,431,459
National Mentor Holdings, Inc. 2021 Term Loan C	4.50% (3 Mo. LIBOR + 3.75%	)	2/18/2028		327	327,765
Navicure, Inc. 2019 Term Loan B	4.093% (1 Mo. LIBOR + 4.00%	)	10/22/2026		17,299	17,310,308
Neuraxpharm Holdco S.a.r.l EUR Term Loan B(c)	4.25% (1 Wk. EURIBOR + 4.25%	)	10/29/2027	EUR	3,377	4,141,467
Neuraxpharm Holdco S.a.r.l EUR Term Loan B2(c)	4.25% (1 Mo. EURIBOR + 4.25%	)	12/11/2027	EUR	1,951	2,392,286
NVA Holdings, Inc. 2020 Term Loan A5	2.625% (1 Mo. LIBOR + 2.50%	)	2/19/2025		$6,542	6,460,264	(g)
Organon & Co USD Term Loan	–	(h)	4/7/2028		24,275	24,279,301
Pacific Dental Services,LLC 2021 Term Loan	4.25% (1 Mo. LIBOR + 3.50%	)	4/20/2028		12,610	12,668,952
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.50% (3 Mo. LIBOR + 3.50%	) )	11/30/2027		16,709	16,761,250
Parexel International Corporation Term Loan B	2.843% (1 Mo. LIBOR + 2.75%	)	9/27/2024		12,015	11,935,078
Pearl Intermediate Parent LLC 2018 1st Lien Term Loan	2.843% (1 Mo. LIBOR + 2.75%	)	2/14/2025		11,621	11,504,955
PetVet Care Centers, LLC 2021 Term Loan B3	4.25% (1 Mo. LIBOR + 3.50%	)	2/14/2025		2,604	2,608,166
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.843% (1 Mo. LIBOR + 3.75%	)	11/16/2025		18,844	18,870,507
Revint Intermediate II, LLC 2020 Term Loan B	5.75% (1 Mo. LIBOR + 5.00%	)	10/15/2027		11,726	11,817,178
SCP Eye Care Services, LLC 2021 Delayed Draw Term Loan(i)	–	(h)	3/16/2028		1,493	1,496,416	(g)

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
SCP Eye Care Services, LLC 2021 Term Loan	5.25% (6 Mo. LIBOR + 4.50%	)	3/16/2028	$8,612	$8,633,137	(g)
Select Medical Corporation 2017 Term Loan B	2.37% (1 Mo. LIBOR + 2.25%	)	3/6/2025	23,468	23,354,315
Southern Veterinary Partners LLC Delayed Draw Term Loan(i)	4.00% (3 Mo. LIBOR + 4.00%	)	10/5/2027	1,642	1,647,816
Southern Veterinary Partners LLC Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	10/5/2027	11,872	11,916,795
Sunshine Luxembourg VII SARL 2021 Term Loan B3 (Luxembourg)(b)	4.50% (3 Mo. LIBOR + 3.75%	)	10/1/2026	10,591	10,639,177
Surgery Center Holdings, Inc. 2021 Term Loan	4.50% (3 Mo. LIBOR + 3.75%	)	8/31/2026	22,976	23,048,238
Team Health Holdings, Inc. 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 2.75%	)	2/6/2024	18,589	17,984,613
U.S. Renal Care, Inc. 2019 Term Loan B	5.125% (1 Mo. LIBOR + 5.00%	)	6/26/2026	21,623	21,550,846
Unified Physician Management, LLC 2020 Term Loan	5.00% (1 Mo. LIBOR + 4.25%	)	12/16/2027	7,983	8,023,109
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.593% (1 Mo. LIBOR + 5.50%	)	10/1/2025	23,808	23,519,681
WP CityMD Bidco LLC 2021 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	8/13/2026	18,894	18,979,147
Zelis Healthcare Corporation 2021 Term Loan	3.61% (1 Mo. LIBOR + 3.50%	)	9/30/2026	10,574	10,568,577
Total					811,363,852

Housing 1.35%
ACProducts, Inc. 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.25%	)	5/5/2028	26,993	26,950,014
Hamilton Holdco, LLC 2018 Term Loan B	2.21% (3 Mo. LIBOR + 2.00%	)	1/2/2027	7,408	7,365,896
LBM Acquisition LLC Delayed Draw Term Loan(i)	–	(h)	12/17/2027	3,252	3,250,958
LBM Acquisition LLC Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	12/17/2027	14,633	14,629,309
MI Windows and Doors, LLC 2020 Term Loan	4.50% (1 Mo. LIBOR + 3.75%	)	12/18/2027	9,730	9,767,404
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	2.593% (1 Mo. LIBOR + 2.50%	)	2/1/2027	13,805	13,724,815
SRS Distribution Inc. 2021 Term Loan B	–	(h)	6/4/2028	9,665	9,659,456
Total					85,347,852

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Information Technology 14.42%
Adevinta ASA USD Term Loan B (Norway)(b)	–(h)		4/20/2028		$11,727	$11,761,682
Apttus Corporation 2021 Term Loan	5.00% (3 Mo. LIBOR + 4.25%	)	4/27/2028		19,267	19,419,259
Arches Buyer Inc. 2021 Term Loan B	3.75% (1 Mo. LIBOR + 3.25%	)	12/6/2027		19,485	19,460,765
Atlas CC Acquisition Corp Term Loan B	–	(h)	4/28/2028		20,137	20,149,140
Atlas CC Acquisition Corp Term Loan C	–	(h)	4/28/2028		4,096	4,098,130
Banff Merger Sub Inc 2021 USD Term Loan	3.843% (1 Mo. LIBOR + 3.75%	)	10/2/2025		14,915	14,860,380
Barracuda Networks, Inc. 2020 2nd Lien Term Loan	7.50% (3 Mo. LIBOR + 6.75%	)	10/30/2028		$9,772	9,967,873
Castle US Holding Corporation USD Term Loan B	3.953% (3 Mo. LIBOR + 3.75%	)	1/29/2027		11,212	11,053,479
Cloudera, Inc. Term Loan B	3.25% (1 Mo. LIBOR + 2.50%	)	12/22/2027		14,591	14,593,788
Cologix, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	5/1/2028		12,136	12,172,730
Constant Contact Inc Term Loan	4.75% (3 Mo. LIBOR + 4.00%	)	2/10/2028		11,315	11,314,528	(g)
Constant Contact, Inc. Delayed Draw Term Loan(i)	4.50% (3 Mo. LIBOR + 4.50%	)	2/10/2028		3,040	3,039,724	(g)
Constant Contact, Inc. Second Lien Term Loan	8.25% (3 Mo. LIBOR + 7.50%	)	2/10/2029		8,000	7,920,000	(g)
Cornerstone OnDemand, Inc. 2021 Term Loan B	3.343% (1 Mo. LIBOR + 3.25%	)	4/22/2027		10,635	10,655,757
Cvent, Inc. 1st Lien Term Loan	3.843% (1 Mo. LIBOR + 3.75%	)	11/29/2024		15,196	14,803,360
Dawn Acquisition LLC Term Loan	3.953% (3 Mo. LIBOR + 3.75%	)	12/31/2025		8,240	7,557,028
Dedalus Finance GmbH EUR Term Loan B(c)	4.50% (3 Mo. EURIBOR + 4.50%	)	5/4/2027	EUR	7,769	9,521,653
Delta TopCo, Inc. 2020 2nd Lien Term Loan	8.00% (3 Mo. LIBOR + 7.25%	)	12/1/2028		$5,429	5,530,443
Delta TopCo, Inc. 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	12/1/2027		13,029	13,070,647
ECI Macola Max Holdings LLC 2020 Term Loan	4.50% (3 Mo. LIBOR + 3.75%	)	11/9/2027		14,620	14,666,121
Endure Digital Inc. Term Loan	4.25% (3 Mo. LIBOR + 3.50%	)	2/10/2028		21,897	21,796,431
Epicor Software Corporation 2020 2nd Lien Term Loan	8.75% (1 Mo. LIBOR + 7.75%	)	7/31/2028		3,888	4,010,423

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
Epicor Software Corporation 2020 Term Loan	4.00% (1 Mo. LIBOR + 3.25%	)	7/30/2027	$22,449	$22,462,873
ETA Australia Holdings III Pty Ltd Term Loan (Australia)(b)	4.093% (1 Mo. LIBOR + 4.00%	)	5/6/2026	11,406	11,338,193
Finastra USA, Inc. USD 1st Lien Term Loan	4.50% (6 Mo. LIBOR + 3.50%	)	6/13/2024	29,564	29,232,592
Flexential Intermediate Corporation 2017 1st Lien Term Loan	3.703% (3 Mo. LIBOR + 3.50%	)	8/1/2024	13,116	12,135,073
Go Daddy Operating Company, LLC 2021 Term Loan B4	2.093% (1 Mo. LIBOR + 2.00%	)	8/10/2027	2,401	2,394,202
Grab Holdings, Inc. Term Loan B	5.50% (6 Mo. LIBOR + 4.50%	)	1/29/2026	11,930	12,148,851
Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4	4.75% (1 Mo. LIBOR + 4.00%	)	12/1/2027	21,865	21,937,223
I-Logic Technologies Bidco Limited 2021 USD Term Loan B (United Kingdom)(b)	4.50% (3 Mo. LIBOR + 4.00%	)	2/16/2028	6,588	6,628,670
Imperva, Inc. 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	1/12/2026	18,021	18,120,489
Imprivata, Inc. Term Loan	4.25% (1 Mo. LIBOR + 3.75%	)	12/1/2027	12,697	12,733,260
Informatica LLC 2020 USD 2nd Lien Term Loan	7.125% (3 Mo. LIBOR + 7.125%	)	2/25/2025	7,339	7,517,444
Informatica LLC 2020 USD Term Loan B	3.343% (1 Mo. LIBOR + 3.25%	)	2/25/2027	11,345	11,294,483
Ingram Micro Inc. 2021 Term Loan B	–	(h)	3/31/2028	14,564	14,600,333
ION Trading Finance Limited 2021 USD Term Loan (Ireland)(b)	4.952% (3 Mo. LIBOR + 4.75%	)	4/1/2028	13,956	14,021,088
LogMeIn, Inc. Term Loan B	4.845% (1 Mo. LIBOR + 4.75%	)	8/31/2027	29,592	29,633,278
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	–	(h)	5/3/2028	30,151	30,248,884
Marcel LUX IV SARL 2020 USD Term Loan B (Luxembourg)(b)	4.75% (1 Mo. LIBOR + 4.00%	)	12/31/2027	1,528	1,529,416	(g)
NASCAR Holdings, Inc Term Loan B	2.843% (1 Mo. LIBOR + 2.75%	)	10/19/2026	16,364	16,349,458
Omnitracs, Inc. 2018 Term Loan B	2.843% (1 Mo. LIBOR + 2.75%	)	3/21/2025	2,909	2,907,496
Omnitracs, Inc. 2020 2nd Lien Term Loan	8.093% (1 Mo. LIBOR + 8.00%	)	9/29/2028	6,796	6,821,736
Optiv Security, Inc. 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%	)	2/1/2024	11,029	10,870,991
Perforce Software, Inc. 2020 Term Loan B	3.843% (1 Mo. LIBOR + 3.75%	)	7/1/2026	20,337	20,133,537

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Information Technology (continued)
Project Alpha Intermediate Holding, Inc. 2021 Term Loan B	4.10% (1 Mo. LIBOR + 4.00%	)	4/26/2024		$12,335	$12,365,670
Project Angel Holdings LLC 2018 1st Lien Term Loan	4.75% (1 Mo. LIBOR + 3.75%	)	5/30/2025		19,452	19,459,937
Project Boost Purchaser LLC 2019 Term Loan B	3.594% (1 Mo. LIBOR + 3.50%	)	6/1/2026		18,396	18,296,561
Rackspace Technology Global, Inc. 2021 Term Loan	3.50% (3 Mo. LIBOR + 2.75%	)	2/15/2028		11,461	11,421,597
RealPage, Inc 1st Lien Term Loan	3.75% (3 Mo. LIBOR + 3.25%	)	4/24/2028		21,600	21,600,093
Redstone Buyer LLC 2021 Delayed Draw Term Loan(i)	–	(h)	4/27/2028		3,307	3,286,185
Redstone Buyer LLC 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	4/27/2028		8,449	8,396,356
Renaissance Holding Corp. 2018 1st Lien Term Loan	3.343% (1 Mo. LIBOR + 3.25%	)	5/30/2025		23,992	23,795,014
Rocket Software, Inc. 2018 Term Loan	4.343% (1 Mo. LIBOR + 4.25%	)	11/28/2025		8,698	8,563,921
Rocket Software, Inc. 2021 USD Incremental Term Loan B	–	(h)	11/28/2025		14,975	14,731,650
Severin Acquisition, LLC 2018 Term Loan B	3.101% (1 Mo. LIBOR + 3.00%	)	8/1/2025		17,666	17,529,941
Sophia, L.P. 2020 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.75%	)	10/7/2027		13,647	13,699,189
SS&C European Holdings Sarl 2018 Term Loan B4 (Luxembourg)(b)	1.843% (1 Mo. LIBOR + 1.75%	)	4/16/2025		9,333	9,247,079
SS&C Technologies Inc. 2018 Term Loan B3	1.843% (1 Mo. LIBOR + 1.75%	)	4/16/2025		12,365	12,250,874
Storable, Inc Term Loan B	3.75% (3 Mo. LIBOR + 3.25%	)	4/17/2028		12,680	12,644,762
Surf Holdings, LLC USD Term Loan	3.676% (3 Mo. LIBOR + 3.50%	)	3/5/2027		25,097	24,979,342
team.blue Finco SARL EUR Delayed Draw Term Loan(c)(i)	–	(h)	3/27/2028	EUR	497	604,331
team.blue Finco SARL EUR Term Loan(c)	–	(h)	3/27/2028	EUR	10,185	12,386,250
Tibco Software Inc. 2020 Term Loan B3	3.85% (1 Mo. LIBOR + 3.75%	)	6/30/2026		$23,798	23,738,283
Uber Technologies, Inc. 2021 1st Lien Term Loan B	3.593% (1 Mo. LIBOR + 3.50%	)	4/4/2025		11,515	11,536,989
Ultimate Software Group ,Inc. (The) 2020 2nd Lien Incremental Term Loan	7.50% (3 Mo. LIBOR + 6.75%	)	5/3/2027		4,453	4,586,886
Ultimate Software Group ,Inc. (The) 2021 Incremental Term Loan	4.00% (3 Mo. LIBOR + 3.50%	)	5/4/2026		14,496	14,543,090
Ultimate Software Group, Inc. (The) Term Loan B	3.843% (1 Mo. LIBOR + 3.75%	)	5/4/2026		13,619	13,652,334

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
Veritas US Inc. 2021 USD Term Loan B	6.00% (3 Mo. LIBOR + 5.00%	)	9/1/2025	$13,278	$13,387,240
VS Buyer, LLC Term Loan B	3.093% (1 Mo. LIBOR + 3.00%	)	2/28/2027	7,618	7,596,868
Total					910,783,353

Land Transportation 0.76%
AIT Worldwide Logistics, Inc 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	3/31/2028	7,986	7,985,926
Genesee & Wyoming Inc. (New) Term Loan	2.203% (3 Mo. LIBOR + 2.00%	)	12/30/2026	7,674	7,650,839
Gruden Acquisition, Inc. 2nd Lien Term Loan	9.50% (3 Mo. LIBOR + 8.50%	)	8/18/2023	17,474	17,429,994	(g)
LaserShip, Inc. 2021 Term Loan	5.25% (3 Mo. LIBOR + 4.50%	)	4/30/2028	14,647	14,665,534
Total					47,732,293

Manufacturing 4.19%
Airxcel, Inc. 2018 1st Lien Term Loan	4.593% (1 Mo. LIBOR + 4.50%	)	4/28/2025	13,601	13,609,596
Array Technologies, Inc. Term Loan B	3.75% (3 Mo. LIBOR + 3.25%	)	10/14/2027	14,380	14,227,695
ASP Unifrax Holdings Inc Term Loan B	3.953% (3 Mo. LIBOR + 3.75%	)	12/12/2025	12,374	12,053,308
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan	5.25% (3 Mo. LIBOR + 4.25%	)	6/21/2024	14,892	14,590,536
Bright Bidco B.V. 2018 Term Loan B (Netherlands)(b)	–	(h)	6/30/2024	7,561	5,812,846
Columbus McKinnon Corporation 2021 Term Loan B	3.25% (3 Mo. LIBOR + 2.75%	)	5/13/2028	9,668	9,704,576
CommScope, Inc. 2019 Term Loan B	–	(h)	4/6/2026	5,000	4,990,625
Deliver Buyer, Inc. Term Loan B	5.203% (3 Mo. LIBOR + 5.00%	)	5/1/2024	15,182	15,229,427	(g)
Electrical Components International, Inc. 2018 1st Lien Term Loan	4.368% (2 Mo. LIBOR + 4.25%	)	6/26/2025	8,633	8,521,866
Electrical Components International, Inc. 2021 Term Loan B	–	(h)	6/26/2025	4,656	4,668,046	(g)
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	7.25% (3 Mo. LIBOR + 6.50%	)	5/4/2029	4,633	4,697,137	(g)
Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.00%	)	7/19/2024	10,634	10,646,867

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Manufacturing (continued)
GOGO Intermediate Holdings LLC Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	4/30/2028		$12,125	$12,092,632
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan	3.594% (1 Mo. LIBOR + 3.50%	)	9/6/2025		15,218	15,042,899
Outfront Media Capital LLC 2019 Term Loan B	1.843% (1 Mo. LIBOR + 1.75%	)	11/18/2026		5,444	5,355,569
Tecomet Inc. 2017 Repriced Term Loan	4.50% (3 Mo. LIBOR + 3.50%	)	5/1/2024		20,357	20,181,981
Tiger Acquisition, LLC 2021 Term Loan	–	(h)	5/24/2028		14,493	14,477,855
UTEX Industries Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%	)	12/3/2025		2,796	2,816,798
UTEX Industries Inc. 2020 Second Out Term Loan	5.25% (1 Mo. LIBOR + 5.25%	)	12/3/2025		1,787	1,742,438
Vertical Midco GmbH USD Term Loan B (Germany)(b)	4.478% (6 Mo. LIBOR + 4.25%	)	7/30/2027		24,157	24,279,773
Vertiv Group Corporation 2021 Term Loan B	2.86% (1 Mo. LIBOR + 2.75%	)	3/2/2027		18,713	18,667,663
Watlow Electric Manufacturing Company Term Loan B	4.50% (3 Mo. LIBOR + 4.00%	)	3/2/2028		10,104	10,139,406
Yak Access, LLC 2018 1st Lien Term Loan B	5.093% (1 Mo. LIBOR + 5.00%	)	7/11/2025		22,883	21,090,468
Total						264,640,007

Media/Telecommunications 0.44%
Nexstar Broadcasting, Inc. 2019 Term Loan B4	2.61% (1 Mo. LIBOR + 2.50%	)	9/18/2026		27,976	27,933,325

Metals/Minerals 0.14%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	9.00% (3 Mo. LIBOR + 7.00%	)	6/14/2024		10,688	8,991,116

Retail 4.65%
Academy, Ltd. 2021 Term Loan	4.50% (3 Mo. LIBOR + 3.75%	)	11/5/2027		10,991	11,064,803
Amer Sports Oyj EUR Term Loan B(c)	4.50% (3 Mo. EURIBOR + 4.50%	)	3/30/2026	EUR	14,456	17,634,522
Anastasia Parent, LLC 2018 Term Loan B	3.953% (3 Mo. LIBOR + 3.75%	)	8/11/2025		$24,006	17,421,357
BDF Acquisition Corp. 1st Lien Term Loan	6.25% (1 Mo. LIBOR + 5.25%	)	8/14/2023		18,006	18,006,004	(g)
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(b)	–	(h)	4/27/2028		15,832	15,849,749

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Retail (continued)
Burlington Coat Factory Warehouse Corp. 2017 Term Loan B5	1.85% (1 Mo. LIBOR + 1.75%	)	11/17/2024		$9,772	$9,705,024
Canada Goose Inc. 2021 Term Loan (Canada)(b)	3.694% (3 Mo. LIBOR + 3.50%	)	10/7/2027		11,669	11,732,689
Chinos Intermediate Holdings A, Inc. Exit Term Loan	11.00% (3 Mo. LIBOR + 10.00%	)	9/10/2027		3,520	3,815,114
Evergreen Acqco 1 LP 2021 USD Term Loan	6.50% (3 Mo. LIBOR + 5.75%	)	4/21/2028		9,700	9,788,752
Foundation Building Materials Holding Company LLC 2021 Term Loan	3.75% (3 Mo. LIBOR + 3.25%	)	2/3/2028		10,968	10,914,581
Great Outdoors Group, LLC 2021 Term Loan B	5.00% (6 Mo. LIBOR + 4.25%	)	3/6/2028		13,693	13,818,253
Harbor Freight Tools USA, Inc. 2020 Term Loan B	3.75% (1 Mo. LIBOR + 3.00%	)	10/19/2027		24,762	24,843,502
Michaels Companies, Inc. 2021 Term Loan B	5.00% (3 Mo. LIBOR + 4.25%	)	4/15/2028		14,580	14,633,905
Petco Health and Wellness Company, Inc. 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%	)	3/3/2028		24,311	24,349,997
PetSmart, Inc. 2021 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	2/12/2028		23,753	23,871,687
Rent-A-Center, Inc. 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.00%	)	2/17/2028		12,001	12,100,664
Rising Tide Holdings, Inc. Term Loan	–	(h)	5/26/2028		11,009	10,981,847	(g)
Torrid LLC 2021 Term Loan B	–	(h)	5/21/2028		17,944	17,854,002	(g)
Tory Burch LLC Term Loan B	4.00% (1 Mo. LIBOR + 3.50%	)	4/14/2028		15,527	15,536,879
Winterfell Financing Sarl EUR Term Loan B(c)	3.50% (3 Mo. EURIBOR + 3.50%	)	5/4/2028	EUR	7,777	9,447,262
Total						293,370,593

Service 6.44%
Aegion Corporation Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	5/17/2028		$12,136	12,212,177	(g)
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	–	(h)	5/12/2028		8,305	8,334,309
APX Group, Inc. 2020 Term Loan	5.093% - 7.25% (Prime Rate + 4.00% (1 Mo. LIBOR + 5.00%	) )	12/31/2025		4,853	4,894,947
AVSC Holding Corp. 2018 2nd Lien Term Loan	8.25% (6 Mo. LIBOR + 7.25%	)	9/1/2025		5,525	3,978,136	(g)
Blackhawk Network Holdings, Inc. 2018 2nd Lien Term Loan	7.125% (1 Mo. LIBOR + 7.00%	)	6/15/2026		6,366	6,350,218

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
Brown Group Holding, LLC Term Loan B	–	(h)	4/27/2028	$6,529	$6,528,597
CMI Marketing, Inc. 2021 Term Loan B	4.951% (3 Mo. LIBOR + 4.75%	)	3/23/2028	16,488	16,456,798
DTI Holdco, Inc. 2018 Term Loan B	–	(h)	9/30/2023	12,116	11,718,287
EagleView Technology Corporation 2018 Add On Term Loan B	3.635% (3 Mo. LIBOR + 3.50%	)	8/14/2025	21,563	21,248,121
Edelman Financial Center, LLC 2018 2nd Lien Term Loan	6.841% (1 Mo. LIBOR + 6.75%	)	7/20/2026	2,915	2,934,564
Emerald TopCo Inc Term Loan	3.593% (1 Mo. LIBOR + 3.50%	)	7/24/2026	18,420	18,344,842
Employbridge LLC Term Loan B	5.50% (3 Mo. LIBOR + 4.50%	)	4/18/2025	13,741	13,781,334
Guidehouse LLP 2018 Term Loan	4.094% (1 Mo. LIBOR + 4.00%	)	5/1/2025	10,688	10,707,828
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	2/21/2025	28,607	28,238,385
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%	)	3/13/2025	16,511	16,268,155
Liftoff Mobile Inc Term Loan	4.25% (3 Mo. LIBOR + 3.50%	)	3/17/2028	17,366	17,365,672
Magnite Inc Term Loan	5.75% (3 Mo. LIBOR + 5.00%	)	4/1/2028	11,847	11,817,550
MHI Holdings, LLC Term Loan B	5.093% (1 Mo. LIBOR + 5.00%	)	9/21/2026	20,318	20,415,580
Pathway Vet Alliance LLC 2021 Term Loan	3.843% (1 Mo. LIBOR + 3.75%	)	3/31/2027	17,609	17,563,948
Press Ganey Holdings, Inc. 2021 Term Loan B	–	(h)	7/24/2026	2,908	2,916,293
Priority Payment Systems Holdings, LLC 2021 Delayed Draw Term Loan(i)	–	(h)	4/15/2027	6,436	6,343,906
Priority Payment Systems Holdings, LLC 2021 Term Loan	6.75% (3 Mo. LIBOR + 5.75%	)	4/15/2027	6,658	6,562,662
Renaissance Holding Corp. 2018 2nd Lien Term Loan	7.093% (1 Mo. LIBOR + 7.00%	)	5/29/2026	6,000	6,018,750
Resideo Funding, Inc. 2021 Term Loan	2.75% (1 Mo. LIBOR + 2.25% (3 Mo. LIBOR + 2.25%	) )	2/8/2028	6,127	6,134,803
Sedgwick Claims Management Services, Inc. 2018 Term Loan B	3.343% (1 Mo. LIBOR + 3.25%	)	12/31/2025	19,072	18,884,709
Service Logic Acquisition, Inc Delayed Draw Term Loan(i)	2.00% (3 Mo. LIBOR + 2.00%	)	10/29/2027	1,925	1,938,462

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
Service Logic Acquisition, Inc Term Loan	4.75% (2 Mo. LIBOR + 4.00% (3 Mo. LIBOR + 4.00%	) )	10/29/2027	$7,847	$7,900,701
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.453% (3 Mo. LIBOR + 4.25%	)	7/30/2025	18,721	18,137,848
Therma Intermediate LLC 2020 Delayed Draw Term Loan(i)	2.00% (3 Mo. LIBOR + 2.00%	)	12/16/2027	2,344	2,348,855
Therma Intermediate LLC 2020 Term Loan	4.75% (1 Mo. LIBOR + 4.00%	)	12/16/2027	12,161	12,183,518
TNT Crane & Rigging, Inc. Exit Takeback PIK Term Loan	12.00% (3 Mo. LIBOR + 11.00%	)	4/16/2025	4,493	4,357,956
United PF Holdings, LLC 2019 2nd Lien Term Loan	8.703% (3 Mo. LIBOR + 8.50%	)	12/30/2027	4,000	3,640,000	(g)
Verifone Systems, Inc. 2018 1st Lien Term Loan	4.147% (3 Mo. LIBOR + 4.00%	)	8/20/2025	19,662	19,429,605
Verscend Holding Corp. 2021 Term Loan B	4.093% (1 Mo. LIBOR + 4.00%	)	8/27/2025	18,299	18,346,505
Weld North Education, LLC 2020 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%	)	12/21/2027	10,183	10,200,435
WEX Inc. 2021 Term Loan	2.343% (1 Mo. LIBOR + 2.25%	)	3/31/2028	12,144	12,113,497
Total					406,617,953

Shipping 0.36%
Kenan Advantage Group, Inc. 2021 Term Loan B1	4.50% (1 Mo. LIBOR + 3.75%	)	3/24/2026	12,113	12,150,943
Kestrel Bidco Inc. Term Loan B (Canada)(b)	4.00% (6 Mo. LIBOR + 3.00%	)	12/11/2026	11,191	10,891,497
Total					23,042,440

Telecommunications 2.66%
Altice Financing SA USD 2017 1st Lien Term Loan (Luxembourg)(b)	2.953% (3 Mo. LIBOR + 2.75%	)	1/31/2026	9,310	9,189,816
Altice France S.A. 2018 Term Loan B13 (France)(b)	4.155% (3 Mo. LIBOR + 4.00%	)	8/14/2026	23,252	23,284,204
Avis Budget Car Rental, LLC 2020 Term Loan B	2.35% (1 Mo. LIBOR + 2.25%	)	8/6/2027	13,870	13,631,719
Cablevision Lightpath LLC Term Loan B	3.75% (1 Mo. LIBOR +3.25%	)	11/30/2027	5,010	5,024,642
CenturyLink, Inc. 2020 Term Loan B	2.343% (1 Mo. LIBOR +2.25%	)	3/15/2027	30,473	30,252,472
Colorado Buyer Inc 2nd Lien Term Loan	8.25% (3 Mo. LIBOR + 7.25%	)	5/1/2025	13,656	13,562,397

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
Consolidated Communications, Inc. 2021 Term Loan B	4.25% (1 Mo. LIBOR + 3.50%	)	10/2/2027	$14,547	$14,583,777
Cyxtera DC Holdings, Inc. Term Loan B	4.00% (6 Mo. LIBOR + 3.00%	)	5/1/2024	13,601	13,213,531
Frontier Communications Corp. 2021 DIP Term Loan B	4.50% (3 Mo. LIBOR + 3.75%	)	5/1/2028	9,274	9,280,639
Northwest Fiber, LLC 2021 Term Loan	3.848% (1 Mo. LIBOR + 3.75%	)	4/30/2027	7,677	7,689,578
RVR Dealership Holdings, LLC Term Loan B	4.75% (3 Mo. LIBOR + 4.00%	)	2/8/2028	14,598	14,643,756	(g)
Zayo Group Holdings, Inc. USD Term Loan	3.093% (1 Mo. LIBOR + 3.00%	)	3/9/2027	13,739	13,657,331
Total					168,013,862

Utility 1.93%
Astoria Energy LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%	)	12/10/2027	3,707	3,715,909
Brookfield WEC Holdings, Inc. 2021 Term Loan	3.25% (1 Mo. LIBOR + 2.75%	)	8/1/2025	5,825	5,795,237
Calpine Construction Finance Company, L.P. 2017 Term Loan B	2.093% (1 Mo. LIBOR + 2.00%	)	1/15/2025	16,533	16,396,877
Calpine Corp. 2019 Term Loan B10	2.093% (1 Mo. LIBOR + 2.00%	)	8/12/2026	8,768	8,671,094
EFS Cogen Holdings I LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%	)	10/1/2027	16,462	16,455,218
ExGen Renewables IV, LLC 2020 Term Loan	3.75% (3 Mo. LIBOR + 2.75%	)	12/15/2027	11,570	11,602,894
Frontera Generation Holdings LLC 2018 Term Loan B	4.44% (3 Mo. LIBOR + 4.25%	)	5/2/2025	30,682	1,866,518
Frontera Generation Holdings LLC 2021 DIP Term Loan	14.00% (1 Mo. LIBOR + 13.00%	)	11/5/2021	2,973	3,062,189	(g)
Helix Gen Funding, LLC Term Loan B	4.75% (1 Mo. LIBOR + 3.75%	)	6/3/2024	17,066	16,549,750
Pacific Gas & Electric Co. 2020 Term Loan	3.50% (3 Mo. LIBOR + 3.00%	)	6/23/2025	13,372	13,292,391
USIC Holdings, Inc. 2021 2nd Lien Term Loan	–	(h)	5/7/2029	6,540	6,654,031	(g)
USIC Holdings, Inc. 2021 Term Loan	4.25% (3 Mo. LIBOR + 3.50%	)	5/6/2028	17,637	17,637,227
Total					121,699,335

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Dividend Rate		Maturity Date	Shares (000)	Fair Value
Wireless Communications 0.34%
Radiate Holdco, LLC 2020 Term Loan	4.25% (1 Mo. LIBOR + 3.50%	)	9/25/2026	7,773	$7,795,194
SBA Senior Finance II LLC 2018 Term Loan B	1.85% (1 Mo. LIBOR + 1.75%	)	4/11/2025	6,219	6,186,905
Windstream Services, LLC 2020 Exit Term Loan B	7.25% (1 Mo. LIBOR + 6.25%	)	9/21/2027	7,767	7,802,699
Total					21,784,798
Total Floating Rate Loans (cost $5,147,842,182)					5,158,245,751

PREFERRED STOCKS 0.40%

Shipping
ACBL Holdings Corp. Series A	Zero Coupon			354	9,742,425	(e)
ACBL Holdings Corp. Series B	Zero Coupon			445	15,343,979	(e)
Total Preferred Stocks (cost $19,975,575)					25,086,404

	Exercise Price		Expiration Date
WARRANTS 0.00%

MANUFACTURING 0.00%
UTEX Industries, Inc.*	$114.76		12/3/2025	57	86,010	(e)

SERVICE 0.00%
TNT Crane & Rigging, Inc.*	4.00		10/16/2025	13	31,627	(e)
Total Warrants (cost $136,614)					117,637
Total Long-Term Investments (cost $6,053,297,051)					6,104,665,628

				Principal Amount (000)
SHORT-TERM INVESTMENTS 8.44%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $402,289,000 of U.S. Treasury Note at 2.125% due 7/31/2024; $50,000,000 of U.S. Treasury Note at 1.5% due 10/31/2024; $7,641,700 of U.S. Treasury Note at 1.5% due 10/30/2024; $50,000,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 10/15/2024; value: $543,517,082; proceeds: $532,859,842 (cost $532,859,842)				$532,860	532,859,842
Total Investments in Securities 105.10% (cost $6,586,156,893)					6,637,525,470
Less Unfunded Loan Commitments (0.44)% (cost $27,850,768)(l)					(27,881,545)

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Investments	Fair Value
Net Investments 104.66% (cost $6,558,306,125)	$6,609,643,925
Liabilities in Excess of Cash and Other Assets(m) (4.66%)	(294,283,241)
Net Assets 100.00%	$6,315,360,684

EUR	Euro.
GBP	British Pound.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2021, the total value of Rule 144A securities was $725,187,893, which represents 11.48% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2021.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2021.
(g)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate to be determined.
(i)	Security partially/fully unfunded. See Note (2(o)).
(j)	Defaulted (non-income producing security).
(k)	Amount is less than $1,000.
(l)	See Note (2(o)).
(m)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on swaps, forward foreign currency exchange contracts, futures contracts as follows:

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Centrally Cleared Interest Rate Swap Contracts at May 31, 2021:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Credit Suisse(1)	.6108%	3-Month USD LIBOR Index	2/15/2028	$8,594,000	$8,917,023	$323,023
Credit Suisse(1)	.6764%	3-Month USD LIBOR Index	9/15/2029	11,566,000	12,228,548	662,548
Credit Suisse(1)	.619%	3-Month USD LIBOR Index	2/15/2028	10,017,000	10,388,119	371,119
Credit Suisse(1)	.1835%	3-Month USD MFEDL Index	10/21/2025	32,990	33,566	576
Credit Suisse(1)	.0493%	3-Month USD SOFR Index	10/21/2022	345,082	345,094	12
Credit Suisse(2)	.0511%	3-Month USD MFEDL Index	10/21/2022	345,082	345,291	209
Total						$1,357,487

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Credit Suisse(1)	.451%	3-Month USD LIBOR Index	5/15/2023	$20,744,000	$20,649,507	$(94,493)
Credit Suisse(1)	.4578%	3-Month USD LIBOR Index	8/1/2022	8,900,000	8,868,382	(31,618)
Credit Suisse(1)	.4781%	3-Month USD LIBOR Index	2/1/2024	9,800,000	9,762,937	(37,063)
Credit Suisse(1)	.0493%	3-Month USD LIBOR Index	9/15/2024	21,286,000	21,278,779	(7,221)
Credit Suisse(1)	.1731%	3-Month USD SOFR Index	10/21/2025	32,990	32,440	(550)
Total						$(170,945)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Central clearinghouse: London Clearing House (LCH).

Open Total Return Swaps Contracts at May 31, 2021:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	237,758	Long	06/20/2021	$42,000,000	$43,305,690	$1,305,690
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	167,131	Long	06/21/2021	30,000,000	30,441,504	441,504
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	79,846	Long	06/21/2021	14,500,000	14,543,249	43,249
Morgan Stanley	IBXXLL	3 Mo. LIBOR + .00%	478,059	Long	06/21/2021	86,767,622	87,074,376	306,754
Total						$173,267,622	$175,364,819	$2,097,197

*	iBOXX Leverage Loan Index.

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

Open Forward Foreign Currency Exchange Contracts at May 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Standard Chartered Bank	6/4/2021	1,502,000	$1,792,890	$1,836,789	$43,899
Euro	Buy	State Street Bank and Trust	6/4/2021	3,731,000	4,550,729	4,562,623	11,894
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$55,793

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	State Street Bank and Trust	6/8/2021	16,951,000	$23,553,112	$24,082,298	$(529,186)
Euro	Sell	Bank of America	6/4/2021	61,737,000	74,795,610	75,497,892	(702,282)
Euro	Sell	Morgan Stanley	6/4/2021	3,368,000	4,039,488	4,118,712	(79,224)
Euro	Sell	Morgan Stanley	6/4/2021	1,588,000	1,919,891	1,941,958	(22,067)
Euro	Sell	State Street Bank and Trust	6/4/2021	7,733,000	9,410,599	9,456,650	(46,051)
Euro	Sell	Toronto Dominion Bank	6/4/2021	4,272,000	5,200,478	5,224,209	(23,731)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,402,541)

Open Futures Contracts at May 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	September 2021	540	Short	$(78,324,883)	$(78,274,687)	$50,196
U.S. 5-Year Treasury Note	September 2021	3,481	Short	(431,129,787)	(431,127,291)	2,496
Total Unrealized Appreciation on Open Futures Contracts						$52,692

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$18,026,497	$–	$18,026,497
Common Stocks
Manufacturing	–	12,496,470	–	12,496,470
Service	–	8,592,691	–	8,592,691
Shipping	–	–	1,904,200	1,904,200
Specialty Retail	–	26,648,465	–	26,648,465
Other	8,985,171	–	–	8,985,171
Convertible Bonds	–	67,202,005	–	67,202,005
Corporate Bonds
Metals/Minerals	–	53,825,980	5	53,825,985
Other	–	689,446,474	–	689,446,474
Exchange-Traded Fund	34,087,878	–	–	34,087,878
Floating Rate Loans
Chemicals	–	102,170,265	15,284,790	117455055
Energy	–	145,971,298	41,325,126	187,296,424
Financial	–	241,533,016	11,524,531	253,057,547
Food/Tobacco	–	171,558,830	6,086,197	177,645,027
Forest Products	–	14,476,190	8,284,113	22,760,303
Gaming/Leisure	–	322,904,062	9,751,257	332,655,319
Healthcare	–	794,774,035	16,589,817	811,363,852
Information Technology	–	886,979,685	23,803,668	910,783,353
Manufacturing	–	240,045,397	24,594,610	264,640,007
Media/Telecommunications	–	567,848,040	21,878,278	589,726,318
Retail	–	246,528,740	46,841,853	293,370,593
Service	–	386,787,640	19,830,313	406,617,953
Transportation	–	211,826,441	27,190,647	239,017,088
Utility	–	111,983,115	9,716,220	121,699,335
Remaining Industries	–	430,157,577	–	430,157,577
Less Unfunded Commitments	–	(23,345,405)	(4,536,140)	(27,881,545)
Preferred Stocks	–	–	25,086,404	25,086,404
Warrants	–	–	117,637	117,637
Short-Term Investments
Repurchase Agreements	–	532,859,842	–	532,859,842
Total	$43,073,049	$6,261,297,350	$305,273,526	$6,609,643,925

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Interest Rate Swaps Contracts
Assets	$–	$1,357,487	$–	$1,357,487
Liabilities	–	(170,945)	–	(170,945)
Forward Foreign Currency Exchange Contracts
Assets	–	55,793	–	55,793
Liabilities	–	(1,402,541)	–	(1,402,541)
Futures Contracts
Assets	52,692	–	–	52,692
Liabilities	–	–	–	–
Total Return Swaps Contracts
Assets	–	2,097,197	–	2,097,197
Liabilities	–	–	–	–
Total	$52,692	$1,936,991	$–	$1,989,683

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loans	Preferred Stocks	Warrants
Balance as of December 1, 2020	$7,790,465	$1,963,955	$5	$227,870,190	$25,086,404	$31,628
Accrued Discounts (Premiums)	–	–	–	299,851	–	–
Realized Gain (Loss)	–	(7,469,305)	–	262,840	–	–
Change in Unrealized Appreciation (Depreciation)	–	7,409,550	–	6,676,849	–	–
Purchases	–	–	–	169,672,221	–	86,009
Sales	–	–	–	(65,018,054)	–	–
Transfers into Level 3	–	–	–	109,608,636	–	–
Transfers out of Level 3	(7,790,465)	–	–	(171,207,253)	–	–
Balance as of May 31, 2021	$–	$1,904,200	$5	$278,165,280	$25,086,404	$117,637
Change in unrealized appreciation/ depreciation for the period ended May 31, 2021, related to Level 3 investments held at May 31, 2021	$–	$–	$–	$6,801,774	$–	$–

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.37%

ASSET-BACKED SECURITIES 0.56%

Other
Bain Capital Credit CLO Ltd. 2021-2A D†(a)	Zero Coupon	#(b)	7/16/2034	$8,750	$8,750,000
CIFC Funding III Ltd. 2021-3A D†(a)	Zero Coupon	#(b)	7/15/2036	13,650	13,650,000
OCP CLO Ltd. 2021-21A D†(a)	Zero Coupon	#(b)	7/20/2034	13,000	13,000,000
Palmer Square CLO Ltd. 2021-2A D†	Zero Coupon	#(b)	7/15/2034	7,000	7,000,000
Total Asset-Backed Securities (cost $42,400,000)					42,400,000
				Shares (000)
COMMON STOCKS 1.82%

Banking 0.21%
Signature Bank				33	8,283,458
SVB Financial Group*				13	7,747,191
Total					16,030,649

Diversified Capital Goods 0.03%
UTEX Industries, Inc.				49	2,067,198

Energy: Exploration & Production 0.22%
Centennial Resource Development, Inc. Class A*(c)				1,615	8,541,287
Range Resources Corp.*				563	7,639,433
Total					16,180,720

Gaming 0.10%
Monarch Casino & Resort, Inc.*				107	7,619,393

Investments & Miscellaneous Financial Services 0.00%
Penson Technologies Class A Units				4,881	48,812	(d)

Life Insurance 0.11%
Trupanion, Inc.*				91	8,175,624

Machinery 0.10%
Lindsay Corp.				44	7,279,774
TNT Crane & Rigging, Inc.				15	241,215
Total					7,520,989

Media: Content 0.17%
ROBLOX Corp. Class A*				135	12,692,238

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments			Shares (000)		Fair Value
Medical Products 0.10%
Shockwave Medical, Inc.*				43	$7,715,911

Metals/Mining (Excluding Steel) 0.11%
Turquoise Hill Resources Ltd. (Canada)*(e)				460	8,216,718

Personal & Household Products 0.09%
Britax Child Safety, Inc.				2	–	(d)(f)
Gibson Brands, Inc.				57	6,669,418	(g)
Revlon, Inc. Class A				702	176,725
Total					6,846,143

Specialty Retail 0.35%
Carter’s, Inc.				78	8,001,711
Chinos Intermediate				56	379,661
Chinos Intermediate				48	821,120
Claires Holdings LLC				7	1,832,995
Sally Beauty Holdings, Inc.*				368	8,017,661
Wayfair, Inc. Class A*				23	7,095,481
Total					26,148,629

Support: Services 0.10%
Allfunds Group plc*(h)			EUR	453	7,598,835

Technology Hardware & Equipment 0.11%
Brooks Automation, Inc.				79	8,029,072

Transportation: Infrastructure/Services 0.02%
ACBL Holdings Corp.				22	444,540	(g)
Chassix Holdings, Inc.				160	1,196,970
Total					1,641,510
Total Common Stocks (cost $135,640,773)					136,532,441

	Interest Rate	Maturity Date		Principal Amount (000)
CONVERTIBLE BONDS 1.04%

Advertising 0.11%
Snap, Inc.	0.75%	8/1/2026		$2,861	7,919,606

Air Transportation 0.26%
American Airlines Group, Inc.	6.50%	7/1/2025		4,631	8,034,785
JetBlue Airways Corp.†	0.50%	4/1/2026		10,448	11,435,336
Total					19,470,121

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automakers 0.10%
Tesla, Inc.	2.00%		5/15/2024	$777	$7,810,792

Investments & Miscellaneous Financial Services 0.10%
WisdomTree Investments, Inc.†	4.25%		6/15/2023	6,084	7,783,870

Media: Content 0.10%
World Wrestling Entertainment, Inc.	3.375%		12/15/2023	3,176	7,338,545

Medical Products 0.10%
Glaukos Corp.†	2.75%		6/15/2027	4,840	7,399,392

Software/Services 0.10%
Tyler Technologies, Inc.†	0.25%		3/15/2026	7,304	7,545,032

Specialty Retail 0.11%
Dick’s Sporting Goods, Inc.	3.25%		4/15/2025	2,853	8,216,640

Theaters & Entertainment 0.06%
Eventbrite, Inc.†	5.00%		12/1/2025	2,582	4,735,289
Total Convertible Bonds (cost $74,713,464)					78,219,287

FLOATING RATE LOANS(i) 8.44%

Aerospace/Defense 0.24%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(e)	8.50% (1 Mo. LIBOR + 6.50%	)	3/6/2024	3,857	3,849,624
Alloy Finco Limited USD Holdco Term Loan
PIK 13.50% (Jersey)(e)	0.50%		3/6/2025	6,248	5,225,118
WP CPP Holdings, LLC 2018 Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	4/30/2025	8,925	8,705,911
Total					17,780,653

Air Transportation 0.21%
JetBlue Airways Corporation Term Loan	6.25% (3 Mo. LIBOR + 5.25%	)	6/17/2024	7,926	8,118,246
SkyMiles IP Ltd. 2020 Skymiles Term Loan B	4.75% (3 Mo. LIBOR + 3.75%	)	10/20/2027	7,302	7,664,617
Total					15,782,863

Automakers 0.11%
American Trailer World Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	3/3/2028	8,522	8,524,360

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banking 0.12%
ION Trading Finance Limited 2021 USD Term Loan (Ireland)(e)	4.952% (3 Mo. LIBOR + 4.75%	)	4/1/2028	$8,755	$8,796,022

Beverages 0.26%
City Brewing Company, LLC Closing Date Term Loan	4.25% (3 Mo. LIBOR + 3.50%	)	4/5/2028	7,446	7,464,349
Miller’s Ale House, Inc. 2018 Term Loan	4.851% (1 Mo. LIBOR + 4.75%	)	5/30/2025	12,703	12,150,641
Total					19,614,990

Building & Construction 0.21%
Aegion Corporation Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	5/17/2028	7,621	7,668,948	(j)
USIC Holdings, Inc. 2021 2nd Lien Term Loan	–	(k)	5/7/2029	7,760	7,895,704	(j)
Total					15,564,652

Building Materials 0.15%
Associated Asphalt Partners, LLC 2017 Term Loan B	6.25% (1 Mo. LIBOR + 5.25%	)	4/5/2024	12,031	11,429,789

Chemicals 0.18%
ASP Unifrax Holdings Inc Term Loan B	3.953% (3 Mo. LIBOR + 3.75%	)	12/12/2025	13,535	13,183,575

Discount Stores 0.24%
Torrid LLC 2021 Term Loan B	–	(k)	5/21/2028	8,123	8,081,917	(j)
Tory Burch LLC Term Loan B	4.00% (1 Mo. LIBOR + 3.50%)		4/14/2028	9,747	9,753,401
Total					17,835,318

Diversified Capital Goods 0.13%
Robertshaw US Holding Corp 2018 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.50%	)	2/28/2025	9,510	9,177,354
UTEX Industries Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%	)	12/3/2025	501	504,878
UTEX Industries Inc. 2020 Second Out Term Loan PIK 5.75%	5.25% (1 Mo. LIBOR + 5.25%	)	12/3/2025	320	312,312
Total					9,994,544

Electric: Generation 0.03%
Frontera Generation Holdings LLC 2018 Term Loan B	4.44% (3 Mo. LIBOR + 4.25%	)	5/2/2025	12,821	779,994
Frontera Generation Holdings LLC 2021 DIP Term Loan	14.00% (1 Mo. LIBOR + 13.00%	)	11/5/2021	1,242	1,279,649	(j)
Total					2,059,643

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.23%
Atlas CC Acquisition Corp Term Loan B	–	(k)	4/28/2028	$8,877	$8,882,380
Electrical Components International, Inc. 2018 1st Lien Term Loan	4.368% (2 Mo. LIBOR + 4.25%	)	6/26/2025	8,340	8,232,127
Total					17,114,507

Gaming 0.45%
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00% (3 Mo. LIBOR + 9.00%	)	12/23/2025	476	521,619
Spectacle Gary Holdings LLC Term Loan B	11.00% (3 Mo. LIBOR + 9.00%	)	12/23/2025	6,574	7,198,346
The Enterprise Development Authority Term Loan B	5.00% (1 Mo. LIBOR + 4.25%	)	2/18/2028	12,242	12,280,632	(j)
TopGolf International, Inc. Term Loan B	7.00% (3 Mo. LIBOR + 6.25%	)	2/8/2026	13,597	13,866,417
Total					33,867,014

Gas Distribution 0.28%
BCP Raptor II, LLC 1st Lien Term Loan	4.843% (1 Mo. LIBOR + 4.75%	)	11/3/2025	11,133	10,935,872
Brazos Delaware II, LLC Term Loan B	4.097% (1 Mo. LIBOR + 4.00%	)	5/21/2025	10,572	10,330,778
Total					21,266,650

Health Facilities 0.32%
Pearl Intermediate Parent LLC 2018 1st Lien Term Loan	2.843% (1 Mo. LIBOR + 2.75%	)	2/14/2025	11,066	10,955,307
Pearl Intermediate Parent LLC 2018 Incremental Term Loan	3.359% (1 Mo. LIBOR + 3.25%	)	2/14/2025	1,843	1,837,146
Unified Physician Management, LLC 2020 Term Loan	5.00% (1 Mo. LIBOR + 4.25%	)	12/16/2027	11,036	11,091,347
Total					23,883,800

Health Services 0.32%
PetVet Care Centers, LLC 2021 Term Loan B3	4.25% (1 Mo. LIBOR + 3.50%	)	2/14/2025	2,893	2,897,092
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.593% (1 Mo. LIBOR + 5.50%	)	10/1/2025	21,415	21,155,557
Total					24,052,649

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Hotels 0.16%
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(e)	3.75% (1 Mo. LIBOR + 2.75%	)	4/29/2024	$12,791	$12,289,084

Investments & Miscellaneous Financial Services 0.18%
Edelman Financial Center, LLC 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	4/7/2028	13,180	13,215,930

Machinery 0.11%
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan	3.594% (1 Mo. LIBOR + 3.50%	)	9/6/2025	8,637	8,537,183

Media: Content 0.12%
ECL Entertainment, LLC Term Loan	8.25% (3 Mo. LIBOR + 7.50%	)	3/31/2028	8,531	8,733,508	(j)

Medical Products 0.11%
Insulet Corporation Term Loan B	3.75% (3 Mo. LIBOR + 3.25%	)	5/4/2028	8,428	8,452,411

Metals/Mining (Excluding Steel) 0.17%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	9.00% (3 Mo. LIBOR + 7.00%	)	6/14/2024	15,316	12,884,245

Oil Field Equipment & Services 0.14%
Ulterra Drilling Technologies, LP Term Loan B	5.343% (1 Mo. LIBOR + 5.25%	)	11/26/2025	11,775	10,303,041

Personal & Household Products 0.37%
Anastasia Parent, LLC 2018 Term Loan B	3.953% (3 Mo. LIBOR + 3.75%	)	8/11/2025	16,155	11,723,960
Britax Child Safety, Inc. Junior PIK Term Loan PIK 12.00%	–	(k)	3/31/2025	1,276	1,148,091	(j)
FGI Operating Company, LLC Exit Term Loan	12.00% (3 Mo. LIBOR + 10.00%	)	5/16/2022	765	95,974	(j)
Revlon Consumer Products Corporation 2020 Term Loan B2	3.676% (3 Mo. LIBOR + 3.50%	)	6/30/2025	9,968	7,501,220
TGP Holdings III, LLC 2nd Lien Term Loan	9.50% (3 Mo. LIBOR + 8.50%	)	9/25/2025	7,626	7,573,571
Total					28,042,816

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.14%
Claros Mortgage Trust, Inc. Term Loan B	6.00% (1 Mo. LIBOR + 5.00%	)	8/9/2026	$10,128	$10,190,870	(j)

Recreation & Travel 0.31%
Equinox Holdings, Inc. 2017 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.00%	)	3/8/2024	11,043	10,572,328
Travel Leaders Group, LLC 2018 Term Loan B	4.093% (1 Mo. LIBOR + 4.00%	)	1/25/2024	13,552	12,962,288
Total					23,534,616

Restaurants 0.11%
Zaxby’s Operating Company LLC 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.75%	)	12/28/2027	8,410	8,432,682

Software/Services 0.83%
Cvent, Inc. 1st Lien Term Loan	3.843% (1 Mo. LIBOR + 3.75%	)	11/29/2024	9,704	9,453,342
Ensono, LP 2021 Term Loan	–	(k)	5/19/2028	7,820	7,823,562
Grab Holdings, Inc. Term Loan B (Singapore)(e)	5.50% (6 Mo. LIBOR + 4.50%	)	1/29/2026	6,635	6,756,797
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	–	(k)	5/3/2028	8,292	8,319,041
Omnitracs, Inc. 2020 2nd Lien Term Loan	8.093% (1 Mo. LIBOR + 8.00%	)	9/29/2028	8,409	8,440,283
Optiv Security, Inc. 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%	)	2/1/2024	13,647	13,452,433
Peraton Holding Corp Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	2/1/2028	7,601	7,629,191
Total					61,874,649

Specialty Retail 0.33%
Chinos Intermediate Holdings A, Inc. Exit Term Loan	11.00% (3 Mo. LIBOR + 10.00%	)	9/10/2027	1,344	1,456,399
Claire’s Stores, Inc. 2019 Term Loan B	6.593% (1 Mo. LIBOR + 6.50%	)	12/18/2026	4,391	4,213,282
MND Holdings III Corp 2018 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50%	)	6/19/2024	10,935	10,607,153
Petco Health and Wellness Company, Inc. 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%	)	3/3/2028	8,249	8,262,694
Total					24,539,528

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Support: Services 1.03%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	7.188% (3 Mo. LIBOR + 7.00%	)	4/10/2026	$18,411	$18,764,234
KUEHG Corp. 2017 2nd Lien Term Loan	9.25% (3 Mo. LIBOR + 8.25%	)	8/22/2025	8,912	8,648,006
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	2/21/2025	9,447	9,325,685
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.343% (1 Mo. LIBOR + 3.25%	)	10/20/2025	13,493	13,122,050
Pathway Vet Alliance LLC 2021 Term Loan	3.843% (1 Mo. LIBOR + 3.75%	)	3/31/2027	15,158	15,118,672
Rent-A-Center, Inc. 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.00%	)	2/17/2028	3,376	3,404,563
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.453% (3 Mo. LIBOR + 4.25%	)	7/30/2025	9,289	8,999,362
Total					77,382,572

Technology Hardware & Equipment 0.23%
Atlas CC Acquisition Corp Term Loan C	–	(k)	4/28/2028	1,805	1,806,586
Delta TopCo, Inc. 2020 2nd Lien Term Loan	8.00% (3 Mo. LIBOR + 7.25%	)	12/1/2028	8,146	8,298,712
Flexential Intermediate Corporation 2017 1st Lien Term Loan	3.703% (3 Mo. LIBOR + 3.50%	)	8/1/2024	7,341	6,792,352
Total					16,897,650

Telecommunications: Wireline Integrated & Services 0.17%
Cyxtera DC Holdings, Inc. Term Loan B	4.00% (6 Mo. LIBOR + 3.00%	)	5/1/2024	13,360	12,978,914

Theaters & Entertainment 0.30%
AMC Entertainment Holdings, Inc. 2019 Term Loan B	–	(k)	4/22/2026	14,610	13,517,062
Cinemark USA, Inc. 2018 Term Loan B	1.85% (1 Mo. LIBOR + 1.75%	)	3/31/2025	8,958	8,708,425
Total					22,225,487

Transportation: Infrastructure/Services 0.15%
LaserShip, Inc. 2021 Term Loan	5.25% (3 Mo. LIBOR + 4.50%	)	4/30/2028	11,394	11,408,416
Total Floating Rate Loans (cost $625,353,752)					632,674,631

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(e) 0.31%

Bahamas 0.15%
Bahamas Government International Bond†	8.95%	10/15/2032	$10,231	$11,765,650

Sri Lanka 0.16%
Republic of Sri Lanka†	5.875%	7/25/2022	13,311	11,846,790
Total Foreign Government Obligations (cost $20,799,848)				23,612,440

HIGH YIELD CORPORATE BONDS 85.87%

Advertising 0.46%
Arches Buyer, Inc.†	6.125%	12/1/2028	6,239	6,395,568
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028	13,252	13,592,576
Lamar Media Corp.	4.875%	1/15/2029	7,042	7,424,029
Match Group Holdings II LLC†	5.00%	12/15/2027	6,829	7,169,152
Total				34,581,325

Aerospace/Defense 1.37%
Science Applications International Corp.†	4.875%	4/1/2028	8,027	8,365,298
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	21,018	21,116,574
Spirit AeroSystems, Inc.	4.60%	6/15/2028	9,778	9,475,322
TransDigm, Inc.†	4.625%	1/15/2029	5,205	5,150,920
TransDigm, Inc.	5.50%	11/15/2027	35,653	37,217,097
Triumph Group, Inc.	7.75%	8/15/2025	12,163	12,474,981
Wolverine Escrow LLC†	8.50%	11/15/2024	8,970	8,779,388
Total				102,579,580

Agency 0.10%
TC Ziraat Bankasi AS (Turkey)†(e)	5.375%	3/2/2026	7,381	7,226,228

Air Transportation 2.05%
American Airlines Group, Inc.†	3.75%	3/1/2025	16,227	14,666,530
American Airlines, Inc.†	11.75%	7/15/2025	22,489	28,286,214
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	9,115	9,789,556
Delta Air Lines, Inc.†	7.00%	5/1/2025	10,728	12,482,284
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	12,752	13,929,917
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	14,231	15,138,727
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	11,961	13,146,328
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%	9/20/2025	7,608	8,634,737

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Air Transportation (continued)
Transportes Aereos Portugueses SA†(h)	5.625%	12/2/2024	EUR	2,800	$2,847,937
Transportes Aereos Portugueses SA(h)	5.625%	12/2/2024	EUR	6,700	6,814,705
United Airlines 2020-1 Class A Pass Through Trust	5.875%	4/15/2029		$8,070	8,967,025
United Airlines, Inc.†	4.625%	4/15/2029		7,929	8,201,758
VistaJet Malta Finance plc/XO Management Holding, Inc. (Malta)†(e)	10.50%	6/1/2024		10,235	10,989,831
Total					153,895,549

Auto Loans 0.83%
Ford Motor Co.	4.75%	1/15/2043		29,532	29,832,636
Ford Motor Credit Co. LLC	4.00%	11/13/2030		6,602	6,742,094
Mclaren Finance plc(h)	5.00%	8/1/2022	GBP	18,309	25,786,166
Total					62,360,896

Auto Parts & Equipment 1.18%
Allison Transmission, Inc.†	3.75%	1/30/2031		$8,420	8,093,725
American Axle & Manufacturing, Inc.	6.875%	7/1/2028		10,012	10,876,586
Dana, Inc.	4.25%	9/1/2030		9,357	9,664,377
Dana, Inc.	5.625%	6/15/2028		8,980	9,699,936
Goodyear Tire & Rubber Co. (The)	4.875%	3/15/2027		9,792	10,232,126
Meritor, Inc.†	4.50%	12/15/2028		8,162	8,205,014
Real Hero Merger Sub 2, Inc.†	6.25%	2/1/2029		7,363	7,622,914
Tenneco, Inc.	5.00%	7/15/2026		17,345	17,258,969
Tenneco, Inc.†	5.125%	4/15/2029		6,493	6,501,116
Total					88,154,763

Automakers 1.90%
Aston Martin Capital Holdings Ltd. (Jersey)†(e)	10.50%	11/30/2025		7,785	8,612,156
Ford Motor Co.	6.625%	10/1/2028		7,168	8,339,968
Ford Motor Co.	7.45%	7/16/2031		17,463	22,072,621
Ford Motor Co.	9.00%	4/22/2025		58,799	71,914,117
Ford Motor Co.	9.625%	4/22/2030		6,158	8,583,082
Jaguar Land Rover Automotive plc (United Kingdom)†(e)	4.50%	10/1/2027		8,919	8,502,037
Jaguar Land Rover Automotive plc (United Kingdom)†(e)	5.875%	1/15/2028		5,692	5,819,017
Winnebago Industries, Inc.†	6.25%	7/15/2028		7,627	8,286,011
Total					142,129,009

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking 1.74%
Alliance Data Systems Corp.†	4.75%		12/15/2024		$14,317	$14,764,406
Ally Financial, Inc.	4.70% (5 Yr Treasury CMT + 3.87%	)#	–	(l)	13,225	13,621,750
Credit Suisse Group AG (Switzerland)†(e)	7.25% (5 Yr U.S. CMT + 4.33%	)#	–	(l)	10,437	11,647,640
Macquarie Bank Ltd. (United Kingdom)†(e)	6.125% (5 Yr. Swap rate + 3.70%	)#	–	(l)	9,021	9,768,255
OneMain Finance Corp.	4.00%		9/15/2030		21,987	21,308,151
Popular, Inc.	6.125%		9/14/2023		2,829	3,043,297
Synovus Financial Corp. 5.90% (5 Yr. Swap rate + 3.38%)#			2/7/2029		21,205	22,880,250
Texas Capital Bancshares, Inc.	4.00% (5 Yr Treasury CMT + 3.15%	)#	5/6/2031		14,075	14,398,725
Texas Capital Bank NA	5.25%		1/31/2026		10,952	11,789,204
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	6.50%		1/8/2026		7,500	7,636,440
Washington Mutual Bank(m)	6.875%		6/15/2011		10,000	1,000	(d)
Total						130,859,118

Beverages 0.10%
Triton Water Holdings, Inc.†	6.25%		4/1/2029		7,201	7,229,444

Building & Construction 1.64%
Arcosa, Inc.†	4.375%		4/15/2029		8,502	8,568,571
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)†(e)	4.875%		2/15/2030		8,270	8,145,578
Brundage-Bone Concrete Pumping Holdings, Inc.†	6.00%		2/1/2026		8,102	8,395,981
Dycom Industries, Inc.†	4.50%		4/15/2029		12,624	12,576,660
KB Home	4.80%		11/15/2029		6,773	7,280,975
New Home Co., Inc. (The)†	7.25%		10/15/2025		8,056	8,609,487
Shea Homes LP†	4.75%		4/1/2029		7,561	7,546,407
Shea Homes LP/Shea Homes Funding Corp.†	4.75%		2/15/2028		8,228	8,272,267
Toll Brothers Finance Corp.	4.35%		2/15/2028		19,098	20,832,480
Tri Pointe Homes, Inc.	5.25%		6/1/2027		14,687	15,723,315
Tri Pointe Homes, Inc.	5.70%		6/15/2028		7,602	8,346,008
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028		8,150	8,480,034
Total						122,777,763

Building Materials 1.43%
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%		4/1/2027		10,663	11,076,404
Builders FirstSource, Inc.†	5.00%		3/1/2030		6,880	7,173,432
Installed Building Products, Inc.†	5.75%		2/1/2028		6,443	6,804,195
LBM Acquisition LLC†	6.25%		1/15/2029		8,953	9,180,675

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Building Materials (continued)
Park River Holdings, Inc.†(a)	6.75%	8/1/2029		$9,720	$9,738,954
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%	9/30/2026		7,458	7,772,989
SRM Escrow Issuer LLC†	6.00%	11/1/2028		8,333	8,694,527
Vertical Holdco GmbH (Germany)†(e)	7.625%	7/15/2028		7,509	8,093,050
Vertical US Newco, Inc.†	5.25%	7/15/2027		12,453	12,966,686
Victors Merger Corp.†	6.375%	5/15/2029		10,040	9,988,043
White Cap Buyer LLC†	6.875%	10/15/2028		8,143	8,581,623
White Cap Parent LLC PIK 8.25%†	8.25%	3/15/2026		6,723	6,965,297
Total					107,035,875

Cable & Satellite Television 2.67%
Block Communications, Inc.†	4.875%	3/1/2028		17,373	17,520,670
Cable One, Inc.†	4.00%	11/15/2030		8,152	8,061,472
Cablevision Lightpath LLC†	3.875%	9/15/2027		6,156	6,004,313
Cablevision Lightpath LLC†	5.625%	9/15/2028		5,345	5,387,894
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030		37,995	39,455,433
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		17,376	18,179,640
CSC Holdings LLC†	5.75%	1/15/2030		16,813	17,571,014
DISH DBS Corp.	7.75%	7/1/2026		22,994	26,148,777
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%	9/15/2026		7,833	7,928,758
Radiate Holdco LLC/Radiate Finance, Inc.†	6.50%	9/15/2028		7,055	7,264,287
United Group BV(h)	3.625%	2/15/2028	EUR	8,703	10,410,537
Virgin Media Secured Finance plc (United Kingdom)†(e)	5.50%	5/15/2029		$26,404	28,252,280
VTR Finance NV (Chile)†(e)	6.375%	7/15/2028		7,370	7,788,247
Total					199,973,322

Chemicals 2.28%
Ashland LLC	6.875%	5/15/2043		6,343	8,035,281
Braskem Idesa SAPI (Mexico)†(e)	7.45%	11/15/2029		2,411	2,555,660
CF Industries, Inc.	5.15%	3/15/2034		25,328	29,954,159
Chemours Co. (The)	5.375%	5/15/2027		12,004	12,937,191
Chemours Co. (The)†	5.75%	11/15/2028		4,550	4,869,000
Compass Minerals International, Inc.†	4.875%	7/15/2024		9,384	9,676,265
Element Solutions, Inc.†	3.875%	9/1/2028		7,236	7,272,759
Herens Holdco Sarl (Luxembourg)†(e)	4.75%	5/15/2028		8,162	8,194,403
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.†	9.00%	7/1/2028		10,265	11,382,448
Ingevity Corp.†	3.875%	11/1/2028		8,523	8,428,139
Minerals Technologies, Inc.†	5.00%	7/1/2028		7,655	7,984,318

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Chemicals (continued)
NOVA Chemicals Corp. (Canada)†(e)	4.25%		5/15/2029			$8,895	$8,930,358
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025			3,454	3,558,414
SCIH Salt Holdings, Inc.†	6.625%		5/1/2029			7,440	7,393,500
Tianqi Finco Co. Ltd.	3.75%		11/28/2022			17,771	15,664,851
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(e)	5.125%		4/1/2029			11,533	11,854,655
Tronox, Inc.†	4.625%		3/15/2029			7,741	7,938,783
Univar Solutions USA, Inc.†	5.125%		12/1/2027			4,241	4,453,092
Total							171,083,276

Consumer/Commercial/Lease Financing 2.36%
Air Lease Corp.	4.65% (5 Yr Treasury CMT + 4.08%	)#	–	(l)		10,908	11,207,970
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.25%		4/15/2026			4,025	4,332,452
CIT Group, Inc.	6.125%		3/9/2028			6,097	7,392,795
Fortress Transportation and Infrastructure Investors LLC†	5.50%		5/1/2028			8,835	9,188,400
Jerrold Finco plc†(h)	5.25%		1/15/2027		GBP	6,766	9,946,010
Nationstar Mortgage Holdings, Inc.†	5.125%		12/15/2030			$6,474	6,255,697
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028			10,453	10,374,132
Navient Corp.	6.125%		3/25/2024			17,659	18,950,138
Navient Corp.	6.75%		6/25/2025			25,699	28,272,112
Navient Corp.	6.75%		6/15/2026			10,548	11,630,541
OneMain Finance Corp.	5.375%		11/15/2029			14,410	15,362,069
PHH Mortgage Corp.†	7.875%		3/15/2026			10,905	11,350,578
PRA Group, Inc.†	7.375%		9/1/2025			7,368	7,966,097
Quicken Loans LLC†	5.25%		1/15/2028			11,444	11,980,552
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%		3/1/2029			6,142	5,999,966
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.875%		3/1/2031			6,638	6,501,125
Total							176,710,634

Department Stores 0.56%
Macy’s Retail Holdings LLC	4.50%		12/15/2034			6,015	5,645,499
Macy’s Retail Holdings LLC†	5.875%		4/1/2029			8,705	9,292,587
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%		4/1/2026			8,159	8,623,043
Nordstrom, Inc.	4.00%		3/15/2027			8,276	8,508,685
Nordstrom, Inc.	4.375%		4/1/2030			9,409	9,665,619
Total							41,735,433

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Discount Stores 0.25%
Golden Goose SpA†(h)	4.875% (3 Mo. EURIBOR + 4.88%	)#	5/14/2027		EUR 7,875	$9,513,857
Investment Energy Resources Ltd.†	6.25%		4/26/2029		$8,699	9,364,474
Total						18,878,331

Diversified Capital Goods 0.80%
Amsted Industries, Inc.†	4.625%		5/15/2030		7,138	7,200,457
Amsted Industries, Inc.†	5.625%		7/1/2027		8,381	8,836,178
EnerSys†	4.375%		12/15/2027		6,862	7,117,095
General Electric Co.	3.514% (3 Mo. LIBOR + 3.33%	)#	–	(l)	13,792	13,282,386
GrafTech Finance, Inc.†	4.625%		12/15/2028		6,607	6,783,704
Griffon Corp.	5.75%		3/1/2028		7,720	8,154,250
Stevens Holding Co., Inc.†	6.125%		10/1/2026		8,298	8,906,119
Total						60,280,189

Electric: Generation 2.67%
Calpine Corp.†	4.50%		2/15/2028		9,692	9,813,150
Calpine Corp.†	4.625%		2/1/2029		8,037	7,858,458
Calpine Corp.†	5.00%		2/1/2031		7,812	7,587,014
Clearway Energy Operating LLC†	4.75%		3/15/2028		6,921	7,169,637
Coronado Finance Pty Ltd. (Australia)†(e)	10.75%		5/15/2026		13,973	14,217,528
DPL, Inc.	4.125%		7/1/2025		9,353	10,007,710
Elwood Energy LLC	8.159%		7/5/2026		4,586	4,953,731
JSW Hydro Energy Ltd. (India)†(e)	4.125%		5/18/2031		8,314	8,384,669
Mong Duong Finance Holdings BV (Vietnam)†(e)	5.125%		5/7/2029		8,758	8,726,603
NextEra Energy Operating Partners LP†	4.50%		9/15/2027		16,992	18,501,739
NRG Energy, Inc.†	5.25%		6/15/2029		6,743	7,097,480
NRG Energy, Inc.	5.75%		1/15/2028		26,566	28,191,308
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025		7,081	7,603,432
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028		16,419	16,829,065
Talen Energy Supply LLC	6.50%		6/1/2025		17,128	14,451,750
TerraForm Power Operating LLC†	4.75%		1/15/2030		13,087	13,394,937
TerraForm Power Operating LLC†	5.00%		1/31/2028		6,161	6,490,305
YPF Energia Electrica SA (Argentina)†(e)	10.00%		7/25/2026		10,208	8,643,726
Total						199,922,242

Electric: Integrated 0.16%
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%		9/15/2030		12,765	12,324,990

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.66%
Atkore, Inc.†	4.25%	6/1/2031	$4,391	$4,360,043
Austin BidCo, Inc.†	7.125%	12/15/2028	8,421	8,431,695
Hightower Holding LLC†	6.75%	4/15/2029	5,470	5,559,517
ON Semiconductor Corp.†	3.875%	9/1/2028	8,399	8,543,295
Qorvo, Inc.	4.375%	10/15/2029	6,391	6,976,543
Synaptics, Inc.†	4.00%	6/15/2029	7,452	7,404,344
TTM Technologies, Inc.†	4.00%	3/1/2029	8,677	8,598,734
Total				49,874,171

Energy: Exploration & Production 11.24%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	15,246	16,351,335
Antero Resources Corp.†	7.625%	2/1/2029	8,761	9,649,716
Antero Resources Corp.†	8.375%	7/15/2026	5,996	6,765,407
Apache Corp.	4.375%	10/15/2028	22,449	23,060,540
Apache Corp.	4.625%	11/15/2025	12,920	13,727,500
Apache Corp.	4.75%	4/15/2043	16,923	16,758,678
Apache Corp.	5.10%	9/1/2040	14,777	15,269,148
Berry Petroleum Co. LLC†	7.00%	2/15/2026	7,192	7,129,142
California Resources Corp.†	7.125%	2/1/2026	12,772	13,234,985
Callon Petroleum Co.	6.125%	10/1/2024	5,101	4,712,457
Callon Petroleum Co.	6.375%	7/1/2026	9,172	8,234,759
Callon Petroleum Co.†	9.00%	4/1/2025	17,295	18,224,001
Centennial Resource Production LLC†	5.375%	1/15/2026	31,888	30,991,150
Centennial Resource Production LLC†	6.875%	4/1/2027	14,218	14,230,085
CNX Resources Corp.†	6.00%	1/15/2029	8,198	8,762,965
Colgate Energy Partners III LLC†	7.75%	2/15/2026	8,654	8,861,912
Comstock Resources, Inc.†	6.75%	3/1/2029	8,634	9,035,049
Continental Resources, Inc.†	5.75%	1/15/2031	25,289	29,711,793
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	8,523	8,777,923
Diamondback Energy, Inc.	3.50%	12/1/2029	8,540	9,059,052
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	13,223	14,015,454
EQT Corp.	5.00%	1/15/2029	8,097	8,997,751
EQT Corp.	7.625%	2/1/2025	24,287	28,396,239
EQT Corp.	8.50%	2/1/2030	9,609	12,505,681
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	8,644	8,885,168
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	8,362	8,664,119
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	10,280	10,806,850
Independence Energy Finance LLC†	7.25%	5/1/2026	10,498	10,648,646

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Indigo Natural Resources LLC†	5.375%	2/1/2029	$11,282	$11,328,369
Kosmos Energy Ltd.†	7.50%	3/1/2028	13,169	12,688,002
Laredo Petroleum, Inc.	10.125%	1/15/2028	23,524	25,142,569
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	28,287	29,237,585
Matador Resources Co.	5.875%	9/15/2026	30,905	31,059,525
MEG Energy Corp. (Canada)†(e)	5.875%	2/1/2029	13,947	14,542,467
MEG Energy Corp. (Canada)†(e)	7.125%	2/1/2027	29,625	31,810,140
Murphy Oil Corp.	5.875%	12/1/2027	27,356	28,317,290
Murphy Oil Corp.	6.375%	7/15/2028	8,096	8,512,296
Oasis Petroleum, Inc.†(a)	6.375%	6/1/2026	7,293	7,420,627
Occidental Petroleum Corp.	3.50%	8/15/2029	11,666	10,952,799
Occidental Petroleum Corp.	4.40%	8/15/2049	5,123	4,310,825
Occidental Petroleum Corp.	6.125%	1/1/2031	46,256	51,366,363
Occidental Petroleum Corp.	6.45%	9/15/2036	12,879	14,525,709
Occidental Petroleum Corp.	6.625%	9/1/2030	4,222	4,843,943
Occidental Petroleum Corp.	7.50%	5/1/2031	3,439	4,099,615
Ovintiv, Inc.	6.50%	8/15/2034	13,838	18,326,206
Ovintiv, Inc.	6.50%	2/1/2038	13,750	18,029,357
Range Resources Corp.	4.875%	5/15/2025	14,259	14,526,356
Range Resources Corp.	5.00%	3/15/2023	8,708	8,969,240
Range Resources Corp.†	8.25%	1/15/2029	8,033	8,968,162
Rattler Midstream LP†	5.625%	7/15/2025	7,857	8,188,998
SM Energy Co.	5.625%	6/1/2025	8,718	8,360,998
SM Energy Co.	6.625%	1/15/2027	8,583	8,613,212
SM Energy Co.	6.75%	9/15/2026	22,725	22,707,956
Southwestern Energy Co.	6.45%	1/23/2025	10,561	11,579,820
Southwestern Energy Co.	8.375%	9/15/2028	15,515	17,211,410
Tullow Oil plc (United Kingdom)†(e)	10.25%	5/15/2026	11,907	12,249,326
Viper Energy Partners LP†	5.375%	11/1/2027	19,033	19,818,111
Total				843,174,781

Environmental 0.21%
Great Lakes Dredge & Dock Corp.†	5.25%	6/1/2029	7,063	7,204,260
Solaris Midstream Holdings LLC†	7.625%	4/1/2026	8,402	8,801,263
Total				16,005,523

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food & Drug Retailers 0.48%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030		$8,236	$8,594,636
Rite Aid Corp.†	7.50%	7/1/2025		7,836	8,139,998
Rite Aid Corp.†	8.00%	11/15/2026		18,784	19,543,719
Total					36,278,353

Food: Wholesale 2.58%
Arcor SAIC (Argentina)†(e)	6.00%	7/6/2023		8,002	7,936,384
Central Garden & Pet Co.	4.125%	10/15/2030		7,554	7,715,089
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		10,105	10,430,131
HLF Financing Sarl LLC/Herbalife International, Inc.†	4.875%	6/1/2029		14,808	14,839,837
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		6,879	7,534,225
Kraft Heinz Foods Co.	4.375%	6/1/2046		43,764	47,005,034
Kraft Heinz Foods Co.	4.875%	10/1/2049		35,462	40,753,992
Kraft Heinz Foods Co.	5.00%	6/4/2042		5,380	6,261,901
PCF GmbH(h)	4.75%	4/15/2026	EUR	3,722	4,595,527
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		$10,410	10,794,650
PetSmart, Inc./Petsmart Finance Corp.†	7.75%	2/15/2029		8,708	9,597,849
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028		8,121	8,512,838
Tonon Luxembourg SA PIK 6.50% (Luxembourg)†(e)	6.50%	10/31/2024		1,854	834
Ulker Biskuvi Sanayi AS (Turkey)†(e)	6.95%	10/30/2025		15,879	17,242,371
Total					193,220,662

Forestry/Paper 0.11%
Resolute Forest Products, Inc. (Canada)†(e)	4.875%	3/1/2026		8,309	8,527,319

Gaming 4.19%
Affinity Gaming†	6.875%	12/15/2027		12,779	13,591,680
Boyd Gaming Corp.	4.75%	12/1/2027		12,132	12,419,468
Boyd Gaming Corp.†(a)	4.75%	6/15/2031		6,074	6,151,747
Buena Vista Gaming Authority†	13.00%	4/1/2023		14,440	15,576,284
Caesars Entertainment, Inc.†	8.125%	7/1/2027		22,982	25,537,254
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025		7,681	8,065,204
CCM Merger, Inc.†	6.375%	5/1/2026		8,488	8,973,811
Churchill Downs, Inc.†	4.75%	1/15/2028		20,364	21,003,430
Full House Resorts, Inc.†	8.25%	2/15/2028		15,554	16,922,208
International Game Technology plc†	5.25%	1/15/2029		10,996	11,712,444
Melco Resorts Finance Ltd. (Hong Kong)†(e)	5.75%	7/21/2028		12,247	13,079,796
MGM Resorts International	4.625%	9/1/2026		17,981	18,943,883

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Gaming (continued)
MGM Resorts International	5.50%		4/15/2027		$9,882	$10,746,082
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%		5/1/2029		8,689	8,714,198
Mohegan Gaming & Entertainment†	8.00%		2/1/2026		19,309	19,767,782
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In†	8.50%		11/15/2027		7,462	7,990,160
Penn National Gaming, Inc.†	5.625%		1/15/2027		8,092	8,417,946
Scientific Games International, Inc.†	7.25%		11/15/2029		13,193	14,628,398
Scientific Games International, Inc.†	8.625%		7/1/2025		3,694	4,032,555
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%		5/15/2025		16,508	16,238,012
Twin River Worldwide Holdings, Inc.†	6.75%		6/1/2027		8,493	9,042,412
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%		5/15/2027		22,095	23,393,081
Wynn Macau Ltd. (Macau)†(e)	5.125%		12/15/2029		15,921	16,475,528
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	5.125%		10/1/2029		2,643	2,741,438
Total						314,164,801

Gas Distribution 1.73%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†(a)	5.375%		6/15/2029		7,460	7,562,239
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	7.875%		5/15/2026		10,439	11,587,290
Buckeye Partners LP	3.95%		12/1/2026		12,394	12,595,402
Buckeye Partners LP	4.125%		12/1/2027		9,654	9,632,761
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		17,697	14,736,646
New Fortress Energy, Inc.†	6.75%		9/15/2025		8,242	8,375,520
Northriver Midstream Finance LP (Canada)†(e)	5.625%		2/15/2026		14,046	14,454,739
Plains All American Pipeline LP	6.125% (3 Mo. LIBOR + 4.11%	)#	–	(l)	8,854	7,680,845
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	4.875%		2/1/2031		6,899	7,231,290
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%		1/15/2028		7,164	7,503,502
Western Midstream Operating LP	5.30%		2/1/2030		21,385	23,603,694
Western Midstream Operating LP	6.50%		2/1/2050		4,052	4,517,717
Total						129,481,645

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 1.99%
Acadia Healthcare Co., Inc.†	5.00%	4/15/2029	$6,960	$7,239,340
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030	9,000	8,974,395
Encompass Health Corp.	4.50%	2/1/2028	14,101	14,576,909
HCA, Inc.	5.50%	6/15/2047	10,057	12,655,740
HCA, Inc.	5.875%	2/1/2029	19,844	23,316,700
HCA, Inc.	7.50%	12/15/2023	5,647	6,494,191
HCA, Inc.	7.69%	6/15/2025	3,765	4,605,894
HCA, Inc.	8.36%	4/15/2024	12,701	15,018,932
Legacy LifePoint Health LLC†	4.375%	2/15/2027	7,537	7,518,723
Rede D’or Finance Sarl (Luxembourg)†(e)	4.95%	1/17/2028	6,824	7,216,380
Tenet Healthcare Corp.†	6.125%	10/1/2028	21,037	22,045,829
Tenet Healthcare Corp.†	6.25%	2/1/2027	10,026	10,464,688
US Acute Care Solutions LLC†	6.375%	3/1/2026	8,569	8,837,252
Total				148,964,973

Health Services 1.64%
Air Methods Corp.†	8.00%	5/15/2025	16,742	15,695,625
Akumin, Inc.†	7.00%	11/1/2025	11,024	11,422,848
Boyne USA, Inc.†	4.75%	5/15/2029	5,913	6,120,546
Charles River Laboratories International, Inc.†	4.25%	5/1/2028	6,503	6,681,832
DaVita, Inc.†	3.75%	2/15/2031	12,756	12,246,717
Global Medical Response, Inc.†	6.50%	10/1/2025	14,974	15,404,952
ModivCare, Inc.†	5.875%	11/15/2025	8,365	8,849,501
Owens & Minor, Inc.†	4.50%	3/31/2029	9,443	9,525,012
Radiology Partners, Inc.†	9.25%	2/1/2028	12,320	13,541,836
RP Escrow Issuer LLC†	5.25%	12/15/2025	3,524	3,647,252
Team Health Holdings, Inc.†	6.375%	2/1/2025	9,627	8,965,144
US Renal Care, Inc.†	10.625%	7/15/2027	10,650	11,122,221
Total				123,223,486

Hotels 0.86%
Genting New York LLC / GENNY Capital, Inc.†	3.30%	2/15/2026	9,360	9,385,233
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	7,085	7,548,005
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	14,365	15,352,594
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031	10,700	10,862,671
Travel + Leisure Co.	6.00%	4/1/2027	3,855	4,280,457
Travel + Leisure Co.†	6.625%	7/31/2026	15,168	17,388,444
Total				64,817,404

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Insurance Brokerage 0.37%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027		$7,618	$7,884,249
Ardonagh Midco 2 plc PIK 12.75% (United Kingdom)†(e)	11.50%	1/15/2027		11,218	11,632,401
Coty, Inc.†	5.00%	4/15/2026		8,326	8,458,633
Total					27,975,283

Integrated Energy 0.42%
Cenovus Energy, Inc. (Canada)(e)	5.40%	6/15/2047		13,004	15,297,532
Occidental Petroleum Corp.	4.10%	2/15/2047		9,791	7,871,474
Renewable Energy Group, Inc.†	5.875%	6/1/2028		7,970	8,304,780
Total					31,473,786

Investments & Miscellaneous Financial Services 0.94%
Advisor Group Holdings, Inc.†	10.75%	8/1/2027		8,113	9,069,807
AG Issuer LLC†	6.25%	3/1/2028		11,113	11,558,687
Compass Group Diversified Holdings LLC†	5.25%	4/15/2029		7,443	7,692,229
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		11,834	11,695,119
Midcap Financial Issuer Trust†	6.50%	5/1/2028		8,515	8,918,355
MSCI, Inc.†	3.875%	2/15/2031		7,015	7,137,762
PCF GmbH†(h)	4.75%	4/15/2026	EUR	3,666	4,526,384
Sofima Holding SPA†(h)	3.75%	1/15/2028	EUR	4,617	5,650,947
United Airlines, Inc.†	4.375%	4/15/2026		$4,411	4,576,479
Total					70,825,769

Machinery 0.64%
Alta Equipment Group, Inc.†	5.625%	4/15/2026		9,405	9,675,488
ATS Automation Tooling Systems, Inc. (Canada)†(e)	4.125%	12/15/2028		7,062	7,111,293
Mueller Water Products, Inc.†	4.00%	6/15/2029		13,114	13,392,672
Park-Ohio Industries, Inc.	6.625%	4/15/2027		6,854	7,029,874
Terex Corp.†	5.00%	5/15/2029		10,158	10,577,830
Total					47,787,157

Managed Care 0.99%
Centene Corp.	2.50%	3/1/2031		13,395	12,851,900
Centene Corp.	3.00%	10/15/2030		11,015	11,033,450
Centene Corp.	3.375%	2/15/2030		16,584	16,771,897
Centene Corp.	4.625%	12/15/2029		15,930	17,218,179
Molina Healthcare, Inc.†	3.875%	11/15/2030		16,178	16,521,297
Total					74,396,723

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Content 3.20%
Banijay Entertainment SASU (France)†(e)	5.375%	3/1/2025		$7,750	$7,966,264
Belo Corp.	7.25%	9/15/2027		11,082	12,930,976
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		25,030	18,553,237
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027		14,231	8,161,905
Gray Television, Inc.†	7.00%	5/15/2027		7,011	7,596,384
iHeartCommunications, Inc.†	4.75%	1/15/2028		8,225	8,413,723
Lions Gate Capital Holdings LLC†	5.50%	4/15/2029		7,282	7,551,361
Netflix, Inc.(h)	3.625%	5/15/2027	EUR	21,266	29,798,079
Netflix, Inc.†(h)	3.625%	6/15/2030	EUR	11,539	16,675,252
Netflix, Inc.(h)	3.875%	11/15/2029	EUR	3,771	5,510,055
Netflix, Inc.†(h)	3.875%	11/15/2029	EUR	8,134	11,885,119
Netflix, Inc.(h)	4.625%	5/15/2029	EUR	31,656	48,168,275
Netflix, Inc.†	4.875%	6/15/2030		$26,288	30,329,780
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		16,847	17,836,761
Playtika Holding Corp. (Israel)†(e)	4.25%	3/15/2029		8,627	8,516,273
Total					239,893,444

Media: Diversified 0.35%
Entercom Media Corp.†	6.50%	5/1/2027		8,522	8,716,088
National CineMedia LLC†	5.875%	4/15/2028		8,800	8,405,144
Urban One, Inc.†	7.375%	2/1/2028		8,340	8,842,819
Total					25,964,051

Metals/Mining (Excluding Steel) 4.03%
Alcoa Nederland Holding BV (Netherlands)†(e)	4.125%	3/31/2029		11,236	11,510,327
Alcoa Nederland Holding BV (Netherlands)†(e)	5.50%	12/15/2027		8,837	9,587,836
Arconic Corp.†	6.125%	2/15/2028		7,769	8,279,812
Century Aluminum Co.†	7.50%	4/1/2028		7,609	8,079,807
Cleveland-Cliffs, Inc.†	4.625%	3/1/2029		7,112	7,329,876
Cleveland-Cliffs, Inc.†	4.875%	3/1/2031		8,487	8,688,481
Cleveland-Cliffs, Inc.	5.875%	6/1/2027		7,862	8,245,272
Coeur Mining, Inc.†	5.125%	2/15/2029		12,667	12,461,288
Compass Minerals International, Inc.†	6.75%	12/1/2027		11,682	12,543,839
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	4.375%	4/1/2031		6,977	7,298,291
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	4.50%	9/15/2027		33,802	36,775,562
Freeport-McMoRan, Inc.	4.25%	3/1/2030		27,788	29,944,766
Freeport-McMoRan, Inc.	4.375%	8/1/2028		6,504	6,878,956

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Metals/Mining (Excluding Steel) (continued)
Freeport-McMoRan, Inc.	5.25%	9/1/2029		$22,564	$25,111,814
Freeport-McMoRan, Inc.	5.45%	3/15/2043		8,972	10,844,905
Hecla Mining Co.	7.25%	2/15/2028		18,297	20,104,103
Hudbay Minerals, Inc. (Canada)†(e)	4.50%	4/1/2026		10,489	10,422,709
Hudbay Minerals, Inc. (Canada)†(e)	6.125%	4/1/2029		9,655	10,125,633
Kaiser Aluminum Corp.†	4.625%	3/1/2028		8,379	8,570,460
Mirabela Nickel Ltd. (Australia)(e)	1.00%	9/10/2044		51	5	(d)
Nexa Resources SA (Brazil)†(e)	5.375%	5/4/2027		13,463	14,031,812
Novelis Sheet Ingot GmbH(h)	3.375%	4/15/2029	EUR	2,168	2,737,277
Novelis Sheet Ingot GmbH†(h)	3.375%	4/15/2029	EUR	4,801	6,061,655
Vedanta Resources Finance II plc (United Kingdom)†(e)	8.95%	3/11/2025		$9,923	9,876,213
Warrior Met Coal, Inc.†	8.00%	11/1/2024		16,387	16,727,522
Total					302,238,221

Oil Field Equipment & Services 1.71%
CGG SA (France)†(e)	8.75%	4/1/2027		6,863	6,871,991
Nabors Industries Ltd.†	7.25%	1/15/2026		14,048	12,240,936
Nabors Industries, Inc.	5.75%	2/1/2025		9,458	7,882,392
Oceaneering International, Inc.	4.65%	11/15/2024		11,441	11,497,175
Oceaneering International, Inc.	6.00%	2/1/2028		16,681	16,634,960
Patterson-UTI Energy, Inc.	3.95%	2/1/2028		12,862	12,784,857
Precision Drilling Corp. (Canada)†(e)	7.125%	1/15/2026		18,960	19,219,657
Precision Drilling Corp. (Canada)(e)	7.75%	12/15/2023		3,240	3,278,070
TechnipFMC plc (United Kingdom)†(e)	6.50%	2/1/2026		8,390	9,034,124
Transocean Guardian Ltd.†	5.875%	1/15/2024		17,330	16,138,935
Transocean Proteus Ltd.†	6.25%	12/1/2024		5,846	5,807,335
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027		6,383	6,715,107
Total					128,105,539

Oil Refining & Marketing 0.24%
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028		7,247	7,491,586
Oasis Midstream Partners LP/OMP Finance Corp.†	8.00%	4/1/2029		10,115	10,734,544
Total					18,226,130

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Packaging 0.87%
Ball Corp.	2.875%	8/15/2030		$17,505	$16,739,156
CANPACK SA/Eastern PA Land Investment Holding LLC (Poland)†(e)	3.125%	11/1/2025		8,000	8,109,600
Intertape Polymer Group, Inc. (Canada)†(a)(e)	4.375%	6/15/2029		11,735	11,867,019
Pactiv LLC	7.95%	12/15/2025		9,754	10,851,325
Sealed Air Corp.†	6.875%	7/15/2033		11,508	14,636,162
Silgan Holdings, Inc.	4.125%	2/1/2028		2,888	2,990,842
Total					65,194,104

Personal & Household Products 1.02%
Coty, Inc.†	6.50%	4/15/2026		6,970	6,942,956
Entegris, Inc.†	3.625%	5/1/2029		11,060	11,101,751
Mattel, Inc.	5.45%	11/1/2041		9,276	10,522,555
Mattel, Inc.†	5.875%	12/15/2027		5,955	6,543,622
Newell Brands, Inc.	5.875%	4/1/2036		17,651	21,990,587
Tempur Sealy International, Inc.†	4.00%	4/15/2029		9,475	9,505,889
Vista Outdoor, Inc.†	4.50%	3/15/2029		10,181	10,143,178
Total					76,750,538

Pharmaceuticals 0.58%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (Ireland)†(e)	6.00%	6/30/2028		9,982	6,901,106
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. (Luxembourg)†(e)	6.125%	4/1/2029		7,275	7,184,062
Horizon Therapeutics USA, Inc.†	5.50%	8/1/2027		20,544	21,847,517
Jazz Securities DAC (Ireland)†(e)	4.375%	1/15/2029		7,621	7,847,648
Total					43,780,333

Rail 0.11%
Watco Cos LLC/Watco Finance Corp.†	6.50%	6/15/2027		7,956	8,435,588

Real Estate Development & Management 0.95%
Canary Wharf Group Investment Holdings plc†(h)	3.375%	4/23/2028	GBP	9,006	12,777,875
Forestar Group, Inc.†	3.85%	5/15/2026		$6,993	7,053,175
Forestar Group, Inc.†	5.00%	3/1/2028		14,864	15,456,256
Howard Hughes Corp. (The)†	5.375%	8/1/2028		6,370	6,716,369
Hunt Cos., Inc.†	5.25%	4/15/2029		12,833	12,364,275
Kennedy-Wilson, Inc.	4.75%	3/1/2029		5,827	5,977,686
Kennedy-Wilson, Inc.	5.00%	3/1/2031		3,327	3,407,347
Vivion Investments Sarl(h)	3.00%	8/8/2024	EUR	6,300	7,635,823
Total					71,388,806

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts 0.90%
EPR Properties	3.75%	8/15/2029		$8,216	$8,037,406
EPR Properties	4.50%	4/1/2025		8,741	9,224,575
IIP Operating Partnership LP†	5.50%	5/25/2026		10,342	10,698,403
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027		17,304	16,973,580
Outfront Media Capital LLC / Outfront Media Capital Corp.†	4.25%	1/15/2029		8,565	8,498,086
Tanger Properties LP	3.875%	7/15/2027		6,707	7,175,334
XHR LP†	4.875%	6/1/2029		6,766	6,884,743
Total					67,492,127

Recreation & Travel 2.60%
Carnival Corp.†	5.75%	3/1/2027		8,624	9,173,780
Carnival Corp.†	7.625%	3/1/2026		5,389	5,907,691
Carnival Corp.†	9.875%	8/1/2027		12,515	14,692,923
Carnival Corp.†	11.50%	4/1/2023		21,336	24,439,748
Cedar Fair LP	5.25%	7/15/2029		6,403	6,530,259
eDreams ODIGEO SA(h)	5.50%	9/1/2023	EUR	10,907	13,248,999
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc†(a)	5.00%	6/1/2029		$11,292	11,419,035
Inter Media & Communication SpA†(h)	4.875%	12/31/2022	EUR	3,311	4,040,828
Merlin Entertainments Ltd. (United Kingdom)†(e)	5.75%	6/15/2026		$6,691	7,060,745
NCL Corp. Ltd.†	3.625%	12/15/2024		8,769	8,391,670
NCL Corp. Ltd.†	12.25%	5/15/2024		6,971	8,451,954
NCL Finance Ltd.†	6.125%	3/15/2028		6,062	6,327,637
Pinnacle Bidco plc(h)	6.375%	2/15/2025	GBP	6,558	9,444,156
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028		$16,611	15,991,825
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023		11,807	13,075,662
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		5,655	6,553,184
TUI Cruises GmbH†(h)	6.50%	5/15/2026	EUR	2,546	3,234,232
TUI Cruises GmbH(h)	6.50%	5/15/2026	EUR	4,500	5,716,436
Viking Cruises Ltd.†	13.00%	5/15/2025		$4,105	4,802,604
VOC Escrow Ltd.†	5.00%	2/15/2028		16,646	16,772,676
Total					195,276,044

Restaurants 0.94%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(e)	4.375%	1/15/2028		6,613	6,711,137
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		8,297	8,515,294
CEC Entertainment LLC†	6.75%	5/1/2026		7,596	7,681,379

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Restaurants (continued)
Stonegate Pub Co. Financing 2019 plc(h)	8.00%	7/13/2025	GBP	2,959	$4,381,724
Stonegate Pub Co. Financing 2019 plc(h)	8.25%	7/31/2025	GBP	17,379	26,012,132
Wendy’s International LLC	7.00%	12/15/2025		$8,091	9,054,355
Yum! Brands, Inc.	5.35%	11/1/2043		7,487	7,767,762
Total					70,123,783

Software/Services 2.77%
Avaya, Inc.†	6.125%	9/15/2028		9,212	9,793,554
Castle US Holding Corp.†	9.50%	2/15/2028		8,793	9,117,901
Crowdstrike Holdings, Inc.	3.00%	2/15/2029		26,752	26,285,445
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028		16,201	16,253,977
Fair Isaac Corp.†	4.00%	6/15/2028		14,460	14,713,050
Fair Isaac Corp.†	5.25%	5/15/2026		9,983	11,193,439
GrubHub Holdings, Inc.†	5.50%	7/1/2027		19,669	20,726,602
LogMeIn, Inc.†	5.50%	9/1/2027		14,205	14,663,608
Match Group Holdings II LLC†	4.125%	8/1/2030		13,065	13,011,434
PTC, Inc.†	4.00%	2/15/2028		7,121	7,289,625
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%	11/1/2026		11,645	12,208,734
Twilio, Inc.	3.625%	3/15/2029		21,359	21,512,358
Twilio, Inc.	3.875%	3/15/2031		13,138	13,326,071
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025		7,730	8,010,213
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024		9,316	9,585,465
Total					207,691,476

Specialty Retail 4.15%
Ahead DB Holdings LLC†	6.625%	5/1/2028		8,362	8,477,688
Asbury Automotive Group, Inc.	4.50%	3/1/2028		7,210	7,439,242
B2W Digital Lux Sarl (Luxembourg)†(e)	4.375%	12/20/2030		8,208	8,189,122
BK LC Lux Finco1 Sarl†(h)	5.25%	4/30/2029	EUR	1,361	1,694,524
BK LC Lux Finco1 Sarl(h)	5.25%	4/30/2029	EUR	6,000	7,470,349
Carvana Co.†	5.50%	4/15/2027		$9,044	9,341,593
Carvana Co.†	5.625%	10/1/2025		4,922	5,076,354
Carvana Co.†	5.875%	10/1/2028		5,626	5,908,594
Crocs, Inc.†	4.25%	3/15/2029		11,906	12,052,087
Douglas GmbH(h)	6.00%	4/8/2026	EUR	7,453	9,173,364
Dutch Lion BV PIK 12.00%(h)	11.25%	6/15/2020	EUR	9,153	1,116	(d)
Gap, Inc. (The)†	8.875%	5/15/2027		$7,145	8,309,028
Goldstory SASU†(h)	5.375%	3/1/2026	EUR	2,290	2,852,272

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail (continued)
Goldstory SASU(h)	5.375%	3/1/2026	EUR	5,000	$6,227,669
Group 1 Automotive, Inc.†	4.00%	8/15/2028		$8,136	8,198,159
Guitar Center, Inc.†	8.50%	1/15/2026		11,915	12,645,270
Ken Garff Automotive LLC†	4.875%	9/15/2028		8,212	8,196,602
L Brands, Inc.†	6.625%	10/1/2030		15,486	17,721,791
L Brands, Inc.	6.875%	11/1/2035		15,920	19,204,853
LCM Investments Holdings II LLC†	4.875%	5/1/2029		8,710	8,956,101
Levi Strauss & Co.†	3.50%	3/1/2031		8,715	8,594,036
Lithia Motors, Inc.†	3.875%	6/1/2029		9,027	9,285,262
Lithia Motors, Inc.†	4.625%	12/15/2027		11,709	12,349,775
Magic Mergeco, Inc.†	7.875%	5/1/2029		11,737	12,006,834
Maxeda DIY Holding BV†(h)	5.875%	10/1/2026	EUR	4,917	6,167,203
Maxeda DIY Holding BV(h)	5.875%	10/1/2026	EUR	7,000	8,779,829
MercadoLibre, Inc. (Argentina)(e)	2.375%	1/14/2026		$13,203	13,229,406
Metis Merger Sub LLC†	6.50%	5/15/2029		11,793	11,629,844
Murphy Oil USA, Inc.	4.75%	9/15/2029		7,964	8,332,415
Park River Holdings, Inc.†	5.625%	2/1/2029		8,488	8,138,634
Party City Holdings, Inc.†	6.625%	8/1/2026		11,500	9,976,250
Party City Holdings, Inc.†	8.75%	2/15/2026		11,577	12,271,620
Rent-A-Center, Inc.†	6.375%	2/15/2029		9,636	10,338,802
Tapestry, Inc.	4.125%	7/15/2027		7,048	7,711,045
William Carter Co. (The)†	5.625%	3/15/2027		4,904	5,143,340
Total					311,090,073

Steel Producers/Products 0.36%
U.S. Steel Corp.	6.65%	6/1/2037		10,600	10,955,630
U.S. Steel Corp.	6.875%	3/1/2029		15,006	15,740,769
Total					26,696,399

Support: Services 3.24%
Ahern Rentals, Inc.†	7.375%	5/15/2023		9,694	8,806,320
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl (Luxembourg)†(e)	4.625%	6/1/2028		11,753	11,732,628
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.†	5.75%	7/15/2027		6,340	6,649,075
Garda World Security Corp. (Canada)†(e)	4.625%	2/15/2027		8,112	8,101,982
H&E Equipment Services, Inc.†	3.875%	12/15/2028		10,963	10,618,652
Hertz Corp. (The)†(m)	6.00%	1/15/2028		15,517	16,583,794
House of HR(h)	7.50%	1/15/2027	EUR	3,000	3,901,551

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services (continued)
House of HR†(h)	7.50%	1/15/2027	EUR	3,226	$4,195,468
IPD 3 BV†(h)	5.50%	12/1/2025	EUR	3,425	4,344,691
IPD 3 BV(h)	5.50%	12/1/2025	EUR	3,500	4,439,830
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%	2/1/2026		$8,279	8,579,114
MasTec, Inc.†	4.50%	8/15/2028		10,806	11,308,047
NESCO Holdings II, Inc.†	5.50%	4/15/2029		8,597	8,876,488
Pike Corp.†	5.50%	9/1/2028		10,685	10,938,662
Presidio Holdings, Inc.†	4.875%	2/1/2027		8,019	8,249,586
Presidio Holdings, Inc.†	8.25%	2/1/2028		6,613	7,232,572
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027		8,463	8,139,290
Promontoria Holding 264 BV(h)	6.75%	8/15/2023	EUR	7,633	9,207,877
Sabre GLBL, Inc.†	7.375%	9/1/2025		$7,804	8,418,565
Sabre GLBL, Inc.†	9.25%	4/15/2025		10,290	12,052,162
Summer BC Holdco A Sarl(h)	9.25%	10/31/2027	EUR	6,317	8,214,663
TMS International Corp/DE†	6.25%	4/15/2029		$8,373	8,718,386
Uber Technologies, Inc.†	6.25%	1/15/2028		9,610	10,378,800
United Rentals North America, Inc.	4.00%	7/15/2030		7,304	7,450,007
United Rentals North America, Inc.	4.875%	1/15/2028		19,132	20,233,047
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026		8,991	9,377,163
Williams Scotsman International, Inc.†	4.625%	8/15/2028		5,800	5,962,197
Total					242,710,617

Technology Hardware & Equipment 0.54%
CommScope, Inc.†	7.125%	7/1/2028		16,893	18,095,697
Switch Ltd.†	3.75%	9/15/2028		14,300	14,230,145
Western Digital Corp.	4.75%	2/15/2026		7,274	8,099,708
Total					40,425,550

Telecommunications: Satellite 0.33%
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(e)	6.75%	10/1/2026		16,028	16,589,461
Hughes Satellite Systems Corp.	5.25%	8/1/2026		7,287	8,128,721
Total					24,718,182

Telecommunications: Wireless 1.15%
Sprint Capital Corp.	6.875%	11/15/2028		68,639	85,963,827

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services 0.58%
Frontier Communications Holdings LLC†	5.875%		10/15/2027		$10,251	$10,912,446
Frontier Communications Holdings LLC†	6.75%		5/1/2029		3,769	3,945,502
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	10.75%		6/1/2028		10,969	12,335,463
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%		8/15/2028		8,181	8,370,308
Zayo Group Holdings, Inc.†	6.125%		3/1/2028		7,539	7,684,277
Total						43,247,996

Theaters & Entertainment 0.73%
AMC Entertainment Holdings, Inc. PIK 12.00%†	12.00%		6/15/2026		16,278	15,153,483
Cinemark USA, Inc.†	5.875%		3/15/2026		6,806	7,061,361
Life Time, Inc.†	5.75%		1/15/2026		10,406	10,740,943
Live Nation Entertainment, Inc.†	3.75%		1/15/2028		12,739	12,735,051
Live Nation Entertainment, Inc.†	4.75%		10/15/2027		8,549	8,741,823
Total						54,432,661

Tobacco 0.14%
Turning Point Brands, Inc.†	5.625%		2/15/2026		10,327	10,680,545

Transportation: Infrastructure/Services 0.78%
Arena Luxembourg Finance Sarl(h)	1.875%		2/1/2028	EUR	6,215	7,110,210
Bristow Group, Inc.†	6.875%		3/1/2028		$12,728	13,064,019
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)†(e)	9.50%		7/10/2036		6,196	6,465,836
TransJamaican Highway Ltd. (Jamaica)†(e)	5.75%		10/10/2036		12,701	12,653,439
XPO CNW, Inc.	6.70%		5/1/2034		16,239	19,389,772
Total						58,683,276
Total High Yield Corporate Bonds (cost $6,090,705,208)						6,439,139,113

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.25%
BFLD 2019-DPLO F†	2.641% (1 Mo. LIBOR + 2.54%	)#	10/15/2034		13,940	13,592,646
Fontainebleau Miami Beach Trust 2019-FBLU F†	3.963%	#(n)	12/10/2036		16,117	16,406,094
Great Wolf Trust 2019-WOLF E†	2.833% (1 Mo. LIBOR + 2.73%	)#	12/15/2036		20,457	20,078,398
Great Wolf Trust 2019-WOLF F†	3.232% (1 Mo. LIBOR + 3.13%	)#	12/15/2036		4,399	4,286,215
GS Mortgage Securities Corp. II 2021-RSMZ MZ†(a)	9.65% (1 Mo. LIBOR + 9.50%	)#	6/15/2026		20,000	20,141,360	(g)

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009%	#(n)	10/5/2031	$4,300	$4,209,208
JPMorgan Chase Commercial Mortgage Securities Trust 2021 E†	3.951% (1 Mo. LIBOR + 3.85%	)#	3/15/2036	14,650	14,731,937
Total Non-Agency Commercial Mortgage-Backed Securities (cost $92,772,410)					93,445,858

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.08%

Transportation: Infrastructure/Services
ACBL Holdings Corp. Series A	Zero Coupon			83	2,274,360	(g)
ACBL Holdings Corp. Series B	Zero Coupon			102	3,519,483	(g)
Total Preferred Stocks (cost $4,617,950)					5,793,843

	Exercise Price		Expiration Date
WARRANTS 0.00%

Energy: Exploration & Production 0.00%
Sable Permian Resources*	$ –	(o)	2/1/2024	6	33,612	(g)

Machinery 0.00%
TNT Crane & Rigging, Inc.*	4.00		10/16/2025	26	65,797	(d)
Total Warrants (cost $138,888)					99,409
Total Long-Term Investments (cost $7,087,142,293)					7,451,917,022

				Principal Amount (000)
SHORT-TERM INVESTMENTS 0.86%

REPURCHASE AGREEMENTS 0.85%
Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $65,345,800 of U.S. Treasury Note at 0.125% due 01/15/2024; value: $65,181,798; proceeds: $63,903,692 (cost $63,903,692)				$63,904	63,903,692

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Investments	Shares (000)	Fair Value
Money Market Funds 0.01%
Fidelity Government Portfolio(p) (cost $270,000)	270,000	$270,000

Time Deposits 0.00%
CitiBank N.A.(p) (cost $30,000)	30,000	30,000
Total Short-Term Investments (cost $64,203,692)		64,203,692
Total Investments in Securities 100.23% (cost $7,151,345,985)		7,516,120,714
Liabilities in Excess of Cash, Foreign Cash and Other Assets(q) (0.23%)		(17,614,819)
Net Assets 100.00%		$7,498,505,895

EUR	Euro.
GBP	British pound.
CMT	Constant Maturity Rate.
EURIB OR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2021, the total value of Rule 144A securities was $4,202,335,363, which represents 56.04% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2021.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Foreign security traded in U.S. dollars.
(f)	Amount is less than $1,000.
(g)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	Investment in non-U.S. dollar denominated securities.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2021.
(j)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate to be determined.
(l)	Security is perpetual in nature and has no stated maturity.
(m)	Defaulted (non-income producing security).
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Cashless strike price.
(p)	Security was purchased with the cash collateral from loaned securities.
(q)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at May 31, 2021(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.36(4)(5)	Bank of America	1.00%	6/20/2026	$186,946,000	$205,105,381	$(16,209,172)	$(1,950,209)
Markit CDX. NA.EM.35(4)(6)	Bank of America	1.00%	6/20/2026	260,109,000	252,606,146	9,294,874	(1,792,020)
						$(6,914,298)	$(3,742,229)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $3,742,229.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging market securities.

Credit Default Swaps on Indexes - Sell Protection at May 31, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB-9	Goldman	3.00%	9/17/2058	$ 5,125,000	$ 4,618,705	$(1,151,369)	$645,074	$(506,295)
Markit CMBX.NA.BBB-9	Goldman	3.00%	9/17/2058	1,000,000	901,211	(147,419)	48,630	(98,789)
Markit CMBX.NA.BBB-9	Goldman	3.00%	9/17/2058	2,630,000	2,370,184	(301,532)	41,716	(259,816)
Markit CMBX.NA.BBB-9	Citibank	3.00%	9/17/2058	9,545,000	8,602,056	(2,160,656)	1,217,712	(942,944)
Markit CMBX.NA.BBB-9	Morgan Stanley	3.00%	9/17/2058	12,815,000	11,549,015	(1,816,817)	550,832	(1,265,985)
Markit CMBX.NA.BBB-9	Morgan Stanley	3.00%	9/17/2058	4,595,000	4,141,063	(571,601)	117,664	(453,937)
Markit CMBX.NA.BBB-9	Morgan Stanley	3.00%	9/17/2058	7,240,000	6,524,766	(900,628)	185,394	(715,234)
Markit CMBX.NA.BBB-9	Morgan Stanley	3.00%	9/17/2058	10,095,000	9,097,722	(1,117,936)	120,658	(997,278)
Markit CMBX.NA.BBB-9	Morgan Stanley	3.00%	9/17/2058	10,749,000	9,687,114	(1,126,950)	65,064	(1,061,886)
Markit CMBX.NA.BBB-9	Citibank	3.00%	9/17/2058	4,350,000	3,920,267	(574,501)	144,768	(429,733)
Markit CMBX.NA.BBB-9	Citibank	3.00%	9/17/2058	4,050,000	3,649,903	(472,224)	72,127	(400,097)
Markit CMBX.NA.BBB-9	Citibank	3.00%	9/17/2058	4,430,000	3,992,363	(980,045)	542,408	(437,637)
Markit CMBX.NA.BBB-9	JPMorgan	3.00%	9/17/2058	15,000,000	13,518,161	(2,496,325)	1,014,486	(1,481,839)

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	$ 7,413,000	$ 6,575,224	$(1,356,301)	$518,525	$(837,776)
Markit CMBX.NA.BBB-10	Merrill Lynch	3.00%	11/17/2059	10,000,000	8,869,856	(1,696,438)	566,294	(1,130,144)
Markit CMBX.NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	3,426,000	3,038,813	(565,510)	178,323	(387,187)
Markit CMBX.NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	7,278,000	6,455,481	(1,216,687)	394,168	(822,519)
Markit CMBX.NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	7,214,000	6,398,714	(974,858)	159,572	(815,286)
Markit CMBX.NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	14,423,000	12,792,993	(1,883,457)	253,450	(1,630,007)
Markit CMBX.NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	7,212,000	6,396,940	(941,794)	126,734	(815,060)
Markit CMBX.NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	2,470,000	2,190,854	(361,639)	82,493	(279,146)
Markit CMBX.NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	3,607,000	3,199,357	(462,123)	54,480	(407,643)
Markit CMBX.NA.BBB-10	Morgan Stanley	3.00%	11/17/2059	12,055,000	10,692,612	(2,040,924)	678,536	(1,362,388)
Markit CMBX.NA.BBB-10	Goldman	3.00%	11/17/2059	5,460,000	4,842,942	(838,456)	221,398	(617,058)
						$(26,156,190)	$8,000,506	$(18,155,684)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $8,000,506. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Open Forward Foreign Currency Exchange Contracts at May 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Bank of America	6/8/2021	1,114,000	$1,580,577	$1,582,661	$2,084
Euro	Buy	Goldman Sachs	6/4/2021	3,268,000	3,860,651	3,996,422	135,771
Euro	Buy	J.P. Morgan	6/4/2021	10,000,000	12,181,318	12,228,954	47,636
Euro	Buy	Morgan Stanley	6/4/2021	4,541,000	5,469,660	5,553,168	83,508
Euro	Buy	Morgan Stanley	6/4/2021	16,617,000	19,985,868	20,320,853	334,985
Euro	Buy	State Street Bank and Trust	6/4/2021	6,986,000	8,236,672	8,543,147	306,475
Euro	Buy	State Street Bank and Trust	6/4/2021	2,485,000	3,025,872	3,038,895	13,023
Euro	Buy	State Street Bank and Trust	6/4/2021	15,389,000	18,744,442	18,819,137	74,695
Euro	Buy	State Street Bank and Trust	6/4/2021	5,246,000	6,398,061	6,415,309	17,248
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,015,425

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Goldman Sachs	6/8/2021	9,350,000	$12,900,453	$13,283,552	$(383,099)
British pound	Sell	State Street Bank and Trust	6/8/2021	54,901,000	76,283,963	77,997,892	(1,713,929)
Euro	Sell	Bank of America	6/4/2021	241,000,000	291,976,320	294,717,789	(2,741,469)
Euro	Sell	Bank of America	6/4/2021	4,358,000	5,249,917	5,329,378	(79,461)
Euro	Sell	Goldman Sachs	6/4/2021	8,650,000	10,216,166	10,578,045	(361,879)
Euro	Sell	Goldman Sachs	6/4/2021	4,378,000	5,216,612	5,353,836	(137,224)
Euro	Sell	Goldman Sachs	6/4/2021	562,000	674,730	687,267	(12,537)
Euro	Sell	Morgan Stanley	6/4/2021	1,513,000	1,797,533	1,850,241	(52,708)
Euro	Sell	Morgan Stanley	6/4/2021	3,666,000	4,396,901	4,483,135	(86,234)
Euro	Sell	Morgan Stanley	6/4/2021	1,920,000	2,323,501	2,347,959	(24,458)
Euro	Sell	Morgan Stanley	6/4/2021	1,148,000	1,388,975	1,403,884	(14,909)
Euro	Sell	Morgan Stanley	6/4/2021	1,361,000	1,645,449	1,664,361	(18,912)
Euro	Sell	Morgan Stanley	6/4/2021	1,016,000	1,232,685	1,242,462	(9,777)
Euro	Sell	Morgan Stanley	6/4/2021	986,000	1,189,881	1,205,775	(15,894)
Euro	Sell	Morgan Stanley	6/4/2021	7,181,000	8,741,272	8,781,612	(40,340)
Euro	Sell	State Street Bank and Trust	6/4/2021	7,346,000	8,662,741	8,983,390	(320,649)
Euro	Sell	State Street Bank and Trust	6/4/2021	4,045,000	4,894,473	4,946,612	(52,139)
Euro	Sell	State Street Bank and Trust	6/4/2021	8,010,000	9,718,477	9,795,392	(76,915)
Euro	Sell	State Street Bank and Trust	6/4/2021	7,718,000	9,368,823	9,438,307	(69,484)
Euro	Sell	Toronto Dominion Bank	6/4/2021	1,980,000	2,414,587	2,421,333	(6,746)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(6,218,763)

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

Open Futures Contracts at May 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bund	June 2021	304	Short	EUR	(51,828,437)	EUR	(51,661,760)	$203,254
U.S. 10-Year Ultra Treasury Note	September 2021	1,678	Short		$(243,387,322)		$(243,231,344)	155,978
U.S. 2-Year Treasury Note	September 2021	13,396	Long		2,956,442,432		2,956,957,701	515,269
U.S. 5-Year Treasury Note	September 2021	9,300	Short		(1,151,826,204)		(1,151,819,536)	6,668
Ultra Long U.S. Treasury Bond	September 2021	754	Short		(139,929,869)		(139,678,500)	251,369
Total Unrealized Appreciation on Open Futures Contracts								$1,132,538

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bobl	June 2021	30	Short	EUR	(4,036,448)	EUR	(4,041,600)	$(6,282)
U.S. 10-Year Treasury Note September 2021		1,440	Long		$190,228,781		$189,990,000	(238,781)
U.S. Long Bond	September 2021	368	Long		57,730,670		57,603,500	(127,170)
Total Unrealized Depreciation on Open Futures Contracts								$(372,233)

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$42,400,000	$–	$42,400,000
Common Stocks
Diversified Capital Goods	–	2,067,198	–	2,067,198
Investments & Miscellaneous Financial Services	–	–	48,812	48,812
Machinery	7,279,774	241,215	–	7,520,989
Personal & Household Products	–	176,725	6,669,418	6,846,143
Specialty Retail	23,114,853	3,033,776	–	26,148,629
Transportation:
Infrastructure/Services	–	1,196,970	444,540	1,641,510
Remaining Industries	92,259,160	–	–	92,259,160
Convertible Bonds	–	78,219,287	–	78,219,287
Floating Rate Loans
Building & Construction	–	–	15,564,652	15,564,652
Discount Stores	–	9,753,401	8,081,917	17,835,318
Electric: Generation	–	779,994	1,279,649	2,059,643
Gaming	–	21,586,382	12,280,632	33,867,014
Media: Content	–	–	8,733,508	8,733,508
Personal & Household Products	–	26,798,751	1,244,065	28,042,816
Real Estate Investment Trusts	–	–	10,190,870	10,190,870
Remaining Industries	–	516,380,810	–	516,380,810
Foreign Government Obligations	–	23,612,440	–	23,612,440
High Yield Corporate Bonds
Banking	–	130,858,118	1,000	130,859,118
Metals/Mining (Excluding Steel)	–	302,238,216	5	302,238,221
Specialty Retail	–	311,088,957	1,116	311,090,073
Remaining Industries	–	5,694,951,701	–	5,694,951,701
Non-Agency Commercial Mortgage-Backed Securities	–	73,304,498	20,141,360	93,445,858
Preferred Stocks	–	–	5,793,843	5,793,843
Warrants	–	–	99,409	99,409
Short-Term Investments
Money Market Funds	270,000	–	–	270,000
Repurchase Agreements	–	63,903,692	–	63,903,692
Time Deposits	–	30,000	–	30,000
Total	$122,923,787	$7,302,622,131	$90,574,796	$7,516,120,714

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(3,742,229)	–	(3,742,229)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(18,155,684)	–	(18,155,684)
Forward Foreign Currency Exchange Contracts
Assets	–	1,015,425	–	1,015,425
Liabilities	–	(6,218,763)	–	(6,218,763)
Futures Contracts
Assets	1,132,538	–	–	1,132,538
Liabilities	(372,233)	–	–	(372,233)
Total	$760,305	$(27,101,251)	$–	$(26,340,946)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stock	Warrants
Balance as of December 1, 2020	$7,178,016	$23,517,797	$2,947	$–	$5,793,843	$67,092
Accrued Discounts (Premiums)	–	64,112	–	–	–	–
Realized Gain (Loss)	(3,819,253)	340,113	(56,243)	–	–	(754,852)
Change in Unrealized Appreciation (Depreciation)	3,838,175	271,000	56,640	141,360	–	753,557
Purchases	–	45,487,140	–	20,000,000	–	33,612
Sales	(34,168)	(12,554,457)	(1,223)	–	–	–
Transfers into Level 3	–	10,013,573	–	–	–	–
Transfers out of Level 3	–	(9,763,985)	–	–	–	–
Balance as of May 31, 2021	$7,162,770	$57,375,293	$2,121	$20,141,360	$5,793,843	$99,409
Change in unrealized appreciation/depreciation for the period ended May 31, 2021, related to Level 3 investments held at May 31, 2021	$34,168	$685,229	$24	$141,360	$–	$–

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)

INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 100.59%

ASSET-BACKED SECURITIES 9.75%

Automobiles 1.64%
Avis Budget Rental Car Funding AESOP LLC 2021-1A D†	3.71%		8/20/2027	$12,750	$12,796,632
Carvana Auto Receivables Trust 2019-4A E†	4.70%		10/15/2026	7,250	7,652,364
CPS Auto Trust 2017-A D†	4.61%		12/15/2022	950	956,555
Exeter Automobile Receivables Trust 2020-3A E†	3.44%		8/17/2026	7,500	7,763,087
Exeter Automobile Receivables Trust 2020-3A F†	5.56%		6/15/2027	6,900	7,332,841
Flagship Credit Auto Trust 2019-1 D†	4.08%		2/18/2025	4,000	4,207,058
Foursight Capital Automobile Receivables Trust 2018-1 D†	4.19%		11/15/2023	3,500	3,572,011
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	4,150	4,165,168
Total					48,445,716

Credit Cards 0.45%
Continental Finance Credit Card ABS Master Trust 2020-1A B†	3.66%		12/15/2028	4,000	4,063,624
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	2,831	2,946,137
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	1,844	1,905,139
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	4,424	4,427,790
Total					13,342,690

Other 7.66%
ALM VII Ltd. 2012-7A A2R2†	2.034% (3 Mo. LIBOR +1.85%	)#	7/15/2029	5,883	5,893,128
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 AS†(a)	1.50% (1 Mo. LIBOR + 1.40%	)#	5/15/2036	8,470	8,480,587
Avant Loans Funding Trust 2021-REV1 D†	4.30%		7/15/2030	7,135	7,155,462
Avery Point IV CLO Ltd. 2014-1A BR†	1.776% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	567	567,348
Avery Point V CLO Ltd. 2014-5A AR†	1.17% (3 Mo. LIBOR + 0.98%	)#	7/17/2026	65	64,952
Bain Capital Credit CLO Ltd. 2017-1A A1R†	Zero Coupon#(b)		7/20/2030	9,000	9,000,000
Barings CLO Ltd. 2019-3A BR†	1.722% (3 Mo. LIBOR + 1.60%	)#	4/20/2031	4,480	4,480,292
Benefit Street Partners CLO XII Ltd. 2017-12A C†	3.234% (3 Mo. LIBOR + 3.05%	)#	10/15/2030	1,950	1,900,652

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
BlueMountain CLO Ltd. 2013-1A A2R2†	1.938% (3 Mo. LIBOR + 1.75%	)#	1/20/2029		$1,308	$1,308,581
BlueMountain CLO Ltd. 2016-1A BR†	1.538% (3 Mo. LIBOR + 1.35%	)#	4/20/2027		4,939	4,941,963
BlueMountain CLO Ltd. 2021-28A B†	1.663% (3 Mo. LIBOR + 1.50%	)#	4/15/2034		12,000	12,000,217
CIFC Funding I Ltd. 2021-1A B†	1.686% (3 Mo. LIBOR + 1.55%	)#	4/25/2033		13,000	13,018,452
CIFC Funding Ltd. 2021-4A A†(a)	Zero Coupon	#(b)	7/15/2033		7,000	7,000,000
CIFC Funding Ltd. 2021-4A B†(a)	Zero Coupon	#(b)	7/15/2033		5,600	5,600,000
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		426	426,767
Elevation CLO Ltd. 2014-2A DR†	3.384% (3 Mo. LIBOR + 3.20%	)#	10/15/2029		1,000	1,007,619
Elmwood CLO VIII Ltd. 2021 1A B1†	1.666% (3 Mo. LIBOR + 1.55%	)#	1/20/2034		10,000	10,000,990
Fairstone Financial Issuance Trust I 2020-1A C†(c)	5.162%		10/20/2039	CAD	7,816	6,454,332
Galaxy XXI CLO Ltd. 2015-21A AR†	1.208% (3 Mo. LIBOR + 1.02%	)#	4/20/2031		$1,012	1,012,786
GoldenTree Loan Opportunities Ltd. 2014-9A DR2†	3.177% (3 Mo. LIBOR + 3.00%	)#	10/29/2029		3,750	3,736,852
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.326% (3 Mo. LIBOR + 2.15%	)#	7/25/2027		895	881,908
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048		1,974	2,221,631
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		3,991	4,271,060
HPS Loan Management Ltd. 10-2016 A2R†	1.938% (3 Mo. LIBOR + 1.75%	)#	1/20/2028		1,979	1,981,779
JFIN CLO Ltd. 2013-1A A1NR†	1.578% (3 Mo. LIBOR + 1.39%	)#	1/20/2030		2,000	2,015,142
Kayne CLO III Ltd. 2019-3A BR†	1.656% (3 Mo. LIBOR + 1.55%	)#	4/15/2032		6,630	6,630,000
Kayne CLO Ltd. 2018 2A BR†	1.684% (3 Mo. LIBOR + 1.50%	)#	10/15/2031		6,500	6,500,495
Kayne CLO Ltd. 2020-7A A1†	1.39% (3 Mo. LIBOR + 1.20%	)#	4/17/2033		7,851	7,877,340
KKR CLO Ltd. 18 B†	1.89% (3 Mo. LIBOR + 1.70%	)#	7/18/2030		3,722	3,726,874
KKR CLO Ltd. 30A B1†	2.19% (3 Mo. LIBOR + 2.00%	)#	10/17/2031		5,000	5,018,136
Lending Funding Trust 2020-2A D†	6.77%		4/21/2031		3,415	3,853,721
Madison Park Funding Ltd. 2015-17A BR2†	1.686% (3 Mo. LIBOR + 1.50%	)#	7/21/2030		10,000	10,014,405

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Marble Point CLO XVII Ltd. 2020-1A A†	1.488% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	$4,860	$4,864,290
Mariner Finance Issuance Trust 2021-AA E†	5.40%		3/20/2036	5,340	5,758,780
Mountain View CLO LLC 2017-1A AR†	1.274% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	4,505	4,504,576
Mountain View CLO X Ltd. 2015-10A BR†	1.538% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	2,400	2,397,228
Oaktree EIF III Series I Ltd. 2016-IIIA B†	2.188% (3 Mo. LIBOR + 2.00%	)#	10/20/2027	5,917	5,935,371
OCP CLO Ltd. 2013-4A CRR†	3.176% (3 Mo. LIBOR + 3.00%	)#	4/24/2029	2,250	2,247,077
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.356% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	4,419	4,434,286
Octagon Loan Funding Ltd. 2014-1A ARR†	1.335% (3 Mo. LIBOR + 1.18%	)#	11/18/2031	5,000	5,014,613
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	2,152	2,157,016
Shackleton CLO Ltd. 2015-8A DR†	2.888% (3 Mo. LIBOR + 2.70%	)#	10/20/2027	6,000	5,959,771
Shackleton CLO Ltd. 2019-14A A2†	2.088% (3 Mo. LIBOR + 1.90%	)#	7/20/2030	6,782	6,786,656
Signal Peak CLO 2 LLC 2015-1A DR2†	3.038% (3 Mo. LIBOR + 2.85%	)#	4/20/2029	2,000	1,969,906
TCW CLO AMR Ltd. 2019-1A D†	3.146% (3 Mo. LIBOR + 2.99%	)#	2/15/2029	3,750	3,768,812
Voya CLO Ltd. 2018-4A A1AR†(a)	Zero Coupon	#(b)	1/15/2032	3,950	3,950,000
Wind River CLO Ltd. 2015-2A DR†	2.784% (3 Mo. LIBOR + 2.60%	)#	10/15/2027	3,750	3,765,068
ZAXBY’S FUNDING LLC 2021-1A A2†(a)	3.238%		7/30/2051	3,811	3,835,482	(d)
Total					226,392,403
Total Asset-Backed Securities (cost $285,333,892)					288,180,809

				Shares (000)

COMMON STOCKS 0.19%

Miscellaneous 0.01%
UTEX Industries, Inc.				7	308,616

Oil 0.18%
Oasis Petroleum, Inc.				58	5,169,242
Total Common Stocks (cost $5,446,671)					5,477,858

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 64.14%

Aerospace/Defense 1.22%
Boeing Co. (The)	4.875%		5/1/2025	$4,748	$5,336,623
Boeing Co. (The)	5.15%		5/1/2030	9,572	11,213,534
Boeing Co. (The)	5.705%		5/1/2040	4,490	5,597,611
Boeing Co. (The)	5.805%		5/1/2050	8,644	11,135,355
Boeing Co. (The)	5.93%		5/1/2060	2,139	2,785,889
Total					36,069,012

Air Transportation 0.45%
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(e)	5.00%		12/15/2023	1,690	1,708,204
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		10/1/2022	4,948	4,942,089
American Airlines Group, Inc.†	3.75%		3/1/2025	1,924	1,738,978
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026	3,003	3,194,452
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025	1,572	1,784,219
Total					13,367,942

Apparel 0.52%
PVH Corp.	7.75%		11/15/2023	5,967	6,891,160
Tapestry, Inc.	4.125%		7/15/2027	7,718	8,444,076
Total					15,335,236

Auto Parts: Original Equipment 0.24%
American Axle & Manufacturing, Inc.	6.875%		7/1/2028	2,794	3,035,276
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	2,700	2,939,625
ZF North America Capital, Inc.†	4.50%		4/29/2022	1,000	1,024,615
Total					6,999,516

Automotive 1.61%
Ford Motor Co.	7.45%		7/16/2031	15,614	19,735,550
General Motors Co.	6.75%		4/1/2046	17,843	24,881,876
Tesla, Inc.†	5.30%		8/15/2025	2,795	2,901,154
Total					47,518,580

Banks: Regional 6.14%
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032	3,633	3,686,027
Bank of Ireland Group plc (Ireland)(e)	4.125% (5 Yr Treasury CMT + 2.50%	)#	9/19/2027	12,794	13,116,268
BankUnited, Inc.	5.125%		6/11/2030	9,962	11,477,042

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Barclays Bank plc (United Kingdom)†(e)	10.179%		6/12/2021		$2,840	$2,847,658
BBVA Bancomer SA†	5.125% (5 Yr Treasury CMT + 2.65%	)#	1/18/2033		4,300	4,488,534
BNP Paribas SA (France)†(e)	4.50% (5 Yr Treasury CMT + 2.94%	)#	–	(f)	4,153	4,131,093
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032		3,637	3,648,221
Citigroup, Inc.	4.60%		3/9/2026		2,161	2,481,456
Danske Bank A/S (Denmark)†(e)	4.375%		6/12/2028		875	972,116
Danske Bank A/S (Denmark)†(e)	5.375%		1/12/2024		12,000	13,381,435
Discover Bank	4.682% (5 Yr Swap rate + 1.73%	)#	8/9/2028		7,750	8,251,541
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		8,237	11,765,930
Intesa Sanpaolo SpA (Italy)†(e)(a)	4.198%		6/1/2032		2,014	2,043,601
Macquarie Bank Ltd. (Australia)†(e)	3.052% (5 Yr Treasury CMT + 1.70%	)#	3/3/2036		6,720	6,541,516
Macquarie Bank Ltd. (Australia)†(e)	4.875%		6/10/2025		1,850	2,076,034
Morgan Stanley	5.00%		11/24/2025		4,496	5,219,386
Morgan Stanley	5.875% (3 Mo. LIBOR + 4.44%	)#	–	(f)	6,542	7,466,058
National Australia Bank Ltd. (Australia)†(e)	2.99%		5/21/2031		3,443	3,462,900
National Australia Bank Ltd. (Australia)†(e)	3.933% (5 Yr Treasury CMT + 1.88%	)#	8/2/2034		11,000	11,793,760
Texas Capital Bancshares, Inc.	4.00% (5 Yr Treasury CMT + 3.15%	)#	5/6/2031		8,000	8,184,000
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.625%		5/30/2022		1,109	1,136,331
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.75%		1/30/2023		1,832	1,883,593
UBS AG	7.625%		8/17/2022		8,750	9,490,774
UBS AG (Switzerland)(e)	5.125%		5/15/2024		13,800	15,266,043
Webster Financial Corp.	4.10%		3/25/2029		4,986	5,448,346
Westpac Banking Corp. (Australia)(e)	2.668% (5 Yr Treasury CMT + 1.75%	)#	11/15/2035		8,000	7,773,360
Westpac Banking Corp. (Australia)(e)	4.11% (5 Yr Treasury CMT + 2.00%	)#	7/24/2034		9,061	9,855,740
Westpac Banking Corp. (Australia)(e)	4.322% (5 Yr Swap rate + 2.24%	)#	11/23/2031		3,197	3,567,944
Total						181,456,707

Beverages 0.94%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036		17,000	20,285,740
Central American Bottling Corp. (Guatemala)†(e)	5.75%		1/31/2027		7,000	7,352,240
Total						27,637,980

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production 0.61%
Regeneron Pharmaceuticals, Inc.	1.75%	9/15/2030	$7,887	$7,398,323
Royalty Pharma plc†	2.20%	9/2/2030	11,181	10,760,935
Total				18,159,258

Building Materials 0.18%
Owens Corning, Inc.	7.00%	12/1/2036	3,747	5,258,610

Business Services 1.22%
CoStar Group, Inc.†	2.80%	7/15/2030	5,328	5,315,888
Global Payments, Inc.	2.90%	5/15/2030	3,580	3,675,123
Global Payments, Inc.	3.20%	8/15/2029	9,385	9,897,305
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%	11/1/2026	2,837	2,974,339
United Rentals North America, Inc.	3.875%	11/15/2027	13,375	14,077,655
Total				35,940,310

Computer Hardware 1.49%
Ahead DB Holdings LLC†	6.625%	5/1/2028	2,228	2,258,824
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	10,953	13,063,661
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	9,807	15,415,583
Leidos Holdings, Inc.	5.95%	12/1/2040	1,325	1,574,086
Leidos, Inc.†	4.375%	5/15/2030	2,052	2,307,556
Leidos, Inc.	5.50%	7/1/2033	353	418,543
Leidos, Inc.	7.125%	7/1/2032	6,806	9,135,762
Total				44,174,015

Computer Software 0.57%
Oracle Corp.	2.875%	3/25/2031	3,627	3,718,568
Twilio, Inc.	3.625%	3/15/2029	2,003	2,017,382
Twilio, Inc.	3.875%	3/15/2031	2,271	2,303,509
VMware, Inc.	4.70%	5/15/2030	7,471	8,687,890
Total				16,727,349

Construction/Homebuilding 0.88%
NVR, Inc.	3.00%	5/15/2030	10,854	11,342,805
PulteGroup, Inc.	6.375%	5/15/2033	6,069	7,899,107
PulteGroup, Inc.	7.875%	6/15/2032	2,965	4,214,006
Shea Homes LP/Shea Homes Funding Corp.†	4.75%	2/15/2028	2,400	2,412,912
Total				25,868,830

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.79%
AstraZeneca plc (United Kingdom)(e)	6.45%	9/15/2037	$3,600	$5,246,677
Bayer Corp.†	6.65%	2/15/2028	5,520	6,949,480
Bayer US Finance II LLC†	4.375%	12/15/2028	5,400	6,146,583
Cigna Corp.	4.80%	7/15/2046	228	279,131
Cigna Corp.	6.125%	11/15/2041	3,380	4,719,686
Total				23,341,557

Electric: Power 6.55%
AES Corp. (The)†	2.45%	1/15/2031	5,975	5,799,788
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%	8/1/2028	10,702	11,955,449
Cleco Power LLC	6.00%	12/1/2040	4,904	6,389,294
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	3,324,647
Emera US Finance LP	4.75%	6/15/2046	6,840	7,838,424
Exelon Generation Co. LLC	5.60%	6/15/2042	3,680	4,191,442
Exelon Generation Co. LLC	5.75%	10/1/2041	3,736	4,252,269
Exelon Generation Co. LLC	6.25%	10/1/2039	3,483	4,137,487
FirstEnergy Corp.	4.40%	7/15/2027	5,500	6,002,549
FirstEnergy Transmission LLC†	4.55%	4/1/2049	7,480	8,361,595
IPALCO Enterprises, Inc.	4.25%	5/1/2030	9,961	11,099,972
Metropolitan Edison Co.†	4.00%	4/15/2025	955	1,015,250
NRG Energy, Inc.†	2.45%	12/2/2027	1,323	1,331,766
NRG Energy, Inc.†	4.45%	6/15/2029	13,505	14,780,984
Oglethorpe Power Corp.	4.20%	12/1/2042	1,070	1,119,287
Oglethorpe Power Corp.	5.95%	11/1/2039	8,831	11,353,188
Origin Energy Finance Ltd. (Australia)†(e)	5.45%	10/14/2021	4,289	4,367,375
Pacific Gas and Electric Co.	4.55%	7/1/2030	29,451	31,007,976
Pike Corp.†	5.50%	9/1/2028	2,799	2,865,448
PSEG Power LLC	8.625%	4/15/2031	14,230	21,592,107
Puget Energy, Inc.	3.65%	5/15/2025	4,587	4,957,712
Puget Energy, Inc.	4.10%	6/15/2030	11,109	12,274,032
Vistra Operations Co. LLC†	3.55%	7/15/2024	13,009	13,684,741
Total				193,702,782

Electrical Equipment 0.21%
Skyworks Solutions, Inc.	3.00%	6/1/2031	6,174	6,259,932

Energy Equipment & Services 0.14%
Topaz Solar Farms LLC†	5.75%	9/30/2039	3,522	4,081,001

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.35%
Fluor Corp.	4.25%		9/15/2028		$10,250	$10,480,625

Entertainment 0.38%
Caesars Entertainment, Inc.†	6.25%		7/1/2025		3,333	3,516,881
CCM Merger, Inc.†	6.375%		5/1/2026		3,030	3,203,422
Live Nation Entertainment, Inc.†	4.75%		10/15/2027		2,915	2,980,748
Scientific Games International, Inc.†	7.25%		11/15/2029		1,500	1,663,200
Total						11,364,251

Financial Services 3.77%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.50%		1/15/2025		7,107	7,525,205
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.875%		1/23/2028		5,000	5,288,749
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.875%		1/16/2024		2,674	2,918,624
Aircastle Ltd.†	2.85%		1/26/2028		9,970	9,810,248
Aircastle Ltd.	4.25%		6/15/2026		9,806	10,610,434
Ally Financial, Inc.	4.70% (5 Yr Treasury CMT + 3.87%	)#	–	(f)	3,182	3,277,460
Ally Financial, Inc.	8.00%		11/1/2031		7,990	11,302,933
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.25%		4/15/2026		1,134	1,220,621
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.125%		10/1/2023		3,587	3,871,895
Brightsphere Investment Group, Inc.	4.80%		7/27/2026		3,933	4,272,990
Charles Schwab Corp. (The)	5.375% (5 Yr Treasury CMT + 4.97%	)#	–	(f)	11,517	12,783,870
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024		4,239	4,189,422
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028		2,900	2,878,119
Navient Corp.	6.75%		6/25/2025		7,825	8,608,478
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		4,123	4,617,259
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		5,679	6,321,928
OneMain Finance Corp.	4.00%		9/15/2030		2,955	2,863,764
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.50%		2/15/2024		8,146	8,957,713
Total						111,319,712

Food 0.29%
Kraft Heinz Foods Co.	4.375%		6/1/2046		3,278	3,520,759
Kraft Heinz Foods Co.	4.875%		10/1/2049		4,437	5,099,133
Total						8,619,892

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 2.50%
Centene Corp.	4.625%	12/15/2029	$6,238	$6,742,436
CommonSpirit Health	3.347%	10/1/2029	2,475	2,655,594
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	7,590	8,464,192
Fresenius Medical Care US Finance III, Inc.†	2.375%	2/16/2031	4,000	3,851,417
Fresenius Medical Care US Finance III, Inc.†	3.75%	6/15/2029	4,450	4,763,450
HCA, Inc.	5.50%	6/15/2047	10,715	13,483,768
New York and Presbyterian Hospital (The)	3.954%	8/1/2099	5,655	6,312,218
Northwell Healthcare, Inc.	3.979%	11/1/2046	4,781	5,224,423
Universal Health Services, Inc.†	2.65%	10/15/2030	12,786	12,669,456
Universal Health Services, Inc.†	5.00%	6/1/2026	6,807	7,003,722
US Renal Care, Inc.†	10.625%	7/15/2027	2,660	2,777,944
Total				73,948,620

Insurance 2.44%
Aon Corp.	8.205%	1/1/2027	5,545	7,298,892
Assurant, Inc.	3.70%	2/22/2030	9,896	10,553,955
CNO Financial Group, Inc.	5.25%	5/30/2025	10,855	12,328,937
CNO Financial Group, Inc.	5.25%	5/30/2029	9,239	10,850,235
Kemper Corp.	2.40%	9/30/2030	7,965	7,787,254
Protective Life Corp.	8.45%	10/15/2039	5,103	7,951,676
Selective Insurance Group, Inc.	5.375%	3/1/2049	5,081	6,116,521
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	7,365	9,181,487
Total				72,068,957

Leisure 0.54%
Carnival Corp.†	11.50%	4/1/2023	8,714	9,981,626
NCL Corp. Ltd.†	3.625%	12/15/2024	3,100	2,966,607
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	3,050	2,936,311
Total				15,884,544

Machinery: Agricultural 1.82%
Altria Group, Inc.	5.95%	2/14/2049	16,049	19,746,603
BAT Capital Corp.	4.39%	8/15/2037	16,555	17,204,021
BAT Capital Corp.	4.70%	4/2/2027	767	864,351
Imperial Brands Finance plc (United Kingdom)†(e)	3.875%	7/26/2029	6,841	7,336,443
MHP Lux SA (Luxembourg)†(e)	6.25%	9/19/2029	1,000	989,400
MHP Lux SA (Luxembourg)†(e)	6.95%	4/3/2026	2,000	2,088,540
Viterra Finance BV (Netherlands)†(e)	3.20%	4/21/2031	5,555	5,510,444
Total				53,739,802

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 1.11%
CNH Industrial Capital LLC	4.375%		4/5/2022	$6,102	$6,306,579
nVent Finance Sarl (Luxembourg)(e)	4.55%		4/15/2028	10,408	11,243,030
Stanley Black & Decker, Inc.	4.00% (5 Yr Treasury CMT + 2.66%	)#	3/15/2060	6,548	6,985,406
Westinghouse Air Brake Technologies Corp.	3.20%		6/15/2025	238	254,248
Westinghouse Air Brake Technologies Corp.	4.95%		9/15/2028	7,000	8,075,341
Total					32,864,604

Manufacturing 1.50%
General Electric Co.	3.514% (3 Mo. LIBOR + 3.33%	)#	–(f)	46,079	44,376,381

Media 1.74%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045	11,029	14,537,205
Cox Communications, Inc.†	8.375%		3/1/2039	4,457	7,278,546
Time Warner Cable LLC	7.30%		7/1/2038	15,865	22,489,638
Time Warner Entertainment Co. LP	8.375%		7/15/2033	4,675	6,982,700
Total					51,288,089

Metal Fabricating 0.08%
Valmont Industries, Inc.	5.25%		10/1/2054	1,983	2,334,737

Metals & Minerals: Miscellaneous 2.31%
Alcoa Nederland Holding BV (Netherland)†(e)	4.125%		3/31/2029	10,000	10,244,150
Anglo American Capital plc (United Kingdom)†(e)	2.625%		9/10/2030	7,000	6,943,911
Anglo American Capital plc (United Kingdom)†(e)	4.50%		3/15/2028	3,500	3,985,501
Anglo American Capital plc (United Kingdom)†(e)	4.75%		4/10/2027	6,235	7,193,732
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	4.375%		4/1/2031	10,291	10,764,900
Freeport-McMoRan, Inc.	4.25%		3/1/2030	3,071	3,309,356
Freeport-McMoRan, Inc.	5.25%		9/1/2029	2,250	2,504,059
Freeport-McMoRan, Inc.	5.45%		3/15/2043	6,815	8,237,631
Glencore Finance Canada Ltd. (Canada)†(e)	4.25%		10/25/2022	660	693,443
Glencore Finance Canada Ltd. (Canada)†(e)	5.55%		10/25/2042	5,774	7,143,428
Glencore Funding LLC†	2.85%		4/27/2031	4,617	4,608,365
Glencore Funding LLC†	3.00%		10/27/2022	836	862,552
Glencore Funding LLC†	4.125%		5/30/2023	1,599	1,704,272
Total					68,195,300

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.11%
NiSource, Inc.	5.95%		6/15/2041	$2,373	$3,207,147

Oil 8.68%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%		2/15/2026	2,770	2,970,825
Apache Corp.	5.10%		9/1/2040	11,965	12,363,494
Berry Petroleum Co. LLC†	7.00%		2/15/2026	5,441	5,393,446
California Resources Corp.†	7.125%		2/1/2026	2,183	2,262,134
Callon Petroleum Co.	6.25%		4/15/2023	3,250	3,078,400
Canadian Natural Resources Ltd. (Canada)(e)	7.20%		1/15/2032	6,558	8,783,981
Cenovus Energy, Inc. (Canada)(e)	5.375%		7/15/2025	13,000	14,844,150
Centennial Resource Production LLC†	6.875%		4/1/2027	5,000	5,004,250
Cimarex Energy Co.	4.375%		3/15/2029	6,221	6,991,313
Continental Resources, Inc.	4.90%		6/1/2044	6,806	7,392,031
Diamondback Energy, Inc.	2.875%		12/1/2024	5,260	5,596,237
Diamondback Energy, Inc.	3.50%		12/1/2029	7,039	7,466,823
Diamondback Energy, Inc.	4.75%		5/31/2025	3,289	3,726,312
Diamondback Energy, Inc.	5.375%		5/31/2025	10,400	10,691,974
Encino Acquisition Partners Holdings LLC†	8.50%		5/1/2028	5,587	5,605,269
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%		1/30/2028	2,812	2,980,523
Eni SpA (Italy)†(e)	5.70%		10/1/2040	11,398	14,320,647
EQT Corp.†	3.625%		5/15/2031	1,512	1,559,152
Helmerich & Payne, Inc.	4.65%		3/15/2025	18,511	20,444,487
Hess Corp.	5.60%		2/15/2041	4,353	5,258,768
Hess Corp.	5.80%		4/1/2047	7,346	9,227,800
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028	8,899	9,355,074
Laredo Petroleum, Inc.	10.125%		1/15/2028	6,000	6,412,830
Matador Resources Co.	5.875%		9/15/2026	6,000	6,030,000
MEG Energy Corp. (Canada)†(e)	7.125%		2/1/2027	1,943	2,086,316
Nabors Industries Ltd.†	7.25%		1/15/2026	3,210	2,797,082
Occidental Petroleum Corp.	1.606% (3 Mo. LIBOR + 1.45%	)#	8/15/2022	188	186,649
Occidental Petroleum Corp.	3.50%		8/15/2029	67	62,904
Occidental Petroleum Corp.	6.625%		9/1/2030	4,933	5,659,680
OGX Austria GmbH (Brazil)†(g)(e)	8.50%		6/1/2018	1,800	36
Ovintiv, Inc.	6.50%		2/1/2038	2,362	3,097,116
Ovintiv, Inc.	6.625%		8/15/2037	4,000	5,264,604
Patterson-UTI Energy, Inc.	3.95%		2/1/2028	11,622	11,552,294
PDC Energy, Inc.	5.75%		5/15/2026	6,000	6,270,060

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Range Resources Corp.†	8.25%		1/15/2029	$2,680	$2,991,992
SM Energy Co.	6.125%		11/15/2022	1,000	998,125
SM Energy Co.	6.625%		1/15/2027	2,426	2,434,539
SM Energy Co.	6.75%		9/15/2026	2,324	2,322,257
Suncor Energy Ventures Corp. (Canada)†(e)	4.50%		4/1/2022	8,775	8,998,443
Suncor Energy, Inc. (Canada)(e)	7.875%		6/15/2026	8,027	10,256,634
Viper Energy Partners LP†	5.375%		11/1/2027	2,935	3,056,069
WPX Energy, Inc.	4.50%		1/15/2030	9,938	10,743,177
Total					256,537,897

Oil: Crude Producers 2.54%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	6,000	4,996,320
Cheniere Corpus Christi Holdings LLC	3.70%		11/15/2029	2,500	2,687,673
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027	7,707	8,949,639
Enbridge Energy Partners LP	7.50%		4/15/2038	5,000	7,145,927
Enbridge, Inc. (Canada)(e)	6.00% (3 Mo. LIBOR + 3.89%	)#	1/15/2077	4,462	4,823,573
MPLX LP	1.285% (3 Mo. LIBOR + 1.10%	)#	9/9/2022	8,000	8,004,986
NGPL PipeCo LLC†	3.25%		7/15/2031	525	532,627
NGPL PipeCo LLC†	4.875%		8/15/2027	16,607	19,008,115
Sabal Trail Transmission LLC†	4.246%		5/1/2028	7,539	8,460,738
Williams Cos., Inc. (The)	8.75%		3/15/2032	7,000	10,482,423
Total					75,092,021

Oil: Integrated Domestic 0.43%
Halliburton Co.	7.45%		9/15/2039	4,869	6,977,691
NOV, Inc.	3.60%		12/1/2029	5,632	5,869,729
Total					12,847,420

Paper & Forest Products 0.26%
Suzano Austria GmbH (Brazil)(e)	3.75%		1/15/2031	7,531	7,827,420

Real Estate Investment Trusts 3.68%
American Campus Communities Operating Partnership LP	3.875%		1/30/2031	12,342	13,489,570
American Homes 4 Rent LP	4.25%		2/15/2028	5,564	6,199,824
American Homes 4 Rent LP	4.90%		2/15/2029	3,352	3,870,160
Country Garden Holdings Co. Ltd. (China)(e)	4.75%		1/17/2023	875	894,670
Country Garden Holdings Co. Ltd. (China)(e)	4.75%		9/28/2023	7,650	7,805,513

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
CyrusOne LP	3.45%	11/15/2029	$5,200	$5,450,645
EPR Properties	4.95%	4/15/2028	7,732	8,106,722
Equinix, Inc.	5.375%	5/15/2027	15,609	16,740,881
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	7,325	8,622,587
Goodman US Finance Three LLC†	3.70%	3/15/2028	7,250	7,778,215
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030	5,372	5,186,827
Kennedy-Wilson, Inc.	4.75%	3/1/2029	2,044	2,096,858
MPT Operating Partnership LP/ MPT Finance Corp.	4.625%	8/1/2029	9,632	10,231,640
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	2,780	2,971,125
Physicians Realty LP	3.95%	1/15/2028	1,054	1,139,612
SL Green Realty Corp.	4.50%	12/1/2022	1,590	1,662,028
Weyerhaeuser Co.	8.50%	1/15/2025	5,223	6,556,049
Total				108,802,926

Retail 0.93%
Carvana Co.†	5.625%	10/1/2025	1,592	1,641,925
Carvana Co.†	5.875%	10/1/2028	1,613	1,694,021
Ken Garff Automotive LLC†	4.875%	9/15/2028	1,715	1,711,784
L Brands, Inc.	6.875%	11/1/2035	3,545	4,276,458
Nordstrom, Inc.	4.375%	4/1/2030	2,935	3,015,048
Party City Holdings, Inc.†	8.75%	2/15/2026	2,875	3,047,500
PetSmart, Inc./Petsmart Finance Corp.†	7.75%	2/15/2029	2,745	3,025,505
Rite Aid Corp.†	8.00%	11/15/2026	2,770	2,882,033
Specialty Building Products Holdings LLC/ SBP Finance Corp.†	6.375%	9/30/2026	3,515	3,663,456
Yum! Brands, Inc.	6.875%	11/15/2037	1,949	2,400,768
Total				27,358,498

Steel 0.28%
Steel Dynamics, Inc.	5.00%	12/15/2026	4,985	5,219,761
U.S. Steel Corp.	6.875%	3/1/2029	2,950	3,094,447
Total				8,314,208

Technology 1.46%
E*TRADE Financial Corp.	3.80%	8/24/2027	1,448	1,612,718
E*TRADE Financial Corp.	4.50%	6/20/2028	5,499	6,328,281
Expedia Group, Inc.†	2.95%	3/15/2031	4,981	4,974,859
Expedia Group, Inc.†	4.625%	8/1/2027	4,483	5,078,970

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Technology (continued)
Netflix, Inc.(c)	3.625%		5/15/2027		EUR	5,900	$8,267,124
Prosus NV (Netherlands)†(e)	3.68%		1/21/2030			$11,000	11,691,987
Uber Technologies, Inc.†	6.25%		1/15/2028			2,715	2,932,200
VeriSign, Inc.(a)	2.70%		6/15/2031			2,141	2,149,136
Total							43,035,275

Telecommunications 2.77%
AT&T, Inc.(c)	2.875% (5 Yr EUR CMT + 3.14%	)#	–	(f)	EUR	20,500	25,273,081
AT&T, Inc.†	3.50%		9/15/2053			$15,698	14,916,844
AT&T, Inc.	3.65%		6/1/2051			7,000	7,010,162
AT&T, Inc.	4.30%		2/15/2030			26,988	30,747,438
Switch Ltd.†	3.75%		9/15/2028			2,247	2,236,023
Zayo Group Holdings, Inc.†	6.125%		3/1/2028			1,592	1,622,678
Total							81,806,226

Transportation: Miscellaneous 0.41%
Canadian Pacific Railway Co. (Canada)(e)	9.45%		8/1/2021			500	507,540
CSX Transportation, Inc.	7.875%		5/15/2043			511	832,083
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025			9,750	10,713,943
Total							12,053,566
Total Corporate Bonds (cost $1,803,691,399)							1,895,266,735

FLOATING RATE LOANS(h) 8.99%

Advertising 0.52%
Lamar Media Corporation 2020 Term Loan B	1.595% (1 Mo. LIBOR + 1.50%	)	2/5/2027			15,585	15,429,397

Aerospace/Defense 0.24%
Boeing Company The Delayed Draw Term Loan	1.434% (3 Mo. LIBOR + 1.25%	)	2/7/2022			6,945	6,948,239

Automotive 0.11%
Ford Motor Company Unsecured Term Loan	1.85% (1 Mo. LIBOR + 1.75%	)	12/31/2022			3,315	3,290,054	(i)

Business Services 1.02%
Global Payments Inc. 2019 Term Loan	2.022% (3 Mo. LIBOR + 1.88%	)	7/9/2024			5,483	5,456,079	(i)
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	1.802% (3 Mo. LIBOR + 1.63%	)	1/17/2025			6,973	6,968,556	(i)

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Business Services (continued)
Trans Union, LLC 2019 Term Loan B5	1.843% (1 Mo. LIBOR + 1.75%	)	11/16/2026	$17,731		$17,685,529
Total						30,110,164

Computer Software 0.06%
EagleView Technology Corporation 2018 Add On Term Loan B	3.635% (3 Mo. LIBOR + 3.50%	)	8/14/2025	1,734		1,708,242
Veritas Bermuda Ltd. USD Repriced Term Loan B	–	(j)	1/27/2023	–	(k)	1
Total						1,708,243

Containers 0.34%
Owens-Illinois Inc. 2019 Tranche A Term Loan A	1.593% (1 Mo. LIBOR + 1.50%	)	6/25/2024	9,945		9,895,585	(i)

Entertainment 0.56%
Churchill Downs Incorporated 2021 Incremental Term Loan B1	2.10% (1 Mo. LIBOR + 2.00%	)	3/10/2028	6,392		6,351,948	(i)
Playtika Holding Corp 2021 Term Loan	2.843% (1 Mo. LIBOR + 2.75%	)	3/13/2028	8,000		7,980,440
Scientific Games International, Inc. 2018 Term Loan B5	2.843% (1 Mo. LIBOR + 2.75%	)	8/14/2024	2,170		2,152,841
Total						16,485,229

Environmental Services 0.03%
Stericycle Inc 2017 Term Loan	1.468% - 1.73% (1 Mo. LIBOR + 1.38% (1 Mo. LIBOR + 1.63%	) )	11/17/2022	847		840,333	(i)

Food: Wholesale 0.67%
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)	2.093% (1 Mo. LIBOR + 2.00%	)	5/1/2026	19,906		19,883,630

Government 0.84%
Seminole Tribe of Florida 2018 Term Loan B	1.843% (1 Mo. LIBOR + 1.75%	)	7/8/2024	24,870		24,893,518

Health Care Services 0.37%
DaVita, Inc. 2019 Delayed Draw Term Loan A	1.593% (1 Mo. LIBOR + 1.50%	)	8/12/2024	11,116		11,074,548

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.69%
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.842% (1 Mo. LIBOR + 1.75%)		6/22/2026	$12,939	$12,849,061
Resorts World Las Vegas LLC Term Loan A	1.60% (1 Mo. LIBOR + 1.50%	)	4/16/2024	1,088	1,071,188	(i)
Wyndham Hotels & Resorts, Inc. Term Loan B	1.843% (1 Mo. LIBOR + 1.75%	)	5/30/2025	6,369	6,326,509
Total					20,246,758

Media 0.39%
Banijay Entertainment S.A.S USD Term Loan (France)	3.857%		3/1/2025	5,771	5,761,363
Nielsen Finance LLC USD Term Loan B4	2.095% (1 Mo. LIBOR + 2.00%	)	10/4/2023	5,829	5,833,903
Total					11,595,266

Metal Fabricating 0.02%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)	8.50% (1 Mo. LIBOR + 6.50%	)	3/6/2024	622	620,660

Miscellaneous 0.00%
UTEX Industries Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%	)	12/3/2025	62	62,299
UTEX Industries Inc. 2020 Second Out Term Loan PIK 5.75%	5.25% (1 Mo. LIBOR + 5.25%	)	12/3/2025	40	38,537
Total					100,836

Oil 0.17%
Hess Corporation Term Loan	2.872% (3 Mo. LIBOR + 2.73%	)	3/16/2023	5,000	4,987,500	(i)

Real Estate Investment Trusts 0.84%
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.095% (1 Mo. LIBOR + 1.00%	)	1/31/2025	6,658	6,591,796
VICI Properties 1 LLC Replacement Term Loan B	1.843% (1 Mo. LIBOR + 1.75%	)	12/20/2024	18,358	18,212,952
Total					24,804,748

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Retail 0.94%
AI Aqua Merger Sub, Inc. 2017 1st Lien Term Loan B	4.25% (1 Mo. LIBOR + 3.25%	)	12/13/2023	$4,929		$4,932,357
Murphy USA Inc Term Loan B	2.25% (1 Mo. LIBOR + 1.75%	)	1/31/2028	22,912		22,976,600
Total						27,908,957

Technology 0.21%
Comcast Hulu Holdings, LLC Term Loan A	0.968% (1 Mo. LIBOR + 0.88%	)	3/15/2024	6,331		6,298,903	(i)

Telecommunications 0.55%
CenturyLink, Inc. 2020 Term Loan A	2.093% (1 Mo. LIBOR + 2.00%	)	1/31/2025	8,789		8,751,406
LogMeIn, Inc. Term Loan B	4.845% (1 Mo. LIBOR + 4.75%	)	8/31/2027	7,617		7,628,109
Total						16,379,515

Transportation: Miscellaneous 0.42%
XPO Logistics, Inc. 2018 Term Loan B	1.858% (1 Mo. LIBOR + 1.75%	)	2/24/2025	12,314		12,271,315
Total Floating Rate Loans (cost $265,858,654)						265,773,398

FOREIGN GOVERNMENT OBLIGATIONS 0.18%

Sri Lanka
Republic of Sri Lanka†(e) (cost $4,518,449)	5.875%		7/25/2022	5,840		5,197,600

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%

Financial: Miscellaneous 0.01%
Government National Mortgage Assoc. 2013-48 IO(m)	0.584%	#(l)	7/16/2054	10,440		250,496

Government Agency 0.00%
Federal Home Loan Mortgage Corp. 1137 M IO(m)	1185.497%		9/15/2021	–	(k)	1
Federal Home Loan Mortgage Corp. 1180 G IO(m)	1008.40%		11/15/2021	–	(k)	7
Federal Home Loan Mortgage Corp. 1200 IB IO(m)	1007.00%		2/15/2022	–	(k)	3
Federal Home Loan Mortgage Corp. 1241 X IO(m)	982.654%		4/15/2022	–	(k)	3
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	3		3,336
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	–	(k)	117
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	–	(k)	5

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Government Agency (continued)
Federal National Mortgage Assoc. 1991-158 E IO(m)	1008.00%	#(l)	12/25/2021	$–	(K)	$7
Federal National Mortgage Assoc. 94 2 IO(m)	9.50%		8/25/2021	–	(k)	–	(k)
Total						3,479
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $430,893)						253,975

MUNICIPAL BONDS 0.73%

Miscellaneous
Metropolitan Transportation Authority	6.668%		11/15/2039	6,470		9,164,878
New Jersey Transportation Trust Fund Authority	4.081%		6/15/2039	725		798,225
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	2,665		2,903,998
State of Illinois	4.95%		6/1/2023	918		950,201
State of Illinois	5.10%		6/1/2033	6,855		7,880,020
Total Municipal Bonds (cost $20,754,424)						21,697,322

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.18%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(l)	12/25/2059	893		901,005
BBCMS Mortgage Trust 2019-BWAY C†	1.711% (1 Mo. LIBOR + 1.61%	)#	11/15/2034	3,950		3,895,553
Benchmark Mortgage Trust 2020-B22 E†	2.00%		1/15/2054	5,750		4,489,594
BFLD 2019-DPLO E†	2.341% (1 Mo. LIBOR + 2.24%	)#	10/15/2034	8,000		7,955,743
BX Commercial Mortgage Trust 2019-IMC-E†	2.251% (1 Mo. LIBOR + 2.15%	)#	4/15/2034	4,000		3,968,778
BX Commercial Mortgage Trust 2019-XL D†	1.551% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	6,586		6,598,754
BX Commercial Mortgage Trust 2019-XL E†	1.901% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	5,574		5,586,050
BX Commercial Mortgage Trust 2019-XL F†	2.101% (1 Mo. LIBOR + 2.00%	)#	10/15/2036	6,197		6,211,129
Citigroup Commercial Mortgage Trust 2016-P3 C	4.887%	#(l)	4/15/2049	5,960		6,338,173
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.321%	#(l)	7/10/2050	3,018		3,104,416
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(l)	2/25/2050	2,321		2,359,776
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(l)	1/25/2060	1,380		1,398,779
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	984		1,000,398
Great Wolf Trust 2019-WOLF A†	1.135% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	8,100		8,120,259

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust 2019-WOLF E†	2.833% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	$1,902	$1,866,799
GS Mortgage Securities Corp. II 2021-ROSS G†	4.80% (1 Mo. LIBOR + 4.65%	)#	5/15/2026	5,160	5,191,518
GS Mortgage Securities Trust 2013-G1 A2 IO(m)	0.181%	#(l)	11/10/2048	30,000	286,500
GS Mortgage Securities Trust 2013-GC12 XA IO(m)	1.401%	#(l)	6/10/2046	20,768	442,951
GS Mortgage Securities Trust 2013-GC12 XB IO(m)	0.518%	#(l)	6/10/2046	47,400	441,555
GS Mortgage Securities Trust 2015-GC32 C	4.422%	#(l)	7/10/2048	1,022	1,102,651
HPLY Trust 2019-HIT A†	1.101% (1 Mo. LIBOR + 1.00%	)#	11/15/2036	3,051	3,054,401
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†(m)	0.541%	#(l)	8/5/2034	16,028	368,324
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†(m)	0.493%	#(l)	8/5/2034	18,308	102,891
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.267%	#(l)	7/15/2048	1,674	1,781,352
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	2,700	2,728,738
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	513	338,742
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(l)	1/26/2060	850	865,781
One Bryant Park Trust 2019-OBP A†	2.516%		9/15/2054	10,000	10,290,374
One New York Plaza Trust 2020-1NYP B†	1.601% (1 Mo. LIBOR + 1.50%	)#	1/15/2026	7,330	7,398,217
PFP Ltd. 2019-6 C†	2.198% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	4,576	4,577,115
Ready Capital Mortgage Financing LLC 2021-FL5 D†	3.092% (1 Mo. LIBOR + 3.00%	)#	4/25/2038	8,160	8,171,628
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(l)	2/25/2024	633	643,609
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(l)	2/25/2050	1,288	1,306,099
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	1,395	1,417,742
VMC Finance LLC 2019-FL3 A†	1.201% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	2,242	2,243,548
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.309%	#(l)	7/15/2046	2,256	1,243,122
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.462%	#(l)	9/15/2048	3,451	3,530,138
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(l)	11/15/2050	2,089	2,290,060
Total Non-Agency Commercial Mortgage-Backed Securities (cost $122,855,299)					123,612,262

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 12.42%
U.S. Treasury Bond	1.125%	5/15/2040	$61,465	$51,294,463
U.S. Treasury Bond	1.375%	8/15/2050	15,553	12,470,043
U.S. Treasury Bond	1.625%	11/15/2050	40,731	34,812,277
U.S. Treasury Note	0.625%	8/15/2030	139,610	128,490,281
U.S. Treasury Note	0.75%	3/31/2026	140,078	139,968,564
Total U.S. Treasury Obligations (cost $375,466,384)				367,035,628

	Exercise Price	Expiration Date	Shares (000)
WARRANTS 0.00%

Miscellaneous
UTEX Industries, Inc.* (cost $4,781)	$114.76	12/3/2025	3	4,781	(n)
Total Long-Term Investments (cost $2,884,360,846)				2,972,500,368

			Principal Amount (000)
SHORT-TERM INVESTMENTS 0.62%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $18,793,600 of U.S. Treasury Note at 0.125% due 01/15/2024; value: $18,746,433; proceeds: $18,378,791 (cost $18,378,791)			$18,379	18,378,791
Total Investments in Securities 101.21% (cost $2,902,739,637)				2,990,879,159
Liabilities in Excess of Cash, Foreign Cash and Other Assets(o) (1.21%)				(35,754,095)
Net Assets 100.00%				$2,955,125,064

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

CAD	Canadian dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
PO	Principal Only.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2021, the total value of Rule 144A securities was $970,930,094, which represents 32.86% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2021.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis. See Note 2(i).
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2021.
(i)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate to be determined.
(k)	Amount is less than $1,000.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(n)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(o)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Centrally Cleared Credit Default Swaps on Indexes – Buy Protection at May 31, 2021(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit.CDX. NA.HY.35(4)(5)	Credit Suisse	1.00%	6/20/2026	$22,000,000	$(21,365,409)	$759,207	$(124,616)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $124,616.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes – Sell Protection at May 31, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB.9	Citibank	3.00%	8/17/2061	$2,950,000	$2,767,964	$(244,754)	$62,718	$(182,036)
Markit CMBX. NA.BBB.9	Goldman	3.00%	8/17/2061	2,950,000	2,767,965	(262,625)	80,590	(182,035)
Markit CMBX. NA.BBB.9	Goldman	3.00%	8/17/2061	2,950,000	2,767,965	(244,753)	62,718	(182,035)
Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	8/17/2061	3,000,000	2,814,879	(243,111)	57,990	(185,121)
Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	8/17/2061	5,900,000	5,535,929	(489,212)	125,141	(364,071)
Markit CMBX. NA.BBB.10	Morgan Stanley	3.00%	8/17/2061	14,750,000	13,839,823	(1,205,814)	295,637	(910,177)
						$(2,690,269)	$684,794	$(2,005,475)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage- backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $684,794. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

Open Forward Foreign Currency Exchange Contracts at May 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	6/4/2021	243,000	$295,339	$297,164	$1,825

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	7/20/2021	7,782,000	$6,209,466	$6,446,973	$(237,507)
Euro	Sell	Bank of America	6/4/2021	27,720,000	$33,583,334	$33,898,660	$(315,326)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(552,833)

Open Futures Contracts at May 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2021	953	Long		$210,323,202		$210,359,860	$36,658

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bobl	June 2021	89	Short	EUR	(11,974,797)	EUR	(11,990,080)	$(18,637)
U.S. 10-Year Ultra Treasury Bond	September 2021	352	Long		$51,041,909		$51,023,500	(18,409)
U.S. 5-Year Treasury Note	September 2021	1,035	Long		128,196,259		128,186,368	(9,891)
U.S. Long Bond	September 2021	104	Long		16,315,189		16,279,250	(35,939)
U.S. Ultra Treasury Bond	September 2021	217	Long		40,274,250		40,199,250	(75,000)
Total Unrealized Depreciation on Open Futures Contracts								$(157,876)

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$222,556,921	$3,835,482	$226,392,403
Remaining Industries	–	61,788,406	–	61,788,406
Common Stocks
Miscellaneous	–	308,616	–	308,616
Remaining Industries	5,169,242	–	–	5,169,242
Corporate Bonds	–	1,895,266,735	–	1,895,266,735
Floating Rate Loans
Automotive	–	–	3,290,054	3,290,054
Business Services	–	17,685,529	12,424,635	30,110,164
Containers	–	–	9,895,585	9,895,585
Entertainment	–	10,133,281	6,351,948	16,485,229
Environmental Services	–	–	840,333	840,333
Lodging	–	19,175,570	1,071,188	20,246,758
Oil	–	–	4,987,500	4,987,500
Technology	–	–	6,298,903	6,298,903
Remaining Industries	–	173,618,872	–	173,618,872
Foreign Government Obligations	–	5,197,600	–	5,197,600
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	253,975	–	253,975
Municipal Bonds	–	21,697,322	–	21,697,322
Non-Agency Commercial Mortgage-Backed Securities	–	123,612,262	–	123,612,262
U.S. Treasury Obligations	–	367,035,628	–	367,035,628
Warrants	–	–	4,781	4,781
Short-Term Investments
Repurchase Agreements	–	18,378,791	–	18,378,791
Total	$5,169,242	$2,936,709,508	$49,000,409	$2,990,879,159
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(124,616)	–	(124,616)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(2,005,474)	–	(2,005,474)
Forward Foreign Currency Exchange Contracts
Assets	–	1,825	–	1,825
Liabilities	–	(552,833)	–	(552,833)
Futures Contracts
Assets	36,658	–	–	36,658
Liabilities	(157,876)	–	–	(157,876)
Total	$(121,218)	$(2,681,098)	$–	$(2,802,316)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2021

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Floating Rate Loans	Warrants
Balance as of December 1, 2020	$6,014,990	$7,764	$10,782,574	$–
Accrued Discounts (Premiums)	–	–	22,491	–
Realized Gain (Loss)	–	(1,837,859)	18,835	–
Change in Unrealized Appreciation (Depreciation)	24,482	1,830,095	41,666	–
Purchases	3,811,000	–	36,454,299	4,781
Sales	–	–	(2,159,719)	–
Transfers into Level 3	–	–	–	–
Transfers out of Level 3	(6,014,990)	–	–	–
Balance as of May 31, 2021	$3,835,482	$–	$45,160,146	$4,781
Change in unrealized appreciation/depreciation for the period ended May 31, 2021, related to Level 3 investments held at May 31, 2021	$24,482	$–	$42,705	$–

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.11%

ASSET-BACKED SECURITIES 17.58%

Automobiles 6.61%
ACC Trust 2019-1 A†	3.75%	5/20/2022	$14	$13,807
Ally Auto Receivables Trust 2019-3 A3	1.93%	5/15/2024	5,643	5,708,956
American Credit Acceptance Receivables Trust 2020-3 A†	0.62%	10/13/2023	4,298	4,301,170
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	583	592,798
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	346	348,459
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	299	302,987
Avis Budget Rental Car Funding AESOP LLC 2019-2A A†	3.35%	9/22/2025	5,000	5,392,904
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	506	510,585
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	373	375,240
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	200	202,904
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	591	604,811
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	855	855,819
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	171	173,155
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	64	63,750
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	181	183,576
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	281	289,947
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	411	412,771
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	667	678,067
CPS Auto Receivables Trust 2020-B E†	5.75%	12/15/2023	500	508,274
CPS Auto Receivables Trust 2020-C B†	1.01%	1/15/2025	5,500	5,530,459
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	1,325	1,329,240
Donlen Fleet Lease Funding 2 LLC 2021-2 A2†	0.56%	12/11/2034	6,225	6,237,393
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	834	840,737
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	701	721,015
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	105	104,658
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	1,238	1,259,080
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	717	747,724
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	1,289	1,310,373
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	1,030	1,064,450
Drive Auto Receivables Trust 2020-2 D	3.05%	5/15/2028	1,800	1,893,321
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	875	880,250
Drive Auto Receivables Trust 2021-1 D	1.45%	1/16/2029	830	836,468

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	$549	$550,992
Exeter Automobile Receivables Trust 2021-2A A2(a)	0.27%	1/16/2024	1,415	1,416,072
Exeter Automobile Receivables Trust 2021-2A C(a)	0.98%	6/15/2026	960	961,011
Exeter Automobile Receivables Trust 2021-2A D(a)	1.40%	4/15/2027	1,675	1,677,933
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	1,856	1,856,705
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	1,403	1,403,933
Ford Credit Auto Lease Trust 2021-A A4	0.30%	4/15/2024	2,369	2,370,294
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	1,082	1,082,909
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	1,417	1,456,872
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	1,143	1,234,863
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	921	923,000
Ford Credit Auto Owner Trust 2021-A A2	0.17%	10/15/2023	2,600	2,600,782
Ford Credit Auto Owner Trust REV1 2018-1 A†	3.19%	7/15/2031	4,225	4,594,721
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%	10/17/2033	1,650	1,672,470
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	193	195,305
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	570	573,922
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	416	432,205
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%	8/18/2025	1,187	1,189,409
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	1,029	1,029,380
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	823	824,775
GM Financial Leasing Trust 2021-1 A2	0.17%	4/20/2023	2,955	2,955,533
GM Financial Leasing Trust 2021-1 A3	0.26%	2/20/2024	2,017	2,019,208
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	510	513,834
Honda Auto Receivables Owner Trust 2021-1 A2	0.16%	7/21/2023	1,895	1,895,224
Honda Auto Receivables Owner Trust 2021-2 A2	0.17%	11/15/2023	4,380	4,381,606
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	784	784,367
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	850	850,252
Mercedes-Benz Auto Lease Trust 2021-A A3	0.25%	1/16/2024	934	934,387
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	423	426,222
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	1,483	1,506,291
Santander Drive Auto Receivables Trust 2020-4 D	1.48%	1/15/2027	6,325	6,404,403
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	806	807,542
Santander Drive Auto Receivables Trust 2021-2 A2	0.28%	4/15/2024	3,475	3,476,002
Santander Drive Auto Receivables Trust 2021-2 C	0.90%	6/15/2026	8,860	8,901,852

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2021-2 D	1.35%		7/15/2027	$2,140	$2,145,738
Santander Retail Auto Lease Trust 2019-B D†	3.31%		6/20/2024	989	1,022,146
Santander Retail Auto Lease Trust 2021-A A3†	0.51%		7/22/2024	2,915	2,925,761
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%		9/15/2022	14	14,198
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%		5/15/2023	861	860,841
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%		1/15/2025	978	979,544
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%		11/20/2024	988	997,814
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	1,216	1,257,664
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	1,145	1,156,279
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	1,114	1,135,297
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%		2/15/2024	5,366	5,382,768
Westlake Automobile Receivables Trust 2021-1A C†	0.95%		3/16/2026	4,175	4,184,663
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%		2/15/2024	554	556,226
World Omni Select Auto Trust 2018-1A B†	3.68%		7/15/2023	47	47,503
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	1,190	1,218,802
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	226	232,999
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	572	587,155
Total					132,884,822

Credit Cards 0.97%
Capital One Multi-Asset Execution Trust 2016-A5 A5	1.66%		6/17/2024	6,600	6,621,730
Capital One Multi-Asset Execution Trust 2017-A6	2.29%		7/15/2025	1,107	1,137,146
Capital One Multi-Asset Execution Trust 2019-A2	1.72%		8/15/2024	289	294,526
Master Credit Card Trust II Series 2018-1A A†	0.587% (1 Mo. LIBOR + .49%	)#	7/21/2024	1,254	1,261,459
Perimeter Master Note Business Trust 2019-1A A†	4.31%		12/15/2022	2,543	2,549,229
Perimeter Master Note Business Trust 2019-1A B†	6.02%		12/15/2022	500	500,928
Synchrony Card Issuance Trust 2018-A1 A	3.38%		9/15/2024	3,203	3,232,951
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	999	1,032,122
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	743	751,172
World Financial Network Credit Card Master Trust 2019-A A	3.14%		12/15/2025	939	958,798
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	76	77,848
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	1,051	1,078,299
Total					19,496,208

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.70%		8/25/2035	$21	$21,550

Other 10.00%
AMMC CLO Ltd. 2016-19A CR†	2.734% (3 Mo. LIBOR + 2.55%	)#	10/16/2028	750	754,010
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	523	530,547
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	774	786,444
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	1.234% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	970	970,301
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	1.234% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	1,212	1,212,605
Apidos CLO XXIV 2016-24A A1AL†	1.138% (3 Mo. LIBOR + 0.95%	)#	10/20/2030	510	509,372
Apidos CLO XXXI 2019-31A A1R†	Zero Coupon	#(b)	4/15/2031	5,000	5,001,492
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 A†	1.20% (1 Mo. LIBOR + 1.10%	)#	5/15/2036	1,980	1,982,475
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.251% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	1,020	1,021,275
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	1.251% (1 Mo. LIBOR + 1.15%	)#	5/15/2037	955	956,192
Avery Point V CLO Ltd. 2014-5A AR†	1.17% (3 Mo. LIBOR + 0.98%	)#	7/17/2026	38	37,924
Bain Capital Credit CLO Ltd. 2017-1A A1R†	Zero Coupon	#(b)	7/20/2030	6,000	6,000,000
Bain Capital Credit CLO Ltd. 2017-2A AR†	1.426% (3 Mo. LIBOR + 1.25%	)#	7/25/2030	390	390,663
Barings CLO Ltd. 2019-3A A1R†	1.192% (3 Mo. LIBOR + 1.07%	)#	4/20/2031	3,020	3,020,188
BDS Ltd. 2021-FL7 A†	1.18% (1 Mo. LIBOR + 1.07%	)#	6/16/2036	5,210	5,223,483
Benefit Street Partners CLO ILtd. 2013-IIIA A1R2†	1.188% (3 Mo. LIBOR + 1.00%	)#	7/20/2029	4,000	4,002,850
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	1.168% (3 Mo. LIBOR + .98%	)#	7/20/2029	1,190	1,189,040
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	Zero Coupon	#(b)	7/20/2031	2,160	2,152,488
Carlyle US Clo Ltd. 2017-2A A1R†	Zero Coupon	#(b)	7/20/2031	4,000	4,000,872
Carlyle US CLO Ltd. 2017-3A A1AR†	1.088% (3 Mo. LIBOR + .90%	)#	7/20/2029	830	829,548
Cedar Funding CLO Ltd. 2017-8A A1†	1.44% (3 Mo. LIBOR + 1.25%	)#	10/17/2030	2,500	2,502,413
Cedar Funding Ltd. 2021-14A A†(a)	Zero Coupon	#(b)	7/15/2033	2,340	2,340,000

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Cedar Funding XI Clo Ltd. 2019-11A A1R†(a)	Zero Coupon	#(b)	5/29/2032	$3,220	$3,220,000
CF Hippolyta LLC 2021-1A B1†	1.98%		3/15/2061	4,900	4,947,567
CIFC Funding II Ltd. 2013-2A A1L2†	Zero Coupon	#(b)	10/18/2030	4,000	3,987,474
Colombia Cent CLO Ltd. 2018-27A A2A†	1.776% (3 Mo. LIBOR + 1.60%	)#	10/25/2028	281	281,197
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	876	915,457
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	524	547,923
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	14	13,695
Dryden CLO Ltd. 2019 72A AR†	Zero Coupon	#(b)	5/15/2032	6,000	6,000,025
Dryden Senior Loan Fund 2017-47A A1R†	Zero Coupon	#(b)	4/15/2028	6,000	5,988,115
Galaxy XIX CLO Ltd. 2015-19A A1RR†	1.126% (3 Mo. LIBOR + .95%	)#	7/24/2030	950	949,788
Grand Avenue CRE 2019-FL1 A†	1.221% (1 Mo. LIBOR + 1.12%	)#	6/15/2037	4,145	4,149,935
Grand Avenue CRE 2019-FL1 AS†	1.601% (1 Mo. LIBOR + 1.50%	)#	6/15/2037	2,540	2,543,184
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.651% (1 Mo. LIBOR + 1.55%	)#	9/15/2028	2,199	2,199,284
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.251% (1 Mo. LIBOR + 2.15%	)#	9/15/2028	824	814,269
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	1.256% (3 Mo. LIBOR + 1.08%	)#	7/25/2027	217	217,342
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	1.826% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	667	667,850
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	316	317,662
HPEFS Equipment Trust 2020-1A A3†	1.76%		2/20/2030	522	528,331
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	157	159,784
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024	2,664	2,720,089
JFIN CLO Ltd. 2013-1A A1NR†	1.578% (3 Mo. LIBOR + 1.39%	)#	1/20/2030	1,380	1,390,588
JFIN CLO Ltd. 2013-1A A2R†	2.388% (3 Mo. LIBOR + 2.20%	)#	1/20/2030	690	692,862
LFT CRE Ltd. 2021-FL1 A†(a)	1.27% (1 Mo. LIBOR + 1.17%	)#	6/15/2039	2,230	2,237,825	(c)
LFT CRE Ltd. 2021-FL1 B†(a)	1.85% (1 Mo. LIBOR + 1.75%	)#	6/15/2039	3,520	3,532,352	(c)
Madison Park Funding Ltd. 2015-16A A2R†	2.088% (3 Mo. LIBOR + 1.90%	)#	4/20/2026	340	340,589
Madison Park Funding XI Ltd. 2013-11A AR2†	1.073% (3 Mo. LIBOR + .90%	)#	7/23/2029	3,000	3,001,125
Magnetite Ltd. 2021-29A A†	1.094% (3 Mo. LIBOR + .99%	)#	1/15/2034	1,110	1,110,076

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Magnetite XXII Ltd. 2019-22A AR†	1.209% (3 Mo. LIBOR + 1.06%	)#	4/15/2031	$4,000	$4,000,881
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	2,181	2,231,799
Mountain View CLO X Ltd. 2015-10A AR†	1.008% (3 Mo. LIBOR + .82%	)#	10/13/2027	387	386,697
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	93	95,342
N-Star REL CDO VIII Ltd. 2006-8A B†	0.53% (1 Mo. LIBOR + .42%	)#	2/1/2041	984	969,697	(c)
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	1,074	1,084,459
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	5,175	5,192,745
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	1,975	1,986,123
Newark BSL CLO 2 Ltd. 2017-1A A1R†	1.146% (3 Mo. LIBOR + .97%	)#	7/25/2030	3,000	3,005,190
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	1,846	1,870,413
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	736	746,325
NextGear Floorplan Master Owner Trust 2019-2A A2†	2.07%		10/15/2024	3,554	3,640,180
Oaktree CLO 2014-1A A1R†	1.45% (3 Mo. LIBOR + 1.29%	)#	5/13/2029	700	701,168
Oaktree CLO Ltd. 2015-1A A1R†	1.058% (3 Mo. LIBOR + .87%	)#	10/20/2027	369	368,772
OCP CLO Ltd. 2015-10A A2AR†	1.476% (3 Mo. LIBOR + 1.30%	)#	10/26/2027	645	645,912
OCP CLO Ltd. 2016-12A A1R†	1.31% (3 Mo. LIBOR + 1.12%	)#	10/18/2028	1,940	1,942,966
OCP CLO Ltd. 2016-12A A2R†	1.79% (3 Mo. LIBOR + 1.60%	)#	10/18/2028	1,103	1,104,182
Octagon Investment Partners 32 Ltd. 2017-1A A1R†	1.134% (3 Mo. LIBOR + .95%	)#	7/15/2029	5,000	5,000,124
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.134% (3 Mo. LIBOR + .95%	)#	7/15/2029	720	719,962
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	1.154% (3 Mo. LIBOR + 1.00%	)#	2/14/2031	1,390	1,393,044
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	1,225	1,227,546
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	210	222,348
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	3,060	3,312,270
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	256	265,776
Orec Ltd. 2018-CRE1 A†	1.281% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	1,183	1,184,115

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
OZLM VIII Ltd. 2014-8A A1RR†	1.36% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	$712	$712,926
PFS Financing Corp. 2018-F A†	3.52%		10/15/2023	6,900	6,984,433
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	904	914,631
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	647	652,820
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	639	670,960
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	740	748,347
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	68	67,797	(c)
Regatta Funding LP 2013-2A A1R3†	1.034% (3 Mo. LIBOR + .85%	)#	1/15/2029	3,635	3,632,425
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	628	629,466
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	426	428,876
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	2,107	2,162,238
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	2,350	2,447,372
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	1,800	1,795,060
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	1,000	997,704
SMB Private Education Loan Trust 2021-A A1†	0.601% (1 Mo. LIBOR + .50%	)#	1/15/2053	321	322,074
TCI-Flatiron Clo Ltd. 2017-1A AR†	1.116% (3 Mo. LIBOR + .96%	)#	11/18/2030	4,000	3,996,444
TCI-Flatiron CLO Ltd. 2018-1A ANR†	1.237% (3 Mo. LIBOR + 1.06%	)#	1/29/2032	500	501,126
THL Credit Wind River CLO Ltd. 2013-2A AR†	1.42% (3 Mo. LIBOR + 1.23%	)#	10/18/2030	1,115	1,115,659
Towd Point Asset Trust 2018-SL1 A†	0.692% (1 Mo. LIBOR + .60%	)#	1/25/2046	1,029	1,023,527
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	2,150	2,153,638
Venture CLO Ltd. 2018-33A A1LR†	1.244% (3 Mo. LIBOR + 1.06%	)#	7/15/2031	3,500	3,499,438
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	827	830,564
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	1,220	1,224,140
Voya CLO Ltd. 2018-4A A1AR†(a)	Zero Coupon	#(b)	1/15/2032	8,000	8,000,000
WhiteHorse VIII Ltd. 2014-1A BR†	1.626% (3 Mo. LIBOR + 1.45%	)#	5/1/2026	694	695,333
Wind River CLO Ltd. 2013-1A A1R†	1.438% (3 Mo. LIBOR + 1.25%	)#	7/20/2030	1,369	1,369,873
Wind River CLO Ltd. 2013-1A A1RR†(a)	Zero Coupon	#	7/20/2030	10,000	10,000,000
York CLO Ltd. 2015-1A AR†	1.334% (3 Mo. LIBOR + 1.15%	)#	1/22/2031	1,320	1,321,065
Total					201,084,542
Total Asset-Backed Securities (cost $352,093,135)					353,487,122

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments			Shares (000)		Fair Value
COMMON STOCKS 0.12%

Miscellaneous 0.00%
UTEX Industries, Inc.			–	(d)	$4,662

Oil 0.12%
Oasis Petroleum, Inc.			28		2,477,801
Total Common Stocks (cost $2,532,798)					2,482,463

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.04%

Technology
Weibo Corp. (China)(e) (cost $782,335)	1.25%	11/15/2022	$798		780,544

CORPORATE BONDS 42.94%

Aerospace/Defense 0.98%
Boeing Co. (The)	2.196%	2/4/2026	1,200		1,205,330
Boeing Co. (The)	2.30%	8/1/2021	360		361,196
Boeing Co. (The)	4.508%	5/1/2023	8,467		9,046,988
Boeing Co. (The)	4.875%	5/1/2025	3,640		4,091,261
Howmet Aerospace, Inc.	5.125%	10/1/2024	728		797,196
Howmet Aerospace, Inc.	6.875%	5/1/2025	2,965		3,436,435
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	615		644,686
Total					19,583,092

Air Transportation 0.19%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(e)	3.875%	3/15/2023	230		231,726
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(e)	5.00%	12/15/2023	129		130,769
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	10/1/2022	815		814,071
American Airlines Group, Inc.†	3.75%	3/1/2025	738		667,030
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	1/15/2022	519		518,189
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%	9/20/2025	653		741,032
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	4/11/2022	126		128,900
US Airways 2012-2 Class B Pass-Through Trust	6.75%	6/3/2021	23		22,537
US Airways 2013-1 Class B Pass-Through Trust	5.375%	11/15/2021	517		519,162
Total					3,773,416

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Apparel 0.57%
PVH Corp.	4.625%		7/10/2025	$5,561	$6,248,933
Tapestry, Inc.	4.25%		4/1/2025	2,950	3,210,255
William Carter Co. (The)†	5.50%		5/15/2025	1,826	1,926,612
Total					11,385,800

Auto Parts: Original Equipment 0.31%
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(e)	4.75%		9/15/2026	2,273	2,333,402
ZF North America Capital, Inc.†	4.50%		4/29/2022	300	307,385
ZF North America Capital, Inc.†	4.75%		4/29/2025	3,325	3,606,095
Total					6,246,882

Automobiles 3.24%
Daimler Finance North America LLC†	0.846% (3 Mo. LIBOR + .67%	)#	11/5/2021	1,000	1,002,735
Daimler Finance North America LLC†	3.65%		2/22/2024	2,775	2,995,767
Ford Motor Credit Co. LLC	1.256% (3 Mo. LIBOR + 1.08%	)#	8/3/2022	200	199,223
Ford Motor Credit Co. LLC	2.979%		8/3/2022	300	305,012
Ford Motor Credit Co. LLC	3.087%		1/9/2023	468	477,362
Ford Motor Credit Co. LLC	3.219%		1/9/2022	475	480,724
Ford Motor Credit Co. LLC	3.813%		10/12/2021	1,887	1,909,655
Ford Motor Credit Co. LLC	5.584%		3/18/2024	10,325	11,286,877
Ford Motor Credit Co. LLC	5.875%		8/2/2021	3,943	3,967,644
General Motors Co.	5.40%		10/2/2023	7,017	7,764,415
General Motors Co.	6.125%		10/1/2025	1,167	1,388,132
General Motors Financial Co., Inc.	2.75%		6/20/2025	1,378	1,457,004
General Motors Financial Co., Inc.	3.15%		6/30/2022	166	170,402
General Motors Financial Co., Inc.	3.20%		7/6/2021	3,527	3,528,119
General Motors Financial Co., Inc.	3.70%		5/9/2023	557	586,916
General Motors Financial Co., Inc.	3.95%		4/13/2024	1,117	1,209,820
General Motors Financial Co., Inc.	4.25%		5/15/2023	280	299,181
General Motors Financial Co., Inc.	5.10%		1/17/2024	4,201	4,650,810
General Motors Financial Co., Inc.	5.20%		3/20/2023	346	374,179
Hyundai Capital America†	0.80%		1/8/2024	994	992,522
Hyundai Capital America†	1.25%		9/18/2023	1,272	1,285,201
Hyundai Capital America†	1.30%		1/8/2026	503	498,883
Hyundai Capital America†	3.00%		6/20/2022	213	218,330
Hyundai Capital America	3.40%		6/20/2024	1,181	1,265,374
Hyundai Capital America†	5.875%		4/7/2025	960	1,118,802
Kia Corp. (South Korea)†(e)	1.75%		10/16/2026	2,024	2,040,059

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Kia Corp. (South Korea)†(e)	3.00%		4/25/2023	$5,000	$5,185,023
Navistar International Corp.†	6.625%		11/1/2025	111	114,924
Stellantis N.V. (Netherlands)(e)	5.25%		4/15/2023	4,459	4,829,833
Tesla, Inc.†	5.30%		8/15/2025	1,637	1,699,173
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	861	881,782
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023	745	784,236
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025	212	229,736
Total					65,197,855

Banks: Regional 9.23%
ABN AMRO Bank NV (Netherlands)†(e)	4.75%		7/28/2025	3,435	3,871,382
ABN AMRO Bank NV (Netherlands)(e)	6.25%		4/27/2022	2,533	2,663,206
AIB Group plc (Ireland)†(e)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025	6,313	6,874,955
AIB Group plc (Ireland)†(e)	4.75%		10/12/2023	4,165	4,546,094
Akbank T.A.S. (Turkey)†(e)	5.00%		10/24/2022	600	616,490
ASB Bank Ltd. (New Zealand)†(e)	3.75%		6/14/2023	1,018	1,085,548
Associated Bank NA	3.50%		8/13/2021	995	998,775
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	4.40%		5/19/2026	2,317	2,624,041
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	4.50%		3/19/2024	2,516	2,770,344
Banco de Credito del Peru (Peru)†(e)	2.70%		1/11/2025	261	267,982
Bancolombia SA (Colombia)(e)	3.00%		1/29/2025	407	417,077
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	4,724	4,715,355
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	605	609,669
Bank of America Corp.	2.015% (3 Mo. LIBOR + 0.64%	)#	2/13/2026	1,708	1,773,416
Bank of America Corp.	3.366% (3 Mo. LIBOR + 0.81%	)#	1/23/2026	787	854,757
Bank of America Corp.	3.95%		4/21/2025	1,157	1,277,843
Bank of Ireland Group plc (Ireland)†(e)	4.50%		11/25/2023	3,142	3,408,353
BankUnited, Inc.	4.875%		11/17/2025	1,804	2,057,757
Barclays Bank plc (United Kingdom)†(e)	10.179%		6/12/2021	2,148	2,153,792
Barclays plc (United Kingdom)(e)	4.61% (3 Mo. LIBOR + 1.40%	)#	2/15/2023	4,976	5,122,587
BNP Paribas SA (France)†(e)	1.323% (SOFR + 1.00%	)#	1/13/2027	246	243,652
CIT Group, Inc.	3.929% (SOFR + 3.83%	)#	6/19/2024	266	282,427
CIT Group, Inc.	4.75%		2/16/2024	408	444,910
CIT Group, Inc.	5.00%		8/15/2022	1,054	1,108,018
CIT Group, Inc.	5.00%		8/1/2023	2,843	3,091,763
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024	668	684,632

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	$8,551	$9,181,515
Citigroup, Inc.	3.875%		3/26/2025	2,023	2,230,388
Citigroup, Inc.	4.40%		6/10/2025	1,854	2,080,930
Commonwealth Bank of Australia (Australia)(e)	3.375% (3 Mo. LIBOR + 2.09%	)#	10/20/2026	1,070	1,080,240
Credit Suisse AG/New York NY	3.625%		9/9/2024	4,111	4,495,558
Credit Suisse Group AG (Switzerland)†(e)	1.305% (SOFR + 0.98%	)#	2/2/2027	436	427,344
Credit Suisse Group AG (Switzerland)†(e)	2.193% (SOFR + 2.04%	)#	6/5/2026	529	543,007
Credit Suisse Group AG (Switzerland)†(e)	2.997% (3 Mo. LIBOR + 1.20%	)#	12/14/2023	5,000	5,176,188
Credit Suisse Group AG (Switzerland)†(e)	3.574%		1/9/2023	1,201	1,222,708
Danske Bank A/S (Denmark)†(e)	1.171% (1 Yr Treasury CMT + 1.03%	)#	12/8/2023	5,059	5,086,927
Danske Bank A/S (Denmark)†(e)	1.226%		6/22/2024	3,037	3,075,909
Danske Bank A/S (Denmark)†(e)	1.621% (1 Yr Treasury CMT + 1.35%	)#	9/11/2026	608	608,929
Danske Bank A/S (Denmark)†(e)	3.001% (3 Mo. LIBOR + 1.25%	)#	9/20/2022	718	723,109
Danske Bank A/S (Denmark)†(e)	3.244% (3 Mo. LIBOR + 1.59%	)#	12/20/2025	2,858	3,063,668
Danske Bank A/S (Denmark)†(e)	5.00%		1/12/2022	909	933,697
Danske Bank A/S (Denmark)†(e)	5.00% (1 Yr Treasury CMT + 1.73%	)#	1/12/2023	200	205,201
Danske Bank A/S (Denmark)†(e)	5.375%		1/12/2024	6,719	7,492,488
Emirates NBD Bank PJSC (United Arab Emirates)(e)	3.25%		11/14/2022	1,725	1,790,291
FNB Corp.	2.20%		2/24/2023	510	519,485
Goldman Sachs Group, Inc. (The)	0.966% (3 Mo. LIBOR + .78%	)#	10/31/2022	691	692,881
Goldman Sachs Group, Inc. (The)	1.176% (3 Mo. LIBOR + 1.00%	)#	7/24/2023	424	427,549
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%	)#	9/29/2025	320	345,226
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025	453	494,126
HSBC Holdings plc (United Kingdom)(e)	0.976% (SOFR + .71%	)#	5/24/2025	679	682,160
Intesa Sanpaolo SpA (Italy)†(e)	3.125%		7/14/2022	888	913,373
Intesa Sanpaolo SpA (Italy)†(e)	3.25%		9/23/2024	3,928	4,194,340
Intesa Sanpaolo SpA (Italy)†(e)	3.375%		1/12/2023	1,966	2,051,748
Intesa Sanpaolo SpA (Italy)†(e)	5.017%		6/26/2024	8,728	9,520,672

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
JPMorgan Chase & Co.(a)	0.824% (SOFR + .54%	)#	6/1/2025		$2,899	$2,904,162
JPMorgan Chase & Co.	3.875%		9/10/2024		1,015	1,112,866
Lloyds Banking Group plc (United Kingdom)(e)	1.326% (1 Yr Treasury CMT + 1.10%	)#	6/15/2023		200	201,899
Lloyds Banking Group plc (United Kingdom)(e)	4.582%		12/10/2025		200	225,871
Macquarie Group Ltd. (Australia)†(e)	1.34% (SOFR + 1.07%	)#	1/12/2027		403	399,482
Macquarie Group Ltd. (Australia)†(e)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023		871	905,300
Morgan Stanley	0.79% (SOFR + .53%	)#	5/30/2025		2,968	2,967,927
Morgan Stanley	4.10%		5/22/2023		769	822,973
Morgan Stanley	5.00%		11/24/2025		500	580,448
Natwest Group plc (United Kingdom)(e)	0.563% (6 Mo. LIBOR + .25%	)#	–	(f)	2,100	2,098,599
Natwest Group Plc (United Kingdom)(e)	3.498% (3 Mo. LIBOR + 1.48%	)#	5/15/2023		622	640,279
Natwest Group Plc (United Kingdom)(e)	3.875%		9/12/2023		1,000	1,073,933
Natwest Group plc (United Kingdom)(e)	5.125%		5/28/2024		2,528	2,829,151
NatWest Markets plc (United Kingdom)†(e)	0.80%		8/12/2024		613	613,989
Nordea Bank Abp (Finland)†(e)	4.25%		9/21/2022		505	529,985
Popular, Inc.	6.125%		9/14/2023		504	542,178
Santander Holdings USA, Inc.	3.40%		1/18/2023		1,229	1,281,194
Santander Holdings USA, Inc.	3.45%		6/2/2025		901	972,042
Santander UK Group Holdings plc (United Kingdom)(e)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024		698	729,518
Standard Chartered plc (United Kingdom)†(e)	0.991% (1 Yr Treasury CMT + 0.78%	)#	1/12/2025		1,193	1,193,060
Standard Chartered plc (United Kingdom)†(e)	1.214% (1 Yr Treasury CMT + 0.88%	)#	3/23/2025		200	201,746
Standard Chartered plc (United Kingdom)†(e)	1.319% (1 Yr Treasury CMT + 1.17%	)#	10/14/2023		284	286,681
Standard Chartered plc (United Kingdom)†(e)	2.819% (3 Mo. LIBOR + 1.21%	)#	1/30/2026		2,530	2,664,455
Standard Chartered plc (United Kingdom)†(e)	3.20%		4/17/2025		3,246	3,474,477
Standard Chartered plc (United Kingdom)†(e)	3.785% (3 Mo. LIBOR + 1.56%	)#	5/21/2025		1,940	2,096,158
Standard Chartered plc (United Kingdom)†(e)	4.247% (3 Mo. LIBOR + 1.15%	)#	1/20/2023		3,568	3,652,730
Standard Chartered plc (United Kingdom)†(e)	5.20%		1/26/2024		2,559	2,820,955
Swedbank AB (Sweden)†(e)	1.30%		6/2/2023		793	806,623
Swedbank AB (Sweden)†(e)	2.80%		3/14/2022		837	854,208
Synovus Bank/Columbus G	2.289% (SOFR + 0.95%	)#	2/10/2023		250	252,233

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Synovus Financial Corp.	3.125%		11/1/2022	$2,497	$2,575,154
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.625%		5/30/2022	1,267	1,298,225
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.75%		1/30/2023	364	374,251
UBS AG	7.625%		8/17/2022	4,406	4,779,011
UBS AG (Switzerland)(e)	5.125%		5/15/2024	8,374	9,263,612
UBS Group AG (Switzerland)†(e)	1.008% (1 Yr Treasury CMT + .83%	)#	7/30/2024	521	525,850
UBS Group AG (Switzerland)†(e)	1.37% (3 Mo. LIBOR + 1.22%	)#	5/23/2023	1,085	1,096,272
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	2,018	2,105,023
Total					185,577,002

Biotechnology Research & Production 0.01%
Royalty Pharma plc†	1.20%		9/2/2025	137	136,001

Building Materials 0.02%
Forterra Finance LLC/FRTA Finance Corp.†	6.50%		7/15/2025	55	59,389
PGT Innovations, Inc.†	6.75%		8/1/2026	144	152,550
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%		6/1/2025	214	217,455
Total					429,394

Business Services 0.69%
Adani Ports & Special Economic Zone Ltd. (India)†(e)	3.375%		7/24/2024	1,400	1,470,632
Equifax, Inc.	1.026% (3 Mo. LIBOR + .87%	)#	8/15/2021	672	672,972
IHS Markit Ltd. (United Kingdom)(e)	4.125%		8/1/2023	1,523	1,630,440
Laureate Education, Inc.†	8.25%		5/1/2025	80	83,346
Nielsen Co. Luxembourg S.a.r.l. (The) (Luxembourg)†(e)	5.00%		2/1/2025	500	514,375
Sabre GLBL, Inc.†	7.375%		9/1/2025	1,239	1,336,571
Service Corp. International/US	8.00%		11/15/2021	1,560	1,613,430
Square, Inc.†	2.75%		6/1/2026	605	610,657
Triton Container International Ltd.†(a)	1.15%		6/7/2024	518	518,362
United Rentals North America, Inc.	3.875%		11/15/2027	5,150	5,420,555
Total					13,871,340

Chemicals 0.24%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	1,583	1,579,329
Orbia Advance Corp. SAB de CV (Mexico)†(e)	1.875%		5/11/2026	710	715,183
Tronox, Inc.†	6.50%		5/1/2025	2,263	2,414,904
Total					4,709,416

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.96%
Banff Merger Sub, Inc.†	9.75%		9/1/2026	$1,941	$2,057,460
Dell International LLC/EMC Corp.†	4.00%		7/15/2024	1,725	1,877,734
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	10,288	11,199,521
Dell International LLC/EMC Corp.†	5.85%		7/15/2025	1,634	1,915,642
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	1,850	2,206,498
Total					19,256,855

Computer Software 0.21%
Boxer Parent Co., Inc.†	9.125%		3/1/2026	708	746,597
BY Crown Parent LLC†	7.375%		10/15/2024	477	487,654
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.†	5.75%		3/1/2025	925	942,427
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	1,130	1,162,911
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%		2/1/2024	915	941,466
Total					4,281,055

Construction/Homebuilding 0.72%
Century Communities, Inc.	5.875%		7/15/2025	1,954	2,024,950
D.R. Horton, Inc.	2.60%		10/15/2025	565	597,939
D.R. Horton, Inc.	4.375%		9/15/2022	330	343,252
D.R. Horton, Inc.	4.75%		2/15/2023	152	161,379
D.R. Horton, Inc.	5.75%		8/15/2023	1,592	1,749,599
Lennar Corp.	4.50%		4/30/2024	1,610	1,765,784
Lennar Corp.	4.75%		11/15/2022	813	855,349
Lennar Corp.	4.75%		5/30/2025	187	210,127
Lennar Corp.	4.875%		12/15/2023	69	75,397
Lennar Corp.	5.875%		11/15/2024	4,800	5,493,984
LGI Homes, Inc.†	6.875%		7/15/2026	900	938,025
M/I Homes, Inc.	5.625%		8/1/2025	185	191,687
Total					14,407,472

Diversified 0.01%
KOC Holding AS (Turkey)†(e)	5.25%		3/15/2023	212	218,803

Drugs 0.83%
Bausch Health Cos., Inc.†	5.50%		11/1/2025	269	276,478
Bausch Health Cos., Inc.†	6.125%		4/15/2025	1,318	1,349,619
Bausch Health Cos., Inc.†	7.00%		3/15/2024	865	884,160
Bayer US Finance II LLC†	0.831% (3 Mo. LIBOR + 0.63%	)#	6/25/2021	200	200,085
Bayer US Finance II LLC†	1.194% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	1,325	1,345,259
Bayer US Finance II LLC†	3.375%		7/15/2024	3,000	3,208,591

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)
Bayer US Finance II LLC†	3.875%	12/15/2023	$4,207	$4,527,933
Bayer US Finance II LLC†	4.25%	12/15/2025	3,750	4,207,041
Cardinal Health, Inc.	3.079%	6/15/2024	660	703,368
Total				16,702,534

Electric: Power 3.10%
AES Corp. (The)†	3.30%	7/15/2025	1,067	1,139,577
Alexander Funding Trust†	1.841%	11/15/2023	2,465	2,504,395
American Transmission Systems, Inc.†	5.25%	1/15/2022	915	940,308
Ausgrid Finance Pty Ltd. (Australia)†(e)	3.85%	5/1/2023	2,235	2,340,501
Calpine Corp.†	5.25%	6/1/2026	2,720	2,803,042
Cemig Geracao e Transmissao SA (Brazil)†(e)	9.25%	12/5/2024	600	693,285
Cleco Corporate Holdings LLC	3.743%	5/1/2026	2,500	2,748,282
Cleveland Electric Illuminating Co. (The)	5.50%	8/15/2024	2,650	3,018,932
Comision Federal de Electricidad (Mexico)†(e)	4.875%	1/15/2024	2,497	2,735,826
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	353	361,915
Emera US Finance LP†(a)	0.833%	6/15/2024	462	462,780
Enel Finance International NV (Netherlands)†(e)	2.65%	9/10/2024	5,664	5,965,657
Enel Finance International NV (Netherlands)†(e)	2.75%	4/6/2023	585	608,222
Enel Finance International NV (Netherlands)†(e)	4.25%	9/14/2023	1,797	1,942,742
Enel Finance International NV (Netherlands)†(e)	4.625%	9/14/2025	2,000	2,273,715
FirstEnergy Corp.	3.35%	7/15/2022	1,917	1,960,547
FirstEnergy Transmission LLC†	4.35%	1/15/2025	750	816,413
Jersey Central Power & Light Co.†	4.70%	4/1/2024	865	942,680
NRG Energy, Inc.†	3.75%	6/15/2024	1,197	1,279,893
NRG Energy, Inc.	6.625%	1/15/2027	848	881,110
OGE Energy Corp.	0.703%	5/26/2023	295	295,179
Origin Energy Finance Ltd. (Australia)†(e)	5.45%	10/14/2021	2,207	2,247,330
Pacific Gas and Electric Co.	1.367%	3/10/2023	4,016	4,019,479
Pacific Gas and Electric Co.	3.15%	1/1/2026	4,375	4,534,026
Pacific Gas and Electric Co.	3.25%	6/15/2023	1,352	1,399,818
Pacific Gas and Electric Co.	3.40%	8/15/2024	973	1,024,375
Pacific Gas and Electric Co.	3.75%	2/15/2024	1,742	1,834,176
Puget Energy, Inc.	3.65%	5/15/2025	3,000	3,242,454
Puget Energy, Inc.	5.625%	7/15/2022	703	735,728
San Diego Gas & Electric Co.	1.914%	2/1/2022	78	78,001
Sempra Energy	4.05%	12/1/2023	465	501,236
TransAlta Corp. (Canada)(e)	4.50%	11/15/2022	1,861	1,937,980
Vistra Operations Co. LLC†	3.55%	7/15/2024	3,863	4,063,660
Total				62,333,264

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 1.34%
Broadcom, Inc.	3.15%	11/15/2025	$2,955	$3,177,382
Broadcom, Inc.	4.25%	4/15/2026	1,453	1,628,711
Broadcom, Inc.	4.70%	4/15/2025	520	586,453
Microchip Technology, Inc.†	0.972%	2/15/2024	5,640	5,652,902
Microchip Technology, Inc.†	2.67%	9/1/2023	1,525	1,590,323
Microchip Technology, Inc.	3.922%	6/1/2021	408	408,000
Microchip Technology, Inc.†	4.25%	9/1/2025	579	608,346
Microchip Technology, Inc.	4.333%	6/1/2023	4,111	4,405,431
NXP BV/NXP Funding LLC (Netherlands)†(e)	3.875%	9/1/2022	1,952	2,030,832
SK Hynix, Inc. (South Korea)†(e)	1.00%	1/19/2024	1,090	1,089,595
SK Hynix, Inc. (South Korea)†(e)	1.50%	1/19/2026	716	712,675
Skyworks Solutions, Inc.	0.90%	6/1/2023	2,673	2,682,925
Skyworks Solutions, Inc.	1.80%	6/1/2026	2,377	2,395,709
Total				26,969,284

Electronics 0.06%
Flex Ltd.	3.75%	2/1/2026	1,009	1,100,966

Energy Equipment & Services 0.09%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	472	495,307
Greenko Dutch BV (Netherlands)†(e)	3.85%	3/29/2026	618	632,610
Greenko Mauritius Ltd. (India)†(e)	6.25%	2/21/2023	695	718,453
Total				1,846,370

Engineering & Contracting Services 0.02%
Fluor Corp.	3.50%	12/15/2024	358	377,654

Entertainment 0.45%
Caesars Entertainment, Inc.†	6.25%	7/1/2025	838	884,232
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	135	141,753
International Game Technology plc†	4.125%	4/15/2026	1,729	1,787,466
International Game Technology plc†	6.50%	2/15/2025	404	448,085
Live Nation Entertainment, Inc.†	4.875%	11/1/2024	2,144	2,185,808
Scientific Games International, Inc.†	8.625%	7/1/2025	2,552	2,785,891
Vail Resorts, Inc.†	6.25%	5/15/2025	775	824,476
Total				9,057,711

Financial Services 3.71%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.15%	2/15/2024	1,224	1,284,860
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	2.875%	8/14/2024	435	455,276

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.50%	9/15/2023	$1,392	$1,495,989
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.875%	1/16/2024	1,664	1,816,227
Air Lease Corp.	1.875%	8/15/2026	1,211	1,207,968
Air Lease Corp.	3.00%	9/15/2023	2,000	2,095,125
Air Lease Corp.	4.25%	2/1/2024	527	572,896
Aircastle Ltd.	4.40%	9/25/2023	2,715	2,911,249
Aircastle Ltd.	5.00%	4/1/2023	1,840	1,971,335
Aircastle Ltd.	5.50%	2/15/2022	658	680,217
Alliance Data Systems Corp.†	4.75%	12/15/2024	1,616	1,666,500
Alliance Data Systems Corp.†	7.00%	1/15/2026	2,203	2,368,258
Ally Financial, Inc.	1.45%	10/2/2023	4,223	4,291,090
Ally Financial, Inc.	3.875%	5/21/2024	1,186	1,285,877
Ally Financial, Inc.	4.625%	3/30/2025	402	452,909
Ally Financial, Inc.	5.125%	9/30/2024	1,504	1,703,445
Ally Financial, Inc.	5.75%	11/20/2025	5,200	5,986,325
Aviation Capital Group LLC†	1.95%	1/30/2026	346	343,904
Aviation Capital Group LLC†	2.875%	1/20/2022	899	909,844
Aviation Capital Group LLC†	3.875%	5/1/2023	1,956	2,051,289
Aviation Capital Group LLC†	5.50%	12/15/2024	668	753,433
Avolon Holdings Funding Ltd. (Ireland)†(e)	3.625%	5/1/2022	170	174,209
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.25%	4/15/2026	247	265,867
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.375%	5/1/2026	1,000	1,079,081
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.125%	10/1/2023	6,298	6,798,215
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.25%	5/15/2024	740	813,110
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	829	819,730
Jefferies Financial Group, Inc.	5.50%	10/18/2023	1,837	1,982,166
Jefferies Group LLC	5.125%	1/20/2023	288	309,314
Muthoot Finance Ltd. (India)†(e)	4.40%	9/2/2023	416	425,526
Muthoot Finance Ltd. (India)†(e)	6.125%	10/31/2022	500	520,287
Navient Corp.	5.50%	1/25/2023	249	260,827
Navient Corp.	5.875%	10/25/2024	1,085	1,155,552
Navient Corp.	6.125%	3/25/2024	499	535,484
Navient Corp.	6.50%	6/15/2022	1,600	1,676,000
Navient Corp.	7.25%	1/25/2022	4,524	4,693,650
OneMain Finance Corp.	5.625%	3/15/2023	211	223,660
OneMain Finance Corp.	6.125%	5/15/2022	177	184,461
OneMain Finance Corp.	6.125%	3/15/2024	845	911,544

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
OneMain Finance Corp.	8.25%	10/1/2023	$1,927	$2,186,018
OneMain Finance Corp.	8.875%	6/1/2025	660	728,429
Park Aerospace Holdings Ltd. (Ireland)†(e)	4.50%	3/15/2023	2,776	2,913,411
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.50%	2/15/2024	8,742	9,613,102
Total				74,573,659

Food 0.17%
Albertsons Cos., Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	5.75%	3/15/2025	97	99,741
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	907	944,908
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(e)	5.625%	8/15/2026	1,971	2,033,974
Fresh Market, Inc. (The)†	9.75%	5/1/2023	2	2,060
Ingles Markets, Inc.	5.75%	6/15/2023	262	263,563
Kraft Heinz Foods Co.	3.00%	6/1/2026	117	123,597
Total				3,467,843

Health Care Services 1.19%
Centene Corp.†	5.375%	6/1/2026	3,070	3,201,856
Centene Corp.†	5.375%	8/15/2026	4,489	4,702,362
CommonSpirit Health	1.547%	10/1/2025	286	289,428
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	3,051	3,156,295
Fresenius Medical Care US Finance III, Inc.†	1.875%	12/1/2026	1,477	1,485,468
HCA, Inc.	5.00%	3/15/2024	2,724	3,038,737
HCA, Inc.	5.25%	4/15/2025	3,416	3,936,825
HCA, Inc.	5.25%	6/15/2026	2,453	2,853,903
HCA, Inc.	8.36%	4/15/2024	275	325,188
Molina Healthcare, Inc.	5.375%	11/15/2022	527	552,032
Select Medical Corp.†	6.25%	8/15/2026	405	427,909
Total				23,970,003

Household Equipment/Products 0.05%
Newell Brands, Inc.	4.35%	4/1/2023	926	975,166

Insurance 0.28%
Assurant, Inc.	4.20%	9/27/2023	988	1,065,791
Brighthouse Financial Global Funding†	1.55%	5/24/2026	479	481,466
CNO Financial Group, Inc.	5.25%	5/30/2025	2,103	2,388,554
GA Global Funding Trust†	1.625%	1/15/2026	266	269,513
Kemper Corp.	4.35%	2/15/2025	460	505,125

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
Peachtree Corners Funding Trust†	3.976%	2/15/2025	$442	$486,081
USI Inc/NY†	6.875%	5/1/2025	475	483,469
Total				5,679,999

Leisure 0.43%
Carnival Corp.†	11.50%	4/1/2023	2,758	3,159,206
NCL Corp. Ltd.†	5.875%	3/15/2026	2,333	2,435,080
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	2,573	2,981,670
Total				8,575,956

Lodging 0.28%
Las Vegas Sands Corp.	3.20%	8/8/2024	1,178	1,239,181
Marriott International, Inc.	5.75%	5/1/2025	924	1,072,480
MGM Resorts International	6.00%	3/15/2023	74	79,088
MGM Resorts International	6.75%	5/1/2025	550	590,345
Travel + Leisure Co.	6.60%	10/1/2025	550	621,011
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	965	993,226
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	1,019	1,088,059
Total				5,683,390

Machinery: Agricultural 0.63%
BAT Capital Corp.	3.222%	8/15/2024	4,457	4,748,404
BAT International Finance plc (United Kingdom)(e)	1.668%	3/25/2026	1,000	998,431
Imperial Brands Finance plc (United Kingdom)†(e)	3.125%	7/26/2024	1,871	1,985,441
Reynolds American, Inc.	4.45%	6/12/2025	1,850	2,057,795
Viterra Finance BV (Netherlands)†(e)	2.00%	4/21/2026	2,809	2,802,663
Total				12,592,734

Machinery: Industrial/Specialty 0.36%
CNH Industrial NV (United Kingdom)(e)	4.50%	8/15/2023	1,303	1,412,399
Flowserve Corp.	4.00%	11/15/2023	313	332,686
Nvent Finance S.a.r.l. (Luxembourg)(e)	3.95%	4/15/2023	1,308	1,372,056
Wabtec Corp.	4.375%	8/15/2023	1,937	2,065,929
Westinghouse Air Brake Technologies Corp.	3.20%	6/15/2025	113	120,715
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	1,819	1,984,375
Total				7,288,160

Media 1.00%
Altice Financing SA (Luxembourg)†(e)	7.50%	5/15/2026	1,810	1,887,323
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	94	97,285
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	2,712	2,807,598

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media (continued)
Clear Channel Worldwide Holdings, Inc.	9.25%		2/15/2024	$2,939	$3,088,154
DISH DBS Corp.	5.875%		7/15/2022	2,400	2,499,000
DISH DBS Corp.	6.75%		6/1/2021	6,212	6,212,000
iHeartCommunications, Inc.	6.375%		5/1/2026	440	470,545
Sirius XM Radio, Inc.†	3.875%		8/1/2022	1,343	1,350,575
Sirius XM Radio, Inc.†	5.375%		7/15/2026	1,069	1,103,882
Virgin Media Secured Finance plc (United Kingdom)†(e)	5.50%		8/15/2026	609	632,294
Total					20,148,656

Metal Fabricating 0.01%
Hillman Group, Inc. (The)†	6.375%		7/15/2022	242	242,290

Metals & Minerals: Miscellaneous 1.39%
Alcoa Nederland Holding BV (Netherlands)†(e)	5.50%		12/15/2027	1,002	1,087,135
Anglo American Capital plc (United Kingdom)†(e)	4.875%		5/14/2025	3,135	3,555,560
Anglo American Capital plc (United Kingdom)†(e)	5.375%		4/1/2025	4,250	4,877,514
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	5.125%		5/15/2024	724	790,441
Freeport-McMoRan, Inc.	3.875%		3/15/2023	117	121,458
Freeport-McMoRan, Inc.	4.55%		11/14/2024	858	932,063
Glencore Finance Canada Ltd. (Canada)†(e)	4.25%		10/25/2022	450	472,802
Glencore Funding LLC†	1.625%		4/27/2026	670	670,423
Glencore Funding LLC†	4.00%		4/16/2025	1,567	1,715,131
Glencore Funding LLC†	4.125%		5/30/2023	4,134	4,406,167
Glencore Funding LLC†	4.125%		3/12/2024	1,800	1,949,837
Glencore Funding LLC†	4.625%		4/29/2024	5,553	6,133,265
Kinross Gold Corp. (Canada)(e)	5.95%		3/15/2024	1,044	1,176,468
Novelis Corp.†	5.875%		9/30/2026	12	12,533
Total					27,900,797

Natural Gas 0.55%
Atmos Energy Corp.	0.625%		3/9/2023	519	519,510
National Fuel Gas Co.	3.75%		3/1/2023	515	538,870
National Fuel Gas Co.	5.50%		1/15/2026	1,183	1,374,574
ONE Gas, Inc.	0.787% (3 Mo. LIBOR + .61%	)#	3/11/2023	5,237	5,240,123
ONE Gas, Inc.	0.85%		3/11/2023	1,127	1,128,349
ONE Gas, Inc.	1.10%		3/11/2024	2,162	2,164,321
Total					10,965,747

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil 4.47%
Callon Petroleum Co.	6.25%		4/15/2023	$2,360	$2,235,392
Cenovus Energy, Inc. (Canada)(e)	3.00%		8/15/2022	7,220	7,382,346
Cenovus Energy, Inc. (Canada)(e)	3.95%		4/15/2022	1,842	1,879,512
Cenovus Energy, Inc. (Canada)(e)	4.00%		4/15/2024	1,002	1,076,426
Cenovus Energy, Inc. (Canada)(e)	5.375%		7/15/2025	1,024	1,169,262
Cimarex Energy Co.	4.375%		6/1/2024	1,878	2,054,085
Comstock Resources, Inc.	9.75%		8/15/2026	1,616	1,756,527
Continental Resources, Inc.	3.80%		6/1/2024	1,275	1,340,433
Continental Resources, Inc.	4.50%		4/15/2023	872	911,493
CrownRock LP/CrownRock Finance, Inc.†	5.625%		10/15/2025	2,089	2,159,796
Diamondback Energy, Inc.	0.90%		3/24/2023	1,554	1,554,936
Diamondback Energy, Inc.	2.875%		12/1/2024	1,828	1,944,852
Diamondback Energy, Inc.	4.75%		5/31/2025	321	363,681
Diamondback Energy, Inc.	5.375%		5/31/2025	3,698	3,801,819
Eni SpA (Italy)†(e)	4.00%		9/12/2023	660	708,318
EQT Corp.†	3.125%		5/15/2026	486	496,194
Harvest Operations Corp. (Canada)†(e)	1.00%		4/26/2024	570	570,344
Harvest Operations Corp. (Canada)(e)	1.00%		4/26/2024	1,675	1,676,011
Helmerich & Payne, Inc.	4.65%		3/15/2025	887	979,648
Hess Corp.	3.50%		7/15/2024	1,046	1,114,192
Laredo Petroleum, Inc.	9.50%		1/15/2025	1,729	1,815,770
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%		8/1/2026	1,750	1,808,809
Matador Resources Co.	5.875%		9/15/2026	1,832	1,841,160
MEG Energy Corp. (Canada)†(e)	6.50%		1/15/2025	4,129	4,277,809
Murphy Oil Corp.	6.875%		8/15/2024	783	802,837
Newfield Exploration Co.	5.625%		7/1/2024	554	616,619
Occidental Petroleum Corp.	1.606% (3 Mo. LIBOR + 1.45%	)#	8/15/2022	1,175	1,166,556
Occidental Petroleum Corp.	2.90%		8/15/2024	6,124	6,116,345
Occidental Petroleum Corp.	6.95%		7/1/2024	913	1,016,397
OGX Austria GmbH (Brazil)†(g)(e)	8.50%		6/1/2018	225	4
Parsley Energy LLC/Parsley Finance Corp.†	4.125%		2/15/2028	1,580	1,664,688
Parsley Energy LLC/Parsley Finance Corp.†	5.625%		10/15/2027	3,081	3,331,177
PDC Energy, Inc.	5.75%		5/15/2026	2,749	2,872,732
PDC Energy, Inc.	6.125%		9/15/2024	482	493,447
Petroleos Mexicanos (Mexico)(e)	3.827% (3 Mo. LIBOR + 3.65%	)#	3/11/2022	976	992,953
Petroleos Mexicanos (Mexico)(e)	4.25%		1/15/2025	809	836,433

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Petroleos Mexicanos (Mexico)(e)	5.375%		3/13/2022	$252	$259,752
Petroleos Mexicanos (Mexico)†(e)	6.875%		10/16/2025	500	559,075
Precision Drilling Corp. (Canada)(e)	7.75%		12/15/2023	277	280,255
PT Pertamina Persero (Indonesia)†(e)	4.875%		5/3/2022	1,375	1,429,312
Range Resources Corp.	9.25%		2/1/2026	2,095	2,313,404
Reliance Industries Ltd. (India)†(e)	5.40%		2/14/2022	1,350	1,393,248
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	1.625%		11/24/2025	400	407,039
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	2.875%		4/16/2024	425	450,762
SM Energy Co.	6.125%		11/15/2022	701	699,686
SM Energy Co.†	10.00%		1/15/2025	1,916	2,173,894
Suncor Energy, Inc. (Canada)(e)	7.875%		6/15/2026	1,213	1,549,931
Suncor Energy, Inc. (Canada)(e)	9.25%		10/15/2021	2,000	2,066,268
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(e)	2.625%		8/15/2025	1,200	1,227,054
Valero Energy Corp.	1.20%		3/15/2024	545	551,419
Valero Energy Corp.	2.70%		4/15/2023	4,399	4,577,416
Valero Energy Corp.	2.85%		4/15/2025	355	376,959
Viper Energy Partners LP†	5.375%		11/1/2027	719	748,659
WPX Energy, Inc.	5.25%		9/15/2024	2,711	3,010,796
WPX Energy, Inc.	5.25%		10/15/2027	148	158,582
WPX Energy, Inc.	5.75%		6/1/2026	299	312,319
WPX Energy, Inc.	8.25%		8/1/2023	488	559,841
Total					89,934,674

Oil: Crude Producers 1.60%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	6,180	7,103,286
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	3,102	3,566,624
Energy Transfer Operating LP	4.25%		3/15/2023	506	532,952
Energy Transfer Operating LP	5.875%		1/15/2024	1,193	1,327,709
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	440	451,678
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	473	480,779
MPLX LP	1.285% (3 Mo. LIBOR + 1.10%	)#	9/9/2022	950	950,592
MPLX LP	4.875%		12/1/2024	2,387	2,695,595
NGPL PipeCo LLC†	4.375%		8/15/2022	1,773	1,836,915
NOVA Gas Transmission Ltd. (Canada)(e)	7.875%		4/1/2023	500	563,981
ONEOK, Inc.	7.50%		9/1/2023	672	762,867
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	5,665	6,114,003
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	3,694	4,172,977
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	750	890,265

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Texas Eastern Transmission LP†	2.80%		10/15/2022	$223	$228,440
Western Midstream Operating LP	2.288% (3 Mo. LIBOR + 2.10%	)#	1/13/2023	493	491,894
Total					32,170,557

Oil: Integrated Domestic 0.10%
Oceaneering International, Inc.	4.65%		11/15/2024	2,076	2,086,193

Paper & Forest Products 0.06%
Suzano Austria GmbH (Brazil)†(e)	5.75%		7/14/2026	275	323,537
West Fraser Timber Co., Ltd. (Canada)†(e)	4.35%		10/15/2024	871	937,910
Total					1,261,447

Real Estate Investment Trusts 1.35%
Brixmor Operating Partnership LP	3.65%		6/15/2024	424	457,775
Country Garden Holdings Co. Ltd. (China)(e)	7.125%		1/27/2022	365	378,322
EPR Properties	4.75%		12/15/2026	1,125	1,186,541
EPR Properties	5.25%		7/15/2023	500	524,287
Equinix, Inc.	5.375%		5/15/2027	5,894	6,321,401
ESH Hospitality, Inc.†	5.25%		5/1/2025	619	631,380
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	1,275	1,444,314
HAT Holdings I LLC/HAT Holdings II LLC†	5.25%		7/15/2024	1,480	1,526,405
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	1,207	1,274,894
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		3/15/2022	5,381	5,434,810
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		10/1/2025	1,135	1,156,281
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.50%		6/1/2025	811	878,232
SITE Centers Corp.	3.625%		2/1/2025	60	63,124
SL Green Realty Corp.	4.50%		12/1/2022	1,530	1,599,310
Tanger Properties LP	3.875%		12/1/2023	300	318,455
VEREIT Operating Partnership LP	4.625%		11/1/2025	800	909,815
Vornado Realty LP	2.15%		6/1/2026	278	280,575
Vornado Realty LP	3.50%		1/15/2025	2,565	2,739,436
Total					27,125,357

Retail 0.33%
Arcos Dorados Holdings, Inc. (Uruguay)†(e)	5.875%		4/4/2027	300	316,953
Arcos Dorados Holdings, Inc. (Uruguay)†(e)	6.625%		9/27/2023	2,640	2,876,848
Brinker International, Inc.†	5.00%		10/1/2024	775	811,328

See Notes to Financial Statements.	207

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
IRB Holding Corp.†	6.75%	2/15/2026	$466	$482,312
L Brands, Inc.†	9.375%	7/1/2025	769	980,902
Macy’s Retail Holdings LLC	3.625%	6/1/2024	1,215	1,245,375
Total				6,713,718

Savings & Loan 0.02%
People’s United Financial, Inc.	3.65%	12/6/2022	370	384,613

Steel 0.18%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(e)	8.75%	7/15/2026	1,705	1,801,247
CSN Resources SA (Brazil)†(e)	7.625%	2/13/2023	475	494,836
CSN Resources SA (Brazil)†(e)	7.625%	4/17/2026	864	931,185
POSCO (South Korea)†(e)	2.375%	11/12/2022	450	460,122
Total				3,687,390

Technology 1.05%
Baidu, Inc. (China)(e)	3.075%	4/7/2025	200	211,483
Baidu, Inc. (China)(e)	3.875%	9/29/2023	2,248	2,397,022
Baidu, Inc. (China)(e)	4.375%	5/14/2024	3,200	3,504,942
Expedia Group, Inc.†	6.25%	5/1/2025	4,161	4,852,784
Meituan (China)†(e)	2.125%	10/28/2025	900	892,626
Netflix, Inc.†	3.625%	6/15/2025	1,025	1,100,358
Netflix, Inc.	4.375%	11/15/2026	267	301,479
Uber Technologies, Inc.†	7.50%	5/15/2025	562	607,382
Uber Technologies, Inc.†	8.00%	11/1/2026	739	799,306
VeriSign, Inc.	4.625%	5/1/2023	930	933,241
VeriSign, Inc.	4.75%	7/15/2027	3,517	3,746,977
VeriSign, Inc.	5.25%	4/1/2025	646	735,817
Weibo Corp. (China)(e)	3.50%	7/5/2024	1,000	1,054,598
Total				21,138,015

Telecommunications 0.14%
Altice France SA (France)†(e)	7.375%	5/1/2026	747	777,754
CommScope, Inc.†	5.50%	3/1/2024	344	354,303
T-Mobile USA, Inc.	4.50%	2/1/2026	1,643	1,686,720
Total				2,818,777

Toys 0.11%
Hasbro, Inc.	3.00%	11/19/2024	188	200,735
Hasbro, Inc.	3.55%	11/19/2026	135	148,018

208	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Toys (continued)
Mattel, Inc.	3.15%		3/15/2023	$1,250	$1,281,625
Mattel, Inc.†	3.375%		4/1/2026	341	353,896
Mattel, Inc.†	6.75%		12/31/2025	158	166,676
Total					2,150,950

Transportation: Miscellaneous 0.12%
Pelabuhan Indonesia III Persero PT (Indonesia)†(e)	4.50%		5/2/2023	1,220	1,297,195
Rumo Luxembourg S.a.r.l. (Luxembourg)†(e)	5.875%		1/18/2025	275	289,713
XPO Logistics, Inc.†	6.25%		5/1/2025	750	802,927
Total					2,389,835

Wholesale 0.09%
Core & Main Holdings LP PIK 9.375%†	8.625%		9/15/2024	182	185,935
Core & Main LP†	6.125%		8/15/2025	1,550	1,584,875
Total					1,770,810
Total Corporate Bonds (cost $853,346,811)					863,158,902

FLOATING RATE LOANS(h) 6.20%

Aerospace/Defense 0.35%
Boeing Company The Delayed Draw Term Loan	1.434% (3 Mo. LIBOR + 1.25%	)	2/7/2022	7,096	7,099,089
Air Transportation 0.13%
AAdvantage Loyalty IP Ltd. 2021 Term Loan(e)	5.50% (3 Mo. LIBOR + 4.75%	)	4/20/2028	820	846,653
American Airlines, Inc. 2017 Incremental Term Loan	2.101% (1 Mo. LIBOR + 2.00%	)	12/15/2023	282	273,169
American Airlines, Inc. 2018 Term Loan B	1.84% (1 Mo. LIBOR + 1.75%	)	6/27/2025	383	355,514
American Airlines, Inc. Repriced TL B due 2023	2.093% (1 Mo. LIBOR + 2.00%	)	4/28/2023	1,129	1,095,342
Total					2,570,678

Automobiles 0.06%
Ford Motor Company Unsecured Term Loan	1.85% (1 Mo. LIBOR + 1.75%	)	12/31/2022	1,194	1,185,198	(i)
Building Materials 0.02%
Forterra Finance, LLC 2017 Term Loan B	4.00% (1 Mo. LIBOR + 3.00%	)	10/25/2023	373	373,139

See Notes to Financial Statements.	209

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.19%
Global Payments Inc. 2019 Term Loan	2.022% (3 Mo. LIBOR + 1.88%	)	7/9/2024	$2,495	$2,482,375	(i)
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	1.426% (3 Mo. LIBOR + 1.25%	)	1/17/2023	496	495,379	(i)
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	1.801% (3 Mo. LIBOR + 1.63%	)	1/17/2025	878	877,334	(i)
Total					3,855,088

Chemicals 0.10%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	1.953% (3 Mo. LIBOR + 1.75%	)	6/1/2024	2,101	2,093,310

Computer Hardware 0.17%
Dell International LLC 2021 Term Loan B	2.00% (1 Mo. LIBOR + 1.75%	)	9/19/2025	3,362	3,366,124

Computer Software 0.11%
Salesforce.com, inc. Delayed Draw Term Loan(j)	–	(k)	12/23/2023	2,172	2,169,416	(i)

Containers 0.00%
BWAY Holding Company 2017 Term Loan B	3.385% (3 Mo. LIBOR + 3.25%	)	4/3/2024	76	74,241

Drugs 0.32%
Alphabet Holding Company, Inc. 2017 1st Lien Term Loan	3.593% (1 Mo. LIBOR + 3.50%	)	9/26/2024	1,454	1,453,904
Change Healthcare Holdings LLC 2017 Term Loan B	3.50% (1 Mo. LIBOR + 2.50%) (3 Mo. LIBOR + 2.50%	)	3/1/2024	3,987	3,989,081
NVA Holdings, Inc. 2019 Term Loan A3	2.375% - 2.38% (1 Mo. LIBOR + 2.25%	)	2/20/2023	1,050	1,044,750	(i)
Total					6,487,735

Electronics 0.07%
Tech Data Corporation ABL Term Loan	3.593% (1 Mo. LIBOR + 3.50%	)	6/30/2025	1,430	1,435,772

Energy Equipment & Services 0.12%
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	1.843%		6/30/2024	2,471	2,471,508

Entertainment 0.02%
Scientific Games International, Inc. 2018 Term Loan B5	2.843% (1 Mo. LIBOR + 2.75%	)	8/14/2024	400	396,474

210	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services 0.20%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(e)	1.953% (3 Mo. LIBOR + 1.75%	)	10/6/2023	$3,929	$3,929,596

Food 0.19%
US Foods, Inc. 2016 Term Loan B	1.843% (1 Mo. LIBOR + 1.75%	)	6/27/2023	3,801	3,773,572

Government 0.10%
Seminole Tribe of Florida 2018 Term Loan B	1.843% (1 Mo. LIBOR + 1.75%	)	7/8/2024	2,026	2,027,920

Health Care Services 0.35%
DaVita, Inc. 2020 Term Loan B	1.843% (1 Mo. LIBOR + 1.75%	)	8/12/2026	997	994,268
Gentiva Health Services, Inc. 2020 Term Loan	2.875% (1 Mo. LIBOR + 2.75%	)	7/2/2025	3,379	3,375,527
PPD, Inc. Initial Term Loan	2.75% (1 Mo. LIBOR + 2.25%	)	1/13/2028	2,613	2,612,423
Total					6,982,218

Insurance 0.23%
Asurion LLC 2018 Term Loan B6	3.093% (1 Mo. LIBOR + 3.00%	)	11/3/2023	4,581	4,574,530

Leasing 0.01%
Avolon TLB Borrower 1 (US) LLC 2020 Term Loan B5	3.25% (1 Mo. LIBOR + 2.50%	)	12/1/2027	139	139,752

Leisure 0.14%
Carnival Corporation USD Term Loan B (Panama)(e)	8.50% (1 Mo. LIBOR + 7.50%	)	6/30/2025	2,786	2,800,023

Lodging 0.45%
Boyd Gaming Corporation Term Loan B3	2.312% (1 Wk. LIBOR + 2.25%	)	9/15/2023	2,041	2,041,435
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	2.843% (1 Mo. LIBOR + 2.75%	)	12/23/2024	1,149	1,141,287
Diamond Resorts Corporation 2018 Term Loan B	4.75% (1 Mo. LIBOR + 3.75%	)	9/2/2023	1,981	1,985,229
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.842% (1 Mo. LIBOR + 1.75%	)	6/22/2026	4,000	3,972,320
Total					9,140,271

Machinery: Industrial/Specialty 0.14%
Welbilt, Inc. 2018 Term Loan B	2.593% (1 Mo. LIBOR + 2.50%	)	10/23/2025	2,741	2,717,210	(i)

See Notes to Financial Statements.	211

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media 0.53%
Nexstar Broadcasting, Inc. 2018 Term Loan A4	–	(k)	10/26/2023	$1,247	$1,243,438
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.341%		1/17/2024	4,347	4,340,932
Nexstar Broadcasting, Inc. Term Loan A5	–	(k)	9/19/2024	296	294,889
Nielsen Finance LLC USD Term Loan B4	2.095% (1 Mo. LIBOR + 2.00%	)	10/4/2023	4,746	4,749,599
Total					10,628,858

Miscellaneous 0.68%
Charter Communications Operating, LLC 2017 Term Loan A2	1.60% (1 Mo. LIBOR + 1.50%	)	3/31/2023	2,658	2,657,653	(i)
Charter Communications Operating, LLC 2019 Term Loan B1	1.85% (1 Mo. LIBOR + 1.75%	)	4/30/2025	4,522	4,522,374
ESH Hospitality, Inc. 2019 Term Loan B	2.093% (1 Mo. LIBOR + 2.00%	)	9/18/2026	1,473	1,469,148
Reynolds Group Holdings Inc. USD 2017 Term Loan	2.843% (1 Mo. LIBOR + 2.75%	)	2/5/2023	5,096	5,090,396
Total					13,739,571

Oil 0.20%
Hess Corporation Term Loan	2.872% (3 Mo. LIBOR + 2.73%	)	3/16/2023	4,033	4,023,337	(i)

Oil: Crude Producers 0.15%
Buckeye Partners, L.P. 2021 Term Loan B	2.36% (1 Mo. LIBOR + 2.25%	)	11/1/2026	3,085	3,072,600

Real Estate 0.35%
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.095% (1 Mo. LIBOR + 1.00%	)	1/31/2025	2,246	2,223,115
VICI Properties 1 LLC Replacement Term Loan B	1.843% (1 Mo. LIBOR + 1.75%	)	12/20/2024	4,765	4,727,015
Total					6,950,130

Retail 0.34%
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.094% (1 Mo. LIBOR + 2.00%	)	2/3/2024	2,605	2,608,372
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%	)	7/18/2022	2,327	2,285,083
SRS Distribution Inc. 2018 1st Lien Term Loan	–	(k)	5/23/2025	1,960	1,959,399
Total					6,852,854

Technology 0.04%
ProQuest LLC 2019 Term Loan	–	(k)	10/23/2026	844	845,332

212	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.16%
CenturyLink, Inc. 2020 Term Loan A	2.093% (1 Mo. LIBOR + 2.00%	)	1/31/2025	$2,244	$2,234,519
Colorado Buyer Inc 2nd Lien Term Loan	8.25% (3 Mo. LIBOR + 7.25%	)	5/1/2025	922	915,713
Total					3,150,232

Transportation: Miscellaneous 0.25%
XPO Logistics, Inc. 2018 Term Loan B	1.858% (1 Mo. LIBOR + 1.75%	)	2/24/2025	5,148	5,130,469

Wholesale 0.03%
Core & Main LP 2017 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%	)	8/1/2024	592	591,693
Total Floating Rate Loans (cost $124,803,418)					124,647,940

FOREIGN GOVERNMENT OBLIGATIONS(e) 0.40%

Egypt 0.09%
Republic of Egypt	6.125%		1/31/2022	375	385,902
Republic of Egypt†	6.125%		1/31/2022	1,340	1,378,958
Total					1,764,860

Indonesia 0.05%
Perusahaan Penerbit SBSN†	3.75%		3/1/2023	405	427,698
Perusahaan Penerbit SBSN†	4.325%		5/28/2025	607	677,734
Total					1,105,432

Kenya 0.14%
Republic of Kenya†	6.875%		6/24/2024	2,440	2,715,354

Malaysia 0.08%
Morocco Government International Bond†	4.25%		12/11/2022	1,500	1,577,775

Romania 0.04%
Republic of Romania†	4.875%		1/22/2024	700	775,273
Total Foreign Government Obligations (cost $7,836,801)					7,938,694

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.05%
Federal Home Loan Mortgage Corp. K061 X1 IO	0.175%	#(l)	11/25/2026	15,171	146,669
Federal Home Loan Mortgage Corp. Q001 XA IO	2.145%	#(l)	2/25/2032	1,312	150,288
Government National Mortgage Assoc. 2013-171 IO	0.815%	#(l)	6/16/2054	998	60,939

See Notes to Financial Statements.	213

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2013-193 IO	0.422%	#(l)	1/16/2055	$162	$14,629
Government National Mortgage Assoc. 2014-112 A	3.00%	#(l)	1/16/2048	187	196,104
Government National Mortgage Assoc. 2014-15 IO	0.392%	#(l)	8/16/2054	1,169	37,887
Government National Mortgage Assoc. 2014-64 IO	1.018%	#(l)	12/16/2054	6,161	310,561
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	41	41,536
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(l)	8/16/2055	44	44,493
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,917,254)					1,003,106

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.14%
Federal Home Loan Mortgage Corp.	2.029% (12 Mo. LIBOR + 1.66%	)#	2/1/2038	132	139,518
Federal Home Loan Mortgage Corp.	2.14% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	320	335,404
Federal Home Loan Mortgage Corp.	2.195% (12 Mo. LIBOR + 1.72%	)#	4/1/2037	34	35,918
Federal Home Loan Mortgage Corp.	2.221% (12 Mo. LIBOR + 1.79%	)#	5/1/2036	33	34,749
Federal Home Loan Mortgage Corp.	2.281% (12 Mo. LIBOR + 1.78%	)#	10/1/2038	25	27,105
Federal Home Loan Mortgage Corp.	2.361% (12 Mo. LIBOR + 1.78%	)#	12/1/2036	95	101,100
Federal Home Loan Mortgage Corp.	2.386%	#	9/1/2036 - 2/1/2037	182	194,715
Federal National Mortgage Assoc.	1.624% (12 Mo. LIBOR + 1.14%	)#	6/1/2038	112	116,351
Federal National Mortgage Assoc.	1.97% (12 Mo. LIBOR + 1.52%	)#	3/1/2039	61	64,137
Federal National Mortgage Assoc.	2.075% (12 Mo. LIBOR + 1.61%	)#	8/1/2037	8	8,616
Federal National Mortgage Assoc.	2.188% (12 Mo. LIBOR + 1.51%	)#	10/1/2035	99	104,524
Federal National Mortgage Assoc.	2.214% (12 Mo. LIBOR + 1.82%	)#	4/1/2040	40	42,899
Federal National Mortgage Assoc.	2.232% (12 Mo. LIBOR + 1.87%	)#	12/1/2038	34	35,790
Federal National Mortgage Assoc.	2.266% (12 Mo. LIBOR + 1.65%	)#	8/1/2038	20	21,004
Federal National Mortgage Assoc.	2.301% (12 Mo. LIBOR + 1.63%	)#	9/1/2038	71	75,121
Federal National Mortgage Assoc.	2.316% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	38	40,759

214	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.337% (12 Mo. LIBOR + 1.80%	)#	12/1/2040	$80	$84,510
Federal National Mortgage Assoc.	2.382% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	25	25,970
Federal National Mortgage Assoc.	2.387% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	429	454,140
Federal National Mortgage Assoc.	2.407% (1 Yr Treasury CMT + 2.19%	)#	3/1/2038	13	14,316
Federal National Mortgage Assoc.	2.408% (1 Yr Treasury CMT + 2.20%	)#	1/1/2038	58	61,880
Federal National Mortgage Assoc.	2.703% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	140	147,608
Federal National Mortgage Assoc.	2.721% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	432	454,045
Federal National Mortgage Assoc.	2.788% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	159	166,832
Total Government Sponsored Enterprises Pass-Throughs (cost $2,745,622)					2,787,011

MUNICIPAL BONDS 0.08%

Miscellaneous
New York Transportation Development Corp.	1.36%		12/1/2021	110	110,519
New York Transportation Development Corp.	1.61%		12/1/2022	110	111,708
State of Illinois	4.95%		6/1/2023	815	843,074
State of Illinois	6.125%		7/1/2021	385	386,410
State of Illinois	6.20%		7/1/2021	100	100,373
Total Municipal Bonds (cost $1,535,791)					1,552,084

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.51%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(l)	12/25/2059	317	319,871
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(l)	5/25/2065	370	371,339
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	310,498
Atrium Hotel Portfolio Trust 2017-ATRM B†	1.601% (1 Mo. LIBOR + 1.50%	)#	12/15/2036	842	842,779
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.531% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	907	907,445
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.751% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	288	287,091
BB-UBS Trust 2012-TFT B†	3.468%	#(l)	6/5/2030	2,149	1,807,110
BB-UBS Trust 2012-TFT C†	3.468%	#(l)	6/5/2030	3,000	2,398,529
BBCMS Mortgage Trust 2018-TALL A†	0.823% (1 Mo. LIBOR + .72%	)#	3/15/2037	3,400	3,387,356

See Notes to Financial Statements.	215

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust 2018-TALL C†	1.222% (1 Mo. LIBOR + 1.12%	)#	3/15/2037	$3,350	$3,263,553
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	259,767
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	271	277,776
BBCMS Trust 2015-VFM X IO†	0.367%	#(l)	3/12/2036	86,744	1,028,781
BBCMS Trust 2018-BXH A†	1.101% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	1,492	1,497,167
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	400	407,306
BFLD 2019-DPLO E†	2.341% (1 Mo. LIBOR + 2.24%	)#	10/15/2034	3,100	3,082,851
BHMS 2018-ATLS A†	1.351% (1 Mo. LIBOR + 1.25%	)#	7/15/2035	2,640	2,644,144
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(l)	3/10/2033	47,800	692,589
BWAY Mortgage Trust 2015-1740 C†	3.342%		1/10/2035	3,350	3,367,642
BX 2021-MFM1 A†	0.801% (1 Mo. LIBOR + .70%	)#	1/15/2034	140	140,210
BX Commercial Mortgage Trust 2019-IMC A†	1.101% (1 Mo. LIBOR + 1.00%	)#	4/15/2034	5,881	5,877,661
BX Commercial Mortgage Trust 2019-XL D†	1.551% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	5,827	5,838,442
BX Trust 2017-SLCT D†	2.151% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	853	855,662
BX Trust 2017-SLCT F†	4.351% (1 Mo. LIBOR + 4.25%	)#	7/15/2034	1,939	1,948,655
BX Trust 2018-GW A†	0.901% (1 Mo. LIBOR + .80%	)#	5/15/2035	2,200	2,205,097
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.748%	#(l)	12/15/2047	204	204,261
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.639%	#(l)	5/10/2058	946	61,881
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.104%	#(l)	11/10/2049	2,659	131,873
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.689%	#(l)	12/10/2054	3,605	121,021
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500	3,648,963
CGRBS Commercial Mortgage Trust 2013-VN05 A†	3.369%		3/13/2035	1,000	1,039,424
CHT Mortgage Trust 2017-CSMO B†	1.501% (1 Mo. LIBOR + 1.40%	)#	11/15/2036	1,888	1,892,923
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.364%	#(l)	6/10/2048	5,755	77,138
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.212%	#(l)	7/10/2047	3,452	23,690
COMM CCRE1 Mortgage Trust 2012-CR1 B	4.612%		5/15/2045	4,600	4,666,367
COMM Mortgage Trust 2015-LC21 A4	3.708%		7/10/2048	207	227,575
COMM Mortgage Trust 2020-SBX A†	1.67%		1/10/2038	255	258,925
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.657%	#(l)	7/10/2046	16	15,803
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617	617,205
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.683%	#(l)	10/15/2045	4,266	82,239

216	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	$240	$239,777
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,080	1,079,129
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.20%	#(l)	3/10/2046	4,458	78,055
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.34%	#(l)	6/10/2046	11,230	61,573
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	93	92,661
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	216	216,902
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.969%	#(l)	8/10/2047	2,349	58,200
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.392%	#(l)	8/10/2049	856	49,891
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.54%	#(l)	9/15/2037	39,135	808,820
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.105%	#(l)	12/15/2049	20,135	268,337
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197%	#(l)	7/10/2034	200	203,568
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(l)	2/25/2050	799	811,852
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	501	504,384
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.051% (1 Mo. LIBOR + .95%	)#	12/15/2030	502	499,194
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	Zero Coupon	#(l)	6/15/2057	82,732	164,637
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.462%	#(l)	8/10/2049	9,553	592,760
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	0.952%	#(l)	11/15/2049	4,298	174,209
CSMC 2021-NQM1 A1†	0.809%	#(l)	5/25/2065	5,079	5,080,153
CSMC 2021-NQM3 A1†	1.015%	#(l)	4/25/2066	1,500	1,512,387	(c)
CSMC Trust 2021-AFC1 A1†	0.83%	#(l)	3/25/2056	841	842,035	(c)
DBGS Mortgage Trust 2018 5BP A†	0.746% (1 Mo. LIBOR + .65%	)#	6/15/2033	1,120	1,121,534
DBGS Mortgage Trust 2018-BIOD A†	0.904% (1 Mo. LIBOR + .80%	)#	5/15/2035	1,259	1,261,412

See Notes to Financial Statements.	217

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	$297	$303,473
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(l)	6/10/2034	594	6,972
DBWF Mortgage Trust 2016-85T XA IO†	0.014%	#(l)	12/10/2036	61,529	168,589
DBWF Mortgage Trust 2018-AMXP B†	3.996%	#(l)	5/5/2035	1,500	1,518,726
DBWF Mortgage Trust 2018-AMXP C†	3.83%	#(l)	5/5/2035	1,000	1,004,925
DBWF Mortgage Trust 2018-GLKS A†	1.127% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	704	705,571
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(l)	1/25/2060	476	482,004
Ellington Financial Mortgage Trust 2021-1 A1†	0.797%	#(l)	2/25/2066	223	222,874
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	761	803,514
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	335	352,730
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	336	341,069
Great Wolf Trust 2019-WOLF B†	1.435% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	320	319,859
Great Wolf Trust 2019-WOLF C†	1.734% (1 Mo. LIBOR + 1.63%	)#	12/15/2036	2,945	2,938,492
Great Wolf Trust 2019-WOLF E†	2.833% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	2,620	2,571,511
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300	1,331,120
GS Mortgage Securities Corp. II 2021-ROSS A†	1.30% (1 Mo. LIBOR + 1.15%	)#	5/15/2026	5,000	5,010,731
GS Mortgage Securities Corp. II 2021-ROSS H†	6.05% (1 Mo. LIBOR + 5.90%	)#	5/15/2026	560	565,275
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	1,159	1,156,196
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,036,796
GS Mortgage Securities Corp. Trust 2017-SLP A†	3.419%		10/10/2032	1,300	1,328,325
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.201% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	888	888,897
GS Mortgage Securities Corp. Trust 2017-STAY B†	1.451% (1 Mo. LIBOR + 1.35%	)#	7/15/2032	313	313,434
GS Mortgage Securities Corp. Trust 2017-STAY C†	1.701% (1 Mo. LIBOR + 1.60%	)#	7/15/2032	225	224,839
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.051% (1 Mo. LIBOR + .95%	)#	7/15/2035	2,356	2,357,929
GS Mortgage Securities Corp. Trust 2019-70P A†	1.101% (1 Mo. LIBOR + 1.00%	)#	10/15/2036	1,000	1,000,895
GS Mortgage Securities Corp. Trust 2019-70P B†	1.421% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	657	654,531
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	266,734
GS Mortgage Securities Trust 2012-GCJ9 XA IO	1.924%	#(l)	11/10/2045	1,335	25,527

218	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(l)	4/10/2031	$2,584	$2,523,997
GS Mortgage Securities Trust 2013-GC12 B	3.777%	#(l)	6/10/2046	3,450	3,609,122
GS Mortgage Securities Trust 2013-GC12 XA IO	1.401%	#(l)	6/10/2046	17,880	381,349
GS Mortgage Securities Trust 2015-GS1 XA IO	0.761%	#(l)	11/10/2048	1,041	30,812
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974	975,281
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629	607,741
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469	454,281
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618	602,571
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200	1,054,651
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(l)	8/5/2034	559	392,713
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	2.907% (1 Mo. LIBOR + 2.80%	)#	8/5/2034	1,961	1,623,404
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(l)	5/15/2048	1,532	1,605,656
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XA IO†	0.485%	#(l)	7/5/2031	129,394	1,318,525
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XB IO†	0.154%	#(l)	7/5/2031	50,413	201,304
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(l)	5/15/2045	253	258,913
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	878	898,851
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	5,706	4,932,247
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN B†	4.342%	#(l)	5/5/2030	1,254	817,264	(c)
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	0.948%	#(l)	12/15/2047	7,917	98,823
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.463%	#(l)	7/15/2045	4,507	31,219
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.242%	#(l)	4/15/2046	1,281	23,553
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.909%	#(l)	11/15/2047	2,536	58,908
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	5,000	3,616,115
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(l)	6/10/2027	2,906	174
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(l)	6/10/2027	1,292	26
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.675%	#(l)	12/15/2049	3,729	89,247

See Notes to Financial Statements.	219

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.651%	#(l)	5/15/2048	$1,844	$41,300
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.657%	#(l)	10/5/2031	1,432	902
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.047%	#(l)	9/15/2050	8,205	392,154
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211%	#(l)	10/5/2031	2,367	2,533
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608	608,533
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(l)	6/5/2032	452	447,959
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.527%	#(l)	6/5/2032	32,692	140,049
JPMorgan Chase Commercial Mortgage Securities Trust 2018 WPT XBFX IO†	0.377%	#(l)	7/5/2033	95,152	774,537
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.401% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	998	1,000,288
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.701% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	804	805,893
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.551% (1 Mo. LIBOR + 1.45%	)#	4/15/2031	658	648,518
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.251% (1 Mo. LIBOR + 2.15%	)#	4/15/2031	449	443,843
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.651% (1 Mo. LIBOR + 2.55%	)#	4/15/2031	332	328,797
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.057% (1 Mo. LIBOR + .95%	)#	7/5/2033	901	903,384
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.757% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	323	324,346
KKR Industrial Portfolio Trust 2021-KDIP A†	0.651% (1 Mo. LIBOR + .55%	)#	12/15/2037	700	700,426
Life 2021-BMR Mortgage Trust 2021-BMR A†	0.801% (1 Mo. LIBOR + .70%	)#	3/15/2038	5,400	5,411,631
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.768%	#(l)	3/10/2049	1,216	55,266
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.634%	#(l)	3/10/2049	19,753	559,207
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	745	750,023

220	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	$2,100	$2,220,488
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	2,090	2,081,088
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.563%	#(l)	7/15/2050	5,630	112,641
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.329%	#(l)	11/15/2049	4,556	240,988
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.559%	#(l)	12/15/2048	1,000	1,035,620
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	1,000	1,086,953
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	498,156
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	#(l)	9/13/2031	188,074	1,881
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.055%	#(l)	3/15/2045	12,066	59,244
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	235	235,248
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.499%	#(l)	8/15/2049	4,046	230,234
Motel 6 Trust 2017-MTL6 F†	4.351% (1 Mo. LIBOR + 4.25%	)#	8/15/2034	2,070	2,087,466
MRA Issuance Trust 2021-8 A1Y†	1.26% (1 Mo. LIBOR + 1.15%	)#	10/15/2021	9,400	9,409,216
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	296	301,937
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(l)	1/26/2060	324	329,945
One New York Plaza Trust 2020-1NYP A†	1.051% (1 Mo. LIBOR + .95%	)#	1/15/2026	3,140	3,160,725
One New York Plaza Trust 2020-1NYP AJ†	1.351% (1 Mo. LIBOR + 1.25%	)#	1/15/2026	3,250	3,275,726
One New York Plaza Trust 2020-1NYP B†	1.601% (1 Mo. LIBOR + 1.50%	)#	1/15/2026	1,990	2,008,520
PFP 2021-7 Ltd. 2021-7 A†	0.951% (1 Mo. LIBOR + .85%	)#	4/14/2038	4,500	4,494,600
PFP Ltd. 2019-6 A†	1.148% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	778	773,399
RBS Commercial Funding, Inc. Trust 2013-GSP A†	3.834%	#(l)	1/15/2032	592	631,337
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	831	860,947
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	889	907,388
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(l)	2/25/2024	219	223,043
RETL 2019-RVP C†	2.201% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	373	372,890

See Notes to Financial Statements.	221

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SFO Commerical Mortgage Trust
2021 555 A†	1.251% (1 Mo. LIBOR + 1.15%	)#	5/15/2038	$2,750	$2,759,376
SLIDE 2018-FUN A†	1.001% (1 Mo. LIBOR + .90%	)#	6/15/2031	3,234	3,237,435
SLIDE 2018-FUN B†	1.351% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	313	312,887
SLIDE 2018-FUN C†	1.651% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	254	252,737
SLIDE 2018-FUN XCP IO†	Zero Coupon	#(l)	12/15/2020	33,680	337	(c)
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(l)	2/25/2050	443	449,353
Starwood Mortgage Residential Trust 2021-2 A1†	0.943%	#(l)	5/25/2065	3,718	3,724,903
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	39	40,002	(c)
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	1,250	1,260,693
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	305	311,801
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	0.91%	#(l)	3/10/2046	8,534	93,053
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(l)	3/10/2046	635	647,082
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.10%	#(l)	4/10/2046	16,560	243,998
VASA Trust 2021-VASA B†	1.351% (1 Mo. LIBOR + 1.25%	)#	7/15/2039	6,000	6,012,749
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	489	497,276
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	450	455,504
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	341	342,580
Verus Securitization Trust 2021-1 A1†	0.815%	#(l)	1/25/2066	700	699,248
Verus Securitization Trust 2021-R2 A1†	0.918%	#(l)	2/25/2064	1,302	1,307,855
Verus Securitization Trust 2021-R3 A1†	1.02%	#(l)	4/25/2064	2,290	2,299,279	(c)
Waikiki Beach Hotel Trust 2019-WBM D†	2.131% (1 Mo. LIBOR + 2.03%	)#	12/15/2033	1,100	1,089,048
Wells Fargo Commercial Mortgage Trust 2010-C1 C IO	0.011%	#(l)	6/15/2048	58,000	107,520
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.612%	#(l)	6/15/2048	3,523	76,297
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.727%	#(l)	8/15/2049	1,670	120,696
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	1,000	1,102,726
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.002%	#(l)	10/15/2049	7,057	338,211
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	675	715,789

222	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	$679		$683,036
West Town Mall Trust 2017-KNOX B IO†	0.372%	#(l)	7/5/2030	34,088		89,887
West Town Mall Trust 2017-KNOX C†	4.346%	#(l)	7/5/2030	500		496,324
West Town Mall Trust 2017-KNOX D†	4.346%	#(l)	7/5/2030	625		615,684
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.297%	#(l)	6/15/2045	9,865		61,170
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	790		805,235
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.738%	#(l)	6/15/2045	300		279,814
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	176		180,668
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166		1,207,445
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.182%	#(l)	5/15/2045	9,166		164,726
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.642%	#(l)	8/15/2047	15,000		294,129
Total Non-Agency Commercial Mortgage-Backed Securities (cost $215,704,100)						211,274,186

U.S. TREASURY OBLIGATIONS 18.05%
U.S. Treasury Bill	Zero Coupon		7/29/2021	64,305		64,304,481
U.S. Treasury Note	0.125%		1/31/2023	17,009		17,010,329
U.S. Treasury Note	0.125%		3/31/2023	220,082		220,064,807
U.S. Treasury Note	0.75%		3/31/2026	61,558		61,509,908
Total U.S. Treasury Obligations (cost $362,712,386)						362,889,525

	Exercise Price		Expiration Date	Shares (000)

WARRANTS 0.00%

Miscellaneous
Sable Permian Resources*	$ –	(m)	2/1/2024	–	(d)	2,388	(c)
UTEX Industries, Inc.*	114.76		12/3/2025	–	(d)	417	(n)
Total Warrants (cost $2,805)						2,805
Total Long-Term Investments (cost $1,926,013,256)						1,932,004,382

See Notes to Financial Statements.	223

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 3.96%

COMMERCIAL PAPER 2.15%

Automobiles 0.50%
General Motors Finance Co., Inc.	0.264%	6/1/2021	$9,959	$9,959,000

Chemicals 0.92%
Dow Chemical Co. (The)	0.142%	6/1/2021	10,338	10,338,000
Dow Chemical Co. (The)	0.152%	6/1/2021	4,920	4,920,000
FMC Corp.	0.507%	6/22/2021	3,341	3,340,025
Total				18,598,025

Retail 0.73%
AutoNation, Inc.	0.203%	6/1/2021	4,093	4,093,000
Walgreens Boots Alliance, Inc.	0.152%	6/3/2021	10,586	10,585,912
Total				14,678,912
Total Commercial Paper (cost $43,235,937)				43,235,937

REPURCHASE AGREEMENTS
Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $35,009,700 of U.S. Treasury Note at 2.125% due 07/31/2024; value: $37,204,391; proceeds: $36,474,822 (cost $36,474,822)			36,475	36,474,822
Total Short-Term Investments (cost $79,710,759)				79,710,759
Total Investments in Securities 100.07% (cost $2,005,724,015)				2,011,715,141
Less Unfunded Loan Commitments(o) (0.11)% (cost $2,169,416)				(2,169,416)
Net Investments 99.96% (cost $2,003,554,599)				2,009,545,725
Cash and Other Assets in Excess of Liabilities(p) 0.04%				717,285
Net Assets 100.00%				$2,010,263,010

224	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

CMT	Constant Maturity Rate.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2021, the total value of Rule 144A securities was $851,955,055, which represents 42.38% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2021, the total value of Rule 144A securities was $851,146,707, which represents 42.38% of net assets.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Amount represents less than 1,000 shares.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2021.
(i)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Security is partially/fully unfunded. See Note 2(o).
(k)	Interest rate to be determined.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Cashless strike price.
(n)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(o)	See Note 2(o).
(p)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps - Sell Protection at May 31, 2021(1):

Referenced Index/Issuer	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.35(4)(5)	Credit Suisse	5.00%	12/20/2025	$1,150,000	$1,262,243	$97,573	$14,670
Petroleos Mexicanos(4)(6)	Credit Suisse	1.00%	6/20/2021	1,319,604	1,319,447	(759)	602
						$96,814	$15,272

See Notes to Financial Statements.	225

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Index/Issuer amounted to $15,272. Total unrealized depreciation on Credit Default Swaps on Index/Issuer amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(6)	Moody’s Credit Rating: Baa3.

Centrally Cleared Interest Rate Swap Contracts at May 31, 2021:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation
Credit Suisse(1)	.17314%	3-Month USD SOFR Index	10/21/2025	$162,874	$165,637	$–	$2,763
Credit Suisse(1)	6-Month USD LIBOR Index	.1841%	3/12/2025	25,000,000	25,043,710	13,000	30,710
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts							$33,473

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).
(2)	Upfront payments received are presented net of amortization.

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Credit Suisse(1)	3-Month USD FedFunds Index	.05112%	10/21/2022	$593,263	$592,903	$(360)
Credit Suisse(1)	3-Month USD FedFunds Index	.04929%	10/21/2022	593,263	593,219	(44)
Credit Suisse(1)	3-Month USD FedFunds Index	.1835%	10/21/2025	165,637	162,743	(2,894)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts						$(3,298)

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at May 31, 2021:

Swap Counterparty	Payments to be Made by The Fund at Termination Date	Payments to be Received by The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	0.400%	CPI Urban Consumer NSA	3/25/2025	$20,000,000	$22,262,473	$2,262,473
Bank of America	0.690%	CPI Urban Consumer NSA	4/1/2025	20,000,000	21,970,591	1,970,591
Bank of America	0.760%	CPI Urban Consumer NSA	3/31/2025	15,000,000	16,424,851	1,424,851
Bank of America	0.9025%	CPI Urban Consumer NSA	4/7/2025	15,000,000	16,319,554	1,319,554
Bank of America	1.675%	CPI Urban Consumer NSA	1/13/2022	20,000,000	20,380,348	380,348

226	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	1.7315%	CPI Urban Consumer NSA	8/24/2026	$10,000,000	$10,759,140	$759,140
Bank of America	1.756%	CPI Urban Consumer NSA	11/15/2024	10,000,000	10,448,938	448,938
Bank of America	1.8875%	CPI Urban Consumer NSA	10/2/2029	5,000,000	5,381,675	381,675
Bank of America	1.9175%	CPI Urban Consumer NSA	6/14/2029	10,000,000	10,636,794	636,794
Bank of America	1.935%	CPI Urban Consumer NSA	9/1/2029	5,000,000	5,382,731	382,731
Bank of America	1.9525%	CPI Urban Consumer NSA	10/15/2029	7,000,000	7,485,592	485,592
Bank of America	1.964%	CPI Urban Consumer NSA	11/27/2029	5,000,000	5,336,593	336,593
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	10,000,000	10,614,665	614,665
Bank of America	1.9795%	CPI Urban Consumer NSA	10/14/2029	5,000,000	5,334,312	334,312
Bank of America	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	15,248,701	248,701
Bank of America	2.085%	CPI Urban Consumer NSA	12/10/2028	10,000,000	10,521,879	521,879
Bank of America	2.107%	CPI Urban Consumer NSA	12/23/2027	5,000,000	5,232,522	232,522
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	5,254,491	254,491
Bank of America	2.108%	CPI Urban Consumer NSA	12/18/2027	10,000,000	10,464,260	464,260
Bank of America	2.112%	CPI Urban Consumer NSA	12/8/2029	5,000,000	5,265,884	265,884
Bank of America	2.1125%	CPI Urban Consumer NSA	12/29/2027	5,000,000	5,228,933	228,933
Bank of America	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	25,263,422	263,422
Bank of America	2.119%	CPI Urban Consumer NSA	12/21/2027	5,000,000	5,227,501	227,501
Bank of America	2.119%	CPI Urban Consumer NSA	2/11/2031	15,000,000	15,719,626	719,626
Bank of America	2.1438%	CPI Urban Consumer NSA	12/14/2026	10,000,000	10,307,818	307,818
Bank of America	2.207%	CPI Urban Consumer NSA	1/8/2027	10,000,000	10,247,951	247,951
Bank of America	2.2288%	CPI Urban Consumer NSA	1/6/2033	5,000,000	5,248,814	248,814
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	10,245,982	245,982
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	10,181,536	181,536
Bank of America	2.295%	CPI Urban Consumer NSA	1/15/2046	5,000,000	5,297,019	297,019
Bank of America	2.3015%	CPI Urban Consumer NSA	1/11/2033	5,000,000	5,200,542	200,542

See Notes to Financial Statements.	227

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	2.309%	CPI Urban Consumer NSA	1/19/2033	$5,000,000	$5,196,454	$196,454
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	10,153,787	153,787
Bank of America	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	8,179,064	179,064
Bank of America	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	10,222,233	222,233
Bank of America	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	5,064,548	64,548
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	10,100,346	100,346
Bank of America	2.3425%	CPI Urban Consumer NSA	9/11/2028	10,000,000	10,103,561	103,561
Bank of America	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	5,044,484	44,484
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	10,094,300	94,300
Bank of America	2.3525%	CPI Urban Consumer NSA	6/6/2028	10,000,000	10,105,259	105,259
Bank of America	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	5,060,804	60,804
Bank of America	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	10,115,211	115,211
Bank of America	2.358%	CPI Urban Consumer NSA	7/25/2028	10,000,000	10,081,788	81,788
Bank of America	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	5,046,094	46,094
Bank of America	2.3625%	CPI Urban Consumer NSA	1/23/2033	5,000,000	5,073,416	73,416
Bank of America	2.3625%	CPI Urban Consumer NSA	1/25/2033	5,000,000	5,073,259	73,259
Bank of America	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	10,163,218	163,218
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	25,182,795	182,795
Bank of America	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	5,077,862	77,862
Bank of America	2.3745%	CPI Urban Consumer NSA	8/9/2028	10,000,000	10,060,291	60,291
Bank of America	2.379%	CPI Urban Consumer NSA	9/21/2028	15,000,000	15,099,937	99,937
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	10,067,718	67,718
Bank of America	2.380%	CPI Urban Consumer NSA	7/17/2028	15,000,000	15,091,911	91,911
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	10,066,111	66,111
Bank of America	2.3845%	CPI Urban Consumer NSA	8/6/2028	25,000,000	25,123,311	123,311
Bank of America	2.390%	CPI Urban Consumer NSA	6/14/2028	45,000,000	45,273,347	273,347

228	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Appreciation
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	$10,000,000	$10,041,844	$41,844
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	10,042,132	42,132
Bank of America	2.3963%	CPI Urban Consumer NSA	10/9/2028	10,000,000	10,055,009	55,009
Bank of America	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	10,028,976	28,976
Bank of America	2.4075%	CPI Urban Consumer NSA	5/21/2028	5,000,000	5,017,472	17,472
Bank of America	2.410%	CPI Urban Consumer NSA	3/15/2031	5,000,000	5,115,038	115,038
Bank of America	2.410%	CPI Urban Consumer NSA	4/12/2036	5,000,000	5,117,553	117,553
Bank of America	2.420%	CPI Urban Consumer NSA	4/23/2041	10,000,000	10,190,581	190,581
Bank of America	2.425%	CPI Urban Consumer NSA	3/16/2031	20,000,000	20,428,582	428,582
Bank of America	2.434%	CPI Urban Consumer NSA	3/23/2031	10,000,000	10,203,349	203,349
Bank of America	2.439%	CPI Urban Consumer NSA	4/13/2033	10,000,000	10,193,502	193,502
Bank of America	2.440%	CPI Urban Consumer NSA	3/18/2033	15,000,000	15,302,659	302,659
Bank of America	2.4425%	CPI Urban Consumer NSA	4/14/2033	10,000,000	10,188,365	188,365
Bank of America	2.4425%	CPI Urban Consumer NSA	3/26/2036	10,000,000	10,187,886	187,886
Bank of America	2.4463%	CPI Urban Consumer NSA	4/6/2041	5,000,000	5,072,501	72,501
Bank of America	2.4525%	CPI Urban Consumer NSA	4/19/2036	10,000,000	10,160,003	160,003
Bank of America	2.457%	CPI Urban Consumer NSA	4/9/2031	10,000,000	10,171,218	171,218
Bank of America	2.459%	CPI Urban Consumer NSA	3/29/2033	10,000,000	10,173,383	173,383
Bank of America	2.463%	CPI Urban Consumer NSA	4/16/2031	10,000,000	10,160,595	160,595
Bank of America	2.468%	CPI Urban Consumer NSA	4/28/2031	10,000,000	10,148,177	148,177
Bank of America	2.468%	CPI Urban Consumer NSA	4/7/2033	10,000,000	10,158,774	158,774
Bank of America	2.470%	CPI Urban Consumer NSA	4/7/2033	10,000,000	10,156,146	156,146
Bank of America	2.4725%	CPI Urban Consumer NSA	4/15/2031	15,000,000	15,226,236	226,236
Bank of America	2.4738%	CPI Urban Consumer NSA	3/22/2031	10,000,000	10,160,810	160,810
Bank of America	2.475%	CPI Urban Consumer NSA	3/19/2031	10,000,000	10,158,644	158,644
Bank of America	2.475%	CPI Urban Consumer NSA	4/21/2036	20,000,000	20,240,307	240,307

See Notes to Financial Statements.	229

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Appreciation
Bank of America	2.476%	CPI Urban Consumer NSA	4/27/2031	$15,000,000	$15,211,148	$211,148
Bank of America	2.480%	CPI Urban Consumer NSA	4/1/2033	5,000,000	5,073,369	73,369
Bank of America	2.483%	CPI Urban Consumer NSA	4/26/2031	10,000,000	10,134,434	134,434
Bank of America	2.4835%	CPI Urban Consumer NSA	4/6/2033	15,000,000	15,208,407	208,407
Bank of America	2.496%	CPI Urban Consumer NSA	3/30/2033	10,000,000	10,124,479	124,479
Bank of America	2.4963%	CPI Urban Consumer NSA	3/31/2031	15,000,000	15,197,975	197,975
Bank of America	2.520%	CPI Urban Consumer NSA	4/29/2031	15,000,000	15,136,260	136,260
Bank of America	2.5215%	CPI Urban Consumer NSA	5/28/2036	15,000,000	15,014,073	14,073
Bank of America	2.5338%	CPI Urban Consumer NSA	5/5/2032	10,000,000	10,063,284	63,284
Bank of America	2.536%	CPI Urban Consumer NSA	5/5/2032	10,000,000	10,060,566	60,566
Bank of America	2.559%	CPI Urban Consumer NSA	6/1/2030	20,000,000	20,054,168	54,168
Bank of America	2.560%	CPI Urban Consumer NSA	4/30/2031	15,000,000	15,069,644	69,644
Bank of America	2.560%	CPI Urban Consumer NSA	6/2/2031	20,000,000	20,000,000	–
Bank of America	2.565%	CPI Urban Consumer NSA	5/6/2031	10,000,000	10,035,078	35,078
Bank of America	2.566%	CPI Urban Consumer NSA	5/28/2031	15,000,000	15,020,937	20,937
Bank of America	2.581%	CPI Urban Consumer NSA	5/4/2031	25,000,000	25,052,704	52,704
Unrealized Appreciation on CPI Centrally Cleared Swaps						$25,372,515

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Bank of America	2.507%	CPI Urban Consumer NSA	5/10/2041	$10,000,000	$9,980,732	$(19,268)
Bank of America	2.5213%	CPI Urban Consumer NSA	5/21/2046	13,000,000	12,856,748	(143,252)
Bank of America	2.585%	CPI Urban Consumer NSA	5/12/2036	15,000,000	14,879,342	(120,658)
Bank of America	2.5925%	CPI Urban Consumer NSA	5/17/2036	10,000,000	9,904,120	(95,880)
Bank of America	2.6225%	CPI Urban Consumer NSA	5/11/2031	10,000,000	9,968,310	(31,690)
Bank of America	2.633%	CPI Urban Consumer NSA	5/18/2031	25,000,000	24,876,539	(123,461)
Bank of America	2.640%	CPI Urban Consumer NSA	5/13/2031	30,000,000	29,839,052	(160,948)

230	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Bank of America	2.6445%	CPI Urban Consumer NSA	5/14/2031	$15,000,000	$14,910,761	$(89,239)
Bank of America	2.6525%	CPI Urban Consumer NSA	5/17/2031	25,000,000	24,827,056	(172,944)
Bank of America	2.6595%	CPI Urban Consumer NSA	5/20/2031	30,000,000	29,756,130	(243,870)
Bank of America	2.6675%	CPI Urban Consumer NSA	5/19/2031	25,000,000	24,776,811	(223,189)
Bank of America	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,240,387	(759,613)
Bank of America	CPI Urban Consumer NSA	1.405%	10/9/2021	25,000,000	24,396,398	(603,602)
Bank of America	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,397,966	(602,034)
Bank of America	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	28,301,972	(1,698,028)
Bank of America	CPI Urban Consumer NSA	1.817%	1/4/2026	25,000,000	23,799,943	(1,200,057)
Bank of America	CPI Urban Consumer NSA	1.8175%	8/28/2022	60,000,000	57,725,192	(2,274,808)
Bank of America	CPI Urban Consumer NSA	1.8425%	1/4/2026	10,000,000	9,539,333	(460,667)
Bank of America	CPI Urban Consumer NSA	1.847%	1/3/2026	25,000,000	23,859,991	(1,140,009)
Bank of America	CPI Urban Consumer NSA	1.8475%	1/7/2026	10,000,000	9,539,995	(460,005)
Bank of America	CPI Urban Consumer NSA	1.8755%	12/28/2025	15,000,000	14,349,051	(650,949)
Bank of America	CPI Urban Consumer NSA	1.8913%	12/27/2025	15,000,000	14,366,063	(633,937)
Bank of America	CPI Urban Consumer NSA	1.918%	12/19/2024	20,000,000	19,315,395	(684,605)
Bank of America	CPI Urban Consumer NSA	1.924%	4/10/2022	10,000,000	9,775,713	(224,287)
Bank of America	CPI Urban Consumer NSA	1.9351%	6/9/2022	10,000,000	9,739,600	(260,400)
Bank of America	CPI Urban Consumer NSA	1.936%	12/19/2024	20,000,000	19,338,838	(661,162)
Bank of America	CPI Urban Consumer NSA	1.9525%	12/21/2025	15,000,000	14,431,071	(568,929)
Bank of America	CPI Urban Consumer NSA	1.9975%	12/13/2024	20,000,000	19,412,134	(587,866)
Bank of America	CPI Urban Consumer NSA	2.032%	11/30/2023	30,000,000	29,321,256	(678,744)
Bank of America	CPI Urban Consumer NSA	2.0363%	11/21/2022	10,000,000	9,777,119	(222,881)
Bank of America	CPI Urban Consumer NSA	2.050%	12/11/2024	30,000,000	29,217,796	(782,204)
Bank of America	CPI Urban Consumer NSA	2.054%	12/5/2022	10,000,000	9,798,291	(201,709)
Bank of America	CPI Urban Consumer NSA	2.092%	12/6/2024	15,000,000	14,645,885	(354,115)
Bank of America	CPI Urban Consumer NSA	2.275%	4/18/2024	50,000,000	49,610,752	(389,248)
Unrealized Depreciation on CPI Centrally Cleared Swaps						$(17,524,258)

See Notes to Financial Statements.	231

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Open Consumer Price Index (“CPI”) OTC Swaps at May 31, 2021:

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$16,250,207	$1,250,207
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	21,489,841	1,489,841
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	10,236,022	236,022
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	10,256,030	256,030
Bank of America	2.1438%	CPI Urban Consumer NSA	7/24/2029	10,000,000	10,428,308	428,308
Bank of America	2.1475%	CPI Urban Consumer NSA	7/31/2029	10,000,000	10,427,394	427,394
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	5,224,448	224,448
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	20,267,956	267,956
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	5,071,190	71,190
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	5,000,000	5,069,543	69,543
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	30,320,019	320,019
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	5,000,000	5,063,168	63,168
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	10,086,222	86,222
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	10,085,108	85,108
Bank of America	2.3625%	CPI Urban Consumer NSA	2/1/2038	5,000,000	5,083,380	83,380
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	5,036,206	36,206
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	10,069,030	69,030
Bank of America	2.3763%	CPI Urban Consumer NSA	2/26/2038	5,000,000	5,069,688	69,688
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	10,053,233	53,233
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	10,055,696	55,696
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	10,032,658	32,658
Bank of America	2.3975%	CPI Urban Consumer NSA	2/12/2033	5,000,000	5,042,266	42,266
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	10,618,338	618,338
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	5,678,103	678,103
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	10,221,170	221,170
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	35,555,318	555,318

232	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Appreciation
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	$10,000,000	$10,173,381	$173,381
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	10,000,000	10,225,435	225,435
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	15,338,937	338,937
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	15,270,171	270,171
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	20,346,715	346,715
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	30,378,879	378,879
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	15,241,556	241,556
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	10,124,754	124,754
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	5,030,103	30,103
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	10,032,563	32,563
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	10,352,373	352,373
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	20,494,159	494,159
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,567,469	567,469
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,317,833	317,833
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	20,150,300	150,300
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	10,155,272	155,272
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	5,063,018	63,018
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	10,175,827	175,827
Goldman Sachs	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	20,157,269	157,269
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	10,072,353	72,353
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	5,033,686	33,686
Goldman Sachs	2.3775%	CPI Urban Consumer NSA	4/17/2030	5,000,000	5,031,402	31,402
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	10,084,526	84,526
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	5,032,988	32,988
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	31,058,724	1,058,724
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	10,545,519	545,519
Unrealized Appreciation on CPI OTC Swaps						$14,245,754

See Notes to Financial Statements.	233

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Open Consumer Price Index (“CPI”) OTC Swaps at May 31, 2021:

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	$40,000,000	$38,006,340	$(1,993,660)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	37,285,982	(2,714,018)
Bank of America	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	27,374,134	(2,625,866)
Bank of America	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,444,498	(1,555,502)
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	19,324,337	(675,663)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	13,946,940	(1,053,060)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	4,664,234	(335,766)
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	9,755,749	(244,251)
Bank of America	CPI Urban Consumer NSA	2.0688%	11/10/2022	15,000,000	14,668,375	(331,625)
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	29,673,471	(326,529)
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	29,789,585	(210,415)
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	25,000,000	24,795,018	(204,982)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	28,242,934	(1,757,066)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	11,314,779	(3,685,221)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,372,595	(627,405)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,502,864	(497,136)
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	29,528,636	(471,364)
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	39,717,266	(282,734)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,551,382	(1,448,618)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,558,396	(441,604)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,261,867	(738,133)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,508,326	(491,674)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	14,058,827	(941,173)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,130,968	(869,032)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,501,803	(1,498,197)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	27,164,425	(2,835,575)

234	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Fair	Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Value	Depreciation
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	$30,000,000	$27,128,253	$(2,871,747)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,030,017	(969,983)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,024,031	(975,969)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	22,537,965	(2,462,035)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	11,632,355	(3,367,645)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	14,224,759	(775,241)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,208,524	(791,476)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	18,859,293	(1,140,707)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	18,867,776	(1,132,224)
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	9,803,682	(196,318)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	28,496,586	(1,503,414)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,936,242	(2,063,758)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	11,218,551	(3,781,449)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	7,831,799	(2,168,201)
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	9,726,207	(273,793)
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	14,988,741	(11,259)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	34,776,957	(223,043)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,536,251	(1,463,749)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	27,127,995	(2,872,005)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,097,542	(902,458)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,047,161	(952,839)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	4,755,970	(244,030)
Merrill Lynch International Bank Ltd.	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,286,711	(713,289)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,197,639	(802,361)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,594,062	(2,405,938)
Unrealized Depreciation on CPI OTC Swaps						$(63,921,200)

See Notes to Financial Statements.	235

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

Open Forward Foreign Currency Exchange Contracts at May 31, 2021:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Canadian dollar	Buy	Goldman Sachs	7/20/2021	864,000	$686,362	$715,778	$29,416

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Canadian dollar	Sell	Toronto Dominion Bank	7/20/2021	864,000	$692,258	$715,778	$(23,520)

Open Futures Contracts at May 31, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	September 2021	2,132	Long	$470,534,590	$470,605,690	$71,100
U.S. 5-Year Treasury Note	September 2021	1,505	Short	(186,397,681)	(186,396,602)	1,079
Total Unrealized Appreciation on Open Futures Contracts						$72,179

236	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$194,276,871	$6,807,671	$201,084,542
Remaining Industries	–	152,402,580	–	152,402,580
Common Stocks
Miscellaneous	–	4,662	–	4,662
Remaining Industries	2,477,801	–	–	2,477,801
Convertible Bonds	–	780,544	–	780,544
Corporate Bonds	–	863,158,902	–	863,158,902
Floating Rate Loans
Automobile	–	–	1,185,198	1,185,198
Business Services	–	–	3,855,088	3,855,088
Computer Software	–	–	2,169,416	2,169,416
Drugs	–	5,442,625	1,044,750	6,487,375
Machinery: Industrial/Specialty	–	–	2,717,210	2,717,210
Miscellaneous	–	11,081,918	2,657,653	13,739,571
Oil	–	–	4,023,337	4,023,337
Remaining Industries	–	90,470,745	–	90,470,745
Less Unfunded Commitments	–	–	(2,169,416)	(2,169,416)
Foreign Government Obligations	–	7,938,694	–	7,938,694
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,003,106	–	1,003,106
Government Sponsored Enterprises Pass-Throughs	–	2,787,011	–	2,787,011
Municipal Bonds	–	1,552,084	–	1,552,084
Non-Agency Commercial Mortgage-Backed Securities	–	206,604,917	4,669,269	211,274,186
U.S. Treasury Obligations	–	362,889,525	–	362,889,525
Warrants	–	–	2,805	2,805
Short-Term Investments
Commercial Paper	–	43,235,937	–	43,235,937
Repurchase Agreements	–	36,474,822	–	36,474,822
Total	$2,477,801	$1,980,104,943	$26,962,981	$2,009,545,725

See Notes to Financial Statements.	237

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND May 31, 2021

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$15,272	$–	$15,272
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	33,473	–	33,473
Liabilities	–	(3,298)	–	(3,298)
Centrally Cleared CPI Swap Contracts
Assets	–	25,372,515	–	25,372,515
Liabilities	–	(17,524,258)	–	(17,524,258)
OTC CPI Swap Contracts
Assets	–	14,245,754	–	14,245,754
Liabilities	–	(63,921,200)	–	(63,921,200)
Forward Foreign Currency Exchange Contracts
Assets	–	29,416	–	29,416
Liabilities	–	(23,520)	–	(23,520)
Futures Contracts
Assets	72,179	–	–	72,179
Liabilities	–	–	–	–
Total	$72,179	$(41,775,846)	$–	$(41,703,667)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

				Non–Agency
				Commercial
			Floating	Mortgage-
	Asset-Backed	Common	Rate	Backed	Preferred
Investment Type	Securities	Stock	Loans	Securities	Stock	Warrants
Balance as of December 1, 2020	$1,865,602	$825	$4,570,990	$649,590	$–	$–
Accrued Discounts (Premiums)	3,210	–	8,587	(47,549)	–	–
Realized Gain (Loss)	61,973	(103,114)	345	42	(140,791)	–
Change in Unrealized Appreciation (Depreciation)	(31,447)	102,289	(3,778)	31,144	140,791	–
Purchases	5,750,000	–	11,917,660	3,789,976	–	2,805
Sales	(841,667)	–	(1,010,568)	(3,503)	–	–
Transfers into Level 3	–	–	–	841,314	–	–
Transfers out of Level 3	–	–	–	(591,745)	–	–
Balance as of May 31, 2021	$6,807,671	$–	$15,483,236	$4,669,269	$–	$2,805
Change in unrealized appreciation/depreciation for the period ended May 31, 2021, related to Level 3 investments held at May 31, 2021	$(6,309)	$–	$(1,524)	$31,144	$–	$–

238	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.57%

ASSET-BACKED SECURITIES 24.81%

Automobiles 8.84%
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	$61	$61,489
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	30	30,299
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	23	22,683
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	500	510,747
Avis Budget Rental Car Funding AESOP LLC 2018-2A A†	4.00%	3/20/2025	700	761,243
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	5	4,893
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	23	22,903
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	2	2,209
CarMax Auto Owner Trust 2019-4 B	2.32%	7/15/2025	750	781,360
CarMax Auto Owner Trust 2020-1 C	2.34%	11/17/2025	195	202,209
CarMax Auto Owner Trust 2020-1 D	2.64%	7/15/2026	125	129,516
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	103	105,407
Carvana Auto Receivables Trust 2020-P1 C	1.32%	11/9/2026	400	401,224
CPS Auto Receivables Trust 2017-C D†	3.79%	6/15/2023	88	88,915
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	185	189,415
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	199	200,018
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	267	271,430
CPS Auto Trust 2017-A D†	4.61%	12/15/2022	95	95,656
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	825	827,640
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	17	17,290
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	228	234,510
Drive Auto Receivables Trust 2018-5 D	4.30%	4/15/2026	234	245,206
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	237	246,862
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	75	76,244
Drive Auto Receivables Trust 2020-2 C	2.28%	8/17/2026	875	900,884
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	164	164,986
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	27	27,422
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	30	30,728
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	25	25,262
Flagship Credit Auto Trust 2021-2 C†	1.27%	6/15/2027	825	826,975
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	9	8,736

See Notes to Financial Statements.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)
Ford Credit Auto Owner Trust REV1 2021-1 C†	1.91%		10/17/2033	$600		$604,978
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%		4/17/2023	17		17,481
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%		8/15/2023	500		505,697
Foursight Capital Automobile Receivables Trust 2018-1 E†	5.56%		1/16/2024	100		102,693
GLS Auto Receivables Issuer Trust 2021-1A B†	0.82%		4/15/2025	650		651,261
GLS Auto Receivables Issuer Trust 2021-1A C†	1.20%		1/15/2027	650		654,514
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%		3/21/2022	1		1,150
Hyundai Auto Lease Securitization Trust 2020-B A3†	0.51%		9/15/2023	489		491,165
Hyundai Auto Receivables Trust 2019-B	2.40%		6/15/2026	388		404,365
Hyundai Auto Receivables Trust 2019-B A2	1.93%		7/15/2022	–	(a)	439
Mercedes-Benz Auto Lease Trust 2019-B A3	2.00%		10/17/2022	89		89,764
Prestige Auto Receivables Trust 2017-1A D†	3.61%		10/16/2023	290		293,246
Santander Consumer Auto Receivables Trust 2020-B†	1.29%		4/15/2026	681		689,879
Santander Drive Auto Receivables Trust 2018-1 D	3.32%		3/15/2024	302		306,062
Santander Drive Auto Receivables Trust 2018-4 C	3.56%		7/15/2024	107		107,785
Santander Drive Auto Receivables Trust 2019-3 C	2.49%		10/15/2025	450		457,067
TCF Auto Receivables Owner Trust 2016-1A D†	3.50%		7/17/2023	52		52,079
TCF Auto Receivables Owner Trust 2016-PT1A D†	4.20%		4/15/2024	52		52,081
Toyota Auto Loan Extended Note Trust 2020-1†	1.35%		5/25/2033	732		748,305
Volkswagen Auto Loan Enhanced Trust 2020-1 A4	1.26%		8/20/2026	351		357,928
Westlake Automobile Receivables Trust 2019-1A C†	3.45%		3/15/2024	200		201,638
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%		2/15/2023	–	(a)	489
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%		2/15/2023	43		43,482
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	254		256,502
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	454		462,680
Total						15,067,091

Credit Cards 1.14%
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	142		145,171
Continental Finance Credit Card ABS Master Trust 2020-1A A†	2.24%		12/15/2028	600		607,399
Newday Funding Master Issuer plc 2021-1A A2†	1.11% (SOFR + 1.10%	)#	3/15/2029	400		400,509
Perimeter Master Note Business Trust 2019-1A A†	4.31%		12/15/2022	100		100,245

240	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	$48	$48,041
World Financial Network Credit Card Master Trust 2019-A A	3.14%		12/15/2025	217	221,575
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	406	416,546
Total					1,939,486

Other 14.83%
AMMC CLO 19 Ltd. 2016-19A AR†	1.324% (3 Mo. LIBOR + 1.14%	)#	10/16/2028	197	196,996
Amur Equipment Finance Receivables IX LLC 2021-1A D†	2.30%		11/22/2027	675	678,292
Amur Equipment Finance Receivables VII LLC 2019-1A C†	3.09%		3/20/2025	100	102,384
Apidos CLO XXIV 2016-24A A1AL†	1.138% (3 Mo. LIBOR + 0.95%	)#	10/20/2030	250	249,692
Bain Capital Credit CLO Ltd. 2017-2A AR†	1.426% (3 Mo. LIBOR + 1.25%	)#	7/25/2030	250	250,157
BDS Ltd. 2021-FL7 A†	1.18% (1 Mo. LIBOR + 1.07%	)#	6/16/2036	500	501,294
BlueMountain CLO Ltd. 2015-2A A1R†	1.12% (3 Mo. LIBOR + .93%	)#	7/18/2027	172	172,418
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	1.168% (3 Mo. LIBOR + .98%	)#	7/20/2029	250	249,798
Carlyle US CLO Ltd. 2017-3A A1AR†	1.088% (3 Mo. LIBOR + .90%	)#	7/20/2029	250	249,864
CIFC Funding I Ltd. 2021-1A A1†	1.246% (3 Mo. LIBOR + 1.11%	)#	4/25/2033	570	570,836
CIFC Funding II Ltd. 2013-2A A2L2†	Zero Coupon	#(b)	10/18/2030	850	849,239
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	103	107,138
Dryden 53 CLO Ltd. 2017-53A A†	1.304% (3 Mo. LIBOR + 1.12%	)#	1/15/2031	400	400,241
Dryden Senior Loan Fund 2017-47A CR†	Zero Coupon	#(b)	4/15/2028	850	851,322
Dryden XXVI Senior Loan Fund 2013-26A AR†	1.084% (3 Mo. LIBOR + .90%	)#	4/15/2029	270	269,610
Elmwood CLO VI Ltd. 2020-3A A†	1.504% (3 Mo. LIBOR + 1.32%	)#	10/15/2031	250	250,476
Encina Equipment Finance LLC 2021-1A B†	1.21%		2/15/2027	800	803,113

See Notes to Financial Statements.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Galaxy XIX CLO Ltd. 2015-19A A1RR†	1.126% (3 Mo. LIBOR + .95%	)#	7/24/2030	$170	$169,962
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.651% (1 Mo. LIBOR + 1.55%	)#	9/15/2028	450	450,058
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.251% (1 Mo. LIBOR + 2.15%	)#	9/15/2028	500	494,095
HGI CRE CLO Ltd. 2021-FL1 A†	1.16% (1 Mo. LIBOR + 1.05%	)#	6/16/2036	200	200,419
HGI CRE CLO Ltd. 2021-FL1 AS†	1.51% (1 Mo. LIBOR + 1.40%	)#	6/16/2036	100	100,221
HGI CRE CLO Ltd. 2021-FL1 B†	1.71% (1 Mo. LIBOR + 1.60%	)#	6/16/2036	100	100,220
Kayne CLO II Ltd. 2018 2A AR†	1.264% (3 Mo. LIBOR + 1.08%	)#	10/15/2031	270	270,514
Kayne CLO III Ltd. 2019-3A BR†	1.656% (3 Mo. LIBOR + 1.55%	)#	4/15/2032	610	610,000
KKR CLO Ltd-29A A†	1.341% (3 Mo. LIBOR + 1.20%	)#	1/15/2032	250	250,311
LCM XXII Ltd. 22A A1R†	1.348% (3 Mo. LIBOR + 1.16%	)#	10/20/2028	250	250,378
LMREC LLC 2021-CRE4 A†	1.16% (1 Mo. LIBOR + 1.05%	)#	4/22/2037	820	821,222
LoanCore Issuer Ltd. 2019-CRE2 C†	2.101% (1 Mo. LIBOR + 2.00%	)#	5/15/2036	630	626,261
Madison Park Funding XI Ltd. 2013-11A AR2†	1.073% (3 Mo. LIBOR + .90%	)#	7/23/2029	250	250,094
Magnetite Ltd. 2021-29A A†	1.094% (3 Mo. LIBOR + .99%	)#	1/15/2034	250	250,017
Marlette Funding Trust 2021-1A B†	1.00%		6/16/2031	1,300	1,304,758
Massachusetts Educational Financing Authority 2008-1 A1	1.126% (3 Mo. LIBOR + .95%	)#	4/25/2038	81	81,334
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	488	512,029
Mountain View CLO LLC 2017-1A AR†	1.274% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	250	249,997
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	283	289,614
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	425	429,205
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	500	502,816
Newark BSL CLO 1 Ltd. 2016-1A A1R†	1.281% (3 Mo. LIBOR + 1.10%	)#	12/21/2029	500	500,136
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	100	101,323
Oaktree EIF III Series I Ltd. 2016-IIIA B†	2.188% (3 Mo. LIBOR + 2.00%	)#	10/20/2027	250	250,773

242	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	1.188% (3 Mo. LIBOR + 1.00%	)#	3/17/2030	$750	$750,550
Octagon Investment Partners 49 Ltd. 2020-5A A1†	1.43% (3 Mo. LIBOR + 1.22%	)#	1/15/2033	400	400,480
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.134% (3 Mo. LIBOR + .95%	)#	7/15/2029	250	249,987
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	700	701,455
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	301	318,698
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	100	100,506
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	300	312,975
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027	6	6,199
Orec Ltd. 2018-CRE1 A†	1.281% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	247	247,427
OZLM VIII Ltd. 2014-8A A1RR†	1.36% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	397	397,173
Pagaya AI Debt Selection Trust 2021-1 A†	1.18%		11/15/2027	525	526,241
Palmer Square Loan Funding Ltd. 2018-5A A1†	1.038% (3 Mo. LIBOR + .85%	)#	1/20/2027	118	118,379
PFS Financing Corp. 2020-F A†	0.93%		8/15/2024	100	100,603
Regatta Funding LP 2013-2A A1R3†	1.034% (3 Mo. LIBOR + .85%	)#	1/15/2029	364	363,243
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	100	100,716
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	29	29,275
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	500	520,718
SCF Equipment Leasing LLC 2020-1A B†	2.02%		3/20/2028	547	553,787
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	500	498,628
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	1,000	997,704
Sound Point CLO III-R Ltd. 2013-2RA B†	1.634% (3 Mo. LIBOR + 1.45%	)#	4/15/2029	250	247,213
TCW CLO AMR Ltd. 2019-1A A†	1.13% (3 Mo. LIBOR + .97%	)#	2/15/2029	660	660,744
Towd Point Asset Trust 2018-SL1 A†	0.692% (1 Mo. LIBOR + .60%	)#	1/25/2046	38	38,021
TRP LLC 2021-1 A†(c)	2.07%		6/19/2051	350	351,780
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	875	876,480
Total					25,287,609
Total Asset-Backed Securities (cost $42,050,279)					42,294,186

See Notes to Financial Statements.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 33.62%

Aerospace/Defense 0.83%
Boeing Co. (The)	4.508%		5/1/2023	$800	$854,800
Boeing Co. (The)	4.875%		5/1/2025	500	561,986
Total					1,416,786

Apparel 0.35%
PVH Corp.	7.75%		11/15/2023	186	214,807
Tapestry, Inc.	4.25%		4/1/2025	350	380,878
Total					595,685

Automotive 2.30%
Daimler Finance North America LLC†	3.40%		2/22/2022	175	178,870
Daimler Finance North America LLC†	3.875%		9/15/2021	600	606,115
General Motors Financial Co., Inc.	2.75%		6/20/2025	294	310,856
General Motors Financial Co., Inc.	3.15%		6/30/2022	88	90,334
General Motors Financial Co., Inc.	3.20%		7/6/2021	418	418,133
General Motors Financial Co., Inc.	5.10%		1/17/2024	1,103	1,221,100
Stellantis N.V. (Netherlands)(d)	5.25%		4/15/2023	575	622,820
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	200	204,827
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023	253	266,325
Total					3,919,380

Banks: Regional 7.72%
ABN AMRO Bank NV (Netherlands)(d)	6.25%		4/27/2022	600	630,842
AIB Group plc (Ireland)†(d)	4.75%		10/12/2023	500	545,749
Associated Bank NA	3.50%		8/13/2021	7	7,027
Banco de Credito del Peru (Peru)†(d)	2.70%		1/11/2025	157	161,200
Bank of Ireland Group plc (Ireland)†(d)	4.50%		11/25/2023	488	529,369
Barclays Bank plc (United Kingdom)†(d)	10.179%		6/12/2021	80	80,216
Barclays plc (United Kingdom)(d)	4.61% (3 Mo. LIBOR + 1.40%	)#	2/15/2023	727	748,416
BBVA Bancomer SA†	4.375%		4/10/2024	200	218,844
Danske Bank A/S (Denmark)†(d)	1.171% (1 Yr Treasury CMT + 1.03%	)#	12/8/2023	200	201,104
Danske Bank A/S (Denmark)†(d)	1.226%		6/22/2024	230	232,947
Danske Bank A/S (Denmark)†(d)	3.001% (3 Mo. LIBOR + 1.25%	)#	9/20/2022	200	201,423
Danske Bank A/S (Denmark)†(d)	5.00%		1/12/2022	983	1,009,708
Danske Bank A/S (Denmark)†(d)	5.375%		1/12/2024	746	831,879

244	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Emirates NBD Bank PJSC (United Arab Emirates)(d)	3.25%		11/14/2022	$500	$518,925
Goldman Sachs Group, Inc. (The)	2.876% (3 Mo. LIBOR +.82%	)#	10/31/2022	700	707,366
HSBC Holdings plc (United Kingdom)(d)	0.976% (SOFR + .71%	)#	5/24/2025	200	200,931
HSBC USA, Inc.	9.30%		6/1/2021	27	27,000
Intesa Sanpaolo SpA (Italy)†(d)	3.375%		1/12/2023	1,250	1,304,520
JPMorgan Chase & Co.(c)	0.824% (SOFR + .54%	)#	6/1/2025	258	258,459
Morgan Stanley(c)	0.79% (SOFR + .53%	)#	5/30/2025	257	256,994
Santander Holdings USA, Inc.	3.50%		6/7/2024	450	483,319
Standard Chartered plc (United Kingdom)†(d)	0.991% (1 Yr Treasury CMT + 0.78%	)#	1/12/2025	200	200,010
Standard Chartered plc (United Kingdom)†(d)	1.214% (1 Yr Treasury CMT + 0.88%	)#	3/23/2025	200	201,746
Standard Chartered plc (United Kingdom)†(d)	2.819% (3 Mo. LIBOR + 1.21%	)#	1/30/2026	461	485,499
UBS AG	7.625%		8/17/2022	1,286	1,394,873
UBS AG (Switzerland)(d)	5.125%		5/15/2024	724	800,914
UBS AG (United Kingdom)†(d)	1.75%		4/21/2022	555	562,071
UniCredit SpA (Italy)†(d)	6.572%		1/14/2022	350	362,567
Total					13,163,918

Business Services 0.66%
Equifax, Inc.	1.026% (3 Mo. LIBOR + .87%	)#	8/15/2021	10	10,014
IHS Markit Ltd. (United Kingdom)†(d)	5.00%		11/1/2022	250	262,703
Triton Container International Ltd.†(c)	1.15%		6/7/2024	45	45,031
United Rentals North America, Inc.	3.875%		11/15/2027	775	815,715
Total					1,133,463

Chemicals 0.61%
Celanese US Holdings LLC	5.875%		6/15/2021	4	4,008
International Flavors & Fragrances, Inc.†	0.697%		9/15/2022	311	311,764
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	227	226,474
LYB International Finance III LLC	1.202% (3 Mo. LIBOR + 1.00%	)#	10/1/2023	500	501,067
Total					1,043,313

Computer Hardware 0.97%
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	1,380	1,502,269
Hewlett Packard Enterprise Co.	0.914% (3 Mo. LIBOR + .72%	)#	10/5/2021	150	150,025
Total					1,652,294

See Notes to Financial Statements.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.77%
Lennar Corp.	4.875%	12/15/2023	$500	$546,355
Lennar Corp.	5.375%	10/1/2022	500	529,450
Lennar Corp.	5.875%	11/15/2024	200	228,916
Total				1,304,721

Drugs 0.44%
Bayer US Finance II LLC†	3.875%	12/15/2023	700	753,400

Electric: Power 3.48%
AES Corp. (The)†	3.30%	7/15/2025	189	201,856
American Transmission Systems, Inc.†	5.25%	1/15/2022	403	414,147
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%	5/1/2023	56	58,643
Cleco Corporate Holdings LLC	3.743%	5/1/2026	250	274,828
Cleveland Electric Illuminating Co. (The)	5.50%	8/15/2024	225	256,324
Comision Federal de Electricidad (Mexico)†(d)	4.875%	1/15/2024	700	766,952
Emera US Finance LP†(c)	0.833%	6/15/2024	41	41,069
Emera US Finance LP	2.70%	6/15/2021	350	350,273
Enel Finance International NV (Netherlands)†(d)	2.75%	4/6/2023	200	207,939
Enel Finance International NV (Netherlands)†(d)	2.875%	5/25/2022	400	409,696
Enel Finance International NV (Netherlands)†(d)	4.25%	9/14/2023	600	648,662
FirstEnergy Corp.	3.35%	7/15/2022	170	173,862
Jersey Central Power & Light Co.†	4.70%	4/1/2024	200	217,961
NRG Energy, Inc.†	3.75%	6/15/2024	600	641,550
OGE Energy Corp.	0.703%	5/26/2023	26	26,016
Pacific Gas and Electric Co.	1.367%	3/10/2023	177	177,153
Pacific Gas and Electric Co.	3.15%	1/1/2026	482	500,008
Pacific Gas and Electric Co.	3.75%	2/15/2024	150	157,937
Puget Energy, Inc.	5.625%	7/15/2022	70	73,259
San Diego Gas & Electric Co.	1.914%	2/1/2022	5	5,028
TransAlta Corp. (Canada)(d)	4.50%	11/15/2022	2	2,083
Vistra Operations Co. LLC†	3.55%	7/15/2024	309	325,051
Total				5,930,297

Electrical Equipment 1.20%
Broadcom, Inc.	3.15%	11/15/2025	260	279,567
Microchip Technology, Inc.†	0.972%	2/15/2024	542	543,240
Microchip Technology, Inc.†	2.67%	9/1/2023	400	417,134
Skyworks Solutions, Inc.	0.90%	6/1/2023	800	802,970
Total				2,042,911

246	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electronic Entertainment 0.28%
Broadcom, Inc.	4.25%		4/15/2026	$425	$476,395

Financial Services 2.71%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.625%		7/1/2022	500	521,609
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%		1/16/2024	900	982,334
Air Lease Corp.	0.854% (3 Mo. LIBOR + .67%	)#	6/3/2021	1,000	1,000,004
Aircastle Ltd.	4.40%		9/25/2023	232	248,770
Aircastle Ltd.	5.00%		4/1/2023	40	42,855
Aviation Capital Group LLC†	3.875%		5/1/2023	100	104,872
Avolon Holdings Funding Ltd. (Ireland)†(d)	3.625%		5/1/2022	280	286,932
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026	150	161,458
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%		10/1/2023	260	280,650
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%		5/15/2024	665	730,700
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.50%		1/15/2026	60	67,484
Park Aerospace Holdings Ltd. (Ireland)†(d)	4.50%		3/15/2023	187	196,256
Total					4,623,924

Food 0.22%
Land O’Lakes, Inc.†	6.00%		11/15/2022	345	366,895

Health Care Services 0.65%
Centene Corp.†	5.375%		6/1/2026	171	178,345
Centene Corp.†	5.375%		8/15/2026	129	135,131
CommonSpirit Health	1.547%		10/1/2025	18	18,216
HCA, Inc.	5.25%		4/15/2025	680	783,677
Total					1,115,369

Insurance 0.50%
CNO Financial Group, Inc.	5.25%		5/30/2025	300	340,735
Jackson National Life Global Funding†	0.657% (3 Mo. LIBOR + .48%	)#	6/11/2021	120	120,016
Trinity Acquisition plc (United Kingdom)(d)	3.50%		9/15/2021	396	398,460
Total					859,211

Lodging 0.08%
Las Vegas Sands Corp.	3.20%		8/8/2024	131	137,804

See Notes to Financial Statements.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 1.05%
BAT Capital Corp.	2.789%		9/6/2024	$322	$339,477
BAT Capital Corp.	3.222%		8/15/2024	354	377,145
Imperial Brands Finance plc (United Kingdom)†(d)	3.125%		7/26/2024	200	212,233
Reynolds American, Inc.	4.45%		6/12/2025	410	456,052
Viterra Finance BV (Netherlands)†(d)	2.00%		4/21/2026	400	399,098
Total					1,784,005

Machinery: Industrial/Specialty 0.31%
Otis Worldwide Corp.	0.644% (3 Mo. LIBOR + .45%	)#	4/5/2023	425	425,023
Westinghouse Air Brake Technologies Corp.	4.40%		3/15/2024	100	109,092
Total					534,115

Manufacturing 0.03%
Pentair Finance Sarl (Luxembourg)(d)	3.15%		9/15/2022	45	45,735

Metals & Minerals: Miscellaneous 2.00%
Anglo American Capital plc (United Kingdom)†(d)	3.625%		9/11/2024	1,400	1,520,038
Anglo American Capital plc (United Kingdom)†(d)	4.125%		9/27/2022	200	209,007
Glencore Finance Canada Ltd. (Canada)†(d)	4.95%		11/15/2021	361	368,896
Glencore Funding LLC†	1.625%		4/27/2026	83	83,052
Glencore Funding LLC†	4.125%		5/30/2023	357	380,504
Glencore Funding LLC†	4.625%		4/29/2024	764	843,835
Total					3,405,332

Natural Gas 0.40%
Atmos Energy Corp.	0.625%		3/9/2023	92	92,090
ONE Gas, Inc.	0.787% (3 Mo. LIBOR + .61%	)#	3/11/2023	360	360,215
ONE Gas, Inc.	0.85%		3/11/2023	115	115,138
ONE Gas, Inc.	1.10%		3/11/2024	115	115,123
Total					682,566

Oil 2.48%
Cenovus Energy, Inc. (Canada)(d)	3.95%		4/15/2022	158	161,218
Cenovus Energy, Inc. (Canada)(d)	5.375%		7/15/2025	150	171,279
Continental Resources, Inc.	4.50%		4/15/2023	229	239,371
Diamondback Energy, Inc.	0.90%		3/24/2023	417	417,251
Diamondback Energy, Inc.	4.75%		5/31/2025	136	154,083
Diamondback Energy, Inc.	5.375%		5/31/2025	594	610,676
Harvest Operations Corp. (Canada)†(d)	1.00%		4/26/2024	200	200,121
Helmerich & Payne, Inc.	4.65%		3/15/2025	300	331,335

248	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Parsley Energy LLC/Parsley Finance Corp.†	5.625%		10/15/2027	$346	$374,095
Petroleos Mexicanos (Mexico)(d)	3.827% (3 Mo. LIBOR + 3.65%	)#	3/11/2022	300	305,211
Phillips 66	0.776% (3 Mo. LIBOR + .62%	)#	2/15/2024	250	250,398
Tengizchevroil Finance Co. International Ltd.(Kazakhstan)†(d)	2.625%		8/15/2025	200	204,509
Viper Energy Partners LP†	5.375%		11/1/2027	300	312,375
WPX Energy, Inc.	5.25%		10/15/2027	458	490,747
Total					4,222,669

Oil: Crude Producers 0.96%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	289	332,176
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	275	316,190
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	15	15,247
MPLX LP	1.285% (3 Mo. LIBOR + 1.10%	)#	9/9/2022	343	343,214
MPLX LP	3.50%		12/1/2022	50	52,072
NGPL PipeCo LLC†	4.375%		8/15/2022	225	233,111
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	250	296,755
Texas Eastern Transmission LP†	2.80%		10/15/2022	50	51,220
Total					1,639,985

Real Estate Investment Trusts 1.18%
Brixmor Operating Partnership LP	1.226% (3 Mo. LIBOR + 1.05%	)#	2/1/2022	25	25,095
EPR Properties	4.75%		12/15/2026	225	237,308
Equinix, Inc.	5.375%		5/15/2027	1,116	1,196,926
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	350	396,478
VEREIT Operating Partnership LP	4.625%		11/1/2025	144	163,767
Total					2,019,574

Steel 0.24%
POSCO (South Korea)†(d)	2.375%		11/12/2022	400	408,997

Technology 0.73%
Baidu, Inc. (China)(d)	3.075%		4/7/2025	400	422,966
E*TRADE Financial Corp.	2.95%		8/24/2022	5	5,152
Tencent Holdings Ltd. (China)†(d)	2.985%		1/19/2023	200	207,341
VeriSign, Inc.	4.625%		5/1/2023	600	602,091
Total					1,237,550

See Notes to Financial Statements.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.14%
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	$223	$245,047

Transportation: Miscellaneous 0.33%
Canadian Pacific Railway Co. (Canada)(d)	9.45%		8/1/2021	35	35,528
Pelabuhan Indonesia III Persero PT (Indonesia)†(d)	4.50%		5/2/2023	500	531,637
Total					567,165
Total Corporate Bonds (cost $56,903,213)					57,328,506

FLOATING RATE LOANS(e) 0.12%

Media
Nielsen Finance LLC USD Term Loan B4 (cost $213,727)	2.095% (1 Mo. LIBOR + 2.00%	)	10/4/2023	214	213,871

FOREIGN GOVERNMENT OBLIGATIONS 1.35%

Bermuda 0.12%
Government of Bermuda†	4.138%		1/3/2023	200	211,729

Indonesia 0.16%
Republic of Indonesia(d)	4.45%		2/11/2024	250	274,355

Japan 0.51%
Japan Finance Organization for Municipalities(d)	2.00%		4/21/2022	850	863,845

Qatar 0.16%
Qatar Government International Bond†(d)	3.875%		4/23/2023	250	266,587

Romania 0.13%
Republic of Romania†(d)	4.875%		1/22/2024	194	214,861

Saudi Arabia 0.15%
Saudi Government International Bond†(d)	2.875%		3/4/2023	250	260,188

United Arab Emirates 0.12%
Abu Dhabi Government International Bond†(d)	2.125%		9/30/2024	200	210,094
Total Foreign Government Obligations (cost $2,292,747)					2,301,659

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%
Government National Mortgage Assoc. 2014-112 A (cost $11,319)	3.00%	#(f)	1/16/2048	11	11,766

250	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.75%
Federal National Mortgage Assoc.(g) (cost $4,704,289)	3.00%		TBA	$4,460	$4,698,452

MUNICIPAL BONDS 0.12%

Miscellaneous
State of Illinois (cost $201,577)	4.95%		6/1/2023	196	202,514

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 14.18%
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(f)	5/25/2065	196	197,081
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100	100,161
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.031% (1 Mo. LIBOR + .93%	)#	12/15/2036	350	350,434
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.051% (1 Mo. LIBOR + .95%	)#	6/15/2035	450	450,637
BAMLL Commercial Mortgage Securities Trust 2013-WBRK A†	3.652%	#(f)	3/10/2037	230	245,348
Bancorp Commercial Mortgage Trust 2019-CRE6 A†	1.151% (1 Mo. LIBOR + 1.05%	)#	9/15/2036	145	144,584
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	300	319,677
BBCMS Mortgage Trust 2018-TALL A†	0.823% (1 Mo. LIBOR + .72%	)#	3/15/2037	500	498,141
BBCMS Mortgage Trust 2018-TALL C†	1.222% (1 Mo. LIBOR + 1.12%	)#	3/15/2037	340	331,226
BBCMS Mortgage Trust 2020-C7	2.021%		4/15/2053	250	257,431
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	220	224,018
BFLD 2019-DPLO E†	2.341% (1 Mo. LIBOR + 2.24%	)#	10/15/2034	520	517,123
BHMS 2018-ATLS A†	1.351% (1 Mo. LIBOR + 1.25%	)#	7/15/2035	340	340,546
BX 2021-MFM1 A†	0.801% (1 Mo. LIBOR + .70%	)#	1/15/2034	250	250,375
BX Commercial Mortgage Trust 2019-IMC A†	1.101% (1 Mo. LIBOR + 1.00%	)#	4/15/2034	600	599,670
BX Commercial Mortgage Trust 2019-XL A†	1.021% (1 Mo. LIBOR + .92%	)#	10/15/2036	187	187,788
BX Commercial Mortgage Trust 2019-XL B†	1.181% (1 Mo. LIBOR + 1.08%	)#	10/15/2036	94	93,924
BX Commercial Mortgage Trust 2019-XL C†	1.351% (1 Mo. LIBOR + 1.25%	)#	10/15/2036	94	93,859
BX Commercial Mortgage Trust 2019-XL D†	1.551% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	852	854,177
BX Commercial Mortgage Trust 2019-XL E†	1.901% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	94	93,883

See Notes to Financial Statements.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust 2017-SLCT D†	2.151% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	$8	$8,037
BX Trust 2018-GW A†	0.901% (1 Mo. LIBOR + .80%	)#	5/15/2035	773	774,791
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%	#(f)	5/15/2052	50	52,364
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	78	81,320
CHT Mortgage Trust 2017-CSMO B†	1.501% (1 Mo. LIBOR + 1.40%	)#	11/15/2036	530	531,382
CHT Mortgage Trust 2017-CSMO C†	1.601% (1 Mo. LIBOR + 1.50%	)#	11/15/2036	300	300,796
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	132	133,881
Citigroup Commercial Mortgage Trust 2013-375P C†	3.518%	#(f)	5/10/2035	275	281,598
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	7	7,487
Citigroup Commercial Mortgage Trust 2016-GC36	3.616%		2/10/2049	100	110,246
Citigroup Commercial Mortgage Trust 2016-GC37	3.314%		4/10/2049	225	245,232
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	6	6,260
COMM CCRE1 Mortgage Trust 2012-CR1 B	4.612%		5/15/2045	608	616,772
COMM Mortgage Trust 2015-LC21 A4	3.708%		7/10/2048	219	240,918
COMM Mortgage Trust 2020-SBX A†	1.67%		1/10/2038	185	187,847
Commercial Mortgage Pass-Through Certificates 2014-277P A†	3.611%	#(f)	8/10/2049	100	107,263
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	107	116,045
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	17	18,925
Commercial Mortgage Pass-Through Certificates 2015-DC1 A4	3.078%		2/10/2048	280	293,460
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.321%	#(f)	7/10/2050	10	10,961
Credit Suisse Mortgage Capital Certificates 2020-NQMI A1†	1.208%		5/25/2065	243	244,613
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	113	113,737
DBWF Mortgage Trust 2018-GLKS A†	1.127% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	380	380,848
Deephaven Residential Mortgage Trust 2020-2 A1†	1.692%		5/25/2065	87	87,654

252	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust 2020-1 A1†	2.006%	#(f)	5/25/2065	$90	$90,938
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	500	527,654
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	124	124,912
Great Wolf Trust 2019-WOLF B†	1.435% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	290	289,873
Great Wolf Trust 2019-WOLF C†	1.734% (1 Mo. LIBOR + 1.63%	)#	12/15/2036	400	399,116
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	102,394
GS Mortgage Securities Corp. II 2021-ROSS A†	1.30% (1 Mo. LIBOR + 1.15%	)#	5/15/2026	140	140,300
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	160	162,282
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.051% (1 Mo. LIBOR + .95%	)#	7/15/2035	774	774,320
GS Mortgage Securities Corp.Trust 2019-70P XCP IO†	Zero Coupon	#(f)	10/15/2036	21,863	437
GS Mortgage Securities Corp.Trust 2019-BOCA B†	1.601% (1 Mo. LIBOR + 1.50%	)#	6/15/2038	100	100,210
GS Mortgage Securities Corp.Trust 2019-SMP A†	1.251% (1 Mo. LIBOR + 1.15%	)#	8/15/2032	385	385,463
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.601% (1 Mo. LIBOR + 1.50%	)#	8/15/2032	185	185,601
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	Zero Coupon	#(f)	8/15/2032	10,131	216
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	339	363,453
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	225	246,409
GS Mortgage Securities Trust 2016-GS2	3.05%		5/10/2049	425	458,240
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28	27,121
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%		3/5/2037	500	523,959
HPLY Trust 2019-HIT A†	1.101% (1 Mo. LIBOR + 1.00%	)#	11/15/2036	151	150,684
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	91,880
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(f)	5/15/2048	300	314,423
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	225	239,474
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	66	66,153
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	239	239,087
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	2.241% (1 Mo. LIBOR + 2.14%	)#	10/15/2032	34	32,879

See Notes to Financial Statements.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.401% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	$8	$8,015
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.701% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	146	146,745
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	48	48,177
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.35% (1 Mo. LIBOR + 1.35%	)#	11/15/2035	12	11,349
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	2.70% (1 Mo. LIBOR + 1.70%	)#	11/15/2035	12	11,169
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.057% (1 Mo. LIBOR + .95%	)#	7/5/2033	10	9,703
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	19	20,088
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10	10,558
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.757% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	12	12,050
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	14	14,780
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	368	388,069
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	33	32,807	(h)
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	300	315,297
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	60	62,128
KKR Industrial Portfolio Trust 2021-KDIP A†	0.651% (1 Mo. LIBOR + .55%	)#	12/15/2037	150	150,091
Life 2021-BMR Mortgage Trust 2021-BMR A†	0.801% (1 Mo. LIBOR + .70%	)#	3/15/2038	500	501,077
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	99,574
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	29	29,882
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	60	65,217
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	206	206,108
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	10	9,988

254	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	$25	$25,509
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	500	508,439
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	32	33,089
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(f)	11/15/2032	33	34,245
One New York Plaza Trust 2020-1NYP A†	1.051% (1 Mo. LIBOR + .95%	)#	1/15/2026	350	352,310
One New York Plaza Trust 2020-1NYP AJ†	1.351% (1 Mo. LIBOR + 1.25%	)#	1/15/2026	290	292,296
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	14	15,014
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	16	16,667
RETL 2019-RVP C†	2.201% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	34	33,899
SFO Commerical Mortgage Trust 2021 555 A†	1.251% (1 Mo. LIBOR + 1.15%	)#	5/15/2038	320	321,091
SLIDE 2018-FUN A†	1.001% (1 Mo. LIBOR + .90%	)#	6/15/2031	239	239,671
SLIDE 2018-FUN B†	1.351% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	9	9,340
SLIDE 2018-FUN C†	1.651% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	9	9,292
SLIDE 2018-FUN XCP IO†	Zero Coupon	#(f)	12/15/2020	5,601	56	(h)
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(f)	4/25/2065	162	163,481
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	100	100,855
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	45	46,383
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	242	251,906
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	9	8,824
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	130	131,003
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	221	221,781
Verus Securitization Trust 2020-INV1 A1†	1.977%	#(f)	3/25/2060	96	97,393
Vista Point Securitization Trust 2020-1 A1†	1.763%	#(f)	3/25/2065	149	150,941
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(f)	4/25/2065	101	102,008
VMC Finance LLC 2019-FL3 A†	1.201% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	315	314,843
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	86	88,593
VNDO Mortgage Trust 2012-6AVE C†	3.337%	#(f)	11/15/2030	309	318,717
Waikiki Beach Hotel Trust 2019-WBM D†	2.131% (1 Mo. LIBOR + 2.03%	)#	12/15/2033	200	198,009
Wells Fargo Commercial Mortgage Trust 2014 LC16 A4	3.548%		8/15/2050	21	22,087

See Notes to Financial Statements.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2015-C26 AS	3.58%		2/15/2048	$40	$42,688
Wells Fargo Commercial Mortgage Trust 2015-NXS3 A3	3.354%		9/15/2057	24	26,202
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	60	66,164
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	25	26,765
West Town Mall Trust 2017-KNOX C†	4.346%	#(f)	7/5/2030	15	14,890
West Town Mall Trust 2017-KNOX D†	4.346%	#(f)	7/5/2030	15	14,776
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.738%	#(f)	6/15/2045	25	23,318
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	22	22,360
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	87	94,521
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	140	151,771
WFLD Mortgage Trust 2014-MONT A†	3.755%	#(f)	8/10/2031	275	290,817
Total Non-Agency Commercial Mortgage-Backed Securities (cost $24,055,691)					24,174,884

U.S. TREASURY OBLIGATIONS 20.61%
U.S. Treasury Bill	Zero Coupon		10/21/2021	8,650	8,649,573
U.S. Treasury Note	0.125%		1/31/2023	2,717	2,717,212
U.S. Treasury Note	0.125%		3/31/2023	22,108	22,106,273
U.S. Treasury Note	0.75%		3/31/2026	1,663	1,661,701
Total U.S. Treasury Obligations (cost $35,128,725)					35,134,759
Total Long-Term Investments (cost $165,561,567)					166,360,597

SHORT-TERM INVESTMENTS 5.58%

COMMERCIAL PAPER 1.92%

Automotive 0.50%
General Motors Finance Co., Inc.	0.264%		6/1/2021	303	303,000
General Motors Finance Co., Inc.	0.264%		6/1/2021	549	549,000
Total					852,000

Chemicals 0.68%
Dow Chemical Co.	0.152%		6/1/2021	850	850,000
FMC Corp.	0.507%		6/22/2021	300	299,913
Total					1,149,913

256	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.74%
AutoNation, Inc.	0.203%	6/1/2021	$353	$353,000
Walgreens Boots Alliance, Inc.	0.152%	6/3/2021	914	913,992
Total				1,266,992
Total Commercial Paper (cost $3,268,905)				3,268,905

REPURCHASE AGREEMENTS 3.66%
Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $6,051,800 of U.S. Treasury Note at 1.75% due 12/31/2024; value: $6,371,212; proceeds: $6,246,221 (cost $6,246,221)			6,246	6,246,221
Total Short-Term Investments (cost $9,515,126)				9,515,126
Total Investments in Securities 103.15% (cost $175,076,693)				175,875,723
Liabilities in Excess of Cash and Other Assets(i) (3.15%)				(5,374,591)
Net Assets 100.00%				$170,501,132

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2021, the total value of Rule 144A securities was $82,975,910, which represents 48.67% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2021.
(a)	Amount is less than $1,000.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2021.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(i)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Financial Statements.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2021

Credit Default Swaps on Indexes - Sell Protection at May 31, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Markit CMBX. NA.AA.9	Morgan Stanley	1.50%	9/17/2058	$500,000	$503,709	$2,448	$1,261	$3,709

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage- backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $1,260. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at May 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Goldman Sachs	7/20/2021	146,000	$115,982	$120,953	$4,971

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Toronto Dominion Bank	7/20/2021	146,000	$116,978	$120,953	$(3,975)

Open Futures Contracts at May 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2021	69	Short	$(8,545,807)	$(8,545,758)	$49

258	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$42,294,186	$–	$42,294,186
Corporate Bonds	–	57,328,506	–	57,328,506
Floating Rate Loans	–	213,871	–	213,871
Foreign Government Obligations	–	2,301,659	–	2,301,659
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	11,766	–	11,766
Government Sponsored Enterprises Pass-Throughs	–	4,698,452	–	4,698,452
Municipal Bonds	–	202,514	–	202,514
Non-Agency Commercial Mortgage-Backed Securities	–	24,142,021	32,863	24,174,884
U.S. Treasury Obligations	–	35,134,759	–	35,134,759
Short-Term Investments
Commercial Paper	–	3,268,905	–	3,268,905
Repurchase Agreements	–	6,246,221	–	6,246,221
Total	$–	$175,842,860	$32,863	$175,875,723
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$3,709	$–	$3,709
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	4,971	–	4,971
Liabilities	–	(3,975)	–	(3,975)
Futures Contracts
Assets	49	–	–	49
Liabilities	–	–	–	–
Total	$49	$4,705	$–	$4,754

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	259

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.50%

ASSET-BACKED SECURITIES 22.64%

Automobiles 8.20%
ACC Trust 2019-1 A†	3.75%	5/20/2022	$469	$469,946
Ally Auto Receivables Trust 2019-3 A3	1.93%	5/15/2024	49,714	50,296,160
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	21,629	21,740,400
AmeriCredit Automobile Receivables Trust 2019-1 B	3.13%	2/18/2025	28,000	28,680,621
AmeriCredit Automobile Receivables Trust 2019-1 C	3.36%	2/18/2025	36,750	38,311,353
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	36,007	36,612,119
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	20,438	20,591,701
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	13,295	13,452,603
Avis Budget Rental Car Funding AESOP LLC 2018-2A A†	4.00%	3/20/2025	22,004	23,929,117
Avis Budget Rental Car Funding AESOP LLC 2020-2A A†	2.02%	2/20/2027	22,560	23,362,847
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	3,489	3,493,863
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	18,282	18,447,668
Capital One Prime Auto Receivables Trust 2020-1 A2	1.64%	6/15/2023	38,770	38,885,967
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	12,944	13,021,724
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	349	348,993
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	4,594	4,598,151
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	15,037	15,255,315
CarMax Auto Owner Trust 2020-2 A4	2.05%	5/15/2025	35,731	36,982,614
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	23,649	24,201,665
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	45,732	45,777,586
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	9,495	9,646,056
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	2,551	2,565,515
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	6,237	6,309,940
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	2,025	2,030,009
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	3,500	3,659,011
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	7,419	7,524,601
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	7,669	7,913,172
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	19,898	19,994,303
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	32,337	32,873,529
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	11,448	11,879,246
CPS Auto Receivables Trust 2020-B E†	5.75%	12/15/2023	16,011	16,275,940
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	48,200	48,354,240

260	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	$533	$535,997
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	16,422	16,702,644
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	29,069	29,299,907
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	5,604	5,612,910
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	5,618	5,630,210
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	45,962	47,274,321
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	31,034	31,569,786
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	2,634	2,637,661
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	43,447	44,186,807
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	27,026	28,184,086
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	60,471	61,473,664
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	46,783	48,347,723
Drive Auto Receivables Trust 2020-2 A3	0.83%	5/15/2024	13,000	13,039,283
Drive Auto Receivables Trust 2020-2 B	1.42%	3/17/2025	9,000	9,103,727
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	39,725	39,963,366
Drive Auto Receivables Trust 2021-1 D	1.45%	1/16/2029	37,120	37,409,269
Enterprise Fleet Financing LLC 2017-3 A3†	2.36%	5/20/2023	12,894	12,942,427
Enterprise Fleet Financing LLC 2020-2 A2†	0.61%	7/20/2026	91,648	92,026,167
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	26,533	26,631,269
Exeter Automobile Receivables Trust 2021-2A A2(a)	0.27%	1/16/2024	44,135	44,168,440
Exeter Automobile Receivables Trust 2021-2A C(a)	0.98%	6/15/2026	29,900	29,931,492
Exeter Automobile Receivables Trust 2021-2A D(a)	1.40%	4/15/2027	52,180	52,271,369
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	28,013	29,003,383
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	6,380	6,426,157
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	141,671	141,724,778
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	107,486	107,557,500
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	39,189	39,221,911
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	38,244	39,320,133
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	97,245	103,710,062
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	89,401	96,586,176
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	80,663	80,838,168
Ford Credit Auto Owner Trust 2021-A A2	0.17%	10/15/2023	180,450	180,504,243
Ford Credit Auto Owner Trust REV1 2018-1 A†	3.19%	7/15/2031	48,939	53,221,554
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%	10/17/2033	76,875	77,921,884
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	11,175	11,308,463
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	2,900	2,906,290
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	38,356	38,619,885

See Notes to Financial Statements.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	$13,545	$14,072,654
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%	8/18/2025	103,164	103,373,340
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	81,258	81,308,332
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	65,136	65,276,485
GM Financial Leasing Trust 2021-1 A2	0.17%	4/20/2023	204,900	204,936,943
GM Financial Leasing Trust 2021-1 A3	0.26%	2/20/2024	139,892	140,045,126
Honda Auto Receivables Owner Trust 2019-1 A4	2.90%	6/18/2024	11,000	11,322,673
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	38,483	38,772,307
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	81,372	81,606,848
Honda Auto Receivables Owner Trust 2021-1 A2	0.16%	7/21/2023	131,440	131,455,523
Honda Auto Receivables Owner Trust 2021-2 A2	0.17%	11/15/2023	144,530	144,582,985
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	62,043	62,072,017
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	388	388,062
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	65,398	65,417,404
Mercedes-Benz Auto Lease Trust 2021-A A3	0.25%	1/16/2024	71,069	71,098,465
Nissan Auto Lease Trust 2020-B A3	0.43%	10/16/2023	93,172	93,450,491
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	26,457	26,598,806
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	12,758	12,847,928
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	11,074	11,125,557
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	66,714	67,761,783
Santander Drive Auto Receivables Trust 2021-1 C	0.75%	2/17/2026	58,188	58,299,302
Santander Drive Auto Receivables Trust 2021-2 A2	0.28%	4/15/2024	116,375	116,408,563
Santander Drive Auto Receivables Trust 2021-2 D	1.35%	7/15/2027	71,680	71,872,203
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	39,672	41,001,611
Santander Retail Auto Lease Trust 2021-A A3†	0.51%	7/22/2024	159,370	159,958,330
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	490	490,574
Toyota Auto Loan Extended Note Trust 2020-1†	1.35%	5/25/2033	183,389	187,473,880
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%	5/15/2023	74,740	74,766,845
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%	1/15/2025	84,958	85,092,166
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%	11/20/2024	73,643	74,374,481
Westlake Automobile Receivables Trust 2019-1A C†	3.45%	3/15/2024	11,096	11,190,932
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	1,210	1,211,193
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	47,426	49,050,976
Westlake Automobile Receivables Trust 2019-3A B†	2.41%	10/15/2024	54,700	55,238,844
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	61,941	63,125,188

262	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%		2/15/2024	$48,093	$48,286,204
World Omni Select Auto Trust 2018-1A B†	3.68%		7/15/2023	1,419	1,421,028
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	29,174	29,880,104
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	8,886	9,161,199
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	25,464	26,138,669
Total					4,907,255,108

Credit Cards 1.82%
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	32,109	32,826,020
American Express Credit Account Master Trust 2019-3 B	2.20%		4/15/2025	12,714	13,031,491
Barclays Dryrock Issuance Trust 2018-1 A	0.431% (1 Mo. LIBOR + .33%	)#	7/15/2024	24,804	24,827,078
Capital One Multi-Asset Execution Trust 2019-A2	1.72%		8/15/2024	21,237	21,643,096
Discover Card Execution Note Trust 2018-A2	0.431% (1 Mo. LIBOR + 0.33%	)#	8/15/2025	5,100	5,123,495
Golden Credit Card Trust 2018-4A A†	3.44%		8/15/2025	53,161	56,799,238
Master Credit Card Trust II 2020-1A A†	1.99%		9/21/2024	12,223	12,610,498
Master Credit Card Trust II Series 2018-1A A†	0.587% (1 Mo. LIBOR + .49%	)#	7/21/2024	149,340	150,228,274
Newday Funding Master Issuer plc 2021-1A A2†	1.11% (SOFR + 1.10%	)#	3/15/2029	19,600	19,624,943
Perimeter Master Note Business Trust 2019-1A A†	4.31%		12/15/2022	99,892	100,136,700
Perimeter Master Note Business Trust 2019-1A B†	6.02%		12/15/2022	14,959	14,986,752
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	31,250	32,520,938
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	36,807	38,027,358
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	193,189	193,354,524
World Financial Network Credit Card Master Trust 2018-C A	3.55%		8/15/2025	95,554	96,760,226
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	19,966	20,185,594
World Financial Network Credit Card Master Trust 2019-A A	3.14%		12/15/2025	132,435	135,227,339
World Financial Network Credit Card Master Trust 2019-A M	3.61%		12/15/2025	29,519	30,068,334
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	4,451	4,559,251

See Notes to Financial Statements.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	$81,668	$83,789,245
Total					1,086,330,394

Home Equity 0.00%
Meritage Mortgage Loan Trust 2004-2 M3	1.067% (1 Mo. LIBOR + .98%	)#	1/25/2035	36	39,217

Other 12.62%
A10 Bridge Asset Financing LLC 2019-B A1†	3.085%		8/15/2040	60,729	61,617,641
ACAM Ltd. 2019-FL1 A†	1.501% (1 Mo. LIBOR + 1.40%	)#	11/17/2034	94,772	95,125,604
ACAM Ltd. 2019-FL1 AS†	1.851% (1 Mo. LIBOR + 1.75%	)#	11/17/2034	25,000	25,173,705
AIMCO CLO Series 2018-BA AR†	1.266% (3 Mo. LIBOR + 1.10%	)#	1/15/2032	69,000	69,098,256
AMMC CLO 19 Ltd. 2016-19A AR†	1.324% (3 Mo. LIBOR + 1.14%	)#	10/16/2028	65,599	65,656,359
AMMC CLO Ltd. 2016-19A BR†	1.984% (3 Mo. LIBOR + 1.80%	)#	10/16/2028	29,854	29,947,649
AMMC CLO Ltd. 2016-19A CR†	2.734% (3 Mo. LIBOR + 2.55%	)#	10/16/2028	13,000	13,069,507
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	13,700	13,895,945
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	32,339	32,857,850
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	1.234% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	31,258	31,267,696
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	1.234% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	40,886	40,906,398
Apidos CLO 2015-22A A1R†	1.248% (3 Mo. LIBOR + 1.06%	)#	4/20/2031	80,936	81,166,198
Apidos CLO 2017 27A A1†	1.40% (3 Mo. LIBOR + 1.21%	)#	7/17/2030	5,400	5,406,783
Apidos CLO XXIV 2016-24A A1AL†	1.138% (3 Mo. LIBOR + 0.95%	)#	10/20/2030	32,680	32,639,784
Apidos CLO XXXI 2019-31A A1R†	Zero Coupon	#(b)	4/15/2031	86,400	86,425,773
Aqua Finance Trust 2019-A 2019-A A†	3.14%		7/16/2040	42,057	43,196,260
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 A†(a)	1.20% (1 Mo. LIBOR + 1.10%	)#	5/15/2036	60,530	60,605,663

264	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.251% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	$35,293	$35,337,099
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	1.251% (1 Mo. LIBOR + 1.15%	)#	5/15/2037	55,365	55,434,129
Avery Point V CLO Ltd. 2014-5A AR†	1.17% (3 Mo. LIBOR + 0.98%	)#	7/17/2026	3,693	3,693,633
Bain Capital Credit CLO Ltd. 2017-1A A1R†	Zero Coupon	#(b)	7/20/2030	102,650	102,650,000
Bain Capital Credit CLO Ltd. 2017-2A AR†	1.426% (3 Mo. LIBOR + 1.25%	)#	7/25/2030	29,812	29,843,520
Bain Capital Credit CLO Ltd. 2020-5A A1†	1.492% (3 Mo. LIBOR + 1.22%	)#	1/20/2032	72,770	72,876,739
Barings CLO Ltd. 2019-3A A1R†	1.192% (3 Mo. LIBOR + 1.07%	)#	4/20/2031	117,460	117,467,330
BDS Ltd. 2019-FL3 A†	1.501% (1 Mo. LIBOR + 1.40%	)#	12/15/2035	27,024	27,057,373
BDS Ltd. 2021-FL7 A†	1.18% (1 Mo. LIBOR + 1.07%	)#	6/16/2036	104,240	104,509,763
Benefit Street Partners CLO IV Ltd. 2014-IVA ARRR†	1.368% (3 Mo. LIBOR + 1.18%	)#	1/20/2032	77,740	77,951,678
BlueMountain CLO Ltd. 2013-1A A1R2†	1.418% (3 Mo. LIBOR + 1.23%	)#	1/20/2029	51,644	51,670,018
BlueMountain CLO Ltd. 2013-1A A2R2†	1.938% (3 Mo. LIBOR + 1.75%	)#	1/20/2029	27,442	27,454,184
BlueMountain CLO Ltd. 2015-2A A1R†	1.12% (3 Mo. LIBOR + .93%	)#	7/18/2027	9,811	9,811,840
BlueMountain CLO Ltd. 2016-2A A1R†	1.465% (3 Mo. LIBOR + 1.31%	)#	8/20/2032	26,500	26,526,150
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	1.168% (3 Mo. LIBOR + .98%	)#	7/20/2029	71,340	71,282,443
BSPRT Issuer, Ltd. 2019 FL5 A†	1.251% (1 Mo. LIBOR + 1.15%	)#	5/15/2029	48,248	48,279,520
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	Zero Coupon	#(b)	7/20/2031	80,570	80,289,802
Carlyle US Clo Ltd. 2017-2A A1R†	Zero Coupon	#(b)	7/20/2031	90,210	90,229,657
Carlyle US CLO Ltd. 2017-3A A1AR†	1.088% (3 Mo. LIBOR + .90%	)#	7/20/2029	56,190	56,159,382
Cedar Funding CLO Ltd. 2017-8A A1†	1.44% (3 Mo. LIBOR + 1.25%	)#	10/17/2030	8,243	8,250,456
Cedar Funding Ltd. 2021-14A A†(a)	Zero Coupon	#(b)	7/15/2033	96,630	96,630,000
CF Hippolyta LLC 2021-1A A1†	1.53%		3/15/2061	80,000	80,849,704
CIFC Funding II Ltd. 2013-2A A1L2†	Zero Coupon	#(b)	10/18/2030	38,450	38,329,598

See Notes to Financial Statements.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
CIFC Funding III Ltd. 2020-3A A1†	1.538% (3 Mo. LIBOR + 1.35%	)#	10/20/2031		$64,891	$65,032,513
CIFC Funding Ltd. 2021-4A A†(a)	Zero Coupon	#(b)	7/15/2033		83,100	83,100,000
Colombia Cent CLO Ltd. 2018-27A A2A†	1.776% (3 Mo. LIBOR + 1.60%	)#	10/25/2028		5,608	5,611,927
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031		23,609	24,677,980
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031		14,155	14,792,601
DLL LLC 2018-1 A4†	3.27%		4/17/2026		42,445	42,892,088
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025		12,326	12,372,125
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		716	717,570
Dryden CLO Ltd. 2018-55A A1†	1.204% (3 Mo. LIBOR + 1.02%	)#	4/15/2031		20,170	20,180,246
Dryden CLO Ltd. 2019 72A AR†	Zero Coupon	#(b)	5/15/2032		86,500	86,500,363
Dryden Senior Loan Fund 2017-47A A1R†	Zero Coupon	#(b)	4/15/2028		95,300	95,111,230
Elmwood CLO VI Ltd. 2020-3A A†	1.504% (3 Mo. LIBOR + 1.32%	)#	10/15/2031		69,849	69,981,582
Fairstone Financial Issuance Trust I 2020-1A A†(c)	2.509%		10/20/2039	CAD	25,300	21,175,559
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024		$137,580	140,497,755
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		87,098	93,484,200
Galaxy XIX CLO Ltd. 2015-19A A1RR†	1.126% (3 Mo. LIBOR + .95%	)#	7/24/2030		60,580	60,566,509
GPMT Ltd. 2019-FL2 A†	1.397% (1 Mo. LIBOR + 1.30%	)#	2/22/2036		33,333	33,374,365
Gracie Point International Funding 2020-B A†	1.51% (1 Mo. LIBOR + 1.40%	)#	5/2/2023		74,997	75,794,000
Grand Avenue CRE 2019-FL1 A†	1.221% (1 Mo. LIBOR + 1.12%	)#	6/15/2037		46,831	46,889,378
Grand Avenue CRE 2019-FL1 AS†	1.601% (1 Mo. LIBOR + 1.50%	)#	6/15/2037		23,119	23,147,977
GreatAmerica Leasing Receivables Funding LLC Series 2019-1†	3.21%		2/18/2025		17,040	17,652,162
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.651% (1 Mo. LIBOR + 1.55%	)#	9/15/2028		52,464	52,470,773
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.251% (1 Mo. LIBOR + 2.15%	)#	9/15/2028		22,123	21,861,745
Greywolf CLO VII Ltd. 2018-2A A1†	1.368% (3 Mo. LIBOR + 1.18%	)#	10/20/2031		37,250	37,268,532

266	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	1.256% (3 Mo. LIBOR + 1.08%	)#	7/25/2027	$4,014	$4,018,369
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	1.826% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	15,727	15,747,049
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	1.89% (3 Mo. LIBOR + 1.70%	)#	1/17/2030	23,027	23,041,261
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	18,467	18,547,328
HPEFS Equipment Trust 2020-1A A3†	1.76%		2/20/2030	30,701	31,073,329
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	9,003	9,162,657
HPS Loan Management Ltd. 10-2016 A1R†	1.328% (3 Mo. LIBOR + 1.14%	)#	1/20/2028	13,178	13,197,077
HPS Loan Management Ltd. 10-2016 A2R†	1.938% (3 Mo. LIBOR + 1.75%	)#	1/20/2028	38,834	38,888,523
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024	104,527	106,727,774
Jamestown CLO IX Ltd. 2016-9A A1AR†	1.358% (3 Mo. LIBOR + 1.17%	)#	10/20/2028	18,775	18,795,666
Jamestown CLO IX Ltd. 2016-9A A2R†	2.038% (3 Mo. LIBOR + 1.85%	)#	10/20/2028	24,250	24,315,315
JFIN CLO Ltd. 2013-1A A1NR†	1.578% (3 Mo. LIBOR + 1.39%	)#	1/20/2030	72,557	73,105,950
JFIN CLO Ltd. 2013-1A A2R†	2.388% (3 Mo. LIBOR + 2.20%	)#	1/20/2030	37,291	37,429,173
JFIN CLO Ltd. 2014-1A B1R†	1.638% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	2,351	2,356,836
Kayne CLO 5 Ltd. 2019-5A A†	1.526% (3 Mo. LIBOR + 1.35%	)#	7/24/2032	55,397	55,466,428
Kayne CLO II Ltd. 2018 2A AR†	1.264% (3 Mo. LIBOR + 1.08%	)#	10/15/2031	100,220	100,410,628
KKR CLO Ltd. 16 A2R†	1.988% (3 Mo. LIBOR + 1.80%	)#	1/20/2029	22,750	22,782,844
KKR CLO Ltd. 30A A1†	1.69% (3 Mo. LIBOR + 1.50%	)#	10/17/2031	28,750	28,830,227
LCM XXII Ltd. 22A A1R†	1.348% (3 Mo. LIBOR + 1.16%	)#	10/20/2028	11,750	11,767,787
LMREC, Inc. 2019-CRE3 A†	1.493% (1 Mo. LIBOR + 1.40%	)#	12/22/2035	65,000	65,144,053
LoanCore Issuer Ltd. 2019-CRE2 A†	1.231% (1 Mo. LIBOR + 1.13%	)#	5/15/2036	84,624	84,649,430
M360 LLC 2019-CRE2 A†	1.501% (1 Mo. LIBOR + 1.40%	)#	9/15/2034	62,879	63,017,185
M360 LLC 2019-CRE2 B†	2.351% (1 Mo. LIBOR + 2.25%	)#	9/15/2034	10,311	10,326,199

See Notes to Financial Statements.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Madison Park Funding Ltd. 2015-16A A2R†	2.088% (3 Mo. LIBOR + 1.90%	)#	4/20/2026	$13,623	$13,646,610
Madison Park Funding Ltd. 2015-17A AR2†	1.186% (3 Mo. LIBOR + 1.00%	)#	7/21/2030	29,600	29,618,897
Madison Park Funding Ltd. 2015-17A BR2†	1.686% (3 Mo. LIBOR + 1.50%	)#	7/21/2030	10,000	10,014,405
Madison Park Funding XI Ltd. 2013-11A AR2†	1.073% (3 Mo. LIBOR + .90%	)#	7/23/2029	61,560	61,583,085
Madison Park Funding XXV Ltd. 2017-25A A1R†	1.063% (3 Mo. LIBOR + .97%	)#	4/25/2029	53,500	53,516,050
Magnetite Ltd. 2021-29A A†	1.094% (3 Mo. LIBOR + .99%	)#	1/15/2034	81,230	81,235,589
Magnetite XXII Ltd. 2019-22A AR†	1.209% (3 Mo. LIBOR + 1.06%	)#	4/15/2031	47,750	47,760,515
Marble Point CLO XV Ltd. 2019-1A A1†	1.593% (3 Mo. LIBOR + 1.42%	)#	7/23/2032	16,000	16,027,870
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	83,702	85,651,570
Mercer Field II CLO Ltd. 2017-1A A1†	1.514% (3 Mo. LIBOR + 1.33%	)#	4/15/2029	13,146	13,166,838
Mountain View CLO 2017-1A BR†	1.934% (3 Mo. LIBOR + 1.75%	)#	10/16/2029	36,502	36,602,926
Mountain View CLO LLC 2017-1A AR†	1.274% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	40,527	40,526,799
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	5,244	5,370,672
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	83,916	84,702,834
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	171,000	171,586,359
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	68,625	69,011,496
Newark BSL CLO 1 Ltd. 2016-1A A1R†	1.281% (3 Mo. LIBOR + 1.10%	)#	12/21/2029	67,407	67,425,570
Newark BSL CLO 2 Ltd. 2017-1A A1R†	1.146% (3 Mo. LIBOR + .97%	)#	7/25/2030	48,300	48,383,559
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	48,111	48,747,268
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	19,277	19,547,437
Nissan Master Owner Trust Receivables 2019-A A	0.661% (1 Mo. LIBOR + .56%	)#	2/15/2024	84,750	85,084,017
Oaktree CLO 2014-1A A1R†	1.45% (3 Mo. LIBOR + 1.29%	)#	5/13/2029	26,023	26,069,998
Oaktree CLO 2014-1A A2R†	2.01% (3 Mo. LIBOR + 1.85%	)#	5/13/2029	17,750	17,797,833

268	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Oaktree CLO Ltd. 2015-1A A1R†	1.058% (3 Mo. LIBOR + .87%	)#	10/20/2027	$16,752	$16,747,217
OCP CLO Ltd. 2015-10A A2AR†	1.476% (3 Mo. LIBOR + 1.30%	)#	10/26/2027	24,351	24,385,442
OCP CLO Ltd. 2015-9A A2R†	1.534% (3 Mo. LIBOR + 1.35%	)#	7/15/2027	25,719	25,726,147
OCP CLO Ltd. 2016-12A A1R†	1.31% (3 Mo. LIBOR + 1.12%	)#	10/18/2028	30,396	30,434,946
OCP CLO Ltd. 2016-12A A2R†	1.79% (3 Mo. LIBOR + 1.60%	)#	10/18/2028	26,201	26,229,069
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	1.188% (3 Mo. LIBOR + 1.00%	)#	3/17/2030	34,550	34,575,311
Octagon Investment Partners 32 Ltd. 2017-1A A1R†	1.134% (3 Mo. LIBOR + .95%	)#	7/15/2029	122,420	122,423,024
Octagon Investment Partners 49 Ltd. 2020-5A A1†	1.43% (3 Mo. LIBOR + 1.22%	)#	1/15/2033	79,600	79,695,552
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.134% (3 Mo. LIBOR + .95%	)#	7/15/2029	45,910	45,907,590
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	1.154% (3 Mo. LIBOR + 1.00%	)#	2/14/2031	97,680	97,893,919
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	49,125	49,227,101
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	7,689	8,141,095
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	59,358	59,462,601
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	18,443	18,536,390
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	47,402	51,309,878
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	20,800	21,273,225
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	9,000	9,389,242
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	9,873	10,264,138
Orec Ltd. 2018-CRE1 A†	1.281% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	49,846	49,911,670
OZLM VIII Ltd. 2014-8A A1RR†	1.36% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	32,900	32,924,677
OZLM XVII Ltd. 2017 17A A1†	1.438% (3 Mo. LIBOR + 1.25%	)#	7/20/2030	14,087	14,097,862
Palmer Square Loan Funding Ltd. 2018-4A A1†	1.056% (3 Mo. LIBOR + .90%	)#	11/15/2026	5,001	5,002,445
Palmer Square Loan Funding Ltd. 2018-5A A1†	1.038% (3 Mo. LIBOR + .85%	)#	1/20/2027	21,619	21,630,500
Parallel Ltd. 2015-1A AR†	1.038% (3 Mo. LIBOR + .85%	)#	7/20/2027	10,033	10,033,827
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	71,520	72,361,061

See Notes to Financial Statements.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	$55,841	$56,343,295
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	26,038	27,356,472
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	25,118	25,399,142
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	2,050	2,050,849	(d)
Prima Capital CRE Securitization Ltd. 2013-3A C†	5.00%		10/24/2035	35,011	35,054,792
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	5,572	5,573,505
Regatta Funding LP 2013-2A A1R3†	1.034% (3 Mo. LIBOR + .85%	)#	1/15/2029	7,707	7,700,741
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	23,082	23,145,324
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	20,466	20,598,642
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	101,195	103,847,989
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	136,635	136,259,978
SCF Equipment Leasing LLC 2021-1A B†	1.37%		8/20/2029	14,900	14,865,790
Shackleton CLO Ltd. 2016-9A B†	2.088% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	13,250	13,270,887
Signal Peak CLO 8 Ltd. 2020-8A A†	1.458% (3 Mo. LIBOR + 1.27%	)#	4/20/2033	38,000	38,136,492
SLC Student Loan Trust 2008-1 A4A	1.784% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	20,232	20,807,258
SMB Private Education Loan Trust 2021-A A1†	0.601% (1 Mo. LIBOR + .50%	)#	1/15/2053	22,581	22,626,197
Sound Point CLO III-R Ltd. 2013-2RA B†	1.634% (3 Mo. LIBOR + 1.45%	)#	4/15/2029	10,000	9,888,523
Sound Point CLO XI Ltd. 2016-1A AR†	1.288% (3 Mo. LIBOR + 1.10%	)#	7/20/2028	31,787	31,833,791
TCI-Flatiron CLO Ltd. 2016-1A AR2†	1.34% (3 Mo. LIBOR + 1.15%	)#	1/17/2032	16,330	16,371,140
TCI-Flatiron Clo Ltd. 2017-1A AR†	1.116% (3 Mo. LIBOR + .96%	)#	11/18/2030	62,190	62,134,719
TCI-Flatiron CLO Ltd. 2018-1A ANR†	1.237% (3 Mo. LIBOR + 1.06%	)#	1/29/2032	35,050	35,128,964
TCW CLO AMR Ltd. 2019-1A A†	1.13% (3 Mo. LIBOR + .97%	)#	2/15/2029	46,825	46,842,345
Towd Point Asset Trust 2018-SL1 A†	0.692% (1 Mo. LIBOR + .60%	)#	1/25/2046	40,250	40,027,046
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.231% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	37,185	37,220,594
TRTX Issuer Ltd. 2019-FL3 A†	1.251% (1 Mo. LIBOR + 1.15%	)#	10/15/2034	14,225	14,227,134
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	82,925	83,065,301

270	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Venture CLO Ltd. 2018-33A A1LR†	1.244% (3 Mo. LIBOR + 1.06%	)#	7/15/2031	$68,200	$68,189,040
VERDE CLO Ltd. 2019-1A AR†	1.284% (3 Mo. LIBOR + 1.10%	)#	4/15/2032	34,355	34,355,869
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	77,688	78,022,750
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	106,612	106,973,820
WhiteHorse VIII Ltd. 2014-1A BR†	1.626% (3 Mo. LIBOR + 1.45%	)#	5/1/2026	25,691	25,746,320
Wind River CLO Ltd. 2013-1A A1RR†(a)	Zero Coupon	#(b)	7/20/2030	133,930	133,930,000
Total					7,552,252,192
Total Asset-Backed Securities (cost $13,452,048,927)					13,545,876,911

				Shares (000)

COMMON STOCKS 0.16%

Miscellaneous 0.01%
UTEX Industries, Inc.				84	3,534,594

Oil 0.15%
Oasis Petroleum, Inc.				1,054	93,365,344
Total Common Stocks (cost $98,155,407)					96,899,938

				Principal Amount (000)

CONVERTIBLE BONDS 0.11%

Technology
Weibo Corp. (China)(e)
(cost $64,737,074)	1.25%		11/15/2022	$66,436	64,982,713

CORPORATE BONDS 42.58%

Aerospace/Defense 0.78%
Boeing Co. (The)	2.196%		2/4/2026	71,250	71,566,465
Boeing Co. (The)	4.508%		5/1/2023	137,925	147,372,839
Boeing Co. (The)	4.875%		5/1/2025	164,892	185,334,126
Howmet Aerospace, Inc.	5.125%		10/1/2024	35,293	38,647,600
Howmet Aerospace, Inc.	6.875%		5/1/2025	14,000	16,226,000
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	9,093	9,531,919
Total					468,678,949

See Notes to Financial Statements.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.17%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(e)	3.875%		9/15/2024	$7,600	$7,650,496
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(e)	5.00%		6/15/2025	4,374	4,422,095
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		4/1/2024	11,349	11,335,089
American Airlines Group, Inc.†	3.75%		3/1/2025	51,959	46,962,363
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025	15,343	17,414,253
United Airlines 2014-1 Class B Pass-Through Trust	4.75%		10/11/2023	4,264	4,351,423
United Airlines, Inc.	6.636%		1/2/2024	4,091	4,264,843
US Airways 2012-2 Class B Pass-Through Trust	6.75%		12/3/2022	6,763	6,764,794
Total					103,165,356

Apparel 0.09%
PVH Corp.	4.625%		7/10/2025	19,872	22,330,299
William Carter Co. (The)†	5.50%		5/15/2025	32,256	34,033,306
Total					56,363,605

Auto Parts: Original Equipment 0.30%
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(e)	4.75%		9/15/2026	34,149	35,051,956
ZF North America Capital, Inc.†	4.50%		4/29/2022	33,091	33,905,535
ZF North America Capital, Inc.†	4.75%		4/29/2025	104,914	113,783,429
Total					182,740,920

Automotive 3.35%
Daimler Finance North America LLC†	0.846% (3 Mo. LIBOR + .67%	)#	11/5/2021	17,975	18,024,161
Daimler Finance North America LLC†	1.016% (3 Mo. LIBOR + .84%	)#	5/4/2023	7,070	7,149,608
Daimler Finance North America LLC†	1.03% (3 Mo. LIBOR + .88%	)#	2/22/2022	12,862	12,936,544
Daimler Finance North America LLC†	1.056% (3 Mo. LIBOR + .90%	)#	2/15/2022	64,499	64,842,328
Daimler Finance North America LLC†	1.75%		3/10/2023	82,973	84,898,738
Daimler Finance North America LLC†	2.20%		10/30/2021	13,773	13,890,217
Daimler Finance North America LLC†	2.70%		6/14/2024	14,000	14,786,700
Daimler Finance North America LLC†	3.35%		2/22/2023	3,850	4,037,992
Daimler Finance North America LLC†	3.65%		2/22/2024	22,690	24,495,117
Daimler Finance North America LLC†	3.75%		11/5/2021	3,400	3,448,826
Ford Motor Co.	8.50%		4/21/2023	13,807	15,430,358

272	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Ford Motor Credit Co. LLC	1.256% (3 Mo. LIBOR + 1.08%	)#	8/3/2022	$43,730	$43,560,138
Ford Motor Credit Co. LLC	2.979%		8/3/2022	20,011	20,345,284
Ford Motor Credit Co. LLC	3.087%		1/9/2023	25,234	25,738,806
Ford Motor Credit Co. LLC	3.096%		5/4/2023	6,483	6,626,274
Ford Motor Credit Co. LLC	3.219%		1/9/2022	15,768	15,958,004
Ford Motor Credit Co. LLC	3.339%		3/28/2022	44,221	44,884,315
Ford Motor Credit Co. LLC	3.37%		11/17/2023	41,316	42,710,415
Ford Motor Credit Co. LLC	3.81%		1/9/2024	20,000	20,817,600
Ford Motor Credit Co. LLC	3.813%		10/12/2021	67,437	68,246,642
Ford Motor Credit Co. LLC	4.25%		9/20/2022	8,835	9,127,880
Ford Motor Credit Co. LLC	5.125%		6/16/2025	41,304	45,253,695
Ford Motor Credit Co. LLC	5.584%		3/18/2024	153,325	167,608,757
Ford Motor Credit Co. LLC	5.596%		1/7/2022	17,541	18,001,451
Ford Motor Credit Co. LLC	5.875%		8/2/2021	77,886	78,372,788
General Motors Co.	5.40%		10/2/2023	24,769	27,407,267
General Motors Co.	6.125%		10/1/2025	13,029	15,497,836
General Motors Financial Co., Inc.	1.184% (3 Mo. LIBOR + .99%	)#	1/5/2023	4,991	5,040,931
General Motors Financial Co., Inc.	2.75%		6/20/2025	74,459	78,727,887
General Motors Financial Co., Inc.	2.90%		2/26/2025	30,070	31,827,890
General Motors Financial Co., Inc.	3.15%		6/30/2022	55,795	57,274,678
General Motors Financial Co., Inc.	3.70%		5/9/2023	27,654	29,139,262
General Motors Financial Co., Inc.	3.95%		4/13/2024	31,702	34,336,371
General Motors Financial Co., Inc.	4.25%		5/15/2023	13,087	13,983,527
General Motors Financial Co., Inc.	4.375%		9/25/2021	7,713	7,811,507
General Motors Financial Co., Inc.	5.10%		1/17/2024	96,319	106,632,080
General Motors Financial Co., Inc.	5.20%		3/20/2023	25,856	27,961,739
Hyundai Capital America†	0.80%		1/8/2024	83,330	83,206,106
Hyundai Capital America†	1.25%		9/18/2023	98,674	99,698,080
Hyundai Capital America†	1.30%		1/8/2026	42,197	41,851,637
Hyundai Capital America†	1.80%		10/15/2025	10,345	10,485,226
Hyundai Capital America†	3.00%		6/20/2022	8,435	8,646,058
Hyundai Capital America†	3.25%		9/20/2022	32,832	33,948,395
Hyundai Capital America†	5.875%		4/7/2025	13,781	16,060,630
Hyundai Capital Services, Inc. (South Korea)†(e)	3.00%		8/29/2022	38,997	40,127,201
Navistar International Corp.†	6.625%		11/1/2025	9,681	10,023,223
Nissan Motor Acceptance Corp.†	0.838% (3 Mo. LIBOR + .65%	)#	7/13/2022	36,745	36,802,972

See Notes to Financial Statements.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Stellantis N.V. (Netherlands)(e)	5.25%		4/15/2023	$8,030	$8,697,815
Tesla, Inc.†	5.30%		8/15/2025	133,431	138,498,709
Volkswagen Group of America Finance LLC†	1.051% (3 Mo. LIBOR + .86%	)#	9/24/2021	1,000	1,002,639
Volkswagen Group of America Finance LLC†	1.108% (3 Mo. LIBOR + .94%	)#	11/12/2021	8,200	8,233,343
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	64,408	65,962,612
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023	54,741	57,624,008
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025	17,003	18,425,487
Volkswagen Group of America Finance LLC†	4.25%		11/13/2023	14,585	15,849,013
Total					2,001,976,767

Banks: Regional 9.22%
ABN AMRO Bank NV (Netherlands)†(e)	4.75%		7/28/2025	58,007	65,376,209
ABN AMRO Bank NV (Netherlands)(e)	6.25%		4/27/2022	64,981	68,321,283
AIB Group plc (Ireland)†(e)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025	85,702	93,330,813
AIB Group plc (Ireland)†(e)	4.75%		10/12/2023	70,222	76,647,248
Akbank T.A.S. (Turkey)†(e)	5.00%		10/24/2022	20,150	20,703,803
ASB Bank Ltd. (New Zealand)†(e)	3.75%		6/14/2023	31,956	34,076,381
Associated Bank NA	3.50%		8/13/2021	27,007	27,109,467
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	4.40%		5/19/2026	10,873	12,313,855
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	4.50%		3/19/2024	12,844	14,142,409
Banco de Credito del Peru (Peru)†(e)	2.70%		1/11/2025	9,419	9,670,958
Bancolombia SA (Colombia)(e)	3.00%		1/29/2025	24,254	24,854,529
Bank of America Corp.	0.981% (SOFR + 0.91%	)#	9/25/2025	19,293	19,417,613
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	91,258	91,090,997
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	81,286	81,913,259
Bank of America Corp.	1.366% (3 Mo. LIBOR + 1.18%	)#	10/21/2022	9,347	9,388,516
Bank of America Corp.	2.015% (3 Mo. LIBOR + 0.64%	)#	2/13/2026	17,756	18,436,047
Bank of America Corp.	3.093% (3 Mo. LIBOR + 1.09%	)#	10/1/2025	45,485	48,811,631
Bank of America Corp.	3.366% (3 Mo. LIBOR + 0.81%	)#	1/23/2026	69,356	75,327,225
Bank of America Corp.	3.95%		4/21/2025	85,101	93,989,415

274	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Bank of America Corp.	4.00%		1/22/2025	$27,949	$30,846,319
Bank of America Corp.	4.20%		8/26/2024	72,321	80,005,112
Bank of Ireland Group plc (Ireland)†(e)	4.50%		11/25/2023	35,213	38,198,064
BankUnited, Inc.	4.875%		11/17/2025	44,521	50,783,473
Barclays Bank plc (United Kingdom)(e)	1.70%		5/12/2022	32,243	32,668,377
Barclays Bank plc (United Kingdom)†(e)	10.179%		6/12/2021	86,593	86,826,484
BBVA Bancomer SA†	4.375%		4/10/2024	48,455	53,020,430
BBVA Bancomer SA†	6.75%		9/30/2022	47,751	50,914,504
BNP Paribas SA (France)†(e)	1.323% (SOFR + 1.00%	)#	1/13/2027	20,584	20,387,549
Capital One NA	1.336% (3 Mo. LIBOR + 1.15%	)#	1/30/2023	4,797	4,825,600
CIT Group, Inc.	3.929% (SOFR + 3.83%	)#	6/19/2024	21,437	22,760,842
CIT Group, Inc.	4.75%		2/16/2024	27,174	29,632,296
CIT Group, Inc.	5.00%		8/15/2022	15,745	16,551,931
CIT Group, Inc.	5.00%		8/1/2023	24,755	26,921,063
Citigroup, Inc.	0.871% (3 Mo. LIBOR + 0.69%	)#	10/27/2022	65,915	66,382,857
Citigroup, Inc.	1.126% (3 Mo. LIBOR + 0.95%	)#	7/24/2023	6,489	6,543,248
Citigroup, Inc.	1.136% (3 Mo. LIBOR + 0.96%	)#	4/25/2022	37,059	37,331,552
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024	49,728	50,966,163
Citigroup, Inc.	2.876% (3 Mo. LIBOR + 0.95%	)#	7/24/2023	70,699	72,783,914
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	241,086	258,862,667
Citigroup, Inc.	3.142% (3 Mo. LIBOR + 0.72%	)#	1/24/2023	51,246	52,175,453
Citigroup, Inc.	3.352% (3 Mo. LIBOR + 0.90%	)#	4/24/2025	67,287	72,305,177
Citigroup, Inc.	3.70%		1/12/2026	17,120	19,010,010
Citigroup, Inc.	3.875%		3/26/2025	10,661	11,753,915
Citigroup, Inc.	4.05%		7/30/2022	30,628	31,949,754
Citigroup, Inc.	4.40%		6/10/2025	135,546	152,136,845
Citigroup, Inc.	5.50%		9/13/2025	30,131	35,466,460
Citizens Bank NA/Providence RI	0.874% (3 Mo. LIBOR + 0.72%	)#	2/14/2022	14,985	15,045,330

See Notes to Financial Statements.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Citizens Bank NA/Providence RI	0.951% (3 Mo. LIBOR + 0.81%	)#	5/26/2022	$16,325	$16,435,489
Citizens Bank NA/Providence RI	1.143% (3 Mo. LIBOR + 0.95%	)#	3/29/2023	22,245	22,519,000
Credit Suisse AG/New York NY	3.625%		9/9/2024	14,875	16,266,462
Credit Suisse Group AG (Switzerland)†(e)	1.305% (SOFR + 0.98%	)#	2/2/2027	32,933	32,279,168
Credit Suisse Group AG (Switzerland)†(e)	2.193% (SOFR + 2.04%	)#	6/5/2026	42,530	43,656,151
Credit Suisse Group AG (Switzerland)(e)	3.80%		6/9/2023	7,578	8,051,734
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(e)	3.80%		9/15/2022	21,574	22,505,972
Danske Bank A/S (Denmark)†(e)	1.171% (1 Yr Treasury CMT + 1.03%	)#	12/8/2023	145,875	146,680,280
Danske Bank A/S (Denmark)†(e)	1.226%		6/22/2024	51,642	52,303,625
Danske Bank A/S (Denmark)†(e)	1.621% (1 Yr Treasury CMT + 1.35%	)#	9/11/2026	46,515	46,586,089
Danske Bank A/S (Denmark)†(e)	3.001% (3 Mo. LIBOR + 1.25%	)#	9/20/2022	33,730	33,970,017
Danske Bank A/S (Denmark)†(e)	3.244% (3 Mo. LIBOR + 1.59%	)#	12/20/2025	109,898	117,806,507
Danske Bank A/S (Denmark)†(e)	5.00%		1/12/2022	58,835	60,433,527
Danske Bank A/S (Denmark)†(e)	5.00% (1 Yr Treasury CMT + 1.73%	)#	1/12/2023	11,928	12,238,203
Danske Bank A/S (Denmark)†(e)	5.375%		1/12/2024	66,319	73,953,615
Discover Bank	2.45%		9/12/2024	7,940	8,353,212
FNB Corp.	2.20%		2/24/2023	30,110	30,669,961
Goldman Sachs Group, Inc. (The)	0.90% (3 Mo. LIBOR + .75%	)#	2/23/2023	47,398	47,843,178
Goldman Sachs Group, Inc. (The)	0.966% (3 Mo. LIBOR + .78%	)#	10/31/2022	120,886	121,214,985
Goldman Sachs Group, Inc. (The)	1.176% (3 Mo. LIBOR + 1.00%	)#	7/24/2023	45,327	45,706,435
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%	)#	9/29/2025	34,934	37,687,894
Goldman Sachs Group, Inc. (The)	3.50%		1/23/2025	19,494	21,175,013
Goldman Sachs Group, Inc. (The)	3.50%		4/1/2025	79,656	86,887,595
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	31,174	35,068,045
HSBC Holdings plc (United Kingdom)(e)	0.976% (SOFR + .71%	)#	5/24/2025	22,757	22,862,892
HSBC Holdings plc (United Kingdom)(e)	4.25%		3/14/2024	32,390	35,377,309

276	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
ING Groep NV (Netherlands)(e)	1.343% (3 Mo. LIBOR + 1.15%	)#	3/29/2022	$4,050	$4,084,066
Intesa Sanpaolo SpA (Italy)†(e)	3.125%		7/14/2022	7,031	7,231,902
Intesa Sanpaolo SpA (Italy)†(e)	3.25%		9/23/2024	20,481	21,869,724
Intesa Sanpaolo SpA (Italy)†(e)	5.017%		6/26/2024	105,370	114,939,647
Intesa Sanpaolo SpA (Italy)†(e)	5.71%		1/15/2026	41,888	47,426,077
Itau Unibanco Holding SA†	2.90%		1/24/2023	41,840	42,902,108
JPMorgan Chase & Co.(a)	0.824% (SOFR + .54%	)#	6/1/2025	91,927	92,090,672
JPMorgan Chase & Co.	3.875%		9/10/2024	45,147	49,500,080
Lloyds Banking Group plc (United Kingdom)(e)	1.326% (1 Yr Treasury CMT + 1.10%	)#	6/15/2023	15,825	15,975,264
Lloyds Banking Group plc (United Kingdom)(e)	4.582%		12/10/2025	9,250	10,446,522
M&T Bank Corp.	0.856% (3 Mo. LIBOR + 0.68%	)#	7/26/2023	9,134	9,236,067
Macquarie Bank Ltd. (Australia)†(e)	4.875%		6/10/2025	32,811	36,819,868
Macquarie Group Ltd. (Australia)†(e)	1.34% (SOFR + 1.07%	)#	1/12/2027	33,697	33,402,814
Macquarie Group Ltd. (Australia)†(e)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	39,372	40,922,451
Macquarie Group Ltd. (Australia)†(e)	4.15% (3 Mo. LIBOR + 1.33%	)#	3/27/2024	45,740	48,641,041
Morgan Stanley(a)	0.79% (SOFR + .53%	)#	5/30/2025	90,799	90,796,759
Morgan Stanley	1.576% (3 Mo. LIBOR + 1.40%	)#	10/24/2023	56,465	57,427,637
Morgan Stanley	4.10%		5/22/2023	47,121	50,428,210
Morgan Stanley	5.00%		11/24/2025	26,920	31,251,304
Natwest Group plc (United Kingdom)(e)	5.125%		5/28/2024	18,213	20,382,646
NatWest Markets plc (United Kingdom)†(e)	0.80%		8/12/2024	23,409	23,446,752
Nordea Bank Abp (Finland)†(e)	3.75%		8/30/2023	42,252	45,269,727
Nordea Bank Abp (Finland)†(e)	4.25%		9/21/2022	18,035	18,927,286
People’s United Bank NA	4.00%		7/15/2024	5,725	6,202,999
Popular, Inc.	6.125%		9/14/2023	13,517	14,540,913
Santander Holdings USA, Inc.	3.45%		6/2/2025	5,000	5,394,242
Santander Holdings USA, Inc.	3.50%		6/7/2024	38,764	41,634,145
Santander UK Group Holdings plc (United Kingdom)(e)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024	19,792	20,685,701
Standard Chartered plc (United Kingdom)†(e)	0.991% (1 Yr Treasury CMT + 0.78%	)#	1/12/2025	76,494	76,497,831

See Notes to Financial Statements.	277

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Standard Chartered plc (United Kingdom)†(e)	1.214% (1 Yr Treasury CMT + 0.88%	)#	3/23/2025	$10,244	$10,333,445
Standard Chartered plc (United Kingdom)†(e)	1.319% (1 Yr Treasury CMT + 1.17%	)#	10/14/2023	24,696	24,929,130
Standard Chartered plc (United Kingdom)†(e)	2.819% (3 Mo. LIBOR + 1.21%	)#	1/30/2026	8,168	8,602,081
Standard Chartered plc (United Kingdom)†(e)	4.247% (3 Mo. LIBOR + 1.15%	)#	1/20/2023	41,630	42,618,595
Standard Chartered plc (United Kingdom)†(e)	5.20%		1/26/2024	3,929	4,331,197
SunTrust Bank/Atlanta GA	0.766% (3 Mo. LIBOR + 0.59%	)#	8/2/2022	4,916	4,921,629
SVB Financial Group	3.50%		1/29/2025	6,009	6,520,592
Swedbank AB (Sweden)†(e)	0.884% (3 Mo. LIBOR + 0.70%	)#	3/14/2022	1,300	1,306,021
Swedbank AB (Sweden)†(e)	1.30%		6/2/2023	63,916	65,014,023
Swedbank AB (Sweden)†(e)	2.80%		3/14/2022	30,591	31,219,908
Synovus Bank/Columbus G	2.289% (SOFR + 0.95%	)#	2/10/2023	24,638	24,858,062
Synovus Financial Corp.	3.125%		11/1/2022	1,981	2,043,003
Truist Bank	0.746% (3 Mo. LIBOR + 0.59%	)#	5/17/2022	260	261,472
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.625%		5/30/2022	34,279	35,123,806
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.75%		1/30/2023	17,943	18,448,311
UBS AG	7.625%		8/17/2022	153,627	166,633,039
UBS AG (Switzerland)(e)	5.125%		5/15/2024	73,892	81,741,917
UBS AG (United Kingdom)†(e)	1.75%		4/21/2022	28,736	29,102,129
UBS Group AG (Switzerland)†(e)	1.008% (1 Yr Treasury CMT + .83%	)#	7/30/2024	41,646	42,033,699
UBS Group AG (Switzerland)†(e)	1.37% (3 Mo. LIBOR + 1.22%	)#	5/23/2023	83,148	84,011,826
UBS Group Funding Switzerland AG (Switzerland)†(e)	2.859% (3 Mo. LIBOR + .95%	)#	8/15/2023	10,282	10,580,535
Wells Fargo & Co.	1.416% (3 Mo. LIBOR + 1.23%	)#	10/31/2023	38,415	38,989,940
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	106,044	110,616,997
Wells Fargo & Co.	3.00%		2/19/2025	24,618	26,497,655
Wells Fargo & Co.	3.55%		9/29/2025	12,924	14,269,492
Wells Fargo & Co.	3.75%		1/24/2024	8,705	9,414,499
Zions Bancorp N.A.	3.35%		3/4/2022	36,198	36,912,237
Total					5,520,219,100

278	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.01%
Bacardi Ltd.†	4.45%	5/15/2025	$2,400	$2,679,264
Pernod Ricard SA (France)†(e)	4.25%	7/15/2022	4,722	4,922,120
Total				7,601,384

Biotechnology Research & Production 0.03%
Royalty Pharma plc†	1.20%	9/2/2025	16,764	16,641,791

Building Materials 0.06%
Forterra Finance LLC/FRTA Finance Corp.†	6.50%	7/15/2025	3,623	3,912,134
PGT Innovations, Inc.†	6.75%	8/1/2026	11,039	11,694,385
Summit Materials LLC/Summit Materials
Finance Corp.†	5.125%	6/1/2025	20,237	20,563,726
Total				36,170,245

Business Services 0.28%
Adani Ports & Special Economic Zone Ltd. (India)†(e)	3.375%	7/24/2024	30,600	32,143,812
IHS Markit Ltd. (United Kingdom)(e)	4.125%	8/1/2023	30,011	32,128,126
IHS Markit Ltd. (United Kingdom)†(e)	5.00%	11/1/2022	18,588	19,532,486
Laureate Education, Inc.†	8.25%	5/1/2025	3,147	3,278,623
Nielsen Co. Luxembourg S.a.r.l. (The) (Luxembourg)†(e)	5.00%	2/1/2025	3,930	4,042,988
Sabre GLBL, Inc.†	7.375%	9/1/2025	31,081	33,528,629
Square, Inc.†	2.75%	6/1/2026	19,952	20,138,551
Triton Container International Ltd.†(a)	1.15%	6/7/2024	20,833	20,847,561
Total				165,640,776

Chemicals 0.47%
Celanese US Holdings LLC	4.625%	11/15/2022	13,876	14,679,105
Celanese US Holdings LLC	5.875%	6/15/2021	48,314	48,405,539
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	149,760	149,412,758
Mosaic Co. (The)	3.25%	11/15/2022	7,543	7,830,763
Mosaic Co. (The)	3.75%	11/15/2021	8,984	9,047,054
Orbia Advance Corp. SAB de CV (Mexico)†(e)	1.875%	5/11/2026	26,739	26,934,195
Tronox, Inc.†	6.50%	5/1/2025	21,610	23,060,571
Total				279,369,985

Computer Hardware 0.86%
Banff Merger Sub, Inc.†	9.75%	9/1/2026	82,870	87,842,200
Dell International LLC/EMC Corp.†	4.00%	7/15/2024	11,901	12,954,730
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	240,594	261,910,715
Dell International LLC/EMC Corp.†	5.85%	7/15/2025	37,892	44,423,207

See Notes to Financial Statements.	279

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware (continued)
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	$21,362	$25,478,492
Hewlett Packard Enterprise Co.	0.914% (3 Mo. LIBOR + .72%	)#	10/5/2021	80,154	80,167,551
Total					512,776,895

Computer Software 0.29%
Boxer Parent Co., Inc.†	9.125%		3/1/2026	13,476	14,210,644
BY Crown Parent LLC†	7.375%		10/15/2024	16,607	16,977,917
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.†	5.75%		3/1/2025	60,969	62,117,656
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	77,891	80,159,576
Total					173,465,793

Construction/Homebuilding 0.37%
Century Communities, Inc.	5.875%		7/15/2025	18,445	19,114,738
D.R. Horton, Inc.	2.60%		10/15/2025	26,543	28,090,458
D.R. Horton, Inc.	4.375%		9/15/2022	9,256	9,627,698
D.R. Horton, Inc.	4.75%		2/15/2023	4,041	4,290,349
D.R. Horton, Inc.	5.75%		8/15/2023	25,989	28,561,768
Lennar Corp.	4.50%		4/30/2024	33,705	36,966,296
Lennar Corp.	4.75%		5/30/2025	17,145	19,265,408
Lennar Corp.	4.875%		12/15/2023	16,083	17,574,055
Lennar Corp.	5.25%		6/1/2026	13,975	16,190,038
LGI Homes, Inc.†	6.875%		7/15/2026	26,177	27,282,978
M/I Homes, Inc.	5.625%		8/1/2025	13,625	14,117,476
Total					221,081,262

Diversified 0.02%
KOC Holding AS (Turkey)†(e)	5.25%		3/15/2023	14,301	14,759,905

Drugs 1.38%
AbbVie, Inc.	0.61% (3 Mo. LIBOR + 0.46%	)#	11/19/2021	13,581	13,603,273
AbbVie, Inc.	2.30%		11/21/2022	11,903	12,249,988
Bausch Health Cos., Inc.†	5.50%		11/1/2025	34,978	35,950,388
Bausch Health Cos., Inc.†	6.125%		4/15/2025	47,069	48,198,185
Bausch Health Cos., Inc.†	7.00%		3/15/2024	75,373	77,042,512
Bayer US Finance II LLC†	0.831% (3 Mo. LIBOR + 0.63%	)#	6/25/2021	90,398	90,436,306
Bayer US Finance II LLC†	1.194% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	125,880	127,804,705

280	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)
Bayer US Finance II LLC†	3.875%		12/15/2023	$138,894	$149,489,593
Bayer US Finance II LLC†	4.25%		12/15/2025	92,758	104,063,133
Becton Dickinson & Co.	1.206% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	51,169	51,625,240
Cardinal Health, Inc.	0.954% (3 Mo. LIBOR + 0.77%	)#	6/15/2022	44,609	44,883,245
Cardinal Health, Inc.	3.079%		6/15/2024	21,883	23,320,908
Cigna Corp.	1.074% (3 Mo. LIBOR + 0.89%	)#	7/15/2023	43,170	43,777,243
Zoetis, Inc.	0.595% (3 Mo. LIBOR + 0.44%	)#	8/20/2021	1,422	1,423,240
Total					823,867,959

Electric: Power 3.31%
AES Corp. (The)†	3.30%		7/15/2025	66,888	71,437,722
Alexander Funding Trust†	1.841%		11/15/2023	84,786	86,141,040
American Transmission Systems, Inc.†	5.25%		1/15/2022	9,608	9,873,752
Ausgrid Finance Pty Ltd. (Australia)†(e)	3.85%		5/1/2023	74,470	77,985,269
Calpine Corp.†	5.25%		6/1/2026	76,096	78,419,211
Cemig Geracao e Transmissao SA (Brazil)†(e)	9.25%		12/5/2024	18,598	21,489,524
Cleco Corporate Holdings LLC	3.743%		5/1/2026	2,819	3,098,963
Cleveland Electric Illuminating Co. (The)	5.50%		8/15/2024	10,475	11,933,327
Comision Federal de Electricidad (Mexico)†(e)	4.875%		1/15/2024	64,830	71,030,665
DTE Energy Co.	3.30%		6/15/2022	1,008	1,034,386
DTE Energy Co.	3.50%		6/1/2024	4,437	4,757,825
Duquesne Light Holdings, Inc.†	5.90%		12/1/2021	45,591	46,742,445
Emera US Finance LP†(a)	0.833%		6/15/2024	14,388	14,412,281
Enel Finance International NV (Netherlands)†(e)	2.65%		9/10/2024	49,598	52,239,518
Enel Finance International NV (Netherlands)†(e)	2.75%		4/6/2023	123,255	128,147,673
Enel Finance International NV (Netherlands)†(e)	2.875%		5/25/2022	90,077	92,260,560
Enel Finance International NV (Netherlands)†(e)	4.25%		9/14/2023	90,795	98,158,758
Enel Finance International NV (Netherlands)†(e)	4.625%		9/14/2025	36,880	41,927,309
FirstEnergy Corp.	1.60%		1/15/2026	18,065	17,542,418
FirstEnergy Corp.	2.05%		3/1/2025	71,006	71,614,070
FirstEnergy Corp.	4.75%		3/15/2023	77,704	82,062,729
FirstEnergy Transmission LLC†	4.35%		1/15/2025	55,034	59,907,323
IPALCO Enterprises, Inc.	3.70%		9/1/2024	1,089	1,177,809
Jersey Central Power & Light Co.†	4.70%		4/1/2024	50,436	54,965,347
NextEra Energy Capital Holdings, Inc.	0.867% (3 Mo. LIBOR + .72%	)#	2/25/2022	8,011	8,044,788

See Notes to Financial Statements.	281

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
NRG Energy, Inc.†	3.75%	6/15/2024	$90,412	$96,673,067
NRG Energy, Inc.	6.625%	1/15/2027	32,655	33,930,014
OGE Energy Corp.	0.703%	5/26/2023	9,350	9,355,665
Origin Energy Finance Ltd. (Australia)†(e)	5.45%	10/14/2021	18,130	18,461,299
Pacific Gas and Electric Co.	1.367%	3/10/2023	79,231	79,299,633
Pacific Gas and Electric Co.	3.15%	1/1/2026	196,591	203,749,585
Pacific Gas and Electric Co.	3.25%	6/15/2023	9,548	9,885,693
Pacific Gas and Electric Co.	3.75%	2/15/2024	41,386	43,575,890
PPL Capital Funding, Inc.	3.40%	6/1/2023	13,761	14,443,322
PPL Capital Funding, Inc.	3.95%	3/15/2024	21,165	22,908,670
PSEG Power LLC	4.15%	9/15/2021	1,163	1,164,607
Puget Energy, Inc.	5.625%	7/15/2022	19,415	20,318,858
Puget Energy, Inc.	6.00%	9/1/2021	40,811	41,380,495
TransAlta Corp. (Canada)(e)	4.50%	11/15/2022	23,370	24,336,700
Vistra Operations Co. LLC†	3.55%	7/15/2024	145,238	152,782,262
Total				1,978,670,472

Electrical Equipment 1.21%
Broadcom, Inc.	3.15%	11/15/2025	138,325	148,734,828
Broadcom, Inc.	4.25%	4/15/2026	4,782	5,360,285
Broadcom, Inc.	4.70%	4/15/2025	20,464	23,079,166
Microchip Technology, Inc.†	0.972%	2/15/2024	153,581	153,932,327
Microchip Technology, Inc.†	2.67%	9/1/2023	126,267	131,675,583
Microchip Technology, Inc.	3.922%	6/1/2021	33,669	33,669,000
Microchip Technology, Inc.†	4.25%	9/1/2025	21,622	22,717,906
Microchip Technology, Inc.	4.333%	6/1/2023	64,279	68,882,681
NXP BV/NXP Funding LLC (Netherlands)†(e)	3.875%	9/1/2022	71,533	74,421,897
SK Hynix, Inc. (South Korea)†(e)	1.00%	1/19/2024	28,477	28,466,411
SK Hynix, Inc. (South Korea)†(e)	1.50%	1/19/2026	34,161	34,002,350
Total				724,942,434

Electronics 0.12%
Flex Ltd.	3.75%	2/1/2026	65,970	71,982,867

Energy Equipment & Services 0.14%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	17,776	18,653,779
Greenko Dutch BV (Netherlands)†(e)	3.85%	3/29/2026	32,348	33,112,707
Greenko Mauritius Ltd. (India)†(e)	6.25%	2/21/2023	30,255	31,275,963
Total				83,042,449

282	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.20%
Caesars Entertainment, Inc.†	6.25%	7/1/2025	$58,933	$62,184,334
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	10,798	11,338,116
International Game Technology plc†	4.125%	4/15/2026	17,293	17,877,763
International Game Technology plc†	6.50%	2/15/2025	13,074	14,500,635
Scientific Games International, Inc.†	8.625%	7/1/2025	8,113	8,856,556
Vail Resorts, Inc.†	6.25%	5/15/2025	5,000	5,319,200
Total				120,076,604

Financial Services 3.53%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	2.875%	8/14/2024	30,354	31,768,866
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.50%	1/15/2025	22,804	24,145,880
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.625%	7/1/2022	4,500	4,694,478
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.875%	1/16/2024	18,092	19,747,099
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	6.50%	7/15/2025	23,021	26,986,097
Air Lease Corp.	1.875%	8/15/2026	40,588	40,486,396
Air Lease Corp.	4.25%	2/1/2024	24,197	26,304,281
Aircastle Ltd.	4.125%	5/1/2024	3,461	3,684,326
Aircastle Ltd.	4.40%	9/25/2023	51,354	55,066,029
Aircastle Ltd.	5.00%	4/1/2023	39,893	42,740,477
Aircastle Ltd.	5.50%	2/15/2022	37,960	39,241,688
Alliance Data Systems Corp.†	4.75%	12/15/2024	77,126	79,536,188
Alliance Data Systems Corp.†	7.00%	1/15/2026	54,232	58,300,213
Ally Financial, Inc.	1.45%	10/2/2023	11,837	12,027,854
Ally Financial, Inc.	3.875%	5/21/2024	79,117	85,779,712
Ally Financial, Inc.	4.125%	2/13/2022	9,982	10,240,973
Ally Financial, Inc.	4.625%	3/30/2025	31,811	35,839,543
Ally Financial, Inc.	5.125%	9/30/2024	91,001	103,068,633
Ally Financial, Inc.	5.75%	11/20/2025	133,544	153,738,032
Aviation Capital Group LLC†	1.95%	1/30/2026	27,395	27,229,008
Aviation Capital Group LLC†	2.875%	1/20/2022	9,356	9,468,857
Aviation Capital Group LLC†	3.875%	5/1/2023	42,516	44,587,211
Aviation Capital Group LLC†	5.50%	12/15/2024	56,550	63,782,388
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.125%	2/21/2026	23,024	22,772,204
Avolon Holdings Funding Ltd. (Ireland)†(e)	3.625%	5/1/2022	26,356	27,008,467
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.25%	4/15/2026	22,567	24,290,791

See Notes to Financial Statements.	283

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.375%		5/1/2026	$19,759	$21,321,560
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.125%		10/1/2023	112,721	121,673,797
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.25%		5/15/2024	45,566	50,067,798
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.50%		1/15/2023	27,137	28,807,507
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.50%		1/15/2026	20,268	22,796,202
Capital One Financial Corp.	0.906% (3 Mo. LIBOR + .72%	)#	1/30/2023	23,854	24,065,651
Capital One Financial Corp.	1.135% (3 Mo. LIBOR + .95%	)#	3/9/2022	21,996	22,133,503
Discover Financial Services	5.20%		4/27/2022	35,582	37,099,218
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024	42,755	42,254,672
Jefferies Financial Group, Inc.	5.50%		10/18/2023	52,803	56,975,684
Jefferies Group LLC	5.125%		1/20/2023	21,992	23,619,544
Muthoot Finance Ltd. (India)†(e)	4.40%		9/2/2023	24,876	25,445,660
Muthoot Finance Ltd. (India)†(e)	6.125%		10/31/2022	25,282	26,307,817
Navient Corp.	5.50%		1/25/2023	49,868	52,236,730
Navient Corp.	5.875%		10/25/2024	77,407	82,440,390
Navient Corp.	6.125%		3/25/2024	30,465	32,692,448
Navient Corp.	6.50%		6/15/2022	11,898	12,463,155
Navient Corp.	7.25%		1/25/2022	14,897	15,455,638
Navient Corp.	7.25%		9/25/2023	8,000	8,790,600
Nuveen Finance LLC†	4.125%		11/1/2024	622	689,330
OneMain Finance Corp.	5.625%		3/15/2023	14,711	15,593,660
OneMain Finance Corp.	6.125%		5/15/2022	14,919	15,547,836
OneMain Finance Corp.	6.125%		3/15/2024	42,165	45,485,494
OneMain Finance Corp.	8.25%		10/1/2023	35,967	40,801,504
OneMain Finance Corp.	8.875%		6/1/2025	5,393	5,952,146
Park Aerospace Holdings Ltd. (Ireland)†(e)	4.50%		3/15/2023	54,041	56,716,015
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.25%		8/15/2022	23,209	24,406,285
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.50%		2/15/2024	116,071	127,636,962
Total					2,112,012,497

Food 0.17%
Albertsons Cos., Inc./Safeway, Inc./Albertsons LP/ Albertsons LLC	5.75%		3/15/2025	3,194	3,284,262
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%		4/15/2025	35,850	37,348,351
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(e)	5.625%		8/15/2026	37,082	38,266,770
Fresh Market, Inc. (The)†	9.75%		5/1/2023	76	78,290
Ingles Markets, Inc.	5.75%		6/15/2023	14,653	14,740,405

284	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food (continued)
Kraft Heinz Foods Co.	3.00%		6/1/2026	$8,397	$8,870,488
Total					102,588,566

Health Care Services 1.17%
Centene Corp.†	5.375%		6/1/2026	74,677	77,884,377
Centene Corp.†	5.375%		8/15/2026	45,807	47,984,207
CommonSpirit Health	1.547%		10/1/2025	23,055	23,331,302
Fresenius Medical Care US Finance II, Inc.†	4.75%		10/15/2024	14,720	16,415,402
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022	35,647	36,877,234
Fresenius Medical Care US Finance III, Inc.†	1.875%		12/1/2026	51,868	52,165,387
HCA, Inc.	5.00%		3/15/2024	36,593	40,821,035
HCA, Inc.	5.25%		4/15/2025	193,688	223,218,885
HCA, Inc.	5.25%		6/15/2026	80,304	93,428,384
HCA, Inc.	8.36%		4/15/2024	24,106	28,505,345
Molina Healthcare, Inc.	5.375%		11/15/2022	33,078	34,649,205
Select Medical Corp.†	6.25%		8/15/2026	20,500	21,659,582
Universal Health Services, Inc.†	5.00%		6/1/2026	997	1,025,813
Total					697,966,158

Household Equipment/Products 0.34%
Newell Brands, Inc.	4.35%		4/1/2023	56,481	59,479,859
Newell Brands, Inc.	4.875%		6/1/2025	10,464	11,664,064
Reckitt Benckiser Treasury Services plc (United Kingdom)†(e)	0.751% (3 Mo. LIBOR + .56%	)#	6/24/2022	130,130	130,824,079
Total					201,968,002

Household Furnishings 0.00%
Leggett & Platt, Inc.	3.40%		8/15/2022	1,394	1,429,177

Insurance 0.57%
Allstate Corp. (The)	0.823% (3 Mo. LIBOR + .63%	)#	3/29/2023	7,774	7,842,731
Assurant, Inc.	4.20%		9/27/2023	27,407	29,564,915
Brighthouse Financial Global Funding†	1.55%		5/24/2026	16,060	16,142,674
CNA Financial Corp.	7.25%		11/15/2023	3,983	4,628,825
CNO Financial Group, Inc.	5.25%		5/30/2025	90,846	103,181,451
Fidelity & Guaranty Life Holdings, Inc.†	5.50%		5/1/2025	49,979	57,757,227
Fidelity National Financial, Inc.	5.50%		9/1/2022	1,132	1,201,088
GA Global Funding Trust†	1.625%		1/15/2026	21,055	21,333,080
Jackson National Life Global Funding†	0.923% (3 Mo. LIBOR + .73%	)#	6/27/2022	9,982	10,047,555
Kemper Corp.	4.35%		2/15/2025	25,199	27,670,968

See Notes to Financial Statements.	285

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
Old Republic International Corp.	4.875%		10/1/2024	$2,540	$2,847,672
Peachtree Corners Funding Trust†	3.976%		2/15/2025	21,890	24,073,090
Protective Life Global Funding†	1.17%		7/15/2025	17,813	17,814,837
Unum Group	4.00%		3/15/2024	1,158	1,256,414
USI Inc/NY†	6.875%		5/1/2025	16,308	16,598,772
Total					341,961,299

Leasing 0.04%
GATX Corp.	0.896% (3 Mo. LIBOR + .72%	)#	11/5/2021	1,098	1,100,434
GATX Corp.	4.35%		2/15/2024	17,527	19,182,962
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.375%		2/1/2022	4,991	5,066,417
Total					25,349,813

Leisure 0.52%
Carnival Corp.†	11.50%		4/1/2023	170,040	194,775,719
NCL Corp. Ltd.†	5.875%		3/15/2026	28,637	29,890,012
Royal Caribbean Cruises Ltd.†	11.50%		6/1/2025	75,654	87,670,125
Total					312,335,856

Lodging 0.35%
Diamond Resorts International, Inc.†	7.75%		9/1/2023	8,325	8,668,448
Diamond Resorts International, Inc.†	10.75%		9/1/2024	2,775	2,910,697
Las Vegas Sands Corp.	3.20%		8/8/2024	84,628	89,023,268
Marriott International, Inc.	5.75%		5/1/2025	46,654	54,150,979
MGM Resorts International	6.00%		3/15/2023	6,413	6,853,894
MGM Resorts International	6.75%		5/1/2025	14,690	15,767,585
Travel + Leisure Co.	6.60%		10/1/2025	5,006	5,652,324
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%		5/30/2023	8,311	8,554,097
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%		3/1/2025	15,581	16,632,215
Total					208,213,507

Machinery: Agricultural 0.97%
BAT Capital Corp.	1.036% (3 Mo. LIBOR + .88%	)#	8/15/2022	14,546	14,649,418
BAT Capital Corp.	2.789%		9/6/2024	27,255	28,734,305
BAT Capital Corp.	3.222%		8/15/2024	166,397	177,276,249
BAT International Finance plc (United Kingdom)(e)	1.668%		3/25/2026	42,795	42,727,847
BAT International Finance plc (United Kingdom)†(e)	3.95%		6/15/2025	19,560	21,582,198
Imperial Brands Finance plc (United Kingdom)†(e)	3.125%		7/26/2024	166,275	176,445,358
Imperial Brands Finance plc (United Kingdom)†(e)	3.50%		2/11/2023	16,877	17,504,307
Imperial Brands Finance plc (United Kingdom)†(e)	3.75%		7/21/2022	12,867	13,240,701

286	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural (continued)
Reynolds American, Inc.	4.45%		6/12/2025	$41,974	$46,688,587
Viterra Finance BV (Netherlands)†(e)	2.00%		4/21/2026	44,780	44,678,972
Total					583,527,942

Machinery: Industrial/Specialty 0.52%
CNH Industrial Capital LLC	4.375%		4/5/2022	49,589	51,251,544
CNH Industrial NV (United Kingdom)(e)	4.50%		8/15/2023	82,516	89,443,958
Flowserve Corp.	4.00%		11/15/2023	6,798	7,225,558
Nvent Finance S.a.r.l. (Luxembourg)(e)	3.95%		4/15/2023	42,259	44,328,540
Otis Worldwide Corp.	0.644% (3 Mo. LIBOR + .45%	)#	4/5/2023	4,836	4,836,264
Wabtec Corp.	4.375%		8/15/2023	25,687	27,396,762
Welbilt, Inc.	9.50%		2/15/2024	1,050	1,103,813
Westinghouse Air Brake Technologies Corp.	3.20%		6/15/2025	9,811	10,480,792
Westinghouse Air Brake Technologies Corp.	4.40%		3/15/2024	66,622	72,678,962
Total					308,746,193

Media 0.69%
Altice Financing SA (Luxembourg)†(e)	7.50%		5/15/2026	85,330	88,975,298
CCO Holdings LLC / CCO Holdings Capital Corp.†	5.50%		5/1/2026	23,037	23,842,143
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%		2/15/2026	9,577	9,914,589
Clear Channel Worldwide Holdings, Inc.	9.25%		2/15/2024	4,357	4,578,118
CSC Holdings LLC	6.75%		11/15/2021	15,692	16,097,010
DISH DBS Corp.	5.875%		7/15/2022	46,125	48,027,656
DISH DBS Corp.	6.75%		6/1/2021	104,066	104,066,000
iHeartCommunications, Inc.	6.375%		5/1/2026	25,796	27,587,022
Sirius XM Radio, Inc.†	3.875%		8/1/2022	9,248	9,300,159
Sirius XM Radio, Inc.†	5.375%		7/15/2026	70,544	72,845,851
Virgin Media Secured Finance plc (United Kingdom)†(e)	5.50%		8/15/2026	7,000	7,267,750
Total					412,501,596

Metal Fabricating 0.03%
Hillman Group, Inc. (The)†	6.375%		7/15/2022	17,670	17,691,204

Metals & Minerals: Miscellaneous 1.32%
Alcoa Nederland Holding BV (Netherlands)†(e)	5.50%		12/15/2027	33,223	36,045,792
Anglo American Capital plc (United Kingdom)†(e)	3.625%		9/11/2024	108,828	118,159,104
Anglo American Capital plc (United Kingdom)†(e)	4.875%		5/14/2025	90,188	102,286,717
Anglo American Capital plc (United Kingdom)†(e)	5.375%		4/1/2025	89,004	102,145,462
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	5.125%		5/15/2024	9,885	10,792,146
Freeport-McMoRan, Inc.	3.875%		3/15/2023	28,124	29,195,665

See Notes to Financial Statements.	287

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Freeport-McMoRan, Inc.	4.55%	11/14/2024	$55,328	$60,103,913
Glencore Finance Canada Ltd. (Canada)†(e)	4.25%	10/25/2022	76,066	79,920,352
Glencore Funding LLC†	1.625%	4/27/2026	28,258	28,275,821
Glencore Funding LLC†	4.125%	5/30/2023	54,511	58,099,802
Glencore Funding LLC†	4.125%	3/12/2024	62,745	67,968,066
Glencore Funding LLC†	4.625%	4/29/2024	41,770	46,134,788
Kinross Gold Corp. (Canada)(e)	5.95%	3/15/2024	42,328	47,698,792
Novelis Corp.†	5.875%	9/30/2026	1,015	1,060,081
Total				787,886,501

Natural Gas 0.41%
Atmos Energy Corp.	0.625%	3/9/2023	32,511	32,542,950
Eastern Energy Gas Holdings LLC	3.60%	12/15/2024	497	544,130
National Fuel Gas Co.	3.75%	3/1/2023	19,487	20,390,218
National Fuel Gas Co.	5.50%	1/15/2026	90,555	105,219,428
National Fuel Gas Co.	7.395%	3/30/2023	3,993	4,347,428
ONE Gas, Inc.	0.85%	3/11/2023	40,594	40,642,590
ONE Gas, Inc.	1.10%	3/11/2024	40,594	40,637,574
Total				244,324,318

Oil 4.13%
Callon Petroleum Co.	6.25%	4/15/2023	67,099	63,556,173
Cenovus Energy, Inc. (Canada)(e)	3.80%	9/15/2023	4,968	5,249,422
Cenovus Energy, Inc. (Canada)(e)	4.00%	4/15/2024	44,593	47,905,255
Cenovus Energy, Inc. (Canada)(e)	5.375%	7/15/2025	62,602	71,482,573
Cimarex Energy Co.	4.375%	6/1/2024	93,364	102,118,000
Comstock Resources, Inc.†	7.50%	5/15/2025	6,048	6,280,878
Comstock Resources, Inc.	9.75%	8/15/2026	45,178	49,106,679
Continental Resources, Inc.	3.80%	6/1/2024	85,280	89,656,570
Continental Resources, Inc.	4.50%	4/15/2023	14,959	15,636,493
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	68,667	70,994,125
Diamondback Energy, Inc.	0.90%	3/24/2023	53,659	53,691,334
Diamondback Energy, Inc.	2.875%	12/1/2024	76,994	81,915,724
Diamondback Energy, Inc.	4.75%	5/31/2025	33,609	38,077,720
Diamondback Energy, Inc.	5.375%	5/31/2025	216,625	222,706,623
Eni SpA (Italy)†(e)	4.00%	9/12/2023	29,551	31,714,390
EQT Corp.†	3.125%	5/15/2026	17,876	18,250,949
Equinor ASA (Norway)†(e)	7.875%	12/9/2022	7,000	7,801,777
Harvest Operations Corp. (Canada)†(e)	1.00%	4/26/2024	23,800	23,814,362

288	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Harvest Operations Corp. (Canada)†(e)	4.20%		6/1/2023	$8,450	$9,039,995
Helmerich & Payne, Inc.	4.65%		3/15/2025	32,383	35,765,427
Hess Corp.	3.50%		7/15/2024	9,413	10,026,663
Laredo Petroleum, Inc.	9.50%		1/15/2025	38,716	40,658,962
Marathon Petroleum Corp.	5.125%		4/1/2024	8,415	8,495,086
Matador Resources Co.	5.875%		9/15/2026	89,646	90,094,230
MEG Energy Corp. (Canada)†(e)	6.50%		1/15/2025	101,102	104,745,716
Murphy Oil Corp.	6.875%		8/15/2024	59,047	60,542,956
Occidental Petroleum Corp.	1.606% (3 Mo. LIBOR + 1.45%	)#	8/15/2022	114,113	113,292,910
Occidental Petroleum Corp.	2.90%		8/15/2024	77,903	77,805,621
Occidental Petroleum Corp.	3.45%		7/15/2024	4,092	4,118,496
Occidental Petroleum Corp.	6.95%		7/1/2024	48,261	53,726,558
OGX Austria GmbH (Brazil)†(f)(e)	8.50%		6/1/2018	31,150	623
Parsley Energy LLC/Parsley Finance Corp.†	4.125%		2/15/2028	26,480	27,899,328
Parsley Energy LLC/Parsley Finance Corp.†	5.625%		10/15/2027	7,976	8,623,651
PDC Energy, Inc.	5.75%		5/15/2026	30,422	31,791,294
PDC Energy, Inc.	6.125%		9/15/2024	10,887	11,145,566
Petroleos Mexicanos (Mexico)(e)	3.827% (3 Mo. LIBOR + 3.65%	)#	3/11/2022	23,850	24,264,274
Petroleos Mexicanos (Mexico)(e)	4.25%		1/15/2025	43,137	44,599,776
Petroleos Mexicanos (Mexico)(e)	5.375%		3/13/2022	27,589	28,437,638
Petroleos Mexicanos (Mexico)†(e)	6.875%		10/16/2025	13,845	15,480,787
Precision Drilling Corp. (Canada)(e)	7.75%		12/15/2023	20,877	21,122,305
Range Resources Corp.	9.25%		2/1/2026	30,161	33,305,284
Reliance Industries Ltd. (India)†(e)	5.40%		2/14/2022	78,805	81,329,557
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	1.625%		11/24/2025	12,509	12,729,113
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	2.875%		4/16/2024	26,491	28,096,766
SM Energy Co.	6.125%		11/15/2022	57,934	57,825,374
SM Energy Co.†	10.00%		1/15/2025	42,243	47,928,908
Suncor Energy Ventures Corp. (Canada)†(e)	4.50%		4/1/2022	17,525	17,971,250
Suncor Energy, Inc. (Canada)(e)	7.875%		6/15/2026	14,077	17,987,122
Suncor Energy, Inc. (Canada)(e)	9.25%		10/15/2021	23,330	24,103,011
Tengizchevroil Finance Co. International Ltd.(Kazakhstan)†(e)	2.625%		8/15/2025	48,251	49,338,819
Valero Energy Corp.	1.20%		3/15/2024	38,501	38,954,454
Valero Energy Corp.	2.70%		4/15/2023	41,560	43,245,603
Valero Energy Corp.	2.85%		4/15/2025	44,259	46,996,665
Valero Energy Corp.	3.65%		3/15/2025	14,003	15,252,005

See Notes to Financial Statements.	289

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Viper Energy Partners LP†	5.375%		11/1/2027	$23,448	$24,415,230
WPX Energy, Inc.	5.25%		9/15/2024	57,512	63,871,964
WPX Energy, Inc.	5.25%		10/15/2027	17,999	19,285,928
WPX Energy, Inc.	5.75%		6/1/2026	28,235	29,492,728
Total					2,473,766,690

Oil: Crude Producers 2.17%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	170,595	196,081,712
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	140,358	161,381,096
Energy Transfer Operating LP	4.25%		3/15/2023	44,674	47,053,555
Energy Transfer Operating LP	5.875%		1/15/2024	104,792	116,624,710
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	3,623	3,719,160
Kinder Morgan Inc	1.464% (3 Mo. LIBOR + 1.28%	)#	1/15/2023	11,775	11,949,764
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	23,460	23,845,832
MPLX LP	1.285% (3 Mo. LIBOR + 1.10%	)#	9/9/2022	184,195	184,309,790
MPLX LP	3.50%		12/1/2022	2,009	2,092,279
MPLX LP	4.00%		2/15/2025	6,987	7,675,599
NGPL PipeCo LLC†	4.375%		8/15/2022	98,810	102,372,017
NOVA Gas Transmission Ltd. (Canada)(e)	7.875%		4/1/2023	9,276	10,462,971
ONEOK Partners LP	4.90%		3/15/2025	22,345	25,029,124
ONEOK Partners LP	5.00%		9/15/2023	5,106	5,545,259
ONEOK, Inc.	7.50%		9/1/2023	28,775	32,665,935
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	126,720	136,763,711
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	154,737	174,800,724
Texas Eastern Transmission LP†	2.80%		10/15/2022	15,598	15,978,527
Western Midstream Operating LP	2.288% (3 Mo. LIBOR + 2.10%	)#	1/13/2023	38,049	37,963,670
Total					1,296,315,435

Oil: Integrated Domestic 0.05%
Oceaneering International, Inc.	4.65%		11/15/2024	28,225	28,363,585

Paper & Forest Products 0.00%
Suzano Austria GmbH (Brazil)†(e)	5.75%		7/14/2026	1,525	1,794,162

Real Estate Investment Trusts 1.28%
Brixmor Operating Partnership LP	1.226% (3 Mo. LIBOR + 1.05%	)#	2/1/2022	1,112	1,116,215
Brixmor Operating Partnership LP	3.65%		6/15/2024	39,260	42,387,418
Country Garden Holdings Co. Ltd. (China)(e)	7.125%		1/27/2022	21,656	22,446,444
EPR Properties	4.75%		12/15/2026	7,915	8,347,973
Equinix, Inc.	5.375%		5/15/2027	257,532	276,206,843

290	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
ESH Hospitality, Inc.†	5.25%	5/1/2025	$32,619	$33,271,380
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	25,105	28,438,819
HAT Holdings I LLC/HAT Holdings II LLC†	5.25%	7/15/2024	37,835	39,021,316
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	31,191	32,945,494
Host Hotels & Resorts LP	3.75%	10/15/2023	3,928	4,150,681
Kilroy Realty LP	3.45%	12/15/2024	25,693	27,568,492
Kilroy Realty LP	4.375%	10/1/2025	11,879	13,208,994
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	3/15/2022	38,016	38,396,160
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.50%	6/1/2025	4,147	4,490,786
SITE Centers Corp.	3.625%	2/1/2025	3,454	3,633,814
SL Green Operating Partnership LP	3.25%	10/15/2022	40,027	41,341,443
SL Green Realty Corp.	4.50%	12/1/2022	45,876	47,954,199
VEREIT Operating Partnership LP	4.625%	11/1/2025	24,210	27,533,263
Vornado Realty LP	2.15%	6/1/2026	9,669	9,758,559
Vornado Realty LP	3.50%	1/15/2025	6,491	6,932,429
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.75%	9/17/2024	48,489	51,801,476
Weyerhaeuser Co.	8.50%	1/15/2025	4,378	5,495,382
Total				766,447,580

Retail 0.08%
Arcos Dorados Holdings, Inc. (Uruguay)†(e)	5.875%	4/4/2027	30,684	32,417,953
IRB Holding Corp.†	6.75%	2/15/2026	4,887	5,058,069
L Brands, Inc.†	9.375%	7/1/2025	8,720	11,122,840
Total				48,598,862

Savings & Loan 0.06%
People’s United Financial, Inc.	3.65%	12/6/2022	34,188	35,538,250

Steel 0.24%
CSN Resources SA (Brazil)†(e)	7.625%	2/13/2023	23,571	24,555,325
CSN Resources SA (Brazil)(e)	7.625%	2/13/2023	29,225	30,445,436
CSN Resources SA (Brazil)†(e)	7.625%	4/17/2026	3,886	4,188,175
POSCO (South Korea)†(e)	2.375%	11/12/2022	27,050	27,658,456
Steel Dynamics, Inc.	5.00%	12/15/2026	52,105	54,558,807
Total				141,406,199

Technology 0.85%
Baidu, Inc. (China)(e)	3.075%	4/7/2025	6,600	6,978,946
Baidu, Inc. (China)(e)	3.875%	9/29/2023	104,889	111,842,164

See Notes to Financial Statements.	291

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)
Baidu, Inc. (China)(e)	4.375%		5/14/2024	$118,484	$129,774,857
E*TRADE Financial Corp.	2.95%		8/24/2022	24,738	25,488,992
eBay, Inc.	1.056% (3 Mo. LIBOR + .87%	)#	1/30/2023	9,131	9,229,040
Meituan (China)†(e)	2.125%		10/28/2025	21,199	21,025,319
Netflix, Inc.†	3.625%		6/15/2025	37,758	40,533,968
Netflix, Inc.	4.375%		11/15/2026	8,434	9,523,125
Uber Technologies, Inc.†	7.50%		5/15/2025	36,413	39,353,350
Uber Technologies, Inc.†	8.00%		11/1/2026	48,853	52,839,649
VeriSign, Inc.	4.625%		5/1/2023	16,048	16,103,927
VeriSign, Inc.	5.25%		4/1/2025	10,000	11,390,350
Weibo Corp. (China)(e)	3.50%		7/5/2024	30,217	31,866,797
Total					505,950,484

Telecommunications 0.13%
Altice France SA (France)†(e)	7.375%		5/1/2026	58,405	60,809,534
CommScope, Inc.†	5.50%		3/1/2024	11,644	11,992,738
T-Mobile USA, Inc.	4.50%		2/1/2026	8,000	8,212,880
Total					81,015,152

Toys 0.13%
Hasbro, Inc.	3.00%		11/19/2024	25,290	27,003,114
Hasbro, Inc.	3.55%		11/19/2026	8,130	8,913,964
Mattel, Inc.	3.15%		3/15/2023	12,637	12,956,716
Mattel, Inc.†	3.375%		4/1/2026	20,534	21,310,596
Mattel, Inc.†	6.75%		12/31/2025	7,427	7,834,817
Total					78,019,207

Transportation: Miscellaneous 0.14%
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	26,743	29,386,973
Pelabuhan Indonesia III Persero PT (Indonesia)†(e)	4.50%		5/2/2023	20,485	21,781,189
Rumo Luxembourg S.a.r.l. (Luxembourg)†(e)	5.875%		1/18/2025	20,600	21,702,100
XPO Logistics, Inc.†	6.25%		5/1/2025	12,083	12,935,697
Total					85,805,959

Wholesale 0.03%
Core & Main Holdings LP PIK 9.375%†	8.625%		9/15/2024	8,150	8,326,203
Core & Main LP†	6.125%		8/15/2025	8,188	8,372,230
Total					16,698,433
Total Corporate Bonds (cost $24,888,876,768)					25,481,458,145

292	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(g) 8.42%

Aerospace/Defense 0.74%
Boeing Company The Delayed Draw Term Loan	1.434% (3 Mo. LIBOR + 1.25%	)	2/7/2022	$442,931	$443,152,760
Air Transportation 0.34%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	4/20/2028	49,388	50,973,459
Air Canada 2019 Term Loan (Canada)(e)	1.848% (1 Mo. LIBOR + 1.75%	)	10/6/2023	3,893	3,834,228
American Airlines, Inc. 2017 Incremental Term Loan	2.101% (1 Mo. LIBOR + 2.00%	)	12/15/2023	63,843	61,911,589
American Airlines, Inc. 2018 Term Loan B	1.84% (1 Mo. LIBOR + 1.75%	)	6/27/2025	22,726	21,104,533
American Airlines, Inc. Repriced TL B due 2023	2.093% (1 Mo. LIBOR + 2.00%	)	4/28/2023	70,056	67,965,522
Total					205,789,331

Auto Parts: Original Equipment 0.12%
Tenneco, Inc. 2018 Term Loan B	3.093% (1 Mo. LIBOR + 3.00%	)	10/1/2025	71,682	70,723,241

Automotive 0.15%
Ford Motor Company Unsecured Term Loan	1.85% (1 Mo. LIBOR + 1.75%	)	12/31/2022	90,994	90,311,289	(h)

Building Materials 0.04%
Forterra Finance, LLC 2017 Term Loan B	4.00% (1 Mo. LIBOR + 3.00%	)	10/25/2023	22,624	22,657,857

Business Services 0.35%
Global Payments Inc. 2019 Term Loan	2.022% (3 Mo. LIBOR + 1.88%	)	7/9/2024	109,813	109,264,022	(h)
Nutrition & Biosciences, Inc. 3 Year Delayed Draw Term Loan	1.426% (3 Mo. LIBOR + 1.25%	)	1/17/2023	36,437	36,413,886	(h)
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	1.801% (3 Mo. LIBOR + 1.63%	)	1/17/2025	64,282	64,241,743	(h)
Total					209,919,651

See Notes to Financial Statements.	293

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.11%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	1.953% (3 Mo. LIBOR + 1.75%	)	6/1/2024	$39,593	$39,444,761
LyondellBasell Industries N.V. 3 Year Term Loan (Netherlands)(e)	1.351% (1 Mo. LIBOR + 1.25%	)	3/29/2022	27,822	27,404,245	(h)
Total					66,849,006

Computer Hardware 0.20%
Dell International LLC 2021 Term Loan B	2.00% (1 Mo. LIBOR + 1.75%	)	9/19/2025	85,009	85,111,909
Dell International LLC Term Loan A6	1.85% (1 Mo. LIBOR + 1.75%	)	3/13/2024	25,870	25,914,432
Science Applications International Corporation 2020 Incremental Term Loan B	1.968% (1 Mo. LIBOR + 1.88%	)	3/12/2027	5,984	5,974,665
Total					117,001,006

Computer Software 0.27%
IQVIA, Inc. 2020 Term Loan A2	2.75% (3 Mo. LIBOR + 1.75%	)	6/13/2023	80,235	80,168,348
Salesforce.com, inc. Delayed Draw Term Loan	–	(i)	12/23/2023	79,944	79,844,379	(h)
Total					160,012,727

Containers 0.07%
BWAY Holding Company 2017 Term Loan B	3.385% (3 Mo. LIBOR + 3.25%	)	4/3/2024	40,190	39,276,759

Drugs 0.41%
Alphabet Holding Company, Inc. 2017 1st Lien Term Loan	3.593% (1 Mo. LIBOR + 3.50%	)	9/26/2024	75,333	75,327,305
Change Healthcare Holdings LLC 2017 Term Loan B	3.50% (1 Mo. LIBOR + 2.50%	)	3/1/2024	94,118	94,165,753
NVA Holdings, Inc. 2019 Term Loan A3	2.375% (1 Mo. LIBOR + 2.25%	)	2/20/2023	60,749	60,445,383	(h)
NVA Holdings, Inc. 2020 Term Loan A5	2.625% (1 Mo. LIBOR + 2.50%	)	2/19/2025	18,066	17,840,357	(h)
Total					247,778,798

Electrical Equipment 0.00%
Analog Devices, Inc. 2019 Term Loan	1.11% (3 Mo. LIBOR + 1.00%	)	3/10/2022	2,780	2,773,050	(h)

294	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.04%
Tech Data Corporation ABL Term Loan	3.593% (1 Mo. LIBOR + 3.50%	)	6/30/2025	$24,639	$24,730,961

Energy Equipment & Services 0.18%
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	1.843% (1 Mo. LIBOR + 1.75%	)	6/30/2024	109,472	109,473,018

Entertainment 0.25%
Scientific Games International, Inc. 2018 Term Loan B5	2.843% (1 Mo. LIBOR + 2.75%	)	8/14/2024	99,409	98,601,271
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(e)	3.703% (3 Mo. LIBOR + 3.50%	)	7/10/2025	48,147	48,373,209
Total					146,974,480

Environmental Services 0.01%
Stericycle Inc 2017 Term Loan	1.468% - 1.73% (1 Mo. LIBOR + 1.38% (1 Mo. LIBOR + 1.63%	) )	11/17/2022	3,849	3,820,107	(h)

Financial Services 0.10%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(e)	1.953% (3 Mo. LIBOR + 1.75%	)	10/6/2023	57,116	57,125,900

Food 0.18%
US Foods, Inc. 2016 Term Loan B	1.843% (1 Mo. LIBOR + 1.75%	)	6/27/2023	107,872	107,082,396

Government 0.09%
Seminole Tribe of Florida 2018 Term Loan B	1.843% (1 Mo. LIBOR + 1.75%	)	7/8/2024	56,600	56,653,258

Health Care Services 0.30%
DaVita, Inc. 2019 Delayed Draw Term Loan A	1.593% (1 Mo. LIBOR + 1.50%	)	8/12/2024	15,589	15,530,453
DaVita, Inc. 2020 Term Loan B	1.843% (1 Mo. LIBOR + 1.75%	)	8/12/2026	49,098	48,939,700
Gentiva Health Services, Inc. 2020 Term Loan	2.875% (1 Mo. LIBOR + 2.75%	)	7/2/2025	33,239	33,204,528
PPD, Inc. Initial Term Loan	2.75% (1 Mo. LIBOR + 2.25%	)	1/13/2028	83,386	83,363,563
Total					181,038,244

See Notes to Financial Statements.	295

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.18%
Asurion LLC 2018 Term Loan B6	3.093% (1 Mo. LIBOR + 3.00%	)	11/3/2023	$109,102	$108,954,580

Leasing 0.01%
Avolon TLB Borrower 1 (US) LLC 2020 Term Loan B5	3.25% (1 Mo. LIBOR + 2.50%	)	12/1/2027	8,726	8,754,013

Leisure 0.22%
Carnival Corporation USD Term Loan B (Panama)(e)	8.50% (1 Mo. LIBOR + 7.50%	)	6/30/2025	130,961	131,642,389

Lodging 0.44%
Boyd Gaming Corporation Term Loan B3	2.312% (1 Wk. LIBOR + 2.25%	)	9/15/2023	58,718	58,732,363
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	2.843% (1 Mo. LIBOR + 2.75%	)	12/23/2024	47,980	47,671,496
Diamond Resorts Corporation 2018 Term Loan B	4.75% (1 Mo. LIBOR + 3.75%	)	9/2/2023	96,377	96,580,301
Hilton Grand Vacations Borrower LLC Term Loan	3.75% (1 Mo. LIBOR + 3.50%	)	11/28/2023	9,625	9,456,563	(h)
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.842% (1 Mo. LIBOR + 1.75%	)	6/22/2026	24,614	24,444,012
Resorts World Las Vegas LLC Term Loan A	1.60% (1 Mo. LIBOR + 1.50%	)	4/16/2024	25,375	24,994,375	(h)
Total					261,879,110

Machinery: Industrial/Specialty 0.09%
Welbilt, Inc. 2018 Term Loan B	2.593% (1 Mo. LIBOR + 2.50%	)	10/23/2025	56,814	56,316,573	(h)

Media 0.33%
Nexstar Broadcasting, Inc. 2018 Term Loan A4	–	(i)	10/26/2023	11,370	11,336,859
Nexstar Broadcasting, Inc. 2018 Term Loan B3	–	(i)	1/17/2024	16,899	16,876,892
Nexstar Broadcasting, Inc. Term Loan A5	–	(i)	9/19/2024	14,372	14,326,926
Nielsen Finance LLC USD Term Loan B4	2.095% (1 Mo. LIBOR + 2.00%	)	10/4/2023	135,900	136,004,276
Univision Communications, Inc. 2020 Replacement Term Loan	4.75% (1 Mo. LIBOR + 3.75%	)	3/15/2026	8,471	8,511,298
Univision Communications, Inc. Term Loan C5	3.75% (1 Mo. LIBOR + 2.75%	)	3/15/2024	8,894	8,899,091
Total					195,955,342

296	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous 0.60%
Charter Communications Operating, LLC 2017 Term Loan A2	1.60% (1 Mo. LIBOR + 1.50%	)	3/31/2023	$ 87,181	$ 87,181,136	(h)
Charter Communications Operating, LLC 2019 Term Loan B1	1.85% (1 Mo. LIBOR + 1.75%	)	4/30/2025	99,436	99,436,146
ESH Hospitality, Inc. 2019 Term Loan B	2.093% (1 Mo. LIBOR + 2.00%	)	9/18/2026	33,014	32,936,426
Reynolds Group Holdings Inc. USD 2017 Term Loan	2.843% (1 Mo. LIBOR + 2.75%	)	2/5/2023	138,120	137,976,287
UTEX Industries Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%	)	12/3/2025	817	822,873
UTEX Industries Inc. 2020 Second Out Term Loan PIK 5.75%	5.25% - 5.75% (1 Mo. LIBOR + 5.25%	)	12/3/2025	522	509,020
Total					358,861,888

Oil 0.31%
Hess Corporation Term Loan	2.872% (3 Mo. LIBOR + 2.73%	)	3/16/2023	184,954	184,491,801	(h)

Oil: Crude Producers 0.32%
Buckeye Partners, L.P. 2021 Term Loan B	2.36% (1 Mo. LIBOR + 2.25%	)	11/1/2026	89,774	89,405,337
Energy Transfer Operating, L.P. Term Loan	1.093% (1 Mo. LIBOR + 1.00%	)	10/17/2022	103,000	103,193,125	(h)
Total					192,598,462

Real Estate Investment Trusts 0.66%
Crown Castle International Corporation 2016 Term Loan A	1.215% (3 Mo. LIBOR + 1.13%	)	6/21/2024	40,789	40,750,495
Invitation Homes Operating Partnership LP 2020 Term Loan A	1.095% (1 Mo. LIBOR + 1.00%	)	1/31/2025	250,806	248,298,124
SL Green Realty Corp. Term Loan A	1.206% (1 Wk. LIBOR + 1.10%	)	3/31/2023	12,677	12,549,929	(h)
VICI Properties 1 LLC Replacement Term Loan B	1.843% (1 Mo. LIBOR + 1.75%	)	12/20/2024	95,193	94,443,024
Total					396,041,572

See Notes to Financial Statements.	297

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail 0.41%
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.094% (1 Mo. LIBOR + 2.00%	)	2/3/2024	$4,672	$4,678,011
CWGS Group, LLC 2016 Term Loan	3.50% (1 Mo. LIBOR + 2.75%	)	11/8/2023	56,297	56,103,293
Hillman Group, Inc. (The) 2018 Term Loan B	4.093% (1 Mo. LIBOR + 4.00%	)	5/31/2025	33,040	33,043,728
Panera Bread Company Term Loan A	2.375% (1 Mo. LIBOR + 2.25%	)	7/18/2022	149,696	147,014,239
SRS Distribution Inc. 2018 1st Lien Term Loan	–	(i)	5/23/2025	4,901	4,898,498
Total					245,737,769

Technology 0.51%
Comcast Hulu Holdings, LLC Term Loan A	0.968% (1 Mo. LIBOR + 0.88%	)	3/15/2024	276,174	274,793,324	(h)
ProQuest LLC 2019 Term Loan	–	(i)	10/23/2026	27,348	27,385,532
Total					302,178,856

Telecommunications 0.24%
CenturyLink, Inc. 2020 Term Loan A	2.093% (1 Mo. LIBOR + 2.00%	)	1/31/2025	103,797	103,355,900
Colorado Buyer Inc 2nd Lien Term Loan	8.25% (3 Mo. LIBOR + 7.25%	)	5/1/2025	42,331	42,040,160
Total					145,396,060

Transportation: Miscellaneous 0.10%
XPO Logistics, Inc. 2018 Term Loan B	1.858% (1 Mo. LIBOR + 1.75%	)	2/24/2025	59,671	59,464,086

Wholesale 0.05%
Core & Main LP 2017 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%	)	8/1/2024	28,309	28,313,685
Total Floating Rate Loans (cost $5,048,020,663)					5,039,730,025

FOREIGN GOVERNMENT OBLIGATIONS 1.00%

Egypt 0.11%
Republic of Egypt(e)	6.125%		1/31/2022	12,921	13,296,652
Republic of Egypt†(e)	6.125%		1/31/2022	50,329	51,792,215
Total					65,088,867

298	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Indonesia 0.14%
Perusahaan Penerbit SBSN†(e)	3.75%		3/1/2023		$13,995	$14,779,350
Perusahaan Penerbit SBSN†(e)	4.325%		5/28/2025		17,807	19,882,050
Perusahaan Penerbit SBSN†(e)	4.55%		3/29/2026		9,000	10,247,130
Republic of Indonesia†(e)	3.75%		4/25/2022		12,100	12,468,021
Republic of Indonesia(e)	4.45%		2/11/2024		24,800	27,216,048
Total						84,592,599

Japan 0.38%
Japan Treasury Discount Bill(c)	Zero Coupon		6/7/2021	JPY	24,761,350	225,445,710

Kenya 0.17%
Republic of Kenya†(e)	6.875%		6/24/2024		$88,229	98,185,643

Malaysia 0.10%
Morocco Government International Bond†(e)	4.25%		12/11/2022		56,058	58,964,607

Romania 0.04%
Republic of Romania†(e)	4.875%		1/22/2024		23,652	26,195,347

South Korea 0.06%
Export-Import Bank of Korea(e)	0.726% (3 Mo. LIBOR + .53%	)#	6/25/2022		12,500	12,547,602
Korea National Oil Corp.†(e)	2.875%		3/27/2022		25,000	25,504,300
Total						38,051,902
Total Foreign Government Obligations (cost $592,101,118)						596,524,675

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.06%
Federal Home Loan Mortgage Corp. K061 X1 IO	0.175%	#(j)	11/25/2026		563,271	5,445,478
Federal Home Loan Mortgage Corp. K722 X1 IO	1.307%	#(j)	3/25/2023		176,578	2,978,331
Government National Mortgage Assoc. 2013-171 IO	0.815%	#(j)	6/16/2054		5,990	365,634
Government National Mortgage Assoc. 2013-193 IO	0.422%	#(j)	1/16/2055		5,941	537,230
Government National Mortgage Assoc. 2014-112 A	3.00%	#(j)	1/16/2048		10,626	11,166,145
Government National Mortgage Assoc. 2014-15 IO	0.392%	#(j)	8/16/2054		8,771	284,156
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050		10,242	10,621,243
Government National Mortgage Assoc. 2014-64 IO	1.018%	#(j)	12/16/2054		7,855	395,965
Government National Mortgage Assoc. 2014-78 IO	0.075%	#(j)	3/16/2056		15,261	173,013

See Notes to Financial Statements.	299

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	$4,038	$4,112,081
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(j)	8/16/2055	3,478	3,541,752
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $43,260,626)					39,621,028

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.33%
Federal Home Loan Mortgage Corp.	2.03% (12 Mo. LIBOR + 1.66%	)#	2/1/2038	2,819	2,981,379
Federal Home Loan Mortgage Corp.	2.14% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	872	913,080
Federal Home Loan Mortgage Corp.	2.195% (12 Mo. LIBOR + 1.72%	)#	4/1/2037	4,590	4,874,927
Federal Home Loan Mortgage Corp.	2.221% (12 Mo. LIBOR + 1.79%	)#	5/1/2036	2,707	2,874,257
Federal Home Loan Mortgage Corp.	2.279% (12 Mo. LIBOR + 1.76%	)#	5/1/2037	2,354	2,502,792
Federal Home Loan Mortgage Corp.	2.281% (12 Mo. LIBOR + 1.78%	)#	10/1/2038	3,003	3,192,859
Federal Home Loan Mortgage Corp.	2.331% (12 Mo. LIBOR + 1.84%	)#	6/1/2042	4,879	5,174,784
Federal Home Loan Mortgage Corp.	2.361% (12 Mo. LIBOR + 1.78%	)#	12/1/2036	7,192	7,643,080
Federal Home Loan Mortgage Corp.	2.369% (12 Mo. LIBOR + 1.89%	)#	12/1/2040	2,957	3,142,665
Federal Home Loan Mortgage Corp.	2.377%	#	12/1/2040 - 6/1/2041	2,751	2,925,401
Federal Home Loan Mortgage Corp.	2.386% (12 Mo. LIBOR + 1.96%	)#	2/1/2037	3,598	3,848,804
Federal Home Loan Mortgage Corp.	2.43% (12 Mo. LIBOR + 1.88%	)#	9/1/2035	2,322	2,469,764
Federal Home Loan Mortgage Corp.	2.503% (12 Mo. LIBOR + 1.92%	)#	9/1/2036	7,066	7,529,309
Federal Home Loan Mortgage Corp.	2.721% (1 Yr Treasury CMT + 2.50%	)#	12/1/2035	3,780	4,066,934
Federal National Mortgage Assoc.	1.624% (12 Mo. LIBOR + 1.14%	)#	6/1/2038	1,399	1,452,079
Federal National Mortgage Assoc.	1.912% (12 Mo. LIBOR + 1.47%	)#	12/1/2035	7,481	7,873,616
Federal National Mortgage Assoc.	1.97% (12 Mo. LIBOR + 1.52%	)#	3/1/2039	3,095	3,262,521

300	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.001% (12 Mo. LIBOR + 1.51%	)#	2/1/2036	$3,269	$3,446,845
Federal National Mortgage Assoc.	2.02% (12 Mo. LIBOR + 1.57%	)#	3/1/2038	3,725	3,940,192
Federal National Mortgage Assoc.	2.075% (12 Mo. LIBOR + 1.61%	)#	8/1/2037	4,403	4,638,885
Federal National Mortgage Assoc.	2.117% (12 Mo. LIBOR + 1.61%	)#	1/1/2038	1,831	1,937,389
Federal National Mortgage Assoc.	2.153% (12 Mo. LIBOR + 1.61%	)#	4/1/2038	3,753	3,970,986
Federal National Mortgage Assoc.	2.157% (12 Mo. LIBOR + 1.65%	)#	12/1/2036	2,564	2,711,203
Federal National Mortgage Assoc.	2.188% (12 Mo. LIBOR + 1.51%	)#	10/1/2035	4,996	5,265,607
Federal National Mortgage Assoc.	2.197% (12 Mo. LIBOR + 1.65%	)#	9/1/2036	2,467	2,602,223
Federal National Mortgage Assoc.	2.201% (12 Mo. LIBOR + 1.84%	)#	7/1/2040	711	746,679
Federal National Mortgage Assoc.	2.213% (12 Mo. LIBOR + 1.80%	)#	1/1/2041	2,045	2,164,903	(d)
Federal National Mortgage Assoc.	2.214% (12 Mo. LIBOR + 1.82%	)#	4/1/2040	1,455	1,543,563
Federal National Mortgage Assoc.	2.226%	#	8/1/2034 - 11/1/2038	10,682	11,288,281
Federal National Mortgage Assoc.	2.232% (12 Mo. LIBOR + 1.87%	)#	12/1/2038	2,011	2,145,549
Federal National Mortgage Assoc.	2.266% (12 Mo. LIBOR + 1.65%	)#	8/1/2038	1,470	1,555,507
Federal National Mortgage Assoc.	2.278% (12 Mo. LIBOR + 1.54%	)#	11/1/2036	1,103	1,163,735
Federal National Mortgage Assoc.	2.286% (12 Mo. LIBOR + 1.78%	)#	10/1/2036	2,763	2,938,295
Federal National Mortgage Assoc.	2.29% (12 Mo. LIBOR + 1.79%	)#	1/1/2041	6,658	7,052,855
Federal National Mortgage Assoc.	2.301% (12 Mo. LIBOR + 1.63%	)#	9/1/2038	2,924	3,093,726
Federal National Mortgage Assoc.	2.309% (12 Mo. LIBOR + 1.73%	)#	10/1/2036	3,340	3,546,131
Federal National Mortgage Assoc.	2.316% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	1,684	1,785,243
Federal National Mortgage Assoc.	2.337% (12 Mo. LIBOR + 1.80%	)#	12/1/2040	3,614	3,828,583

See Notes to Financial Statements.	301

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.382% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	$1,037	$1,098,714
Federal National Mortgage Assoc.	2.387% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	3,668	3,883,834
Federal National Mortgage Assoc.	2.407% (1 Yr Treasury CMT + 2.19%	)#	3/1/2038	987	1,056,087
Federal National Mortgage Assoc.	2.408% (1 Yr Treasury CMT + 2.20%	)#	1/1/2038	1,569	1,673,602
Federal National Mortgage Assoc.	2.417% (12 Mo. LIBOR + 1.82%	)#	8/1/2041	2,558	2,711,793
Federal National Mortgage Assoc.	2.418% (12 Mo. LIBOR + 1.80%	)#	11/1/2040	6,635	7,033,711
Federal National Mortgage Assoc.	2.703% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	6,628	6,972,049
Federal National Mortgage Assoc.	2.721% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	5,256	5,528,536
Federal National Mortgage Assoc.	2.788% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	7,378	7,757,800
Federal National Mortgage Assoc.	2.94% (12 Mo. LIBOR + 1.75%	)#	5/1/2042	9,241	9,822,692
Federal National Mortgage Assoc.	2.949% (12 Mo. LIBOR + 1.72%	)#	6/1/2042	4,331	4,610,404
Federal National Mortgage Assoc.	3.688% (12 Mo. LIBOR + 1.82%	)#	1/1/2042	6,460	6,856,059
Total Government Sponsored Enterprises Pass-Throughs (cost $194,209,697)					197,099,912

MUNICIPAL BONDS 0.10%

Miscellaneous
IL State GO	6.20%		7/1/2021	58	58,216
State of Illinois	4.95%		6/1/2023	52,011	53,819,510
State of Illinois	6.125%		7/1/2021	4,518	4,534,046
Total Municipal Bonds (cost $57,604,532)					58,411,772

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 15.46%
1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.242%	#(j)	8/10/2035	214,200	2,278,831
AD Mortgage Trust 2017-330M A†	3.188%	#(j)	8/15/2034	3,060	3,161,754
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(j)	12/25/2059	18,111	18,281,173
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(j)	5/25/2065	28,144	28,274,566
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	24,596	24,635,516

302	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.031% (1 Mo. LIBOR + .93%	)#	12/15/2036	$19,170	$19,193,759
Atrium Hotel Portfolio Trust 2017-ATRM B†	1.601% (1 Mo. LIBOR + 1.50%	)#	12/15/2036	30,936	30,964,634
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.531% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	28,355	28,368,900
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.751% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	9,012	8,983,545
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	1.701% (1 Mo. LIBOR + 1.60%	)#	3/15/2034	10,221	10,197,934
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	1.872%	#(j)	7/15/2049	76,332	4,915,151
Bancorp Commercial Mortgage Trust 2019-CRE5 A†	1.101% (1 Mo. LIBOR + 1.00%	)#	3/15/2036	7,728	7,733,378
Bancorp Commercial Mortgage Trust 2019-CRE6 A†	1.151% (1 Mo. LIBOR + 1.05%	)#	9/15/2036	13,297	13,301,185
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	39,264	41,839,279
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	71,213	71,219,423
BB-UBS Trust 2012-TFT B†	3.468%	#(j)	6/5/2030	7,850	6,601,122
BB-UBS Trust 2012-TFT C†	3.468%	#(j)	6/5/2030	14,354	11,476,164
BBCMS Mortgage Trust 2018-TALL A†	0.823% (1 Mo. LIBOR + .72%	)#	3/15/2037	35,484	35,352,042
BBCMS Mortgage Trust 2018-TALL E†	2.538% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	36,419	35,115,320
BBCMS Mortgage Trust 2019-BWAY A†	1.057% (1 Mo. LIBOR + .96%	)#	11/15/2034	57,710	57,612,303
BBCMS Mortgage Trust 2019-BWAY B†	1.411% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	26,023	25,881,539
BBCMS Mortgage Trust 2019-BWAY C†	1.711% (1 Mo. LIBOR + 1.61%	)#	11/15/2034	10,000	9,862,159
BBCMS Mortgage Trust 2020-C7	2.021%		4/15/2053	13,250	13,643,843
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,470,093
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174	19,599,049
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	20,665	21,149,325
BBCMS Trust 2018-BXH A†	1.101% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	12,519	12,560,124
Benchmark Mortgage Trust 2018-B3 A3	3.746%		4/10/2051	5,000	5,403,498
Benchmark Mortgage Trust 2021 B23 A2	1.62%		2/15/2054	28,550	29,071,449

See Notes to Financial Statements.	303

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BHP Trust 2019-BXHP A†	1.076% (1 Mo. LIBOR + .98%	)#	8/15/2036	$75,429	$75,490,357
BHP Trust 2019-BXHP B†	1.424% (1 Mo. LIBOR + 1.32%	)#	8/15/2036	8,168	8,176,137
BWAY Mortgage Trust 2013-1515 A1†	2.809%		3/10/2033	6,226	6,472,810
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(j)	3/10/2033	103,040	1,492,977
BX 2021-MFM1 A†	0.801% (1 Mo. LIBOR + .70%	)#	1/15/2034	11,340	11,357,017
BX Commercial Mortgage Trust 2018-BIOA A†	0.772% (1 Mo. LIBOR + .67%	)#	3/15/2037	54,186	54,333,532
BX Commercial Mortgage Trust 2019-XL A†	1.021% (1 Mo. LIBOR + .92%	)#	10/15/2036	193,383	193,823,147
BX Commercial Mortgage Trust 2019-XL B†	1.181% (1 Mo. LIBOR + 1.08%	)#	10/15/2036	11,991	12,022,268
BX Trust 2017-SLCT D†	2.151% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	46,936	47,099,475
BX Trust 2018-BILT A†	0.901% (1 Mo. LIBOR + .80%	)#	5/15/2030	21,628	21,671,330
BX Trust 2019-OC11 XA IO†	0.742%	#(j)	12/9/2041	561,200	30,923,355
BX Trust 2019-RP B†	1.596% (1 Mo. LIBOR + 1.50%	)#	6/15/2034	21,850	20,810,880
BXMT Ltd. 2021-FL4 A†	1.151% (1 Mo. LIBOR + 1.05%	)#	5/15/2038	57,000	57,048,268
BXP Trust 2017-CQHP A†	0.951% (1 Mo. LIBOR + .85%	)#	11/15/2034	41,359	40,884,161
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%	#(j)	5/15/2052	5,498	5,757,901
CF Trust 2019-BOSS A1†	4.75% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	63,488	57,967,464	(d)
CF Trust 2019-MF1 A†	2.05% (1 Mo. LIBOR + 1.05%	)#	8/21/2032	31,851	31,838,112
CF Trust 2019-MF1 B†	2.35% (1 Mo. LIBOR + 1.35%	)#	8/21/2032	9,204	9,128,639
CF Trust 2019-MF1 C†	2.65% (1 Mo. LIBOR + 1.65%	)#	8/21/2032	12,746	12,675,699
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.748%	#(j)	12/15/2047	8,307	8,317,641
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.639%	#(j)	5/10/2058	64,944	4,249,988
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.104%	#(j)	11/10/2049	149,555	7,417,756

304	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.689%	#(j)	12/10/2054	$143,146	$4,805,854
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	9,907	10,328,650
CHT Mortgage Trust 2017-CSMO A†	1.031% (1 Mo. LIBOR + .93%	)#	11/15/2036	24,230	24,280,573
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.174%	#(j)	9/10/2045	207,654	417,820
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.364%	#(j)	6/10/2048	237,311	3,180,866
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.361%	#(j)	4/10/2046	342,242	6,697,336
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	4,573	4,881,762
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.159%	#(j)	5/10/2047	171,876	5,013,506
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.212%	#(j)	7/10/2047	120,131	824,423
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	6,621	6,877,686
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.337%	#(j)	2/10/2048	110,500	4,476,956
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	0.777%	#(j)	11/10/2048	161,440	4,254,049
Citigroup Commercial Mortgage Trust 2016-GC36	3.616%		2/10/2049	16,900	18,631,599
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.22%	#(j)	2/10/2049	94,670	4,447,131
Citigroup Commercial Mortgage Trust 2016-GC37	3.314%		4/10/2049	46,275	50,436,099
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.691%	#(j)	4/10/2049	60,520	4,088,379
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	5,605	5,847,499
COMM Mortgage Trust 2015-LC21 A4	3.708%		7/10/2048	17,723	19,484,638
COMM Mortgage Trust 2014-CCRE21 A3	3.528%		12/10/2047	4,569	4,889,498
COMM Mortgage Trust 2014-UBS3 A3	3.546%		6/10/2047	5,798	6,190,373
COMM Mortgage Trust 2015-DC1 A5	3.35%		2/10/2048	33,734	36,451,334
COMM Mortgage Trust 2020-SBX A†	1.67%		1/10/2038	20,927	21,249,104
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.657%	#(j)	7/10/2046	2,804	2,838,403

See Notes to Financial Statements.	305

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	5.792%	#(j)	7/10/2046	$12,446	$12,710,711
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,521,904
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.683%	#(j)	10/15/2045	202,602	3,906,030
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,028	22,743,261
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.094%	#(j)	12/10/2044	59,027	253,999
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	7,608	7,597,876
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	16,558	17,164,276
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	4,850	4,998,681
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.20%	#(j)	3/10/2046	132,051	2,312,211
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.34%	#(j)	6/10/2046	350,300	1,920,624
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	14,304	14,281,782
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	8,584	8,632,224
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.256%	#(j)	3/10/2031	265,903	1,236,715
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	7,751	8,419,039
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	14,201	15,226,906
Commercial Mortgage Pass-Through Certificates 2014-CR19 A5	3.796%		8/10/2047	10,150	11,064,202
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.969%	#(j)	8/10/2047	76,258	1,889,202
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	0.857%	#(j)	12/10/2047	102,995	2,618,380
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3 IO†	0.471%	#(j)	7/10/2050	145,921	1,956,791
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	0.72%	#(j)	10/10/2047	99,692	1,952,064
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13,342	14,469,869

306	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-UBS5 A4	3.838%		9/10/2047	$25,610	$27,928,791
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	0.855%	#(j)	9/10/2047	197,130	4,400,120
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	16,942	18,422,349
Commercial Mortgage Pass-Through Certificates 2015-PC1 A5	3.902%		7/10/2050	45,504	50,270,153
Commercial Mortgage Pass-Through Certificates 2016-DC2 ASB	3.55%		2/10/2049	4,829	5,137,014
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.392%	#(j)	8/10/2049	106,948	6,234,297
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	1.351% (1 Mo. LIBOR + 1.25%	)#	1/15/2034	7,800	7,839,547
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.54%	#(j)	9/15/2037	113,022	2,335,852
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ B†	2.001% (1 Mo. LIBOR + 1.90%	)#	1/15/2034	33,700	33,464,605
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ C†	2.851% (1 Mo. LIBOR + 2.75%	)#	1/15/2034	21,900	21,741,808
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	22,524	22,965,033
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197%	#(j)	7/10/2034	8,000	8,142,714
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.081% (1 Mo. LIBOR + .98%	)#	5/15/2036	47,265	47,415,369
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C IO	1.914%	#(j)	1/15/2049	141,858	10,228,663
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(j)	2/25/2050	47,121	47,901,348
Credit Suisse Mortgage Capital Certificates 2020-NQMI A1†	1.208%		5/25/2065	39,965	40,243,047
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	42,687	42,960,562
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.051% (1 Mo. LIBOR + .95%	)#	12/15/2030	18,561	18,457,237
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.462%	#(j)	8/10/2049	190,918	11,846,552

See Notes to Financial Statements.	307

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust 2016-C7 A5	3.502%		11/15/2049	$26,778	$29,465,888
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	0.952%	#(j)	11/15/2049	211,938	8,590,503
CSAIL Commercial Mortgage Trust 2018-C14 A2	4.261%		11/15/2051	46,301	49,591,677
CSMC 2021-NQM1 A1†	0.809%	#(j)	5/25/2065	33,225	33,231,473
CSMC 2021-NQM3 A1†	1.015%	#(j)	4/25/2066	48,180	48,577,870	(d)
CSMC OA LLC 2014-USA A1†	3.304%		9/15/2037	10,717	11,265,553
CSMC Trust 2021-AFC1 A1†	0.83%	#(j)	3/25/2056	33,739	33,765,995
DBGS Mortgage Trust 2018 5BP A†	0.746% (1 Mo. LIBOR + .65%	)#	6/15/2033	38,755	38,808,094
DBGS Mortgage Trust 2018-BIOD A†	0.904% (1 Mo. LIBOR + .80%	)#	5/15/2035	24,942	24,998,476
DBUBS Mortgage Trust 2011-LC3A PM4†	5.098%	#(j)	5/10/2044	9,200	7,388,198	(d)
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	12,330	12,600,616
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(j)	6/10/2034	24,364	286,039
DBWF Mortgage Trust 2018-AMXP A†	3.747%	#(j)	5/5/2035	268,200	273,432,206
DBWF Mortgage Trust 2018-AMXP B†	3.996%	#(j)	5/5/2035	53,868	54,540,488
DBWF Mortgage Trust 2018-AMXP C†	3.83%	#(j)	5/5/2035	49,438	49,681,482
DBWF Mortgage Trust 2018-AMXP D†	3.791%	#(j)	5/5/2035	6,780	6,843,670
DBWF Mortgage Trust 2018-GLKS A†	1.127% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	24,067	24,120,916
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(j)	1/25/2060	27,988	28,369,184
Eleven Madison Mortgage Trust 2015-11MD A†	3.555%	#(j)	9/10/2035	22,689	24,745,304
Ellington Financial Mortgage Trust 2020-2 A1†	1.178%	#(j)	10/25/2065	27,049	27,108,992
Ellington Financial Mortgage Trust 2021-1 A1†	0.797%	#(j)	2/25/2066	12,302	12,318,717
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	53,309	56,256,992
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	16,564	17,422,709
Fontainebleau Miami Beach Trust 2019-FBLU XA IO†	0.642%	#(j)	12/10/2036	367,400	8,006,197
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	19,917	20,247,047
Great Wolf Trust 2019-WOLF B†	1.435% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	38,043	38,026,291
Great Wolf Trust 2019-WOLF C†	1.734% (1 Mo. LIBOR + 1.63%	)#	12/15/2036	66,196	66,049,659
Great Wolf Trust 2019-WOLF D†	2.034% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	11,248	11,163,732
Great Wolf Trust 2019-WOLF E†	2.833% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	13,667	13,414,062
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	9,225	9,424,083
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	43,122	44,154,263
GS Mortgage Securities Corp. II 2012-TMSQ C†	3.458%	#(j)	12/10/2030	14,494	14,135,778

308	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2021-ROSS A†	1.30% (1 Mo. LIBOR + 1.15%	)#	5/15/2026	$47,760	$47,862,502
GS Mortgage Securities Corp. II 2021-ROSS G†	4.80% (1 Mo. LIBOR + 4.65%	)#	5/15/2026	15,000	15,091,623
GS Mortgage Securities Corp. II 2021-ROSS H†	6.05% (1 Mo. LIBOR + 5.90%	)#	5/15/2026	19,706	19,891,615
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	42,391	42,288,162
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	31,044	30,364,428
GS Mortgage Securities Corp. Trust 2017-SLP A†	3.419%		10/10/2032	12,601	12,875,561
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.201% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	35,859	35,895,548
GS Mortgage Securities Corp. Trust 2017-STAY B†	1.451% (1 Mo. LIBOR + 1.35%	)#	7/15/2032	16,811	16,834,310
GS Mortgage Securities Corp. Trust 2017-STAY C†	1.701% (1 Mo. LIBOR + 1.60%	)#	7/15/2032	15,228	15,217,121
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.051% (1 Mo. LIBOR + .95%	)#	7/15/2035	47,601	47,641,157
GS Mortgage Securities Corp. Trust 2019-70P A†	1.101% (1 Mo. LIBOR + 1.00%	)#	10/15/2036	78,294	78,364,014
GS Mortgage Securities Corp. Trust 2019-70P B†	1.421% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	31,298	31,203,290
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.601% (1 Mo. LIBOR + 1.50%	)#	6/15/2038	18,625	18,664,185
GS Mortgage Securities Corp. Trust 2019-SMP A†	1.251% (1 Mo. LIBOR + 1.15%	)#	8/15/2032	22,000	22,026,486
GS Mortgage Securities Trust 2011-GC5 B†	5.298%	#(j)	8/10/2044	39,535	39,488,224
GS Mortgage Securities Trust 2012-GC6 B†	5.658%	#(j)	1/10/2045	14,562	14,781,781
GS Mortgage Securities Trust 2012-GC6 XA IO†	1.912%	#(j)	1/10/2045	134,020	444,987
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	11,669,375
GS Mortgage Securities Trust 2012-GCJ9 XA IO	1.924%	#(j)	11/10/2045	83,068	1,588,941
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.362%	#(j)	11/10/2045	89,303	383,779
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	4,423	4,457,251
GS Mortgage Securities Trust 2013-GC12 B	3.777%	#(j)	6/10/2046	5,809	6,077,197
GS Mortgage Securities Trust 2013-GC12 XA IO	1.401%	#(j)	6/10/2046	416,114	8,875,120
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	10,000	10,721,316
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	13,252	14,260,253
GS Mortgage Securities Trust 2014-GC26 XA IO	0.957%	#(j)	11/10/2047	86,147	2,366,370
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	36,577	40,057,305
GS Mortgage Securities Trust 2015-GS1 XA IO	0.761%	#(j)	11/10/2048	91,702	2,715,285
GS Mortgage Securities Trust 2016-GS2	3.05%		5/10/2049	28,917	31,178,656

See Notes to Financial Statements.	309

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2016-GS2 XA IO	1.746%	#(j)	5/10/2049	$165,463	$11,770,310
GS Mortgage Securities Trust 2020-GC45 A2	2.898%		2/13/2053	15,000	15,915,870
Hawaii Hotel Trust 2019-MAUI B†	1.551% (1 Mo. LIBOR + 1.45%	)#	5/15/2038	35,079	35,151,638
Hilton USA Trust 2016-SFP B†	3.323%		11/5/2035	4,745	4,761,079
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687	33,731,312
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685	20,952,090
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116	15,610,214
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309	20,776,987
Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%		3/5/2037	54,825	57,452,126
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.293%	#(j)	8/5/2034	150,785	7,721,700
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	65,851	60,503,774
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	4,394,380
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(j)	8/5/2034	5,000	3,512,637
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245%	#(j)	8/5/2034	171,661	2,235,026
IMT Trust 2017-APTS AFX†	3.478%		6/15/2034	1,380	1,466,954
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	15,604	15,849,952
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(j)	5/15/2048	40,462	42,407,621
Irvine Core Office Trust 2013-IRV XA IO†	1.105%	#(j)	5/15/2048	31,796	344,456
JPMDB Commercial Mortgage Securities Trust 2020-COR7 A2	2.215%		5/13/2053	14,750	15,357,293
JPMorgan Chase Commercial Mortgage Securities Corp.†	1.401% (1 Mo. LIBOR + 1.30%	)#	3/15/2036	35,000	35,063,822
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG A†	1.201% (1 Mo. LIBOR + 1.10%	)#	5/15/2034	23,269	23,170,714
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG B†	1.501% (1 Mo. LIBOR + 1.40%	)#	5/15/2034	11,000	10,002,630
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG C†	1.811% (1 Mo. LIBOR + 1.71%	)#	5/15/2034	7,900	7,077,610	(d)
JPMorgan Chase Commercial Mortgage Securities Trust	1.865%		9/15/2029	57,862	56,805,170
JPMorgan Chase Commercial Mortgage Securities Trust	2.765%		9/15/2029	15,299	14,956,824
JPMorgan Chase Commercial Mortgage Securities Trust	3.465%		9/15/2029	11,384	11,051,078
JPMorgan Chase Commercial Mortgage Securities Trust	4.465%		9/15/2029	14,048	13,551,256

310	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust	5.465%		9/15/2029	$8,338	$8,033,501
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#(j)	11/15/2043	1,710	1,700,842
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(j)	5/15/2045	9,466	9,687,236
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	70,764	61,172,051
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	0.948%	#(j)	12/15/2047	245,412	3,063,522
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.463%	#(j)	7/15/2045	132,931	920,786
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4 IO	0.961%	#(j)	1/15/2048	148,283	4,192,293
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.242%	#(j)	4/15/2046	92,954	1,709,742
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.909%	#(j)	11/15/2047	96,491	2,241,517
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	0.839%	#(j)	11/15/2047	162,238	4,049,655
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	163,798	118,462,553
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	9,052,114
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#(j)	6/10/2027	14,352	4,044,473
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(j)	6/10/2027	25,795	4,538,826
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(j)	6/10/2027	102,274	6,136
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(j)	6/10/2027	45,476	910
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.675%	#(j)	12/15/2049	157,286	3,764,095
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.651%	#(j)	5/15/2048	66,525	1,490,187
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.504%	#(j)	7/15/2048	125,539	2,283,823
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	60,038	60,176,952
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.657%	#(j)	10/5/2031	77,997	49,138

See Notes to Financial Statements.	311

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.047%	#(j)	9/15/2050	$288,699	$13,797,843
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211%	#(j)	10/5/2031	131,129	140,308
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 A3	3.379%		9/15/2050	10,000	10,582,504
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	25,713	25,986,684
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137	21,155,514
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(j)	6/5/2032	15,721	15,580,461
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	27,681	28,809,887
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.101% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	43,766	43,857,850
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.401% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	29,388	29,443,567
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.701% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	22,978	23,031,694
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	13,730	13,780,732
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.35% (1 Mo. LIBOR + 1.35%	)#	11/15/2035	10,053	9,507,776
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	2.70% (1 Mo. LIBOR + 1.70%	)#	11/15/2035	8,746	8,140,646
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.551% (1 Mo. LIBOR + 1.45%	)#	4/15/2031	25,048	24,687,046
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.251% (1 Mo. LIBOR + 2.15%	)#	4/15/2031	14,359	14,194,080
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.651% (1 Mo. LIBOR + 2.55%	)#	4/15/2031	10,408	10,307,572

312	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.057% (1 Mo. LIBOR + .95%	)#	7/5/2033	$31,273	$31,351,583
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	102,017	107,860,717
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.757% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	9,118	9,156,002
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	31,569	33,327,526
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XAFX IO†	1.116%	#(j)	7/5/2033	155,900	3,330,024
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	32,965	34,762,723
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON B†	4.235%		1/5/2034	13,737	13,736,863	(d)
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	12,800	12,725,120	(d)
JPMorgan Chase Commercial Mortgage Securities Trust 2019-UES A†	3.81%		5/5/2032	6,460	6,586,099	(d)
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	136,320	143,270,820
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	29,970	31,032,772
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE C†	3.694%	#(j)	1/10/2037	10,000	9,676,248
Key Commercial Mortgage Securities Trust 2019-S2 A1†	2.656%		6/15/2052	14,810	15,399,457
Key Commercial Mortgage Securities Trust 2019-S2 X IO†	1.544%	#(j)	6/15/2052	130,013	10,805,990
KKR Industrial Portfolio Trust 2021-KDIP A†	0.651% (1 Mo. LIBOR + .55%	)#	12/15/2037	54,350	54,383,067
Ladder Capital Commercial Mortgage Trust 2013-GCP A1†	3.575%		2/15/2036	6,942	7,465,327
Life 2021-BMR Mortgage Trust 2021-BMR A†	0.801% (1 Mo. LIBOR + .70%	)#	3/15/2038	78,200	78,368,427
LoanCore Issuer Ltd. 2019-CRE3 A†	1.151% (1 Mo. LIBOR + 1.05%	)#	4/15/2034	63,197	63,215,767
LoanCore Issuer Ltd. 2019-CRE3 AS†	1.471% (1 Mo. LIBOR + 1.37%	)#	4/15/2034	21,868	21,814,820
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.768%	#(j)	3/10/2049	84,689	3,850,595
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	26,067	26,250,799

See Notes to Financial Statements.	313

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	$72,650	$76,818,294
MHC Commercial Mortgage Trust 2021-MHC A†	0.902% (1 Mo. LIBOR + .80%	)#	4/15/2038	29,500	29,567,525
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	4,715	4,716,738
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	15,315	15,249,692
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	5,280	5,440,591
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.329%	#(j)	11/15/2049	255,626	13,519,854
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4	3.134%		12/15/2048	9,470	9,807,672
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.021%	#(j)	5/15/2046	189,834	2,798,813
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.302%	#(j)	5/15/2046	107,177	721,303
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 A4	3.443%		8/15/2047	11,485	11,940,775
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	0.999%	#(j)	12/15/2047	108,606	3,114,744
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 A4	3.325%		5/15/2049	18,050	19,619,496
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.562%	#(j)	5/15/2049	123,239	7,170,624
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	9,371	9,375,908
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	11,590	11,554,795
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	24,800	24,708,515
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	753	752,810
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	11,384	11,615,424
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.055%	#(j)	3/15/2045	164,941	809,875
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	6,818	6,836,884
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	11,276	11,466,321
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,272,305
Morgan Stanley Capital I Trust 2014-CPT A IO	0.917%	#(j)	8/15/2049	121,223	5,308,673
Morgan Stanley Capital I Trust 2015-420 A†	3.727%		10/12/2050	23,890	25,575,987
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	8,539	9,043,063
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.499%	#(j)	8/15/2049	78,936	4,492,118

314	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust 2017-MTL6 D†	2.251% (1 Mo. LIBOR + 2.15%	)#	8/15/2034	$55,153	$55,313,418
Motel 6 Trust 2017-MTL6 E†	3.351% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	102,611	103,060,878
MRA Issuance Trust 2020-13 A†	1.61% (1 Mo. LIBOR + 1.50%	)#	7/15/2021	100,000	100,000,000	(d)
MRA Issuance Trust 2021-4 A†	1.39% (1 Mo. LIBOR + 1.28%	)#	8/2/2021	399,126	399,126,210	(d)
MRA Issuance Trust 2021-4 A2†	1.39% (1 Mo. LIBOR + 1.28%	)#	8/2/2021	350,000	352,306,500	(d)
MRA Issuance Trust 2021-8 A1X†	1.26% (1 Mo. LIBOR + 1.15%	)#	10/15/2021	20,000	20,019,608
MRA Issuance Trust 2021-8 A1Y†	1.26% (1 Mo. LIBOR + 1.15%	)#	10/15/2021	60,500	60,559,314
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	14,610	14,918,553
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(j)	11/15/2032	47,581	49,078,831
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(j)	11/15/2032	17,029	17,552,809
New Orleans Hotel Trust 2019-HNLA A†	1.09% (1 Mo. LIBOR + .99%	)#	4/15/2032	41,812	41,699,513
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(j)	1/26/2060	17,295	17,621,705
One New York Plaza Trust 2020-1NYP A†	1.051% (1 Mo. LIBOR + .95%	)#	1/15/2026	107,235	107,942,772
One New York Plaza Trust 2020-1NYP AJ†	1.351% (1 Mo. LIBOR + 1.25%	)#	1/15/2026	59,595	60,066,742
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735	6,251,835
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	22,022,000
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	34,072	16,354,524
PFP 2019-6 Ltd. 2019-6 AS†	1.548% (1 Mo. LIBOR + 1.45%	)#	4/14/2037	35,400	35,400,000
PFP Ltd. 2019-5 A†	1.068% (1 Mo. LIBOR + .97%	)#	4/14/2036	9,136	9,139,237
PFP Ltd. 2019-6 A†	1.148% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	21,671	21,555,815
PFP Ltd. 2019-6 B†	1.798% (1 Mo. LIBOR + 1.70%	)#	4/14/2037	36,005	36,028,509
Prima Capital CRE Securitization Ltd. 2019-7A A†	2.25%		12/25/2050	76,210	75,809,150	(d)
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896	59,420,344

See Notes to Financial Statements.	315

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ready Capital Mortgage Financing LLC 2019-FL3 A†	1.092% (1 Mo. LIBOR + 1.00%	)#	3/25/2034	$43,617	$43,384,248
Ready Capital Mortgage Trust 2019-5 A†	3.777%		2/25/2052	7,518	7,742,969
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	12,900	13,364,191
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	43,009	43,913,013
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(j)	2/25/2024	12,847	13,065,176
RETL 2019-RVP C†	2.201% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	13,450	13,444,383
SFO Commerical Mortgage Trust 2021 555 A†	1.251% (1 Mo. LIBOR + 1.15%	)#	5/15/2038	107,890	108,257,840
Shelter Growth CRE Issuer Ltd. 2019-FL2 A†	1.201% (1 Mo. LIBOR + 1.10%	)#	5/15/2036	22,025	22,079,763
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†	1.551% (1 Mo. LIBOR + 1.45%	)#	5/15/2036	19,522	19,505,183
Shops at Crystals Trust 2016-CSTL XA IO†	0.606%	#(j)	7/5/2036	112,000	3,159,520
SLIDE 2018-FUN A†	1.001% (1 Mo. LIBOR + .90%	)#	6/15/2031	43,996	44,040,535
SLIDE 2018-FUN B†	1.351% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	8,418	8,406,849
SLIDE 2018-FUN C†	1.651% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	6,649	6,605,543
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(j)	2/25/2050	26,175	26,551,601
Starwood Mortgage Residential Trust 2021-2 A1†	0.943%	#(j)	5/25/2065	21,638	21,680,847
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	4,212	4,367,662
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	2,548	2,645,337	(d)
UBS Commercial Mortgage Trust 2017-C6 XA IO	1.008%	#(j)	12/15/2050	370,979	19,641,091
UBS-BAMLL Trust 2012-WRM D†	4.238%	#(j)	6/10/2030	6,900	4,364,470
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	26,327	26,913,917
UBS-Barclays Commercial Mortgage Trust 2012-C2 BEC†	4.815%	#(j)	5/10/2063	8,100	7,613,094	(d)
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.28%	#(j)	5/10/2063	79,237	811,507
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	0.91%	#(j)	3/10/2046	288,351	3,144,033
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	35,477,011
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	15,487	15,929,676

316	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	$23,329	$24,140,964
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805	24,638,206
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(j)	3/10/2046	12,000	12,225,605
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.10%	#(j)	4/10/2046	392,054	5,776,641
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	4,969,205
VASA Trust 2021-VASA B†	1.351% (1 Mo. LIBOR + 1.25%	)#	7/15/2039	12,542	12,568,649
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	28,165	28,620,656
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	35,637	36,049,411
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	30,383	30,533,662
Verus Securitization Trust 2021-1 A1†	0.815%	#(j)	1/25/2066	52,286	52,235,170
Verus Securitization Trust 2021-R2 A1†	0.918%	#(j)	2/25/2064	20,334	20,418,038
Verus Securitization Trust 2021-R3 A1†	1.02%	#(j)	4/25/2064	74,145	74,445,436	(d)
VMC Finance LLC 2019-FL3 A†	1.201% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	110,318	110,385,492
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	13,900	14,319,171
Waikiki Beach Hotel Trust 2019-WBM A†	1.151% (1 Mo. LIBOR + 1.05%	)#	12/15/2033	49,800	49,851,991
Waikiki Beach Hotel Trust 2019-WBM B†	1.331% (1 Mo. LIBOR + 1.23%	)#	12/15/2033	31,700	31,561,103
Waikiki Beach Hotel Trust 2019-WBM C†	1.581% (1 Mo. LIBOR + 1.48%	)#	12/15/2033	22,200	22,022,595
Waikiki Beach Hotel Trust 2019-WBM D†	2.131% (1 Mo. LIBOR + 2.03%	)#	12/15/2033	14,900	14,751,650
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	2.814%	#(j)	1/25/2036	2,008	2,043,125
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	13,277	14,385,390
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.612%	#(j)	6/15/2048	137,813	2,984,816
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.727%	#(j)	8/15/2049	189,883	13,723,502
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.674%	#(j)	9/15/2048	152,456	3,677,918
Wells Fargo Commercial Mortgage Trust 2016-C32 A4	3.56%		1/15/2059	18,500	20,400,433

See Notes to Financial Statements.	317

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.117%	#(j)	6/15/2049	$143,171	$9,702,412
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	1.226% (1 Mo. LIBOR + 1.13%	)#	12/15/2034	16,322	16,262,639
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	25,197	26,719,589
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	22,988	24,480,363
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	15,302	16,382,410
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	26,487	26,600,070
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788	23,929,403
West Town Mall Trust 2017-KNOX C†	4.346%	#(j)	7/5/2030	17,640	17,510,312
West Town Mall Trust 2017-KNOX D†	4.346%	#(j)	7/5/2030	21,720	21,396,242
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.297%	#(j)	6/15/2045	305,729	1,895,735
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.516%	#(j)	12/15/2045	50,178	975,524
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	5,000	5,090,044
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	5,393	5,497,004
WF-RBS Commercial Mortgage Trust 2012-C7 A2 IO†	1.78%	#(j)	8/15/2045	45,643	520,869
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.738%	#(j)	6/15/2045	17,378	16,208,699
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	17,064	17,487,215
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%	#(j)	11/15/2045	9,180	9,193,993
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000	5,177,722
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	26,191	27,393,649
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.182%	#(j)	5/15/2045	228,984	4,114,975
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	2,660	2,803,851
WF-RBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	18,050	19,259,491
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	25,388	27,583,179
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.642%	#(j)	8/15/2047	77,369	1,517,088
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	9,160	9,930,138
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.801%	#(j)	9/15/2057	82,683	1,738,886
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.45%	#(j)	9/15/2057	37,769	503,232
WFLD Mortgage Trust 2014-MONT A†	3.755%	#(j)	8/10/2031	7,750	8,195,749

318	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust 2014-C21 A4	3.41%		8/15/2047	$16,810	$17,707,111
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,395,171,033)					9,250,602,047

U.S. TREASURY OBLIGATIONS 8.64%
U.S. Treasury Bill	Zero Coupon		7/29/2021	1,023,339	1,023,330,752
U.S. Treasury Note	0.125%		1/31/2023	1,671,443	1,671,573,573
U.S. Treasury Note	0.125%		3/31/2023	1,393,517	1,393,408,139
U.S. Treasury Note	0.375%		4/15/2024	867,382	869,685,983
U.S. Treasury Note	0.75%		3/31/2026	212,193	212,027,223
Total U.S. Treasury Obligations (cost $5,166,070,639)					5,170,025,670

	Exercise Price		Expiration Date	Shares (000)

WARRANTS 0.00%

Miscellaneous
Sable Permian Resources*	$ –	(k)	2/1/2024	19	112,170	(d)
UTEX Industries, Inc.*	114.76		12/3/2025	10	14,768	(l)
Total Warrants (cost $126,938)					126,938
Total Long-Term Investments (cost $59,000,383,422)					59,541,359,774

Investments	Interest Rate		Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 1.62%

COMMERCIAL PAPER 0.19%

Automotive 0.10%
General Motors Finance Co., Inc.	0.264%		6/1/2021	$58,410	58,410,000

Chemicals 0.04%
Dow Chemical Co. (The)	0.152%		6/1/2021	26,702	26,702,000

Retail 0.05%
AutoNation, Inc.	0.203%		6/1/2021	30,000	30,000,000
Total Commercial Paper (cost $115,112,000)					115,112,000

See Notes to Financial Statements.	319

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

	Principal
	Amount	Fair
Investments	(000)	Value
REPURCHASE AGREEMENTS 1.43%
Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $75,000,000 of U.S. Treasury Note at 2.125% due 3/31/2024; $400,000,000 of U.S. Treasury Note at 0.375% due 4/15/2024; $151,729,800 of U.S. Treasury Note at 0.25% due 5/15/2024; $150,000,000 of U.S. Treasury Inflation Indexed Note at 0.5% due 4/15/2024; $69,866,500 of U.S. Treasury Note at 0.125% due 1/15/2024; value: $872,820,159; proceeds: $855,706,006 (cost $855,706,006)	$855,706	$855,706,006
Total Short-Term Investments (cost $970,818,006)		970,818,006
Total Investments in Securities 101.12% (cost $59,971,201,428)		60,512,177,780
Less Unfunded Loan Commitments (0.13%) (cost $79,844,380)		(79,844,380)
Net Investments 100.99% (cost $59,891,357,048)		60,432,333,400
Liabilities in Excess of Foreign Cash and Other Assets(m) (0.99%)		(593,929,286)
Net Assets 100.00%		$59,838,404,114
CAD	Canadian dollar.
JPY	Japanese yen.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2021, the total value of Rule 144A securities was $28,474,034,480, which represents 47.58% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2021.
*	Non-income producing security.
(a)	Securities purchased on a when- issued basis (See Note 2(i)).
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Foreign security traded in U.S. dollars.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2021.
(h)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate to be determined.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Cashless strike price.
(l)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.

320	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Centrally Cleared Credit Default Swaps on Index/Issuer - Sell Protection at May 31, 2021(1):

	Central	Fund
Referenced	Clearing	Receives	Termination	Notional	Notional	Payments	Unrealized
Index/Issuer	party	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)
Petroleos Mexicanos(4)(5)	Credit Suisse	1.00%	6/20/2021	$91,515,146	$91,504,307	$(52,613)	$41,774
Markit.CDX. NA.HY.35(4)(6)	Credit Suisse	5.00%	12/20/2025	140,750,000	154,487,611	11,942,127	1,795,484
						$11,889,514	$1,837,258

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $1,837,258. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(6)	Moody’s Credit Rating: Baa3.

See Notes to Financial Statements.	321

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Credit Default Swaps on Indexes – Sell Protection at May 31, 2021(1):

Referenced Index*	Swap Counter- party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Receivable/ Payable at Fair Value(4)
Markit CMBX. NA.A.6	Deutsche Bank	2.00%	5/11/2063	$91,143,000	$83,094,293	$(2,035,818)	$(6,012,889)	$(8,048,707)
Markit CMBX. NA.AA.7	Citibank	1.50%	1/17/2047	25,000,000	24,634,079	(463,648)	97,727	(365,921)
Markit CMBX. NA.AA.9	Morgan Stanley	1.50%	9/17/2058	49,500,000	49,867,126	242,337	124,789	367,126
Markit CMBX. NA.AA.7	Citibank	1.50%	1/17/2047	20,000,000	19,707,263	(327,680)	34,943	(292,737)
Markit CMBX. NA.AA.7	Citibank	1.50%	1/17/2047	35,000,000	34,487,710	(562,858)	50,568	(512,290)
Markit CMBX. NA.AA.8	Morgan Stanley	1.50%	10/17/2057	25,000,000	25,113,060	(69,940)	183,000	113,060
Markit CMBX. NA.AA.8	Citibank	1.50%	10/17/2057	35,000,000	35,158,284	(86,866)	245,150	158,284
Markit CMBX. NA.A.6	Citibank	1.50%	5/11/2063	40,000,000	39,580,332	(399,609)	(20,059)	(419,668)
Markit CMBX. NA.A.6	Morgan Stanley	1.50%	5/11/2063	30,000,000	29,685,249	(262,260)	(52,491)	(314,751)
						$(3,966,342)	$(5,349,262)	$(9,315,604)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $736,177. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $6,085,439.
(4)	Includes upfront payments received.

322	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Open Forward Foreign Currency Exchange Contracts at May 31, 2021:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Canadian dollar	Buy	Goldman Sachs	7/20/2021	49,400,000	$39,243,378	$40,925,271	$1,681,893
Japanese yen	Sell	State Street Bank and Trust	6/7/2021	24,761,350,000	232,140,195	226,159,154	5,981,041
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$7,662,934

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Canadian dollar	Sell	State Street Bank and Trust	7/20/2021	25,022,000	$19,965,724	$20,729,395	$(763,671)
Canadian dollar	Sell	Toronto Dominion Bank	7/20/2021	50,000,000	40,061,214	41,422,340	(1,361,126)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,124,797)

Open Futures Contracts at May 31, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	September 2021	96,982	Long	$21,403,528,988	$21,407,261,253	$3,732,265
U.S. 5-Year Treasury Note	September 2021	43,671	Short	(5,408,752,920)	(5,408,721,608)	31,312
Total Unrealized Appreciation on Open Futures Contracts						$3,763,577

See Notes to Financial Statements.	323

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$7,550,201,343	$2,050,849	$7,552,252,192
Remaining Industries	–	5,993,624,719	–	5,993,624,719
Common Stocks
Miscellaneous	–	3,534,594	–	3,534,594
Remaining Industries	93,365,344	–	–	93,365,344
Convertible Bonds	–	64,982,713	–	64,982,713
Corporate Bonds	–	25,481,458,145	–	25,481,458,145
Floating Rate Loans
Automotive	–	–	90,311,289	90,311,289
Business Services	–	–	209,919,651	209,919,651
Chemicals	–	39,444,761	27,404,245	66,849,006
Computer Software	–	80,168,348	79,844,379	160,012,727
Drugs	–	169,493,058	78,285,740	247,778,798
Electrical Equipment	–	–	2,773,050	2,773,050
Environmental Services	–	–	3,820,107	3,820,107
Lodging	–	227,428,172	34,450,938	261,879,110
Machinery: Industrial/Specialty	–	–	56,316,573	56,316,573
Miscellaneous	–	271,680,752	87,181,136	358,861,888
Oil	–	–	184,491,801	184,491,801
Oil: Crude Producers	–	89,405,337	103,193,125	192,598,462
Real Estate Investment Trusts	–	383,491,643	12,549,929	396,041,572
Technology	–	27,385,532	274,793,324	302,178,856
Remaining Industries	–	2,505,897,135	–	2,505,897,135
Less Unfunded Commitments	–	–	(79,844,380)	(79,844,380)
Foreign Government Obligations	–	596,524,675	–	596,524,675
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	39,621,028	–	39,621,028
Government Sponsored Enterprises Pass-Throughs	–	194,935,009	2,164,903	197,099,912
Municipal Bonds	–	58,411,772	–	58,411,772
Non-Agency Commercial Mortgage-Backed Securities	–	8,084,597,096	1,166,004,951	9,250,602,047
U.S. Treasury Obligations	–	5,170,025,670	–	5,170,025,670
Warrants	–	–	126,938	126,938
Short-Term Investments
Commercial Paper	–	115,112,000	–	115,112,000
Repurchase Agreements	–	855,706,006	–	855,706,006
Total	$93,365,344	$58,003,129,508	$2,335,838,548	$60,432,333,400

324	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2021

Investment Type(2)	Level 1	Level 2	Level 3		Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$1,837,258		$–	$1,837,258
Liabilities	–	–		–	–
Credit Default Swap Contracts
Assets	–	638,470		–	638,470
Liabilities	–	(9,954,074)		–	(9,954,074)
Forward Foreign Currency Exchange Contracts
Assets	–	7,662,934		–	7,662,934
Liabilities	–	(2,124,797)		–	(2,124,797)
Futures Contracts
Assets	3,763,577	–		–	3,763,577
Liabilities	–	–		–	–
Total	$3,763,577	$(1,940,209)	$		$1,823,368

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	325

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2021

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

				Government	Non-Agency
				Sponsored	Commercial
	Asset-		Floating	Enterprises	Mortgage-
	Backed	Common	Rate	Pass-	Backed	Preferred
Investment Type	Securities	Stocks	Loans	Throughs	Securities	Stocks	Warrants
Balance as of December 1, 2020	$146,599,548	$14,212	$718,509,949	$–	$334,585,399	$1	$–
Accrued Discounts (Premiums)	–	–	854,193	(1,604)	(28,801)	–	–
Realized Gain (Loss)	1,589,487	(1,776,469)	324,982	(23,591)	4,867	(4,795,110)	–
Change in Unrealized Appreciation (Depreciation)	(891,237)	1,762,257	3,133,417	35,706	(584,592)	4,795,109	–
Purchases	–	–	567,966,022	–	972,324,213	–	126,938
Sales	(25,474,736)	–	(137,847,585)	(429,508)	(5,307,783)	–	–
Transfers into Level 3	–	–	12,549,929	2,583,900	22,312,691	–	–
Transfers out of Level 3	(119,772,213)	–	–	–	(157,301,043)	–	–
Balance as of May 31, 2021	$2,050,849	$–	$1,165,490,907	$2,164,903	$1,166,004,951	$–	$126,938
Change in unrealized appreciation/ depreciation for the period ended May 31, 2021, related to Level 3 investments held at May 31, 2021	$(4,444)	$–	$3,201,961	$35,706	$(584,592)	$–	$–

326	See Notes to Financial Statements.

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 105.57%

ASSET-BACKED SECURITIES 20.16%

Automobiles 7.91%
ACC Trust 2019-1 B†	4.47%	10/20/2022	$3,041	$3,072,917
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	1,400	1,408,141
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	1,747	1,784,549
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	760	779,710
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	1,006	1,007,719
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	3,648	3,663,090
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	144	144,365
CarMax Auto Owner Trust 2019-4 A2A	2.01%	3/15/2023	2,364	2,370,958
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	31,000	31,020,559
Carvana Auto Receivables Trust 2019-3A E†	4.60%	7/15/2026	4,236	4,474,640
Carvana Auto Receivables Trust 2020-P1†	2.84%	9/8/2027	1,844	1,847,244
Carvana Auto Receivables Trust 2021-P1†	2.16%	12/10/2027	4,561	4,562,293
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%	7/15/2027	9,077	9,803,576
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	182	183,003
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	2,879	2,947,707
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	1,585	1,657,009
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	812	842,588
CPS Auto Receivables Trust 2020-C†	1.71%	8/17/2026	5,096	5,191,162
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	5,859	5,959,127
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	1,114	1,116,255
Exeter Automobile Receivables Trust 2020-2A A†	1.13%	8/15/2023	918	919,406
Exeter Automobile Receivables Trust 2020-3A E†	3.44%	8/17/2026	10,847	11,227,493
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	3,413	3,439,993
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	1,326	1,333,669
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	11,164	11,164,225
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	32,000	32,012,147
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	567	567,257
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	560	560,806
Ford Credit Auto Owner Trust 2020-B A2	0.50%	2/15/2023	8,463	8,472,003
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	307	307,323
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	3,277	3,314,340
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	2,853	2,857,526
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	29	28,715
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	32,000	32,009,494

See Notes to Financial Statements.	327

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2021-1 A2	0.29%		11/15/2023	$26,131	$26,144,435
Santander Retail Auto Lease Trust 2019-B A2A†	2.29%		4/20/2022	102	101,638
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%		7/17/2023	43,750	43,765,523
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%		2/15/2024	14,637	14,682,723
Westlake Automobile Receivables Trust 2020-3A E†	3.34%		6/15/2026	8,700	9,012,153
Westlake Automobile Receivables Trust 2021-1A E†	2.33%		8/17/2026	11,045	11,070,348
World Omni Auto Receivables Trust 2021-A A2	0.17%		2/15/2024	31,700	31,707,735
Total					328,535,564

Credit Cards 1.50%
Genesis Sales Finance Master Trust 2020-AA A†	1.65%		9/22/2025	15,000	15,131,304
Genesis Sales Finance Master Trust 2020-AA D†	4.71%		9/22/2025	2,300	2,330,218
Genesis Sales Finance Master Trust 2021-AA B†	1.45%		12/21/2026	7,410	7,426,495
Genesis Sales Finance Master Trust 2021-AA D†	2.09%		12/21/2026	4,000	4,014,616
Perimeter Master Note Business Trust 2019-1A A†	4.31%		12/15/2022	8,007	8,026,614
Perimeter Master Note Business Trust 2019-1A B†	6.02%		12/15/2022	1,199	1,201,224
Perimeter Master Note Business Trust 2019-1A C†	8.06%		12/15/2022	2,250	2,255,521
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	15,000	15,610,050
World Financial Network Credit Card Master Trust 2018-B A	3.46%		7/15/2025	6,072	6,129,406
Total					62,125,448

Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.70%		8/25/2035	121	121,009

Other 10.75%
ALM VII Ltd. 2012-7A A2R2†	2.034% (3 Mo. LIBOR +1.85%)	#	7/15/2029	9,692	9,708,686
ALM VII Ltd. 2012-7A CR2†	3.734% (3 Mo. LIBOR + 3.55%)	#	7/15/2029	2,325	2,326,264
AMMC CLO XIII Ltd. 2013-13A A2LR†	1.876% (3 Mo. LIBOR + 1.70%)	#	7/24/2029	810	811,166
Apidos CLO XXXV 2021-35A A†	1.249% (3 Mo. LIBOR + 1.05%)	#	4/20/2034	4,660	4,660,039
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 D†(a)	2.60% (1 Mo. LIBOR + 2.50%)	#	5/15/2036	7,800	7,809,750
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 E†(a)	3.05% (1 Mo. LIBOR + 2.95%)	#	5/15/2036	1,930	1,932,413
Avery Point IV CLO Ltd. 2014-1A BR†	1.776% (3 Mo. LIBOR + 1.60%)	#	4/25/2026	885	885,220

328	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Barings CLO Ltd. 2018-3A D†	3.088% (3 Mo. LIBOR + 2.90%)	#	7/20/2029		$4,518	$4,473,252
Barings CLO Ltd. 2019-3A BR†	1.722% (3 Mo. LIBOR + 1.60%)	#	4/20/2031		6,590	6,590,429
Carlyle US CLO Ltd. 2021-1A A1†	1.331% (3 Mo. LIBOR + 1.14%)	#	4/15/2034		17,670	17,723,985
Cedar Funding XIV CLO Ltd. 2021-14A B†(a)	Zero Coupon	#	7/15/2033		12,020	12,020,000
CIFC Funding I Ltd. 2021-1A A1†	1.246% (3 Mo. LIBOR + 1.11%)	#	4/25/2033		16,720	16,744,518
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2 C†	4.41%		10/15/2026		7,928	8,135,828
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		1,196	1,215,930
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		1,409	1,412,192
Dryden 61 CLO Ltd. 2018-61A A1R†	1.18% (3 Mo. LIBOR + .99%)	#	1/17/2032		10,720	10,719,127
Dryden Senior Loan Fund 2017-47A BR†	Zero Coupon	#	4/15/2028		12,670	12,644,123
Dryden Senior Loan Fund 2017-47A CR†	Zero Coupon	#	4/15/2028		11,500	11,517,885
Elmwood CLO III Ltd. 2019 3A D†	4.034% (3 Mo. LIBOR + 3.85%)	#	10/15/2032		4,000	4,025,000
Elmwood CLO VIII Ltd. 2021 1A B1†	1.666% (3 Mo. LIBOR + 1.55%)	#	1/20/2034		10,000	10,000,990
Fairstone Financial Issuance Trust I 2020-1A C†(b)	5.162%		10/20/2039	CAD	11,479	9,479,181
Fairstone Financial Issuance Trust I 2020-1A D†(b)	6.873%		10/20/2039	CAD	2,649	2,173,169
Galaxy XXI CLO Ltd. 2015-21A AR†	1.208% (3 Mo. LIBOR + 1.02%)	#	4/20/2031		$1,970	1,971,530
Gracie Point International Funding 2020 B†	2.51% (1 Mo. LIBOR + 2.40%)	#	5/2/2023		7,161	7,231,841
Greywolf CLO VII Ltd. 2018-2A A1†	1.368% (3 Mo. LIBOR + 1.18%)	#	10/20/2031		3,800	3,801,891
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.326% (3 Mo. LIBOR + 2.15%)	#	7/25/2027		1,496	1,474,117
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R†	1.09% (3 Mo. LIBOR + .90%)	#	10/18/2027		2,251	2,249,989
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048		3,426	3,855,208
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		6,907	7,390,724
HGI CRE CLO Ltd. 2021-FL1 C†	1.81% (1 Mo. LIBOR + 1.70%)	#	6/16/2036		2,350	2,355,182
HGI CRE CLO Ltd. 2021-FL1 D†	2.46% (1 Mo. LIBOR + 2.35%)	#	6/16/2036		3,590	3,597,887
JFIN CLO Ltd. 2014-1A B1R†	1.638% (3 Mo. LIBOR + 1.45%)	#	4/21/2025		1,085	1,087,771

See Notes to Financial Statements.	329

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Kayne CLO 5 Ltd. 2019-5A A†	1.526% (3 Mo. LIBOR + 1.35%)	#	7/24/2032	$8,700	$8,710,857
Kayne CLO III Ltd. 2019-3A BR†	1.656% (3 Mo. LIBOR + 1.55%)	#	4/15/2032	9,700	9,700,000
Kayne CLO Ltd. 2020-7A A1†	1.39% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	11,511	11,549,796
Kayne CLO Ltd. 2021-10A A†	Zero Coupon	#	4/23/2034	13,740	13,740,283
KKR CLO Ltd-29A D†	3.541% (3 Mo. LIBOR + 3.40%)	#	1/15/2032	7,000	7,001,252
KKR CLO Ltd. 18 A†	1.46% (3 Mo. LIBOR + 1.27%)	#	7/18/2030	5,697	5,703,396
KKR CLO Ltd. 18 D†	3.79% (3 Mo. LIBOR + 3.60%)	#	7/18/2030	918	919,272
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	11,751	12,067,149
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031	8,300	8,371,646
Logan CLO I Ltd. 2021-1A A†(a)	Zero Coupon	#(c)	7/20/2034	5,530	5,530,000
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	4,876	4,969,384
Marble Point CLO XVII Ltd. 2020-1A A†	1.488% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	7,154	7,160,893
Massachusetts Educational Financing Authority 2008-1 A1	1.126% (3 Mo. LIBOR + .95%)	#	4/25/2038	2,081	$2,092,321
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	13,361	14,030,622
Mountain View CLO LLC 2017-1A AR†	1.274% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	6,610	6,609,828
Mountain View CLO X Ltd. 2015-10A BR†	1.538% (3 Mo. LIBOR + 1.35%)	#	10/13/2027	4,300	4,295,034
Mountain View Clo XIV Ltd. 2019-1A D†	3.968% (3 Mo. LIBOR + 3.79%)	#	4/15/2029	8,000	8,029,388
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	3,069	3,233,438
Newark BSL CLO 1 Ltd. 2016-1A CR†	3.181% (3 Mo. LIBOR + 3.00%)	#	12/21/2029	4,440	4,431,335
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.356% (3 Mo. LIBOR + 1.18%)	#	1/24/2033	6,493	6,515,719
Octagon Investment Partners 48 Ltd. 2020-3A A†	1.688% (3 Mo. LIBOR + 1.50%)	#	10/20/2031	7,650	7,678,821
Octagon Investment Partners XV Ltd. 2013-1A A1B2†	1.24% (3 Mo. LIBOR + 1.05%)	#	7/19/2030	10,700	10,706,614
Palmer Square CLO Ltd. 2021-2A A†	Zero Coupon	#(c)	7/15/2034	11,020	11,030,331

330	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Parallel Ltd. 2017-1A A1R†	1.218% (3 Mo. LIBOR + 1.03%)	#	7/20/2029	$2,570	$2,573,309
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.446% (3 Mo. LIBOR + .27%)	#	4/25/2038	1,164	1,110,885
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	3,278	3,285,515
Race Point IX CLO Ltd. 2015-9A CR†	3.384% (3 Mo. LIBOR + 3.20%)	#	10/15/2030	6,090	5,846,219
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	1,086	1,089,269
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	13,901	14,000,591
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	9,263	9,646,812
SCF Equipment Leasing LLC 2021-1A D†	1.93%		9/20/2030	8,430	8,432,741
Shackleton CLO Ltd. 2016-9A B†	2.088% (3 Mo. LIBOR + 1.90%)	#	10/20/2028	3,333	3,338,254
Shackleton CLO Ltd. 2019-14A A2†	2.088% (3 Mo. LIBOR + 1.90%)	#	7/20/2030	11,147	11,154,654
Signal Peak CLO 2 LLC 2015-1A DR2†	3.038% (3 Mo. LIBOR + 2.85%)	#	4/20/2029	6,000	5,909,717
SLC Student Loan Trust 2008-1 A4A	1.784% (3 Mo. LIBOR + 1.60%)	#	12/15/2032	6,422	6,604,379
Sound Point CLO XI Ltd. 2016-1A AR†	1.288% (3 Mo. LIBOR + 1.10%)	#	7/20/2028	2,769	2,772,883
Towd Point Asset Trust 2018-SL1 A†	0.692% (1 Mo. LIBOR + .60%)	#	1/25/2046	3,059	3,042,065
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	1,116	1,131,449
Total					446,041,408
Total Asset-Backed Securities (cost $832,266,796)					836,823,429

CORPORATE BONDS 37.39%

Advertising 0.10%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	4,129	4,235,115

Aerospace/Defense 1.09%
Boeing Co. (The)	4.875%		5/1/2025	19,562	21,987,156
Boeing Co. (The)	5.04%		5/1/2027	12,863	14,839,814
Signature Aviation US Holdings, Inc.†	4.00%		3/1/2028	4,289	4,309,115
TransDigm, Inc.	6.375%		6/15/2026	3,913	4,055,042
Total					45,191,127

See Notes to Financial Statements.	331

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.81%
American Airlines Group, Inc.†	3.75%		3/1/2025	$4,678	$4,228,140
American Airlines, Inc.†	11.75%		7/15/2025	3,839	4,828,617
British Airways 2020-1 Class A Pass Through Trust (United Kingdom)†(d)	4.25%		11/15/2032	3,714	3,974,876
Delta Air Lines, Inc.†	7.00%		5/1/2025	8,298	9,654,921
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	3,691	3,987,159
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	3,739	4,084,376
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025	2,323	2,636,150
Total					33,394,239

Apparel 0.21%
Levi Strauss & Co.†	3.50%		3/1/2031	6,207	6,120,847
PVH Corp.	7.75%		11/15/2023	2,290	2,644,672
Total					8,765,519

Auto Parts: Original Equipment 0.17%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027	4,147	4,407,483
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	2,228	2,425,735
Total					6,833,218

Automobiles 1.11%
Ford Motor Co.	7.45%		7/16/2031	9,819	12,410,872
General Motors Financial Co., Inc.	2.40%		4/10/2028	13,738	13,905,042
General Motors Financial Co., Inc.	3.60%		6/21/2030	14,538	15,586,502
Tesla, Inc.†	5.30%		8/15/2025	4,112	4,268,174
Total					46,170,590

Banks: Regional 4.84%
Akbank T.A.S. (Turkey)†(d)	5.00%		10/24/2022	2,455	2,522,473
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	13,448	13,644,286
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%)	#	7/21/2028	10,476	11,550,832
Bank of America Corp.	3.95%		4/21/2025	2,775	3,064,836
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029	5,597	6,266,055
Bank of America Corp.	4.00%		1/22/2025	4,554	5,026,088
Bank of America Corp.	4.45%		3/3/2026	2,000	2,281,678
BankUnited, Inc.	5.125%		6/11/2030	6,768	7,797,292
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032	5,193	5,209,022
Citigroup, Inc.	2.666% (SOFR + 1.15%)	#	1/29/2031	4,013	4,091,234

332	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028		$13,692	$15,286,543
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%)	#	3/20/2030		8,361	9,411,879
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028		3,733	4,117,413
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%)	#	2/1/2028		5,679	6,327,455
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%)	#	–	(e)	5,345	5,458,581
Macquarie Bank Ltd. (Australia)†(d)	3.624%		6/3/2030		2,821	2,937,940
Macquarie Group Ltd. (Australia)†(d)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029		9,640	11,032,704
Morgan Stanley	3.625%		1/20/2027		7,496	8,355,700
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030		12,517	14,545,842
National Australia Bank Ltd. (Australia)†(d)	2.99%		5/21/2031		3,132	3,150,102
Popular, Inc.	6.125%		9/14/2023		683	734,737
UBS AG (Switzerland)(d)	5.125%		5/15/2024		9,363	10,357,678
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028		20,155	20,957,788
Westpac Banking Corp. (Australia)(d)	2.894% (5 Yr Treasury CMT + 1.35%)	#	2/4/2030		6,432	6,690,502
Westpac Banking Corp. (Australia)(d)	4.322% (5 Yr Swap rate + 2.24%)	#	11/23/2031		17,998	20,086,286
Total						200,904,946

Biotechnology Research & Production 0.71%
Biogen, Inc.	2.25%		5/1/2030		20,039	19,780,061
Regeneron Pharmaceuticals, Inc.	1.75%		9/15/2030		10,452	9,804,397
Total						29,584,458

Building Materials 0.20%
Cemex SAB de CV (Mexico)†(d)	5.45%		11/19/2029		3,880	4,265,090
Griffon Corp.	5.75%		3/1/2028		3,679	3,885,944
Total						8,151,034

Business Services 0.50%
Adani Ports & Special Economic Zone Ltd. (India)†(d)	4.00%		7/30/2027		2,055	2,169,775
CoStar Group, Inc.†	2.80%		7/15/2030		2,525	2,519,260
Garda World Security Corp. (Canada)†(d)	4.625%		2/15/2027		4,192	4,186,823
Global Payments, Inc.	3.20%		8/15/2029		3,217	3,392,608
Rent-A-Center, Inc.†	6.375%		2/15/2029		4,068	4,364,700

See Notes to Financial Statements.	333

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)
United Rentals North America, Inc.	4.00%	7/15/2030	$4,045	$4,125,859
Total				20,759,025

Chemicals 0.51%
Braskem Netherlands Finance BV (Netherlands)†(d)	4.50%	1/31/2030	5,931	6,178,619
CF Industries, Inc.	4.95%	6/1/2043	3,388	3,838,197
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(d)	3.949%	4/24/2023	6,720	7,013,846
Tronox, Inc.†	4.625%	3/15/2029	4,040	4,143,222
Total				21,173,884

Coal 0.09%
Warrior Met Coal, Inc.†	8.00%	11/1/2024	3,800	3,878,964

Computer Hardware 0.35%
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	1,752	1,907,228
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	863	1,029,301
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	7,347	11,548,719
Total				14,485,248

Computer Software 0.77%
Oracle Corp.	2.875%	3/25/2031	5,164	5,294,371
Oracle Corp.	2.95%	4/1/2030	11,336	11,811,926
VMware, Inc.	3.90%	8/21/2027	4,958	5,511,157
VMware, Inc.	4.70%	5/15/2030	7,937	9,229,794
Total				31,847,248

Construction/Homebuilding 0.59%
Century Communities, Inc.	6.75%	6/1/2027	3,686	3,980,898
NVR, Inc.	3.00%	5/15/2030	11,256	11,762,909
Toll Brothers Finance Corp.	4.35%	2/15/2028	3,884	4,236,745
Tri Pointe Homes, Inc.	5.25%	6/1/2027	4,097	4,386,084
Total				24,366,636

Containers 0.13%
Ball Corp.	2.875%	8/15/2030	5,836	5,580,675

Drugs 0.21%
Bayer Corp.†	6.65%	2/15/2028	2,173	2,735,728
Bayer US Finance II LLC†	3.875%	12/15/2023	5,573	5,998,139
Total				8,733,867

334	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 2.68%
AES Corp. (The)†	3.95%	7/15/2030	$6,812	$7,372,219
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028	7,038	7,862,310
Calpine Corp.†	5.00%	2/1/2031	4,293	4,169,362
Cikarang Listrindo Tbk PT (Indonesia)†(d)	4.95%	9/14/2026	6,150	6,329,888
Emera US Finance LP	3.55%	6/15/2026	26,765	29,281,316
Eskom Holdings SOC Ltd. (South Africa)†(d)	6.75%	8/6/2023	6,000	6,333,030
FirstEnergy Corp.	4.40%	7/15/2027	8,370	9,134,788
Liberty Utilities Finance GP 1†	2.05%	9/15/2030	4,565	4,371,014
Minejesa Capital BV (Netherlands)†(d)	4.625%	8/10/2030	1,800	1,877,400
NRG Energy, Inc.†	2.45%	12/2/2027	4,183	4,210,716
NRG Energy, Inc.	5.75%	1/15/2028	3,821	4,054,769
Pennsylvania Electric Co.†	3.60%	6/1/2029	3,906	4,128,353
PG&E Corp.	5.00%	7/1/2028	4,028	4,012,895
PSEG Power LLC	8.625%	4/15/2031	5,064	7,683,938
Vistra Operations Co. LLC†	3.55%	7/15/2024	9,911	10,425,818
Total				111,247,816

Electrical Equipment 0.17%
SK Hynix, Inc. (South Korea)†(d)	2.375%	1/19/2031	3,600	3,474,092
Skyworks Solutions, Inc.	3.00%	6/1/2031	3,519	3,567,979
Total				7,042,071

Energy Equipment & Services 0.10%
Greenko Solar Mauritius Ltd. (Mauritius)†(d)	5.95%	7/29/2026	3,880	4,187,218

Entertainment 0.54%
Caesars Entertainment, Inc.†	8.125%	7/1/2027	4,009	4,454,741
Cedar Fair LP	5.25%	7/15/2029	4,190	4,273,276
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	1,214	1,213,624
Live Nation Entertainment, Inc.†	4.75%	10/15/2027	4,211	4,305,979
Penn National Gaming, Inc.†	5.625%	1/15/2027	3,891	4,047,730
Scientific Games International, Inc.†	7.25%	11/15/2029	3,853	4,272,206
Total				22,567,556

Financial Services 2.57%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%	1/15/2025	10,075	10,667,854
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.875%	1/23/2028	6,006	6,352,845
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	2,348	2,562,801

See Notes to Financial Statements.	335

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Financial Services (continued)
Ally Financial, Inc.	4.70% (5 Yr Treasury CMT + 3.87%)	#	–	(e)	$4,022	$4,142,660
Ally Financial, Inc.	8.00%		11/1/2031		7,429	10,509,323
Aviation Capital Group LLC†	1.95%		1/30/2026		4,918	4,888,201
Aviation Capital Group LLC†	5.50%		12/15/2024		11,453	12,917,766
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026		8,427	9,070,700
Brightsphere Investment Group, Inc.	4.80%		7/27/2026		3,066	3,331,041
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024		6,139	6,066,920
International Lease Finance Corp.	5.875%		8/15/2022		1,071	1,137,436
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028		4,065	4,034,330
Navient Corp.	5.00%		3/15/2027		6,793	6,920,369
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		3,612	4,045,001
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		4,780	5,321,151
OneMain Finance Corp.	5.375%		11/15/2029		8,701	9,275,875
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%		3/1/2029		4,198	4,100,921
SURA Asset Management SA (Colombia)†(d)	4.375%		4/11/2027		1,026	1,111,938
Total						106,457,132

Food 0.38%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%		2/15/2030		3,763	3,926,860
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%		4/15/2029		3,667	4,110,285
Kraft Heinz Foods Co.	4.375%		6/1/2046		3,967	4,260,784
Minerva Luxembourg SA (Luxembourg)†(d)	5.875%		1/19/2028		3,261	3,468,074
Total						15,766,003

Health Care Products 0.35%
Alcon Finance Corp.†	2.60%		5/27/2030		14,205	14,384,204

Health Care Services 1.40%
Centene Corp.	3.375%		2/15/2030		3,950	3,994,753
CommonSpirit Health	3.347%		10/1/2029		2,565	2,752,161
DaVita, Inc.†	3.75%		2/15/2031		4,196	4,028,475
HCA, Inc.	4.125%		6/15/2029		12,892	14,443,832
HCA, Inc.	4.50%		2/15/2027		5,323	6,044,518
HCA, Inc.	5.25%		6/15/2026		6,002	6,982,929
Legacy LifePoint Health LLC†	4.375%		2/15/2027		4,070	4,060,130
New York and Presbyterian Hospital (The)	3.954%		8/1/2119		1,054	1,176,495
Radiology Partners, Inc.†	9.25%		2/1/2028		4,152	4,563,774

336	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Health Care Services (continued)
Surgery Center Holdings, Inc.†	10.00%		4/15/2027			$3,684	$4,035,325
Tenet Healthcare Corp.†	4.875%		1/1/2026			4,000	4,136,960
Tenet Healthcare Corp.†	6.25%		2/1/2027			1,883	1,965,391
Total							58,184,743

Household Equipment/Products 0.06%
Newell Brands, Inc.	5.875%		4/1/2036			1,886	2,349,682

Investment Management Companies 0.05%
Temasek Financial I Ltd. (Singapore)†(d)	2.50%		10/6/2070			2,460	2,266,883
Leisure 0.37%
Carnival Corp.†	7.625%		3/1/2026			2,521	2,763,646
Carnival Corp.†	11.50%		4/1/2023			5,591	6,404,323
Royal Caribbean Cruises Ltd.†	11.50%		6/1/2025			3,566	4,132,388
Viking Cruises Ltd.†	13.00%		5/15/2025			1,859	2,174,918
Total							15,475,275

Lodging 0.29%
Boyd Gaming Corp.	4.75%		12/1/2027			2,038	2,086,290
Boyd Gaming Corp.†(a)	4.75%		6/15/2031			3,292	3,334,138
Boyd Gaming Corp.	6.00%		8/15/2026			2,445	2,544,389
Hilton Domestic Operating Co., Inc.	4.875%		1/15/2030			3,852	4,103,728
Total							12,068,545

Machinery: Agricultural 0.69%
BAT Capital Corp.	4.70%		4/2/2027			3,153	3,553,193
BAT Capital Corp.	4.906%		4/2/2030			13,082	14,828,791
MHP Lux SA (Luxembourg)†(d)	6.25%		9/19/2029			7,870	7,786,578
MHP Lux SA (Luxembourg)†(d)	6.95%		4/3/2026			2,460	2,568,904
Total							28,737,466

Machinery: Industrial/Specialty 0.53%
nVent Finance Sarl (Luxembourg)(d)	4.55%		4/15/2028			13,974	15,095,129
TK Elevator Midco GmbH†(b)	4.375%		7/15/2027		EUR	1,744	2,230,398
Vertical US Newco, Inc.†	5.25%		7/15/2027			$4,654	4,845,978
Total							22,171,505

Manufacturing 0.36%
General Electric Co.	3.514% (3 Mo. LIBOR + 3.33%)	#	–	(e)		15,401	14,831,933

See Notes to Financial Statements.	337

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 1.11%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	$1,900	$1,973,031
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	1,951	2,043,712
Cox Communications, Inc.†	8.375%	3/1/2039	5,800	9,471,744
CSC Holdings LLC†	5.50%	4/15/2027	3,800	3,994,750
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026	5,154	3,820,351
DISH DBS Corp.	7.75%	7/1/2026	3,853	4,381,632
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%	1/22/2030	6,120	6,235,515
Scripps Escrow, Inc.†	5.875%	7/15/2027	3,962	4,095,856
Time Warner Cable LLC	7.30%	7/1/2038	2,682	3,801,904
Time Warner Entertainment Co. LP	8.375%	7/15/2033	4,078	6,091,006
Total				45,909,501

Metals & Minerals: Miscellaneous 1.80%
Anglo American Capital plc (United Kingdom)†(d)	4.00%	9/11/2027	10,010	11,138,747
Anglo American Capital plc (United Kingdom)†(d)	4.75%	4/10/2027	10,543	12,164,156
Antofagasta plc (Chile)†(d)	2.375%	10/14/2030	4,210	4,043,474
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.375%	4/1/2031	3,984	4,167,463
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.50%	9/15/2027	3,962	4,310,537
Freeport-McMoRan, Inc.	4.125%	3/1/2028	4,247	4,438,115
Freeport-McMoRan, Inc.	4.25%	3/1/2030	3,995	4,305,072
Glencore Funding LLC†	2.85%	4/27/2031	6,534	6,521,780
Glencore Funding LLC†	4.875%	3/12/2029	18,042	20,720,018
Hecla Mining Co.	7.25%	2/15/2028	2,712	2,979,851
Total				74,789,213

Natural Gas 0.20%
National Fuel Gas Co.	5.50%	1/15/2026	7,186	8,349,697

Oil 3.55%
Apache Corp.	4.375%	10/15/2028	2,230	2,290,768
Apache Corp.	4.625%	11/15/2025	2,966	3,151,375
California Resources Corp.†	7.125%	2/1/2026	2,119	2,195,814
Continental Resources, Inc.	3.80%	6/1/2024	4,298	4,518,573
Continental Resources, Inc.†	5.75%	1/15/2031	5,617	6,599,357
Diamondback Energy, Inc.	3.50%	12/1/2029	14,958	15,867,131
Diamondback Energy, Inc.	4.75%	5/31/2025	3,788	4,291,660
Empresa Nacional del Petroleo (Chile)†(d)	3.75%	8/5/2026	4,700	4,938,892
Equinor ASA (Norway)(d)	7.15%	11/15/2025	4,060	5,098,099
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	3,576	3,675,770

338	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028	$4,412	$4,638,115
Laredo Petroleum, Inc.	9.50%		1/15/2025	9,357	9,826,581
MEG Energy Corp. (Canada)†(d)	5.875%		2/1/2029	2,270	2,366,918
MEG Energy Corp. (Canada)†(d)	7.125%		2/1/2027	7,431	7,979,111
Murphy Oil Corp.	5.875%		12/1/2027	4,044	4,186,106
Occidental Petroleum Corp.	6.125%		1/1/2031	6,743	7,487,967
OGX Austria GmbH (Brazil)†(f)(d)	8.50%		6/1/2018	1,730	35
Ovintiv, Inc.	6.50%		2/1/2038	3,359	4,404,408
Petroleos Mexicanos (Mexico)(d)	4.50%		1/23/2026	6,372	6,537,353
Petroleos Mexicanos (Mexico)(d)	5.35%		2/12/2028	18,010	17,886,631
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%		4/16/2024	6,400	6,787,939
SM Energy Co.	5.625%		6/1/2025	1,886	1,808,768
SM Energy Co.	6.75%		9/15/2026	3,462	3,459,404
Southwestern Energy Co.	7.75%		10/1/2027	3,797	4,127,529
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	3.25%		8/15/2030	2,900	2,962,321
Transocean Guardian Ltd.†	5.875%		1/15/2024	8,776	8,172,766
Viper Energy Partners LP†	5.375%		11/1/2027	2,028	2,111,655
Total					147,371,046

Oil: Crude Producers 1.47%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(d)	4.60%		11/2/2047	2,240	2,606,979
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	5,092	4,240,210
Cheniere Corpus Christi Holdings LLC	3.70%		11/15/2029	5,602	6,022,539
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(d)	3.25%		9/30/2040	9,000	8,881,187
NGPL PipeCo LLC†	3.25%		7/15/2031	8,174	8,292,756
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	17,298	20,533,072
Western Midstream Operating LP	5.30%		2/1/2030	9,358	10,328,893
Total					60,905,636

Oil: Integrated Domestic 0.25%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%		12/15/2027	9,547	10,474,140

Paper & Forest Products 0.13%
Suzano Austria GmbH (Brazil)(d)	3.75%		1/15/2031	5,329	5,538,749

See Notes to Financial Statements.	339

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.67%
Country Garden Holdings Co. Ltd. (China)(d)	4.75%	1/17/2023	$1,483	$1,516,338
Country Garden Holdings Co. Ltd. (China)(d)	4.75%	9/28/2023	6,712	6,848,445
EPR Properties	4.95%	4/15/2028	6,790	7,119,069
Equinix, Inc.	1.55%	3/15/2028	12,072	11,765,828
Equinix, Inc.	2.625%	11/18/2024	5,956	6,306,197
Kaisa Group Holdings Ltd. (China)†(d)	11.95%	10/22/2022	2,460	2,594,378
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	4,105	4,387,219
Sunac China Holdings Ltd. (China)(d)	5.95%	4/26/2024	1,210	1,234,358
VEREIT Operating Partnership LP	4.875%	6/1/2026	8,845	10,218,870
WEA Finance LLC†	2.875%	1/15/2027	9,099	9,354,933
Yuzhou Group Holdings Co. Ltd. (China)(d)	6.00%	10/25/2023	1,700	1,602,250
Zhenro Properties Group Ltd. (China)(d)	8.65%	1/21/2023	6,200	6,405,112
Total				69,352,997

Retail 1.39%
Carvana Co.†	5.875%	10/1/2028	3,892	4,087,495
Gap, Inc. (The)†	8.625%	5/15/2025	3,600	3,984,210
IRB Holding Corp.†	7.00%	6/15/2025	3,974	4,298,477
Kohl’s Corp.	5.55%	7/17/2045	7,145	8,401,737
L Brands, Inc.	6.875%	11/1/2035	7,337	8,850,880
Nordstrom, Inc.	4.375%	4/1/2030	6,325	6,497,507
Party City Holdings, Inc.†	8.75%	2/15/2026	4,136	4,384,160
Penske Automotive Group, Inc.	3.50%	9/1/2025	4,227	4,360,024
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	4,581	4,750,268
Rite Aid Corp.†	8.00%	11/15/2026	7,908	8,227,839
Total				57,842,597

Steel 0.40%
Cleveland-Cliffs, Inc.†	4.625%	3/1/2029	3,506	3,613,407
Cleveland-Cliffs, Inc.	5.875%	6/1/2027	4,108	4,308,265
GUSAP III LP†	4.25%	1/21/2030	4,000	4,335,080
U.S. Steel Corp.	6.875%	3/1/2029	3,936	4,128,726
Total				16,385,478

Technology 1.37%
Baidu, Inc. (China)(d)	2.375%	10/9/2030	3,220	3,174,411
GrubHub Holdings, Inc.†	5.50%	7/1/2027	3,740	3,941,100
JD.com, Inc. (China)(d)	3.375%	1/14/2030	10,030	10,565,476
Match Group Holdings II LLC†	5.00%	12/15/2027	1,980	2,078,624

340	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)
Match Group Holdings II LLC†	5.625%		2/15/2029	$1,858	$1,998,056
Meituan (China)†(d)	3.05%		10/28/2030	4,700	4,564,231
Netflix, Inc.†	4.875%		6/15/2030	3,591	4,143,116
Netflix, Inc.	6.375%		5/15/2029	5,169	6,467,013
Prosus NV (Netherlands)†(d)	3.832%		2/8/2051	7,000	6,488,848
Prosus NV (Netherlands)†(d)	5.50%		7/21/2025	5,300	6,081,750
Uber Technologies, Inc.†	8.00%		11/1/2026	3,839	4,152,282
VeriSign, Inc.(a)	2.70%		6/15/2031	3,010	3,021,438
Total					56,676,345

Telecommunications 0.92%
AT&T, Inc.	4.30%		2/15/2030	11,631	13,251,202
CommScope, Inc.†	7.125%		7/1/2028	3,793	4,063,043
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(d)	6.75%		10/1/2026	3,783	3,915,518
Frontier Communications Holdings LLC†	5.00%		5/1/2028	4,819	4,945,499
LogMeIn, Inc.†	5.50%		9/1/2027	4,083	4,214,820
Sprint Capital Corp.	6.875%		11/15/2028	3,140	3,932,552
Zayo Group Holdings, Inc.†	4.00%		3/1/2027	4,063	3,976,661
Total					38,299,295

Transportation: Miscellaneous 0.10%
Watco Cos LLC/Watco Finance Corp.†	6.50%		6/15/2027	3,844	4,075,716

Utilities 0.10%
Aegea Finance Sarl (Luxembourg)†(d)	5.75%		10/10/2024	3,936	4,095,723
Total Corporate Bonds (cost $1,494,178,957)					1,551,859,958

FLOATING RATE LOANS(g) 2.00%

Aerospace/Defense 0.10%
WP CPP Holdings, LLC 2018 Term Loan	3.843% (1 Mo. LIBOR + 3.75%	)	4/30/2025	4,190	4,087,084

Air Transportation 0.29%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%	)	4/20/2028	11,614	11,987,121

Automotive 0.10%
American Trailer World Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%	)	3/3/2028	4,100	4,101,292

See Notes to Financial Statements.	341

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Business Services 0.21%
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%	)	2/21/2025		$4,395	$4,338,305
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%	)	3/13/2025		4,434	4,368,210
Total						8,706,515

Entertainment 0.21%
Playtika Holding Corp 2021 Term Loan	2.843% (1 Mo. LIBOR + 2.75%	)	3/13/2028		8,787	8,765,091

Financial Services 0.10%
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.453% (3 Mo. LIBOR + 4.25%	)	7/30/2025		4,440	4,301,464

Health Care Services 0.21%
Heartland Dental, LLC 2018 1st Lien Term Loan	3.593% (1 Mo. LIBOR + 3.50%	)	4/30/2025		4,387	4,339,284
MED ParentCo LP 1st Lien Term Loan	4.343% (1 Mo. LIBOR + 4.25%	)	8/31/2026		4,371	4,374,955
Total						8,714,239

Leisure 0.10%
Amer Sports Oyj EUR Term Loan B(b)	4.50% (3 Mo. EURIBOR + 4.50%	)	3/30/2026	EUR	3,538	4,316,276

Lodging 0.10%
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(d)	3.75% (1 Mo. LIBOR + 2.75%	)	4/29/2024		$4,189	4,024,903

Media 0.10%
A-L Parent LLC 2016 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%	)	12/1/2023		4,239	3,954,881

Miscellaneous 0.21%
Cvent, Inc. 1st Lien Term Loan	3.843% (1 Mo. LIBOR + 3.75%	)	11/29/2024		4,189	4,080,800
MND Holdings III Corp 2018 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50%	)	6/19/2024		4,831	4,686,264
Total						8,767,064

Oil 0.11%
Brazos Delaware II, LLC Term Loan B	4.10% (1 Mo. LIBOR + 4.00%	)	5/21/2025		4,572	4,467,347

342	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.16%
BCP Raptor II, LLC 1st Lien Term Loan	4.843% (1 Mo. LIBOR + 4.75%	)	11/3/2025	$6,832	$6,710,984
Total Floating Rate Loans (cost $81,205,695)					82,904,261

FOREIGN GOVERNMENT OBLIGATIONS(d) 1.77%

Dominican Republic 0.11%
Dominican Republic†	4.875%		9/23/2032	4,492	4,658,204

Egypt 0.35%
Republic of Egypt†	4.55%		11/20/2023	635	659,939
Republic of Egypt†	6.125%		1/31/2022	1,065	1,095,963
Republic of Egypt†	6.588%		2/21/2028	3,800	4,092,980
Republic of Egypt†	7.60%		3/1/2029	6,500	7,262,450
Republic of Egypt†	7.903%		2/21/2048	1,560	1,581,918
Total					14,693,250

Ghana 0.23%
Republic of Ghana†	6.375%		2/11/2027	9,500	9,598,249

Nigeria 0.32%
Republic of Nigeria†	6.375%		7/12/2023	3,720	4,002,690
Republic of Nigeria†	7.143%		2/23/2030	8,475	9,038,079
Total					13,040,769

Qatar 0.22%
State of Qatar†	3.25%		6/2/2026	5,701	6,242,179
State of Qatar†	5.103%		4/23/2048	2,100	2,732,243
Total					8,974,422

Sri Lanka 0.18%
Republic of Sri Lanka†	5.875%		7/25/2022	8,500	7,565,000

Turkey 0.31%
Republic of Turkey	4.25%		4/14/2026	5,200	4,962,360
Republic of Turkey	5.25%		3/13/2030	2,532	2,364,984
Republic of Turkey	5.75%		3/22/2024	2,625	2,713,720
Turkiye Ihracat Kredi Bankasi AS†	8.25%		1/24/2024	2,650	2,869,550
Total					12,910,614

Ukraine 0.05%
Ukraine Government International Bond†	7.75%		9/1/2024	1,952	2,153,339
Total Foreign Government Obligations (cost $68,381,681)					73,593,847

See Notes to Financial Statements.	343

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.06%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.145%	#(h)	2/25/2032	$16,329	$1,869,984
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(h)	2/16/2053	552	573,853
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $2,427,719)					2,443,837

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 9.49%
Federal National Mortgage Assoc.(i)	2.50%		TBA	58,018	60,067,906
Federal National Mortgage Assoc.(i)	3.00%		TBA	49,000	51,178,921
Federal National Mortgage Assoc.	3.50%		9/1/2047 - 3/1/2050	50,775	54,341,100
Federal National Mortgage Assoc.(i)	3.50%		TBA	137,750	145,398,843
Government National Mortgage Assoc.(i)	2.50%		TBA	80,000	82,849,782
Total Government Sponsored Enterprises Pass-Throughs (cost $391,993,106)					393,836,552

MUNICIPAL BONDS 0.50%

Miscellaneous
County of Miami-Dade FL	2.786%		10/1/2037	1,340	1,321,648
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	4,092	4,271,193
New Jersey Transportation Trust Fund Authority	4.081%		6/15/2039	1,055	1,161,555
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	7,170	7,813,007
New York City Transitional Finance Authority Futur	1.95%		8/1/2034	4,200	4,009,858
Regents of the University of California Medical Center	3.006%		5/15/2050	2,380	2,337,878
Total Municipal Bonds (cost $21,139,095)					20,915,139

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.03%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(h)	12/25/2059	1,324	1,336,916
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.051% (1 Mo. LIBOR + .95%	)#	6/15/2035	6,700	6,709,487
BBCMS Mortgage Trust 2019-BWAY A†	1.057% (1 Mo. LIBOR + .96%	)#	11/15/2034	4,168	4,160,944
BBCMS Mortgage Trust 2019-BWAY B†	1.411% (1 Mo. LIBOR + 1.31%	)#	11/15/2034	1,832	1,822,041
Benchmark Mortgage Trust 2018-B5 C	4.61%	#(h)	7/15/2051	5,200	5,872,550
BHMS 2018-ATLS C†	2.001% (1 Mo. LIBOR + 1.90%	)#	7/15/2035	3,965	3,964,795
BX Trust 2018-GW A†	0.901% (1 Mo. LIBOR + .80%	)#	5/15/2035	10,503	10,527,333
BX Trust 2019-OC11 A†	3.202%		12/9/2041	7,941	8,505,562
CF Trust 2019-BOSS A1†	4.75% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	4,660	4,254,794	(j)

344	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.163%	#(h)	10/10/2047	$50,626	$347,482
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	8,100	6,160,476
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	0.969%	#(h)	8/10/2047	3,564	88,301
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.712%	#(h)	8/10/2047	12,450	11,064,283
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.307%	#(h)	2/10/2048	10,552	7,741,042
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(h)	7/10/2050	3,400	3,761,493
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.321%	#(h)	7/10/2050	1,570	1,720,931
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.321%	#(h)	7/10/2050	4,369	4,494,645
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.321%	#(h)	7/10/2050	7,822	6,750,519
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000	2,621,360
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(h)	2/25/2050	3,418	3,474,393
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	6,233	6,272,836
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.389%	#(h)	11/15/2049	4,890	3,675,377
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	4,507	4,869,562
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	3,895	4,080,895
DBWF Mortgage Trust 2018-GLKS A†	1.127% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	6,500	6,514,503
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(h)	10/25/2059	2,260	2,285,182
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(h)	1/25/2060	2,030	2,057,170
Freddie Mac STACR REMIC Trust 2021-DNA3 M2†	2.11% (SOFR30A + 2.10%	)#	10/25/2033	7,725	7,863,329
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	1,443	1,467,260
Great Wolf Trust 2019-WOLF A†	1.135% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	12,751	12,782,892
GS Mortgage Securities Corp. II 2021-ROSS G†	4.80% (1 Mo. LIBOR + 4.65%	)#	5/15/2026	7,288	7,332,517
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.051% (1 Mo. LIBOR + .95%	)#	7/15/2035	4,372	4,376,156

See Notes to Financial Statements.	345

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust 2014-GC26 C	4.51%	#(h)	11/10/2047	$135	$136,100
GS Mortgage Securities Trust 2015-GC32 C	4.422%	#(h)	7/10/2048	1,230	1,327,065
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541%	#(h)	8/5/2034	19,156	440,205
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	3,714,130
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(h)	8/5/2034	3,741	2,627,804
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493%	#(h)	8/5/2034	22,024	123,775
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.267%	#(h)	7/15/2048	2,500	2,660,322
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(h)	10/5/2031	2,860	2,829,919
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.101% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	3,290	3,297,198
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.401% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	6,336	6,347,980
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	3,436	3,448,696
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.057% (1 Mo. LIBOR + .95%	)#	7/5/2033	2,393	2,398,673
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.357% (1 Mo. LIBOR + 1.25%	)#	7/5/2033	7,410	7,437,034
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	2,228	2,352,253
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	2,968	3,133,330
Life Mortgage Trust 2021-BMR E†	1.851% (1 Mo. LIBOR + 1.75%	)#	3/15/2038	4,000	4,018,335
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	481	317,401
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(h)	1/26/2060	1,262	1,286,132
One New York Plaza Trust 2020-1NYP B†	1.601% (1 Mo. LIBOR + 1.50%	)#	1/15/2026	10,480	10,577,533
PFP Ltd. 2019-6 A†	1.148% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	2,817	2,802,285
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	3,186	3,252,898
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(h)	2/25/2024	932	948,150

346	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	#(h)	1/5/2043	$695	$762,959
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(h)	2/25/2050	1,895	1,922,754
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(h)	4/25/2065	8,821	8,927,640
UBS-BAMLL Trust 2012-WRM E†	4.238%	#(h)	6/10/2030	3,905	1,719,824
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	4,132	4,198,739
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	8,143	8,183,052
Verus Securitization Trust 2021-2 A1†	1.031%	#(h)	2/25/2066	11,817	11,838,205
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(h)	4/25/2065	5,604	5,639,808
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.309%	#(h)	7/15/2046	5,195	2,862,738
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.094%	#(h)	5/15/2048	7,460	7,310,326
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.462%	#(h)	9/15/2048	4,020	4,112,187
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(h)	7/15/2048	2,642	2,752,663
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.985%	#(h)	1/15/2059	2,748	2,689,399
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(h)	11/15/2050	3,197	3,504,702
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.562%	#(h)	10/15/2057	56,920	914,777
Total Non-Agency Commercial Mortgage-Backed Securities (cost $293,409,126)					291,774,017

U.S. TREASURY OBLIGATIONS 27.17%
U.S. Treasury Bill	Zero Coupon		7/29/2021	483,776	483,772,101
U.S. Treasury Bill	Zero Coupon		11/18/2021	41,500	41,496,081
U.S. Treasury Bond	1.125%		5/15/2040	82,722	69,034,094
U.S. Treasury Bond	1.375%		8/15/2050	22,522	18,057,629
U.S. Treasury Bond	1.625%		11/15/2050	58,424	49,934,263
U.S. Treasury Note	0.125%		3/31/2023	83,829	83,822,451
U.S. Treasury Note	0.375%		4/15/2024	119,641	119,958,796
U.S. Treasury Note	0.625%		8/15/2030	152,397	140,258,817
U.S. Treasury Note	0.75%		3/31/2026	59,777	59,730,299
U.S. Treasury Note	1.125%		2/29/2028	61,745	61,414,568
Total U.S. Treasury Obligations (cost $1,135,086,015)					1,127,479,099
Total Long-Term Investments (cost $4,320,088,190)					4,381,630,139

See Notes to Financial Statements.	347

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 3.08%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $63,942,600 of U.S. Treasury Note at 2.125% due 7/31/2024; $51,508,700 of U.S. Treasury Inflation Indexed Note at 0.125% due 7/15/2024; value: $ 62,439,722; proceeds: $127,834,010 (cost $127,834,010)	$127,834	$127,834,010
Total Investments in Securities 108.65% (cost $4,447,922,200)		4,509,464,149
Liabilities in Excess of Cash, Foreign Cash and Other Assets(k) (8.65%)		(359,084,462)
Net Assets 100.00%		$4,150,379,687

CAD	Canadian dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2021, the total value of Rule 144A securities was $1,548,302,154, which represents 37.31% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2021.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically redetermined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2021.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(k)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

348	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at May 31, 2021(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.33(4)(5)	Credit Suisse	1.00%	6/20/2026	$38,000,000	$(36,903,888)	$1,311,357	$(215,245)
Markit CDX. NA.HY.33(4)(5)	Credit Suisse	5.00%	6/20/2026	37,906,000	(41,588,077)	(3,511,901)	(170,176)
Markit CDX. NA.HY.33(4)(5)	Credit Suisse	1.00%	6/20/2026	171,200,000	(175,380,972)	(3,553,994)	(626,978)
Total						$(5,754,538)	$(1,012,399)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,012,400.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at May 31, 2021(1):

Referenced Index*	Swap Counter- party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Receivable/ Payable at Fair Value(4)
Markit CMBX. NA.A.6	Morgan Stanley	3.00%	8/17/2061	$8,600,000	$8,069,320	$(483,928)	$(46,752)	$(530,680)
Markit CMBX. NA.A.6	Citibank	1.50%	10/17/2057	5,000,000	5,022,612	25,455	(2,843)	22,612
Markit CMBX. NA.A.6	Citibank	3.00%	9/17/2058	5,000,000	4,506,054	(537,891)	43,945	(493,946)
Total						$(996,364)	$(5,650)	$(1,002,014)
*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $43,944. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $49,594.
(4)	Includes upfront payments received.

See Notes to Financial Statements.	349

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2021

Open Forward Foreign Currency Exchange Contracts at May 31, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Goldman Sachs	7/20/2021	4,117,000	$3,270,546	$3,410,715	$140,169

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	7/20/2021	14,045,000	$11,206,882	$11,635,535	$(428,653)
Canadian dollar	Sell	Toronto Dominion Bank	7/20/2021	4,117,000	3,298,640	3,410,715	(112,075)
Euro	Sell	Bank of America	6/4/2021	1,829,000	2,215,870	2,236,676	(20,806)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(561,534)

Open Futures Contracts at May 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	September 2021	2,369	Short	$(343,614,163)	$(343,393,953)	$220,210
U.S. 2-Year Treasury Note	September 2021	3,700	Long	816,574,832	816,717,191	142,359
Total Unrealized Appreciation on Open Futures Contracts						$362,569

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2021	1,168	Long	$154,296,678	$154,103,000	$(193,678)
U.S. 5-Year Treasury Note	September 2021	730	Long	90,418,618	90,411,641	(6,977)
U.S. Long Bond	September 2021	2,203	Long	345,599,634	344,838,344	(761,290)
U.S. Ultra Treasury Bond	September 2021	705	Long	130,844,912	130,601,250	(243,662)
Total Unrealized Depreciation on Open Futures Contracts						$(1,205,607)

350	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$836,823,429	$–	$836,823,429
Corporate Bonds	–	1,551,859,958	–	1,551,859,958
Floating Rate Loans	–	82,904,261	–	82,904,261
Foreign Government Obligations	–	73,593,847	–	73,593,847
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	2,443,837	–	2,443,837
Government Sponsored Enterprises Pass–Throughs	–	393,836,552	–	393,836,552
Municipal Bonds	–	20,915,139	–	20,915,139
Non-Agency Commercial Mortgage-Backed Securities	–	287,519,223	4,254,794	291,774,017
U.S. Treasury Obligations	–	1,127,479,099	–	1,127,479,099
Short-Term Investments
Repurchase Agreements	–	127,834,010	–	127,834,010
Total	$–	$4,505,209,355	$4,254,794	$4,509,464,149
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(1,012,399)	–	(1,012,399)
Credit Default Swap Contracts
Assets	–	22,612	–	22,612
Liabilities	–	(1,024,626)	–	(1,024,626)
Forward Foreign Currency Exchange Contracts
Assets	–	140,169	–	140,169
Liabilities	–	(561,534)	–	(561,534)
Futures Contracts
Assets	362,569	–	–	362,569
Liabilities	(1,205,607)	–	–	(1,205,607)
Total	$(843,038)	$(2,435,778)	$–	$(3,278,816)
(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments were not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	351

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND May 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
LONG-TERM INVESTMENTS 93.63%

ASSET-BACKED SECURITIES 26.64%

Automobiles 13.61%
ACC Trust 2019-1 A†	3.75%		5/20/2022	$332	$332,777
American Credit Acceptance Receivables Trust 2020-2 A†	1.65%		12/13/2023	5,257	5,274,221
American Credit Acceptance Receivables Trust 2020-3 A†	0.62%		10/13/2023	24,224	24,244,439
AmeriCredit Automobile Receivables Trust 2020-2 A2A	0.60%		12/18/2023	10,273	10,291,270
ARI Fleet Lease Trust 2020-A A2†	1.77%		8/15/2028	7,894	7,953,215
Arivo Acceptance Auto Loan Receivables Trust 2021-1A A†	1.19%		1/15/2027	17,306	17,360,455
BMW Vehicle Lease Trust 2021-1 A3	0.29%		1/25/2024	97,234	97,339,402
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%		12/20/2023	3,452	3,465,846
Capital One Prime Auto Receivables Trust 2020-1 A2	1.64%		6/15/2023	14,974	15,018,482
CarMax Auto Owner Trust 2018-3 A3	3.13%		6/15/2023	6,197	6,272,686
CarMax Auto Owner Trust 2019-1 A3	3.05%		3/15/2024	9,662	9,828,845
Carmax Auto Owner Trust 2019-2 A3	2.68%		3/15/2024	37,431	38,167,496
CarMax Auto Owner Trust 2020-2 A3	1.70%		11/15/2024	5,680	5,762,465
Carvana Auto Receivables Trust 2020-P1 A2	0.28%		11/8/2023	13,325	13,331,879
Carvana Auto Receivables Trust 2020-P1 A3	0.44%		6/9/2025	16,043	16,093,866
Carvana Auto Receivables Trust 2021-N1 B	1.09%		1/10/2028	41,645	41,717,188
Chesapeake Funding II LLC 2018-3A A2†	0.581% (1 Mo. LIBOR + .48%	)#	1/15/2031	35,005	35,037,435
CPS Auto Receivables Trust 2020-C A†	0.63%		3/15/2024	9,186	9,196,572
CPS Auto Receivables Trust 2020-C B†	1.01%		1/15/2025	3,880	3,901,487
Donlen Fleet Lease Funding 2 LLC 2021-2 A2†	0.56%		12/11/2034	88,275	88,450,738
Drive Auto Receivables Trust 2017-3 D†	3.53%		12/15/2023	1,615	1,632,218
Drive Auto Receivables Trust 2017-AA D†	4.16%		5/15/2024	6,313	6,323,939
Drive Auto Receivables Trust 2018-4 C	3.66%		11/15/2024	1,630	1,633,840
Drive Auto Receivables Trust 2018-4 D	4.09%		1/15/2026	1,390	1,429,688
Drive Auto Receivables Trust 2019-3 C	2.90%		8/15/2025	5,000	5,106,828
Drive Auto Receivables Trust 2019-4 B	2.23%		1/16/2024	45,825	46,001,433
Drive Auto Receivables Trust 2020-2 A2A	0.85%		7/17/2023	10,813	10,821,867
Drive Auto Receivables Trust 2021-1 A3	0.44%		11/15/2024	27,730	27,775,183
Enterprise Fleet Financing LLC 2017-3 A3†	2.36%		5/20/2023	5,018	5,036,340
Enterprise Fleet Financing LLC 2018-1 A3†	3.10%		10/20/2023	8,838	8,874,362

352	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
Exeter Automobile Receivables Trust 2020-2A A†	1.13%	8/15/2023	$4,326	$4,332,864
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	6,313	6,349,744
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	14,218	14,333,681
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	6,094	6,129,472
Flagship Credit Auto Trust 2021-2 B†	0.93%	6/15/2027	10,000	10,020,562
Ford Credit Auto Lease Trust 2020-A A2	1.80%	7/15/2022	8,458	8,467,179
Ford Credit Auto Lease Trust 2020-B A2A	0.50%	12/15/2022	28,099	28,128,279
Ford Credit Auto Owner Trust 2017-1 A†	2.62%	8/15/2028	20,898	21,257,044
Ford Credit Auto Owner Trust 2018-B A3	3.24%	4/15/2023	7,753	7,829,924
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	2,554	2,557,920
Ford Credit Auto Owner Trust 2020-B A2	0.50%	2/15/2023	40,025	40,068,793
Ford Credit Auto Owner Trust 2020-C A2	0.25%	9/15/2023	93,598	93,652,136
Foursight Capital Automobile Receivables Trust 2020-1 A2†	1.97%	9/15/2023	4,833	4,848,688
GLS Auto Receivables Issuer Trust 2020-3A A†	0.69%	10/16/2023	11,512	11,531,237
GLS Auto Receivables Issuer Trust 2021-1A B†	0.82%	4/15/2025	15,400	15,429,867
GLS Auto Receivables Issuer Trust 2021-1A C†	1.20%	1/15/2027	14,600	14,701,403
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	1,048	1,050,658
GM Financial Automobile Leasing Trust 2020-1 A2A	1.67%	4/20/2022	4,950	4,957,801
GM Financial Automobile Leasing Trust 2020-2 A2A	0.71%	10/20/2022	17,821	17,862,517
GM Financial Automobile Leasing Trust 2020-3 A2A	0.35%	11/21/2022	66,195	66,245,342
GM Financial Automobile Leasing Trust 2020-3 A3	0.45%	8/21/2023	28,464	28,550,428
GM Financial Consumer Automobile Receivables Trust 2017-3A A4†	2.13%	3/16/2023	1,850	1,854,943
GM Financial Consumer Automobile Receivables Trust 2019-2 A3	2.65%	2/16/2024	27,996	28,359,344
GM Financial Consumer Automobile Receivables Trust 2020-1 A2	1.83%	1/17/2023	1,527	1,528,286
GM Financial Consumer Automobile Receivables Trust 2020-4 A2	0.26%	11/16/2023	113,193	113,262,186
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	30,710	30,729,047
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	13,111	13,131,499
Honda Auto Receivables Owner Trust 2020-3 A2	0.27%	2/21/2023	134,429	134,506,996
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	46,416	46,549,961
Hyundai Auto Lease Securitization Trust 2020-B A2†	0.36%	1/17/2023	49,384	49,432,723
Hyundai Auto Lease Securitization Trust 2020-B A3†	0.51%	9/15/2023	27,857	27,980,317
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	21,392	21,402,005
Hyundai Auto Lease Securitization Trust 2021-A A3†	0.33%	1/16/2024	61,940	62,045,707

See Notes to Financial Statements.	353

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
Hyundai Auto Receivables Trust 2020-B A2	0.38%	3/15/2023	$15,385	$15,396,539
Mercedes-Benz Auto Lease Trust 2019-B A3	2.00%	10/17/2022	6,252	6,304,992
Mercedes-Benz Auto Receivables Trust 2020-1 A2	0.46%	3/15/2023	30,338	30,368,022
Nissan Auto Lease Trust 2020-B A2	0.34%	12/15/2022	119,778	119,898,122
Nissan Auto Receivables Owner Trust 2019-A A3	2.90%	10/16/2023	23,068	23,389,019
Prestige Auto Receivables Trust 2019-1A A3†	2.45%	5/15/2023	14,211	14,268,011
Santander Consumer Auto Receivables Trust 2020-BA A3†	0.46%	8/15/2024	25,276	25,327,947
Santander Consumer Auto Receivables Trust 2021-AA A2†	0.23%	11/15/2023	30,494	30,504,746
Santander Consumer Auto Receivables Trust 2021-AA A3†	0.33%	10/15/2025	26,527	26,545,033
Santander Drive Auto Receivables Trust 2018-2 C	3.35%	7/17/2023	5,643	5,657,365
Santander Drive Auto Receivables Trust 2018-3 C	3.51%	8/15/2023	6,379	6,396,639
Santander Drive Auto Receivables Trust 2020-2 A2A	0.62%	5/15/2023	5,250	5,251,772
Santander Drive Auto Receivables Trust 2021-2 C	0.90%	6/15/2026	15,410	15,482,792
Santander Retail Auto Lease Trust 2019-B A2A†	2.29%	4/20/2022	527	527,837
Santander Retail Auto Lease Trust 2021-A B†	0.92%	3/20/2026	24,305	24,358,612
Tesla Auto Lease Trust 2018-B A†	3.71%	8/20/2021	444	445,008
Tesla Auto Lease Trust 2019-A A3†	2.16%	10/20/2022	49,529	50,298,998
Tesla Auto Lease Trust 2020-A A2†	0.55%	5/22/2023	10,572	10,590,537
Tesla Auto Lease Trust 2021-A A3†	0.56%	3/20/2025	40,000	40,161,888
Tesla Auto Lease Trust 2021-A B†	1.02%	3/20/2025	21,725	21,799,434
Toyota Auto Receivables Owner Trust 2018-D A3	3.18%	3/15/2023	6,097	6,166,410
Toyota Auto Receivables Owner Trust 2019-A A3	2.91%	7/17/2023	10,921	11,079,718
Toyota Auto Receivables Owner Trust 2020-C A2	0.36%	2/15/2023	29,314	29,334,578
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%	5/15/2023	125,872	125,916,664
Volkswagen Auto Lease Trust 2020-A A2	0.27%	4/20/2023	90,367	90,461,099
Volkswagen Auto Lease Trust 2020-A A3	0.39%	1/22/2024	44,001	44,145,913
Volkswagen Auto Loan Enhanced Trust 2018-2 A3	3.25%	4/20/2023	6,321	6,392,609
Volkswagen Auto Loan Enhanced Trust 2020-1 A2A	0.93%	12/20/2022	17,360	17,387,896
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	482	482,980
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%	2/15/2023	16,141	16,206,140
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%	2/15/2024	67,851	68,062,654
Westlake Automobile Receivables Trust 2021-1A C†	0.95%	3/16/2026	87,800	88,003,222
World Omni Auto Receivables Trust 2019-B A3	2.59%	7/15/2024	5,481	5,552,187

354	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
World Omni Automobile Lease Securitization Trust 2019-A A3	2.94%		5/16/2022	$7,789	$7,816,723
World Omni Automobile Lease Securitization Trust 2020-B A2	0.32%		9/15/2023	47,844	47,909,059
Total					2,540,656,180

Credit Cards 2.75%
American Express Credit Account
Master Trust 2017-2 A	0.551% (1 Mo. LIBOR + .45%	)#	9/16/2024	4,415	4,429,465
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	9,000	9,200,977
BA Credit Card Trust 2018-A3	3.10%		12/15/2023	28,475	28,584,264
Barclays Dryrock Issuance Trust 2018-1 A	0.431% (1 Mo. LIBOR + .33%	)#	7/15/2024	8,533	8,540,939
Capital One Multi-Asset Execution Trust 2016-A7	0.611% (1 Mo. LIBOR + .51%	)#	9/16/2024	13,141	13,189,695
Capital One Multi-Asset Execution Trust 2019-A1	2.84%		12/15/2024	10,500	10,705,611
Discover Card Execution Note Trust 2018-A4	3.11%		1/16/2024	11,380	11,421,375
Discover Card Execution Note Trust 2018-A5	3.32%		3/15/2024	13,370	13,492,638
Discover Card Execution Note Trust 2019-A1	3.04%		7/15/2024	13,936	14,195,785
Discover Card Execution Note Trust 2019-A2 A	0.371% (1 Mo. LIBOR + .27%	)#	12/15/2023	5,339	5,346,234
First National Master Note Trust 2018-1 A	0.561% (1 Mo. LIBOR + .46%	)#	10/15/2024	32,938	32,986,129
Synchrony Card Funding LLC 2019-A1 A	2.95%		3/15/2025	97,011	99,168,709
Synchrony Card Issuance Trust 2018-A1 A	3.38%		9/15/2024	74,175	74,868,603
World Financial Network Credit Card Master Trust 2018-B A	3.46%		7/15/2025	29,864	30,146,340
World Financial Network Credit Card Master Trust 2019-A A	3.14%		12/15/2025	48,860	49,890,194
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	104,350	107,060,387
Total					513,227,345

Other 10.28%
Affirm Asset Securitization Trust 2021-A†	0.88%		8/15/2025	58,000	58,135,824
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	3,561	3,612,102
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	11,233	11,412,841

See Notes to Financial Statements.	355

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Apidos CLO XXIV 2016-24A A1AL†	1.138% (3 Mo. LIBOR + 0.95%	)#	10/20/2030	$60,000	$59,926,164
Apidos CLO XXXI 2019-31A A1R†	Zero Coupon (3 Mo. LIBOR + 1.10%	)#	4/15/2031	30,000	30,008,949
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.251% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	26,901	26,934,613
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	1.251% (1 Mo. LIBOR + 1.15%	)#	5/15/2037	14,350	14,367,917
Atrium IX-9A AR2†	1.125% (3 Mo. LIBOR + .99%	)#	5/28/2030	40,630	40,660,056
Avery Point VI CLO Ltd. 2015-6A AR2†	1.076% (3 Mo. LIBOR + .90%	)#	8/5/2027	18,925	18,911,197
Bain Capital Credit CLO Ltd. 2016-2A ARR†	1.154% (3 Mo. LIBOR + .97%	)#	1/15/2029	48,765	48,815,320
Barings CLO Ltd. 2019-3A A1R†	1.192% (3 Mo. LIBOR + 1.07%	)#	4/20/2031	38,370	38,372,394
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	1.168% (3 Mo. LIBOR + .98%	)#	7/20/2029	60,000	59,951,592
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	Zero Coupon (3 Mo. LIBOR + .98%	)#	7/20/2031	26,090	25,999,267
Cedar Funding XI Clo Ltd. 2019-11A A1R†(a)	Zero Coupon (3 Mo. LIBOR + 1.05%	)#	5/29/2032	36,290	36,290,000
CIFC Funding Ltd. 2021-4A A†(a)	Zero Coupon (3 Mo. LIBOR + 1.05%	)#	7/15/2033	24,750	24,750,000
Dell Equipment Finance Trust 2020-2 A2†	0.47%		10/24/2022	35,598	35,651,041
Dell Equipment Finance Trust 2020-2 A3†	0.57%		10/23/2023	49,519	49,769,239
Encina Equipment Finance LLC 2021-1A A1†	0.50%		9/15/2025	38,325	38,426,446
Encina Equipment Finance LLC 2021-1A A2†	0.74%		12/15/2026	23,365	23,430,983
Flatiron Clo 17 Ltd. Flat 2017 1A AR†	1.136% (3 Mo. LIBOR + .98%	)#	5/15/2030	17,000	17,023,574
Freed ABS Trust 2020-1CP 2021-1CP A†	0.66%		3/20/2028	15,263	15,272,536
FS RIALTO 2021-FL2 A†	1.401% (1 Mo. LIBOR + 1.30%	)#	4/16/2028	18,000	18,030,299
Galaxy CLO Ltd. 2017-23 AR†	1.046% (3 Mo. LIBOR + 0.87%	)#	4/24/2029	57,830	57,744,574
Galaxy XIX CLO Ltd. 2015-19A A1RR†	1.126% (3 Mo. LIBOR + .95%	)#	7/24/2030	50,000	49,988,865
HGI CRE CLO Ltd. 2021-FL1 A†	1.16% (1 Mo. LIBOR + 1.05%	)#	6/16/2036	21,570	21,615,133

356	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
HGI CRE CLO Ltd. 2021-FL1 AS†	1.51% (1 Mo. LIBOR + 1.40%	)#	6/16/2036	$6,177	$6,190,618
HGI CRE CLO Ltd. 2021-FL1 B†	1.71% (1 Mo. LIBOR + 1.60%	)#	6/16/2036	6,990	7,005,379
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	7,173	7,204,026
HPEFS Equipment Trust 2020-2A A2†	0.65%		7/22/2030	37,131	37,188,095
KAYNE CLO 2018-1AR†	1.164% (3 Mo. LIBOR + 0.98%	)#	7/15/2031	28,370	28,435,923
KKR CLO Ltd. 18 A†	1.46% (3 Mo. LIBOR + 1.27%	)#	7/18/2030	7,879	7,887,529
LFT CRE Ltd. 2021-FL1 A†(a)	1.27% (1 Mo. LIBOR + 1.17%	)#	6/15/2039	53,040	53,226,117	(b)
LFT CRE Ltd. 2021-FL1 B†(a)	1.85% (1 Mo. LIBOR + 1.75%	)#	6/15/2039	41,120	41,264,290	(b)
LMREC LLC 2021-CRE4 A†	1.16% (1 Mo. LIBOR + 1.05%	)#	4/22/2037	38,000	38,056,620
Madison Park Funding Ltd. 2015-17A AR2†	1.186% (3 Mo. LIBOR + 1.00%	)#	7/21/2030	40,000	40,025,536
Madison Park Funding X Ltd. 2012-10A AR3†	1.198% (3 Mo. LIBOR + 1.01%	)#	1/20/2029	67,309	67,350,058
Madison Park Funding XI Ltd. 2013-11A AR2†	1.073% (3 Mo. LIBOR + .90%	)#	7/23/2029	60,000	60,022,500
Madison Park Funding XXXV Ltd. 2019-35A A1R†	1.178% (3 Mo. LIBOR + .99%	)#	4/20/2032	49,080	49,089,148
Marlette Funding Trust 2021-1A A†	0.60%		6/16/2031	21,925	21,950,468
Marlette Funding Trust 2021-1A B†	1.00%		6/16/2031	9,175	9,208,577
NextGear Floorplan Master Owner Trust 2018-2A A1†	0.701% (1 Mo. LIBOR + .60%	)#	10/15/2023	13,616	13,643,257
Octagon Investment Partners 30 Ltd. 2017-1A A1R†	1.188% (3 Mo. LIBOR + 1.00%	)#	3/17/2030	68,340	68,390,066
Octagon Investment Partners 31 LLC 2017-1A AR†	1.238% (3 Mo. LIBOR + 1.05%	)#	7/20/2030	50,000	50,065,015
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.134% (3 Mo. LIBOR + .95%	)#	7/15/2029	60,000	59,996,850
Pagaya AI Debt Selection Trust 2021-1 A†	1.18%		11/15/2027	67,525	67,684,656
PFS Financing Corp. 2020-F A†	0.93%		8/15/2024	24,175	24,320,882
Regatta Funding LP 2013-2A A1R3†	1.034% (3 Mo. LIBOR + .85%	)#	1/15/2029	68,164	68,107,972
SCF Equipment Leasing 2021-1 LLC 2021-1A A2†	0.42%		8/20/2026	143,050	143,145,715

See Notes to Financial Statements.	357

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	$7,430	$7,478,546
TCI-Flatiron Clo Ltd. 2017-1A AR†	1.116% (3 Mo. LIBOR + .96%	)#	11/18/2030	50,000	49,955,555
TCW CLO AMR Ltd. 2019-1A A†	1.13% (3 Mo. LIBOR + .97%	)#	2/15/2029	64,535	64,559,094
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	1,226	1,243,001
Total					1,917,796,419
Total Asset-Backed Securities (cost $4,970,592,832)					4,971,679,944

CORPORATE BONDS 56.88%

Aerospace/Defense 0.97%
Boeing Co. (The)	1.167%		2/4/2023	39,426	39,614,165
L3Harris Technologies, Inc.	0.933% (3 Mo. LIBOR + .75%	)#	3/10/2023	81,249	81,843,274
Raytheon Technologies Corp.	2.80%		3/15/2022	58,054	59,097,851
Total					180,555,290

Apparel 0.18%
Tapestry, Inc.	3.00%		7/15/2022	32,902	33,588,678

Automotive 5.35%
American Honda Finance Corp.	0.527% (3 Mo. LIBOR + .35%	)#	6/11/2021	22,654	22,656,863
American Honda Finance Corp.	0.733% (3 Mo. LIBOR + .54%	)#	6/27/2022	68,107	68,492,756
BMW Finance NV (Netherlands)†(c)	0.958% (3 Mo. LIBOR + .79%	)#	8/12/2022	45,212	45,576,144
BMW US Capital LLC†	0.66% (3 Mo. LIBOR + .50%	)#	8/13/2021	55,393	55,452,492
BMW US Capital LLC†	0.716% (3 Mo. LIBOR + .53%	)#	4/14/2022	48,220	48,409,421
BMW US Capital LLC†	0.834% (3 Mo. LIBOR + .64%	)#	4/6/2022	9,101	9,142,264
Daimler Finance North America LLC†	0.846% (3 Mo. LIBOR + .67%	)#	11/5/2021	98,305	98,573,862
Daimler Finance North America LLC†	1.03% (3 Mo. LIBOR + .88%	)#	2/22/2022	16,045	16,137,992
Daimler Finance North America LLC†	1.056% (3 Mo. LIBOR + .90%	)#	2/15/2022	67,089	67,446,115
Daimler Finance North America LLC†	2.85%		1/6/2022	5,870	5,960,316
Daimler Finance North America LLC†	3.40%		2/22/2022	18,181	18,583,068

358	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automotive (continued)
Ford Motor Credit Co. LLC	1.068% (3 Mo. LIBOR + .88%	)#	10/12/2021	$32,743	$32,677,516
General Motors Co.	4.875%		10/2/2023	54,469	59,582,703
General Motors Co.	5.40%		10/2/2023	2,000	2,213,030
General Motors Financial Co., Inc.	1.184% (3 Mo. LIBOR + .99%	)#	1/5/2023	2,989	3,018,903
General Motors Financial Co., Inc.	1.509% (3 Mo. LIBOR + 1.31%	)#	6/30/2022	15,191	15,363,047
General Motors Financial Co., Inc.	1.736% (3 Mo. LIBOR + 1.55%	)#	1/14/2022	9,237	9,313,101
General Motors Financial Co., Inc.	3.20%		7/6/2021	39,105	39,117,410
General Motors Financial Co., Inc.	3.70%		5/9/2023	4,587	4,833,362
General Motors Financial Co., Inc.	4.20%		11/6/2021	28,698	29,175,213
General Motors Financial Co., Inc.	4.375%		9/25/2021	10,836	10,974,393
General Motors Financial Co., Inc.	5.10%		1/17/2024	36,347	40,238,750
General Motors Financial Co., Inc.	5.20%		3/20/2023	18,347	19,841,198
Hyundai Capital America†	0.80%		1/8/2024	40,527	40,466,745
Hyundai Capital America†	2.375%		2/10/2023	8,357	8,591,659
Hyundai Capital America†	3.25%		9/20/2022	18,805	19,444,431
Stellantis N.V. (Netherlands)(c)	5.25%		4/15/2023	29,362	31,803,891
Toyota Motor Credit Corp.	1.15%		5/26/2022	91,057	91,967,943
Volkswagen Group of America Finance LLC†	0.75%		11/23/2022	34,858	35,038,903
Volkswagen Group of America Finance LLC†	1.051% (3 Mo. LIBOR + .86%	)#	9/24/2021	34,299	34,389,503
Volkswagen Group of America Finance LLC†	1.108% (3 Mo. LIBOR + .94%	)#	11/12/2021	3,115	3,127,666
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	10,339	10,588,552
Total					998,199,212

Banks: Regional 32.79%
ABN AMRO Bank NV (Netherlands)†(c)	0.709% (3 Mo. LIBOR + .57%	)#	8/27/2021	28,061	28,102,375
ABN AMRO Bank NV (Netherlands)(c)	6.25%		4/27/2022	4,534	4,767,066
AIB Group plc (Ireland)†(c)	4.75%		10/12/2023	77,826	84,947,007
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	0.639%(3 Mo. LIBOR + .49%	)#	11/21/2022	30,679	30,893,294
Banco BBVA Peru SA (Peru)(c)	5.00%		8/26/2022	1,602	1,666,537
Bank of America Corp.	0.851% (3 Mo. LIBOR + .65%	)#	6/25/2022	36,085	36,101,767
Bank of America Corp.	1.366% (3 Mo. LIBOR + 1.18%	)#	10/21/2022	20,602	20,693,507

See Notes to Financial Statements.	359

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Bank of America Corp.	3.124% (3 Mo. LIBOR + 1.16%	)#	1/20/2023	$4,944	$5,033,872
Bank of America Corp.	3.30%		1/11/2023	29,143	30,570,103
Bank of Ireland Group plc (Ireland)†(c)	4.50%		11/25/2023	39,191	42,513,286
Bank of Montreal (Canada)(c)	0.583% (3 Mo. LIBOR + .40%	)#	9/10/2021	45,316	45,369,655
Bank of Montreal (Canada)(c)	0.69% (SOFR + .68%	)#	3/10/2023	107,269	108,317,901
Bank of Nova Scotia (The) (Canada)(c)	0.56% (SOFR + .55%	)#	9/15/2023	67,842	68,351,364
Barclays Bank plc (United Kingdom)(c)	1.70%		5/12/2022	25,762	26,101,874
Barclays Bank plc (United Kingdom)†(c)	10.179%		6/12/2021	65,863	66,040,589
Barclays plc (United Kingdom)(c)	1.813% (3 Mo. LIBOR + 1.63%	)#	1/10/2023	4,955	4,995,600
Barclays plc (United Kingdom)(c)	3.684%		1/10/2023	26,347	26,867,927
Barclays plc (United Kingdom)(c)	4.61% (3 Mo. LIBOR + 1.40%	)#	2/15/2023	92,899	95,635,689
BBVA Bancomer SA†	4.375%		4/10/2024	5,535	6,056,508
BPCE SA (France)†(c)	1.424% (3 Mo. LIBOR + 1.24%	)#	9/12/2023	18,134	18,511,216
Canadian Imperial Bank of Commerce (Canada)(c)	0.81% (SOFR + .80%	)#	3/17/2023	137,844	139,070,335
Capital One NA	1.336% (3 Mo. LIBOR + 1.15%	)#	1/30/2023	1,730	1,740,315
Capital One NA	2.15%		9/6/2022	5,493	5,614,776
CIT Group, Inc.	3.929% (SOFR + 3.83%	)#	6/19/2024	9,200	9,768,146
CIT Group, Inc.	4.75%		2/16/2024	23,207	25,306,421
Citigroup, Inc.	0.871% (3 Mo. LIBOR + 0.69%	)#	10/27/2022	6,182	6,225,879
Citigroup, Inc.	0.88% (SOFR + .87%	)#	11/4/2022	30,236	30,340,448
Citigroup, Inc.	1.136% (3 Mo. LIBOR + 0.96%	)#	4/25/2022	46,057	46,395,728
Citigroup, Inc.	1.246% (3 Mo. LIBOR + 1.07%	)#	12/8/2021	20,970	21,063,714
Citigroup, Inc.	1.366% (3 Mo. LIBOR + 1.19%	)#	8/2/2021	32,186	32,251,839
Citigroup, Inc.	1.565% (3 Mo. LIBOR + 1.43%	)#	9/1/2023	2,992	3,037,377

360	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Citigroup, Inc.	2.312% (SOFR + .87%	)#	11/4/2022	$19,438	$19,608,459
Citigroup, Inc.	2.70%		10/27/2022	6,024	6,216,859
Citigroup, Inc.	3.142% (3 Mo. LIBOR + 0.72%	)#	1/24/2023	26,258	26,734,244
Citizens Bank NA/Providence RI	0.874% (3 Mo. LIBOR + 0.72%	)#	2/14/2022	31,773	31,900,919
Citizens Bank NA/Providence RI	0.951% (3 Mo. LIBOR + 0.81%	)#	5/26/2022	2,778	2,796,802
Citizens Bank NA/Providence RI	1.143% (3 Mo. LIBOR + 0.95%	)#	3/29/2023	14,500	14,678,602
Cooperatieve Rabobank UA (Netherlands)(c)	4.625%		12/1/2023	4,425	4,862,692
Credit Suisse AG	0.46% (SOFR + .45%	)#	2/4/2022	5,092	5,099,449
Credit Suisse AG	2.80%		4/8/2022	35,048	35,833,022
Credit Suisse Group AG (Switzerland)†(c)	2.997% (3 Mo. LIBOR + 1.20%	)#	12/14/2023	20,157	20,867,283
Credit Suisse Group AG (Switzerland)†(c)	3.574%		1/9/2023	28,342	28,854,277
Credit Suisse Group AG (Switzerland)†(c)	4.207% (3 Mo. LIBOR + 1.24%	)#	6/12/2024	23,000	24,590,988
Danske Bank A/S (Denmark)†(c)	1.171% (1 Yr Treasury CMT + 1.03%	)#	12/8/2023	31,766	31,941,359
Danske Bank A/S (Denmark)†(c)	1.226%		6/22/2024	11,630	11,779,001
Danske Bank A/S (Denmark)†(c)	1.244% (3 Mo. LIBOR + 1.06%	)#	9/12/2023	2,800	2,834,305
Danske Bank A/S (Denmark)†(c)	3.001% (3 Mo. LIBOR + 1.25%	)#	9/20/2022	79,840	80,408,129
Danske Bank A/S (Denmark)†(c)	5.00%		1/12/2022	86,990	89,353,489
Danske Bank A/S (Denmark)†(c)	5.00% (1 Yr Treasury CMT + 1.73%	)#	1/12/2023	2,840	2,913,858
Danske Bank A/S (Denmark)†(c)	5.375%		1/12/2024	21,400	23,863,559
DNB Bank ASA (Norway)†(c)	0.751% (3 Mo. LIBOR + .62%	)#	12/2/2022	45,058	45,406,803
Fifth Third Bank NA	0.616% (3 Mo. LIBOR + .44%	)#	7/26/2021	25,506	25,513,821
Fifth Third Bank NA	0.816% (3 Mo. LIBOR + .64%	)#	2/1/2022	1,505	1,511,451
First Abu Dhabi Bank PJSC (United Arab Emirates)(c)	1.134% (3 Mo. LIBOR + .95%	)#	4/16/2022	18,310	18,406,402
Goldman Sachs Group, Inc. (The)	0.481%		1/27/2023	72,132	72,206,222

See Notes to Financial Statements.	361

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Goldman Sachs Group, Inc. (The)	0.55% (SOFR + .54%	)#	11/17/2023	$53,778	$53,817,175
Goldman Sachs Group, Inc. (The)	0.90% (3 Mo. LIBOR + .75%	)#	2/23/2023	133,230	134,481,340
Goldman Sachs Group, Inc. (The)	0.966% (3 Mo. LIBOR + .78%	)#	10/31/2022	204,365	204,921,169
Goldman Sachs Group, Inc. (The)	2.876% (3 Mo. LIBOR +.82%	)#	10/31/2022	82,039	82,902,313
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	25,337	26,244,292
ING Groep NV (Netherlands)(c)	1.343% (3 Mo. LIBOR + 1.15%	)#	3/29/2022	55,235	55,699,595
Intesa Sanpaolo SpA (Italy)†(c)	3.125%		7/14/2022	15,951	16,406,780
Intesa Sanpaolo SpA (Italy)†(c)	3.375%		1/12/2023	6,927	7,229,126
Intesa Sanpaolo SpA (Italy)(c)	5.25%		1/12/2024	27,000	29,978,060
JPMorgan Chase & Co.	1.076% (3 Mo. LIBOR + .90%	)#	4/25/2023	1,332	1,341,752
JPMorgan Chase & Co.	1.184% (3 Mo. LIBOR + 1.00%	)#	1/15/2023	28,100	28,272,434
JPMorgan Chase & Co.	1.406% (3 Mo. LIBOR + 1.23%	)#	10/24/2023	31,990	32,471,941
JPMorgan Chase & Co.	2.776% (3 Mo. LIBOR + .94%	)#	4/25/2023	48,566	49,659,048
KeyBank NA	0.836% (3 Mo. LIBOR + .66%	)#	2/1/2022	61,863	62,134,069
KeyBank NA	0.96% (3 Mo. LIBOR + .81%	)#	11/22/2021	4,428	4,444,187
Lloyds Banking Group plc (United Kingdom)(c)	0.987% (3 Mo. LIBOR + .80%	)#	6/21/2021	9,292	9,296,200
Macquarie Bank Ltd. (Australia)†(c)	0.441%		12/16/2022	96,940	97,092,874
Macquarie Bank Ltd. (Australia)†(c)	0.60% (3 Mo. LIBOR + .45%	)#	11/24/2021	90,256	90,445,698
Macquarie Bank Ltd. (Australia)†(c)	0.625% (3 Mo. LIBOR + .45%	)#	8/6/2021	67,882	67,935,602
Macquarie Group Ltd. (Australia)†(c)	1.155% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	25,873	26,151,264
Macquarie Group Ltd. (Australia)†(c)	4.15% (3 Mo. LIBOR + 1.33%	)#	3/27/2024	16,446	17,489,081
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	0.826% (3 Mo. LIBOR + .65%	)#	7/26/2021	18,913	18,931,873
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	2.623%		7/18/2022	84,765	87,021,493
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	3.218%		3/7/2022	12,059	12,336,796

362	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Morgan Stanley	0.529% (SOFR + .46%	)#	1/25/2024	$71,792	$71,961,191
Morgan Stanley	0.71% (SOFR + .70%	)#	1/20/2023	288,988	289,884,415
Morgan Stanley	0.84% (SOFR + .83%	)#	6/10/2022	11,971	11,972,868
Morgan Stanley	1.114% (3 Mo. LIBOR + .93%	)#	7/22/2022	189,236	189,472,378
Morgan Stanley	1.576% (3 Mo. LIBOR + 1.40%	)#	10/24/2023	22,625	23,010,720
Morgan Stanley	4.875%		11/1/2022	17,185	18,254,024
Morgan Stanley	5.50%		7/28/2021	52,952	53,386,428
MUFG Union Bank NA	0.776% (3 Mo. LIBOR + .60%	)#	3/7/2022	46,286	46,457,298
National Australia Bank Ltd. (Australia)†(c)	0.594% (3 Mo. LIBOR + .41%	)#	12/13/2022	71,318	71,643,318
National Australia Bank Ltd. (Australia)†(c)	0.767% (3 Mo. LIBOR + .58%	)#	9/20/2021	4,611	4,619,160
National Bank of Canada (Canada)†(c)	2.15%		10/7/2022	8,695	8,912,159
Natwest Group Plc (United Kingdom)(c)	1.626% (3 Mo. LIBOR + 1.47%	)#	5/15/2023	52,890	53,483,603
Natwest Group Plc (United Kingdom)(c)	3.498% (3 Mo. LIBOR + 1.48%	)#	5/15/2023	79,307	81,637,665
Natwest Group Plc (United Kingdom)(c)	3.875%		9/12/2023	13,204	14,180,211
Natwest Group plc (United Kingdom)(c)	5.125%		5/28/2024	5,962	6,672,231
NatWest Markets plc (United Kingdom)†(c)	0.54% (SOFR + .53%	)#	8/12/2024	22,842	22,922,983
Nordea Bank Abp (Finland)†(c)	4.25%		9/21/2022	51,819	54,382,757
PNC Bank NA	0.475% (3 Mo. LIBOR + .33%	)#	2/24/2023	90,201	90,415,871
PNC Bank NA	0.615% (3 Mo. LIBOR + .43%	)#	12/9/2022	67,643	67,789,615
PNC Bank NA	0.634% (3 Mo. LIBOR + .45%	)#	7/22/2022	134,043	134,127,770
PNC Bank NA	2.232% (3 Mo. LIBOR + .44%	)#	7/22/2022	6,427	6,445,767
Royal Bank of Canada (Canada)(c)	0.31% (SOFR + .30%	)#	1/19/2024	25,797	25,803,449
Royal Bank of Canada (Canada)(c)	0.46% (SOFR + .45%	)#	10/26/2023	85,107	85,572,121

See Notes to Financial Statements.	363

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Royal Bank of Canada (Canada)(c)	0.547% (3 Mo. LIBOR + .35%	)#	7/8/2021	$45,423	$45,441,330
Royal Bank of Canada (Canada)(c)	0.55% (3 Mo. LIBOR + .36%	)#	1/17/2023	95,792	96,275,926
Santander UK plc (United Kingdom)(c)	0.811% (3 Mo. LIBOR + .62%	)#	6/1/2021	14,040	14,040,000
Skandinaviska Enskilda Banken AB (Sweden)†(c)	0.829% (3 Mo. LIBOR + .65%	)#	12/12/2022	56,713	57,179,381
Standard Chartered plc (United Kingdom)†(c)	1.26% (SOFR + 1.25%	)#	10/14/2023	32,098	32,410,502
Standard Chartered plc (United Kingdom)†(c)	1.338% (3 Mo. LIBOR + 1.15%	)#	1/20/2023	63,599	63,959,485
Standard Chartered plc (United Kingdom)†(c)	1.383% (3 Mo. LIBOR + 1.20%	)#	9/10/2022	55,965	56,124,042
Standard Chartered plc (United Kingdom)†(c)	3.95%		1/11/2023	25,619	26,833,771
Standard Chartered plc (United Kingdom)†(c)	4.247% (3 Mo. LIBOR + 1.15%	)#	1/20/2023	62,306	63,785,591
Standard Chartered plc (United Kingdom)(c)	5.70%		1/25/2022	16,931	17,493,668
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	0.968% (3 Mo. LIBOR + .78%	)#	7/12/2022	17,448	17,579,716
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	2.784%		7/12/2022	45,752	47,041,208
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	2.846%		1/11/2022	21,765	22,122,666
Swedbank AB (Sweden)†(c)	2.80%		3/14/2022	46,374	47,327,384
Synovus Bank/Columbus G	2.289% (SOFR + 0.95%	)#	2/10/2023	24,678	24,898,419
Toronto-Dominion Bank (The) (Canada)(c)	0.486% (3 Mo. LIBOR + .30%	)#	7/30/2021	67,430	67,465,019
Toronto-Dominion Bank (The) (Canada)(c)	0.665% (3 Mo. LIBOR + .53%	)#	12/1/2022	59,538	59,988,375
Truist Bank	0.741% (SOFR + .73%	)#	3/9/2023	22,403	22,611,677
Truist Bank	0.746% (3 Mo. LIBOR + 0.59%	)#	5/17/2022	56,695	57,016,077
UBS AG	7.625%		8/17/2022	158,927	172,381,736
UBS AG (United Kingdom)†(c)	1.75%		4/21/2022	82,793	83,847,876
UBS Group AG (Switzerland)†(c)	1.106% (3 Mo. LIBOR + .95%	)#	8/15/2023	8,123	8,198,562
UBS Group AG (Switzerland)†(c)	1.706% (3 Mo. LIBOR + 1.53%	)#	2/1/2022	36,422	36,801,512
UBS Group Funding Switzerland AG (Switzerland)†(c)	2.65%		2/1/2022	45,651	46,399,622
UniCredit SpA (Italy)†(c)	6.572%		1/14/2022	16,724	17,324,478
UniCredit SpA (Italy)†(c)	7.83%		12/4/2023	69,639	81,094,242

364	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
US Bank NA/Cincinnati OH	0.585% (3 Mo. LIBOR + .40%	)#	12/9/2022	$90,307	$90,801,765
Wells Fargo & Co.	1.201% (3 Mo. LIBOR + 1.03%	)#	7/26/2021	52,172	52,251,029
Wells Fargo & Co.	1.286% (3 Mo. LIBOR + 1.11%	)#	1/24/2023	19,862	19,991,166
Wells Fargo & Co.	2.10%		7/26/2021	40,433	40,550,607
Wells Fargo & Co.	2.625%		7/22/2022	64,642	66,404,111
Wells Fargo & Co.	3.50%		3/8/2022	40,517	41,549,710
Wells Fargo Bank NA	0.845% (3 Mo. LIBOR + .66%	)#	9/9/2022	132,077	132,301,297
Westpac Banking Corp. (Australia)(c)	0.578% (3 Mo. LIBOR + .39%	)#	1/13/2023	41,123	41,329,829
Total					6,121,068,053

Beverages 0.16%
Diageo Investment Corp.	8.00%		9/15/2022	26,863	29,497,714

Biotechnology Research & Production 0.22%
Gilead Sciences, Inc.	0.713% (3 Mo. LIBOR + .52%	)#	9/29/2023	40,477	40,523,513

Business Services 0.12%
IHS Markit Ltd. (United Kingdom)†(c)	5.00%		11/1/2022	21,303	22,385,440

Chemicals 0.44%
International Flavors & Fragrances, Inc.†	0.697%		9/15/2022	9,654	9,677,733
LYB International Finance III LLC	1.202% (3 Mo. LIBOR + 1.00%	)#	10/1/2023	72,415	72,569,606
Total					82,247,339

Computer Hardware 0.55%
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	93,716	102,019,271

Computer Software 0.05%
Roper Technologies, Inc.	0.45%		8/15/2022	9,136	9,153,962

Construction/Homebuilding 0.68%
Lennar Corp.	4.125%		1/15/2022	5,000	5,062,025
Lennar Corp.	4.50%		4/30/2024	22,772	24,975,419
Lennar Corp.	4.75%		11/15/2022	25,208	26,521,085
Lennar Corp.	5.375%		10/1/2022	16,807	17,796,932
Lennar Corp.	5.875%		11/15/2024	32,309	36,980,235

See Notes to Financial Statements.	365

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding (continued)
NVR, Inc.	3.95%		9/15/2022	$15,097	$15,634,966
Total					126,970,662

Drugs 2.16%
AbbVie, Inc.	0.61% (3 Mo. LIBOR + 0.46%	)#	11/19/2021	93,719	93,872,702
AbbVie, Inc.	0.799% (3 Mo. LIBOR + .65%	)#	11/21/2022	74,727	75,271,874
AbbVie, Inc.	3.45%		3/15/2022	84,373	86,051,953
AstraZeneca plc (United Kingdom)(c)	0.803% (3 Mo. LIBOR + .62%	)#	6/10/2022	9,023	9,072,581
AstraZeneca plc (United Kingdom)(c)	0.821% (3 Mo. LIBOR + .67%	)#	8/17/2023	7,157	7,229,762
AstraZeneca plc (United Kingdom)(c)	2.375%		6/12/2022	8,677	8,852,784
Bayer US Finance II LLC†	0.831% (3 Mo. LIBOR + 0.63%	)#	6/25/2021	25,126	25,136,647
Becton Dickinson & Co.	1.206% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	53,604	54,081,951
Cigna Corp.	1.074% (3 Mo. LIBOR + 0.89%	)#	7/15/2023	30,112	30,535,565
Upjohn, Inc.†	1.125%		6/22/2022	13,655	13,750,712
Total					403,856,531

Electric: Power 2.46%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(c)	3.625%		1/12/2023	5,690	5,983,490
American Electric Power Co., Inc.	0.656% (3 Mo. LIBOR + .48%	)#	11/1/2023	26,874	26,905,258
CenterPoint Energy, Inc.	0.66% (SOFR + .65%	)#	5/13/2024	26,348	26,390,420
Dominion Energy, Inc.	0.714% (3 Mo. LIBOR + .53%	)#	9/15/2023	31,659	31,683,681
Dominion Energy, Inc.	2.715%		8/15/2021	17,332	17,418,000
DTE Energy Co.	0.55%		11/1/2022	67,590	67,792,245
Duke Energy Progress LLC	0.335% (3 Mo. LIBOR + .18%	)#	2/18/2022	36,540	36,540,551
Emera US Finance LP	2.70%		6/15/2021	22,744	22,761,764
Enel Finance International NV (Netherlands)†(c)	2.75%		4/6/2023	4,767	4,956,229
Enel Finance International NV (Netherlands)†(c)	2.875%		5/25/2022	59,399	60,838,893
Exelon Corp.	3.497%		6/1/2022	3,695	3,802,052
Florida Power & Light Co.	0.564% (3 Mo. LIBOR + .38%	)#	7/28/2023	58,978	58,981,072

366	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
NextEra Energy Capital Holdings, Inc.	0.55% (SOFR + .54%	)#	3/1/2023	$17,877	$17,938,332
NextEra Energy Capital Holdings, Inc.	0.685% (3 Mo. LIBOR + .55%	)#	8/28/2021	46,767	46,783,007
OGE Energy Corp.	0.703%		5/26/2023	2,934	2,935,778
Pacific Gas and Electric Co.	1.367%		3/10/2023	21,677	21,695,777
Saudi Electricity Global Sukuk Co. 3 (Saudi Arabia)†(c)	4.00%		4/8/2024	5,106	5,553,286
Total					458,959,835

Electrical Equipment 0.11%
NXP BV/NXP Funding LLC (Netherlands)†(c)	3.875%		9/1/2022	9,999	10,402,815
Skyworks Solutions, Inc.	0.90%		6/1/2023	10,000	10,037,131
Total					20,439,946

Electronics 0.12%
Honeywell International, Inc.	0.532% (3 Mo. LIBOR + .37%	)#	8/8/2022	21,630	21,714,372

Financial Services 3.85%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.50%		9/15/2023	24,000	25,792,911
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%		1/16/2024	45,000	49,116,705
Air Lease Corp.	3.00%		9/15/2023	11,000	11,523,187
Air Lease Corp.	3.375%		6/1/2021	17,952	17,952,000
Air Lease Corp.	3.75%		2/1/2022	48,029	48,820,491
Aircastle Ltd.	4.40%		9/25/2023	8,000	8,578,265
Aircastle Ltd.	5.50%		2/15/2022	45,209	46,735,444
Ally Financial, Inc.	4.125%		2/13/2022	5,764	5,913,541
Ally Financial, Inc.	4.625%		5/19/2022	20,584	21,422,116
American Express Co.	0.775% (3 Mo. LIBOR + .62%	)#	5/20/2022	44,541	44,777,037
American Express Co.	0.776% (3 Mo. LIBOR + .60%	)#	11/5/2021	70,973	71,120,962
American Express Co.	0.789% (3 Mo. LIBOR + .65%	)#	2/27/2023	5,961	6,011,234
American Express Co.	2.50%		8/1/2022	76,365	78,227,560
American Express Co.	2.75%		5/20/2022	70,377	71,975,638
Aviation Capital Group LLC†	0.856% (3 Mo. LIBOR + .67%	)#	7/30/2021	9,917	9,914,736

See Notes to Financial Statements.	367

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Aviation Capital Group LLC†	1.141% (3 Mo. LIBOR + .95%	)#	6/1/2021	$9,459	$9,459,000
Aviation Capital Group LLC†	3.875%		5/1/2023	8,003	8,392,875
Aviation Capital Group LLC†	4.375%		1/30/2024	3,412	3,668,262
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%		5/15/2024	12,500	13,734,966
Capital One Financial Corp.	1.135% (3 Mo. LIBOR + .95%	)#	3/9/2022	16,296	16,397,871
Intercontinental Exchange, Inc.	0.834% (3 Mo. LIBOR + .65%	)#	6/15/2023	108,204	108,295,541
Intercontinental Exchange, Inc.	2.35%		9/15/2022	19,142	19,626,111
Nasdaq, Inc.	0.445%		12/21/2022	21,504	21,514,565
Total					718,971,018

Food 0.20%
Mondelez International, Inc.	0.625%		7/1/2022	36,433	36,583,977

Household Equipment/Products 0.28%
Reckitt Benckiser Treasury Services plc (United Kingdom)†(c)	0.751% (3 Mo. LIBOR + .56%	)#	6/24/2022	51,458	51,732,464

Insurance 1.48%
Brighthouse Financial Global Funding†	0.77% (SOFR + .76%	)#	4/12/2024	19,741	19,882,168
Jackson National Life Global Funding†	0.657% (3 Mo. LIBOR + .48%	)#	6/11/2021	2,353	2,353,309
Jackson National Life Global Funding†	0.923% (3 Mo. LIBOR + .73%	)#	6/27/2022	13,794	13,884,590
Met Tower Global Funding†	0.55%		7/13/2022	95,604	95,946,774
Metropolitan Life Global Funding I†	0.58% (SOFR + .57%	)#	1/13/2023	70,611	71,116,388
New York Life Global Funding†	0.628% (3 Mo. LIBOR + .44%	)#	7/12/2022	36,246	36,421,820
Protective Life Global Funding†	0.713% (3 Mo. LIBOR + .52%	)#	6/28/2021	36,472	36,488,103
Total					276,093,152

Investment Management Companies 0.03%
MDGH-GMTN BV (Netherlands)†(c)	5.50%		3/1/2022	5,515	5,737,062

Leasing 0.11%
GATX Corp.	0.896% (3 Mo. LIBOR + .72%	)#	11/5/2021	21,234	21,281,078

368	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.52%
BAT Capital Corp.	1.036% (3 Mo. LIBOR + .88%	)#	8/15/2022	$80,408	$80,979,678
Imperial Brands Finance plc (United Kingdom)†(c)	3.50%		2/11/2023	16,229	16,832,221
Total					97,811,899

Machinery: Industrial/Specialty 0.41%
John Deere Capital Corp.	0.576% (3 Mo. LIBOR + .40%	)#	6/7/2021	18,150	18,151,145
John Deere Capital Corp.	0.674% (3 Mo. LIBOR + .49%	)#	6/13/2022	22,613	22,719,007
Otis Worldwide Corp.	0.644% (3 Mo. LIBOR + .45%	)#	4/5/2023	36,097	36,098,971
Total					76,969,123

Machinery: Oil Well Equipment & Services 0.39%
Caterpillar Financial Services Corp.	0.368% (3 Mo. LIBOR + .20%	)#	11/12/2021	49,698	49,764,951
Caterpillar Financial Services Corp.	0.414% (3 Mo. LIBOR + .22%	)#	1/6/2022	22,762	22,790,887
Total					72,555,838

Manufacturing 0.41%
Textron, Inc.	5.95%		9/21/2021	76,382	76,604,986

Media 0.12%
Time Warner Cable LLC	4.00%		9/1/2021	22,731	22,790,961

Metals & Minerals: Miscellaneous 0.51%
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%		10/25/2022	19,435	20,419,794
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%		11/15/2021	4,930	5,037,832
Glencore Funding LLC†	4.125%		3/12/2024	30,931	33,505,781
Glencore Funding LLC†	4.625%		4/29/2024	30,737	33,948,886
Indonesia Asahan Aluminium Persero PT
(Indonesia)(c)	5.71%		11/15/2023	2,000	2,209,640
Total					95,121,933

Metals/Mining (Excluding Steel) 0.04%
Glencore Funding LLC†	4.125%		5/30/2023	8,019	8,546,941

Natural Gas 0.76%
Atmos Energy Corp.	0.565% (3 Mo. LIBOR + .38%	)#	3/9/2023	27,228	27,236,305

See Notes to Financial Statements.	369

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)
British Transco International Finance BV (Netherlands)(c)	Zero Coupon		11/4/2021	$17,990	$17,958,202
Dominion Energy Gas Holdings LLC	0.784% (3 Mo. LIBOR + .60%	)#	6/15/2021	52,058	52,069,819
ONE Gas, Inc.	0.787% (3 Mo. LIBOR + .61%	)#	3/11/2023	45,242	45,268,974
Total					142,533,300

Oil 0.51%
BP Capital Markets plc (United Kingdom)(c)	2.50%		11/6/2022	21,671	22,365,572
Diamondback Energy, Inc.	0.90%		3/24/2023	16,572	16,581,986
Harvest Operations Corp. (Canada)†(c)	1.00%		4/26/2024	8,000	8,004,827
PT Pertamina Persero (Indonesia)†(c)	4.875%		5/3/2022	16,000	16,632,000
Saudi Arabian Oil Co. (Saudi Arabia)†(c)	2.875%		4/16/2024	30,000	31,818,466
Total					95,402,851

Oil: Crude Producers 0.02%
NGPL PipeCo LLC†	4.375%		8/15/2022	2,948	3,054,273

Real Estate Investment Trusts 0.11%
SL Green Operating Partnership LP	1.136% (3 Mo. LIBOR + .98%	)#	8/16/2021	20,349	20,349,738

Retail 0.42%
7-Eleven, Inc.†	0.612% (3 Mo. LIBOR + .45%	)#	8/10/2022	35,741	35,772,408
McDonald’s Corp.	0.614% (3 Mo. LIBOR + .43%	)#	10/28/2021	41,920	41,989,682
Total					77,762,090

Technology 0.12%
TD Ameritrade Holding Corp.	0.606% (3 Mo. LIBOR + .43%	)#	11/1/2021	23,136	23,173,234

Telecommunications 0.23%
AT&T, Inc.	0.65% (SOFR + .64%	)#	3/25/2024	26,988	27,051,602
Ooredoo International Finance Ltd.†	3.25%		2/21/2023	15,894	16,601,760
Total					43,653,362
Total Corporate Bonds (cost $10,580,920,021)					10,617,909,098

370	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(d) 2.50%

Aerospace/Defense 0.87%
Boeing Company The Delayed Draw Term Loan	1.434% (3 Mo. LIBOR + 1.25%)		2/7/2022	$162,042	$162,122,634

Business Services 0.31%
Nutrition & Biosciences, Inc. 3 Year
Delayed Draw Term Loan	1.426% (3 Mo. LIBOR + 1.25%)		1/17/2023	58,398	58,361,755	(e)

Computer Software 0.14%
Salesforce.com, inc.	–	(f)	12/23/2023	25,805	25,772,451	(e)

Financial Services 0.32%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(c)	1.953% (3 Mo. LIBOR + 1.75%)		10/6/2023	60,698	60,708,963

Oil 0.23%
Hess Corporation Term Loan	2.872% (3 Mo. LIBOR + 2.73%)		3/16/2023	43,365	43,256,335	(e)

Real Estate 0.20%
Welltower Inc Term Loan	1.309% (3 Mo. LIBOR + 1.20%)		4/1/2022	36,927	36,949,579	(e)

Technology 0.43%
Comcast Hulu Holdings, LLC Term Loan A	0.968% (1 Mo. LIBOR + 0.88%)		3/15/2024	80,000	79,600,000	(e)
Total Floating Rate Loans (cost $466,749,323)					466,771,717

FOREIGN GOVERNMENT OBLIGATIONS 0.94%

Bermuda 0.01%
Bermuda Government International Bond	4.854%		2/6/2024	1,382	1,525,251

Indonesia 0.12%
Republic of Indonesia(c)	4.45%		2/11/2024	19,690	21,608,225

Kuwait 0.04%
Kuwait International Government Bond†(c)	2.75%		3/20/2022	6,750	6,886,438

Peru 0.03%
Fondo MIVIVIENDA SA†(c)	3.50%		1/31/2023	5,616	5,812,026

See Notes to Financial Statements.	371

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Saudi Arabia 0.74%
Saudi Government International Bond†(c)	2.375%		10/26/2021	$138,000	$139,171,620
Total Foreign Government Obligations (cost $174,774,154)					175,003,560

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.36%
BBCMS Mortgage Trust 2017-DELC A†	0.951% (1 Mo. LIBOR + .85%	)#	8/15/2036	10,660	10,674,898
BFLD 2019-DPLO A†	1.191% (1 Mo. USD-LIBOR-BBA + 1.09%	)#	10/15/2034	11,780	11,813,981
BX Commercial Mortgage Trust 2020-VKNG A†	1.031% (1 Mo. USD-LIBOR-BBA + .93%	)#	10/15/2037	5,390	5,411,551
BX Commercial Mortgage Trust 2021-VINO A†	0.762% (1 Mo. USD-LIBOR-BBA + .65%	)#	5/15/2038	43,630	43,658,106
BXMT Ltd. 2020-FL2 A†	1.001% (1 Mo. USD-LIBOR-BBA + .90%	)#	2/15/2038	51,270	51,223,857
BXMT Ltd. 2021-FL4 A†	1.151% (1 Mo. USD-LIBOR-BBA + 1.05%	)#	5/15/2038	49,175	49,216,641
DBCG BBG Mortgage Trust 2017-BBG A†	0.801% (1 Mo. LIBOR + .70%	)#	6/15/2034	18,900	18,918,917
Freddie Mac STACR REMIC Trust 2021-DNA3 M1†	0.76% (SOFR30A + .75%	)#	10/25/2033	16,993	17,029,736
Freddie Mac STACR REMIC Trust 2021-HQA1 M1†	0.71% (SOFR30A + .70%	)#	8/25/2033	30,000	30,014,391
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M1†	0.81% (SOFR30A + .80%	)#	8/25/2033	33,750	33,791,216
Great Wolf Trust 2019-WOLF A†	1.135% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	14,400	14,436,016
GS Mortgage Securities Corp. II 2021-ROSS A†	1.30% (1 Mo. LIBOR + 1.15%	)#	5/15/2026	40,000	40,085,848
GS Mortgage Securities Corp. Trust 2018-HULA A†	1.021% (1 Mo. LIBOR + .92%	)#	7/15/2025	15,433	15,464,340
GS Mortgage Securities Corp. Trust 2021-RENT A†	0.797% (1 Mo. LIBOR + .70%	)#	11/21/2035	24,750	24,782,091
Hilton Orlando Trust 2018-ORL A†	1.021% (1 Mo. LIBOR + .92%	)#	12/15/2034	36,955	37,011,098
Life 2021-BMR Mortgage Trust 2021-BMR A†	0.801% (1 Mo. LIBOR + .70%	)#	3/15/2038	41,700	41,789,813
Mortgage Repurchase Agreement Financing Trust 2021-1 A1†	0.595% (1 Mo. LIBOR + .50%	)#	3/10/2022	40,000	40,043,168

372	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
ONE PARK Mortgage Trust 2021-PARK A†	0.801% (1 Mo. LIBOR + .70%	)#	3/15/2036	$49,520	$49,539,427
PFP 2021-7 Ltd. 2021-7 A†	0.951% (1 Mo. LIBOR + .85%	)#	4/14/2038	104,900	104,774,120
Ready Capital Mortgage Financing LLC 2021-FL5 A†	1.092% (1 Mo. LIBOR + 1.00%	)#	4/25/2038	47,000	47,027,260
VASA Trust 2021-VASA A†	1.001% (1 Mo. LIBOR + .90%	)#	7/15/2039	55,250	55,358,765
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	16,870	17,378,735
WF-RBS Commercial Mortgage Trust 2012-C7 A2 3.431%			6/15/2045	52,704	53,720,397
Total Non-Agency Commercial Mortgage-Backed Securities (cost $812,706,226)					813,164,372

U.S. TREASURY OBLIGATIONS 2.31%
U.S. Treasury Bill (cost $431,303,627)	Zero Coupon		7/29/2021	431,321	431,317,523
Total Long-Term Investments (cost $17,437,046,183)					17,475,846,214
SHORT-TERM INVESTMENTS 6.45%

COMMERCIAL PAPER 6.20%

Automotive 1.18%
General Motors Finance Co., Inc.	0.264%		6/1/2021	55,000	55,000,000
General Motors Finance Co., Inc.	0.365%		6/2/2021	8,069	8,068,919
Volkswagen Group Amer Finance LLC	0.53%		11/8/2021	157,025	156,674,486
Total					219,743,405

Banks: Regional 0.95%
Danske Bank A/S	0.428%		8/6/2021	68,493	68,478,617
HSBC USA, Inc.	0.407%		10/1/2021	20,937	20,918,753
Toronto Dominion Bank	0.041%		6/3/2021	87,000	86,999,807
Total					176,397,177

Chemicals 0.57%
Dow Chemical Co. (The)	0.142%		6/1/2021	60,000	60,000,000
Dow Chemical Co. (The)	0.152%		6/1/2021	46,674	46,674,000
Total					106,674,000

Electric: Power 0.23%
Enel Finance America	0.458%		2/4/2022	28,327	28,272,272
Hawaiian Electric Co.	0.355%		6/1/2021	15,413	15,413,000
Total					43,685,272

See Notes to Financial Statements.	373

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Environmental Services 0.07%
Waste Management, Inc.	0.458%	9/10/2021	$13,200	$13,193,070

Financial Services 0.33%
IntercontinentalExchange Group, Inc.	0.427%	6/22/2021	17,306	17,301,760
IntercontinentalExchange Group, Inc.	0.458%	9/23/2021	44,975	44,942,573
Total				62,244,333

Health Care Services 0.29%
Catholic Health Initiatives	0.609%	6/9/2021	53,429	53,421,876

Machinery: Agricultural 0.07%
BAT International Finance plc	0.152%	6/3/2021	14,000	13,999,884

Real Estate Investment Trusts 0.43%
Alexandria Real Estate	0.132%	6/2/2021	79,358	79,357,714

Retail 0.77%
AutoNation, Inc.	0.203%	6/1/2021	38,833	38,833,000
AutoNation, Inc.	0.223%	6/2/2021	3,911	3,910,976
AutoNation, Inc.	0.223%	6/3/2021	8,971	8,970,890
Walgreens Boots	0.152%	6/2/2021	45,000	44,999,812
Walgreens Boots Alliance, Inc.	0.152%	6/3/2021	46,755	46,754,611
Total				143,469,289

Telecommunications 1.31%
AT&T, Inc.	0.407%	12/14/2021	63,766	63,693,377
AT&T, Inc.	0.407%	12/14/2021	87,972	87,871,810
AT&T, Inc.	0.407%	12/16/2021	73,896	73,810,999
Rogers Communications Inc.	0.407%	8/26/2021	12,400	12,393,645
Rogers Communications Inc.	0.458%	8/25/2021	7,455	7,451,240
Total				245,221,071
Total Commercial Paper (cost $1,157,026,864)				1,157,407,091

374	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENTS 0.25%

Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $46,889,300 of U.S. Treasury Note at 2.00% due 7/31/2022; value: $48,245,577; proceeds: $47,299,545 (cost $47,299,545)	47,300	$47,299,545
Total Short-Term Investments (cost $1,204,326,409)		1,204,706,636
Total Investments in Securities 100.08% (cost $18,641,372,592)		18,680,552,850
Less Unfunded Loan Commitments (0.14%) (cost $25,772,451)(g)		(25,772,451)
Net Investments 99.94% (cost $18,615,600,141)		18,654,780,399
Other Assets in Excess of Liabilities 0.06%		11,804,330
Net Assets 100.00%		$18,666,584,729

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
SOFR30A	Secured Over Night Financing Rate 30 day compounded average.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2021, the Total value of Rule 144A securities was $6,868,363,757, which represents 36.79% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2021.
(a)	Securities purchased on a when-issued basis (See Note 2(i)).
(b)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2021.
(e)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Interest rate to be determined.
(g)	Security partially/fully unfunded. See Note (2(o)).

See Notes to Financial Statements.	375

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Asset-Backed Securities
Other	$–	$1,823,306,012	$94,490,407	$1,917,796,419
Remaining Industries	–	3,053,883,525	–	3,053,883,525
Corporate Bonds	–	10,617,909,098	–	10,617,909,098
Floating Rate Loans
Business Services	–	–	58,361,755	58,361,755
Computer Software	–	–	25,772,451	25,772,451
Oil	–	–	43,256,335	43,256,335
Real Estate	–	–	36,949,579	36,949,579
Technology	–	–	79,600,000	79,600,000
Remaining Industries	–	222,831,597	–	222,831,597
Less Unfunded Commitments	–	–	(25,772,451)	(25,772,451)
Foreign Government Obligations	–	175,003,560	–	175,003,560
Non-Agency Commercial Mortgage-Backed Securities	–	813,164,372	–	813,164,372
U.S. Treasury Obligations	–	431,317,523	–	431,317,523
Short–Term Investments
Commercial Paper	–	1,157,407,091	–	1,157,407,091
Repurchase Agreements	–	47,299,545	–	47,299,545
Total	$–	$18,342,122,323	$312,658,076	$18,654,780,399

(1)	Refer to Note 2(t) for a description of fair value measurements and the three–tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three–tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

376	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND May 31, 2021

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans
Balance as of December 1, 2020	$–	$–
Accrued Discounts (Premiums)	–	17,943
Realized Gain (Loss)	–	(26)
Change in Unrealized Appreciation (Depreciation)	330,407	(251,272)
Purchases	94,160,000	219,056,524
Sales	–	(655,500)
Transfers into Level 3	–	–
Transfers out of Level 3	–	–
Balance as of May 31, 2021	$94,490,407	$218,167,669
Change in unrealized appreciation/depreciation for the period ended May 31, 2021, related to Level 3 investments held at May 31, 2021	$330,407	$(251,272)

See Notes to Financial Statements.	377

Statements of Assets and Liabilities (unaudited)

May 31, 2021

	Convertible	Core Fixed	Core Plus
	Fund	Income Fund	Bond Fund
ASSETS:
Investments in securities, at cost	$1,506,304,608	$2,234,941,950	$276,105,543
Investments in securities, at fair value including $0, $0, $0, $0, $0, $264,500, $0 and $0, respectively, of securities loaned	$1,659,828,593	$2,251,844,818	$279,486,208
Cash	2,604,950	–	–
Deposits with brokers for futures collateral	–	4,449,114	526,430
Deposits with brokers for forwards and swaps collateral	–	2,210,070	489,257
Foreign cash, at value (cost $106,239, $0, $7,266, $0, $0, $86,273, $182,713 and $0, respectively)	106,474	–	7,596
Receivables:
Investment securities sold	7,487,158	60,614,671	2,681,882
Interest and dividends	4,775,878	6,787,814	2,054,324
Capital shares sold	5,139,734	5,631,408	3,962,033
Securities lending income receivable	–	–	–
Variation margin for futures contracts	–	369,358	34,384
From advisor (See Note 3)	–	16,629	15,193
Variation margin for centrally cleared credit default swap agreements	–	–	–
Total return swap, at fair value	–	–	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–	4,732
Unrealized appreciation on CPI swaps	–	–	–
Unrealized appreciation on unfunded commitments	–	–	–
Prepaid expenses and other assets	1,856,564	137,317	75,371
Total assets	1,681,799,351	2,332,061,199	289,337,410
LIABILITIES:
Payables:
Investment securities purchased	10,286,085	312,622,656	12,832,852
Payable for collateral due to broker for securities lending	–	–	–
Capital shares reacquired	4,087,934	2,749,569	334,946
To bank	–	752,285	496,992
Management fee	946,565	385,951	63,989
12b-1 distribution plan	160,000	195,489	31,127
Trustees’ fees	111,004	181,229	12,159
Variation margin on futures contracts	–	–	–
Fund administration	57,442	68,697	9,141
Variation margin for centrally cleared credit default swap agreements	–	14,711	4,937
Variation margin on centrally cleared interest rate swaps	–	–	–
Unrealized depreciation on forward foreign currency exchange contracts	1,852,532	–	28,832
Unrealized depreciation on CPI swaps	–	–	–
Credit default swap agreements payable, at fair value (including upfront payments of $0, $1,862,642, $0, $0, $0, $26,156,190, $2,690,269 and $0, respectively)	–	1,388,406	–

378	See Notes to Financial Statements.

Corporate	Floating Rate	High Yield		Inflation
Bond Fund	Fund	Fund	Income Fund	Focused Fund

$11,441,430	$6,558,306,125	$7,151,345,985	$2,902,739,637	$2,003,554,599

$11,589,767	$6,609,643,925	$7,516,120,714	$2,990,879,159	$2,009,545,725
10,396	5,544,174	10,353,377	–	8,053,262
10,807	4,107,800	12,825,642	3,800,000	775,064

–	1,179,550	43,939,923	3,069,727	106,186,421
–	–	14,482	186,067	–

6,725	192,952,241	56,889,549	5,253,446	10,290,908
108,667	36,876,884	102,818,004	25,146,324	11,185,218
15,637	39,704,182	55,650,751	14,098,688	51,774,134
–	–	261	–	–
–	–	–	337,177	–
18,618	–	–	–	–

–	–	–	17,895	3,533,646
–	2,097,197	–	–	–

–	55,793	1,015,425	1,825	29,416
–	–	–	–	14,245,754
–	30,777	–	–	–
95,215	303,972	109,828	118,455	268,970
11,855,832	6,892,496,495	7,799,737,956	3,042,908,763	2,215,888,518

267,014	526,819,728	211,970,978	58,913,991	135,573,157

–	–	300,000	–	–
4,336	10,151,584	20,478,772	6,408,481	1,553,833
–	–	–	9,492,378	–
3,853	2,422,103	3,602,680	948,474	439,945
1,510	1,641,549	750,142	435,444	220,373
653	1,017,494	735,348	459,509	110,639
435	374,669	1,171,867	–	50,575
385	211,523	278,023	99,839	58,659

–	–	2,335,858	–	–

–	134,792	–	–	–

–	1,402,541	6,218,763	552,833	23,520
–	–	–	–	63,921,200

–	–	18,155,684	2,005,475	–

See Notes to Financial Statements.	379

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2021

	Convertible	Core Fixed	Core Plus
	Fund	Income Fund	Bond Fund
LIABILITIES:
Foreign currency overdraft	$–	$–	$–
Distributions payable	–	2,590,596	684,326
Accrued expenses	78,081	360,539	123,604
Total liabilities	17,579,643	321,310,128	14,622,905
Commitments and contingent liabilities
NET ASSETS	$1,664,219,708	$2,010,751,071	$274,714,505
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,269,987,719	$2,011,064,547	$275,388,375
Total distributable earnings (loss)	394,231,989	(313,476)	(673,870)
Net Assets	$1,664,219,708	$2,010,751,071	$274,714,505
Net assets by class:
Class A Shares	$371,905,636	$658,399,173	$67,531,358
Class C Shares	$80,946,322	$37,176,779	$5,619,865
Class F Shares	$862,308,323	$348,622,185	$166,656,292
Class F3 Shares	$40,455,150	$422,222,358	$17,780,688
Class I Shares	$249,772,665	$487,471,348	$15,639,543
Class P Shares	$75,178	–	–
Class R2 Shares	$75,289	$854,465	–
Class R3 Shares	$34,985,230	$10,964,660	$147,257
Class R4 Shares	$533,581	$10,780,144	$288,303
Class R5 Shares	$1,753,258	$1,148,183	$11,339
Class R6 Shares	$21,409,076	$33,111,776	$1,039,860
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	19,514,790	59,335,753	4,385,498
Class C Shares	4,288,485	3,365,768	364,866
Class F Shares	45,227,774	31,423,682	10,832,199
Class F3 Shares	2,102,023	38,052,928	1,154,839
Class I Shares	13,001,838	43,954,543	1,015,927
Class P Shares	3,865	–	–
Class R2 Shares	3,873	76,978	–
Class R3 Shares	1,847,174	987,911	9,567
Class R4 Shares	28,002	971,731	18,727
Class R5 Shares	91,299	103,464	736.41
Class R6 Shares	1,112,126	2,985,290	67,530
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$19.06	$11.10	$15.40
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$19.50	$11.36	$15.75
Class C Shares-Net asset value	$18.88	$11.05	$15.40
Class F Shares-Net asset value	$19.07	$11.09	$15.39
Class F3 Shares-Net asset value	$19.25	$11.10	$15.40
Class I Shares-Net asset value	$19.21	$11.09	$15.39
Class P Shares-Net asset value	$19.45	–	–
Class R2 Shares-Net asset value	$19.44	$11.10	–
Class R3 Shares-Net asset value	$18.94	$11.10	$15.39
Class R4 Shares-Net asset value	$19.06	$11.09	$15.40
Class R5 Shares-Net asset value	$19.20	$11.10	$15.40
Class R6 Shares-Net asset value	$19.25	$11.09	$15.40

380	See Notes to Financial Statements.

Corporate	Floating Rate	High Yield		Inflation
Bond Fund	Fund	Fund	Income Fund	Focused Fund

$–	$10,013,922	$–	$–	$–
29,798	21,194,291	33,517,911	7,789,420	3,474,780
59,603	1,751,615	1,716,035	677,855	198,827
367,587	577,135,811	301,232,061	87,783,699	205,625,508

$11,488,245	$6,315,360,684	$7,498,505,895	$2,955,125,064	$2,010,263,010

$11,388,013	$7,802,389,385	$7,273,730,593	$2,886,825,251	$2,261,161,901
100,232	(1,487,028,701)	224,775,302	68,299,813	(250,898,891)
$11,488,245	$6,315,360,684	$7,498,505,895	$2,955,125,064	$2,010,263,010

$2,724,299	$1,878,784,434	$1,181,516,482	$1,249,001,390	$295,184,926
$806,232	$552,758,642	$273,982,733	$90,319,446	$40,475,564
$4,135,875	$2,587,855,841	$2,208,098,332	$544,514,343	$911,844,473
$1,751,720	$114,437,029	$788,253,090	$814,879,031	$68,915,274
$143,638	$1,016,936,904	$1,902,215,421	$129,332,971	$676,031,800
–	–	$42,785	–	–
$28,624	$940,846	$6,000,671	$1,317,553	$29,311
$57,906	$46,608,737	$112,047,073	$55,094,173	$287,326
$28,903	$2,703,355	$106,055,869	$4,835,486	$2,039,148
$29,125	$3,489,815	$255,354,591	$6,098,915	$209,444
$1,781,923	$110,845,081	$664,938,848	$59,731,756	$15,245,744

265,098	223,299,349	157,110,319	420,205,139	24,189,565
78,477	65,644,960	36,625,724	30,262,593	3,313,068
401,768	307,878,401	293,957,457	183,167,053	74,597,278
170,450	13,579,947	104,322,043	274,184,928	5,643,262
13,983	120,784,617	251,828,961	43,480,841	55,405,986
–	–	5,609	–	–
2,785	111,715	793,309	440,209	2,408
5,635	5,536,912	14,815,118	18,476,608	23,563
2,812	321,321	14,104,929	1,626,264	167,190
2,834	414,187	33,822,287	2,050,405	17,187
173,390	13,159,519	87,994,206	20,101,573	1,250,163

$10.28	$8.41	$7.52	$2.97	$12.20
$10.52	$8.60	$7.69	$3.04	$12.48
$10.27	$8.42	$7.48	$2.98	$12.22
$10.29	$8.41	$7.51	$2.97	$12.22
$10.28	$8.43	$7.56	$2.97	$12.21
$10.27	$8.42	$7.55	$2.97	$12.20
–	–	$7.63	–	–
$10.28	$8.42	$7.56	$2.99	$12.17
$10.28	$8.42	$7.56	$2.98	$12.19
$10.28	$8.41	$7.52	$2.97	$12.20
$10.28	$8.43	$7.55	$2.97	$12.19
$10.28	$8.42	$7.56	$2.97	$12.20

See Notes to Financial Statements.	381

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2021

	Short Duration	Short Duration
	Core Bond Fund	Income Fund
ASSETS:
Investments in securities, at cost	$175,076,693	$59,891,357,048
Investments in securities, at fair value	$175,875,723	$60,432,333,400
Cash	11,000	–
Deposits with brokers for futures collateral	55,200	34,307,566
Deposits with brokers for forwards and swaps collateral	–	99,206,559
Foreign cash, at value (cost $0, $85,802, $104,677 and $0, respectively)	–	87,576
Receivables:
Capital shares sold	1,055,013	326,323,071
Investment securities sold	5,713,125	258,747,548
Interest and dividends	657,557	322,976,968
Variation margin for futures contracts	–	58,059
From advisor (See Note 3)	22,998	–
Variation margin for centrally cleared credit default swap agreements	–	1,490,579
Unrealized appreciation on forward foreign currency exchange contracts	4,971	7,662,934
Credit default swap agreements receivable, at fair value (including upfront payments of $2,448, $0, $0 and $0, respectively)	3,709	–
Prepaid expenses and other assets	105,335	1,090,058
Total assets	183,504,631	61,484,284,318
LIABILITIES:
Payables:
Investment securities purchased	12,495,421	1,192,534,721
Capital shares reacquired	157,457	115,817,302
To bank	–	166,364,581
Management fee	42,646	12,715,666
12b-1 distribution plan	19,796	10,708,954
Trustee’s fees	4,300	5,238,595
Fund administration	5,686	2,014,123
Variation margin on futures contracts	4,172	–
Variation margin for centrally cleared credit default swap agreements	–	–
Unrealized depreciation on forward foreign currency exchange contracts	3,975	2,124,797
Credit default swap agreements payable, at fair value (including upfront payments of $0, $3,966,341, $996,364 and $0, respectively)	–	9,315,604
Distributions payable	214,287	120,619,240
Accrued expenses	55,759	8,426,621
Total liabilities	13,003,499	1,645,880,204
Commitments and contingent liabilities
NET ASSETS	$170,501,132	$59,838,404,114
COMPOSITION OF NET ASSETS:
Paid-in capital	$170,667,602	$63,247,593,720
Total distributable earnings (loss)	(166,470)	(3,409,189,606)
Net Assets	$170,501,132	$59,838,404,114

382	See Notes to Financial Statements.

Total	Ultra Short
Return Fund	Bond Fund

$4,447,922,200	$18,615,600,141
$4,509,464,149	$18,654,780,399
–	80,089,732
12,117,446	–
6,959,848	–

106,841	–

14,765,765	151,380,731
83,792,197	91,382,990
23,314,745	53,978,117
774,418	–
13,464	–
–	–
140,169	–

–	–
136,028	865,465
4,651,585,070	19,032,477,434

476,928,049	266,115,653
5,223,721	84,809,081
6,483,410	–
983,343	2,734,224
407,112	1,843,217
412,436	1,147,665
140,831	643,347
–	–
96,744	–
561,534	–
1,002,014	–

8,021,989	6,135,743
944,200	2,463,775
501,205,383	365,892,705

$4,150,379,687	$18,666,584,729

$4,138,246,279	$18,674,524,076
12,133,408	(7,939,347)
$4,150,379,687	$18,666,584,729

See Notes to Financial Statements.	383

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2021

	Short Duration	Short Duration
	Core Bond Fund	Income Fund
Net assets by class:
Class A Shares	$43,255,923	$13,310,984,799
Class A1 Shares	–	–
Class C Shares	$4,630,828	$3,690,657,591
Class F Shares	$100,854,944	$25,290,911,670
Class F3 Shares	$514,509	$4,872,099,312
Class I Shares	$20,282,177	$11,037,184,323
Class P Shares	–	–
Class R2 Shares	–	$11,308,450
Class R3 Shares	$52,360	$402,612,893
Class R4 Shares	$12,242	$160,157,341
Class R5 Shares	$12,242	$66,122,200
Class R6 Shares	$885,907	$996,365,535
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	4,378,856	3,161,037,219
Class A1 Shares	–	–
Class C Shares	468,998	871,100,950
Class F Shares	10,215,891	6,009,807,232
Class F3 Shares	52,129	1,155,562,912
Class I Shares	2,053,920	2,623,294,726
Class P Shares	–	–
Class R2 Shares	–	2,684,212
Class R3 Shares	5,303	95,515,063
Class R4 Shares	1,240	37,962,495
Class R5 Shares	1,240	15,730,039
Class R6 Shares	89,736	236,740,422
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.88	$4.21
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)*	$10.11	$4.31
Class A1 Shares-Net asset value	–	–
Class A1 Shares-Maximum offering price (Net asset value plus sales charge of 1.50%)	–	–
Class C Shares-Net asset value	$9.87	$4.24
Class F Shares-Net asset value	$9.87	$4.21
Class F3 Shares-Net asset value	$9.87	$4.22
Class I Shares-Net asset value	$9.87	$4.21
Class P Shares-Net asset value	–	–
Class R2 Shares-Net asset value	–	$4.21
Class R3 Shares-Net asset value	$9.87	$4.22
Class R4 Shares-Net asset value	$9.87	$4.22
Class R5 Shares-Net asset value	$9.87	$4.20
Class R6 Shares-Net asset value	$9.87	$4.21

* Sales charge not applicable to Ultra Short Bond Fund.

384	See Notes to Financial Statements.

Total	Ultra Short
Return Fund	Bond Fund

$1,377,073,764	$10,901,707,493
–	$15,298,550
$71,240,140	–
$1,013,633,672	$5,828,082,933
$826,612,981	$596,062,335
$394,751,022	$1,238,466,986
$641,367	–
$2,213,283	–
$57,889,120	–
$48,946,217	–
$87,411,104	$728,899
$269,967,017	$86,237,533

130,748,910	1,086,506,301
–	1,524,112
6,769,555	–
96,247,121	580,729,552
78,448,939	59,403,062
37,409,117	123,452,860
60,604	–
210,191	–
5,497,870	–
4,647,405	–
8,296,556	72,635
25,609,491	8,591,954

$10.53	$10.03

$10.77	–
–	$10.04
–
–	$10.19
$10.52	–
$10.53	$10.04
$10.54	$10.03
$10.55	$10.03
$10.58	–
$10.53	–
$10.53	–
$10.53	–
$10.54	$10.04
$10.54	$10.04

See Notes to Financial Statements.	385

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2021

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0, $0, $0, $0, $2,657, $0 and $0, respectively)	$2,920,474	$–	$–
Securities lending net income	–	–	–
Interest and other (net of foreign withholding taxes of $0, $0, $0, $0, $0, $107,930, $0 and $0, respectively)	9,481,232	16,601,802	4,265,621
Interest earned from Interfund Lending (See Note 12)	–	247	–
Total investment income	12,401,706	16,602,049	4,265,621
Expenses:
Management fee	5,516,055	2,272,679	396,889
12b-1 distribution plan-Class A	353,214	663,297	63,413
12b-1 distribution plan-Class C	334,733	186,327	25,060
12b-1 distribution plan-Class F	418,761	180,923	83,926
12b-1 distribution plan-Class P	178	–	–
12b-1 distribution plan-Class R2	271	1,656	–
12b-1 distribution plan-Class R3	79,019	27,315	348
12b-1 distribution plan-Class R4	616	13,356	351
Shareholder servicing	498,129	619,094	149,868
Fund administration	334,495	404,681	56,698
Registration	139,016	122,548	101,904
Reports to shareholders	44,758	88,161	13,479
Trustees’ fees	29,371	39,150	5,460
Professional	32,280	35,841	29,471
Custody	7,196	15,699	9,996
Interest paid from Interfund Lending (See Note 12)	1,406	–	–
Other	67,565	73,651	24,911
Gross expenses	7,857,063	4,744,378	961,774
Expense reductions (See Note 10)	(786)	(698)	(137)
Fees waived and expenses reimbursed (See Note 3)	(7,196)	(15,699)	(114,422)
Shareholder servicing reimbursed-Class I (See Note 3)	–	(97,439)	–
Net expenses	7,849,081	4,630,542	847,215
Net investment income	4,552,625	11,971,507	3,418,406
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	244,160,266	4,530,925	603,434
Net realized gain (loss) on futures contracts	–	(10,266,424)	(1,521,932)
Net realized gain (loss) on forward foreign currency exchange contracts	(2,383,222)	184,157	(10,700)
Net realized gain (loss) on swap contracts	–	21,699	(37,123)
Net realized gain (loss) on foreign currency related transactions	325,331	–	526
Net change in unrealized appreciation/depreciation on investments	(158,616,865)	(32,709,083)	(2,293,611)
Net change in unrealized appreciation/depreciation on futures contracts	–	(619,339)	(96,585)

386	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$–	$1,556,735	$939,954	$43,753	$20,972
–	–	20,997	–	–

159,407	135,472,952	229,517,359	48,973,657	10,994,846
–	–	–	–	–
159,407	137,029,687	230,478,310	49,017,410	11,015,818

22,772	13,462,334	21,842,890	5,568,709	1,561,706
2,782	1,783,343	1,173,450	1,238,863	163,351
3,480	2,381,838	1,173,251	415,116	100,044
1,967	1,179,668	1,081,141	278,224	199,059
–	–	112	–	–
87	2,967	18,978	4,458	134
144	111,422	282,094	133,544	668
37	3,511	137,080	9,364	2,326
2,849	2,095,060	2,980,160	974,165	248,873
2,277	1,174,491	1,687,596	586,180	208,227
73,947	145,699	217,379	116,412	111,709
1,422	180,777	288,230	138,500	16,324
230	112,598	161,850	56,291	16,280
31,853	63,731	69,278	50,001	45,031
3,086	49,040	57,763	29,446	24,559
–	–	961	–	–
4,543	208,400	152,435	68,690	51,209
151,476	22,954,879	31,324,648	9,667,963	2,749,500
(4)	(2,826)	(2,680)	(1,075)	(418)
(116,242)	(49,040)	(57,763)	(29,446)	(24,559)
–	–	–	–	–
35,230	22,903,013	31,264,205	9,637,442	2,724,523
124,177	114,126,674	199,214,105	39,379,968	8,291,295

57,978	28,120,925	302,708,521	42,202,618	550,131
30,669	135,835	28,846,815	(5,902,438)	(3,822,074)

–	(1,778,531)	(5,379,580)	(218,764)	(32,447)
–	3,428,927	6,670,028	5,590,589	(46,527,394)

–	(935,429)	(1,538,868)	(235,998)	(2,017)

(404,811)	119,653,943	(81,876,983)	(64,725,563)	9,017,788

894	204,892	532,323	(536,705)	(204,673)

See Notes to Financial Statements.	387

Statements of Operations (unaudited)(continued)

For the Six Months Ended May 31, 2021

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Net realized and unrealized gain (loss):
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	$(1,468,178)	$123,919	$2,461
Net change in unrealized appreciation/depreciation on swap contracts	–	363,790	(54,118)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	2,861	232	176
Net change in unrealized appreciation/depreciation on unfunded commitments	–	–	–
Net realized and unrealized gain (loss)	82,020,193	(38,370,124)	(3,407,472)
Net Increase (Decrease) in Net Assets Resulting From Operations	$86,572,818	$(26,398,617)	$10,934

388	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$–	$(747,775)	$(3,384,568)	$(408,524)	$9,171

–	2,191,074	2,862,420	(4,222,960)	111,999,035

1	173,832	47,637	(6,195)	(70)

–	167,694	(21,954)	–	–
(315,269)	150,615,387	249,465,791	(28,463,940)	70,987,450

$(191,092)	$264,742,061	$448,679,896	$10,916,028	$79,278,745

See Notes to Financial Statements.	389

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2021

	Short Duration Core Bond Fund	Short Duration Income Fund
Investment income:
Dividends	$–	$790,250
Interest and other	1,035,417	637,002,184
Interest earned from Interfund Lending (See Note 12)	–	745
Total investment income	1,035,417	637,793,179
Expenses:
Management fee	233,596	72,410,095
12b-1 distribution plan-Class A	45,321	12,924,552
12b-1 distribution plan-Class A1	–	–
12b-1 distribution plan-Class C	19,603	16,277,080
12b-1 distribution plan-Class F	47,664	12,112,325
12b-1 distribution plan-Class P	–	–
12b-1 distribution plan-Class R2	–	38,019
12b-1 distribution plan-Class R3	123	988,968
12b-1 distribution plan-Class R4	15	200,959
Shareholder servicing	46,715	18,698,321
Fund administration	31,146	11,465,944
Reports to shareholders	3,309	1,579,467
Registration	83,601	915,268
Trustees’ fees	2,749	1,093,912
Custody	4,359	271,862
Professional	31,956	225,464
Other	9,757	406,330
Gross expenses	559,914	149,608,566
Expense reductions (See Note 10)	(80)	(26,398)
Fees waived and expenses reimbursed (See Note 3)	(136,034)	(271,862)
Shareholder servicing reimbursed-Class I (See Note 3)	–	–
Net expenses	423,800	149,310,306
Net investment income	611,617	488,482,873
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	450,083	145,649,684
Net realized gain (loss) on futures contracts	76,789	56,123,872
Net realized gain (loss) on forward foreign currency exchange contracts	(6,542)	5,273,103
Net realized gain (loss) on swap contracts	(72,911)	23,424,598
Net realized gain (loss) on foreign currency related transactions	(257)	3,000
Net change in unrealized appreciation/depreciation on investments	(120,344)	197,250,627
Net change in unrealized appreciation/depreciation on futures contracts	4,028	1,029,867
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	2,634	6,774,412
Net change in unrealized appreciation/depreciation on swap contracts	113,685	(12,620,402)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	25	(2,245)
Net realized and unrealized gain (loss)	447,190	422,906,516
Net Increase (Decrease) in Net Assets Resulting From Operations	$1,058,807	$911,389,389

390	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$–	$–
51,914,814	75,847,468
212	200
51,915,026	75,847,668

5,842,721	17,289,475
1,392,071	8,820,441
–	21,524
327,834	–
503,625	3,267,850
1,443	–
7,143	–
172,198	–
69,808	–
1,676,837	5,473,543
837,510	4,068,112
191,356	328,907
137,430	905,458
81,077	404,152
44,199	100,703
44,734	91,152
73,504	206,653
11,403,490	40,977,970
(1,584)	(9,955)
(44,199)	(101,668)
(81,745)	–
11,275,962	40,866,347
40,639,064	34,981,321

16,267,577	1,954,399
(32,163,886)	–
(331,171)	–
(934,029)	–
8,116	–
(35,647,453)	(8,926,208)
(2,539,392)	–

16,298	–
(426,169)	–

(78,444)	–
(55,828,553)	(6,971,809)
$(15,189,489)	$28,009,512

See Notes to Financial Statements.	391

Statements of Changes in Net Assets (unaudited)

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020
Operations:
Net investment income	$4,552,625	$8,280,966
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	242,102,375	197,625,004
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(160,082,182)	248,550,714
Net increase (decrease) in net assets resulting from operations	86,572,818	454,456,684
Distributions to shareholders:
Class A	(43,439,227)	(12,026,469)
Class C	(9,636,964)	(3,152,590)
Class F	(95,919,556)	(15,483,914)
Class F3	(3,644,082)	(703,791)
Class I	(43,624,118)	(23,687,385)
Class P	(10,633)	(5,567)
Class R2	(6,612)	(4,234)
Class R3	(3,733,931)	(848,067)
Class R4	(60,898)	(6,762)
Class R5	(201,496)	(72,154)
Class R6	(855,458)	(407,738)
Total distributions to shareholders	(201,132,975)	(56,398,671)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	849,437,451	753,471,200
Reinvestment of distributions	180,453,576	51,918,546
Cost of shares reacquired	(628,393,302)	(516,629,223)
Net increase (decrease) in net assets resulting from capital share transactions	401,497,725	288,760,523
Net increase (decrease) in net assets	286,937,568	686,818,536
NET ASSETS:
Beginning of period	$1,377,282,140	$690,463,604
End of period	$1,664,219,708	$1,377,282,140

392	See Notes to Financial Statements.

Core Fixed Income Fund		Core Plus Bond Fund
For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020	For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020

$11,971,507	$31,744,335	$3,418,406	$6,619,390

(5,529,643)	79,393,615	(965,795)	4,457,156

(32,840,481)	17,515,377	(2,441,677)	3,490,588

(26,398,617)	128,653,327	10,934	14,567,134

(25,737,970)	(11,268,416)	(1,585,854)	(1,564,863)
(1,706,293)	(660,646)	(131,973)	(155,580)
(14,030,409)	(6,168,214)	(4,531,882)	(6,963,737)
(15,918,118)	(7,652,850)	(308,279)	(202,841)
(19,194,545)	(10,497,468)	(902,479)	(992,480)
–	–	–	–
(15,745)	(8,902)	–	–
(412,346)	(187,241)	(3,270)	(6,167)
(397,969)	(180,145)	(6,994)	(4,551)
(41,823)	(27,049)	(306)	(919)
(1,323,632)	(835,176)	(25,808)	(27,450)
(78,778,850)	(37,486,107)	(7,496,845)	(9,918,588)

321,453,256	1,175,119,050	106,293,335	228,820,166
78,252,253	37,271,368	7,489,313	9,922,011
(332,793,695)	(740,809,797)	(121,887,918)	(153,506,555)

66,911,814	471,580,621	(8,105,270)	85,235,622
(38,265,653)	562,747,841	(15,591,181)	89,884,168

$2,049,016,724	$1,486,268,883	$290,305,686	$200,421,518
$2,010,751,071	$2,049,016,724	$274,714,505	$290,305,686

See Notes to Financial Statements.	393

Statements of Changes in Net Assets (unaudited)(continued)

	Corporate Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020
Operations:
Net investment income	$124,177	$263,442
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	88,647	402,389
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(403,916)	172,350
Net increase (decrease) in net assets resulting from operations	(191,092)	838,181
Distributions to shareholders:
Class A	(80,080)	(40,744)
Class C	(23,483)	(16,679)
Class F	(127,788)	(141,022)
Class F3	(59,215)	(63,015)
Class I	(4,485)	(5,550)
Class P	–	–
Class R2	(875)	(847)
Class R3	(1,760)	(1,701)
Class R4	(935)	(957)
Class R5	(979)	(1,037)
Class R6	(60,112)	(63,702)
Return of capital
Class A	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distributions to shareholders	(359,712)	(335,254)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	2,440,278	7,415,917
Reinvestment of distributions	187,163	229,109
Cost of shares reacquired	(1,511,705)	(5,100,194)
Net increase (decrease) in net assets resulting from capital share transactions	1,115,736	2,544,832
Net increase (decrease) in net assets	564,932	3,047,759
NET ASSETS:
Beginning of period	$10,923,313	$7,875,554
End of period	$11,488,245	$10,923,313

394	See Notes to Financial Statements.

Floating Rate Fund		High Yield Fund
For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020	For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020

$114,126,674	$333,650,171	$199,214,105	$383,295,703

28,971,727	(918,115,780)	331,306,916	(171,817,109)

121,643,660	161,355,097	(81,841,125)	332,891,348

264,742,061	(423,110,512)	448,679,896	544,369,942

(34,478,120)	(77,880,628)	(27,909,769)	(59,430,642)
(9,443,157)	(29,550,397)	(5,835,241)	(15,701,003)
(46,581,144)	(118,552,436)	(52,435,578)	(114,217,234)
(2,022,353)	(4,748,546)	(48,559,448)	(71,956,776)
(17,939,609)	(46,185,206)	(43,505,396)	(83,792,385)
–	–	(1,128)	(2,942)
(17,193)	(45,528)	(137,645)	(460,759)
(796,301)	(1,700,200)	(2,516,402)	(5,800,041)
(53,752)	(157,132)	(2,582,347)	(6,144,453)
(81,513)	(291,452)	(6,093,069)	(14,865,606)
(2,355,886)	(4,971,555)	(16,508,183)	(34,047,152)

–	(13,936,988)	–	–
–	(5,288,138)	–	–
–	(21,215,339)	–	–
–	(849,768)	–	–
–	(8,264,991)	–	–
–	(8,147)	–	–
–	(304,257)	–	–
–	(28,119)	–	–
–	(52,156)	–	–
–	(889,676)	–	–
(113,769,028)	(334,920,659)	(206,084,206)	(406,418,993)

1,632,731,678	2,769,549,859	1,337,684,274	4,557,701,200
95,954,944	277,197,863	192,866,010	378,696,214
(1,326,143,243)	(5,936,645,921)	(2,577,145,838)	(3,827,045,203)

402,543,379	(2,889,898,199)	(1,046,595,554)	1,109,352,211
553,516,412	(3,647,929,370)	(803,999,864)	1,247,303,160

$5,761,844,272	$9,409,773,642	$8,302,505,759	$7,055,202,599
$6,315,360,684	$5,761,844,272	$7,498,505,895	$8,302,505,759

See Notes to Financial Statements.	395

Statements of Changes in Net Assets (unaudited)(continued)

	Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020
Operations:
Net investment income	$39,379,968	$87,432,612
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	41,436,007	21,948,574
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(69,899,947)	79,976,299
Net increase in net assets resulting from operations	10,916,028	189,357,485
Distributions to shareholders:
Class A	(19,301,020)	(40,039,344)
Class C	(1,231,859)	(4,336,200)
Class F	(8,935,608)	(22,016,457)
Class F3	(12,937,504)	(25,058,866)
Class I	(2,404,143)	(5,984,763)
Class R2	(20,147)	(50,895)
Class R3	(752,893)	(1,800,809)
Class R4	(114,514)	(325,479)
Class R5	(105,212)	(236,503)
Class R6	(985,024)	(2,235,220)
Total distributions to shareholders	(46,787,924)	(102,084,536)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	429,600,495	974,203,120
Reinvestment of distributions	43,316,971	92,724,686
Cost of shares reacquired	(395,685,534)	(944,205,546)
Net increase (decrease) in net assets resulting from capital share transactions	77,231,932	122,722,260
Net increase (decrease) in net assets	41,360,036	209,995,209
NET ASSETS:
Beginning of period	$2,913,765,028	$2,703,769,819
End of period	$2,955,125,064	$2,913,765,028

396	See Notes to Financial Statements.

Inflation Focused Fund		Short Duration Core Bond Fund
For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020	For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020

$8,291,295	$19,519,379	$611,617	$1,144,019

(49,833,801)	(6,988,431)	447,162	173,966

120,821,251	(4,179,790)	28	524,598

79,278,745	8,351,158	1,058,807	1,842,583

(2,336,366)	(3,367,740)	(382,989)	(407,452)
(276,832)	(699,044)	(23,239)	(47,544)
(5,712,703)	(7,922,723)	(849,661)	(1,175,567)
(305,503)	(342,816)	(3,923)	(5,050)
(6,500,443)	(16,633,850)	(83,329)	(60,914)
(587)	(1,217)	–	(298)
(3,622)	(6,093)	(343)	(1,680)
(27,669)	(95,602)	(102)	(476)
(2,803)	(10,385)	(116)	(525)
(252,952)	(1,270,570)	(8,822)	(23,329)
(15,419,480)	(30,350,040)	(1,352,524)	(1,722,835)

1,404,085,980	283,087,556	113,560,848	170,629,856
14,431,647	27,038,763	1,272,397	1,670,767
(112,413,436)	(751,918,774)	(68,793,402)	(92,491,819)

1,306,104,191	(441,792,455)	46,039,843	79,808,804
1,369,963,456	(463,791,337)	45,746,126	79,928,552

$640,299,554	$1,104,090,891	$124,755,006	$44,826,454
$2,010,263,010	$640,299,554	$170,501,132	$124,755,006

See Notes to Financial Statements.	397

Statements of Changes in Net Assets (unaudited)(concluded)

	Short Duration Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020
Operations:
Net investment income	$488,482,873	$1,237,223,645
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	230,474,257	(56,963,808)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	192,432,259	36,380,905
Net increase (decrease) in net assets resulting from operations	911,389,389	1,216,640,742
Distributions to shareholders:
Class A	(159,300,888)	(350,586,053)
Class A1	–	–
Class C	(34,496,588)	(106,276,101)
Class F	(310,124,707)	(688,006,004)
Class F3	(61,940,471)	(138,292,416)
Class I	(136,310,656)	(305,139,040)
Class P	–	–
Class R2	(131,020)	(365,608)
Class R3	(4,294,411)	(9,763,395)
Class R4	(1,996,167)	(4,531,989)
Class R5	(893,959)	(2,374,136)
Class R6	(12,840,685)	(27,870,793)
Total distributions to shareholders	(722,329,552)	(1,633,205,535)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	13,778,630,860	26,023,360,331
Reinvestment of distributions	626,974,139	1,411,722,115
Cost of shares reacquired	(10,671,868,784)	(26,669,111,863)
Net increase (decrease) in net assets resulting from capital share transactions	3,733,736,215	765,970,583
Net increase (decrease) in net assets	3,922,796,052	349,405,790
NET ASSETS:
Beginning of period	$55,915,608,062	$55,566,202,272
End of period	$59,838,404,114	$55,915,608,062

398	See Notes to Financial Statements.

Total Return Fund		Ultra Short Bond Fund
For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020	For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020

$40,639,064	$95,432,675	$34,981,321	$237,124,012

(17,153,393)	164,923,469	1,954,399	(49,993,084)

(38,675,160)	5,727,695	(8,926,208)	12,662,427

(15,189,489)	266,083,839	28,009,512	199,793,355

(43,255,820)	(33,261,179)	(19,573,469)	(139,495,939)
–	–	(20,956)	(80,421)
(2,285,773)	(2,032,803)	–	–
(31,703,508)	(25,171,768)	(12,467,811)	(76,898,925)
(25,353,123)	(19,710,469)	(1,902,340)	(4,398,887)
(13,125,803)	(11,283,291)	(2,974,528)	(18,442,515)
(19,279)	(13,487)	–	–
(71,436)	(61,337)	–	–
(2,308,128)	(1,974,852)	–	–
(1,769,348)	(1,631,622)	–	–
(3,261,414)	(3,077,974)	(1,829)	(27,977)
(9,322,288)	(9,775,103)	(176,507)	(573,211)
(132,475,920)	(107,993,885)	(37,117,440)	(239,917,875)

535,256,112	1,231,781,820	6,536,024,539	21,872,176,858
122,382,753	99,416,854	34,689,411	228,044,541
(616,110,463)	(1,314,339,885)	(9,452,560,751)	(21,082,406,048)

41,528,402	16,858,789	(2,881,846,801)	1,017,815,351
(106,137,007)	174,948,743	(2,890,954,729)	977,690,831

$4,256,516,694	$4,081,567,951	$21,557,539,458	$20,579,848,627
$4,150,379,687	$4,256,516,694	$18,666,584,729	$21,557,539,458

See Notes to Financial Statements.	399

Financial Highlights (unaudited)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
5/31/2021(c)	$20.52	$0.05	$1.48	$1.53	$(0.13)	$(2.86)	$(2.99)
11/30/2020	14.15	0.14	7.40	7.54	(0.21)	(0.96)	(1.17)
11/30/2019	13.16	0.21	1.70	1.91	(0.53)	(0.39)	(0.92)
11/30/2018	13.31	0.16	(0.03)	0.13	(0.28)	–	(0.28)
11/30/2017	11.65	0.20	1.83	2.03	(0.37)	–	(0.37)
11/30/2016	11.13	0.26	0.67	0.93	(0.41)	–	(0.41)
Class C
5/31/2021(c)	20.37	(0.02)	1.48	1.46	(0.09)	(2.86)	(2.95)
11/30/2020	14.05	0.03	7.36	7.39	(0.11)	(0.96)	(1.07)
11/30/2019	13.08	0.12	1.69	1.81	(0.45)	(0.39)	(0.84)
11/30/2018	13.23	0.07	(0.03)	0.04	(0.19)	–	(0.19)
11/30/2017	11.57	0.13	1.83	1.96	(0.30)	–	(0.30)
11/30/2016	11.07	0.19	0.65	0.84	(0.34)	–	(0.34)
Class F
5/31/2021(c)	20.52	0.06	1.49	1.55	(0.14)	(2.86)	(3.00)
11/30/2020	14.15	0.16	7.39	7.55	(0.22)	(0.96)	(1.18)
11/30/2019	13.17	0.22	1.69	1.91	(0.54)	(0.39)	(0.93)
11/30/2018	13.32	0.18	(0.04)	0.14	(0.29)	–	(0.29)
11/30/2017	11.65	0.22	1.84	2.06	(0.39)	–	(0.39)
11/30/2016	11.13	0.27	0.67	0.94	(0.42)	–	(0.42)
Class F3
5/31/2021(c)	20.68	0.07	1.51	1.58	(0.15)	(2.86)	(3.01)
11/30/2020	14.24	0.18	7.46	7.64	(0.24)	(0.96)	(1.20)
11/30/2019	13.25	0.24	1.70	1.94	(0.56)	(0.39)	(0.95)
11/30/2018	13.39	0.20	(0.04)	0.16	(0.30)	–	(0.30)
4/4/2017 to 11/30/2017(f)	17.35	0.16	(4.01)	(3.85)	(0.11)	–	(0.11)
Class I
5/31/2021(c)	20.66	0.07	1.49	1.56	(0.15)	(2.86)	(3.01)
11/30/2020	14.23	0.17	7.46	7.63	(0.24)	(0.96)	(1.20)
11/30/2019	13.24	0.24	1.70	1.94	(0.56)	(0.39)	(0.95)
11/30/2018	13.39	0.19	(0.04)	0.15	(0.30)	–	(0.30)
11/30/2017	11.71	0.23	1.85	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.29	0.66	0.95	(0.43)	–	(0.43)
Class P
5/31/2021(c)	20.88	0.03	1.51	1.54	(0.11)	(2.86)	(2.97)
11/30/2020	14.37	0.09	7.55	7.64	(0.17)	(0.96)	(1.13)
11/30/2019	13.36	0.18	1.72	1.90	(0.50)	(0.39)	(0.89)
11/30/2018	13.51	0.13	(0.04)	0.09	(0.24)	–	(0.24)
11/30/2017	11.81	0.18	1.86	2.04	(0.34)	–	(0.34)
11/30/2016	11.28	0.27	0.66	0.93	(0.40)	–	(0.40)

400	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$19.06	7.51	(d)	1.00	(e)	1.00	(e)	0.46	(e)	$371,906	78	(d)
20.52	57.67		1.06		1.06		0.86		290,469	138
14.15	15.80		1.06		1.06		1.59		143,294	161
13.16	0.94		1.04		1.04		1.21		133,181	213
13.31	17.86		1.03		1.04		1.63		116,819	224
11.65	8.63		1.06		1.14		2.45		75,091	241

18.88	7.17	(d)	1.66	(e)	1.66	(e)	(0.16	)(e)	80,946	78	(d)
20.37	56.72		1.70		1.70		0.21		64,570	138
14.05	15.00		1.70		1.70		0.94		41,278	161
13.08	0.27		1.69		1.69		0.56		38,615	213
13.23	17.25		1.65		1.66		1.06		42,574	224
11.57	7.88		1.69		1.77		1.82		36,351	241

19.07	7.61	(d)	0.90	(e)	0.90	(e)	0.59	(e)	862,308	78	(d)
20.52	57.83		0.96		0.96		0.96		625,813	138
14.15	15.92		0.96		0.96		1.69		173,878	161
13.17	0.95		0.94		0.94		1.32		201,325	213
13.32	18.06		0.93		0.93		1.71		148,917	224
11.65	8.74		0.96		1.04		2.50		80,847	241

19.25	7.71	(d)	0.75	(e)	0.75	(e)	0.75	(e)	40,455	78	(d)
20.68	58.11		0.80		0.80		1.12		23,424	138
14.24	16.02		0.83		0.83		1.81		8,030	161
13.25	1.12		0.81		0.81		1.47		6,635	213
13.39	10.06	(d)	0.81	(e)	0.82	(e)	1.84	(e)	3,884	224

19.21	7.61	(d)	0.80	(e)	0.80	(e)	0.68	(e)	249,773	78	(d)
20.66	58.08		0.86		0.86		1.05		340,178	138
14.23	15.94		0.86		0.86		1.82		307,308	161
13.24	1.12		0.84		0.84		1.40		469,350	213
13.39	18.16		0.83		0.84		1.84		553,681	224
11.71	8.91		0.86		0.94		2.66		373,793	241

19.45	7.38	(d)	1.25	(e)	1.25	(e)	0.25	(e)	75	78	(d)
20.88	57.33		1.31		1.31		0.60		74	138
14.37	15.43		1.31		1.31		1.33		70	161
13.36	0.68		1.29		1.29		0.96		59	213
13.51	17.66		1.27		1.28		1.43		56	224
11.81	8.48		1.18		1.25		2.44		32	241

See Notes to Financial Statements.	401

Financial Highlights (unaudited)(continued)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class R2
5/31/2021(c)	$20.88	$0.01	$1.52	$1.53	$(0.11)	$(2.86)	$(2.97)
11/30/2020	14.37	0.07	7.54	7.61	(0.14)	(0.96)	(1.10)
11/30/2019	13.35	0.17	1.71	1.88	(0.47)	(0.39)	(0.86)
11/30/2018	13.49	0.11	(0.03)	0.08	(0.22)	–	(0.22)
11/30/2017	11.79	0.17	1.85	2.02	(0.32)	–	(0.32)
11/30/2016	11.26	0.22	0.66	0.88	(0.35)	–	(0.35)
Class R3
5/31/2021(c)	20.41	0.02	1.48	1.50	(0.11)	(2.86)	(2.97)
11/30/2020	14.08	0.09	7.37	7.46	(0.17)	(0.96)	(1.13)
11/30/2019	13.11	0.17	1.68	1.85	(0.49)	(0.39)	(0.88)
11/30/2018	13.26	0.13	(0.04)	0.09	(0.24)	–	(0.24)
11/30/2017	11.60	0.17	1.83	2.00	(0.34)	–	(0.34)
11/30/2016	11.09	0.23	0.66	0.89	(0.38)	–	(0.38)
Class R4
5/31/2021(c)	20.52	0.04	1.49	1.53	(0.13)	(2.86)	(2.99)
11/30/2020	14.14	0.14	7.40	7.54	(0.20)	(0.96)	(1.16)
11/30/2019	13.16	0.20	1.70	1.90	(0.53)	(0.39)	(0.92)
11/30/2018	13.31	0.16	(0.04)	0.12	(0.27)	–	(0.27)
11/30/2017	11.64	0.20	1.84	2.04	(0.37)	–	(0.37)
11/30/2016	11.14	0.25	0.66	0.91	(0.41)	–	(0.41)
Class R5
5/31/2021(c)	20.65	0.07	1.49	1.56	(0.15)	(2.86)	(3.01)
11/30/2020	14.23	0.17	7.45	7.62	(0.24)	(0.96)	(1.20)
11/30/2019	13.24	0.23	1.71	1.94	(0.56)	(0.39)	(0.95)
11/30/2018	13.38	0.19	(0.03)	0.16	(0.30)	–	(0.30)
11/30/2017	11.70	0.21	1.87	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.29	0.65	0.94	(0.43)	–	(0.43)
Class R6
5/31/2021(c)	20.69	0.08	1.49	1.57	(0.15)	(2.86)	(3.01)
11/30/2020	14.25	0.17	7.47	7.64	(0.24)	(0.96)	(1.20)
11/30/2019	13.25	0.24	1.71	1.95	(0.56)	(0.39)	(0.95)
11/30/2018	13.39	0.19	(0.03)	0.16	(0.30)	–	(0.30)
11/30/2017	11.71	0.23	1.85	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.33	0.62	0.95	(0.43)	–	(0.43)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

402	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$19.44	7.33	(d)	1.39	(e)	1.39	(e)	0.11	(e)	$75	78	(d)
20.88	57.05		1.46		1.46		0.45		46	138
14.37	15.27		1.45		1.45		1.23		56	161
13.35	0.57		1.44		1.44		0.79		70	213
13.49	17.49		1.43		1.44		1.32		119	224
11.79	8.07		1.47		1.54		2.03		125	241

18.94	7.36	(d)	1.30	(e)	1.30	(e)	0.20	(e)	34,985	78	(d)
20.41	57.25		1.36		1.36		0.56		25,311	138
14.08	15.37		1.36		1.36		1.28		10,420	161
13.11	0.65		1.34		1.34		0.94		8,548	213
13.26	17.61		1.32		1.32		1.34		5,577	224
11.60	8.26		1.35		1.43		2.15		2,939	241

19.06	7.51	(d)	1.05	(e)	1.05	(e)	0.45	(e)	534	78	(d)
20.52	57.67		1.13		1.13		0.86		418	138
14.14	15.68		1.11		1.11		1.53		88	161
13.16	0.88		1.09		1.09		1.17		64	213
13.31	17.90		1.08		1.08		1.61		59	224
11.64	8.53		1.09		1.16		2.21		47	241

19.20	7.61	(d)	0.80	(e)	0.80	(e)	0.71	(e)	1,753	78	(d)
20.65	58.01		0.86		0.86		1.05		1,314	138
14.23	16.03		0.86		0.87		1.70		843	161
13.24	1.10		0.83		0.83		1.43		150	213
13.38	18.18		0.83		0.83		1.63		139	224
11.70	8.82		0.87		0.92		2.67		10	241

19.25	7.65	(d)	0.75	(e)	0.75	(e)	0.79	(e)	21,409	78	(d)
20.69	58.08		0.80		0.80		1.11		5,665	138
14.25	16.01		0.83		0.83		1.77		5,198	161
13.25	1.20		0.81		0.81		1.39		4,558	213
13.39	18.16		0.81		0.81		1.77		2,573	224
11.71	8.92		0.83		0.85		2.96		115	241

See Notes to Financial Statements.	403

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
5/31/2021(c)	$11.69	$0.06	$(0.21)	$(0.15)	$(0.07)	$(0.37)	$(0.44)
11/30/2020	11.10	0.19	0.62	0.81	(0.22)	–	(0.22)
11/30/2019	10.38	0.25	0.76	1.01	(0.29)	–	(0.29)
11/30/2018	10.87	0.25	(0.43)	(0.18)	(0.31)	–	(0.31)
11/30/2017	10.80	0.18	0.14	0.32	(0.25)	–	(0.25)
11/30/2016	10.86	0.18	0.04	0.22	(0.26)	(0.02)	(0.28)
Class C
5/31/2021(c)	11.63	0.02	(0.20)	(0.18)	(0.03)	(0.37)	(0.40)
11/30/2020	11.05	0.12	0.61	0.73	(0.15)	–	(0.15)
11/30/2019	10.34	0.18	0.75	0.93	(0.22)	–	(0.22)
11/30/2018	10.82	0.18	(0.41)	(0.23)	(0.25)	–	(0.25)
11/30/2017	10.75	0.12	0.13	0.25	(0.18)	–	(0.18)
11/30/2016	10.81	0.11	0.04	0.15	(0.19)	(0.02)	(0.21)
Class F
5/31/2021(c)	11.68	0.06	(0.21)	(0.15)	(0.07)	(0.37)	(0.44)
11/30/2020	11.10	0.19	0.62	0.81	(0.23)	–	(0.23)
11/30/2019	10.38	0.26	0.76	1.02	(0.30)	–	(0.30)
11/30/2018	10.87	0.26	(0.43)	(0.17)	(0.32)	–	(0.32)
11/30/2017	10.80	0.19	0.14	0.33	(0.26)	–	(0.26)
11/30/2016	10.86	0.19	0.04	0.23	(0.27)	(0.02)	(0.29)
Class F3
5/31/2021(c)	11.69	0.07	(0.21)	(0.14)	(0.08)	(0.37)	(0.45)
11/30/2020	11.10	0.22	0.62	0.84	(0.25)	–	(0.25)
11/30/2019	10.38	0.28	0.76	1.04	(0.32)	–	(0.32)
11/30/2018	10.87	0.28	(0.43)	(0.15)	(0.34)	–	(0.34)
4/4/2017 to 11/30/2017(f)	10.84	0.15	0.06	0.21	(0.18)	–	(0.18)
Class I
5/31/2021(c)	11.68	0.07	(0.21)	(0.14)	(0.08)	(0.37)	(0.45)
11/30/2020	11.10	0.21	0.62	0.83	(0.25)	–	(0.25)
11/30/2019	10.38	0.27	0.76	1.03	(0.31)	–	(0.31)
11/30/2018	10.86	0.28	(0.42)	(0.14)	(0.34)	–	(0.34)
11/30/2017	10.80	0.21	0.12	0.33	(0.27)	–	(0.27)
11/30/2016	10.86	0.21	0.03	0.24	(0.28)	(0.02)	(0.30)
Class R2
5/31/2021(c)	11.69	0.04	(0.21)	(0.17)	(0.05)	(0.37)	(0.42)
11/30/2020	11.10	0.14	0.63	0.77	(0.18)	–	(0.18)
11/30/2019	10.38	0.21	0.75	0.96	(0.24)	–	(0.24)
11/30/2018	10.87	0.21	(0.43)	(0.22)	(0.27)	–	(0.27)
11/30/2017	10.80	0.14	0.13	0.27	(0.20)	–	(0.20)
11/30/2016	10.86	0.13	0.04	0.17	(0.21)	(0.02)	(0.23)

404	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.10	(1.32	)(d)	0.58	(e)	0.58	(e)	1.07	(e)	$658,399	280	(d)
11.69	7.40		0.60		0.60		1.63		677,401	589
11.10	9.79		0.64		0.64		2.30		492,702	836
10.38	(1.64)		0.62		0.69		2.36		405,998	615
10.87	2.96		0.66		0.86		1.70		460,291	466
10.80	2.00		0.66		0.86		1.65		478,353	556

11.05	(1.57	)(d)	1.23	(e)	1.23	(e)	0.43	(e)	37,177	280	(d)
11.63	6.66		1.22		1.22		1.01		49,939	589
11.05	9.05		1.25		1.25		1.70		42,376	836
10.34	(2.18)		1.25		1.32		1.72		41,820	615
10.82	2.33		1.28		1.48		1.07		66,387	466
10.75	1.36		1.28		1.48		1.03		86,326	556

11.09	(1.28	)(d)	0.48	(e)	0.48	(e)	1.16	(e)	348,622	280	(d)
11.68	7.41		0.49		0.49		1.70		371,706	589
11.10	9.89		0.54		0.54		2.37		214,720	836
10.38	(1.54)		0.52		0.60		2.43		128,716	615
10.87	3.07		0.55		0.75		1.78		196,037	466
10.80	2.09		0.55		0.75		1.76		381,062	556

11.10	(1.19	)(d)	0.31	(e)	0.31	(e)	1.33	(e)	422,222	280	(d)
11.69	7.69		0.32		0.32		1.90		399,915	589
11.10	10.09		0.35		0.35		2.58		307,972	836
10.38	(1.38)		0.34		0.41		2.63		237,638	615
10.87	1.99	(d)	0.35	(e)	0.55	(e)	2.14	(e)	300,983	466

11.09	(1.21	)(d)	0.34	(e)	0.38	(e)	1.31	(e)	487,471	280	(d)
11.68	7.56		0.35		0.39		1.87		493,395	589
11.10	10.04		0.40		0.44		2.50		364,812	836
10.38	(1.33)		0.39		0.48		2.60		194,836	615
10.86	3.07		0.46		0.66		1.90		190,063	466
10.80	2.20		0.46		0.66		1.88		152,207	556

11.10	(1.52	)(d)	0.98	(e)	0.98	(e)	0.66	(e)	854	280	(d)
11.69	6.97		1.00		1.00		1.26		445	589
11.10	9.35		1.04		1.04		1.93		532	836
10.38	(2.03)		1.02		1.10		1.95		632	615
10.87	2.56		1.06		1.26		1.28		951	466
10.80	1.59		1.05		1.25		1.22		655	556

See Notes to Financial Statements.	405

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class R3
5/31/2021(c)	$11.69	$0.04	$(0.21)	$(0.17)	$(0.05)	$(0.37)	$(0.42)
11/30/2020	11.10	0.15	0.63	0.78	(0.19)	–	(0.19)
11/30/2019	10.38	0.22	0.75	0.97	(0.25)	–	(0.25)
11/30/2018	10.87	0.22	(0.43)	(0.21)	(0.28)	–	(0.28)
11/30/2017	10.80	0.15	0.14	0.29	(0.22)	–	(0.22)
11/30/2016	10.86	0.15	0.03	0.18	(0.22)	(0.02)	(0.24)
Class R4
5/31/2021(c)	11.68	0.06	(0.21)	(0.15)	(0.07)	(0.37)	(0.44)
11/30/2020	11.10	0.18	0.62	0.80	(0.22)	–	(0.22)
11/30/2019	10.38	0.24	0.76	1.00	(0.28)	–	(0.28)
11/30/2018	10.87	0.25	(0.43)	(0.18)	(0.31)	–	(0.31)
11/30/2017	10.80	0.18	0.13	0.31	(0.24)	–	(0.24)
11/30/2016	10.86	0.17	0.04	0.21	(0.25)	(0.02)	(0.27)
Class R5
5/31/2021(c)	11.69	0.07	(0.21)	(0.14)	(0.08)	(0.37)	(0.45)
11/30/2020	11.10	0.21	0.63	0.84	(0.25)	–	(0.25)
11/30/2019	10.38	0.27	0.76	1.03	(0.31)	–	(0.31)
11/30/2018	10.87	0.27	(0.43)	(0.16)	(0.33)	–	(0.33)
11/30/2017	10.80	0.21	0.13	0.34	(0.27)	–	(0.27)
11/30/2016	10.86	0.20	0.04	0.24	(0.28)	(0.02)	(0.30)
Class R6
5/31/2021(c)	11.68	0.07	(0.21)	(0.14)	(0.08)	(0.37)	(0.45)
11/30/2020	11.10	0.22	0.62	0.84	(0.26)	–	(0.26)
11/30/2019	10.38	0.28	0.76	1.04	(0.32)	–	(0.32)
11/30/2018	10.86	0.28	(0.42)	(0.14)	(0.34)	–	(0.34)
11/30/2017	10.80	0.22	0.12	0.34	(0.28)	–	(0.28)
11/30/2016	10.85	0.22	0.04	0.26	(0.29)	(0.02)	(0.31)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

406	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.10	(1.47	)(d)	0.88	(e)	0.88	(e)	0.77	(e)	$10,965	280	(d)
11.69	7.08		0.90		0.90		1.35		11,473	589
11.10	9.46		0.94		0.94		2.02		11,736	836
10.38	(1.94)		0.92		0.99		2.05		11,965	615
10.87	2.67		0.94		1.15		1.38		15,555	466
10.80	1.70		0.95		1.15		1.36		21,240	556

11.09	(1.35	)(d)	0.63	(e)	0.63	(e)	1.02	(e)	10,780	280	(d)
11.68	7.26		0.65		0.65		1.58		10,750	589
11.10	9.73		0.69		0.69		2.25		7,553	836
10.38	(1.69)		0.67		0.73		2.34		8,196	615
10.87	2.92		0.72		0.92		1.65		6,544	466
10.80	1.97		0.71		0.91		1.52		815	556

11.10	(1.22	)(d)	0.38	(e)	0.38	(e)	1.26	(e)	1,148	280	(d)
11.69	7.61		0.40		0.40		1.86		1,053	589
11.10	10.01		0.44		0.44		2.50		1,370	836
10.38	(1.44)		0.42		0.48		2.58		811	615
10.87	3.17		0.46		0.66		1.88		802	466
10.80	2.24		0.45		0.65		1.78		327	556

11.09	(1.19	)(d)	0.31	(e)	0.31	(e)	1.33	(e)	33,112	280	(d)
11.68	7.60		0.32		0.32		1.95		32,940	589
11.10	10.10		0.35		0.35		2.60		42,495	836
10.38	(1.28)		0.34		0.41		2.65		42,302	615
10.86	3.19		0.34		0.54		1.99		41,952	466
10.80	2.42		0.34		0.54		1.97		34,585	556

See Notes to Financial Statements.	407

Financial Highlights (unaudited)(continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
5/31/2021(c)	$15.78	$0.18	$(0.16)	$0.02	$(0.23)	$(0.17)	$(0.40)
11/30/2020	15.39	0.38	0.61	0.99	(0.50)	(0.10)	(0.60)
11/30/2019	14.41	0.42	1.06	1.48	(0.50)	–	(0.50)
11/30/2018	15.14	0.47	(0.64)	(0.17)	(0.56)	–	(0.56)
11/30/2017	15.03	0.40	0.30	0.70	(0.49)	(0.10)	(0.59)
12/2/2015 to 11/30/2016(f)	15.00	0.43	0.14	0.57	(0.54)	–	(0.54)
Class C
5/31/2021(c)	15.78	0.13	(0.16)	(0.03)	(0.18)	(0.17)	(0.35)
11/30/2020	15.39	0.27	0.61	0.88	(0.39)	(0.10)	(0.49)
11/30/2019	14.42	0.31	1.06	1.37	(0.40)	–	(0.40)
11/30/2018	15.15	0.37	(0.64)	(0.27)	(0.46)	–	(0.46)
11/30/2017	15.04	0.30	0.29	0.59	(0.38)	(0.10)	(0.48)
12/2/2015 to 11/30/2016(f)	15.00	0.31	0.15	0.46	(0.42)	–	(0.42)
Class F
5/31/2021(c)	15.76	0.19	(0.15)	0.04	(0.24)	(0.17)	(0.41)
11/30/2020	15.38	0.39	0.60	0.99	(0.51)	(0.10)	(0.61)
11/30/2019	14.41	0.41	1.07	1.48	(0.51)	–	(0.51)
11/30/2018	15.14	0.48	(0.64)	(0.16)	(0.57)	–	(0.57)
11/30/2017	15.03	0.42	0.30	0.72	(0.51)	(0.10)	(0.61)
12/2/2015 to 11/30/2016(f)	15.00	0.45	0.13	0.58	(0.55)	–	(0.55)
Class F3
5/31/2021(c)	15.77	0.20	(0.15)	0.05	(0.25)	(0.17)	(0.42)
11/30/2020	15.40	0.42	0.59	1.01	(0.54)	(0.10)	(0.64)
11/30/2019	14.42	0.47	1.04	1.51	(0.53)	–	(0.53)
11/30/2018	15.15	0.52	(0.65)	(0.13)	(0.60)	–	(0.60)
4/4/2017 to 11/30/2017(g)	15.08	0.30	0.12	0.42	(0.35)	–	(0.35)
Class I
5/31/2021(c)	15.77	0.19	(0.16)	0.03	(0.24)	(0.17)	(0.41)
11/30/2020	15.39	0.41	0.60	1.01	(0.53)	(0.10)	(0.63)
11/30/2019	14.41	0.40	1.11	1.51	(0.53)	–	(0.53)
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
11/30/2017	15.03	0.43	0.30	0.73	(0.52)	(0.10)	(0.62)
12/2/2015 to 11/30/2016(f)	15.00	0.46	0.14	0.60	(0.57)	–	(0.57)
Class R3
5/31/2021(c)	15.77	0.16	(0.16)	–	(0.21)	(0.17)	(0.38)
11/30/2020	15.39	0.34	0.59	0.93	(0.45)	(0.10)	(0.55)
11/30/2019	14.41	0.37	1.07	1.44	(0.46)	–	(0.46)
11/30/2018	15.13	0.43	(0.64)	(0.21)	(0.51)	–	(0.51)
11/30/2017	15.03	0.36	0.29	0.65	(0.45)	(0.10)	(0.55)
12/2/2015 to 11/30/2016(f)	15.00	0.39	0.13	0.52	(0.49)	–	(0.49)

408	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.40	0.12	(d)	0.68	(e)	0.76	(e)	2.34	(e)	$67,531	158	(d)
15.78	6.57		0.68		0.80		2.46		57,837	443
15.39	10.39		0.68		1.12		2.74		24,429	598
14.41	(1.16)		0.68		2.45		3.18		6,283	468
15.14	4.73		0.68		2.68		2.66		6,390	396
15.03	3.81	(d)	0.68	(e)	2.25	(e)	2.88	(e)	5,366	390

15.40	(0.20	)(d)	1.34	(e)	1.43	(e)	1.68	(e)	5,620	158	(d)
15.78	5.83		1.38		1.50		1.77		5,846	443
15.39	9.63		1.32		1.70		2.03		3,992	598
14.42	(1.83)		1.36		3.12		2.51		603	468
15.15	3.98		1.40		3.41		1.95		613	396
15.04	3.09	(d)	1.46	(e)	3.08	(e)	2.07	(e)	259	390

15.39	0.24	(d)	0.58	(e)	0.66	(e)	2.43	(e)	166,656	158	(d)
15.76	6.61		0.58		0.70		2.56		181,474	443
15.38	10.41		0.58		0.89		2.71		157,901	598
14.41	(1.07)		0.58		2.35		3.28		5,774	468
15.14	4.83		0.58		2.58		2.76		6,010	396
15.03	3.92	(d)	0.58	(e)	2.15	(e)	2.97	(e)	5,119	390

15.40	0.33	(d)	0.39	(e)	0.46	(e)	2.62	(e)	17,781	158	(d)
15.77	6.69		0.39		0.50		2.74		8,558	443
15.40	10.63		0.46		0.98		3.11		11	598
14.42	(0.83)		0.43		2.12		3.46		10	468
15.15	2.71	(d)	0.39	(e)	2.66	(e)	3.01	(e)	10	396

15.39	0.22	(d)	0.48	(e)	0.56	(e)	2.52	(e)	15,640	158	(d)
15.77	6.71		0.48		0.61		2.66		35,271	443
15.39	10.61		0.47		0.70		2.62		13,782	598
14.41	(0.95)		0.47		2.25		3.40		108	468
15.14	4.94		0.48		2.48		2.86		109	396
15.03	4.02	(d)	0.48	(e)	2.05	(e)	3.08	(e)	104	390

15.39	(0.02	)(d)	0.98	(e)	1.06	(e)	2.05	(e)	147	158	(d)
15.77	6.19		0.98		1.09		2.19		124	443
15.39	10.09		0.95		1.47		2.43		188	598
14.41	(1.45)		0.97		2.75		2.88		27	468
15.13	4.42		0.98		2.97		2.35		27	396
15.03	3.51	(d)	0.97	(e)	2.53	(e)	2.57	(e)	26	390

See Notes to Financial Statements.	409

Financial Highlights (unaudited)(continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	bution
Class R4
5/31/2021(c)	$15.77	$0.18	$ (0.15)	$0.03	$(0.23)	$(0.17)	$(0.40)
11/30/2020	15.39	0.37	0.60	0.97	(0.49)	(0.10)	(0.59)
11/30/2019	14.41	0.43	1.04	1.47	(0.49)	–	(0.49)
11/30/2018	15.14	0.46	(0.64)	(0.18)	(0.55)	–	(0.55)
11/30/2017	15.03	0.40	0.29	0.69	(0.48)	(0.10)	(0.58)
12/2/2015 to 11/30/2016(f)	15.00	0.42	0.14	0.56	(0.53)	–	(0.53)
Class R5
5/31/2021(c)	15.77	0.20	(0.16)	0.04	(0.24)	(0.17)	(0.41)
11/30/2020	15.39	0.41	0.60	1.01	(0.53)	(0.10)	(0.63)
11/30/2019	14.41	0.47	1.04	1.51	(0.53)	–	(0.53)
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
11/30/2017	15.03	0.43	0.30	0.73	(0.52)	(0.10)	(0.62)
12/2/2015 to 11/30/2016(f)	15.00	0.46	0.14	0.60	(0.57)	–	(0.57)
Class R6
5/31/2021(c)	15.78	0.20	(0.16)	0.04	(0.25)	(0.17)	(0.42)
11/30/2020	15.39	0.43	0.60	1.03	(0.54)	(0.10)	(0.64)
11/30/2019	14.41	0.47	1.04	1.51	(0.53)	–	(0.53)
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
11/30/2017	15.03	0.45	0.30	0.75	(0.54)	(0.10)	(0.64)
12/2/2015 to 11/30/2016(f)	15.00	0.48	0.14	0.62	(0.59)	–	(0.59)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on December 2, 2015.
(g)	Commenced on April 4, 2017.

410	See Notes to Financial Statements.

			Ratios to Average Net Assets:					Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net		Net
asset			and/or			invest-		assets,	Portfolio
value,	Total		reimburse-	Total		ment		end of	turnover
end of	return(b)		ments	expenses		income		period	rate
period	(%)		(%)	(%)		(%)		(000)	(%)

$15.40	0.17	(d)	0.73 (e)	0.81	(e)	2.30	(e)	$288	158 (d)
15.77	6.45		0.73	0.86		2.39		266	443
15.39	10.35		0.73	1.31		2.84		30	598
14.41	(1.21)		0.72	2.50		3.13		27	468
15.14	4.68		0.74	2.73		2.58		27	396
15.03	3.76	(d)	0.73 (e)	2.29	(e)	2.81	(e)	26	390

15.40	0.29	(d)	0.48 (e)	0.51	(e)	2.55	(e)	11	158 (d)
15.77	6.72		0.48	0.57		2.69		12	443
15.39	10.63		0.48	1.06		3.10		30	598
14.41	(0.97)		0.47	2.25		3.38		27	468
15.14	4.94		0.48	2.48		2.84		27	396
15.03	4.01	(d)	0.49 (e)	2.05	(e)	3.06	(e)	26	390

15.40	0.27	(d)	0.39 (e)	0.46	(e)	2.65	(e)	1,040	158 (d)
15.78	6.86		0.39	0.51		2.78		918	443
15.39	10.65		0.46	1.00		3.11		30	598
14.41	(0.93)		0.44	2.24		3.42		27	468
15.14	5.05		0.37	2.47		2.95		27	396
15.03	4.17	(d)	0.33 (e)	1.96	(e)	3.22	(e)	26	390

See Notes to Financial Statements.	411

Financial Highlights (unaudited)(continued)

CORPORATE BOND FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income	(loss)(a)	tions	income	gain	bution
Class A
5/31/2021(c)	$10.78	$0.11	$(0.27)	$(0.16)	$(0.16)	$(0.18)	$(0.34)
11/30/2020	10.23	0.26	0.64	0.90	(0.35)	–	(0.35)
11/30/2019	9.32	0.31	0.99	1.30	(0.39)	–	(0.39)
11/30/2018	10.06	0.31	(0.64)	(0.33)	(0.40)	(0.01)	(0.41)
4/19/2017 to 11/30/2017(f)	10.00	0.17	0.13	0.30	(0.24)	–	(0.24)
Class C
5/31/2021(c)	10.77	0.08	(0.27)	(0.19)	(0.13)	(0.18)	(0.31)
11/30/2020	10.23	0.20	0.62	0.82	(0.28)	–	(0.28)
11/30/2019	9.32	0.24	0.99	1.23	(0.32)	–	(0.32)
11/30/2018	10.06	0.23	(0.63)	(0.40)	(0.33)	(0.01)	(0.34)
4/19/2017 to 11/30/2017(f)	10.00	0.13	0.12	0.25	(0.19)	–	(0.19)
Class F
5/31/2021(c)	10.79	0.12	(0.28)	(0.16)	(0.16)	(0.18)	(0.34)
11/30/2020	10.25	0.27	0.63	0.90	(0.36)	–	(0.36)
11/30/2019	9.34	0.32	0.99	1.31	(0.40)	–	(0.40)
11/30/2018	10.08	0.31	(0.63)	(0.32)	(0.41)	(0.01)	(0.42)
4/19/2017 to 11/30/2017(f)	10.00	0.18	0.14	0.32	(0.24)	–	(0.24)
Class F3
5/31/2021(c)	10.78	0.12	(0.27)	(0.15)	(0.17)	(0.18)	(0.35)
11/30/2020	10.23	0.30	0.62	0.92	(0.37)	–	(0.37)
11/30/2019	9.32	0.34	0.98	1.32	(0.41)	–	(0.41)
11/30/2018	10.06	0.34	(0.64)	(0.30)	(0.43)	(0.01)	(0.44)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.13	0.32	(0.26)	–	(0.26)
Class I
5/31/2021(c)	10.77	0.12	(0.27)	(0.15)	(0.17)	(0.18)	(0.35)
11/30/2020	10.23	0.30	0.61	0.91	(0.37)	–	(0.37)
11/30/2019	9.32	0.33	0.98	1.31	(0.40)	–	(0.40)
11/30/2018	10.06	0.32	(0.63)	(0.31)	(0.42)	(0.01)	(0.43)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.12	0.31	(0.25)	–	(0.25)
Class R2
5/31/2021(c)	10.77	0.09	(0.26)	(0.17)	(0.14)	(0.18)	(0.32)
11/30/2020	10.23	0.23	0.62	0.85	(0.31)	–	(0.31)
11/30/2019	9.32	0.27	0.99	1.26	(0.35)	–	(0.35)
11/30/2018	10.06	0.27	(0.64)	(0.37)	(0.36)	(0.01)	(0.37)
4/19/2017 to 11/30/2017(f)	10.00	0.15	0.12	0.27	(0.21)	–	(0.21)

412	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return(b)		ments		expenses		income		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$10.28	(1.57	)(d)	0.68	(e)	2.70	(e)	2.10	(e)	$2,724	59	(d)
10.78	8.95		0.68		3.24		2.53		2,157	119
10.23	14.12		0.68		4.25		3.12		769	54
9.32	(3.36)		0.68		4.54		3.17		368	109
10.06	3.01	(d)	0.68	(e)	3.99	(e)	2.80	(e)	311	88

10.27	(1.88	)(d)	1.33	(e)	3.39	(e)	1.47	(e)	806	59	(d)
10.77	8.12		1.36		4.13		1.96		791	119
10.23	13.38		1.33		4.78		2.43		597	54
9.32	(4.07)		1.43		5.17		2.39		71	109
10.06	2.52	(d)	1.48	(e)	4.75	(e)	2.02	(e)	102	88

10.29	(1.51	)(d)	0.58	(e)	2.64	(e)	2.22	(e)	4,136	59	(d)
10.79	8.95		0.58		3.17		2.64		3,991	119
10.25	14.20		0.58		4.20		3.22		2,764	54
9.34	(3.26)		0.58		4.20		3.21		1,501	109
10.08	3.27	(d)	0.58	(e)	3.82	(e)	2.89	(e)	2,614	88

10.28	(1.44	)(d)	0.45	(e)	2.48	(e)	2.36	(e)	1,752	59	(d)
10.78	9.22		0.45		3.21		2.88		1,837	119
10.23	14.42		0.41		4.15		3.42		1,718	54
9.32	(3.07)		0.37		4.28		3.46		1,501	109
10.06	3.20	(d)	0.38	(e)	3.67	(e)	3.10	(e)	1,548	88

10.27	(1.47	)(d)	0.48	(e)	2.53	(e)	2.33	(e)	144	59	(d)
10.77	9.08		0.48		3.33		2.88		134	119
10.23	14.34		0.48		4.17		3.35		171	54
9.32	(3.19)		0.48		4.16		3.30		144	109
10.06	3.13	(d)	0.48	(e)	3.78	(e)	3.00	(e)	52	88

10.28	(1.66	)(d)	1.08	(e)	3.15	(e)	1.71	(e)	29	59	(d)
10.77	8.43		1.08		3.84		2.24		30	119
10.23	13.66		1.08		4.78		2.74		28	54
9.32	(3.75)		1.08		4.92		2.76		25	109
10.06	2.76	(d)	1.08	(e)	4.38	(e)	2.40	(e)	26	88

See Notes to Financial Statements.	413

Financial Highlights (unaudited)(continued)

CORPORATE BOND FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income	(loss)(a)	tions	income	gain	bution
Class R3
5/31/2021(c)	$10.77	$0.09	$(0.26)	$(0.17)	$(0.14)	$(0.18)	$(0.32)
11/30/2020	10.23	0.24	0.62	0.86	(0.32)	–	(0.32)
11/30/2019	9.32	0.28	0.99	1.27	(0.36)	–	(0.36)
11/30/2018	10.06	0.28	(0.64)	(0.36)	(0.37)	(0.01)	(0.38)
4/19/2017 to 11/30/2017(f)	10.00	0.15	0.13	0.28	(0.22)	–	(0.22)
Class R4
5/31/2021(c)	10.78	0.11	(0.27)	(0.16)	(0.16)	(0.18)	(0.34)
11/30/2020	10.23	0.27	0.62	0.89	(0.34)	–	(0.34)
11/30/2019	9.32	0.30	0.99	1.29	(0.38)	–	(0.38)
11/30/2018	10.06	0.30	(0.63)	(0.33)	(0.40)	(0.01)	(0.41)
4/19/2017 to 11/30/2017(f)	10.00	0.17	0.13	0.30	(0.24)	–	(0.24)
Class R5
5/31/2021(c)	10.78	0.12	(0.27)	(0.15)	(0.17)	(0.18)	(0.35)
11/30/2020	10.24	0.29	0.62	0.91	(0.37)	–	(0.37)
11/30/2019	9.32	0.33	0.99	1.32	(0.40)	–	(0.40)
11/30/2018	10.06	0.33	(0.64)	(0.31)	(0.42)	(0.01)	(0.43)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.12	0.31	(0.25)	–	(0.25)
Class R6
5/31/2021(c)	10.78	0.12	(0.27)	(0.15)	(0.17)	(0.18)	(0.35)
11/30/2020	10.23	0.30	0.62	0.92	(0.37)	–	(0.37)
11/30/2019	9.32	0.34	0.98	1.32	(0.41)	–	(0.41)
11/30/2018	10.06	0.34	(0.64)	(0.30)	(0.43)	(0.01)	(0.44)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.13	0.32	(0.26)	–	(0.26)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 19, 2017.

414	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return(b)		ments		expenses		income		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$10.28	(1.61	)(d)	0.98	(e)	3.03	(e)	1.83	(e)	$58	59	(d)
10.77	8.54		0.98		3.75		2.34		59	119
10.23	13.77		0.98		4.68		2.85		54	54
9.32	(3.65)		0.98		4.87		2.87		47	109
10.06	2.82	(d)	0.97	(e)	4.20	(e)	2.49	(e)	39	88

10.28	(1.58	)(d)	0.73	(e)	2.80	(e)	2.06	(e)	29	59	(d)
10.78	8.91		0.73		3.49		2.59		30	119
10.23	14.06		0.73		4.42		3.09		28	54
9.32	(3.41)		0.73		4.56		3.11		25	109
10.06	2.98	(d)	0.73	(e)	4.00	(e)	2.74	(e)	26	88

10.28	(1.46	)(d)	0.48	(e)	2.55	(e)	2.32	(e)	29	59	(d)
10.78	9.07		0.48		3.25		2.84		31	119
10.24	14.45		0.48		4.17		3.34		29	54
9.32	(3.17)		0.48		4.32		3.36		25	109
10.06	3.14	(d)	0.48	(e)	3.79	(e)	2.99	(e)	26	88

10.28	(1.44	)(d)	0.45	(e)	2.48	(e)	2.36	(e)	1,782	59	(d)
10.78	9.22		0.45		3.21		2.88		1,864	119
10.23	14.42		0.41		4.15		3.42		1,718	54
9.32	(3.07)		0.37		4.28		3.46		1,501	109
10.06	3.20	(d)	0.38	(e)	3.67	(e)	3.10	(e)	1,548	88

See Notes to Financial Statements.	415

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net		Total
	beginning	ment	gain	opera-	investment	Return of	distri-
	of period	income(a)	(loss)	tions	income	capital	bution
Class A
5/31/2021(c)	$8.20	$0.16	$0.21	$0.37	$(0.16)	$–	$(0.16)
11/30/2020	8.73	0.38	(0.53)	(0.15)	(0.32)	(0.06)	(0.38)
11/30/2019	8.97	0.49	(0.24)	0.25	(0.49)	–	(0.49)
11/30/2018	9.18	0.46	(0.21)	0.25	(0.46)	–	(0.46)
11/30/2017	9.17	0.41	0.01	0.42	(0.41)	–	(0.41)
11/30/2016	8.89	0.41	0.28	0.69	(0.41)	–	(0.41)
Class C
5/31/2021(c)	8.20	0.14	0.22	0.36	(0.14)	–	(0.14)
11/30/2020	8.74	0.33	(0.54)	(0.21)	(0.27)	(0.06)	(0.33)
11/30/2019	8.98	0.44	(0.24)	0.20	(0.44)	–	(0.44)
11/30/2018	9.18	0.40	(0.20)	0.20	(0.40)	–	(0.40)
11/30/2017	9.17	0.35	0.01	0.36	(0.35)	–	(0.35)
11/30/2016	8.89	0.35	0.28	0.63	(0.35)	–	(0.35)
Class F
5/31/2021(c)	8.19	0.16	0.23	0.39	(0.17)	–	(0.17)
11/30/2020	8.72	0.39	(0.54)	(0.15)	(0.32)	(0.06)	(0.38)
11/30/2019	8.96	0.50	(0.24)	0.26	(0.50)	–	(0.50)
11/30/2018	9.17	0.47	(0.21)	0.26	(0.47)	–	(0.47)
11/30/2017	9.16	0.42	0.01	0.43	(0.42)	–	(0.42)
11/30/2016	8.88	0.42	0.28	0.70	(0.42)	–	(0.42)
Class F3
5/31/2021(c)	8.21	0.17	0.22	0.39	(0.17)	–	(0.17)
11/30/2020	8.75	0.40	(0.54)	(0.14)	(0.34)	(0.06)	(0.40)
11/30/2019	8.98	0.52	(0.23)	0.29	(0.52)	–	(0.52)
11/30/2018	9.19	0.49	(0.22)	0.27	(0.48)	–	(0.48)
4/4/2017 to 11/30/2017(f)	9.23	0.28	(0.04)	0.24	(0.28)	–	(0.28)
Class I
5/31/2021(c)	8.20	0.17	0.22	0.39	(0.17)	–	(0.17)
11/30/2020	8.74	0.40	(0.55)	(0.15)	(0.33)	(0.06)	(0.39)
11/30/2019	8.97	0.51	(0.23)	0.28	(0.51)	–	(0.51)
11/30/2018	9.18	0.48	(0.21)	0.27	(0.48)	–	(0.48)
11/30/2017	9.17	0.42	0.02	0.44	(0.43)	–	(0.43)
11/30/2016	8.89	0.43	0.28	0.71	(0.43)	–	(0.43)
Class R2
5/31/2021(c)	8.20	0.15	0.21	0.36	(0.14)	–	(0.14)
11/30/2020	8.74	0.35	(0.54)	(0.19)	(0.29)	(0.06)	(0.35)
11/30/2019	8.98	0.46	(0.24)	0.22	(0.46)	–	(0.46)
11/30/2018	9.19	0.43	(0.22)	0.21	(0.42)	–	(0.42)
11/30/2017	9.18	0.37	0.01	0.38	(0.37)	–	(0.37)
11/30/2016	8.90	0.37	0.28	0.65	(0.37)	–	(0.37)

416	See Notes to Financial Statements.

			Ratios to Average Net Assets:					Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net		Net
asset			and/or			invest-		assets,	Portfolio
value,	Total		reimburse-	Total		ment		end of	turnover
end of	return(b)		ments	expenses		income		period	rate
period	(%)		(%)	(%)		(%)		(000)	(%)

$8.41	4.55	(d)	0.80 (e)	0.80	(e)	3.88	(e)	$1,878,784	46	(d)
8.20	(1.58)		0.80	0.80		4.65		1,790,285	92
8.73	2.90		0.81	0.81		5.56		2,462,684	58
8.97	2.74		0.79	0.79		5.05		3,653,385	68
9.18	4.65		0.79	0.79		4.43		3,530,233	81
9.17	7.95		0.80	0.80		4.56		3,003,142	78

8.42	4.36	(d)	1.42 (e)	1.42	(e)	3.27	(e)	552,759	46	(d)
8.20	(2.31)		1.42	1.42		4.08		616,741	92
8.74	2.37		1.45	1.45		4.93		1,141,085	58
8.98	2.10		1.43	1.43		4.42		1,627,126	68
9.18	3.98		1.44	1.44		3.80		1,587,964	81
9.17	7.29		1.43	1.43		3.95		1,547,969	78

8.41	4.73	(d)	0.70 (e)	0.70	(e)	3.96	(e)	2,587,856	46	(d)
8.19	(1.50)		0.70	0.70		4.79		2,231,780	92
8.72	3.00		0.71	0.71		5.65		4,007,181	58
8.96	2.84		0.69	0.69		5.17		6,725,819	68
9.17	4.75		0.69	0.69		4.52		4,877,793	81
9.16	8.06		0.70	0.70		4.64		3,564,772	78

8.43	4.81	(d)	0.53 (e)	0.53	(e)	4.13	(e)	114,437	46	(d)
8.21	(1.32)		0.54	0.54		4.92		91,251	92
8.75	3.17		0.54	0.54		5.83		147,359	58
8.98	3.00		0.53	0.53		5.29		277,822	68
9.19	2.67	(d)	0.54 (e)	0.54	(e)	4.68	(e)	203,910	81

8.42	4.78	(d)	0.60 (e)	0.60	(e)	4.06	(e)	1,016,937	46	(d)
8.20	(1.50)		0.60	0.60		4.92		855,140	92
8.74	3.22		0.61	0.61		5.75		1,475,395	58
8.97	2.94		0.59	0.59		5.27		2,462,923	68
9.18	4.85		0.60	0.60		4.61		1,744,687	81
9.17	8.16		0.60	0.60		4.75		605,018	78

8.42	4.47	(d)	1.20 (e)	1.20	(e)	3.49	(e)	941	46	(d)
8.20	(2.09)		1.20	1.20		4.26		1,026	92
8.74	2.50		1.21	1.21		5.16		1,471	58
8.98	2.35		1.19	1.19		4.68		1,579	68
9.19	4.24		1.20	1.20		4.04		1,254	81
9.18	7.53		1.20	1.20		4.16		751	78

See Notes to Financial Statements.	417

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net		Total
	beginning	ment	gain	opera-	investment	Return of	distri-
	of period	income(a)	(loss)	tions	income	capital	bution
Class R3
5/31/2021(c)	$8.20	$0.15	$0.22	$0.37	$(0.15)	$–	$(0.15)
11/30/2020	8.74	0.35	(0.54)	(0.19)	(0.29)	(0.06)	(0.35)
11/30/2019	8.97	0.47	(0.23)	0.24	(0.47)	–	(0.47)
11/30/2018	9.18	0.44	(0.22)	0.22	(0.43)	–	(0.43)
11/30/2017	9.17	0.38	0.01	0.39	(0.38)	–	(0.38)
11/30/2016	8.89	0.38	0.28	0.66	(0.38)	–	(0.38)
Class R4
5/31/2021(c)	8.20	0.16	0.21	0.37	(0.16)	–	(0.16)
11/30/2020	8.73	0.38	(0.54)	(0.16)	(0.31)	(0.06)	(0.37)
11/30/2019	8.97	0.49	(0.24)	0.25	(0.49)	–	(0.49)
11/30/2018	9.18	0.47	(0.22)	0.25	(0.46)	–	(0.46)
11/30/2017	9.17	0.40	0.01	0.41	(0.40)	–	(0.40)
11/30/2016	8.89	0.41	0.28	0.69	(0.41)	–	(0.41)
Class R5
5/31/2021(c)	8.21	0.17	0.22	0.39	(0.17)	–	(0.17)
11/30/2020	8.75	0.40	(0.55)	(0.15)	(0.33)	(0.06)	(0.39)
11/30/2019	8.98	0.51	(0.23)	0.28	(0.51)	–	(0.51)
11/30/2018	9.19	0.51	(0.24)	0.27	(0.48)	–	(0.48)
11/30/2017	9.18	0.43	0.01	0.44	(0.43)	–	(0.43)
11/30/2016	8.90	0.43	0.28	0.71	(0.43)	–	(0.43)
Class R6
5/31/2021(c)	8.20	0.17	0.22	0.39	(0.17)	–	(0.17)
11/30/2020	8.74	0.40	(0.54)	(0.14)	(0.34)	(0.06)	(0.40)
11/30/2019	8.98	0.51	(0.23)	0.28	(0.52)	–	(0.52)
11/30/2018	9.19	0.49	(0.22)	0.27	(0.48)	–	(0.48)
11/30/2017	9.18	0.43	0.01	0.44	(0.43)	–	(0.43)
11/30/2016	8.90	0.44	0.27	0.71	(0.43)	–	(0.43)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

418	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net	Net
asset			and/or			invest-	assets,	Portfolio
value,	Total		reimburse-	Total		ment	end of	turnover
end of	return(b)		ments	expenses		income	period	rate
period	(%)		(%)	(%)		(%)	(000)	(%)

$8.42	4.53	(d)	1.10 (e)	1.10	(e)	3.58 (e)	$46,609	46	(d)
8.20	(1.99)		1.10	1.10		4.35	43,458	92
8.74	2.71		1.12	1.12		5.26	52,957	58
8.97	2.45		1.09	1.09		4.78	52,978	68
9.18	4.35		1.10	1.10		4.15	43,115	81
9.17	7.64		1.10	1.10		4.28	34,215	78

8.41	4.53	(d)	0.85 (e)	0.85	(e)	3.84 (e)	2,703	46	(d)
8.20	(1.63)		0.85	0.85		4.64	2,953	92
8.73	2.85		0.86	0.86		5.54	5,240	58
8.97	2.70		0.85	0.85		5.16	21,747	68
9.18	4.60		0.84	0.84		4.37	5,134	81
9.17	7.90		0.85	0.85		4.45	2,302	78

8.43	4.78	(d)	0.60 (e)	0.60	(e)	4.09 (e)	3,490	46	(d)
8.21	(1.49)		0.60	0.60		4.93	5,019	92
8.75	3.23		0.62	0.62		5.79	6,661	58
8.98	2.96		0.60	0.60		5.62	44,385	68
9.19	4.87		0.60	0.60		4.65	2,542	81
9.18	8.18		0.60	0.60		4.77	303	78

8.42	4.82	(d)	0.54 (e)	0.54	(e)	4.15 (e)	110,845	46	(d)
8.20	(1.44)		0.54	0.54		4.89	124,190	92
8.74	3.16		0.55	0.55		5.77	109,741	58
8.98	3.01		0.53	0.53		5.35	63,275	68
9.19	4.93		0.54	0.54		4.70	36,295	81
9.18	8.24		0.54	0.54		4.84	12,047	78

See Notes to Financial Statements.	419

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2021(c)	$7.30	$0.17	$0.23		$0.40	$(0.18)	$7.52	5.48	(d)
11/30/2020	7.37	0.36	(0.05	)(f)	0.31	(0.38)	7.30	4.65
11/30/2019	7.13	0.40	0.25		0.65	(0.41)	7.37	9.37
11/30/2018	7.71	0.41	(0.56)		(0.15)	(0.43)	7.13	(2.03)
11/30/2017	7.41	0.42	0.32		0.74	(0.44)	7.71	10.13
11/30/2016	7.10	0.42	0.33		0.75	(0.44)	7.41	10.93
Class C
5/31/2021(c)	7.27	0.15	0.21		0.36	(0.15)	7.48	5.03	(d)
11/30/2020	7.33	0.32	(0.04	)(f)	0.28	(0.34)	7.27	4.14
11/30/2019	7.09	0.35	0.26		0.61	(0.37)	7.33	8.72
11/30/2018	7.67	0.36	(0.56)		(0.20)	(0.38)	7.09	(2.70)
11/30/2017	7.38	0.37	0.30		0.67	(0.38)	7.67	9.28
11/30/2016	7.07	0.37	0.33		0.70	(0.39)	7.38	10.24
Class F
5/31/2021(c)	7.30	0.17	0.22		0.39	(0.18)	7.51	5.39	(d)
11/30/2020	7.36	0.37	(0.04	)(f)	0.33	(0.39)	7.30	4.89
11/30/2019	7.12	0.40	0.26		0.66	(0.42)	7.36	9.48
11/30/2018	7.70	0.42	(0.56)		(0.14)	(0.44)	7.12	(1.95)
11/30/2017	7.41	0.42	0.31		0.73	(0.44)	7.70	10.09
11/30/2016	7.09	0.43	0.33		0.76	(0.44)	7.41	11.19
Class F3
5/31/2021(c)	7.34	0.18	0.23		0.41	(0.19)	7.56	5.62	(d)
11/30/2020	7.41	0.37	(0.03	)(f)	0.34	(0.41)	7.34	4.97
11/30/2019	7.16	0.42	0.27		0.69	(0.44)	7.41	9.82
11/30/2018	7.75	0.43	(0.56)		(0.13)	(0.46)	7.16	(1.85)
4/4/2017 to 11/30/2017(g)	7.65	0.28	0.12		0.40	(0.30)	7.75	5.28	(d)
Class I
5/31/2021(c)	7.34	0.18	0.22		0.40	(0.19)	7.55	5.43	(d)
11/30/2020	7.40	0.37	(0.03	)(f)	0.34	(0.40)	7.34	5.00
11/30/2019	7.16	0.41	0.26		0.67	(0.43)	7.40	9.57
11/30/2018	7.74	0.43	(0.56)		(0.13)	(0.45)	7.16	(1.82)
11/30/2017	7.45	0.44	0.30		0.74	(0.45)	7.74	10.19
11/30/2016	7.13	0.44	0.33		0.77	(0.45)	7.45	11.29
Class P
5/31/2021(c)	7.41	0.16	0.23		0.39	(0.17)	7.63	5.31	(d)
11/30/2020	7.48	0.35	(0.05	)(f)	0.30	(0.37)	7.41	4.42
11/30/2019	7.23	0.39	0.26		0.65	(0.40)	7.48	9.20
11/30/2018	7.82	0.40	(0.57)		(0.17)	(0.42)	7.23	(2.29)
11/30/2017	7.52	0.40	0.32		0.72	(0.42)	7.82	9.81
11/30/2016	7.20	0.41	0.34		0.75	(0.43)	7.52	10.76

420	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.88	(e)	0.88	(e)	4.59	(e)	$1,181,516	59	(d)
0.90		0.90		5.15		1,134,235	126
0.91		0.91		5.42		1,218,731	86
0.90		0.90		5.48		1,126,386	107
0.89		0.89		5.48		1,576,504	93
0.92		0.92		5.88		1,580,591	104

1.51	(e)	1.51	(e)	3.97	(e)	273,983	59	(d)
1.53		1.53		4.55		287,145	126
1.53		1.53		4.81		376,682	86
1.55		1.55		4.84		410,469	107
1.57		1.57		4.81		515,964	93
1.57		1.57		5.25		463,517	104

0.78	(e)	0.78	(e)	4.69	(e)	2,208,098	59	(d)
0.80		0.80		5.24		2,097,727	126
0.81		0.81		5.52		2,144,680	86
0.80		0.80		5.58		2,082,549	107
0.79		0.79		5.54		2,011,192	93
0.81		0.81		5.96		1,571,281	104

0.59	(e)	0.59	(e)	4.88	(e)	788,253	59	(d)
0.60		0.60		5.31		1,984,689	126
0.62		0.62		5.72		555,795	86
0.60		0.60		5.77		507,646	107
0.62	(e)	0.62	(e)	5.45	(e)	449,538	93

0.68	(e)	0.68	(e)	4.78	(e)	1,902,215	59	(d)
0.70		0.70		5.30		1,664,193	126
0.71		0.71		5.61		1,610,253	86
0.70		0.70		5.66		1,412,203	107
0.69		0.69		5.70		1,725,003	93
0.72		0.72		6.11		1,707,793	104

1.13	(e)	1.13	(e)	4.35	(e)	43	59	(d)
1.15		1.15		4.97		54	126
1.15		1.15		5.36		51	86
1.15		1.15		5.24		333	107
1.15		1.15		5.16		478	93
1.17		1.17		5.71		47	104

See Notes to Financial Statements.	421

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
						Distributions to
						shareholders
		Investment operations:				from:
			Net		Total
	Net		realized		from		Net
	asset	Net	and		invest-		asset
	value,	invest-	unrealized		ment	Net	value,	Total
	beginning	ment	gain		opera-	investment	end of	return(b)
	of period	income(a)	(loss)		tions	income	period	(%)
Class R2
5/31/2021(c)	$7.35	$0.16	$0.21		$0.37	$(0.16)	$7.56	5.25	(d)
11/30/2020	7.41	0.34	(0.04	)(f)	0.30	(0.36)	7.35	4.39
11/30/2019	7.17	0.37	0.26		0.63	(0.39)	7.41	8.93
11/30/2018	7.76	0.38	(0.57)		(0.19)	(0.40)	7.17	(2.50)
11/30/2017	7.46	0.39	0.32		0.71	(0.41)	7.76	9.68
11/30/2016	7.15	0.40	0.32		0.72	(0.41)	7.46	10.49
Class R3
5/31/2021(c)	7.35	0.16	0.22		0.38	(0.17)	7.56	5.17	(d)
11/30/2020	7.41	0.34	(0.04	)(f)	0.30	(0.36)	7.35	4.49
11/30/2019	7.17	0.38	0.25		0.63	(0.39)	7.41	9.03
11/30/2018	7.75	0.39	(0.56)		(0.17)	(0.41)	7.17	(2.28)
11/30/2017	7.46	0.40	0.31		0.71	(0.42)	7.75	9.64
11/30/2016	7.14	0.41	0.33		0.74	(0.42)	7.46	10.75
Class R4
5/31/2021(c)	7.30	0.17	0.23		0.40	(0.18)	7.52	5.46	(d)
11/30/2020	7.37	0.36	(0.05	)(f)	0.31	(0.38)	7.30	4.61
11/30/2019	7.12	0.39	0.27		0.66	(0.41)	7.37	9.48
11/30/2018	7.71	0.41	(0.57)		(0.16)	(0.43)	7.12	(2.21)
11/30/2017	7.41	0.41	0.32		0.73	(0.43)	7.71	10.09
11/30/2016	7.10	0.43	0.32		0.75	(0.44)	7.41	10.91
Class R5
5/31/2021(c)	7.33	0.18	0.23		0.41	(0.19)	7.55	5.57	(d)
11/30/2020	7.40	0.38	(0.05	)(f)	0.33	(0.40)	7.33	4.87
11/30/2019	7.15	0.41	0.27		0.68	(0.43)	7.40	9.73
11/30/2018	7.74	0.43	(0.57)		(0.14)	(0.45)	7.15	(1.94)
11/30/2017	7.44	0.43	0.32		0.75	(0.45)	7.74	10.34
11/30/2016	7.13	0.45	0.32		0.77	(0.46)	7.44	11.16
Class R6
5/31/2021(c)	7.34	0.18	0.23		0.41	(0.19)	7.56	5.62	(d)
11/30/2020	7.41	0.38	(0.04	)(f)	0.34	(0.41)	7.34	4.97
11/30/2019	7.16	0.42	0.27		0.69	(0.44)	7.41	9.82
11/30/2018	7.75	0.43	(0.56)		(0.13)	(0.46)	7.16	(1.84)
11/30/2017	7.45	0.44	0.32		0.76	(0.46)	7.75	10.42
11/30/2016	7.13	0.45	0.33		0.78	(0.46)	7.45	11.26

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Commenced on April 4, 2017.

422	See Notes to Financial Statements.

Ratios to Average Net Assets:					Supplemental Data:

Total
expenses
after
waivers			Net		Net
and/or			invest-		assets,	Portfolio
reimburse-	Total		ment		end of	turnover
ments	expenses		income		period	rate
(%)	(%)		(%)		(000)	(%)

1.28 (e)	1.28	(e)	4.19	(e)	$6,001	59	(d)
1.31	1.31		4.81		6,662	126
1.30	1.30		5.05		11,284	86
1.29	1.29		5.10		14,435	107
1.29	1.29		5.09		14,837	93
1.32	1.32		5.53		11,145	104

1.18 (e)	1.18	(e)	4.30	(e)	112,047	59	(d)
1.20	1.20		4.87		114,737	126
1.21	1.21		5.14		117,517	86
1.20	1.20		5.20		107,532	107
1.19	1.19		5.18		91,021	93
1.22	1.22		5.64		71,552	104

0.93 (e)	0.93	(e)	4.55	(e)	106,056	59	(d)
0.95	0.95		5.11		113,046	126
0.96	0.96		5.38		109,351	86
0.95	0.95		5.45		91,526	107
0.95	0.95		5.38		67,741	93
0.97	0.97		5.87		20,934	104

0.68 (e)	0.68	(e)	4.80	(e)	255,355	59	(d)
0.70	0.70		5.37		256,527	126
0.71	0.71		5.64		289,988	86
0.70	0.70		5.70		266,231	107
0.71	0.71		5.56		264,638	93
0.72	0.72		6.11		11,010	104

0.59 (e)	0.59	(e)	4.89	(e)	664,939	59	(d)
0.61	0.61		5.45		643,491	126
0.62	0.62		5.71		620,871	86
0.60	0.61		5.78		451,009	107
0.61	0.61		5.67		381,440	93
0.62	0.62		6.24		75,756	104

See Notes to Financial Statements.	423

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
					Distributions to
					shareholders
		Investment operations:			from:
			Net	Total
	Net		realized	from		Net
	asset	Net	and	invest-		asset
	value,	invest-	unrealized	ment	Net	value,	Total
	beginning	ment	gain	opera-	investment	end of	return(b)
	of period	income(a)	(loss)	tions	income	period	(%)
Class A
5/31/2021(c)	$3.01	$0.04	$(0.03)	$0.01	$(0.05)	$2.97	0.22	(d)
11/30/2020	2.90	0.09	0.13	0.22	(0.11)	3.01	7.65
11/30/2019	2.67	0.10	0.24	0.34	(0.11)	2.90	13.02
11/30/2018	2.86	0.10	(0.18)	(0.08)	(0.11)	2.67	(2.78)
11/30/2017	2.76	0.09	0.11	0.20	(0.10)	2.86	7.33
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	2.76	6.06
Class C
5/31/2021(c)	3.02	0.03	(0.03)	–	(0.04)	2.98	(0.10	)(d)
11/30/2020	2.92	0.07	0.12	0.19	(0.09)	3.02	6.60
11/30/2019	2.69	0.08	0.25	0.33	(0.10)	2.92	12.26
11/30/2018	2.87	0.08	(0.16)	(0.08)	(0.10)	2.69	(3.00)
11/30/2017	2.78	0.07	0.10	0.17	(0.08)	2.87	6.28
11/30/2016	2.72	0.08	0.07	0.15	(0.09)	2.78	5.77
Class F
5/31/2021(c)	3.01	0.04	(0.03)	0.01	(0.05)	2.97	0.26	(d)
11/30/2020	2.91	0.09	0.12	0.21	(0.11)	3.01	7.38
11/30/2019	2.67	0.10	0.26	0.36	(0.12)	2.91	13.09
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	2.67	(2.33)
11/30/2017	2.76	0.09	0.11	0.20	(0.10)	2.86	7.43
11/30/2016	2.71	0.10	0.06	0.16	(0.11)	2.76	6.16
Class F3
5/31/2021(c)	3.01	0.04	(0.03)	0.01	(0.05)	2.97	0.35	(d)
11/30/2020	2.90	0.10	0.12	0.22	(0.11)	3.01	7.95
11/30/2019	2.67	0.11	0.24	0.35	(0.12)	2.90	13.33
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	2.67	(2.51)
4/4/2017 to 11/30/2017(f)	2.82	0.06	0.05	0.11	(0.07)	2.86	3.99	(d)
Class I
5/31/2021(c)	3.01	0.04	(0.03)	0.01	(0.05)	2.97	0.32	(d)
11/30/2020	2.91	0.10	0.11	0.21	(0.11)	3.01	7.49
11/30/2019	2.67	0.10	0.26	0.36	(0.12)	2.91	13.63
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	2.67	(2.59)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	2.86	7.54
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	2.76	6.27

424	See Notes to Financial Statements.

Ratios to Average Net Assets:					Supplemental Data:

Total
expenses
after
waivers			Net		Net
and/or			invest-		assets,	Portfolio
reimburse-	Total		ment		end of	turnover
ments	expenses		income		period	rate
(%)	(%)		(%)		(000)	(%)

0.74 (e)	0.74	(e)	2.61	(e)	$1,249,001	57	(d)
0.76	0.76		3.11		1,229,762	112
0.77	0.77		3.53		1,054,889	108
0.77	0.81		3.46		836,525	117
0.78	0.89		3.03		918,917	205
0.78	0.90		3.56		907,733	192

1.38 (e)	1.38	(e)	1.98	(e)	90,319	57	(d)
1.38	1.38		2.53		107,888	112
1.38	1.38		2.93		162,000	108
1.39	1.43		2.82		166,762	117
1.40	1.51		2.42		230,293	205
1.41	1.53		2.94		253,848	192

0.64 (e)	0.64	(e)	2.71	(e)	544,514	57	(d)
0.66	0.66		3.20		570,685	112
0.67	0.67		3.61		591,492	108
0.67	0.71		3.55		434,593	117
0.68	0.79		3.10		454,740	205
0.68	0.80		3.64		413,167	192

0.46 (e)	0.46	(e)	2.88	(e)	814,879	57	(d)
0.47	0.47		3.38		722,882	112
0.49	0.49		3.79		586,822	108
0.47	0.51		3.75		394,646	117
0.46 (e)	0.60	(e)	3.25	(e)	274,355	205

0.54 (e)	0.54	(e)	2.81	(e)	129,333	57	(d)
0.56	0.56		3.33		155,970	112
0.57	0.57		3.73		184,515	108
0.57	0.60		3.66		165,736	117
0.58	0.69		3.22		166,989	205
0.58	0.70		3.75		92,523	192

See Notes to Financial Statements.	425

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
					Distributions to
					shareholders
		Investment operations:			from:
			Net	Total
	Net		realized	from		Net
	asset	Net	and	invest-		asset
	value,	invest-	unrealized	ment	Net	value,	Total
	beginning	ment	gain	opera-	investment	end of	return(b)
	of period	income(a)	(loss)	tions	income	period	(%)
Class R2
5/31/2021(c)	$3.03	$0.03	$(0.03)	$–	$(0.04)	$2.99	0.02	(d)
11/30/2020	2.93	0.08	0.11	0.19	(0.09)	3.03	6.83
11/30/2019	2.70	0.09	0.24	0.33	(0.10)	2.93	12.47
11/30/2018	2.88	0.09	(0.17)	(0.08)	(0.10)	2.70	(2.76)
11/30/2017	2.79	0.08	0.10	0.18	(0.09)	2.88	6.49
11/30/2016	2.73	0.09	0.07	0.16	(0.10)	2.79	5.99
Class R3
5/31/2021(c)	3.02	0.03	(0.03)	–	(0.04)	2.98	0.07	(d)
11/30/2020	2.91	0.08	0.13	0.21	(0.10)	3.02	7.32
11/30/2019	2.68	0.09	0.24	0.33	(0.10)	2.91	12.65
11/30/2018	2.87	0.09	(0.18)	(0.09)	(0.10)	2.68	(3.05)
11/30/2017	2.77	0.08	0.11	0.19	(0.09)	2.87	7.00
11/30/2016	2.72	0.09	0.06	0.15	(0.10)	2.77	5.73
Class R4
5/31/2021(c)	3.01	0.04	(0.03)	0.01	(0.05)	2.97	0.19	(d)
11/30/2020	2.90	0.09	0.12	0.21	(0.10)	3.01	7.60
11/30/2019	2.67	0.10	0.24	0.34	(0.11)	2.90	12.97
11/30/2018	2.86	0.10	(0.18)	(0.08)	(0.11)	2.67	(2.83)
11/30/2017	2.77	0.08	0.11	0.19	(0.10)	2.86	6.89
11/30/2016	2.71	0.09	0.08	0.17	(0.11)	2.77	6.39
Class R5
5/31/2021(c)	3.01	0.04	(0.03)	0.01	(0.05)	2.97	0.32	(d)
11/30/2020	2.91	0.10	0.11	0.21	(0.11)	3.01	7.50
11/30/2019	2.68	0.11	0.24	0.35	(0.12)	2.91	13.21
11/30/2018	2.86	0.10	(0.16)	(0.06)	(0.12)	2.68	(2.23)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	2.86	7.55
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	2.76	6.28
Class R6
5/31/2021(c)	3.01	0.04	(0.03)	0.01	(0.05)	2.97	0.36	(d)
11/30/2020	2.90	0.10	0.12	0.22	(0.11)	3.01	7.95
11/30/2019	2.67	0.11	0.24	0.35	(0.12)	2.90	13.34
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	2.67	(2.50)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	2.86	7.66
11/30/2016	2.71	0.11	0.06	0.17	(0.12)	2.76	6.38

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

426	See Notes to Financial Statements.

Ratios to Average Net Assets:					Supplemental Data:

Total
expenses
after
waivers			Net		Net
and/or			invest-		assets,	Portfolio
reimburse-	Total		ment		end of	turnover
ments	expenses		income		period	rate
(%)	(%)		(%)		(000)	(%)

1.14 (e)	1.14	(e)	2.21	(e)	$1,318	57	(d)
1.16	1.16		2.73		1,730	112
1.17	1.17		3.17		1,285	108
1.17	1.21		3.05		1,667	117
1.18	1.29		2.64		2,008	205
1.19	1.31		3.23		2,202	192

1.04 (e)	1.04	(e)	2.31	(e)	55,094	57	(d)
1.06	1.06		2.83		53,114	112
1.07	1.07		3.24		55,317	108
1.07	1.11		3.16		50,016	117
1.08	1.19		2.74		53,025	205
1.08	1.20		3.27		54,918	192

0.79 (e)	0.79	(e)	2.56	(e)	4,835	57	(d)
0.81	0.81		3.07		9,205	112
0.82	0.82		3.46		9,218	108
0.82	0.85		3.44		5,363	117
0.83	0.94		2.98		3,117	205
0.83	0.94		3.25		1,459	192

0.54 (e)	0.54	(e)	2.81	(e)	6,099	57	(d)
0.56	0.56		3.32		6,548	112
0.57	0.57		3.73		6,099	108
0.58	0.62		3.54		4,048	117
0.57	0.70		3.21		15,926	205
0.58	0.69		3.51		198	192

0.46 (e)	0.46	(e)	2.89	(e)	59,732	57	(d)
0.48	0.48		3.40		55,981	112
0.49	0.49		3.81		52,133	108
0.47	0.51		3.77		33,975	117
0.47	0.59		3.31		19,714	205
0.47	0.59		3.90		3,457	192

See Notes to Financial Statements.	427

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
					Distributions to
					shareholders
		Investment operations:			from:
			Net	Total
	Net		realized	from		Net
	asset	Net	and	invest-		asset
	value,	invest-	unrealized	ment	Net	value,
	beginning	ment	gain	opera-	investment	end of
	of period	income(a)	(loss)	tions	income	period
Class A
5/31/2021(c)	$11.33	$0.09	$0.96	$1.05	$(0.18)	$12.20
11/30/2020	11.23	0.26	0.26 (f)	0.52	(0.42)	11.33
11/30/2019	11.55	0.34	(0.21)	0.13	(0.45)	11.23
11/30/2018	11.88	0.29	(0.17)	0.12	(0.45)	11.55
11/30/2017	12.18	0.24	(0.09)	0.15	(0.45)	11.88
11/30/2016	12.27	0.29	0.14	0.43	(0.52)	12.18
Class C
5/31/2021(c)	11.35	0.05	0.96	1.01	(0.14)	12.22
11/30/2020	11.25	0.20	0.25 (f)	0.45	(0.35)	11.35
11/30/2019	11.57	0.27	(0.21)	0.06	(0.38)	11.25
11/30/2018	11.90	0.22	(0.18)	0.04	(0.37)	11.57
11/30/2017	12.20	0.16	(0.08)	0.08	(0.38)	11.90
11/30/2016	12.29	0.22	0.14	0.36	(0.45)	12.20
Class F
5/31/2021(c)	11.35	0.09	0.96	1.05	(0.18)	12.22
11/30/2020	11.24	0.27	0.27 (f)	0.54	(0.43)	11.35
11/30/2019	11.57	0.35	(0.21)	0.14	(0.47)	11.24
11/30/2018	11.89	0.31	(0.17)	0.14	(0.46)	11.57
11/30/2017	12.19	0.25	(0.09)	0.16	(0.46)	11.89
11/30/2016	12.28	0.30	0.14	0.44	(0.53)	12.19
Class F3
5/31/2021(c)	11.34	0.09	0.97	1.06	(0.19)	12.21
11/30/2020	11.23	0.29	0.27 (f)	0.56	(0.45)	11.34
11/30/2019	11.55	0.37	(0.21)	0.16	(0.48)	11.23
11/30/2018	11.88	0.33	(0.18)	0.15	(0.48)	11.55
4/4/2017 to 11/30/2017(g)	12.17	0.19	(0.15)	0.04	(0.33)	11.88
Class I
5/31/2021(c)	11.34	0.10	0.95	1.05	(0.19)	12.20
11/30/2020	11.24	0.28	0.26 (f)	0.54	(0.44)	11.34
11/30/2019	11.56	0.36	(0.20)	0.16	(0.48)	11.24
11/30/2018	11.89	0.32	(0.18)	0.14	(0.47)	11.56
11/30/2017	12.18	0.26	(0.07)	0.19	(0.48)	11.89
11/30/2016	12.27	0.30	0.15	0.45	(0.54)	12.18
Class R2
5/31/2021(c)	11.30	0.07	0.96	1.03	(0.16)	12.17
11/30/2020	11.22	0.20	0.26 (f)	0.46	(0.38)	11.30
11/30/2019	11.55	0.30	(0.22)	0.08	(0.41)	11.22
11/30/2018	11.87	0.24	(0.16)	0.08	(0.40)	11.55
11/30/2017	12.17	0.19	(0.09)	0.10	(0.40)	11.87
11/30/2016	12.26	0.24	0.14	0.38	(0.47)	12.17

428	See Notes to Financial Statements.

		Ratios to Average Net Assets:					Supplemental Data:

		Total
		expenses
		after
		waivers			Net		Net
		and/or			invest-		assets,	Portfolio
Total		reimburse-	Total		ment		end of	turnover
return(b)		ments	expenses		income		period	rate
(%)		(%)	(%)		(%)		(000)	(%)

9.29	(d)	0.63 (e)	0.63	(e)	1.47	(e)	$295,185	31	(d)
4.87		0.69	0.70		2.40		89,956	97
1.19		0.69	0.69		2.97		109,626	43
0.95		0.69	0.69		2.48		171,109	108
1.27		0.75	0.81		1.98		179,371	64
3.69		0.75	0.92		2.41		276,490	79

8.95	(d)	1.26 (e)	1.26	(e)	0.90	(e)	40,476	31	(d)
4.23		1.30	1.31		1.81		17,716	97
0.55		1.33	1.33		2.33		28,655	43
0.30		1.34	1.35		1.84		49,435	108
0.63		1.39	1.45		1.32		47,475	64
3.06		1.37	1.54		1.81		45,158	79

9.33	(d)	0.53 (e)	0.53	(e)	1.50	(e)	911,844	31	(d)
5.06		0.59	0.60		2.52		187,180	97
1.20		0.59	0.59		3.06		285,297	43
1.14		0.58	0.59		2.60		489,043	108
1.36		0.65	0.70		2.04		328,360	64
3.79		0.65	0.81		2.49		187,277	79

9.41	(d)	0.38 (e)	0.38	(e)	1.55	(e)	68,915	31	(d)
5.24		0.42	0.43		2.68		8,595	97
1.46		0.42	0.42		3.24		10,645	43
1.25		0.39	0.43		2.80		22,597	108
0.33	(d)	0.38 (e)	0.53	(e)	2.47	(e)	13,427	64

9.31	(d)	0.44 (e)	0.44	(e)	1.72	(e)	676,032	31	(d)
5.08		0.49	0.50		2.63		320,045	97
1.39		0.49	0.49		3.16		631,037	43
1.16		0.48	0.49		2.71		661,340	108
1.47		0.55	0.60		2.17		511,535	64
3.98		0.55	0.69		2.56		349,882	79

9.11	(d)	1.10 (e)	1.10	(e)	1.21	(e)	29	31	(d)
4.28		1.07	1.08		1.83		166	97
0.70		1.08	1.08		2.59		51	43
0.64		1.10	1.11		2.07		201	108
0.87		1.15	1.20		1.55		286	64
3.28		1.15	1.32		2.02		191	79

See Notes to Financial Statements.	429

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class R3
5/31/2021(c)	$11.34	$0.08	$0.93	$1.01	$(0.16)	$12.19
11/30/2020	11.23	0.22	0.28 (f)	0.50	(0.39)	11.34
11/30/2019	11.56	0.30	(0.21)	0.09	(0.42)	11.23
11/30/2018	11.88	0.26	(0.17)	0.09	(0.41)	11.56
11/30/2017	12.18	0.20	(0.08)	0.12	(0.42)	11.88
11/30/2016	12.27	0.25	0.14	0.39	(0.48)	12.18
Class R4
5/31/2021(c)	11.34	0.09	0.95	1.04	(0.18)	12.20
11/30/2020	11.23	0.26	0.26 (f)	0.52	(0.41)	11.34
11/30/2019	11.56	0.33	(0.21)	0.12	(0.45)	11.23
11/30/2018	11.88	0.30	(0.18)	0.12	(0.44)	11.56
11/30/2017	12.18	0.24	(0.09)	0.15	(0.45)	11.88
11/30/2016	12.27	0.27	0.15	0.42	(0.51)	12.18
Class R5
5/31/2021(c)	11.33	0.11	0.94	1.05	(0.19)	12.19
11/30/2020	11.23	0.28	0.26 (f)	0.54	(0.44)	11.33
11/30/2019	11.55	0.36	(0.20)	0.16	(0.48)	11.23
11/30/2018	11.88	0.33	(0.19)	0.14	(0.47)	11.55
11/30/2017	12.18	0.26	(0.08)	0.18	(0.48)	11.88
11/30/2016	12.27	0.31	0.14	0.45	(0.54)	12.18
Class R6
5/31/2021(c)	11.34	0.11	0.94	1.05	(0.19)	12.20
11/30/2020	11.23	0.29	0.27 (f)	0.56	(0.45)	11.34
11/30/2019	11.56	0.37	(0.21)	0.16	(0.49)	11.23
11/30/2018	11.88	0.33	(0.17)	0.16	(0.48)	11.56
11/30/2017	12.18	0.28	(0.08)	0.20	(0.50)	11.88
11/30/2016	12.27	0.33	0.14	0.47	(0.56)	12.18

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Commenced on April 4, 2017.

430	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

8.96	(d)	0.95	(e)	0.95	(e)	1.31	(e)	$287	31	(d)
4.65		0.98		0.99		2.03		226	97
0.80		0.99		0.99		2.66		104	43
0.74		0.99		1.00		2.17		111	108
0.97		1.05		1.11		1.65		175	64
3.39		1.05		1.21		2.13		283	79

9.18	(d)	0.70	(e)	0.70	(e)	1.56	(e)	2,039	31	(d)
4.91		0.74		0.75		2.35		1,706	97
1.05		0.74		0.74		2.91		3,174	43
1.00		0.73		0.73		2.52		2,006	108
1.22		0.80		0.84		2.05		735	64
3.63		0.78		0.91		2.23		110	79

9.33	(d)	0.45	(e)	0.45	(e)	1.79	(e)	209	31	(d)
5.08		0.49		0.50		2.64		170	97
1.39		0.49		0.49		3.17		334	43
1.17		0.47		0.48		2.83		144	108
1.48		0.55		0.59		2.19		33	64
3.89		0.55		0.68		2.59		10	79

9.34	(d)	0.41	(e)	0.41	(e)	1.87	(e)	15,246	31	(d)
5.24		0.42		0.43		2.70		14,541	97
1.37		0.42		0.42		3.25		35,167	43
1.34		0.39		0.43		2.81		54,549	108
1.67		0.37		0.52		2.37		33,747	64
4.09		0.37		0.52		2.78		10	79

See Notes to Financial Statements.	431

Financial Highlights (unaudited)(continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2021(c)	$9.89	$0.04		$0.03	$0.07	$(0.08)	$9.88	0.75	(d)
11/30/2020	9.89	0.14		0.10	0.24	(0.24)	9.89	2.46
11/30/2019	9.72	0.24		0.23	0.47	(0.30)	9.89	4.87
11/30/2018	9.92	0.22		(0.12)	0.10	(0.30)	9.72	1.04
4/19/2017 to 11/30/2017(f)	10.00	0.09		(0.02)	0.07	(0.15)	9.92	0.70	(d)
Class C
5/31/2021(c)	9.89	–	(g)	0.03	0.03	(0.05)	9.87	0.31	(d)
11/30/2020	9.89	0.09		0.08	0.17	(0.17)	9.89	1.76
11/30/2019	9.72	0.17		0.23	0.40	(0.23)	9.89	4.15
11/30/2018	9.92	0.14		(0.11)	0.03	(0.23)	9.72	0.27
4/19/2017 to 11/30/2017(f)	10.00	0.04		(0.02)	0.02	(0.10)	9.92	0.22	(d)
Class F
5/31/2021(c)	9.89	0.04		0.03	0.07	(0.09)	9.87	0.70	(d)
11/30/2020	9.89	0.16		0.09	0.25	(0.25)	9.89	2.54
11/30/2019	9.72	0.24		0.24	0.48	(0.31)	9.89	4.97
11/30/2018	9.92	0.23		(0.12)	0.11	(0.31)	9.72	1.14
4/19/2017 to 11/30/2017(f)	10.00	0.09		(0.01)	0.08	(0.16)	9.92	0.77	(d)
Class F3
5/31/2021(c)	9.88	0.05		0.04	0.09	(0.10)	9.87	0.91	(d)
11/30/2020	9.89	0.37		(0.11)	0.26	(0.27)	9.88	2.65
11/30/2019	9.72	0.27		0.22	0.49	(0.32)	9.89	5.13
11/30/2018	9.92	0.24		(0.11)	0.13	(0.33)	9.72	1.34
4/19/2017 to 11/30/2017(f)	10.00	0.11		(0.02)	0.09	(0.17)	9.92	0.89	(d)
Class I
5/31/2021(c)	9.89	0.04		0.03	0.07	(0.09)	9.87	0.74	(d)
11/30/2020	9.89	0.16		0.10	0.26	(0.26)	9.89	2.65
11/30/2019	9.71	0.24		0.26	0.50	(0.32)	9.89	5.18
11/30/2018	9.92	0.24		(0.13)	0.11	(0.32)	9.71	1.14
4/19/2017 to 11/30/2017(f)	10.00	0.10		(0.02)	0.08	(0.16)	9.92	0.83	(d)
Class R3
5/31/2021(c)	9.89	0.02		0.03	0.05	(0.07)	9.87	0.50	(d)
11/30/2020	9.89	0.13		0.08	0.21	(0.21)	9.89	2.16
11/30/2019	9.72	0.21		0.23	0.44	(0.27)	9.89	4.56
11/30/2018	9.92	0.19		(0.12)	0.07	(0.27)	9.72	0.75
4/19/2017 to 11/30/2017(f)	10.00	0.07		(0.02)	0.05	(0.13)	9.92	0.53	(d)

432	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.60	(e)	0.77	(e)	0.73	(e)	$43,256	129	(d)
0.60		1.00		1.47		32,022	351
0.60		1.81		2.47		8,032	136
0.60		3.11		2.21		3,844	177
0.60	(e)	3.42	(e)	1.43	(e)	1,775	216

1.27	(e)	1.45	(e)	0.07	(e)	4,631	129	(d)
1.28		1.71		0.90		4,334	351
1.29		2.54		1.77		2,238	136
1.39		3.88		1.42		1,083	177
1.37	(e)	4.11	(e)	0.70	(e)	806	216

0.50	(e)	0.67	(e)	0.83	(e)	100,855	129	(d)
0.50		0.91		1.58		82,951	351
0.50		1.46		2.40		29,007	136
0.50		3.00		2.32		4,212	177
0.50	(e)	3.37	(e)	1.52	(e)	1,894	216

0.34	(e)	0.52	(e)	1.04	(e)	515	129	(d)
0.36		1.06		3.78		12	351
0.36		1.64		2.72		1,612	136
0.32		2.87		2.47		1,533	177
0.30	(e)	3.25	(e)	1.71	(e)	1,513	216

0.40	(e)	0.57	(e)	0.89	(e)	20,282	129	(d)
0.40		0.80		1.63		4,402	351
0.40		1.35		2.49		1,821	136
0.40		2.88		2.42		127	177
0.40	(e)	3.35	(e)	1.61	(e)	50	216

0.90	(e)	1.09	(e)	0.44	(e)	52	129	(d)
0.90		1.34		1.32		98	351
0.90		2.14		2.17		76	136
0.90		3.42		1.92		49	177
0.90	(e)	3.84	(e)	1.09	(e)	25	216

See Notes to Financial Statements.	433

Financial Highlights (unaudited)(continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R4
5/31/2021(c)	$9.89	$0.03	$0.03	$0.06	$(0.08)	$9.87	0.63	(d)
11/30/2020	9.89	0.18	0.05	0.23	(0.23)	9.89	2.41
11/30/2019	9.72	0.24	0.22	0.46	(0.29)	9.89	4.82
11/30/2018	9.92	0.21	(0.11)	0.10	(0.30)	9.72	1.00
4/19/2017 to 11/30/2017(f)	10.00	0.08	(0.01)	0.07	(0.15)	9.92	0.68	(d)
Class R5
5/31/2021(c)	9.89	0.05	0.02	0.07	(0.09)	9.87	0.75	(d)
11/30/2020	9.89	0.20	0.06	0.26	(0.26)	9.89	2.66
11/30/2019	9.72	0.26	0.23	0.49	(0.32)	9.89	5.08
11/30/2018	9.92	0.23	(0.11)	0.12	(0.32)	9.72	1.25
4/19/2017 to 11/30/2017(f)	10.00	0.10	(0.02)	0.08	(0.16)	9.92	0.83	(d)
Class R6
5/31/2021(c)	9.89	0.05	0.03	0.08	(0.10)	9.87	0.78	(d)
11/30/2020	9.89	0.21	0.06	0.27	(0.27)	9.89	2.75
11/30/2019	9.72	0.27	0.22	0.49	(0.32)	9.89	5.13
11/30/2018	9.92	0.24	(0.11)	0.13	(0.33)	9.72	1.34
4/19/2017 to 11/30/2017(f)	10.00	0.11	(0.02)	0.09	(0.17)	9.92	0.89	(d)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 19, 2017.
(g)	Amount is less than $.005.

434	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.65	(e)	0.77	(e)	0.70	(e)	$12	129	(d)
0.65		1.11		1.81		12	351
0.65		1.95		2.42		27	136
0.65		3.13		2.14		25	177
0.65	(e)	3.56	(e)	1.35	(e)	25	216

0.40	(e)	0.52	(e)	0.95	(e)	12	129	(d)
0.40		0.87		2.06		12	351
0.40		1.69		2.67		27	136
0.40		2.88		2.39		26	177
0.40	(e)	3.34	(e)	1.60	(e)	25	216

0.34	(e)	0.53	(e)	1.01	(e)	886	129	(d)
0.36		0.81		2.17		911	351
0.36		1.63		2.72		1,961	136
0.32		2.87		2.48		1,653	177
0.30	(e)	3.25	(e)	1.71	(e)	1,513	216

See Notes to Financial Statements.	435

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2021(c)	$4.20	$0.03	$0.03		$0.06	$(0.05)	$4.21	1.48	(d)
11/30/2020	4.21	0.09	0.02	(f)	0.11	(0.12)	4.20	2.76
11/30/2019	4.14	0.12	0.10		0.22	(0.15)	4.21	5.48
11/30/2018	4.26	0.11	(0.07)		0.04	(0.16)	4.14	0.96
11/30/2017	4.31	0.09	0.02		0.11	(0.16)	4.26	2.55
11/30/2016	4.35	0.11	0.02		0.13	(0.17)	4.31	3.06
Class C
5/31/2021(c)	4.22	0.02	0.04		0.06	(0.04)	4.24	1.39	(d)
11/30/2020	4.23	0.07	0.02	(f)	0.09	(0.10)	4.22	2.10
11/30/2019	4.17	0.10	0.09		0.19	(0.13)	4.23	4.57
11/30/2018	4.29	0.09	(0.08)		0.01	(0.13)	4.17	0.35
11/30/2017	4.34	0.07	0.01		0.08	(0.13)	4.29	1.91
11/30/2016	4.38	0.08	0.02		0.10	(0.14)	4.34	2.42
Class F
5/31/2021(c)	4.19	0.04	0.03		0.07	(0.05)	4.21	1.77	(d)
11/30/2020	4.21	0.10	0.01	(f)	0.11	(0.13)	4.19	2.62
11/30/2019	4.14	0.13	0.10		0.23	(0.16)	4.21	5.58
11/30/2018	4.26	0.12	(0.08)		0.04	(0.16)	4.14	1.06
11/30/2017	4.31	0.10	0.01		0.11	(0.16)	4.26	2.65
11/30/2016	4.35	0.11	0.02		0.13	(0.17)	4.31	3.15
Class F3
5/31/2021(c)	4.20	0.04	0.04		0.08	(0.06)	4.22	1.85	(d)
11/30/2020	4.21	0.10	0.02	(f)	0.12	(0.13)	4.20	3.03
11/30/2019	4.14	0.13	0.10		0.23	(0.16)	4.21	5.75
11/30/2018	4.26	0.12	(0.07)		0.05	(0.17)	4.14	1.22
4/4/2017 to 11/30/2017(g)	4.30	0.07	–		0.07	(0.11)	4.26	1.62	(d)
Class I
5/31/2021(c)	4.19	0.04	0.04		0.08	(0.06)	4.21	1.82	(d)
11/30/2020	4.21	0.10	0.01	(f)	0.11	(0.13)	4.19	2.97
11/30/2019	4.14	0.13	0.10		0.23	(0.16)	4.21	5.44
11/30/2018	4.25	0.12	(0.06)		0.06	(0.17)	4.14	1.40
11/30/2017	4.31	0.10	0.01		0.11	(0.17)	4.25	2.51
11/30/2016	4.35	0.12	0.02		0.14	(0.18)	4.31	3.26
Class R2
5/31/2021(c)	4.20	0.03	0.02		0.05	(0.04)	4.21	1.28	(d)
11/30/2020	4.21	0.08	0.02	(f)	0.10	(0.11)	4.20	2.36
11/30/2019	4.14	0.11	0.10		0.21	(0.14)	4.21	5.07
11/30/2018	4.26	0.10	(0.08)		0.02	(0.14)	4.14	0.56
11/30/2017	4.31	0.08	0.01		0.09	(0.14)	4.26	2.14
11/30/2016	4.35	0.09	0.02		0.11	(0.15)	4.31	2.66

436	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.58	(e)	0.58	(e)	1.65	(e)	$13,310,985	38	(d)
0.59		0.59		2.22		12,733,693	102
0.60		0.60		2.92		11,693,022	57
0.59		0.59		2.70		8,735,221	71
0.59		0.59		2.19		10,697,423	67
0.60		0.60		2.49		11,099,295	50

1.24	(e)	1.24	(e)	1.00	(e)	3,690,658	38	(d)
1.24		1.24		1.62		3,914,470	102
1.22		1.22		2.31		4,914,970	57
1.23		1.23		2.07		4,912,225	71
1.23		1.23		1.55		6,129,077	67
1.23		1.23		1.86		6,759,399	50

0.48	(e)	0.48	(e)	1.74	(e)	25,290,912	38	(d)
0.49		0.49		2.33		23,546,579	102
0.50		0.50		3.02		23,128,477	57
0.49		0.49		2.80		15,833,169	71
0.49		0.49		2.28		14,906,190	67
0.50		0.50		2.58		12,884,113	50

0.32	(e)	0.32	(e)	1.91	(e)	4,872,099	38	(d)
0.33		0.33		2.48		4,425,861	102
0.34		0.34		3.19		4,087,351	57
0.32		0.32		2.95		3,709,795	71
0.33	(e)	0.33	(e)	2.55	(e)	2,914,992	67

0.38	(e)	0.38	(e)	1.84	(e)	11,037,184	38	(d)
0.39		0.39		2.44		9,762,949	102
0.40		0.40		3.12		10,281,839	57
0.39		0.39		2.90		7,315,707	71
0.39		0.39		2.37		7,091,069	67
0.39		0.39		2.68		5,771,458	50

0.98	(e)	0.98	(e)	1.26	(e)	11,308	38	(d)
0.99		0.99		1.85		13,909	102
1.00		1.00		2.55		18,031	57
0.99		0.99		2.30		20,433	71
0.99		0.99		1.79		27,492	67
1.00		1.00		2.09		28,476	50

See Notes to Financial Statements.	437

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R3
5/31/2021(c)	$4.20	$0.03	$0.04		$0.07	$(0.05)	$4.22	1.57	(d)
11/30/2020	4.21	0.08	0.02	(f)	0.10	(0.11)	4.20	2.46
11/30/2019	4.14	0.11	0.10		0.21	(0.14)	4.21	5.17
11/30/2018	4.26	0.10	(0.07)		0.03	(0.15)	4.14	0.67
11/30/2017	4.31	0.08	0.02		0.10	(0.15)	4.26	2.25
11/30/2016	4.35	0.10	0.02		0.12	(0.16)	4.31	2.77
Class R4
5/31/2021(c)	4.20	0.04	0.03		0.07	(0.05)	4.22	1.73	(d)
11/30/2020	4.22	0.09	0.01	(f)	0.10	(0.12)	4.20	2.47
11/30/2019	4.15	0.12	0.10		0.22	(0.15)	4.22	5.43
11/30/2018	4.27	0.11	(0.07)		0.04	(0.16)	4.15	0.93
11/30/2017	4.32	0.09	0.02		0.11	(0.16)	4.27	2.50
11/30/2016	4.36	0.10	0.03		0.13	(0.17)	4.32	3.00
Class R5
5/31/2021(c)	4.19	0.04	0.03		0.07	(0.06)	4.20	1.61	(d)
11/30/2020	4.20	0.10	0.02	(f)	0.12	(0.13)	4.19	2.97
11/30/2019	4.13	0.13	0.10		0.23	(0.16)	4.20	5.70
11/30/2018	4.25	0.12	(0.07)		0.05	(0.17)	4.13	1.16
11/30/2017	4.30	0.10	0.02		0.12	(0.17)	4.25	2.76
11/30/2016	4.35	0.11	0.02		0.13	(0.18)	4.30	3.03
Class R6
5/31/2021(c)	4.19	0.04	0.04		0.08	(0.06)	4.21	1.85	(d)
11/30/2020	4.21	0.10	0.01	(f)	0.11	(0.13)	4.19	2.79
11/30/2019	4.14	0.13	0.10		0.23	(0.16)	4.21	5.76
11/30/2018	4.26	0.13	(0.08)		0.05	(0.17)	4.14	1.23
11/30/2017	4.31	0.11	0.01		0.12	(0.17)	4.26	2.82
11/30/2016	4.35	0.12	0.02		0.14	(0.18)	4.31	3.34

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Commenced on April 4, 2017.

438	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.88	(e)	0.88	(e)	1.35	(e)	$402,613	38	(d)
0.89		0.89		1.94		384,845	102
0.90		0.90		2.64		367,328	57
0.89		0.89		2.41		318,477	71
0.89		0.89		1.90		311,784	67
0.89		0.89		2.20		279,118	50

0.56	(e)	0.56	(e)	1.67	(e)	160,157	38	(d)
0.64		0.64		2.18		166,524	102
0.65		0.65		2.88		147,772	57
0.64		0.64		2.68		105,445	71
0.64		0.64		2.15		76,006	67
0.65		0.65		2.35		30,700	50

0.31	(e)	0.31	(e)	1.92	(e)	66,122	38	(d)
0.39		0.39		2.45		69,901	102
0.40		0.40		3.14		70,274	57
0.39		0.39		2.94		45,264	71
0.30		0.39		2.39		24,140	67
0.40		0.40		2.64		10,791	50

0.32	(e)	0.32	(e)	1.91	(e)	996,366	38	(d)
0.33		0.33		2.50		896,878	102
0.34		0.34		3.19		857,139	57
0.33		0.33		3.00		551,235	71
0.33		0.33		2.46		289,557	67
0.33		0.33		2.77		174,247	50

See Notes to Financial Statements.	439

Financial Highlights (unaudited)(continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	bution
Class A
5/31/2021(c)	$10.91	$0.10	$(0.15)	$(0.05)	$(0.10)	$(0.23)	$(0.33)
11/30/2020	10.49	0.23	0.46	0.69	(0.27)	–	(0.27)
11/30/2019	9.86	0.28	0.66	0.94	(0.31)	–	(0.31)
11/30/2018	10.36	0.28	(0.46)	(0.18)	(0.32)	–	(0.32)
11/30/2017	10.29	0.22	0.15	0.37	(0.27)	(0.03)	(0.30)
11/30/2016	10.29	0.23	0.08	0.31	(0.29)	(0.02)	(0.31)
Class C
5/31/2021(c)	10.90	0.06	(0.14)	(0.08)	(0.07)	(0.23)	(0.30)
11/30/2020	10.48	0.17	0.45	0.62	(0.20)	–	(0.20)
11/30/2019	9.85	0.21	0.66	0.87	(0.24)	–	(0.24)
11/30/2018	10.35	0.21	(0.45)	(0.24)	(0.26)	–	(0.26)
11/30/2017	10.28	0.15	0.15	0.30	(0.20)	(0.03)	(0.23)
11/30/2016	10.28	0.16	0.08	0.24	(0.22)	(0.02)	(0.24)
Class F
5/31/2021(c)	10.91	0.10	(0.14)	(0.04)	(0.11)	(0.23)	(0.34)
11/30/2020	10.48	0.24	0.47	0.71	(0.28)	–	(0.28)
11/30/2019	9.86	0.29	0.65	0.94	(0.32)	–	(0.32)
11/30/2018	10.36	0.29	(0.46)	(0.17)	(0.33)	–	(0.33)
11/30/2017	10.29	0.23	0.15	0.38	(0.28)	(0.03)	(0.31)
11/30/2016	10.29	0.24	0.08	0.32	(0.30)	(0.02)	(0.32)
Class F3
5/31/2021(c)	10.91	0.11	(0.13)	(0.02)	(0.12)	(0.23)	(0.35)
11/30/2020	10.49	0.27	0.45	0.72	(0.30)	–	(0.30)
11/30/2019	9.87	0.31	0.65	0.96	(0.34)	–	(0.34)
11/30/2018	10.36	0.31	(0.44)	(0.13)	(0.36)	–	(0.36)
4/4/2017 to 11/30/2017(f)	10.33	0.18	0.05	0.23	(0.20)	–	(0.20)
Class I
5/31/2021(c)	10.93	0.11	(0.14)	(0.03)	(0.12)	(0.23)	(0.35)
11/30/2020	10.50	0.26	0.46	0.72	(0.29)	–	(0.29)
11/30/2019	9.88	0.30	0.65	0.95	(0.33)	–	(0.33)
11/30/2018	10.38	0.30	(0.45)	(0.15)	(0.35)	–	(0.35)
11/30/2017	10.31	0.24	0.15	0.39	(0.29)	(0.03)	(0.32)
11/30/2016	10.31	0.25	0.08	0.33	(0.31)	(0.02)	(0.33)
Class P
5/31/2021(c)	10.96	0.08	(0.14)	(0.06)	(0.09)	(0.23)	(0.32)
11/30/2020	10.53	0.21	0.46	0.67	(0.24)	–	(0.24)
11/30/2019	9.91	0.25	0.65	0.90	(0.28)	–	(0.28)
11/30/2018	10.41	0.25	(0.45)	(0.20)	(0.30)	–	(0.30)
11/30/2017	10.34	0.19	0.15	0.34	(0.24)	(0.03)	(0.27)
11/30/2016	10.34	0.20	0.09	0.29	(0.27)	(0.02)	(0.29)

440	See Notes to Financial Statements.

			Ratios to Average Net Assets:					Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net		Net
asset			and/or			invest-		assets,	Portfolio
value,	Total		reimburse-	Total		ment		end of	turnover
end of	return(b)		ments	expenses		income		period	rate
period	(%)		(%)	(%)		(%)		(000)	(%)

$10.53	(0.45	)(d)	0.65 (e)	0.65	(e)	1.83	(e)	$1,377,074	241	(d)
10.91	6.63		0.66	0.66		2.19		1,416,776	538
10.49	9.62		0.68	0.68		2.68		1,275,715	736
9.86	(1.71)		0.68	0.72		2.74		1,150,292	643
10.36	3.65		0.68	0.80		2.11		1,269,964	472
10.29	3.02		0.68	0.81		2.19		1,341,883	443

10.52	(0.77	)(d)	1.29 (e)	1.29	(e)	1.20	(e)	71,240	241	(d)
10.90	5.98		1.29	1.29		1.59		85,200	538
10.48	8.95		1.30	1.30		2.08		118,447	736
9.85	(2.32)		1.30	1.35		2.10		123,735	643
10.35	2.99		1.32	1.43		1.47		170,287	472
10.28	2.36		1.33	1.46		1.55		210,158	443

10.53	(0.40	)(d)	0.55 (e)	0.55	(e)	1.93	(e)	1,013,634	241	(d)
10.91	6.84		0.56	0.56		2.29		1,013,091	538
10.48	9.62		0.58	0.58		2.78		960,498	736
9.86	(1.61)		0.58	0.62		2.83		822,274	643
10.36	3.74		0.58	0.69		2.18		901,918	472
10.29	3.12		0.58	0.71		2.26		851,069	443

10.54	(0.22	)(d)	0.36 (e)	0.36	(e)	2.12	(e)	826,613	241	(d)
10.91	6.95		0.36	0.36		2.49		774,625	538
10.49	9.83		0.38	0.38		2.98		664,783	736
9.87	(1.31)		0.37	0.40		3.05		632,109	643
10.36	2.22	(d)	0.35 (e)	0.48	(e)	2.58	(e)	581,363	472

10.55	(0.33	)(d)	0.41 (e)	0.45	(e)	2.07	(e)	394,751	241	(d)
10.93	6.98		0.43	0.47		2.44		414,220	538
10.50	9.76		0.44	0.48		2.93		405,218	736
9.88	(1.48)		0.45	0.52		2.97		376,595	643
10.38	3.85		0.48	0.60		2.31		380,442	472
10.31	3.23		0.48	0.61		2.40		299,530	443

10.58	(0.57	)(d)	0.90 (e)	0.90	(e)	1.58	(e)	641	241	(d)
10.96	6.45		0.91	0.91		1.94		659	538
10.53	9.21		0.93	0.93		2.45		528	736
9.91	(1.93)		0.93	0.97		2.49		555	643
10.41	3.38		0.93	1.05		1.85		650	472
10.34	2.76		0.93	1.06		1.94		983	443

See Notes to Financial Statements.	441

Financial Highlights (unaudited)(continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
			Net	Total
	Net		realized	from
	asset	Net	and	invest-
	value,	invest-	unrealized	ment	Net	Net	Total
	beginning	ment	gain	opera-	investment	realized	distri-
	of period	income(a)	(loss)	tions	income	gain	bution
Class R2
5/31/2021(c)	$10.90	$0.08	$(0.14)	$(0.06)	$(0.08)	$(0.23)	$(0.31)
11/30/2020	10.48	0.19	0.45	0.64	(0.22)	–	(0.22)
11/30/2019	9.86	0.24	0.65	0.89	(0.27)	–	(0.27)
11/30/2018	10.36	0.23	(0.45)	(0.22)	(0.28)	–	(0.28)
11/30/2017	10.29	0.18	0.15	0.33	(0.23)	(0.03)	(0.26)
11/30/2016	10.29	0.19	0.08	0.27	(0.25)	(0.02)	(0.27)
Class R3
5/31/2021(c)	10.90	0.08	(0.13)	(0.05)	(0.09)	(0.23)	(0.32)
11/30/2020	10.48	0.20	0.45	0.65	(0.23)	–	(0.23)
11/30/2019	9.86	0.25	0.65	0.90	(0.28)	–	(0.28)
11/30/2018	10.36	0.24	(0.45)	(0.21)	(0.29)	–	(0.29)
11/30/2017	10.29	0.19	0.15	0.34	(0.24)	(0.03)	(0.27)
11/30/2016	10.29	0.20	0.08	0.28	(0.26)	(0.02)	(0.28)
Class R4
5/31/2021(c)	10.91	0.09	(0.14)	(0.05)	(0.10)	(0.23)	(0.33)
11/30/2020	10.49	0.23	0.45	0.68	(0.26)	–	(0.26)
11/30/2019	9.86	0.27	0.66	0.93	(0.30)	–	(0.30)
11/30/2018	10.36	0.27	(0.45)	(0.18)	(0.32)	–	(0.32)
11/30/2017	10.29	0.22	0.14	0.36	(0.26)	(0.03)	(0.29)
11/30/2016	10.29	0.21	0.10	0.31	(0.29)	(0.02)	(0.31)
Class R5
5/31/2021(c)	10.91	0.11	(0.13)	(0.02)	(0.12)	(0.23)	(0.35)
11/30/2020	10.49	0.26	0.45	0.71	(0.29)	–	(0.29)
11/30/2019	9.86	0.30	0.66	0.96	(0.33)	–	(0.33)
11/30/2018	10.36	0.30	(0.46)	(0.16)	(0.34)	–	(0.34)
11/30/2017	10.29	0.24	0.15	0.39	(0.29)	(0.03)	(0.32)
11/30/2016	10.30	0.24	0.08	0.32	(0.31)	(0.02)	(0.33)
Class R6
5/31/2021(c)	10.92	0.11	(0.14)	(0.03)	(0.12)	(0.23)	(0.35)
11/30/2020	10.49	0.27	0.46	0.73	(0.30)	–	(0.30)
11/30/2019	9.87	0.31	0.65	0.96	(0.34)	–	(0.34)
11/30/2018	10.37	0.31	(0.45)	(0.14)	(0.36)	–	(0.36)
11/30/2017	10.30	0.25	0.15	0.40	(0.30)	(0.03)	(0.33)
11/30/2016	10.30	0.26	0.09	0.35	(0.33)	(0.02)	(0.35)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

442	See Notes to Financial Statements.

			Ratios to Average Net Assets:					Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net		Net
asset			and/or			invest-		assets,	Portfolio
value,	Total		reimburse-	Total		ment		end of	turnover
end of	return(b)		ments	expenses		income		period	rate
period	(%)		(%)	(%)		(%)		(000)	(%)

$10.53	(0.56	)(d)	1.05 (e)	1.05	(e)	1.43	(e)	$2,213	241	(d)
10.90	6.21		1.06	1.06		1.81		2,579	538
10.48	9.08		1.08	1.08		2.31		3,501	736
9.86	(2.10)		1.08	1.13		2.31		4,898	643
10.36	3.24		1.08	1.20		1.69		8,150	472
10.29	2.62		1.08	1.21		1.79		7,419	443

10.53	(0.51	)(d)	0.95 (e)	0.95	(e)	1.53	(e)	57,889	241	(d)
10.90	6.32		0.96	0.96		1.90		85,403	538
10.48	9.19		0.98	0.98		2.40		93,652	736
9.86	(2.00)		0.98	1.02		2.43		107,380	643
10.36	3.34		0.98	1.09		1.79		133,227	472
10.29	2.72		0.98	1.11		1.90		137,112	443

10.53	(0.48	)(d)	0.70 (e)	0.70	(e)	1.78	(e)	48,946	241	(d)
10.91	6.58		0.71	0.71		2.16		58,811	538
10.49	9.56		0.73	0.73		2.64		66,840	736
9.86	(1.76)		0.73	0.77		2.70		63,160	643
10.36	3.60		0.73	0.84		2.05		68,972	472
10.29	2.98		0.73	0.86		2.03		25,290	443

10.54	(0.26	)(d)	0.45 (e)	0.45	(e)	2.03	(e)	87,411	241	(d)
10.91	6.85		0.46	0.46		2.40		110,056	538
10.49	9.84		0.49	0.49		2.88		127,807	736
9.86	(1.51)		0.48	0.52		2.94		85,701	643
10.36	3.87		0.48	0.60		2.32		91,931	472
10.29	3.01		0.48	0.62		2.27		10,707	443

10.54	(0.31	)(d)	0.36 (e)	0.36	(e)	2.13	(e)	269,967	241	(d)
10.92	7.05		0.36	0.36		2.51		295,096	538
10.49	9.84		0.38	0.38		2.97		364,578	736
9.87	(1.40)		0.37	0.40		3.07		220,216	643
10.37	3.98		0.36	0.48		2.45		161,412	472
10.30	3.35		0.36	0.49		2.47		63,662	443

See Notes to Financial Statements.	443

Financial Highlights (unaudited)(continued)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
					Distributions to
					shareholders
		Investment operations:			from:
			Net	Total
	Net		realized	from		Net
	asset	Net	and	invest-		asset
	value,	invest-	unrealized	ment	Net	value,	Total
	beginning	ment	gain	opera-	investment	end of	return(b)
	of period	income(a)	(loss)	tions	income	period	(%)
Class A
5/31/2021(c)	$10.04	$0.02	$(0.01)	$0.01	$(0.02)	$10.03	0.07	(d)
11/30/2020	10.03	0.11	0.01 (f)	0.12	(0.11)	10.04	1.25
11/30/2019	10.00	0.24	0.03	0.27	(0.24)	10.03	2.87
11/30/2018	10.01	0.21	(0.02)	0.19	(0.20)	10.00	1.84
11/30/2017	10.00	0.13	–	0.13	(0.12)	10.01	1.30
10/12/2016 to 11/30/2016(g)	10.00	0.01	0.01	0.02	(0.02)	10.00	0.15	(d)
Class A1
5/31/2021(c)	10.04	0.01	–	0.01	(0.01)	10.04	0.12	(d)
11/30/2020	10.03	0.07	0.04 (f)	0.11	(0.10)	10.04	1.15
7/29/2019 to 11/30/2019(h)	10.02	0.05	0.03	0.08	(0.07)	10.03	0.79	(d)
Class F
5/31/2021(c)	10.04	0.02	–	0.02	(0.02)	10.04	0.19	(d)
11/30/2020	10.03	0.11	0.02 (f)	0.13	(0.12)	10.04	1.30
11/30/2019	10.00	0.25	0.03	0.28	(0.25)	10.03	2.82
11/30/2018	10.01	0.22	(0.02)	0.20	(0.21)	10.00	1.98
11/30/2017	10.00	0.13	–	0.13	(0.12)	10.01	1.34
10/12/2016 to 11/30/2016(g)	10.00	0.01	0.01	0.02	(0.02)	10.00	0.16	(d)
Class F3
5/31/2021(c)	10.04	0.03	(0.01)	0.02	(0.03)	10.03	0.16	(d)
11/30/2020	10.03	0.11	0.03 (f)	0.14	(0.13)	10.04	1.45
11/30/2019	10.00	0.26	0.03	0.29	(0.26)	10.03	2.97
11/30/2018	10.01	0.23	(0.02)	0.21	(0.22)	10.00	2.13
4/4/2017 to 11/30/2017(i)	10.01	0.10	–	0.10	(0.10)	10.01	0.96	(d)
Class I
5/31/2021(c)	10.04	0.02	(0.01)	0.01	(0.02)	10.03	0.14	(d)
11/30/2020	10.03	0.13	0.01 (f)	0.14	(0.13)	10.04	1.40
11/30/2019	9.99	0.26	0.04	0.30	(0.26)	10.03	3.03
11/30/2018	10.01	0.23	(0.03)	0.20	(0.22)	9.99	1.99
11/30/2017	10.00	0.15	–	0.15	(0.14)	10.01	1.46
10/12/2016 to 11/30/2016(g)	10.00	0.01	0.01	0.02	(0.02)	10.00	0.17	(d)
Class R5
5/31/2021(c)	10.04	0.02	–	0.02	(0.02)	10.04	0.24	(d)
11/30/2020	10.03	0.13	0.01 (f)	0.14	(0.13)	10.04	1.41
11/30/2019	10.00	0.26	0.03	0.29	(0.26)	10.03	2.94
11/30/2018	10.01	0.23	(0.02)	0.21	(0.22)	10.00	2.11
11/30/2017	10.00	0.14	0.01	0.15	(0.14)	10.01	1.48
10/12/2016 to 11/30/2016(g)	10.00	0.01	0.01	0.02	(0.02)	10.00	0.17	(d)

444	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total
expenses
after
waivers				Net		Net
and/or				invest-		assets,	Portfolio
reimburse-		Total		ment		end of	turnover
ments		expenses		income		period	rate
(%)		(%)		(%)		(000)	(%)

0.44	(e)	0.44	(e)	0.31	(e)	$10,901,707	39	(d)
0.42		0.45		1.14		12,300,460	93
0.41		0.48		2.39		11,938,003	46
0.40		0.49		2.11		6,688,131	23
0.40		0.51		1.28		1,550,462	23
0.40	(e)	3.62	(e)	0.82	(e)	5,297	2

0.52	(e)	0.54	(e)	0.22	(e)	15,299	39	(d)
0.52		0.54		0.74		19,403	93
0.48	(e)	0.55	(e)	1.56	(e)	2,860	46

0.39	(e)	0.39	(e)	0.36	(e)	5,828,083	39	(d)
0.37		0.40		1.15		7,109,132	93
0.36		0.43		2.47		6,539,665	46
0.35		0.44		2.18		4,603,442	23
0.35		0.44		1.32		552,335	23
0.35	(e)	3.57	(e)	0.86	(e)	250	2

0.24	(e)	0.24	(e)	0.50	(e)	596,062	39	(d)
0.25		0.26		1.13		804,537	93
0.22		0.29		2.62		282,582	46
0.22		0.30		2.27		271,727	23
0.21	(e)	0.34	(e)	1.50	(e)	50,096	23

0.29	(e)	0.29	(e)	0.46	(e)	1,238,467	39	(d)
0.27		0.30		1.35		1,258,215	93
0.26		0.33		2.56		1,803,798	46
0.25		0.35		2.32		1,291,802	23
0.25		0.39		1.45		115,193	23
0.25	(e)	3.47	(e)	0.96	(e)	4,631	2

0.29	(e)	0.29	(e)	0.46	(e)	729	39	(d)
0.27		0.30		1.31		784	93
0.26		0.33		2.63		1,369	46
0.25		0.35		2.29		1,716	23
0.25		0.53		1.35		292	23
0.25	(e)	3.47	(e)	0.96	(e)	250	2

See Notes to Financial Statements.	445

Financial Highlights (unaudited)(concluded)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
					Distributions to shareholders
		Investment operations:			from:
			Net	Total
	Net		realized	from		Net
	asset	Net	and	invest-		asset
	value,	invest-	unrealized	ment	Net	value,	Total
	beginning	ment	gain	opera-	investment	end of	return(b)
	of period	income(a)	(loss)	tions	income	period	(%)
Class R6
5/31/2021(c)	$10.04	$0.03	$–	$0.03	$(0.03)	$10.04	0.26 (d)
11/30/2020	10.03	0.12	0.02 (f)	0.14	(0.13)	10.04	1.45
11/30/2019	10.00	0.26	0.03	0.29	(0.26)	10.03	2.96
11/30/2018	10.01	0.24	(0.03)	0.21	(0.22)	10.00	2.13
11/30/2017	10.00	0.14	0.01	0.15	(0.14)	10.01	1.53
10/12/2016 to 11/30/2016(g)	10.00	0.01	0.01	0.02	(0.02)	10.00	0.18 (d)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and A1 does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Commenced on October 12, 2016.
(h)	Commenced on July 31, 2019.
(i)	Commenced on April 4, 2017.

446	See Notes to Financial Statements.

Ratios to Average Net Assets:			Supplemental Data:

Total
expenses
after
waivers		Net	Net
and/or		invest-	assets,	Portfolio
reimburse-	Total	ment	end of	turnover
ments	expenses	income	period	rate
(%)	(%)	(%)	(000)	(%)

0.24 (e)	0.24 (e)	0.51 (e)	$86,238	39 (d)
0.25	0.26	1.17	65,008	93
0.22	0.29	2.55	11,572	46
0.23	0.30	2.35	7,075	23
0.20	0.50	1.41	314	23
0.20 (e)	3.44 (e)	1.01 (e)	250	2

See Notes to Financial Statements.	447

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of fourteen funds as of May 31, 2021. This report covers the following twelve funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes at May 31, 2021:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)	A, C, F, F3 I, R2, R3, R4, R5, and R6
Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett High Yield Fund (“High Yield Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Income Fund (“Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Total Return Fund (“Total Return Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”)	A, A1, F, F3, I, R5, and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Corporate Bond Fund’s investment objective is to seek current income. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and A1 shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class A1 shares purchased without a sales charge and redeemed before the first day of the month in which the eighteenth month anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day

Notes to Financial Statements (unaudited)(continued)

is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2017 through November 30, 2020. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, A1, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency

Notes to Financial Statements (unaudited)(continued)

exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Notes to Financial Statements (unaudited)(continued)

(k)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(m)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(n)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose a Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to a Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that a Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by a Fund may decline below the repurchase price.

(o)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons

Notes to Financial Statements (unaudited)(continued)

interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of May 31, 2021, the following Funds had unfunded loan commitments:

Floating Rate Fund

	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Cano Health LLC Delayed Draw Term Loan	$813,082	$814,354	$805,470	$8,884
Constant Contact Inc Term Loan	3,039,724	3,039,724	3,024,972	14,752
HighTower Holdings LLC 2021 Delayed Draw Term Loan	2,514,275	2,526,846	2,512,824	14,023
LBM Acquisition LLC Delayed Draw Term Loan	3,251,852	3,250,958	3,220,323	30,635
Onedigital Borrower LLC 2020 Delayed Draw Term Loan	578,870	583,692	571,906	11,786
Priority Payment Systems Holdings, LLC 2021 Delayed Draw Term Loan, LLC	6,436,429	6,343,906	6,436,429	(92,524)
Redstone Buyer LLC 2021 Delayed Draw Term Loan	3,306,836	3,286,185	3,296,362	(10,177)
SCP Eye Care Services, LLC 2021 Delayed Draw Term Loan	1,492,684	1,496,416	1,492,684	3,732
Service Logic Acquisition, Inc Delayed Draw Term Loan	1,925,226	1,938,462	1,907,270	31,192
Southern Veterinary Partners LLC Delayed Draw Term Loan	1,641,660	1,647,816	1,641,660	6,156
team.blue Finco SARL EUR Delayed Draw Term Loan	496,921	604,331	596,421	7,910
Therma Intermediate LLC 2020 Delayed Draw Term Loan	2,344,447	2,348,855	2,344,447	4,408
Total	$27,842,006	$27,881,545	$27,850,768	$30,777

Inflation Focused Fund

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Salesforce.com, inc. Delayed Draw Term Loan	$2,172,131	$2,169,416	$2,169,416	$–

Short Duration Income Fund

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Salesforce.com, inc. Delayed Draw Term Loan	$79,944,310	$79,844,380	$79,844,380	$–

Notes to Financial Statements (unaudited)(continued)

Ultra Short Bond Fund

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Salesforce.com, inc. Delayed Draw Term Loan	$25,804,707	$25,772,451	$25,772,451	$–

(p)	Inflation-Linked Derivatives–Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swaps in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swaps in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(q)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses.

Notes to Financial Statements (unaudited)(continued)

Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(r)	Interest Rate Swaps–Each Fund may enter into interest rate swap agreements. Pursuant to interest rate swap agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty (or in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(s)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(t)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-

Notes to Financial Statements (unaudited)(continued)

tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund		Income Fund
First $1 billion	.70%	First $3 billion	.38%
Next $1 billion	.60%	Next $7 billion	.35%
Over $2 billion	.57%	Over $10 billion	.34%

Core Fixed Income Fund		Inflation Focused Fund
First $1 billion	.24%	First $2 billion	.30%
Next $1 billion	.21%	Next $3 billion	.28%
Over $2 billion	.20%	Over $5 billion	.26%

Core Plus Bond Fund		Short Duration Core Bond Fund
First $4 billion	.28%	First $1 billion	.30%
Next $11 billion	.26%	Next $1 billion	.25%
Over $15 billion	.25%	Over $2 billion	.20%

Notes to Financial Statements (unaudited)(continued)

Corporate Bond Fund		Short Duration Income Fund
First $2 billion	.40%	First $1 billion	.35%
Over $2 billion	.35%	Next $1 billion	.30%
		Over $2 billion	.25%

Floating Rate Fund		Total Return Fund
First $1 billion	.50%	First $4 billion	.28%
Over $1 billion	.45%	Next $11 billion	.26%
		Over $15 billion	.25%

High Yield Fund		Ultra Short Bond Fund	.17%*
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%

For the six months ended May 31, 2021, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Convertible Fund	.66%
Core Fixed Income Fund	.22%
Core Plus Bond Fund	.21%
Corporate Bond Fund	.00%
Floating Rate Fund	.46%
High Yield Fund	.52%
Income Fund	.38%
Inflation Focused Fund	.30%
Short Duration Core Bond Fund	.13%
Short Duration Income Fund	.25%
Total Return Fund	.28%
Ultra Short Bond Fund	.17%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. Lord Abbett voluntarily waived the following fund administration fees during the six months ended May 31, 2021:

Fund	Fund Administration Fee
Convertible Fund	7,196
Core Fixed Income Fund	15,699
Core Plus Bond Fund	9,996
Corporate Bond Fund	3,086
Floating Rate Fund	49,040
High Yield Fund	57,763
Income Fund	29,446
Inflation Focused Fund	24,559
Short Duration Core Bond Fund	4,359
Short Duration Income Fund	271,862
Total Return Fund	44,199
Ultra Short Bond Fund	100,703

Notes to Financial Statements (unaudited)(continued)

For the period ended May 31, 2021 and continuing through March 31, 2022, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees, to the following annual rates:

	Core Plus Bond Fund
	Effective	Prior to
Classes	April 1, 2021	April 1, 2021
A, C, F, I, R3, R4 and R5	0.48%	0.48%
F3 and R6	0.38%	0.39%

	Corporate Bond Fund
	Effective	Prior to
Classes	April 1, 2021	April 1, 2021
A, C, F, I, R3, R4 and R5	0.48%	0.48%
F3 and R6	0.44%	0.45%

	Short Duration Core Bond Fund
Classes
A, C, F, I, R3, R4 and R5		0.40%
F3 and R6		0.34%

		Ultra Short Bond Fund
	Effective	Prior to
Classes	April 1, 2021	April 1, 2021
A1	–	0.27%

For the period ended May 31, 2021 and continuing through March 31, 2022, Lord Abbett has contractually agreed to waive Core Fixed Income Fund’s and Total Return Fund’s Class I shareholder servicing expenses at an annual rate of 0.04% of the Fund’s average daily net assets.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, A1, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class A1		Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%		25%	(4)	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	(3)	–		.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The 12b-1 fees each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear 12b-1 fees at the same rate.
(2)	The Class F Share Rule 12b-1fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	Distribution fees not applicable to Ultra Short Bond Fund.
(4)	Class A1 is only for Ultra Short Bond Fund.

Class F3, I, R5, and R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2021:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$45,097	$297,290
Core Fixed Income Fund	45,297	269,327
Core Plus Bond Fund	12,771	76,217
Corporate Bond Fund	1,112	6,309
Floating Rate Fund	51,093	287,248
High Yield Fund	35,705	246,666
Income Fund	101,633	642,659
Inflation Focused Fund	47,136	284,306
Short Duration Core Bond Fund	3,146	15,235
Short Duration Income Fund	529,395	3,588,154
Total Return Fund	80,127	482,161
Ultra Short Bond Fund	–	3,975

Distributor received the following amount of CDSCs for the six months ended May 31, 2021:

	Class A	Class A1	Class C
Convertible Fund	$15,510	$–	$4,081
Core Fixed Income Fund	7,670	–	4,574
Core Plus Bond Fund	–	–	–
Corporate Bond Fund	–	–	–
Floating Rate Fund	13,798	–	16,973
High Yield Fund	17,093	–	6,730
Income Fund	13,014	–	3,280
Inflation Focused Fund	819	–	1,001
Short Duration Core Bond Fund	–	–	–
Short Duration Income Fund	691,429	–	267,238
Total Return Fund	8,780	–	4,271
Ultra Short Bond Fund	–	4,859	–

Other Related Parties

As of May 31, 2021, the percentages of Convertible Fund’s, Core Fixed Income Fund’s, Floating Rate Fund’s, High Yield Fund’s, Inflation Focused Fund’s and Short Duration Income Fund’s outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

					Underlying Funds
Fund of Funds	Convertible Fund	Core Fixed Income Fund	Floating Rate Fund	High Yield Fund	Inflation Focused Fund	Short Duration Income Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	2.52%	2.67%	0.92%	5.93%	5.90%	0.02%
Lord Abbett Multi-Asset Income Fund	0.73%	7.31%	0.67%	3.05%	4.33%	0.02%

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund, Total Return Fund and Ultra Short Bond Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2021 and fiscal year ended November 30, 2020 was as follows:

	Convertible Fund		Core Fixed Income Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	5/31/2021	11/30/2020	5/31/2021	11/30/2020
Distributions paid from:
Ordinary income	$152,691,946	$31,447,133	$62,717,922	$37,486,107
Net long-term capital gains	48,441,029	24,951,538	16,060,928	-
Total distributions paid	$201,132,975	$56,398,671	$78,778,850	$37,486,107

	Core Plus Bond Fund		Corporate Bond Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	5/31/2021	11/30/2020	5/31/2021	11/30/2020
Distributions paid from:
Ordinary income	$6,060,003	$9,591,221	$298,598	$335,254
Net long-term capital gains	1,436,842	327,367	61,114	-
Total distributions paid	$7,496,845	$9,918,588	$359,712	$335,254

	Floating Rate Fund		High Yield Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	5/31/2021	11/30/2020	5/31/2021	11/30/2020
Distributions paid from:
Ordinary income	$113,769,028	$284,083,080	$206,084,206	$406,418,993
Tax return of capital	-	50,837,579	-	-
Total distributions paid	$113,769,028	$334,920,659	$206,084,206	$406,418,993

	Income Fund		Inflation Focused Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	5/31/2021	11/30/2020	5/31/2021	11/30/2020
Distributions paid from:
Ordinary income	$46,787,924	$102,084,536	$15,419,480	$30,350,040
Total distributions paid	$46,787,924	$102,084,536	$15,419,480	$30,350,040

Notes to Financial Statements (unaudited)(continued)

	Short Duration Core Bond Fund		Short Duration Income Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	5/31/2021	11/30/2020	5/31/2021	11/30/2020
Distributions paid from:
Ordinary income	$1,352,524	$1,722,835	$722,329,552	$1,633,205,535
Total distributions paid	$1,352,524	$1,722,835	$722,329,552	$1,633,205,535

	Total Return Fund		Ultra Short Bond Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	5/31/2021	11/30/2020	5/31/2021	11/30/2020
Distributions paid from:
Ordinary income	$83,274,395	$107,993,885	$37,117,440	$239,917,875
Net long-term capital gains	49,201,525	-	-	-
Total distributions paid	$132,475,920	$107,993,885	$37,117,440	$239,917,875

As of May 31, 2021, the following funds had capital losses, which will carry forward indefinitely:

Indefinite
Floating Rate Fund	$1,526,610,719
High Yield Fund	412,655,732
Income Fund	22,292,689
Inflation Focused Fund	114,675,859
Short Duration Core Bond Fund	118,028
Short Duration Income Fund	2,702,450,408
Ultra Short Bond Fund	48,320,796

As of May 31, 2021, the aggregate unrealized security gains and losses based on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

		Core Fixed	Core Plus
	Convertible Fund	Income Fund	Bond Fund
Tax cost	$1,507,340,084	$2,246,045,167	$278,148,189
Gross unrealized gain	176,357,132	19,838,427	3,339,264
Gross unrealized loss	(25,721,155)	(13,896,021)	(2,119,066)
Net unrealized security gain (loss)	$150,635,977	$5,942,406	$1,220,198

	Corporate	Floating	High
	Bond Fund	Rate Fund	Yield Fund
Tax cost	$11,530,520	$6,580,760,135	$7,178,735,508
Gross unrealized gain	162,354	101,525,691	408,377,978
Gross unrealized loss	(101,421)	(70,652,218)	(71,177,528)
Net unrealized security gain (loss)	$60,933	$30,873,473	$337,200,450

		Inflation	Short Duration
	Income Fund	Focused Fund	Core Bond Fund
Tax cost	$2,927,794,511	$2,046,549,332	$175,638,890
Gross unrealized gain	87,028,964	53,502,168	357,596
Gross unrealized loss	(24,056,364)	(132,209,442)	(118,457)
Net unrealized security gain (loss)	$62,972,600	$(78,707,274)	$239,139

Notes to Financial Statements (unaudited)(continued)

	Short Duration	Total	Ultra Short
	Income Fund	Return Fund	Bond Fund
Tax cost	$61,117,622,415	$4,467,358,735	$18,620,077,274
Gross unrealized gain	852,312,441	71,061,992	41,349,547
Gross unrealized loss	(1,531,811,746)	(31,239,030)	(6,646,422)
Net unrealized security gain (loss)	$(679,499,305)	$39,822,962	$34,703,125

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of certain securities, certain distributions, amortization of premium, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2021 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Convertible Fund	$–	$1,363,555,649	$–	$1,202,357,957
Core Fixed Income Fund	5,232,301,093	543,900,689	5,696,324,584	528,867,500
Core Plus Bond Fund	358,513,891	92,752,063	373,052,849	113,672,665
Corporate Bond Fund	3,028,469	5,028,187	2,198,585	4,461,234
Floating Rate Fund	–	2,982,171,065	–	2,562,475,473
High Yield Fund	–	4,849,796,054	–	5,836,829,508
Income Fund	651,131,863	1,207,117,359	482,396,758	1,165,437,719
Inflation Focused Fund	353,489,767	1,181,736,825	66,570,276	229,193,408
Short Duration Core Bond Fund	130,113,333	84,224,457	137,590,720	45,325,249
Short Duration Income Fund	5,582,312,229	18,209,986,079	5,605,013,649	14,901,980,480
Total Return Fund	8,837,939,980	1,168,754,604	9,543,703,605	1,133,674,870
Ultra Short Bond Fund	80,742,800	7,505,919,114	466,066,951	5,714,955,152

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended May 31, 2021, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain/(Loss)
Core Fixed Income	$4,800,451	$–	$–
Core Plus Bond	976,170	814,456	15,415
Floating Rate Fund	4,050,761	28,704,246	1,588,359
High Yield Fund	6,265,901	269,865,119	27,059,173
Income Fund	8,927,488	15,504,007	439,967
Inflation Focused Fund	18,968,848	–	–
Short Duration Core Bond Fund	533,200	–	–
Short Duration Income Fund	376,702,424	–	–
Total Return Fund	3,757,203	11,288,813	426,858

Notes to Financial Statements (unaudited)(continued)

6.	REDEMPTION IN-KIND

During the six months ended May 31, 2021, a shareholder of Short Duration Income Fund and Ultra Short Bond Fund redeemed its Fund shares in exchange for portfolio securities “redemption in-kind.” As a result of the redemption in-kind, the Funds realized a net gain of $593,269 and $268,871, respectively.

7.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund except for Corporate Bond Fund, Short Duration Core Bond Fund and Ultra Short Bond Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2021 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund except for Convertible Fund and Ultra Short Bond Fund entered into U.S. Treasury futures contracts for the six months ended May 31, 2021 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the six months ended May 31, 2021 (as described in note 2(p)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there is minimal counterparty credit risk to the Fund since these CPI swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swaps, the clearinghouse guarantees CPI swaps against default.

Core Fixed Income Fund, Core Plus Bond Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund entered into credit default swaps for the six months ended May 31, 2021 (as described in note 2(q)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on

Notes to Financial Statements (unaudited)(continued)

swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Funds since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Floating Rate Fund entered into total return swaps on indexes for the six months ended May 31, 2021 (as described in note 2(s)) to hedge credit risk. The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Floating Rate Fund and Inflation Focused Fund entered into interest rate swaps for the six months ended May 31, 2021 (as described in note 2(r)) in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

As of May 31, 2021, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Convertible Fund
Liability Derivatives		Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)		$1,852,532

		Core Fixed Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Futures Contracts(2)	$132,794	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$214,242
Credit Default Swap Contracts(4)	–	–	$1,388,406
Futures Contracts(2)	$250,033	–	–

Notes to Financial Statements (unaudited)(continued)

		Core Plus Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(5)	–	$4,732	–
Futures Contracts(2)	$20,384	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$68,833
Forward Foreign Currency Exchange Contracts(1)	–	$28,832	–
Futures Contracts(2)	$45,272	–	–

	Corporate Bond Fund
Asset Derivatives		Interest Rate Contracts
Futures Contracts(2)		$2,536
Liability Derivatives
Futures Contracts(2)		$850

		Floating Rate Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Centrally Cleared Interest Rate Swap Contracts(3)	–	$1,357,487	–
Forward Foreign Currency Exchange Contracts(5)	–	–	$55,793
Futures Contracts(2)	–	$52,692	–
Total Return Swap Contracts(6)	$2,097,197	–	–
Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(3)	–	$170,945	–
Forward Foreign Currency Exchange Contracts(1)	–	–	$1,402,541

		High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(5)	–	$1,015,425	–
Futures Contracts(2)	$1,132,538	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$3,742,229
Credit Default Swap Contracts(4)	–	–	$18,155,684
Forward Foreign Currency Exchange Contracts(1)	–	$6,218,763	–
Futures Contracts(2)	$372,233	–	–

Notes to Financial Statements (unaudited)(continued)

		Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(5)	–	$1,825	–
Futures Contracts(2)	$36,658	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contract(3)	–	–	$124,616
Credit Default Swap Contract(4)	–	–	$2,005,475
Forward Foreign Currency Exchange Contracts(1)	–	$552,833	–
Futures Contracts(2)	$157,876	–	–

			Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared Credit Default Swap Contract(3)	–	–	$15,272	–
Centrally Cleared CPI Swap Contracts(3)	–	–	–	$25,372,515
Centrally Cleared Interest Rate Contracts(3)	$33,473	–	–	–
CPI Swap Contracts(7)	–	–	–	$14,245,754
Forward Foreign Currency Exchange Contracts(5)	–	$29,416	–	–
Futures Contracts(2)	$72,179	–	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(3)	–	–	–	$17,524,258
Centrally Cleared Interest Rate Contracts(3)	$3,298	–	–	–
CPI Swap Contracts(8)	–	–	–	$63,921,200
Forward Foreign Currency Exchange Contracts(1)	–	$23,520	–	–

	Short Duration Core Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swap Contracts(4)	–	–	$3,709
Forward Foreign Currency Exchange Contracts(5)	–	$4,971	–
Futures Contracts(2)	$49	–	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts(1)	–	$3,975	–

Notes to Financial Statements (unaudited)(continued)

	Short Duration Income Fund
	Interest	Foreign
	Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$1,837,258
Credit Default Swap Contracts(4)	–	–	$638,470
Forward Foreign Currency Exchange Contracts(5)	–	$7,662,934	–
Futures Contracts(2)	$3,763,577	–	–
Liability Derivatives
Credit Default Swap Contracts(4)	–	–	$9,954,074
Forward Foreign Currency Exchange Contracts(1)	–	$2,124,797	–

		Total Return Bond Fund
	Interest	Foreign
	Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Credit Default Swap Contracts(4)	–	–	$22,612
Forward Foreign Currency Exchange Contracts(5)	–	$140,169	–
Futures Contracts(2)	$362,569	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$1,012,399
Credit Default Swap Contracts(4)	–	–	$1,024,626
Forward Foreign Currency Exchange Contracts(1)	–	$561,534	–
Futures Contracts(2)	$1,205,607	–	–

(1)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Credit default swap agreements receivable/payable, at fair value.
(5)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(6)	Statements of Assets and Liabilities location: Total return swap, at fair value.
(7)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swaps.
(8)	Statements of Assets and Liabilities location: Unrealized depreciation on CPI swaps.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative investments for the period ended May 31, 2021 were as follows:

Convertible Fund

Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$(2,383,222)
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(2)	$(1,468,178)
Average Number of Contracts/Notional Amount*
Forward Foreign Currency Exchange Contracts(3)	$70,881,261

		Core Fixed Income Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$21,699
Forward Foreign Currency Exchange Contracts(1)	–	$184,157	–
Futures Contracts(5)	$(10,266,424)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$363,790
Forward Foreign Currency Exchange Contracts(2)	–	$123,919	–
Futures Contracts(7)	$(619,339)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(8)	–	–	66,428,571
Forward Foreign Currency Exchange Contracts(3)	–	$17,212,807	–
Futures Contracts(8)	2,891	–	–

		Core Plus Bond Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$(37,123)
Forward Foreign Currency Exchange Contracts(1)	–	$(10,700)	–
Futures Contracts(5)	$(1,521,932)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$(54,118)
Forward Foreign Currency Exchange Contracts(2)	–	$2,461	–
Futures Contracts(7)	$(96,585)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(8)	–	–	7,340,286
Forward Foreign Currency Exchange Contracts(3)	–	$3,373,517	–
Futures Contracts(8)	560	–	–

Notes to Financial Statements (unaudited)(continued)

Corporate Bond Fund

Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts(5)	$30,669
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(7)	$894
Average Number of Contracts/Notional Amounts
Futures Contracts(8)	32

			Floating Rate Fund
	Interest Rate Contracts	Foreign Currency Contracts	Equity Contracts	Credit Contracts
Net Realized Gain (Loss)
Forward Foreign Currency
Exchange Contracts(1)	–	$(1,778,531)	–	–
Futures Contracts(5)	$135,835	–	–	–
Interest Rate Swap Contracts(4)	$2,420,397	–	–	–
Total Return Swap Contracts(4)	–	–	$1,008,530	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(2)	–	$(747,775)	–	–
Futures Contracts(7)	$204,892	–	–	–
Interest Rate Swap Contracts(6)	$1,386,967	–	–	–
Total Return Swap Contracts(6)	–	–	$804,107	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(3)	–	$118,082,663	–	–
Futures Contracts(8)	2,892	–	–	–
Interest Rate Swap Contracts(8)	111,804,001	–	–	–
Total Return Swap Contracts(8)	–	–	169,257,552	–

Notes to Financial Statements (unaudited)(continued)

			High Yield Fund
	Interest Rate Contracts	Foreign Currency Contracts	Equity Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	–	$6,670,028
Forward Foreign Currency Exchange Contracts(1)	–	$(5,379,580)	–	–
Futures Contracts(5)	$28,846,815	–	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	–	$2,862,420
Forward Foreign Currency Exchange Contracts(2)	–	$(3,384,568)	–	–
Futures Contracts(7)	$532,323	–	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(8)	–	–	–	628,821,777
Forward Foreign Currency Exchange Contracts(3)	–	$430,110,685	–	–
Futures Contracts(8)	20,376	–	–	–

			Income Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	$–	$5,590,589
Forward Foreign Currency Exchange Contracts(1)	–	$(218,764)	–
Futures Contracts(5)	$(5,902,438)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$(4,222,960)
Forward Foreign Currency Exchange Contracts(2)	–	$(408,524)	–
Futures Contracts(7)	$(536,705)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(8)	–	–	53,165,502
Forward Foreign Currency Exchange Contracts(3)	–	$31,966,383	–
Futures Contracts(8)	3,566	–	–

Notes to Financial Statements (unaudited)(continued)

		Inflation Focused Fund

	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(4)	$(46,763,297)	–	–
Credit Default Swap Contracts(4)	–	–	$235,903
Forward Foreign Currency Exchange Contracts(1)	–	$(32,447)	–
Futures Contracts(5)	$(3,822,074)	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts 6)	$112,179,614	–	–
Credit Default Swap Contracts(6)	–	–	$(180,579)
Forward Foreign Currency Exchange Contracts(2)	–	$9,171	–
Futures Contracts(7)	$(204,673)	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(8)	3,331,517,800	–	–
Credit Default Swap Contracts(8)	–	–	1,905,107
Forward Foreign Currency Exchange Contracts(3)	–	$1,088,444	–
Futures Contracts(8)	2,523	–	–

	Short Duration Core Bond Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$(72,911)
Forward Foreign Currency Exchange Contracts(1)	–	$(6,542)	–
Futures Contracts(5)	$76,789	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$113,685
Forward Foreign Currency Exchange Contracts(2)	–	$2,634	–
Futures Contracts(7)	$4,028	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(8)	–	–	775,571
Forward Foreign Currency Exchange Contracts(3)	–	$165,290	–
Futures Contracts(8)	102	–	–

Notes to Financial Statements (unaudited)(continued)

	Short Duration Income Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$23,424,598
Forward Foreign Currency Exchange Contracts(1)	–	$5,273,103	–
Futures Contracts(5)	$56,123,872	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$(12,620,402)
Forward Foreign Currency Exchange Contracts(2)	–	$6,774,412	–
Futures Contracts(7)	$1,029,867	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(8)	–	–	461,962,744
Forward Foreign Currency Exchange Contracts(3)	–	$338,606,847	–
Futures Contracts(8)	137,891	–	–

		Total Return Bond Fund

	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$(934,029)
Forward Foreign Currency Exchange Contracts(1)	–	$(331,171)	–
Futures Contracts(5)	$(32,163,886)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$(426,169)
Forward Foreign Currency Exchange Contracts(2)	–	$16,298	–
Futures Contracts(7)	$(2,539,392)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(8)	–	–	213,858,000
Forward Foreign Currency Exchange Contracts(3)	–	$54,764,576	–
Futures Contract(8)	11,285	–	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended May 31, 2020.

(1)	Statements of Operations location: Net realized gain(loss) on forward foreign currency exchange contracts.

(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.

(3)	Amount represents notional amounts in U.S. dollars.

(4)	Statements of Operations location: Net realized gain (loss) on swap contracts.

(5)	Statements of Operations location: Net realized gain(loss) on futures contracts.

(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.

(7)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.

(8)	Amount represents number of contracts.

8.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash

Notes to Financial Statements (unaudited)(continued)

collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

	Convertible Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$48,577,282	$–	$48,577,282
Total	$48,577,282	$–	$48,577,282

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$48,577,282	$–	$–	$(48,577,282)	$–
Total	$48,577,282	$–	$–	$(48,577,282)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,852,532	$–	$1,852,532
Total	$1,852,532	$–	$1,852,532

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$ 671,194	$–	$(660,000)	$–	$11,194
State Street Bank and Trust	1,181,338	–	(1,010,000)	–	171,338
Total	$1,852,532	$–	$(1,670,000)	$–	$182,532

	Core Fixed Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$81,738,577	$–	$81,738,577
Total	$81,738,577	$–	$81,738,577

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$81,738,577	$–	$–	$(81,738,577)	$–
Total	$81,738,577	$–	$–	$(81,738,577)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$1,388,406	$–	$1,388,406
Total	$1,388,406	$–	$1,388,406

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Citibank	$ 252,998	$–	$–	$–	$252,998
Goldman Sachs	632,496	–	(560,000)	–	72,496
Merrill Lynch	123,414	–	–	–	123,414
Morgan Stanley	379,498	–	(379,498)	–	–
Total	$1,388,406	$–	$(939,498)	$–	$448,908

	Core Plus Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$4,732	$–	$4,732
Repurchase Agreements	13,061,287	–	13,061,287
Total	$13,066,019	$–	$13,066,019

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$13,061,287	$–	$–	$(13,061,287)	$–
Goldman Sachs	4,732	–	–	–	4,732
Total	$13,066,019	$–	$–	$(13,061,287)	$4,732

Notes to Financial Statements (unaudited)(continued)

	Core Plus Bond Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$28,832	$–	$28,832
Total	$28,832	$–	$28,832

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$1,365	$–	$–	$–	$1,365
State Street Bank and Trust	23,683	–	–	–	23,683
Toronto Dominion Bank	3,784	–	–	–	3,784
Total	$28,832	$–	$–	$–	$28,832

	Floating Rate Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$55,793	$–	$55,793
Repurchase Agreements	532,859,842	–	532,859,842
Total Return Swap Contracts	2,097,197	–	2,097,197
Total	$535,012,832	$–	$535,012,832

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Barclays Bank plc	$1,790,443	$–	$(1,631,000)	$–	$160,443
Fixed Income Clearing Corp.	532,859,842	–	–	(532,859,842)	–
Morgan Stanley	306,754	(101,291)	(205,463)	–	–
Standard Chartered Bank	43,899	–	–	–	43,899
State Street Bank and Trust	11,894	(11,894)	–	–	–
Total	$535,012,832	$(113,185)	$(1,836,463)	$(532,859,842)	$204,342

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,402,541	$–	$1,402,541
Total	$1,402,541	$–	$1,402,541

Notes to Financial Statements (unaudited)(continued)

				Floating Rate Fund

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$702,282	$–	$(650,000)	$–	$52,282
Morgan Stanley	101,291	(101,291)	–	–	–
State Street Bank and Trust	575,237	(11,894)	(400,000)	–	163,343
Toronto Dominion Bank	23,731	–	–	–	23,731
Total	$1,402,541	$(113,185)	$(1,050,000)	$–	$239,356

			High Yield Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,015,425	$–	$1,015,425
Repurchase Agreements	63,903,692	–	63,903,692
Total	$64,919,117	$–	$64,919,117

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$2,084	$(2,084)	$–	$–	$–
Fixed Income Clearing Corp.	63,903,692	–	–	(63,903,692)	–
Goldman Sachs	135,771	(135,771)	–	–	–
J.P. Morgan Chase	47,636	(47,636)	–	–	–
Morgan Stanley	418,493	(418,493)	–	–	–
State Street Bank and Trust	411,441	(411,441)	–	–	–
Total	$64,919,117	$(1,015,425)	$–	$(63,903,692)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$18,155,684	$–	$18,155,684
Forward Foreign Currency Exchange Contracts	6,218,763	–	6,218,763
Total	$24,374,447	$–	$24,374,447

Notes to Financial Statements (unaudited)(continued)

				High Yield Fund

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$2,820,930	$(2,084)	$(2,239,856)	$–	$578,990
Citibank	2,210,411	–	(2,210,411)	–	–
Goldman Sachs	2,376,697	(135,771)	(2,204,926)	–	36,000
J.P. Morgan Chase	1,481,839	(47,636)	(1,434,203)	–	–
Merrill Lynch	1,130,144	–	(1,130,144)	–	–
Morgan Stanley	12,114,564	(418,493)	(11,696,071)	–	–
State Street Bank and Trust	2,233,116	(411,441)	(1,810,000)	–	11,675
Toronto Dominion Bank	6,746	–	–	–	6,746
Total	$24,374,447	$(1,015,425)	$(22,725,611)	$–	$633,411

			Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,825	$–	$1,825
Repurchase Agreements	18,378,791	–	18,378,791
Total	$18,380,616	$–	$18,380,616

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$1,825	$(1,825)	$–	$–	$–
Fixed Income Clearing Corp.	18,378,791	–	–	(18,378,791)	–
Total	$18,380,616	$(1,825)	$–	$(18,378,791)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$2,005,475	$–	$2,005,475
Forward Foreign Currency Exchange Contracts	552,833	–	552,833
Total	$2,558,308	$–	$2,558,308

Notes to Financial Statements (unaudited)(continued)

				Income Fund

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$315,326	$(1,825)	$(290,000)	$–	$23,501
Citibank	182,036	–	–	–	182,036
Goldman Sachs	364,070	–	(364,070)	–	–
Morgan Stanley	1,459,369	–	(1,459,369)	–	–
State Street Bank and Trust	237,507	–	–	–	237,507
Total	$2,558,308	$(1,825)	$(2,113,439)	$–	$443,044

		Inflation Focused Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$14,245,754	$–	$14,245,754
Forward Foreign Currency Exchange Contracts	29,416	–	29,416
Repurchase Agreements	36,474,822	–	36,474,822
Total	$50,749,992	$–	$50,749,992

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$5,717,613	$(5,717,613)	$–	$–	$–
Barclays Bank plc	4,235,423	(4,235,423)	–	–	–
Deutsche Bank AG	846,532	(846,532)	–	–	–
Fixed Income Clearing Corp.	36,474,822	–	–	(36,474,822)	–
Goldman Sachs	2,930,083	(2,930,083)	–	–	–
J.P. Morgan Chase	545,519	(545,519)	–	–	–
Total	$50,749,992	$(14,275,170)	$–	$(36,474,822)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$63,921,200	$–	$63,921,200
Forward Foreign Currency
Exchange Contracts	23,520	–	23,520
Total	$63,944,720	$–	$63,944,720

Notes to Financial Statements (unaudited)(continued)

				Inflation Focused Fund

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$12,271,337	$(5,717,613)	$(3,900,000)	$–	$2,653,724
Barclays Bank plc	7,320,926	(4,235,423)	(3,085,503)	–	–
Deutsche Bank AG	23,947,351	(846,532)	(23,100,819)	–	–
Goldman Sachs	9,801,874	(2,930,083)	(6,100,000)	–	771,791
J.P. Morgan Chase	6,658,124	(545,519)	(6,020,000)	–	92,605
Merrill Lynch International Bank Ltd.	713,289	–	–	–	713,289
Toronto Dominion Bank	23,520	–	–	–	23,520
Wells Fargo	3,208,299	–	(3,208,299)	–	–
Total	$63,944,720	$(14,275,170)	$(45,414,621)	$–	$4,254,929

		Short Duration Core Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$3,709	$–	$3,709
Forward Foreign Currency Exchange Contracts	4,971	–	4,971
Repurchase Agreements	6,246,221	–	6,246,221
Total	$6,254,901	$–	$6,254,901

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$6,246,221	$–	$–	$(6,246,221)	$–
Goldman Sachs	4,971	–	–	–	4,971
Morgan Stanley	3,709	–	–	–	3,708
Total	$6,254,901	$–	$–	$(6,246,221)	$8,680

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,975	$–	$3,975
Total	$3,975	$–	$3,975

Notes to Financial Statements (unaudited)(continued)

Short Duration Core Bond Fund

Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Toronto Dominion Bank	$3,975	$–	$–	$–	$3,975
Total	$3,975	$–	$–	$–	$3,975

		Short Duration Income Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$638,470	$–	$638,470
Forward Foreign Currency Exchange Contracts	$7,662,934	$–	$7,662,934
Repurchase Agreements	855,706,006	–	855,706,006
Total	$864,007,410	$–	$864,007,410

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Citibank	$158,284	$(158,284)	$–	$–	$–
Fixed Income Clearing Corp.	855,706,006	–	–	(855,706,006)	–
Goldman Sachs	1,681,893	–	(1,600,000)	–	81,893
Morgan Stanley	480,186	(314,715)	–	–	165,471
State Street Bank and Trust	5,981,041	(763,671)	–	(5,160,982)	–
Total	$864,007,410	$(1,236,670)	$(1,600,000)	$(860,866,988)	$247,294

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$9,954,074	$–	$9,954,074
Forward Foreign Currency Exchange Contracts	2,124,797	–	2,124,797
Total	$12,078,871	$–	$12,078,871

Notes to Financial Statements (unaudited)(continued)

			Short Duration Income Fund

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Citibank	$1,590,616	$(158,284)	$–	$(1,329,000)	$103,332
Deutsche Bank	8,048,707	–	–	(7,940,000)	108,707
Morgan Stanley	314,751	(314,751)	–	–	–
State Street Bank and Trust	763,671	(763,671)	–	–	–
Toronto Dominion Bank	1,361,126	–	–	(1,361,126)	–
Total	$12,078,871	$(1,236,706)	$(7,940,000)	$(2,690,126)	$212,039

		Total Return Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Credit Default Swaps Contracts	$22,612	$–	$22,612
Forward Foreign Currency Exchange Contracts	140,169	–	140,169
Repurchase Agreements	127,834,010	–	127,834,010
Total	$127,996,791	$–	$127,996,791

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Citibank	$22,612	$(22,612)	$–	$–	$–
Fixed Income Clearing Corp.	127,834,010	–	–	(127,834,010)	–
Goldman Sachs	140,169	–	–	–	140,169
Total	$127,996,791	$(22,612)	$–	$(127,834,010)	$140,169

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$1,024,626	$–	$1,024,626
Forward Foreign Currency Exchange Contracts	561,534	–	561,534
Total	$1,586,160	$–	$1,586,160

Notes to Financial Statements (unaudited)(continued)

				Total Return Fund

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$20,806	$–	$–	$–	$20,806
Citibank	493,946	(22,612)	(471,334)	–	–
Morgan Stanley	530,680	–	(480,000)	–	50,680
State Street Bank and Trust	428,653	–	(330,000)	–	98,653
Toronto Dominion Bank	112,075	–	–	–	112,075
Total	$1,586,160	$(22,612)	$(1,281,334)	$–	$282,214

		Ultra Short Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreements	$47,299,545	$–	$47,299,545
Total	$47,299,545	$–	$47,299,545

Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$47,299,545	$–	$–	$(47,299,545)	$–
Total	$47,299,545	$–	$–	$(47,299,545)	$–
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2021.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of May 31, 2021.

9.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

10.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

Notes to Financial Statements (unaudited)(continued)

11.	LINE OF CREDIT

For the period ended May 31, 2021, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended May 31, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

The High Yield Fund utilized the Facility on multiple dates for the period January 6, 2021 through January 18, 2021 with an average borrowing amount of $24,495,286. The average interest rate during the period was 1.38% and total interest paid amounted to $6,575.

12.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended May 31, 2021, the following Funds participated as lenders in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Fund	Average Loan	Average Interest Rate	Interest Income*
Core Fixed Income Fund	16,851,678	0.54%	247
Short Duration Income Fund	49,600,000	0.55%	745
Total Return Fund	14,069,000	0.55%	212
Ultra Short Bond Fund	13,398,000	0.55%	200

*	Statements of Operations location: Interest earned from Interfund Lending.

During the six months ended May 31, 2021, the following Funds participated as a borrower in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount borrowed, interest rate and interest expense were as follows:

Fund	Average Loan	Average Interest Rate	Interest Expense*
Convertible Fund	$ 31,552,226	0.54%	$ 1,406
High Yield Fund	21,362,000	0.55%	961

*	Statements of Operation location: Interest paid from Interfund Lending.

Notes to Financial Statements (unaudited)(continued)

13.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

14.	SECURITIES LENDING AGREEMENT

The Funds , except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statements of Operations.

The initial collateral received by the funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of May 31, 2021, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
High Yield Fund	$264,500	$300,000

(1)	Statements of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

15.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

Notes to Financial Statements (unaudited)(continued)

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Funds or the LIBOR-based instruments in which the Funds invest cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior and/or subsequent to the end of 2021.

Because the Ultra Short Bond Fund invests a significant portion of its assets in securities issued by companies in the financial services industry, developments affecting this industry may have a disproportionate impact on the Fund. Interest rate risk, credit risk, and the risk of regulatory changes in the financial services industry, among other risks, may have a negative effect on companies in the financial services industry.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies and/or sectors in which the Fund invests.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other in addition to the

Notes to Financial Statements (unaudited)(continued)

risks associated with investing in derivatives discussed above. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

The Funds are subject to the risks of investing in credit default swap contracts. The risks associated with the Funds’ investment in credit default swaps are greater than if the Funds invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels in addition to the risks associated with investing in derivatives discussed above.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

The Funds are subject to the risks of investing in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high- yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

Convertible Fund, Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund are subject to the risks of investing in asset backed securities and mortgage-related securities, including those of such Government sponsored enterprises as Fannie Mae and Freddie Mac. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Notes to Financial Statements (unaudited)(continued)

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors and others, can affect each Fund’s performance.

16.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,643,948	$131,927,724	6,637,363	$109,295,101
Converted from Class C*	73,112	1,441,469	493,755	8,073,778
Reinvestment of distributions	2,149,246	40,997,831	836,900	11,306,788
Shares reacquired	(3,507,802)	(68,470,089)	(3,941,324)	(61,200,100)
Increase	5,358,504	$105,896,935	4,026,694	$67,475,567

Class C Shares
Shares sold	1,197,656	$23,600,298	1,360,311	$22,258,038
Reinvestment of distributions	428,793	8,107,902	185,024	2,454,644
Shares reacquired	(434,802)	(8,381,481)	(815,551)	(12,307,247)
Converted to Class A*	(73,766)	(1,441,469)	(497,349)	(8,073,778)
Increase	1,117,881	$21,885,250	232,435	$4,331,657

Class F Shares
Shares sold	25,043,091	$495,881,453	27,490,097	$440,997,259
Reinvestment of distributions	4,178,879	79,751,677	935,772	12,768,009
Shares reacquired	(14,489,104)	(279,401,594)	(10,220,319)	(162,869,227)
Increase	14,732,866	$296,231,536	18,205,550	$290,896,041

Notes to Financial Statements (unaudited)(continued)

Convertible Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,117,242	$22,447,082	701,872	$12,008,995
Reinvestment of distributions	189,269	3,644,083	51,388	703,791
Shares reacquired	(336,924)	(6,663,185)	(184,551)	(2,873,723)
Increase	969,587	$19,427,980	568,709	$9,839,063

Class I Shares
Shares sold	7,320,497	$146,856,509	9,787,817	$152,687,276
Reinvestment of distributions	2,262,567	43,496,206	1,737,942	23,626,798
Shares reacquired	(13,049,794)	(261,145,228)	(16,648,304)	(267,498,985)
Decrease	(3,466,730)	$(70,792,513)	(5,122,545)	$(91,184,911)

Class P Shares
Shares sold	110	$2,219	1,842	$25,888
Reinvestment of distributions	546	10,633	409	5,568
Shares reacquired	(332)	(6,513)	(3,611)	(52,312)
Increase (decrease)	324	$6,339	(1,360)	$(20,856)

Class R2 Shares
Shares sold	5,010	$103,772	93	$1,345
Reinvestment of distributions	340	6,612	282	3,834
Shares reacquired	(3,686)	(73,713)	(2,048)	(29,527)
Increase (decrease)	1,664	$36,671	(1,673)	$(24,348)

Class R3 Shares
Shares sold	556,574	$10,930,245	618,720	$9,860,017
Reinvestment of distributions	196,967	3,733,931	63,228	848,066
Shares reacquired	(146,545)	(2,840,409)	(181,841)	(2,822,070)
Increase	606,996	$11,823,767	500,107	$7,886,013

Class R4 Shares
Shares sold	6,556	$127,270	16,981	$324,428
Reinvestment of distributions	3,193	60,899	504	6,761
Shares reacquired	(2,115)	(41,020)	(3,312)	(42,900)
Increase	7,634	$147,149	14,173	$288,289

Class R5 Shares
Shares sold	34,410	$708,575	25,239	$421,598
Reinvestment of distributions	10,487	201,496	5,305	72,154
Shares reacquired	(17,242)	(344,237)	(26,181)	(428,250)
Increase	27,655	$565,834	4,363	$65,502

Class R6 Shares
Shares sold	867,568	$16,852,304	371,377	$5,591,255
Reinvestment of distributions	22,960	442,306	8,928	122,133
Shares reacquired	(52,209)	(1,025,833)	(471,318)	(6,504,882)
Increase (decrease)	838,319	$16,268,777	(91,013)	$(791,494)

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,507,086	$72,987,516	20,546,341	$234,629,013
Converted from Class C*	203,357	2,261,495	1,354,236	15,754,138
Reinvestment of distributions	2,247,179	25,361,758	969,122	11,099,192
Shares reacquired	(7,585,200)	(84,801,633)	(9,291,661)	(105,669,767)
Increase	1,372,422	$15,809,136	13,578,038	$155,812,576

Class C Shares
Shares sold	205,453	$2,306,752	2,901,692	$32,881,776
Reinvestment of distributions	149,319	1,679,763	55,779	635,233
Shares reacquired	(1,076,890)	(11,987,507)	(1,139,736)	(12,948,016)
Converted to Class A*	(204,275)	(2,261,495)	(1,360,147)	(15,754,138)
Increase (decrease)	(926,393)	$(10,262,487)	457,588	$4,814,855

Class F Shares
Shares sold	8,724,369	$97,682,264	29,817,069	$339,579,009
Reinvestment of distributions	1,240,302	13,995,172	538,321	6,172,565
Shares reacquired	(10,352,994)	(115,853,568)	(17,890,591)	(204,020,556)
Increase (decrease)	(388,323)	$(4,176,132)	12,464,799	$141,731,018

Class F3 Shares
Shares sold	6,697,960	$75,058,602	12,684,590	$145,067,068
Reinvestment of distributions	1,411,430	15,921,059	669,309	7,663,163
Shares reacquired	(4,277,788)	(47,795,211)	(6,878,681)	(77,902,398)
Increase	3,831,602	$43,184,450	6,475,218	$74,827,833

Class I Shares
Shares sold	6,013,065	$67,387,472	36,180,845	$409,655,279
Reinvestment of distributions	1,702,582	19,191,721	918,152	10,506,684
Shares reacquired	(5,999,139)	(67,343,539)	(27,738,028)	(315,696,001)
Increase	1,716,508	$19,235,654	9,360,969	$104,465,962

Class P Shares
Shares sold	–	$–	0.10	$1
Reinvestment of distributions	–	–	0.23	3
Shares reacquired	–	–	(9.99)	(118)
Decrease	–	$–	(9.66)	$(114)

Class R2 Shares
Shares sold	44,787	$495,636	31,496	$351,390
Reinvestment of distributions	1,345	15,173	753	8,596
Shares reacquired	(7,259)	(82,547)	(42,056)	(483,493)
Increase (decrease)	38,873	$428,262	(9,807)	$(123,507)

Class R3 Shares
Shares sold	85,231	$955,724	327,342	$3,739,594
Reinvestment of distributions	36,516	412,327	16,320	186,587
Shares reacquired	(115,302)	(1,301,780)	(419,251)	(4,750,686)
Increase (decrease)	6,445	$66,271	(75,589)	$(824,505)

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	135,589	$1,520,548	412,019	$4,682,583
Reinvestment of distributions	29,930	337,758	13,390	153,374
Shares reacquired	(113,805)	(1,282,859)	(185,977)	(2,125,935)
Increase	51,714	$575,447	239,432	$2,710,022

Class R5 Shares
Shares sold	22,318	$250,336	43,020	$491,104
Reinvestment of distributions	3,527	39,787	2,267	25,915
Shares reacquired	(12,463)	(138,281)	(78,588)	(900,555)
Increase (decrease)	13,382	$151,842	(33,301)	$(383,536)

Class R6 Shares
Shares sold	247,509	$2,808,406	355,149	$4,042,233
Reinvestment of distributions	115,125	1,297,735	71,883	820,056
Shares reacquired	(196,949)	(2,206,770)	(1,437,189)	(16,312,272)
Increase (decrease)	165,685	$1,899,371	(1,010,157)	$(11,449,983)

Core Plus Bond Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,310,017	$20,321,592	2,829,761	$43,514,916
Converted from Class C*	4,409	68,456	16,476	257,643
Reinvestment of distributions	101,798	1,581,106	100,794	1,550,976
Shares reacquired	(696,921)	(10,770,053)	(868,204)	(13,153,532)
Increase	719,303	$11,201,101	2,078,827	$32,170,003

Class C Shares
Shares sold	51,378	$800,182	219,608	$3,366,582
Reinvestment of distributions	8,467	131,692	10,110	155,302
Shares reacquired	(61,080)	(944,333)	(102,037)	(1,540,326)
Converted to Class A*	(4,408)	(68,456)	(16,473)	(257,643)
Increase (decrease)	(5,643)	$(80,915)	111,208	$1,723,915

Class F Shares
Shares sold	4,036,042	$62,382,667	9,431,125	$145,005,768
Reinvestment of distributions	292,238	4,537,972	454,786	6,978,005
Shares reacquired	(5,009,030)	(77,335,827)	(8,641,173)	(130,297,839)
Increase (decrease)	(680,750)	$(10,415,188)	1,244,738	$21,685,934

Class F3 Shares
Shares sold	741,466	$11,475,646	667,865	$10,303,076
Reinvestment of distributions	19,357	300,283	13,260	204,026
Shares reacquired	(148,510)	(2,298,285)	(139,331)	(2,107,549)
Increase	612,313	$9,477,644	541,794	$8,399,553

Notes to Financial Statements (unaudited)(continued)

Core Plus Bond Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	713,816	$11,121,610	1,661,328	$25,140,249
Reinvestment of distributions	58,054	902,188	64,625	994,635
Shares reacquired	(1,992,121)	(30,512,341)	(385,394)	(5,860,091)
Increase (decrease)	(1,220,251)	$(18,488,543)	1,340,559	$20,274,793

Class R2 Shares
Reinvestment of distributions	–	$–	35	$528
Shares reacquired	–	–	(1,934)	(29,414)
Decrease	–	$–	(1,899)	$(28,886)

Class R3 Shares
Shares sold	1,516	$23,717	1,199	$18,396
Reinvestment of distributions	211	3,270	397	6,082
Shares reacquired	(17)	(267)	(5,945)	(92,189)
Increase (decrease)	1,710	$26,720	(4,349)	$(67,711)

Class R4 Shares
Shares sold	1,487	$23,153	19,734	$305,222
Reinvestment of distributions	450	6,994	291	4,482
Shares reacquired	(81)	(1,235)	(5,080)	(77,126)
Increase	1,856	$28,912	14,945	$232,578

Class R5 Shares
Shares sold	0.03	$–	35.62	$547
Reinvestment of distributions	–	–	41.28	627
Shares reacquired	–	–	(1,296.52)	(19,738)
Increase (decrease)	0.03	$–	(1,219.62)	$(18,564)

Class R6 Shares
Shares sold	9,329	$144,768	75,761	$1,165,410
Reinvestment of distributions	1,662	25,808	1,778	27,348
Shares reacquired	(1,654)	(25,577)	(21,304)	(328,751)
Increase	9,337	$144,999	56,235	$864,007

Corporate Bond Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	166,715	$1,749,715	277,124	$2,887,701
Converted from Class C*	2,031	20,640	–	–
Reinvestment of distributions	7,413	77,617	3,767	39,161
Shares reacquired	(111,264)	(1,140,244)	(155,801)	(1,586,634)
Increase	64,895	$707,728	125,090	$1,340,228

Notes to Financial Statements (unaudited)(continued)

Corporate Bond Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	13,363	$141,228	38,465	$406,664
Reinvestment of distributions	2,237	23,482	1,602	16,544
Shares reacquired	(8,528)	(89,362)	(24,973)	(254,382)
Converted to Class A*	(2,031)	(20,640)	–	–
Increase	5,041	$54,708	15,094	$168,826

Class F Shares
Shares sold	51,012	$529,505	392,172	$4,081,283
Reinvestment of distributions	7,601	79,814	10,735	111,561
Shares reacquired	(26,580)	(278,500)	(302,788)	(3,196,227)
Increase	32,033	$330,819	100,119	$996,617

Class F3 Shares
Reinvestment of distributions	–	–	2,633	26,701
Increase	–	$–	2,633	$26,701

Class I Shares
Shares sold	1,403	$14,840	1,256	$13,119
Reinvestment of distributions	428	4,486	519	5,351
Shares reacquired	(333)	(3,493)	(6,025)	(61,392)
Increase (decrease)	1,498	$15,833	(4,250)	$(42,922)

Class R2 Shares
Shares sold	2	$26	–	$–
Reinvestment of distributions	–	–	36	361
Increase	2	$26	36	$361

Class R3 Shares
Shares sold	111	$1,160	164	$1,693
Reinvestment of distributions	83	868	116	1,197
Shares reacquired	(3)	(32)	(143)	(1,475)
Increase	191	$1,996	137	$1,415

Class R4 Shares
Reinvestment of distributions	–	–	39	406
Increase	–	$–	39	$406

Class R5 Shares
Reinvestment of distributions	–	–	44	438
Increase	–	$–	44	$438

Class R6 Shares
Shares sold	368	$3,804	2,434	$25,457
Reinvestment of distributions	86	896	2,700	27,389
Shares reacquired	(7)	(74)	(8)	(84)
Increase	447	$4,626	5,126	$52,762

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	36,408,360	$304,808,660	53,831,205	$452,762,182
Converted from Class C*	4,394,176	36,781,434	22,537,440	179,070,970
Reinvestment of distributions	3,553,208	29,734,654	9,901,261	80,121,236
Shares reacquired	(39,485,635)	(329,232,530)	(149,805,123)	(1,214,623,631)
Increase (decrease)	4,870,109	$42,092,218	(63,535,217)	$(502,669,243)

Class C Shares
Shares sold	5,143,623	$43,080,645	8,867,958	$75,105,350
Reinvestment of distributions	1,018,819	8,527,594	3,650,995	29,534,503
Shares reacquired	(11,315,679)	(94,529,178)	(45,374,513)	(365,881,174)
Converted to Class A*	(4,390,016)	(36,781,434)	(22,511,427)	(179,070,970)
Decrease	(9,543,253)	$(79,702,373)	(55,366,987)	$(440,312,291)

Class F Shares
Shares sold	110,893,736	$927,163,406	166,926,226	$1,396,671,053
Reinvestment of distributions	4,222,020	35,301,168	12,916,068	104,660,547
Shares reacquired	(79,809,442)	(665,655,801)	(366,557,368)	(2,953,733,180)
Increase (decrease)	35,306,314	$296,808,773	(186,715,074)	$(1,452,401,580)

Class F3 Shares
Shares sold	4,049,477	$33,956,814	6,871,886	$56,249,498
Reinvestment of distributions	241,857	2,027,162	690,599	5,601,185
Shares reacquired	(1,827,039)	(15,267,636)	(13,297,322)	(108,344,898)
Increase (decrease)	2,464,295	$20,716,340	(5,734,837)	$(46,494,215)

Class I Shares
Shares sold	36,114,784	$302,615,304	85,714,702	$723,541,451
Reinvestment of distributions	2,044,165	17,113,001	6,039,384	49,012,324
Shares reacquired	(21,638,157)	(180,472,872)	(156,323,718)	(1,234,486,155)
Increase (decrease)	16,520,792	$139,255,433	(64,569,632)	$(461,932,380)

Class R2 Shares
Shares sold	33,051	$277,007	31,492	$264,429
Reinvestment of distributions	1,993	16,686	6,591	53,288
Shares reacquired	(48,401)	(405,844)	(81,318)	(667,277)
Decrease	(13,357)	$(112,151)	(43,235)	$(349,560)

Class R3 Shares
Shares sold	763,992	$6,397,562	925,706	$7,569,960
Reinvestment of distributions	94,978	795,004	248,085	2,003,318
Shares reacquired	(621,787)	(5,199,146)	(1,934,924)	(15,597,118)
Increase (decrease)	237,183	$1,993,420	(761,133)	$(6,023,840)

Class R4 Shares
Shares sold	25,980	$217,125	151,743	$1,270,633
Reinvestment of distributions	4,717	39,465	16,796	136,247
Shares reacquired	(69,739)	(583,720)	(408,195)	(3,264,735)
Decrease	(39,042)	$(327,130)	(239,656)	$(1,857,855)

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	250,969	$2,107,430	762,766	$6,459,182
Reinvestment of distributions	9,217	77,192	42,919	343,260
Shares reacquired	(457,606)	(3,837,840)	(955,644)	(7,477,955)
Decrease	(197,420)	$(1,653,218)	(149,959)	$(675,513)

Class R6 Shares
Shares sold	1,446,548	$12,107,725	5,938,862	$49,656,121
Reinvestment of distributions	277,333	2,323,018	711,490	5,731,955
Shares reacquired	(3,700,910)	(30,958,676)	(4,066,341)	(32,569,798)
Increase (decrease)	(1,977,029)	$(16,527,933)	2,584,011	$22,818,278

High Yield Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	21,463,880	$160,341,130	62,049,030	$429,250,059
Converted from Class C*	1,164,808	8,704,044	6,470,599	45,018,334
Reinvestment of distributions	3,361,705	25,135,197	7,733,237	53,823,441
Shares reacquired	(24,159,016)	(180,417,572)	(86,298,639)	(594,557,897)
Increase (decrease)	1,831,377	$13,762,799	(10,045,773)	$(66,466,063)

Class C Shares
Shares sold	2,230,186	$16,578,845	6,947,239	$47,589,029
Reinvestment of distributions	735,245	5,467,531	2,101,155	14,501,832
Shares reacquired	(4,688,225)	(34,831,187)	(14,394,667)	(98,474,437)
Converted to Class A*	(1,171,077)	(8,704,044)	(6,500,390)	(45,018,334)
Decrease	(2,893,871)	$(21,488,855)	(11,846,663)	$(81,401,910)

Class F Shares
Shares sold	60,153,868	$448,924,418	174,926,941	$1,178,345,632
Reinvestment of distributions	6,524,330	48,718,522	15,302,700	106,192,473
Shares reacquired	(60,237,070)	(449,764,150)	(194,022,847)	(1,334,548,452)
Increase (decrease)	6,441,128	$47,878,790	(3,793,206)	$(50,010,347)

Class F3 Shares
Shares sold	22,873,362	$171,882,627	220,124,645	$1,438,379,222
Reinvestment of distributions	6,420,532	48,213,083	10,245,541	71,758,712
Shares reacquired	(195,382,749)	(1,471,563,381)	(34,989,634)	(243,036,010)
Increase (decrease)	(166,088,855)	$(1,251,467,671)	195,380,552	$1,267,101,924

Class I Shares
Shares sold	50,285,904	$377,296,387	157,436,477	$1,084,994,455
Reinvestment of distributions	5,251,592	39,430,528	10,770,107	75,364,640
Shares reacquired	(30,528,143)	(228,750,947)	(158,897,614)	(1,108,508,456)
Increase	25,009,353	$187,975,968	9,308,970	$51,850,639

Notes to Financial Statements (unaudited)(continued)

High Yield Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	215	$1,639	2,285	$17,112
Reinvestment of distributions	149	1,127	411	2,878
Shares reacquired	(2,034)	(15,315)	(2,192)	(15,016)
Increase (decrease)	(1,670)	$(12,549)	504	$4,974

Class R2 Shares
Shares sold	214,528	$1,612,707	358,789	$2,534,757
Reinvestment of distributions	16,432	123,555	55,034	383,282
Shares reacquired	(344,457)	(2,586,452)	(1,028,810)	(7,203,411)
Decrease	(113,497)	$(850,190)	(614,987)	$(4,285,372)

Class R3 Shares
Shares sold	1,502,198	$11,285,587	4,311,006	$30,022,516
Reinvestment of distributions	334,243	2,512,225	829,252	5,789,251
Shares reacquired	(2,640,176)	(19,822,112)	(5,372,182)	(37,154,910)
Decrease	(803,735)	$(6,024,300)	(231,924)	$(1,343,143)

Class R4 Shares
Shares sold	2,739,827	$20,471,153	8,174,919	$56,282,195
Reinvestment of distributions	267,537	2,000,043	684,442	4,748,489
Shares reacquired	(4,381,950)	(32,733,422)	(8,217,195)	(57,188,882)
Increase (decrease)	(1,374,586)	$(10,262,226)	642,166	$3,841,802

Class R5 Shares
Shares sold	3,388,608	$25,474,068	6,928,944	$46,782,369
Reinvestment of distributions	789,523	5,926,647	2,078,497	14,509,468
Shares reacquired	(5,338,734)	(39,849,349)	(13,208,442)	(92,713,565)
Decrease	(1,160,603)	$(8,448,634)	(4,201,001)	$(31,421,728)

Class R6 Shares
Shares sold	13,834,663	$103,815,713	35,139,885	$243,503,854
Reinvestment of distributions	2,041,342	15,337,552	4,531,498	31,621,748
Shares reacquired	(15,556,033)	(116,811,951)	(35,825,195)	(253,644,167)
Increase	319,972	$2,341,314	3,846,188	$21,481,435

Income Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	41,881,161	$125,129,459	94,665,949	$274,630,661
Converted from Class C*	3,284,359	9,812,296	17,404,978	51,097,060
Reinvestment of distributions	5,973,713	17,810,647	12,784,373	36,873,308
Shares reacquired	(39,774,176)	(118,490,703)	(79,232,188)	(225,683,327)
Increase	11,365,057	$34,261,699	45,623,112	$136,917,702

Notes to Financial Statements (unaudited)(continued)

Income Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	2,055,998	$6,180,901	9,692,001	$28,135,423
Reinvestment of distributions	396,241	1,186,640	1,377,497	3,978,104
Shares reacquired	(4,635,772)	(13,881,779)	(13,569,091)	(38,740,295)
Converted to Class A*	(3,273,401)	(9,812,296)	(17,298,443)	(51,097,060)
Decrease	(5,456,934)	$(16,326,534)	(19,798,036)	$(57,723,828)

Class F Shares
Shares sold	30,350,369	$90,667,731	104,873,324	$300,332,169
Reinvestment of distributions	2,577,596	7,685,548	6,239,824	17,981,009
Shares reacquired	(39,454,565)	(117,615,028)	(125,024,088)	(357,555,687)
Decrease	(6,526,600)	$(19,261,749)	(13,910,940)	$(39,242,509)

Class F3 Shares
Shares sold	54,705,170	$163,197,232	83,849,617	$243,023,663
Reinvestment of distributions	4,345,608	12,952,906	8,698,355	25,086,698
Shares reacquired	(25,223,879)	(75,147,501)	(54,268,142)	(154,189,022)
Increase	33,826,899	$101,002,637	38,279,830	$113,921,339

Class I Shares
Shares sold	8,115,064	$24,250,651	28,201,911	$81,560,116
Reinvestment of distributions	789,836	2,356,110	1,974,151	5,686,608
Shares reacquired	(17,258,599)	(51,080,876)	(41,854,035)	(117,243,499)
Decrease	(8,353,699)	$(24,474,115)	(11,677,973)	$(29,996,775)

Class R2 Shares
Shares sold	94,300	$286,196	515,209	$1,512,832
Reinvestment of distributions	6,602	19,856	16,159	46,734
Shares reacquired	(231,681)	(702,276)	(399,415)	(1,164,039)
Increase (decrease)	(130,779)	$(396,224)	131,953	$395,527

Class R3 Shares
Shares sold	2,322,350	$6,954,960	3,917,042	$11,291,709
Reinvestment of distributions	251,463	752,254	621,746	1,797,240
Shares reacquired	(1,699,805)	(5,098,260)	(5,923,830)	(16,878,142)
Increase (decrease)	874,008	$2,608,954	(1,385,042)	$(3,789,193)

Class R4 Shares
Shares sold	359,411	$1,074,294	1,378,203	$3,996,869
Reinvestment of distributions	12,831	38,362	42,255	121,694
Shares reacquired	(1,805,454)	(5,368,218)	(1,535,123)	(4,424,900)
Decrease	(1,433,212)	$(4,255,562)	(114,665)	$(306,337)

Class R5 Shares
Shares sold	328,208	$979,626	1,090,790	$3,153,798
Reinvestment of distributions	10,576	31,585	24,336	70,078
Shares reacquired	(463,832)	(1,380,580)	(1,038,776)	(2,920,424)
Increase (decrease)	(125,048)	$(369,369)	76,350	$303,452

Notes to Financial Statements (unaudited)(continued)

Income Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	3,643,155	$10,879,445	9,171,658	$26,565,880
Reinvestment of distributions	162,046	483,063	375,892	1,083,213
Shares reacquired	(2,319,988)	(6,920,313)	(8,886,672)	(25,406,211)
Increase	1,485,213	$4,442,195	660,878	$2,242,882

Inflation Focused Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	17,966,287	$215,924,841	2,228,292	$24,006,488
Converted from Class C*	243,788	2,902,798	491,415	5,326,517
Reinvestment of distributions	186,563	2,236,712	288,878	3,128,420
Shares reacquired	(2,145,178)	(25,540,481)	(4,831,005)	(51,794,060)
Increase (decrease)	16,251,460	$195,523,870	(1,822,420)	$(19,332,635)

Class C Shares
Shares sold	2,147,265	$25,886,089	380,822	$4,120,498
Reinvestment of distributions	20,155	241,456	52,379	566,345
Shares reacquired	(171,792)	(2,037,643)	(929,430)	(9,995,212)
Converted to Class A*	(243,461)	(2,902,798)	(490,888)	(5,326,517)
Increase (decrease)	1,752,167	$21,187,104	(987,117)	$(10,634,886)

Class F Shares
Shares sold	61,820,809	$746,378,459	11,254,145	$123,470,413
Reinvestment of distributions	412,152	4,965,409	497,392	5,395,961
Shares reacquired	(4,128,268)	(49,548,571)	(20,635,565)	(217,457,111)
Increase (decrease)	58,104,693	$701,795,297	(8,884,028)	$(88,590,737)

Class F3 Shares
Shares sold	4,999,344	$60,573,774	224,394	$2,470,489
Reinvestment of distributions	25,879	311,735	31,700	343,124
Shares reacquired	(140,162)	(1,670,427)	(445,942)	(4,760,598)
Increase (decrease)	4,885,061	$59,215,082	(189,848)	$(1,946,985)

Class I Shares
Shares sold	29,137,914	$351,890,575	10,756,754	$118,435,989
Reinvestment of distributions	541,258	6,476,736	1,521,500	16,454,079
Shares reacquired	(2,496,840)	(29,702,559)	(40,212,471)	(434,303,762)
Increase (decrease)	27,182,332	$328,664,752	(27,934,217)	$(299,413,694)

Class R2 Shares
Shares sold	82	$994	17,751	$194,417
Reinvestment of distributions	31	365	77	848
Shares reacquired	(12,391)	(143,269)	(7,702)	(85,672)
Increase (decrease)	(12,278)	$(141,910)	10,126	$109,593

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	3,483	$40,790	12,733	$128,636
Reinvestment of distributions	304	3,624	560	6,078
Shares reacquired	(118)	(1,403)	(2,676)	(29,554)
Increase	3,669	$43,011	10,617	$105,160

Class R4 Shares
Shares sold	37,694	$451,967	67,463	$724,428
Reinvestment of distributions	1,119	13,347	2,688	29,084
Shares reacquired	(22,085)	(265,777)	(202,234)	(2,241,111)
Increase (decrease)	16,728	$199,537	(132,083)	$(1,487,599)

Class R5 Shares
Shares sold	4,711	$56,510	10,530	$112,984
Reinvestment of distributions	126	1,502	518	5,573
Shares reacquired	(2,630)	(31,153)	(25,852)	(272,479)
Increase (decrease)	2,207	$26,859	(14,804)	$(153,922)

Class R6 Shares
Shares sold	242,125	$2,881,981	880,650	$9,423,214
Reinvestment of distributions	15,154	180,761	103,221	1,109,251
Shares reacquired	(289,890)	(3,472,153)	(2,832,353)	(30,979,215)
Decrease	(32,611)	$(409,411)	(1,848,482)	$(20,446,750)

Short Duration Core Bond Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,840,401	$28,106,410	4,278,172	$41,638,608
Converted from Class C*	3,336	33,077	14,889	146,807
Reinvestment of distributions	33,170	328,158	40,453	397,362
Shares reacquired	(1,735,344)	(17,156,855)	(1,908,246)	(18,691,277)
Increase	1,141,563	$11,310,790	2,425,268	$23,491,500

Class C Shares
Shares sold	113,001	$1,117,699	307,268	$3,017,646
Reinvestment of distributions	2,276	22,506	4,731	46,425
Shares reacquired	(81,161)	(802,494)	(85,254)	(832,058)
Converted to Class A*	(3,339)	(33,077)	(14,890)	(146,807)
Increase	30,777	$304,634	211,855	$2,085,206

Class F Shares
Shares sold	6,734,046	$66,619,821	12,153,051	$119,720,849
Reinvestment of distributions	84,460	834,878	118,766	1,166,295
Shares reacquired	(4,992,286)	(49,349,114)	(6,815,936)	(66,583,974)
Increase	1,826,220	$18,105,585	5,455,881	$54,303,170

Notes to Financial Statements (unaudited)(continued)

Short Duration Core Bond Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	50,504	$500,000	–	$–
Reinvestment of distributions	385	3,799	469	4,634
Shares reacquired	–	–	(162,248)	(1,602,664)
Increase (decrease)	50,889	$503,799	(161,779)	$(1,598,030)

Class I Shares
Shares sold	1,741,022	$17,190,453	563,251	$5,526,071
Reinvestment of distributions	7,478	73,893	3,521	34,741
Shares reacquired	(139,627)	(1,379,857)	(305,748)	(2,949,394)
Increase	1,608,873	$15,884,489	261,024	$2,611,418

Class R2 Shares
Reinvestment of distributions	–	$–	28	$272
Shares reacquired	–	–	(2,698)	(26,115)
Decrease	–	$–	(2,670)	$(25,843)

Class R3 Shares
Shares sold	1,027	$10,157	5,997	$58,323
Reinvestment of distributions	34	341	165	1,615
Shares reacquired	(5,681)	(56,176)	(3,891)	(38,421)
Increase (decrease)	(4,620)	$(45,678)	2,271	$21,517

Class R4 Shares
Reinvestment of distributions	–	–	32	314
Shares reacquired	–	–	(1,486)	(14,395)
Decrease	–	$–	(1,454)	$(14,081)

Class R5 Shares
Reinvestment of distributions	–	–	35	343
Shares reacquired	–	–	(1,507)	(14,593)
Decrease	–	$–	(1,472)	$(14,250)

Class R6 Shares
Shares sold	1,649	$16,308	68,192	$668,359
Reinvestment of distributions	892	8,822	1,912	18,766
Shares reacquired	(4,940)	(48,906)	(176,244)	(1,738,928)
Decrease	(2,399)	$(23,776)	(106,140)	$(1,051,803)

Short Duration Income Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	531,357,258	$2,237,624,937	1,158,120,409	$4,821,271,180
Converted from Class C*	42,855,730	180,415,395	253,662,372	1,053,164,491
Reinvestment of distributions	33,177,854	139,623,632	74,377,463	308,555,392
Shares reacquired	(480,540,839)	(2,023,446,605)	(1,230,098,845)	(5,070,939,033)
Increase	126,850,003	$534,217,359	256,061,399	$1,112,052,030

Notes to Financial Statements (unaudited)(continued)

Short Duration Income Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	101,649,967	$430,505,275	278,296,629	$1,167,949,796
Reinvestment of distributions	7,428,466	31,472,064	22,484,326	93,778,077
Shares reacquired	(122,431,138)	(518,528,380)	(282,425,885)	(1,173,740,029)
Converted to Class A*	(42,606,697)	(180,415,395)	(251,881,670)	(1,053,164,491)
Decrease	(55,959,402)	$(236,966,436)	(233,526,600)	$(965,176,647)

Class F Shares
Shares sold	1,528,195,042	$6,430,495,541	3,035,552,766	$12,596,108,550
Reinvestment of distributions	60,812,376	255,918,533	136,436,045	565,509,706
Shares reacquired	(1,193,484,198)	(5,021,878,851)	(3,056,339,418)	(12,567,323,766)
Increase	395,523,220	$1,664,535,223	115,649,393	$594,294,490

Class F3 Shares
Shares sold	294,769,943	$1,242,093,972	518,450,718	$2,153,489,850
Reinvestment of distributions	13,190,814	55,620,689	30,927,038	128,407,325
Shares reacquired	(205,631,208)	(866,311,596)	(466,045,093)	(1,930,278,874)
Increase	102,329,549	$431,403,065	83,332,663	$351,618,301

Class I Shares
Shares sold	735,954,764	$3,095,726,582	1,112,781,041	$4,625,046,258
Reinvestment of distributions	29,988,956	126,203,373	66,276,022	274,745,146
Shares reacquired	(470,907,798)	(1,980,736,895)	(1,295,844,473)	(5,305,745,470)
Increase (decrease)	295,035,922	$1,241,193,060	(116,787,410)	$(405,954,066)

Class R2 Shares
Shares sold	321,104	$1,353,503	1,787,709	$7,404,215
Reinvestment of distributions	23,054	97,137	54,345	225,561
Shares reacquired	(972,598)	(4,096,029)	(2,811,655)	(11,673,275)
Decrease	(628,440)	$(2,645,389)	(969,601)	$(4,043,499)

Class R3 Shares
Shares sold	13,538,548	$57,037,082	25,726,613	$107,096,433
Reinvestment of distributions	1,017,829	4,290,099	2,350,858	9,754,764
Shares reacquired	(10,649,175)	(44,866,572)	(23,657,432)	(97,577,432)
Increase	3,907,202	$16,460,609	4,420,039	$19,273,765

Class R4 Shares
Shares sold	7,829,421	$33,025,508	20,681,949	$85,934,046
Reinvestment of distributions	341,470	1,440,453	820,825	3,409,155
Shares reacquired	(9,813,573)	(41,396,077)	(16,943,506)	(70,145,375)
Increase (decrease)	(1,642,682)	$(6,930,116)	4,559,268	$19,197,826

Class R5 Shares
Shares sold	3,674,189	$15,440,010	12,178,982	$50,679,769
Reinvestment of distributions	195,558	821,981	536,223	2,217,971
Shares reacquired	(4,824,493)	(20,276,017)	(12,757,332)	(52,507,315)
Increase (decrease)	(954,746)	$(4,014,026)	(42,127)	$390,425

Notes to Financial Statements (unaudited)(continued)

Short Duration Income Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	55,919,716	$235,328,450	98,338,489	$408,380,234
Reinvestment of distributions	2,729,413	11,486,178	6,061,400	25,119,018
Shares reacquired	(35,725,009)	(150,331,762)	(94,331,056)	(389,181,294)
Increase	22,924,120	$96,482,866	10,068,833	$44,317,958

Total Return Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,357,741	$110,089,098	28,211,327	$300,688,840
Converted from Class C*	212,943	2,251,520	3,274,694	35,373,753
Reinvestment of distributions	3,688,664	39,313,621	2,819,877	30,060,626
Shares reacquired	(13,411,751)	(142,217,655)	(26,071,310)	(276,263,441)
Increase	847,597	$9,436,584	8,234,588	$89,859,778

Class C Shares
Shares sold	333,104	$3,556,553	2,252,352	$23,850,525
Reinvestment of distributions	194,162	2,071,279	160,883	1,710,386
Shares reacquired	(1,362,751)	(14,436,088)	(2,624,010)	(27,745,914)
Converted to Class A*	(213,145)	(2,251,520)	(3,277,729)	(35,373,753)
Decrease	(1,048,630)	$(11,059,776)	(3,488,504)	$(37,558,756)

Class F Shares
Shares sold	13,764,210	$146,034,405	28,696,766	$305,441,219
Reinvestment of distributions	2,658,865	28,330,877	2,119,074	22,584,710
Shares reacquired	(13,070,045)	(138,633,689)	(29,533,218)	(312,506,883)
Increase	3,353,030	$35,731,593	1,282,622	$15,519,046

Class F3 Shares
Shares sold	12,616,051	$133,851,682	20,120,531	$214,622,773
Reinvestment of distributions	2,379,128	25,362,382	1,849,422	19,725,545
Shares reacquired	(7,540,530)	(79,877,229)	(14,350,744)	(151,748,323)
Increase	7,454,649	$79,336,835	7,619,209	$82,599,995

Class I Shares
Shares sold	6,238,386	$66,433,857	12,298,971	$130,473,419
Reinvestment of distributions	1,153,413	12,313,607	985,523	10,523,779
Shares reacquired	(7,891,464)	(83,684,183)	(13,951,056)	(147,609,560)
Decrease	(499,665)	$(4,936,719)	(666,562)	$(6,612,362)

Class P Shares
Shares sold	2,684	$28,577	20,212	$212,341
Reinvestment of distributions	1,799	19,278	1,258	13,484
Shares reacquired	(4,064)	(43,469)	(11,409)	(122,055)
Increase	419	$4,386	10,061	$103,770

Notes to Financial Statements (unaudited)(continued)

Total Return Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	31,912	$339,194	86,611	$913,334
Reinvestment of distributions	4,593	48,982	3,626	38,620
Shares reacquired	(62,841)	(667,474)	(187,685)	(1,980,901)
Decrease	(26,336)	$(279,298)	(97,448)	$(1,028,947)

Class R3 Shares
Shares sold	795,033	$8,465,965	3,441,825	$36,808,856
Reinvestment of distributions	216,127	2,306,089	184,847	1,968,436
Shares reacquired	(3,346,183)	(35,675,290)	(4,728,184)	(50,222,928)
Decrease	(2,335,023)	$(24,903,236)	(1,101,512)	$(11,445,636)

Class R4 Shares
Shares sold	1,218,443	$12,958,606	3,415,933	$36,251,462
Reinvestment of distributions	82,867	883,397	68,472	729,102
Shares reacquired	(2,046,148)	(21,576,640)	(4,466,657)	(47,272,837)
Decrease	(744,838)	$(7,734,637)	(982,252)	$(10,292,273)

Class R5 Shares
Shares sold	991,367	$10,564,904	2,854,410	$30,264,005
Reinvestment of distributions	284,609	3,036,880	272,420	2,902,389
Shares reacquired	(3,067,817)	(32,692,605)	(5,225,045)	(55,213,141)
Decrease	(1,791,841)	$(19,090,821)	(2,098,215)	$(22,046,747)

Class R6 Shares
Shares sold	4,033,538	$42,933,271	14,406,152	$152,255,046
Reinvestment of distributions	815,490	8,696,361	859,492	9,159,777
Shares reacquired	(6,272,402)	(66,606,141)	(22,972,530)	(243,653,902)
Decrease	(1,423,374)	$(14,976,509)	(7,706,886)	$(82,239,079)

Ultra Short Bond Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	341,760,958	$3,430,026,410	1,170,775,799	$11,728,084,997
Reinvestment of distributions	1,939,849	19,466,004	13,857,706	138,526,354
Shares reacquired	(482,587,821)	(4,842,942,257)	(1,149,768,490)	(11,471,918,155)
Increase (decrease)	(138,887,014)	$(1,393,449,843)	34,865,015	$394,693,196

Class A1 Shares
Shares sold	191,074	$1,918,011	2,357,324	$23,644,104
Reinvestment of distributions	2,090	20,981	8,115	81,206
Shares reacquired	(601,392)	(6,035,255)	(718,248)	(7,195,066)
Increase (decrease)	(408,228)	$(4,096,263)	1,647,191	$16,530,244

Notes to Financial Statements (unaudited)(concluded)

Ultra Short Bond Fund		Six Months Ended May 31, 2021 (unaudited )		Year Ended November 30, 2020
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	218,352,049	$2,191,502,163	803,904,504	$8,044,780,233
Reinvestment of distributions	1,128,351	11,324,816	7,059,688	70,584,503
Shares reacquired	(346,849,048)	(3,480,970,035)	(754,923,557)	(7,541,778,990)
Increase (decrease)	(127,368,648)	$(1,278,143,056)	56,040,635	$573,585,746

Class F3 Shares
Shares sold	34,272,418	$343,957,143	83,992,528	$841,881,724
Reinvestment of distributions	98,808	991,628	319,051	3,190,700
Shares reacquired	(55,103,666)	(553,050,198)	(32,349,945)	(323,530,736)
Increase (decrease)	(20,732,440)	$(208,101,427)	51,961,634	$521,541,688

Class I Shares
Shares sold	53,164,390	$533,474,666	114,257,562	$1,142,913,440
Reinvestment of distributions	269,770	2,707,087	1,506,844	15,067,553
Shares reacquired	(55,348,755)	(555,428,448)	(170,310,302)	(1,699,293,306)
Decrease	(1,914,595)	$(19,246,695)	(54,545,896)	$(541,312,313)

Class R5 Shares
Shares sold	553	$5,550	644,235	$6,410,557
Reinvestment of distributions	181	1,820	2,412	24,133
Shares reacquired	(6,188)	(62,111)	(705,042)	(7,065,566)
Decrease	(5,454)	$(54,741)	(58,395)	$(630,876)

Class R6 Shares
Shares sold	3,502,793	$35,140,596	8,420,502	$84,461,803
Reinvestment of distributions	17,643	177,075	57,022	570,092
Shares reacquired	(1,401,955)	(14,072,447)	(3,157,554)	(31,624,229)
Increase	2,118,481	$21,245,224	5,319,970	$53,407,666

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Prior to June 30, 2020, conversion occurred following the tenth anniversary of the day on which the purchase was accepted.

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund, information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (for each Fund other than Corporate Bond Fund, Income Fund, and Inflation Focused Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2020. As to Convertible Fund, the Board observed that the Fund’s

Approval of Advisory Contract (continued)

investment performance was above the median of the performance peer group for the one-, three-five-, and ten-year periods. As to Core Fixed Income Fund, Floating Rate Fund, Income Fund, and Total Return Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board also observed that Core Fixed Income Fund outperformed its benchmark for the five- and ten-year periods. As to Core Plus Bond Fund, Corporate Bond Fund, and Short Duration Core Bond Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one- and three-year periods. As to Ultra Short Bond Fund, the Board observed that the Fund’s investment performance was above the median of the performance group for the one-year period and equal to the median for the three-year period. As to High Yield Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, and five-year periods, but above the median of the performance peer group for the ten-year period. As to Short Duration Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-, five-, and ten-year periods, but below the median of the performance peer group for the one-year period. As to Inflation Focused Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, and five-year periods. The Board also observed that the Fund outperformed its benchmarks for the ten-year period. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Convertible Fund, the Board observed that although the net total expense ratio of the Fund was above the median of the expense peer group, the Fund’s next expense ratio was within two basis points of the median. As to each other Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Approval of Advisory Contract (continued)

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. With respect to each of Convertible Fund, Corporate Bond Fund, Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund, and Total Return Fund, the Board concluded that the contractual breakpoint(s) in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to Ultra Short Bond Fund, the Board concluded that the existing management fee schedule, which had been reduced effective April 1, 2020, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the

Approval of Advisory Contract (concluded)

Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund

Lord Abbett Corporate Bond Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Ultra Short Bond Fund

LAIT-3 (07/21)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

For the six-month period ended May 31, 2021

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation

Schedules of Investments:

7	Multi-Asset Balanced Opportunity Fund

11	Multi-Asset Income Fund

16	Statements of Assets and Liabilities

18	Statements of Operations

19	Statements of Changes in Net Assets

22	Financial Highlights

30	Notes to Financial Statements

51	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund
Semiannual Report

For the six-month period ended May 31, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2021. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 through May 31, 2021).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 12/1/20 – 5/31/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Multi-Asset Balanced Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#

	12/1/20	5/31/21	12/1/20 - 5/31/21
Class A
Actual	$1,000.00	$1,129.20	$2.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.49	$2.47
Class C
Actual	$1,000.00	$1,125.40	$6.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.24
Class F
Actual	$1,000.00	$1,130.00	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$1.72
Class F3
Actual	$1,000.00	$1,131.20	$0.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.08	$0.86
Class I
Actual	$1,000.00	$1,131.50	$1.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.73	$1.21
Class P
Actual	$1,000.00	$1,128.70	$3.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class R2
Actual	$1,000.00	$1,127.90	$4.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.23
Class R3
Actual	$1,000.00	$1,128.00	$3.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.73
Class R4
Actual	$1,000.00	$1,129.20	$2.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.49	$2.47
Class R5
Actual	$1,000.00	$1,131.20	$1.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.73	$1.21
Class R6
Actual	$1,000.00	$1,131.30	$0.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.08	$0.86

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.49% for Class A, 1.24% for Class C, 0.34% for Class F, 0.17% for Class F3, 0.24% for Class I, 0.69% for Class P, 0.84% for Class R2, 0.74% for Class R3, 0.49% for Class R4, 0.24% for Class R5 and 0.17% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Balanced Opportunity Fund invests.

3

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2021

Underlying Fund Name	%*
Lord Abbett Investment Trust-Convertible Fund-Class I	1.53%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1.95%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	4.00%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	4.69%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	2.11%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	23.85%
Lord Abbett Securities Trust-Focused Small Cap Value Fund-Class I	2.17%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	4.87%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	11.51%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	4.46%
Lord Abbett Investment Trust-High Yield Fund-Class I	16.17%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	4.30%
Lord Abbett Securities Trust-International Equity Fund-Class I	3.98%
Lord Abbett Securities Trust-International Value Fund-Class I	8.46%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	5.06%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	0.49%
Repurchase Agreements	0.40%
Total	100.00%

*	Represents percent of total investments.

4

Multi-Asset Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#

	12/1/20	5/31/21	12/1/20 - 5/31/21
Class A
Actual	$1,000.00	$1,101.80	$2.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class C
Actual	$1,000.00	$1,097.70	$6.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.19
Class F
Actual	$1,000.00	$1,102.60	$1.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.29	$1.66
Class F3
Actual	$1,000.00	$1,103.70	$0.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.03	$0.91
Class I
Actual	$1,000.00	$1,103.20	$1.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.78	$1.16
Class R2
Actual	$1,000.00	$1,099.90	$4.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.18
Class R3
Actual	$1,000.00	$1,100.40	$3.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class R4
Actual	$1,000.00	$1,101.80	$2.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.54	$2.42
Class R5
Actual	$1,000.00	$1,103.80	$1.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.78	$1.16
Class R6
Actual	$1,000.00	$1,103.10	$0.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.03	$0.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.48% for Class A, 1.23% for Class C, 0.33% for Class F, 0.18% for Class F3, 0.23% for Class I, 0.83% for Class R2, 0.73% for Class R3, 0.48% for Class R4, 0.23% for Class R5 and 0.18% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Income Fund invests.

5

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2021

Underlying Fund Name	%*
Lord Abbett Investment Trust-Convertible Fund-Class I	0.94%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	11.20%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	2.90%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	4.97%
Lord Abbett Investment Trust-Floating Rate Fund-Class I	3.22%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	16.38%
Lord Abbett Securities Trust-Focused Small Cap Value Fund-Class I	1.24%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	3.54%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	8.03%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	2.59%
Lord Abbett Investment Trust-High Yield Fund-Class I	17.48%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	6.63%
Lord Abbett Municipal Income Fund-Intermediate Tax-Free Fund-Class I	4.00%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.25%
Lord Abbett Securities Trust-International Value Fund-Class I	7.52%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3.53%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	1.14%
Repurchase Agreements	0.44%
Total	100.00%

*	Represents percent of total investments.

6

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2021

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.16%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	2,199,763	$42,257
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	4,844,635	53,727
Lord Abbett Securities Trust-Durable Growth Fund-Class I(e)	4,883,480	110,367
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	25,213,509	129,345
Lord Abbett Investment Trust-Floating Rate Fund-Class I(g)	6,906,232	58,150
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I(h)	34,899,871	657,514
Lord Abbett Securities Trust-Focused Small Cap Value Fund-Class I(h)	1,766,605	59,817
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(i)	9,428,124	134,256
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(e)*	6,918,450	317,142
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I(e)*	3,550,720	122,890
Lord Abbett Investment Trust-High Yield Fund-Class I(j)	59,014,767	445,562
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	9,708,677	118,446
Lord Abbett Securities Trust-International Equity Fund-Class I(h)	6,204,672	109,575
Lord Abbett Securities Trust-International Value Fund-Class I(l)	27,537,346	233,241
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(m)	3,997,101	139,539
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(n)	3,180,489	13,390
Total Investments in Underlying Funds (cost $2,252,658,686)		2,745,218

OPTIONS PURCHASED 0.00% (cost $380,225)		6

	Principal Amount (000)
SHORT-TERM INVESTMENTS 0.40%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $10,531,000 of U.S. Treasury Note at 2.125% due 07/31/2024; value: $11,191,168; proceeds: $10,971,649 (cost $10,971,649)	$10,972	10,972
Total Investments in Securities 99.56% (cost $2,264,010,560)		2,756,196
Other Assets in Excess of Liabilities(o) 0.44%		12,228
Net Assets 100.00%		$2,768,424

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2021

(h)	Fund investment objective is long-term capital appreciation.
(i)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(j)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek a high level of total return.
(m)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(n)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(o)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts, purchased options and swaps as follows:

OTC Options Purchased at May 31, 2021:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value (000)
EUR vs USD, Call	Barclays Bank	83,750,000	6/6/2021	$1.18	$83,750,000	$6

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at May 31, 2021(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.35(4)(5)	Bank of America	1.00%	6/20/2026	$27,940,000	$27,134,069	$915,236	$(109,305)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $109,305.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging market securities.

Centrally Cleared Interest Rate Swap Contracts at May 31, 2021:

Central Clearingparty	Periodic Payments to be Made By the Fund (Quarterly)	Periodic Payments to be Received By the Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Credit Suisse(1)	2.86%	12-Month USD Consumer Price Index	11/30/2025	$275,000,000	$275,572,200	$572,200

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2021

Open Total Return Swap Contracts at May 31, 2021:

Swap Counterparty	Referenced Index		Referenced Spread	Units	Position	Termination Date	Notional Amount		Notional Value		Unrealized Appreciation
JPMorgan	JPLAVLL	(1)	3 Mo. EURIBOR + 0.00% + 2days	1,497,439	Long	3/14/2022	EUR	45,198,998	EUR	48,907,331	$4,522,125
JPMorgan	NAVLJN	(2)	3 Mo. LIBOR + 0.00% + 2days	863,325	Long	3/17/2022	JPY	2,914,585,200	JPY	2,929,877,276	139,228
JPMorgan	RU20GRTR	(8)	3 Mo. LIBOR + 0.03% + 2days	4,840	Short	9/22/2021		$(53,595,541)		$(52,521,984)	1,073,557
JPMorgan	RU20VATR	(7)	3 Mo. LIBOR + 0.08% + 2days	3,328	Long	9/22/2021		53,596,874		54,847,645	1,250,771
Goldman Sachs	RU10VATR	(5)	3 Mo. LIBOR + 0.27% + 2days	26,122	Long	9/22/2021		53,599,998		57,251,372	3,651,374
JPMorgan	RU10VATR	(5)	3 Mo. LIBOR + 0.30% + 2days	38,705	Long	11/22/2021		83,749,221		84,829,430	1,080,209
Total Unrealized Appreciation on Open Total Return Swap Contracts											$11,717,264

Swap Counterparty	Referenced Index		Referenced Spread	Units	Position	Termination Date	Notional Amount		Notional Value		Unrealized Depreciation
JPMorgan	JPLAVLS	(3)	3 Mo. EURIBOR + 0.10% + 2days	1,008,397	Short	3/14/2022	EUR	(45,405,193)	EUR	(48,443,553)	$(3,705,128)
JPMorgan	DLGAJN	(4)	3 Mo. LIBOR + 0.17% + 2days	4,960,510	Short	3/17/2022	JPY	(2,917,226,326)	JPY	(2,930,044,284)	(116,702)
JPMorgan	RU10VATR	(5)	3 Mo. LIBOR + 0.28% + 2days	49,149	Long	11/15/2021		$107,998,784		$107,719,459	(279,325)
JPMorgan	RU20GRTR	(8)	3 Mo. LIBOR + 0.06% + 2days	2,572	Short	11/15/2021		(26,994,195)		(27,910,443)	(916,248)
JPMorgan	RU10GRTR	(6)	3 Mo. LIBOR + 0.23% + 2days	31,976	Short	11/15/2021		(81,001,923)		(82,389,876)	(1,387,953)
Goldman Sachs	RU10GRTR	(6)	3 Mo. LIBOR + 0.23% + 2days	22,416	Short	9/22/2021		(53,600,834)		(57,757,426)	(4,156,592)
JPMorgan	RU20GRTR	(8)	3 Mo. LIBOR + 0.05% + 2days	7,982	Short	11/22/2021		(83,749,299)		(86,617,867)	(2,868,568)
Total Unrealized Depreciation on Open Total Return Swap Contracts											$(13,430,516)

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2021

(1)	EU Value Long Index.
(2)	MSCI Japan Value Total Return Index.
(3)	EU Value Short Index.
(4)	MSCI Japan Growth Gross Total Return.
(5)	Russell 1000 Value Total Return Index.
(6)	Russell 1000 Growth Total Return Index.
(7)	Russell 2000 Value Total Return.
(8)	Russell 2000 Growth Total Return Index.

EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.

Open Futures Contracts at May 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2021	2,437	Short	$(301,828,006)	$(301,826,259)	$1,747

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini NASDAQ 100	June 2021	687	Short	$(183,164,032)	$(188,052,510)	$(4,888,478)
E-Mini S&P 500 Index	June 2021	350	Short	(68,825,873)	(73,542,000)	(4,716,127)
Nikkei 225	June 2021	211	Long	30,685,365	30,616,100	(69,265)
Total Unrealized Depreciation on Open Futures Contracts						$(9,673,870)

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$2,745,218	$–	$–	$2,745,218
OTC Options Purchased	–	6	–	6
Short-Term Investments
Repurchase Agreements	–	10,972	–	10,972
Total	$2,745,218	$10,978	$–	$2,756,196

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(109)	–	(109)
Centrally Cleared Interest Rate Swaps Contracts
Assets	–	572	–	572
Liabilities	–	–	–	–
Futures Contracts
Assets	2	–	–	2
Liabilities	(9,674)	–	–	(9,674)
Total Return Swap Contracts
Assets	–	11,717	–	11,717
Liabilities	–	(13,431)	–	(13,431)
Total	$(9,672)	$(1,251)	$–	$(10,923)

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND May 31, 2021

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.01%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	638,763	$12,271
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	13,250,140	146,944
Lord Abbett Securities Trust-Durable Growth Fund-Class I(e)	1,680,598	37,982
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	12,700,664	65,154
Lord Abbett Investment Trust-Floating Rate Fund-Class I(g)	5,020,377	42,272
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I(h)	11,400,672	214,789
Lord Abbett Securities Trust-Focused Small Cap Value Fund-Class I(h)	478,452	16,200
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(i)	3,258,463	46,400
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(e)*	2,297,780	105,330
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I(e)*	980,703	33,942
Lord Abbett Investment Trust-High Yield Fund-Class I(j)	30,370,861	229,300
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	7,126,600	86,945
Lord Abbett Municipal Income Fund, Inc.-Intermediate Tax-Free Fund-Class I(l)	4,588,567	52,401
Lord Abbett Securities Trust-International Equity Fund-Class I(h)	3,154,784	55,713
Lord Abbett Securities Trust-International Value Fund-Class I(m)	11,649,293	98,670
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(n)	1,327,135	46,330
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(o)	3,551,122	14,950
Total Investments in Underlying Funds (cost $1,127,153,983)		1,305,593

OPTIONS PURCHASED 0.00% (cost $187,275)		3

	Principal Amount (000)
SHORT-TERM INVESTMENTS 0.44%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $5,759,600 of U.S. Treasury Note at 1.50% due 11/30/2024; value: $6,013,572; proceeds: $5,895,645 (cost $5,895,645)	$5,896	5,896
Total Investments in Securities 99.45% (cost $1,133,236,903)		1,311,492
Foreign Cash and Other Assets in Excess of Liabilities(p) 0.55%		7,187
Net Assets 100.00%		$1,318,679

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND May 31, 2021

(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(j)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.
(m)	Fund investment objective is to seek a high level of total return.
(n)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(o)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(p)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts, purchased options, written options and swaps as follows:

OTC Options Purchased at May 31, 2021:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value (000)
EUR vs USD, Call	Barclays Bank	41,250,000	6/22/2021	$1.18	$41,250,000	$3

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at May 31, 2021(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.35(4)(5)	Bank of America	1.00%	6/20/2026	$13,198,000	$12,817,303	$432,329	$(51,632)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $51,632.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging market securities.

Centrally Cleared Interest Rate Swap Contracts at May 31, 2021:

Central Clearingparty	Periodic Payments to be Made By the Fund (Quarterly)	Periodic Payments to be Received By the Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Credit Suisse(1)	2.86%	12-Month USD Consumer Price Index	11/30/2025	$135,000,000	$135,280,898	$280,898

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND May 31, 2021

Open Total Return Swap Contracts at May 31, 2021:

Swap Counterparty	Referenced Index		Referenced Spread	Units	Position	Termination Date	Notional Amount		Notional Value		Unrealized Appreciation
JPMorgan	JPLAVLL	(1)	3 Mo. EURIBOR + 0.00% + 2days	748,720	Long	3/14/2022	EUR	22,599,514	EUR	24,453,682	$2,261,064
JPMorgan	NAVLJN	(2)	3 Mo. LIBOR + 0.00% + 2days	431,663	Long	3/17/2022	JPY	1,457,294,288	JPY	1,464,940,335	69,614
JPMorgan	RU20GRTR	(8)	3 Mo. LIBOR + 0.03% + 2days	2,384	Short	9/22/2021		$(26,399,126)		$(25,870,333)	528,793
JPMorgan	RU20VATR	(7)	3 Mo. LIBOR + 0.08% + 2days	1,639	Long	9/22/2021		26,395,816		27,011,806	615,990
Goldman Sachs	RU10VATR	(5)	3 Mo. LIBOR + 0.27% + 2days	12,866	Long	9/22/2021		26,399,877		28,198,307	1,798,430
JPMorgan	RU10VATR	(5)	3 Mo. LIBOR + 0.30% + 2days	19,064	Long	11/22/2021		41,250,359		41,782,412	532,053
Total Unrealized Appreciation on Open Total Return Swap Contracts											$5,805,944

Swap Counterparty	Referenced Index		Referenced Spread	Units	Position	Termination Date	Notional Amount		Notional Value		Unrealized Depreciation
JPMorgan	JPLAVLS	(3)	3 Mo. EURIBOR + 0.10% + 2days	504,199	Short	3/14/2022	EUR	(22,702,619)	EUR	(24,221,801)	$(1,852,566)
JPMorgan	DLGAJN	(4)	3 Mo. LIBOR + 0.17% + 2days	2,480,255	Short	3/17/2022	JPY	(1,458,613,162)	JPY	(1,465,022,142)	(58,351)
JPMorgan	RU10VATR	(5)	3 Mo. LIBOR + 0.28% + 2days	23,665	Long	11/15/2021		$52,000,879		$51,866,385	(134,494)
JPMorgan	RU20GRTR	(8)	3 Mo. LIBOR + 0.06% + 2days	1,239	Short	11/15/2021		(13,003,813)		(13,445,194)	(441,381)
JPMorgan	RU10GRTR	(6)	3 Mo. LIBOR + 0.23% + 2days	15,395	Short	11/15/2021		(38,998,768)		(39,667,004)	(668,236)
Goldman Sachs	RU10GRTR	(6)	3 Mo. LIBOR + 0.23% + 2days	11,040	Short	9/22/2021		(26,398,698)		(28,445,842)	(2,047,144)
JPMorgan	RU20GRTR	(8)	3 Mo. LIBOR + 0.05% + 2days	3,932	Short	11/22/2021		(41,255,606)		(42,668,687)	(1,413,081)
Total Unrealized Depreciation on Open Total Return Swap Contracts											$(6,615,253)

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND May 31, 2021

(1)	EU Value Long Index.
(2)	MSCI Japan Value Total Return Index.
(3)	EU Value Short Index.
(4)	MSCI Japan Growth Gross Total Return.
(5)	Russell 1000 Value Total Return Index.
(6)	Russell 1000 Growth Total Return Index.
(7)	Russell 2000 Value Total Return.
(8)	Russell 2000 Growth Total Return Index.

EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.

Open Futures Contracts at May 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2021	1,160	Short	$(143,668,645)	$(143,667,813)	$832

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini NASDAQ 100	June 2021	372	Short	$(99,672,439)	$(101,827,560)	$(2,155,121)
E-Mini S&P 500 Index	June 2021	165	Short	(32,446,483)	(34,669,800)	(2,223,317)
Nikkei 225	June 2021	66	Long	9,598,266	9,576,600	(21,666)
Total Unrealized Depreciation on Open Futures Contracts						$(4,400,104)

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,305,593	$–	$–	$1,305,593
OTC Options Purchased	–	3	–	3
Short-Term Investments
Repurchase Agreements	–	5,896	–	5,896
Total	$1,305,593	$5,899	$–	$1,311,492

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(52)	–	(52)
Centrally Cleared Interest Rate Swaps Contracts
Assets	–	281	–	281
Liabilities	–	–	–	–
Futures Contracts
Assets	1	–	–	1
Liabilities	(4,400)	–	–	(4,400)
Total Return Swap Contracts
Assets	–	5,806	–	5,806
Liabilities	–	(6,615)	–	(6,615)
Total	$(4,399)	$(580)	$–	$(4,979)

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

14	See Notes to Financial Statements.

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15

Statements of Assets and Liabilities (unaudited)

May 31, 2021

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
ASSETS:
Investments in securities, at cost	$11,351,874	$6,082,920
Investments in Underlying Funds, at cost	2,252,658,686	1,127,153,983
Investments in securities, at value	$10,977,847	$5,898,698
Investments in Underlying Funds, at value	2,745,218,168	1,305,593,589
Deposits with brokers for futures collateral	13,799,387	7,509,487
Deposits with brokers for options and swaps collateral	4,441,053	1,721,762
Foreign cash, at value (cost $2,599 and $2,176, respectively)	2,576	2,122
Receivables:
Capital shares sold	6,584,117	5,452,201
Interest and dividends	2,973,511	1,897,285
From affiliates (See Note 3)	3	–
Total return swap, at fair value	11,717,264	5,805,944
Prepaid expenses and other assets	76,862	96,919
Total assets	2,795,790,788	1,333,978,007
LIABILITIES:
Payables:
Capital shares reacquired	5,220,002	2,876,570
Investments in Underlying Funds purchased	4,504,089	3,284,361
12b-1 distribution plan	589,995	388,794
To bank	484,657	217,635
Variation margin for futures contracts	399,166	239,991
Trustees’ fees	402,893	174,504
Management fee	233,843	110,993
Fund administration	93,537	44,399
Variation margin for centrally cleared credit default swap agreements	327,479	160,756
Total return swap, at fair value	13,430,516	6,615,253
Distributions payable	1,218,491	949,364
Accrued expenses and other liabilities	462,294	236,261
Total liabilities	27,366,962	15,298,881
Commitments and contingent liabilities
NET ASSETS	$2,768,423,826	$1,318,679,126
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,267,000,316	$1,252,442,163
Total distributable earnings (loss)	501,423,510	66,236,963
Net Assets	$2,768,423,826	$1,318,679,126

16	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2021

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund

Net assets by class:
Class A Shares	$2,314,298,848	$842,587,364
Class C Shares	$252,313,079	$227,264,780
Class F Shares	$79,693,735	$182,565,028
Class F3 Shares	$58,209	$1,758,693
Class I Shares	$42,480,109	$39,173,682
Class P Shares	$800,961	–
Class R2 Shares	$645,900	$138,948
Class R3 Shares	$50,590,483	$20,563,616
Class R4 Shares	$15,194,499	$3,402,185
Class R5 Shares	$198,989	$52,189
Class R6 Shares	$12,149,014	$1,172,641
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	163,539,860	47,627,312
Class C Shares	17,961,326	12,635,775
Class F Shares	5,631,791	10,320,611
Class F3 Shares	4,101	99,832
Class I Shares	3,002,315	2,228,180
Class P Shares	56,891	–
Class R2 Shares	44,519	7,626
Class R3 Shares	3,581,887	1,162,285
Class R4 Shares	1,073,658	192,321
Class R5 Shares	14,037	2,967
Class R6 Shares	856,827	66,570
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.15	$17.69
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$14.48	$18.10
Class C Shares-Net asset value	$14.05	$17.99
Class F Shares-Net asset value	$14.15	$17.69
Class F3 Shares-Net asset value	$14.19	$17.62
Class I Shares-Net asset value	$14.15	$17.58
Class P Shares-Net asset value	$14.08	–
Class R2 Shares-Net asset value	$14.51	$18.22
Class R3 Shares-Net asset value	$14.12	$17.69
Class R4 Shares-Net asset value	$14.15	$17.69
Class R5 Shares-Net asset value	$14.18	$17.59
Class R6 Shares-Net asset value	$14.18	$17.62

See Notes to Financial Statements.	17

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2021

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Investment income:
Dividends received from underlying Funds	$22,475,491	$13,118,797
Total investment income	22,475,491	13,118,797
Expenses:
Management fee	1,335,898	633,532
12b-1 distribution plan-Class A	2,777,200	989,200
12b-1 distribution plan-Class C	1,287,101	1,190,848
12b-1 distribution plan-Class F	37,421	87,148
12b-1 distribution plan-Class P	1,720	–
12b-1 distribution plan-Class R2	1,882	398
12b-1 distribution plan-Class R3	123,047	48,535
12b-1 distribution plan-Class R4	18,410	4,066
Shareholder servicing	1,124,669	429,742
Fund administration	534,359	253,413
Registration	92,030	78,420
Reports to shareholders	54,163	24,724
Trustees’ fees	49,778	25,497
Professional	28,286	18,777
Custody	14,975	10,703
Other	16,184	11,163
Gross expenses	7,497,123	3,806,166
Expense reductions (See Note 9)	(1,343)	(639)
Fees waived and expenses reimbursed (See Note 3)	(14,975)	(10,703)
Net expenses	7,480,805	3,794,824
Net investment income	14,994,686	9,323,973
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	33,283,508	15,371,700
Net realized gain (loss) on Investments in Underlying Funds	82,167,977	23,780,589
Net realized gain (loss) on Investments	(60,503,563)	(25,542,200)
Net realized gain (loss) on futures contracts	(3,318,542)	(4,240,638)
Net realized gain (loss) on forward foreign currency exchange contracts	(857)	(857)
Net realized gain (loss) on OTC written options	31,934,829	14,328,361
Net realized gain (loss) on swap contracts	26,780,016	13,306,438
Net realized gain (loss) on foreign currency related transactions	2,619	1,171
Net change in unrealized appreciation/depreciation in Underlying Funds	192,272,896	73,264,339
Net change in unrealized appreciation/depreciation on Investments	45,900,356	19,796,708
Net change in unrealized appreciation/depreciation on futures contracts	(14,310,144)	(5,440,155)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	851	851
Net change in unrealized appreciation/depreciation on OTC written options	(25,746,802)	(11,760,042)
Net change in unrealized appreciation/depreciation on swap contracts	(2,322,882)	(1,108,286)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	166,179	166,188
Net realized and unrealized gain (loss)	306,306,441	111,924,167
Net Increase in Net Assets Resulting From Operations	$321,301,127	$121,248,140

18	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Multi-Asset Balanced Opportunity Fund
	For the Six Months Ended May 31, 2021	For the Year Ended
INCREASE/(DECREASE) IN NET ASSETS	(unaudited)	November 30, 2020
Operations:
Net investment income	$14,994,686	$40,156,580
Capital gain distributions received from Underlying Funds	33,283,508	86,475,454
Net realized gain (loss) on Investments in Underlying Funds	82,167,977	9,512,911
Net realized gain (loss) on Investments	(60,503,563)	(7,235,778)
Net realized gain (loss) on futures contracts, OTC written options, forward foreign currency exchange contracts, swaps and foreign currency related transactions	55,398,065	(17,124,748)
Net change in unrealized appreciation/depreciation on Investments in Underlying Funds	192,272,896	261,894,039
Net change in unrealized appreciation/depreciation on Investments	45,900,356	(46,274,383)
Net change in unrealized appreciation/depreciation on futures contracts, OTC written options, forward foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(42,212,798)	32,822,992
Net increase in net assets resulting from operations	321,301,127	360,227,067
Distributions to shareholders:
Class A	(102,093,126)	(63,141,333)
Class C	(11,487,113)	(8,012,384)
Class F	(3,476,632)	(2,348,286)
Class F3	(6,770)	(1,809)
Class I	(1,875,517)	(1,063,213)
Class P	(35,135)	(18,781)
Class R2	(27,382)	(21,299)
Class R3	(2,241,015)	(1,464,731)
Class R4	(674,234)	(403,633)
Class R5	(8,718)	(8,941)
Class R6	(532,258)	(496,087)
Total distributions to shareholders	(122,457,900)	(76,980,497)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	144,745,152	183,969,392
Reinvestment of distributions	118,994,914	75,069,227
Cost of shares reacquired	(218,507,300)	(514,582,678)
Net increase (decrease) in net assets resulting from capital share transactions	45,232,766	(255,544,059)
Net increase in net assets	244,075,993	27,702,511
NET ASSETS:
Beginning of period	$2,524,347,833	$2,496,645,322
End of period	$2,768,423,826	$2,524,347,833

See Notes to Financial Statements.	19

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
INCREASE/(DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020
Operations:
Net investment income	$9,323,973	$24,100,213
Capital gain distributions received from Underlying Funds	15,371,700	31,334,183
Net realized gain (loss) on Investments in Underlying Funds	23,780,589	(193,068)
Net realized gain (loss) on Investments	(25,542,200)	(7,235,778)
Net realized gain (loss) on futures contracts, OTC written options, forward foreign currency exchange contracts, swaps and foreign currency related transactions	23,394,475	(10,652,546)
Net change in unrealized appreciation/depreciation on Investments in Underlying Funds	73,264,339	96,241,032
Net change in unrealized appreciation/depreciation on Investments	19,796,708	(19,980,930)
Net change in unrealized appreciation/depreciation on futures contracts, OTC written options, forward foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(18,141,444)	13,970,647
Net increase in net assets resulting from operations	121,248,140	127,583,753
Distributions to shareholders:
Class A	(19,517,685)	(16,082,638)
Class C	(5,111,331)	(4,729,009)
Class F	(4,442,125)	(4,568,847)
Class F3	(54,602)	(58,861)
Class I	(980,645)	(1,015,424)
Class R2	(2,932)	(2,452)
Class R3	(463,221)	(423,860)
Class R4	(78,730)	(62,614)
Class R5	(1,294)	(1,074)
Class R6	(28,780)	(54,611)
Total distributions to shareholders	(30,681,345)	(26,999,390)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	99,307,528	117,383,469
Reinvestment of distributions	28,424,196	25,100,919
Cost of shares reacquired	(112,038,613)	(323,495,816)
Net increase (decrease) in net assets resulting from capital share transactions	15,693,111	(181,011,428)
Net increase (decrease) in net assets	106,259,906	(80,427,065)
NET ASSETS:
Beginning of period	$1,212,419,220	$1,292,846,285
End of period	$1,318,679,126	$1,212,419,220

20	See Notes to Financial Statements.

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21

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2021(d)	$13.15	$0.08	$1.56	$1.64	$(0.37)	$(0.27)	$(0.64)
11/30/2020	11.60	0.21	1.66	1.87	(0.18)	(0.14)	(0.32)
11/30/2019	11.28	0.24	0.80	1.04	(0.38)	(0.34)	(0.72)
11/30/2018	12.19	0.25	(0.50)	(0.25)	(0.42)	(0.24)	(0.66)
11/30/2017	11.23	0.33	0.97	1.30	(0.34)	–	(0.34)
11/30/2016	11.29	0.35	0.42	0.77	(0.38)	(0.45)	(0.83)
Class C
5/31/2021(d)	13.06	0.03	1.56	1.59	(0.33)	(0.27)	(0.60)
11/30/2020	11.53	0.12	1.65	1.77	(0.10)	(0.14)	(0.24)
11/30/2019	11.22	0.16	0.79	0.95	(0.30)	(0.34)	(0.64)
11/30/2018	12.12	0.16	(0.49)	(0.33)	(0.33)	(0.24)	(0.57)
11/30/2017	11.16	0.24	0.97	1.21	(0.25)	–	(0.25)
11/30/2016	11.23	0.27	0.41	0.68	(0.30)	(0.45)	(0.75)
Class F
5/31/2021(d)	13.15	0.09	1.56	1.65	(0.38)	(0.27)	(0.65)
11/30/2020	11.60	0.23	1.66	1.89	(0.20)	(0.14)	(0.34)
11/30/2019	11.28	0.26	0.80	1.06	(0.40)	(0.34)	(0.74)
11/30/2018	12.18	0.27	(0.49)	(0.22)	(0.44)	(0.24)	(0.68)
11/30/2017	11.22	0.33	0.99	1.32	(0.36)	–	(0.36)
11/30/2016	11.28	0.36	0.42	0.78	(0.39)	(0.45)	(0.84)
Class F3
5/31/2021(d)	13.18	0.08	1.59	1.67	(0.39)	(0.27)	(0.66)
11/30/2020	11.62	0.26	1.65	1.91	(0.21)	(0.14)	(0.35)
11/30/2019	11.29	0.27	0.81	1.08	(0.41)	(0.34)	(0.75)
11/30/2018	12.19	0.28	(0.49)	(0.21)	(0.45)	(0.24)	(0.69)
4/4/2017 to 11/30/2017(g)	11.62	0.21	0.56	0.77	(0.20)	–	(0.20)
Class I
5/31/2021(d)	13.15	0.10	1.56	1.66	(0.39)	(0.27)	(0.66)
11/30/2020	11.60	0.24	1.66	1.90	(0.21)	(0.14)	(0.35)
11/30/2019	11.28	0.28	0.79	1.07	(0.41)	(0.34)	(0.75)
11/30/2018	12.19	0.28	(0.50)	(0.22)	(0.45)	(0.24)	(0.69)
11/30/2017	11.22	0.45	0.89	1.34	(0.37)	–	(0.37)
11/30/2016	11.29	0.40	0.38	0.78	(0.40)	(0.45)	(0.85)
Class P
5/31/2021(d)	13.08	0.07	1.56	1.63	(0.36)	(0.27)	(0.63)
11/30/2020	11.55	0.19	1.64	1.83	(0.16)	(0.14)	(0.30)
11/30/2019	11.23	0.21	0.81	1.02	(0.36)	(0.34)	(0.70)
11/30/2018	12.14	0.22	(0.49)	(0.27)	(0.40)	(0.24)	(0.64)
11/30/2017	11.18	0.31	0.97	1.28	(0.32)	–	(0.32)
11/30/2016	11.25	0.33	0.41	0.74	(0.36)	(0.45)	(0.81)

22	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.15	12.92	(e)	0.49	(f)	0.49	(f)	1.19	(f)	$2,314,219	21	(e)
13.15	17.09		0.52		0.52		1.81		2,087,948	60
11.60	10.19		0.52		0.52		2.15		1,974,100	25
11.28	(2.18)		0.51		0.51		2.12		1,214,155	31
12.19	11.73		0.50		0.51		2.82		1,398,075	47
11.23	7.38		0.37		0.51		3.26		1,431,255	25

14.05	12.54	(e)	1.24	(f)	1.24	(f)	0.45	(f)	252,313	21	(e)
13.06	16.17		1.27		1.27		1.03		254,523	60
11.53	9.35		1.27		1.27		1.41		337,420	25
11.22	(2.85)		1.26		1.26		1.35		223,823	31
12.12	10.96		1.24		1.26		2.08		318,697	47
11.16	6.53		1.12		1.26		2.52		360,065	25

14.15	13.00	(e)	0.34	(f)	0.34	(f)	1.33	(f)	79,694	21	(e)
13.15	17.26		0.37		0.37		1.97		70,406	60
11.60	10.35		0.37		0.37		2.31		73,256	25
11.28	(1.95)		0.36		0.36		2.27		46,998	31
12.18	11.91		0.35		0.36		2.84		63,871	47
11.22	7.54		0.22		0.36		3.43		57,153	25

14.19	13.12	(e)	0.17	(f)	0.17	(f)	1.08	(f)	58	21	(e)
13.18	17.47		0.18		0.18		2.23		75	60
11.62	10.56		0.19		0.19		2.40		47	25
11.29	(1.83)		0.22		0.22		2.38		10	31
12.19	6.72	(e)	0.21	(f)	0.21	(f)	2.68	(f)	11	47

14.15	13.15	(e)	0.24	(f)	0.24	(f)	1.43	(f)	42,480	21	(e)
13.15	17.29		0.27		0.27		2.08		37,220	60
11.60	10.45		0.26		0.26		2.47		29,487	25
11.28	(1.93)		0.26		0.26		2.38		14,440	31
12.19	12.10		0.24		0.26		3.81		17,835	47
11.22	7.55		0.12		0.26		3.76		10,925	25

14.08	12.87	(e)	0.69	(f)	0.69	(f)	0.99	(f)	801	21	(e)
13.08	16.86		0.72		0.72		1.61		725	60
11.55	9.93		0.72		0.72		1.93		588	25
11.23	(2.38)		0.71		0.71		1.85		512	31
12.14	11.56		0.70		0.71		2.65		664	47
11.18	7.10		0.57		0.71		3.08		839	25

See Notes to Financial Statements.	23

Financial Highlights (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2021(d)	$13.46	$0.06	$1.61	$1.67	$(0.35)	$(0.27)	$(0.62)
11/30/2020	11.87	0.17	1.70	1.87	(0.14)	(0.14)	(0.28)
11/30/2019	11.52	0.20	0.83	1.03	(0.34)	(0.34)	(0.68)
11/30/2018	12.43	0.22	(0.51)	(0.29)	(0.38)	(0.24)	(0.62)
11/30/2017	11.44	0.29	0.99	1.28	(0.29)	–	(0.29)
11/30/2016	11.49	0.31	0.42	0.73	(0.33)	(0.45)	(0.78)
Class R3
5/31/2021(d)	13.12	0.06	1.56	1.62	(0.35)	(0.27)	(0.62)
11/30/2020	11.58	0.18	1.65	1.83	(0.15)	(0.14)	(0.29)
11/30/2019	11.26	0.21	0.80	1.01	(0.35)	(0.34)	(0.69)
11/30/2018	12.16	0.22	(0.49)	(0.27)	(0.39)	(0.24)	(0.63)
11/30/2017	11.20	0.31	0.96	1.27	(0.31)	–	(0.31)
11/30/2016	11.27	0.33	0.40	0.73	(0.35)	(0.45)	(0.80)
Class R4
5/31/2021(d)	13.15	0.08	1.56	1.64	(0.37)	(0.27)	(0.64)
11/30/2020	11.60	0.21	1.66	1.87	(0.18)	(0.14)	(0.32)
11/30/2019	11.29	0.24	0.79	1.03	(0.38)	(0.34)	(0.72)
11/30/2018	12.19	0.24	(0.48)	(0.24)	(0.42)	(0.24)	(0.66)
11/30/2017	11.23	0.32	0.98	1.30	(0.34)	–	(0.34)
11/30/2016	11.29	0.36	0.41	0.77	(0.38)	(0.45)	(0.83)
Class R5
5/31/2021(d)	13.17	0.10	1.57	1.67	(0.39)	(0.27)	(0.66)
11/30/2020	11.62	0.20	1.70	1.90	(0.21)	(0.14)	(0.35)
11/30/2019	11.30	0.27	0.80	1.07	(0.41)	(0.34)	(0.75)
11/30/2018	12.20	0.29	(0.50)	(0.21)	(0.45)	(0.24)	(0.69)
11/30/2017	11.24	0.33	1.00	1.33	(0.37)	–	(0.37)
11/30/2016	11.29	0.24	0.56	0.80	(0.40)	(0.45)	(0.85)
Class R6
5/31/2021(d)	13.17	0.10	1.57	1.67	(0.39)	(0.27)	(0.66)
11/30/2020	11.61	0.24	1.67	1.91	(0.21)	(0.14)	(0.35)
11/30/2019	11.29	0.30	0.77	1.07	(0.41)	(0.34)	(0.75)
11/30/2018	12.19	0.24	(0.45)	(0.21)	(0.45)	(0.24)	(0.69)
11/30/2017	11.22	0.33	1.01	1.34	(0.37)	–	(0.37)
11/30/2016	11.29	0.39	0.40	0.79	(0.41)	(0.45)	(0.86)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

24	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.51	12.79	(e)	0.84	(f)	0.84	(f)	0.84	(f)	$646	21	(e)
13.46	16.58		0.87		0.87		1.44		594	60
11.87	9.85		0.87		0.87		1.77		837	25
11.52	(2.49)		0.86		0.86		1.83		360	31
12.43	11.37		0.85		0.86		2.44		465	47
11.44	6.93		0.73		0.87		2.86		660	25

14.12	12.80	(e)	0.74	(f)	0.74	(f)	0.94	(f)	50,590	21	(e)
13.12	16.74		0.77		0.77		1.56		48,308	60
11.58	9.94		0.76		0.76		1.91		52,554	25
11.26	(2.34)		0.76		0.76		1.84		27,258	31
12.16	11.49		0.73		0.74		2.63		33,772	47
11.20	7.05		0.61		0.75		3.04		41,447	25

14.15	12.92	(e)	0.49	(f)	0.49	(f)	1.19	(f)	15,194	21	(e)
13.15	17.09		0.52		0.52		1.79		13,893	60
11.60	10.19		0.52		0.52		2.12		12,167	25
11.29	(2.17)		0.51		0.51		2.07		4,971	31
12.19	11.77		0.49		0.49		2.73		2,474	47
11.23	7.39		0.37		0.51		3.32		82	25

14.18	13.12	(e)	0.24	(f)	0.24	(f)	1.43	(f)	199	21	(e)
13.17	17.34		0.28		0.28		1.79		178	60
11.62	10.44		0.27		0.27		2.38		204	25
11.30	(1.85)		0.26		0.26		2.45		121	31
12.20	11.99		0.24		0.25		2.77		102	47
11.24	7.69		0.13		0.27		2.27		12	25

14.18	13.13	(e)	0.17	(f)	0.17	(f)	1.50	(f)	12,149	21	(e)
13.17	17.48		0.19		0.19		2.13		10,480	60
11.61	10.47		0.19		0.19		2.61		15,985	25
11.29	(1.83)		0.18		0.18		2.01		5,451	31
12.19	12.13		0.18		0.18		2.77		5,587	47
11.22	7.58		0.12		0.17		3.54		28	25

See Notes to Financial Statements.	25

Financial Highlights

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2021(d)	$16.47	$0.14	$1.51	$1.65	$(0.43)	$–	$(0.43)
11/30/2020	15.02	0.33	1.43	1.76	(0.31)	–	(0.31)
11/30/2019	14.34	0.40	0.78	1.18	(0.50)	–	(0.50)
11/30/2018	15.08	0.36	(0.62)	(0.26)	(0.48)	–	(0.48)
11/30/2017	14.14	0.48	0.93	1.41	(0.47)	–	(0.47)
11/30/2016	14.24	0.56	0.25	0.81	(0.55)	(0.36)	(0.91)
Class C
5/31/2021(d)	16.74	0.07	1.54	1.61	(0.36)	–	(0.36)
11/30/2020	15.25	0.22	1.47	1.69	(0.20)	–	(0.20)
11/30/2019	14.55	0.30	0.79	1.09	(0.39)	–	(0.39)
11/30/2018	15.29	0.26	(0.63)	(0.37)	(0.37)	–	(0.37)
11/30/2017	14.34	0.38	0.93	1.31	(0.36)	–	(0.36)
11/30/2016	14.42	0.47	0.26	0.73	(0.45)	(0.36)	(0.81)
Class F
5/31/2021(d)	16.47	0.15	1.51	1.66	(0.44)	–	(0.44)
11/30/2020	15.02	0.35	1.43	1.78	(0.33)	–	(0.33)
11/30/2019	14.34	0.42	0.78	1.20	(0.52)	–	(0.52)
11/30/2018	15.08	0.38	(0.62)	(0.24)	(0.50)	–	(0.50)
11/30/2017	14.14	0.50	0.93	1.43	(0.49)	–	(0.49)
11/30/2016	14.23	0.59	0.25	0.84	(0.57)	(0.36)	(0.93)
Class F3
5/31/2021(d)	16.40	0.16	1.51	1.67	(0.45)	–	(0.45)
11/30/2020	14.95	0.39	1.40	1.79	(0.34)	–	(0.34)
11/30/2019	14.27	0.44	0.78	1.22	(0.54)	–	(0.54)
11/30/2018	15.00	0.40	(0.61)	(0.21)	(0.52)	–	(0.52)
4/4/2017 to 11/30/2017(g)	14.42	0.29	0.56	0.85	(0.27)	–	(0.27)
Class I
5/31/2021(d)	16.37	0.16	1.50	1.66	(0.45)	–	(0.45)
11/30/2020	14.93	0.36	1.42	1.78	(0.34)	–	(0.34)
11/30/2019	14.26	0.44	0.77	1.21	(0.54)	–	(0.54)
11/30/2018	14.99	0.40	(0.61)	(0.21)	(0.52)	–	(0.52)
11/30/2017	14.07	0.54	0.89	1.43	(0.51)	–	(0.51)
11/30/2016	14.17	0.59	0.26	0.85	(0.59)	(0.36)	(0.95)
Class R2
5/31/2021(d)	16.95	0.11	1.56	1.67	(0.40)	–	(0.40)
11/30/2020	15.44	0.29	1.47	1.76	(0.25)	–	(0.25)
11/30/2019	14.73	0.35	0.81	1.16	(0.45)	–	(0.45)
11/30/2018	15.47	0.32	(0.63)	(0.31)	(0.43)	–	(0.43)
11/30/2017	14.50	0.45	0.94	1.39	(0.42)	–	(0.42)
11/30/2016	14.57	0.55	0.24	0.79	(0.50)	(0.36)	(0.86)

26	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.69	10.18	(e)	0.48	(f)	0.48	(f)	1.58	(f)	$842,587	18	(e)
16.47	12.33		0.50		0.50		2.19		745,462	75
15.02	8.50		0.50		0.50		2.74		678,178	27
14.34	(1.79)		0.50		0.50		2.43		716,679	41
15.08	10.15		0.48		0.49		3.30		799,727	55
14.14	6.09		0.37		0.49		4.11		849,321	26

17.99	9.77	(e)	1.23	(f)	1.23	(f)	0.85	(f)	227,265	18	(e)
16.74	11.46		1.25		1.25		1.44		240,404	75
15.25	7.70		1.25		1.25		2.00		340,786	27
14.55	(2.51)		1.25		1.25		1.69		410,332	41
15.29	9.25		1.23		1.24		2.57		518,727	55
14.34	5.36		1.12		1.24		3.37		594,759	26

17.69	10.26	(e)	0.33	(f)	0.33	(f)	1.73	(f)	182,565	18	(e)
16.47	12.49		0.35		0.35		2.35		165,707	75
15.02	8.66		0.35		0.35		2.91		200,060	27
14.34	(1.64)		0.35		0.35		2.57		227,804	41
15.08	10.32		0.33		0.34		3.39		259,296	55
14.14	6.32		0.22		0.34		4.31		279,182	26

17.62	10.37	(e)	0.18	(f)	0.18	(f)	1.91	(f)	1,759	18	(e)
16.40	12.68		0.18		0.18		2.61		2,013	75
14.95	8.83		0.19		0.19		3.01		3,527	27
14.27	(1.47)		0.18		0.18		2.70		4,077	41
15.00	5.96	(e)	0.18	(f)	0.18	(f)	2.99	(f)	3,519	55

17.58	10.32	(e)	0.23	(f)	0.23	(f)	1.84	(f)	39,174	18	(e)
16.37	12.61		0.25		0.25		2.45		35,613	75
14.93	8.75		0.25		0.25		3.03		43,319	27
14.26	(1.48)		0.25		0.25		2.70		54,171	41
14.99	10.34		0.22		0.23		3.70		56,927	55
14.07	6.39		0.12		0.24		4.35		11,508	26

18.22	9.99	(e)	0.83	(f)	0.83	(f)	1.23	(f)	139	18	(e)
16.95	11.97		0.85		0.85		1.87		124	75
15.44	8.10		0.85		0.85		2.36		138	27
14.73	(2.09)		0.84		0.84		2.08		122	41
15.47	9.70		0.83		0.84		3.02		118	55
14.50	5.76		0.72		0.84		4.04		155	26

See Notes to Financial Statements.	27

Financial Highlights (concluded)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2021(d)	$16.47	$0.11	$1.52	$1.63	$(0.41)	$–	$(0.41)
11/30/2020	15.02	0.29	1.43	1.72	(0.27)	–	(0.27)
11/30/2019	14.34	0.35	0.80	1.15	(0.47)	–	(0.47)
11/30/2018	15.08	0.33	(0.63)	(0.30)	(0.44)	–	(0.44)
11/30/2017	14.14	0.44	0.94	1.38	(0.44)	–	(0.44)
11/30/2016	14.24	0.53	0.25	0.78	(0.52)	(0.36)	(0.88)
Class R4
5/31/2021(d)	16.47	0.13	1.52	1.65	(0.43)	–	(0.43)
11/30/2020	15.02	0.33	1.43	1.76	(0.31)	–	(0.31)
11/30/2019	14.34	0.38	0.80	1.18	(0.50)	–	(0.50)
11/30/2018	15.08	0.34	(0.60)	(0.26)	(0.48)	–	(0.48)
11/30/2017	14.15	0.40	1.01	1.41	(0.48)	–	(0.48)
11/30/2016	14.24	0.56	0.26	0.82	(0.55)	(0.36)	(0.91)
Class R5
5/31/2021(d)	16.38	0.16	1.50	1.66	(0.45)	–	(0.45)
11/30/2020	14.93	0.36	1.43	1.79	(0.34)	–	(0.34)
11/30/2019	14.26	0.42	0.79	1.21	(0.54)	–	(0.54)
11/30/2018	14.99	0.39	(0.60)	(0.21)	(0.52)	–	(0.52)
11/30/2017	14.07	0.48	0.95	1.43	(0.51)	–	(0.51)
11/30/2016	14.16	0.59	0.26	0.85	(0.58)	(0.36)	(0.94)
Class R6
5/31/2021(d)	16.40	0.16	1.51	1.67	(0.45)	–	(0.45)
11/30/2020	14.95	0.38	1.41	1.79	(0.34)	–	(0.34)
11/30/2019	14.27	0.44	0.78	1.22	(0.54)	–	(0.54)
11/30/2018	15.00	0.38	(0.59)	(0.21)	(0.52)	–	(0.52)
11/30/2017	14.06	0.44	1.01	1.45	(0.51)	–	(0.51)
11/30/2016	14.16	0.59	0.26	0.85	(0.59)	(0.36)	(0.95)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.

28	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.69	10.04	(e)	0.73	(f)	0.73	(f)	1.34	(f)	$20,564	18	(e)
16.47	12.04		0.75		0.75		1.94		19,031	75
15.02	8.24		0.75		0.75		2.41		21,508	27
14.34	(2.03)		0.74		0.74		2.20		18,400	41
15.08	9.88		0.73		0.74		3.03		19,564	55
14.14	5.84		0.62		0.74		3.84		18,982	26

17.69	10.18	(e)	0.48	(f)	0.48	(f)	1.57	(f)	3,402	18	(e)
16.47	12.33		0.50		0.50		2.18		2,988	75
15.02	8.50		0.50		0.50		2.62		2,421	27
14.34	(1.77)		0.49		0.49		2.31		1,756	41
15.08	10.11		0.48		0.48		2.74		569	55
14.15	6.18		0.38		0.50		4.08		35	26

17.59	10.38	(e)	0.23	(f)	0.23	(f)	1.84	(f)	52	18	(e)
16.38	12.61		0.24		0.24		2.42		47	75
14.93	8.75		0.24		0.24		2.89		36	27
14.26	(1.55)		0.24		0.24		2.64		28	41
14.99	10.41		0.22		0.23		3.28		23	55
14.07	6.46		0.12		0.25		4.33		10	26

17.62	10.31	(e)	0.18	(f)	0.18	(f)	1.88	(f)	1,173	18	(e)
16.40	12.68		0.18		0.18		2.55		1,030	75
14.95	8.83		0.19		0.19		3.02		2,873	27
14.27	(1.47)		0.18		0.18		2.58		2,807	41
15.00	10.50		0.18		0.18		2.99		1,119	55
14.06	6.42		0.13		0.17		4.23		38	26

See Notes to Financial Statements.	29

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of fourteen funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

30

Notes to Financial Statements (unaudited)(continued)

Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Exchange traded futures contracts are valued at the last sales price in the market in which they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2017 through November 30, 2020. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

31

Notes to Financial Statements (unaudited)(continued)

(f)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on foreign currency exchange contracts in each Fund’s Statement of Operations.

(g)	Futures Contracts–Each Fund may purchase and sell futures contracts to manage cash, to adjust exposure to the direction of interest rates or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain is recorded equal to the difference between the opening and closing value of the contract.

(h)	Credit Default Swaps–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

32

Notes to Financial Statements (unaudited)(continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(i)	Options–Each Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by a Fund is recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, a Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by a Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and Change in Unrealized gains and losses on purchased options are included in realized and change in unrealized gains and losses on investments.

(j)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange

33

Notes to Financial Statements (unaudited)(continued)

for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(k)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(l)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;
•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.

For the six months ended May 31, 2021, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Multi-Asset Balanced Opportunity Fund	.10%
Multi-Asset Income Fund	.10%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Funds’ average daily net assets. Lord Abbett voluntarily waived the following Funds’ administration fees during the six months ended May 31, 2021:

Fund	Fund Administration Fee
Multi-Asset Balanced Opportunity Fund	$14,975
Multi-Asset Income Fund	10,703

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2021:

	Distributor Commissions	Dealers’ Concessions
Multi-Asset Balanced Opportunity Fund	$125,944	$817,433
Multi-Asset Income Fund	52,480	339,663

35

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended May 31, 2021:

	Class A	Class C
Multi-Asset Balanced Opportunity Fund	$1,267	$5,857
Multi-Asset Income Fund	2,099	1,735

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2021 and fiscal year ended November 30, 2020 were as follows:

Multi-Asset Balanced Opportunity Fund
	Six Months Ended 5/31/2021 (unaudited)	Year Ended 11/30/2020
Distributions paid from:
Tax-exempt income	$–	$783,207
Ordinary income	70,787,470	45,820,935
Net long-term capital gains	51,670,430	30,376,355
Total distributions paid	$122,457,900	$76,980,497

Multi-Asset Income Fund
	Six Months Ended 5/31/2021 (unaudited)	Year Ended 11/30/2020
Distributions paid from:
Tax-exempt income	$–	$1,133,710
Ordinary income	30,681,345	25,865,680
Net long-term capital gains	–	–
Total distributions paid	$30,681,345	$26,999,390

As of May 31, 2021, the following fund had capital losses, which will carryforward indefinitely:

Multi-Asset Balanced Opportunity Fund	$10,114,643
Multi-Asset Income Fund	103,242,597

As of May 31, 2021, the aggregate unrealized security gains and losses based on investments and other financial instruments if any, based on cost for U.S. federal income tax purposes were as follows:

36

Notes to Financial Statements (unaudited)(continued)

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Tax cost	$2,329,103,363	$1,165,571,756
Gross unrealized gain	441,833,601	155,104,856
Gross unrealized loss	(25,663,429)	(14,163,640)
Net unrealized security gain	$416,170,172	$140,941,216

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions, wash sales and other financial instruments.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2021 were as follows:

	Purchases	Sales
Multi-Asset Balanced Opportunity Fund	$553,655,487	$599,663,088
Multi-Asset Income Fund	221,498,427	223,273,225

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2021.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds entered into forward foreign currency exchange contracts for the six months ended May 31, 2021 (as described in note 2(f)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Funds entered into domestic and foreign equity index futures contracts for the six months ended May 31, 2021 (as described in note 2(g)) to manage cash and economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Funds entered into swaptions and options on indexes and foreign currencies for the six months ended May 31, 2021 (as described in note 2(i)) to obtain exposure to an issuer (the Reference Entity). The Funds’ use of swaptions and options involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Funds’ returns could be reduced as a result. The Funds’ risk of loss from counterparty credit risk is the notional value of the contract.

The Funds entered into total return swaps on indexes and foreign currencies for the six months ended May 31, 2021 (as described in note 2(j)) to hedge credit risk. A Fund may enter into total

37

Notes to Financial Statements (unaudited)(continued)

return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. A Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, a Fund also may be required to pay an amount equal to that decline in value to their counterparty.

The Funds entered into credit default swaps for the six months ended May 31, 2021 (as described in note 2(h)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Funds since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of May 31, 2021, the Funds had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

Multi-Asset Balanced Opportunity Fund

Asset Derivatives	Foreign Currency Contracts	Interest Rate Contract	Equity Contracts	Credit Contracts
Centrally Cleared Interest Rate Swap Contracts(1)	–	$572,200	–	–
Futures Contracts(2)	–	$1,747	–	–
Purchased Options(3)	–	–	$6,198	–
Total Return Swap Contracts(4)	–	–	$11,717,264	–

Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(1)	–	–	–	$109,305
Futures Contracts(2)	–	–	$9,673,870	–
Total Return Swap Contracts(4)	–	–	$13,430,516	–

38

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Income Fund

Asset Derivatives	Foreign Currency Contracts	Interest Rate Contract	Equity Contracts	Credit Contracts
Centrally Cleared Interest Rate Swap Contracts(1)	–	$280,898	–	–
Futures Contracts(2)	–	$832	–	–
Purchased Options(3)	–	–	$3,053	–
Total Return Swap Contracts(4)	–	–	$5,805,944	–

Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(1)	–	–	–	$51,632
Futures Contracts(2)	–	–	$4,400,104	–
Total Return Swap Contracts(4)	–	–	$6,615,253	–

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin reported is within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: included in Investments in securities.
(4)	Statements of Assets and Liabilities location: Total return swap, at fair value.

Transactions in derivative investments for the period ended May 31, 2021 were as follow:

Multi-Asset Balanced Opportunity Fund

	Foreign Currency Contracts	Interest Rate Contract	Equity Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	–	$104,746
Forward Foreign Currency Exchange Contracts(2)	$(857)	–	–	–
Futures Contracts(3)	–	$(9,721,237)	$6,402,695	–
Options Purchased(4)	$(6,285,011)	–	$(54,218,551)	–
Total Return Swap Contracts(1)	–	$31,281,585	$(4,606,315)	–
OTC Written Options(5)	$4,000,038	–	$27,934,791	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	–	$(109,305)
Futures Contracts(7)	–	$(603,056)	$(13,707,088)	–
Forward Foreign Currency Exchange Contracts(8)	$851	–	–	–
Interest Rate Swap Contracts(6)	–	$572,201	–	–
Options Purchased(9)	$5,264,307	–	$40,636,049	–
Total Return Swap Contracts(6)	$(11,965,865)	–	$9,180,087	–
OTC Written Options(10)	$(3,992,359)	–	$(21,754,443)	–

39

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

	Foreign Currency Contracts	Interest Rate Contract	Equity Contracts	Credit Contracts
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(11)	–	–	–	11,974,286
Forward Foreign Currency Exchange Contracts(12)	$1,243,444	–	–	–
Futures Contracts(11)	–	524	1,080	–
Interest Rate Swap Contracts(11)	–	39,285,714	–	–
Options Purchased(11)	62,500,000	–	225,276	–
Total Return Swap Contracts(11)	–	–	216,309,177	–
OTC Written Options(11)	62,500,000	–	225,276	–

Multi-Asset Income Fund

	Foreign Currency Contracts	Interest Rate Contract	Equity Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	–	$49,479
Forward Foreign Currency Exchange Contracts(2)	$(857)	–	–	–
Futures Contracts(3)	–	$(4,758,476)	$517,838	–
Options Purchased(4)	$(5,630,354)	–	$(19,911,846)	–
Total Return Swap Contracts(1)	$(2,155,208)	–	$15,412,167	–
OTC Written Options(5)	$4,000,038	–	$10,328,323	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	–	(51,633)
Futures Contracts(7)	–	$(5,440,155)	–	–
Forward Foreign Currency Exchange Contracts(8)	$851	–	–	–
Interest Rate Swap Contracts(6)	–	$280,899	–	–
Options Purchased(9)	$5,454,112	–	$14,342,596	–
Total Return Swap Contracts(6)	$(5,896,915)	–	$4,559,363	–
OTC Written Options(10)	$(3,992,359)	–	$(7,767,683)	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(11)	–	–	–	5,656,286
Forward Foreign Currency Exchange Contracts(12)	$1,243,444	–	–	–
Interest Rate Swap Contracts(11)	–	19,285,714	–	–
Futures Contracts(11)	–	252	466	–
Options Purchased(11)	62,500,000	–	81,237	–
Total Return Swap Contracts(11)	–	–	106,965,404	–
OTC Written Options(11)	62,500,000	–	81,237	–

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2021.
(1)	Statements of Operations location: Net realized gain(loss) on swap contracts.
(2)	Statements of Operations location: Net realized gain(loss) on forward foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain(loss) on futures contracts.

40

Notes to Financial Statements (unaudited)(continued)

(4)	Statements of Operations location: Net realized gain(loss) on investments.
(5)	Statements of Operations location: Net realized gain(loss) on OTC written options.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(7)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(9)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments.
(10)	Statements of Operations location: Net change in unrealized appreciation/depreciation on OTC written options.
(11)	Amount represents number of contracts.
(12)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

Multi-Asset Balanced Opportunity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Options Purchased	$6,198	$–	$6,198
Total Return Swap Contracts	11,717,264	–	11,717,264
Repurchase Agreements	10,971,649	–	10,971,649
Total	$22,695,111	$–	$22,695111

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank	$6,198	$–	$–	$–	$6,198
Goldman Sachs	3,651,374	(3,651,374)	–	–	–
JPMorgan	8,065,890	(8,065,890)	–	–	–
Fixed Income Clearing Corp.	10,971,649	–	–	(10,971,649)	–
Total	$22,695,111	$(11,717,264)	$–	$(10,971,649)	$6,198

41

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Total Return Swap Contracts	$13,430,516	$–	$13,430,516
Total	$13,430,516	$–	$13,430,516

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
Goldman Sachs	$4,156,592	$(3,651,374)	$(420,000)	$–	$85,218
JPMorgan	9,273,924	(8,065,890)	(1,208,034)	–	–
Total	$13,430,516	$(11,717,264)	$(1,628,034)	$–	$85,218

Multi-Asset Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Options Purchased	$3,053	$–	$3,053
Total Return Swap Contracts	5,805,944	–	5,805,944
Repurchase Agreements	5,895,645	–	5,895,645
Total	$11,704,642	$–	$11,704,642

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank	$3,053	$–	$–	$–	$3,053
Goldman Sachs	1,798,430	(1,798,430)	–	–	–
JPMorgan	4,007,514	(4,007,514)	–	–	–
Fixed Income Clearing Corp.	5,895,645	–	–	(5,895,645)	–
Total	$11,704,642	$(5,805,944)	$–	$(5,895,645)	$3,053

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Total Return Swap Contracts	$6,615,253	$–	$6,615,253
Total	$6,615,253	$–	$6,615,253

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Goldman Sachs	$2,047,144	$(1,798,430)	$(248,714)	$–	$–
JPMorgan	4,568,109	(4,007,514)	(560,595)	–	–
Total	$6,615,253	$(5,805,944)	$(809,309)	$–	$–

42

Notes to Financial Statements (unaudited)(continued)

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2021.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of May 31, 2021.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended May 31, 2021, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

11.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended May 31, 2021:

43

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2020	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2021	Fair Value at 5/31/2021	Net Realized Gain (Loss) 12/1/2020 to 5/31/2021		Dividend Income 12/1/2020 to 5/31/2021	Net Change in Appreciation (Depreciation 12/1/2020 to 5/31/2021)
Lord Abbett Investment Trust–Convertible Fund–Class I	4,849,827	758,414	(3,408,478)	2,199,763	$42,257,449	$37,439,732	(a)	$523,408	$(28,784,342)
Lord Abbett Investment Trust–Core Fixed Income Fund–Class I	6,203,078	734,651	(2,093,094)	4,844,635	53,727,002	2,095,393	(b)	443,051	(3,298,618)
Lord Abbett Securities Trust–Durable Growth Fund–Class I	6,753,316	–	(1,869,836)	4,883,480	110,366,645	7,717,795		–	3,222,960
Lord Abbett Global Fund, Inc.–Emerging Markets Bond Fund–Class I	35,858,964	777,571	(11,423,026)	25,213,509	129,345,302	(2,855,942)		3,475,104	(1,127,563)
Lord Abbett Investment Trust–Floating Rate Loan Fund–Class I	5,983,423	922,809	–	6,906,232	58,150,477	–		1,037,300	1,356,590
Lord Abbett Securities Trust–Focused Large Cap Value Fund–Class I	30,141,295	4,758,576	–	34,899,871	657,513,568	–		–	136,628,815
Lord Abbett Securities Trust-Focused Small Cap Value Fund–Class I	–	1,766,605	–	1,766,605	59,817,246	–		–	14,480,555
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I	17,248,686	–	(7,820,562)	9,428,124	134,256,486	5,936,459		–	26,616,728
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	7,558,854	676,497	(1,316,901)	6,918,450	317,141,747	28,442,882		–	(19,178,597)
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund–Class I	3,802,916	494,052	(746,248)	3,550,720	122,890,418	27,260,261	(c)	–	(19,358,743)
Lord Abbett Investment Trust-High Yield Fund–Class I	48,656,396	12,523,409	(2,165,038)	59,014,767	445,561,489	(479,842)		9,693,612	11,117,254
Lord Abbett Investment Trust-Inflation Focused Fund–Class I	5,987,254	3,913,879	(192,456)	9,708,677	118,445,855	14,308		1,377,033	5,768,756
Lord Abbett Municipal Income Fund, Inc. Intermediate Tax-Free Fund–Class I	3,468,744	102,497	(3,571,241)	–	–	1,021,851		390,987	(838,163)
Lord Abbett Securities Trust–International Equity Fund-Class I	8,744,081	118,630	(2,658,039)	6,204,672	109,574,507	7,196,051		1,862,489	11,057,096
Lord Abbett Securities Trust-International Value Fund-Class I	19,874,753	10,203,003	(2,540,410)	27,537,346	233,241,321	1,466,432		1,846,778	26,233,313
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	4,060,558	59,092	(122,549)	3,997,101	139,538,798	237,308		1,678,228	28,374,311
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	–	26,891,616	(23,711,127)	3,180,489	13,389,858	(41,203)		147,501	2,544
Total					$2,745,218,168	$115,451,485		$22,475,491	$192,272,896
(a)	Includes $13,883,116 of distributed capital gains.
(b)	Includes $2,202,463 of distributed capital gains.
(c)	Includes $17,197,929 of distributed capital gains.

44

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Income Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2020	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2021	Fair Value at 5/31/2021	Net Realized Gain (Loss) 12/1/2020 to 5/31/2021	Dividend Income 12/1/2020 to 5/31/2021	Net Change in Appreciation (Depreciation 12/1/2020 to 5/31/2021)
Lord Abbett Investment Trust–Convertible Fund–Class I	1,815,501	283,345	(1,460,083)	638,763	$12,270,632	$14,365,222 (a)	$5,783	$(10,761,493)
Lord Abbett Investment Trust–Core Fixed Income Fund-Class I	12,901,486	1,106,673	(758,019)	13,250,140	146,944,057	4,898,169 (b)	1,095,931	(7,788,263)
Lord Abbett Securities Trust–Durable Growth Fund–Class I	2,061,138	–	(380,540)	1,680,598	37,981,524	1,720,053	–	1,959,817
Lord Abbett Global Fund, Inc.–Emerging Markets Bond Fund–Class I	16,438,509	318,852	(4,056,697)	12,700,664	65,154,409	(1,341,133)	1,645,965	(374,989)
Lord Abbett Investment Trust–Floating Rate Fund–Class I	2,903,249	2,117,128	–	5,020,377	42,271,576	–	598,538	720,639
Lord Abbett Securities Trust–Focused Large Cap Value Fund–Class I	11,276,756	123,916	–	11,400,672	214,788,665	–	–	48,475,173
Lord Abbett Securities Trust–Focused Small Cap Value Fund–Class I	–	478,452	–	478,452	16,200,395	–	–	4,037,086
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I	4,013,843	–	(755,380)	3,258,463	46,400,509	237,187	–	8,076,532
Lord Abbett Securities Trust–Growth Leaders Fund–Class I	2,288,463	290,797	(281,480)	2,297,780	105,330,246	4,129,483	–	(1,484,947)
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund–Class I	1,180,729	153,393	(353,419)	980,703	33,942,125	9,179,382 (c)	–	(6,613,562)
Lord Abbett Investment Trust–High Yield Fund–Class I	25,319,619	5,842,996	(791,754)	30,370,861	229,300,000	(186,145)	5,048,377	5,719,331
Lord Abbett Investment Trust–Inflation Focused Fund–Class I	5,415,298	1,783,843	(72,541)	7,126,600	86,944,520	2,258	1,121,385	4,850,849
Lord Abbett Municipal Income Fund, Inc. Intermediate Tax-Free Fund–Class I	8,476,939	102,243	(3,990,615)	4,588,567	52,401,437	1,670,832	1,194,864	(692,367)
Lord Abbett Securities Trust–International Equity Fund–Class I	4,354,249	57,929	(1,257,394)	3,154,784	55,713,487	4,907,360	909,483	4,210,685
Lord Abbett Securities Trust–International Value Fund–Class I	9,593,320	3,396,194	(1,340,221)	11,649,293	98,669,514	(408,169)	872,738	13,599,596
Lord Abbett Mid Cap Stock Fund, Inc.–Class I	1,308,098	19,037	–	1,327,135	46,330,268	–	540,637	9,306,776
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	–	13,151,903	(9,600,781)	3,551,122	14,950,225	(22,210)	85,096	23,476
Total					$1,305,593,589	$39,152,289	$13,118,797	$73,264,339
(a)	Includes $5,197,052 of distributed capital gains.
(b)	Includes $4,835,037 of distributed capital gains.
(c)	Includes $5,339,611 of distributed capital gains.

45

Notes to Financial Statements (unaudited)(continued)

12.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which a Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Funds or the LIBOR-based instruments in which the Funds invest cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior and/or subsequent to the end of 2021.

Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, a particular industry or sector, or to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or

46

Notes to Financial Statements (unaudited)(continued)

companies held in the Underlying Fund fails to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility and subject to less government supervision, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, each will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Underlying Funds. Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, heightened counterparty risk, credit risk, and volatility. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in

47

Notes to Financial Statements (unaudited)(continued)

global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors, and others, can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Multi-Asset Balanced Opportunity Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,181,655	$112,032,486	11,691,588	$134,775,665
Converted from Class C*	945,545	12,902,245	5,206,781	61,124,085
Reinvestment of distributions	7,627,463	99,730,628	5,294,475	62,047,591
Shares reacquired	(12,022,686)	(163,760,716)	(33,568,230)	(378,469,363)
Increase (decrease)	4,731,977	$60,904,643	(11,375,386)	$(120,522,022)
Class C Shares
Shares sold	930,252	$12,657,559	1,483,646	$16,941,994
Reinvestment of distributions	881,751	11,415,954	668,460	7,795,530
Shares reacquired	(2,388,072)	(32,385,725)	(6,690,342)	(75,546,252)
Converted to Class A*	(952,768)	(12,902,245)	(5,245,720)	(61,124,085)
Decrease	(1,528,837)	$(21,214,457)	(9,783,956)	$(111,932,813)
Class F Shares
Shares sold	779,690	$10,709,899	1,182,438	$13,842,080
Reinvestment of distributions	260,819	3,412,377	197,262	2,308,512
Shares reacquired	(763,938)	(10,409,020)	(2,340,195)	(26,277,009)
Increase (decrease)	276,571	$3,713,256	(960,495)	$(10,126,417)
Class F3 Shares
Shares sold	137,518	$1,887,594	1,560	$19,006
Reinvestment of distributions	293	4,059	108	1,253
Shares reacquired	(139,370)	(1,964,324)	(11)	(137)
Increase (decrease)	(1,559)	$(72,671)	1,657	$20,122
Class I Shares
Shares sold	179,262	$2,447,456	667,086	$7,940,349
Reinvestment of distributions	91,535	1,196,065	58,255	680,608
Shares reacquired	(99,800)	(1,346,220)	(436,374)	(4,871,749)
Increase	170,997	$2,297,301	288,967	$3,749,208
Class P Shares
Shares sold	1,985	$26,780	4,200	$48,055
Reinvestment of distributions	2,702	35,135	1,605	18,781
Shares reacquired	(3,173)	(42,300)	(1,353)	(13,627)
Increase	1,514	$19,615	4,452	$53,209

48

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	1,385	$19,316	3,160	$36,787
Reinvestment of distributions	2,044	27,366	1,777	21,262
Shares reacquired	(3,042)	(42,744)	(31,360)	(373,591)
Increase (decrease)	387	$3,938	(26,423)	$(315,542)
Class R3 Shares
Shares sold	198,835	$2,705,857	473,149	$5,339,277
Reinvestment of distributions	171,779	2,240,148	125,156	1,464,205
Shares reacquired	(469,900)	(6,369,646)	(1,456,070)	(16,551,665)
Decrease	(99,286)	$(1,423,641)	(857,765)	$(9,748,183)
Class R4 Shares
Shares sold	113,053	$1,538,131	294,189	$3,378,470
Reinvestment of distributions	51,345	671,342	34,358	402,700
Shares reacquired	(147,402)	(2,022,371)	(320,713)	(3,642,900)
Increase	16,996	$187,102	7,834	$138,270
Class R5 Shares
Shares sold	785	$10,460	31,373	$376,697
Reinvestment of distributions	665	8,718	781	8,941
Shares reacquired	(948)	(12,850)	(36,186)	(418,900)
Increase (decrease)	502	$6,328	(4,032)	$(33,262)
Class R6 Shares
Shares sold	52,787	$709,614	110,870	$1,271,012
Reinvestment of distributions	19,291	253,122	27,549	319,844
Shares reacquired	(11,035)	(151,384)	(719,679)	(8,417,485)
Increase (decrease)	61,043	$811,352	(581,260)	$(6,826,629)

Multi-Asset Income Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,965,832	$68,428,172	5,353,420	$80,839,530
Converted from Class C*	992,151	17,089,438	3,913,724	59,706,716
Reinvestment of distributions	1,080,264	18,087,864	1,014,056	15,295,085
Shares reacquired	(3,670,479)	(62,885,651)	(10,174,760)	(149,884,930)
Increase	2,367,768	$40,719,823	106,440	$5,956,401
Class C Shares
Shares sold	481,879	$8,430,158	656,960	$9,967,968
Reinvestment of distributions	296,697	5,023,946	291,117	4,456,012
Shares reacquired	(1,530,983)	(26,718,037)	(5,074,397)	(76,259,978)
Converted to Class A*	(976,464)	(17,089,438)	(3,853,689)	(59,706,716)
Decrease	(1,728,871)	$(30,353,371)	(7,980,009)	$(121,542,714)

49

Notes to Financial Statements (unaudited)(concluded)

Multi-Asset Income Fund		Six Months Ended May 31, 2021 (unaudited)		Year Ended November 30, 2020
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	966,162	$16,639,379	1,356,269	$20,574,817
Reinvestment of distributions	222,151	3,721,385	252,352	3,789,872
Shares reacquired	(929,468)	(15,930,155)	(4,868,625)	(71,842,526)
Increase (decrease)	258,845	$4,430,609	(3,260,004)	$(47,477,837)
Class F3 Shares
Shares sold	–	$–	1,338	$18,115
Reinvestment of distributions	3,275	54,602	3,918	58,861
Shares reacquired	(26,197)	(454,732)	(118,480)	(1,796,489)
Decrease	(22,922)	$(400,130)	(113,224)	$(1,719,513)
Class I Shares
Shares sold	203,712	$3,493,574	172,402	$2,584,452
Reinvestment of distributions	58,000	966,068	64,257	960,922
Shares reacquired	(208,910)	(3,558,538)	(962,789)	(14,080,418)
Increase (decrease)	52,802	$901,104	(726,130)	$(10,535,044)
Class R2 Shares
Shares sold	139	$2,449	186	$2,808
Reinvestment of distributions	170	2,932	158	2,452
Shares reacquired	(2)	(44)	(1,963)	(26,635)
Increase (decrease)	307	$5,337	(1,619)	$(21,375)
Class R3 Shares
Shares sold	106,435	$1,844,641	151,218	$2,255,111
Reinvestment of distributions	27,702	463,221	28,104	423,592
Shares reacquired	(127,239)	(2,166,796)	(455,970)	(6,663,135)
Increase (decrease)	6,898	$141,066	(276,648)	$(3,984,432)
Class R4 Shares
Shares sold	24,417	$418,371	63,570	$927,308
Reinvestment of distributions	4,701	78,730	4,153	62,614
Shares reacquired	(18,201)	(313,718)	(47,528)	(715,578)
Increase	10,917	$183,383	20,195	$274,344
Class R5 Shares
Shares sold	76	$1,294	399	$5,998
Reinvestment of distributions	55	923	61	914
Shares reacquired	(10)	(169)	(29)	(437)
Increase	121	$2,048	431	$6,475
Class R6 Shares
Shares sold	2,918	$49,490	14,011	$207,362
Reinvestment of distributions	1,470	24,525	3,415	50,595
Shares reacquired	(619)	(10,773)	(146,850)	(2,225,690)
Increase (decrease)	3,769	$63,242	(129,424)	$(1,967,733)

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Prior to June 30, 2020, conversion occurred following the tenth anniversary of the day on which the purchase was accepted.

50

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of May 31, 2021, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust – Convertible Fund – Class I	1.54%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	1.96%
Lord Abbett Securities Trust – Durable Growth Fund – Class I	4.02%
Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund – Class I	4.71%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.12%
Lord Abbett Securities Trust – Focused Large Cap Value Fund – Class I	23.95%
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I	2.18%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	4.89%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	11.55%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	4.48%
Lord Abbett Investment Trust – High Yield Fund – Class I	16.23%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	4.31%
Lord Abbett Securities Trust – International Equity Fund – Class I	3.99%
Lord Abbett Securities Trust – International Value Fund – Class I	8.50%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	5.08%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	0.49%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust – Convertible Fund – Class I	0.94%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	11.25%
Lord Abbett Securities Trust – Durable Growth Fund – Class I	2.91%
Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund – Class I	4.99%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	3.24%
Lord Abbett Securities Trust – Focused Large Cap Value Fund – Class I	16.45%
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I	1.24%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	3.55%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	8.07%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	2.60%
Lord Abbett Investment Trust – High Yield Fund – Class I	17.56%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	6.66%
Lord Abbett Municipal Income Fund, Inc. – Intermediate Tax-Free Fund – Class I	4.01%
Lord Abbett Securities Trust – International Equity Fund – Class I	4.27%
Lord Abbett Securities Trust – International Value Fund – Class I	7.56%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	3.55%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	1.15%

The Ten Largest Holdings and the Holdings by Sector or Credit Rating, as of May 31, 2021, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the

51

Investments in Underlying Funds (unaudited)(continued)

most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Western Digital Corp., 1.50%, 02/01/2024	4.07%
Weibo Corp., 1.25%, 11/15/2022	3.02%
Broadcom, Inc., 8.00%, 09/30/2022	3.00%
JetBlue Airways Corp., 0.50%, 04/01/2026	2.96%
Danaher Corp., 4.75%, 04/15/2022	2.54%
Scorpio Tankers, Inc., 3.00%, 05/15/2025	2.40%
Live Nation Entertainment, Inc., 2.50%, 03/15/2023	2.34%
NextEra Energy, Inc., 4.872%, 09/01/2022	2.27%
Uber Technologies, Inc., Zero Coupon, 12/15/2025	2.20%
Insulet Corp., 0.375%, 09/01/2026	2.19%

Holding by Sector*	% of Investments
Automotive	1.98%
Banking	1.13%
Basic Industry	0.64%
Capital Goods	4.52%
Consumer Goods	1.02%
Energy	0.82%
Health Care	17.84%
Leisure	9.38%
Media	9.57%
Real Estate	2.15%
Retail	6.91%
Services	2.54%
Technology & Electronics	26.28%
Telecommunications	1.27%
Transportation	8.75%
Utilities	2.27%
Repurchase Agreements	2.93%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.75%, 03/31/2026	8.91%
U.S. Treasury Note, 0.375%, 04/15/2024	8.44%
U.S. Treasury Bill, Zero Coupon, 10/21/2021	7.10%
U.S. Treasury Bill, Zero Coupon, 07/29/2021	5.72%
Federal National Mortgage Assoc., 3.50%	5.02%
U.S. Treasury Bond, 1.125%, 05/15/2040	2.88%
Federal National Mortgage Assoc., 2.50%	2.05%
U.S. Treasury Note, 0.625%, 08/15/2030	1.84%
Government National Mortgage Assoc., 2.50%	1.78%
U.S. Treasury Note, 1.125%, 02/29/2028	1.32%

52

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Automotive	0.56%
Basic Industry	0.27%
Capital Goods	0.17%
Consumer Discretionary	0.19%
Consumer Services	0.75%
Consumer Staples	1.00%
Energy	3.12%
Financial Services	29.44%
Foreign Government	1.85%
Health Care	2.61%
Integrated Oils	0.50%
Materials and Processing	1.35%
Municipal	0.67%
Producer Durables	0.85%
Technology	2.58%
Telecommunications	0.89%
Transportation	0.09%
U.S. Government	47.76%
Utilities	1.72%
Repurchase Agreements	3.63%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Durable Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	8.45%
Amazon.com, Inc.	7.93%
Apple, Inc.	6.84%
Alphabet, Inc. Class A	6.00%
Facebook, Inc. Class A	5.05%
NVIDIA Corp.	2.66%
Mastercard, Inc. Class A	2.60%
PayPal Holdings, Inc.	2.54%
salesforce.com, Inc.	2.14%
NIKE, Inc. Class B	1.66%

Holding by Sector*	% of Investments
Communication Services	15.57%
Consumer Discretionary	14.90%
Consumer Staples	3.93%
Financial Services	1.83%
Health Care	12.96%
Industrials	7.50%
Information Technology	37.86%
Materials	3.44%
Real Estate	1.53%
Repurchase Agreements	0.48%
Total	100.00%
*	A sector may comprise several industries.

53

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Oman Government International Bond, 4.75%, 6/15/2026	1.71%
Republic of South Africa, 4.30%, 10/12/2028	1.68%
Republic of Nigeria, 6.50%, 11/28/2027	1.59%
Republic of Egypt, 3.875%, 2/16/2026	1.57%
Petroleos Mexicanos (Mexico), 5.35%, 2/12/2028	1.54%
State of Qatar, 3.25%, 6/2/2026	1.20%
Republic of Angola, 8.25%, 5/9/2028	1.16%
Republic of Kenya, 7.25%, 2/28/2028	1.13%
Republic of Egypt, 6.588%, 2/21/2028	1.05%
Petroleos Mexicanos (Mexico), 6.50%, 6/2/2041	0.99%

Holding by Sector*	% of Investments
Automotive	0.40%
Banking	4.77%
Basic Industry	2.74%
Consumer Goods	0.99%
Energy	13.10%
Financial Services	2.02%
Foreign Sovereign	64.20%
Media	0.83%
Real Estate	0.53%
Retail	0.88%
Services	0.60%
Technology & Electronics	0.57%
Transportation	0.63%
Utilities	5.01%
Repurchase Agreements	2.73%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
United Airlines, Inc. 2021 Term Loan B, 4.50%, 4/21/2028	0.74%
AAdvantage Loyalty IP Ltd. 2021 Term Loan, 5.50%, 4/20/2028	0.65%
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.843%, 12/23/2024	0.58%
Virgin Media Bristol LLC USD Term Loan N, 2.601%, 1/31/2028	0.53%
Jazz Financing Lux S.a.r.l. USD Term Loan, 4.00%, 4/21/2028	0.51%
Invesco Senior Loan ETF	0.51%
Athenahealth, Inc. 2021 Term Loan B1, 4.410%, 2/11/2026	0.49%
Gainwell Acquisition Corp. Term Loam B, 4.75%, 10/1/2027	0.47%
CenturyLink, Inc. 2020 Term Loan B, 2.343%, 3/15/2027	0.46%
Magenta Buyer LLC 2021 USD 1st Lien Term Loan, Zero Coupon, 05/03/2028	0.46%

54

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Aerospace	4.50%
Chemicals	1.88%
Consumer Discretionary	0.40%
Consumer Durables	0.35%
Consumer Non-Durables	0.84%
Energy	4.79%
Financial Services	5.61%
Food And Drug	0.09%
Food/Tobacco	2.96%
Forest Products	0.34%
Gaming/Leisure	6.07%
Health Care	12.94%
Housing	2.07%
Information Technology	14.48%
Manufacturing	4.45%
Media/Telecom	9.91%
Metals/Minerals	0.95%
Retail	5.41%
Service	7.24%
Transportation	4.59%
Utilities	2.10%
Repurchase Agreements	8.03%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Focused Large Cap Value Fund

Ten Largest Holdings	% of Investments
Caesars Entertainment, Inc.	3.97%
CIT Group, Inc.	3.95%
Citigroup, Inc.	3.69%
Ameriprise Financial, Inc.	3.66%
McAfee Corp. Class A	3.44%
Facebook, Inc. Class A	3.41%
Raytheon Technologies Corp.	3.37%
Fidelity National Financial, Inc.	3.32%
General Motors Co.	3.18%
Euronet Worldwide, Inc.	3.12%

55

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Communication Services	9.22%
Consumer Discretionary	12.54%
Consumer Staples	5.19%
Energy	6.13%
Financial Services	26.10%
Health Care	12.77%
Industrials	11.07%
Information Technology	10.62%
Materials	3.00%
Utilities	2.63%
Repurchase Agreements	0.73%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
International Money Express, Inc.	3.26%
Bancorp, Inc. (The)	3.14%
RR Donnelley & Sons Co.	2.94%
American Axle & Manufacturing Holdings, Inc.	2.74%
Caesars Entertainment, Inc.	2.41%
BankUnited, Inc.	2.36%
Masonite International Corp.	2.35%
GrafTech International Ltd.	2.31%
Western Alliance Bancorp	2.29%
Sally Beauty Holdings Inc.	2.28%

Holding by Sector*	% of Investments
Communication Services	7.38%
Consumer Discretionary	11.92%
Consumer Staples	2.27%
Energy	8.29%
Financial Services	28.26%
Health Care	1.47%
Industrials	16.99%
Information Technology	12.42%
Materials	3.50%
Real Estate	5.43%
Repurchase Agreements	2.07%
Total	100.00%
*	A sector may comprise several industries.

56

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Alphabet, Inc. Class A	2.44%
Honeywell International, Inc.	2.34%
Comcast Corp. Class A	2.19%
Raytheon Technologies Corp.	2.18%
Citigroup, Inc.	2.18%
Morgan Stanley	2.17%
American Express Co.	2.14%
Wells Fargo & Co.	2.03%
Medtronic plc	2.01%
Bristol-Myers Squibb Co.	1.99%

Holding by Sector*	% of Investments
Communication Services	8.25%
Consumer Discretionary	8.54%
Consumer Staples	6.85%
Energy	5.53%
Financial Services	23.00%
Health Care	13.29%
Industrials	13.49%
Information Technology	10.74%
Materials	3.16%
Real Estate	2.76%
Utilities	3.95%
Repurchase Agreements	0.44%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Alphabet, Inc. Class A	9.05%
Microsoft Corp.	7.71%
Facebook, Inc. Class A	5.07%
Amazon.com, Inc.	4.81%
Apple, Inc.	4.45%
Mastercard, Inc. Class A	3.11%
Applied Materials, Inc.	2.69%
NVIDIA Corp.	2.54%
SVB Financial Group	2.46%
Align Technology, Inc.	2.34%

57

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Communication Services	22.10%
Consumer Discretionary	11.64%
Consumer Staples	2.79%
Financial Services	6.21%
Health Care	10.25%
Industrials	8.64%
Information Technology	36.31%
Materials	0.65%
Repurchase Agreements	1.41%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Align Technology, Inc.	2.63%
Twilio, Inc. Class A	2.35%
Burlington Stores, Inc.	1.96%
TransDigm Group, Inc.	1.94%
RingCentral, Inc. Class A	1.88%
Old Dominion Freight Line, Inc.	1.80%
Veeva Systems, Inc. Class A	1.74%
DocuSign, Inc.	1.71%
Amphenol Corp. Class A	1.70%
Chipotle Mexican Grill, Inc.	1.68%

Holding by Sector*	% of Investments
Communication Services	6.25%
Consumer Discretionary	11.60%
Consumer Staples	3.89%
Financial Services	5.49%
Health Care	20.77%
Industrials	12.42%
Information Technology	32.23%
Materials	4.37%
Real Estate	1.59%
Repurchase Agreements	1.39%
Total	100.00%
*	A sector may comprise several industries.

58

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Capital Corp., 6.875%, 11/15/2028	1.14%
Ford Motor Co., 9.00%, 4/22/2025	0.96%
Occidental Petroleum Corp., 6.125%, 01/01/2031	0.68%
Netflix, Inc., 4.625%, 05/15/2029	0.64%
Kraft Heinz Foods Co., 4.375%, 06/01/2046	0.63%
Kraft Heinz Foods Co., 4.875%, 10/01/2049	0.54%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030	0.52%
TransDigm, Inc., 5.50%, 11/15/2027	0.50%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/2027	0.49%
MEG Energy Corp., 7.125%, 02/01/2027	0.42%

Holding by Sector*	% of Investments
Agency	0.10%
Asset Backed	0.61%
Automotive	4.13%
Banking	2.07%
Basic Industry	10.64%
Capital Goods	4.28%
Consumer Cyclicals	0.02%
Consumer Discretionary	0.02%
Consumer Goods	4.51%
Energy	15.94%
Financial Services	3.51%
Foreign Sovereign	0.31%
Health Care	6.15%
Insurance	0.48%
Leisure	9.57%
Media	7.15%
Mortgage Backed	1.24%
Personal & Household Products	0.09%
Pharmaceuticals	0.00%
Real Estate	1.98%
Retail	7.66%
Services	4.53%
Technology & Electronics	5.45%
Telecommunications	2.22%
Transportation	3.64%
Utilities	2.85%
Money Market Fund	0.00%
Time Deposit	0.00%
Repurchase Agreements	0.85%
Total	100.00%
*	A sector may comprise several industries.

59

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.125%, 03/31/2023	10.94%
U.S. Treasury Bill, Zero Coupon, 07/29/2021	3.20%
U.S. Treasury Note, 0.75%, 03/31/2026	3.06%
U.S. Treasury Note, 0.125%, 01/31/2023	0.85%
Dow Chemical Co. (The), 0.1521%, 06/01/2021	0.76%
Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	0.56%
Dell International LLC/EMC Corp., 5.45%, 06/15/2023	0.56%
Walgreens Boots Alliance, Inc., 0.152%, 06/03/2021	0.53%
Wind River CLO Ltd. 2013-1A A1RR, Zero Coupon, 07/20/2030	0.50%
General Motors Finance Co., Inc., 0.2636%, 06/01/2021	0.50%

Holding by Sector*	% of Investments
Automotive	4.11%
Basic Industry	0.07%
Capital Goods	1.34%
Consumer Cyclicals	3.27%
Consumer Discretionary	0.74%
Consumer Services	1.53%
Consumer Staples	0.36%
Energy	7.31%
Financial Services	44.30%
Foreign Government	0.39%
Health Care	2.70%
Integrated Oils	0.10%
Materials and Processing	3.62%
Municipals	0.08%
Other	0.69%
Producer Durables	1.12%
Technology	4.03%
Telecommunications	0.30%
Transportation	0.70%
U.S. Government	18.33%
Utilities	3.10%
Repurchase Agreements	1.81%
Total	100.00%
*	A sector may comprise several industries.

60

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Municipal Income Fund, Inc. – Intermediate Tax-Free Fund

Ten Largest Holdings	% of Investments
Buckeye Tabacco, 5.00%, 6/1/2055	0.97%
PEFA Gas-Goldman Sachs, 5.00%, 09/01/2049	0.62%
NJ Trans Trust Fund, 5.00%, 12/15/2033	0.51%
KY Public Energy Auth-Peak Energy, 4.00%, 02/01/2050	0.50%
San Francisco City & County Airport Comm-San Francisco International Airport REVENUE BONDS AMT-REF-SER A, 5.00%, 05/01/2032	0.49%
CA State GO, 4.00%, 3/1/2036	0.42%
PR Corp Sales Tax, 4.329%, 07/01/2040	0.41%
Atlanta Arpt-PFC AMT, 4.00%, 7/1/2034	0.39%
CT State GO, 4.00%, 1/15/2036	0.39%
VA Clg Bldg Auth, 4.00%, 02/01/2034	0.39%

Holding by Credit Rating	% of Investments
AAA	2.39%
AA+	4.03%
AA	10.51%
AA-	8.62%
A+	14.56%
A	11.17%
A-	8.72%
BBB+	10.45%
BBB	7.41%
BBB-	6.97%
BB+	1.83%
BB	1.80%
BB-	1.28%
B+	0.22%
B	0.60%
B-	0.79%
CCC	0.04%
D	0.16%
NR	8.45%
Total	100.00%

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Samsung Electronics Co., Ltd.	2.30%
Nestle SA Registered Shares	2.14%
LVMH Moet Hennessy Louis Vuitton SE	1.95%
ASML Holding NV	1.75%
Toyota Motor Corp.	1.69%
AIA Group Ltd.	1.68%
AstraZeneca plc	1.52%
BHP Group Ltd.	1.50%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.49%
L’Oreal SA	1.48%

61

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Communication Services	3.42%
Consumer Discretionary	15.58%
Consumer Staples	7.76%
Energy	5.31%
Financial Services	20.05%
Health Care	8.55%
Industrials	16.33%
Information Technology	12.00%
Materials	7.75%
Real Estate	1.24%
Utilities	1.93%
Repurchase Agreements	0.08%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Value Fund

Ten Largest Holdings	% of Investments
Sanofi	2.33%
UBS Group AG	2.19%
Credit Agricole SA	2.13%
Denso Corp.	2.05%
Royal Dutch Shell plc Class A ADR	2.01%
Allianz SE Registered Shares	1.98%
Anglo American plc	1.97%
Sumitomo Mitsui Financial Group, Inc.	1.93%
BHP Group Ltd.	1.92%
Samsung Electronics Co., Ltd.	1.91%

Holding by Sector*	% of Investments
Communication Services	1.81%
Consumer Discretionary	13.08%
Consumer Staples	5.06%
Energy	6.22%
Financial Services	25.58%
Health Care	5.49%
Industrials	19.07%
Information Technology	4.60%
Materials	6.78%
Real Estate	4.18%
Utilities	5.18%
Repurchase Agreements	2.95%
Total	100.00%
*	A sector may comprise several industries.

62

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Ameriprise Financial, Inc.	2.09%
CIT Group, Inc.	2.02%
Discover Financial Services	1.93%
Citizens Financial Group, Inc.	1.80%
Valvoline, Inc.	1.80%
East West Bancorp, Inc.	1.78%
Euronet Worldwide, Inc.	1.75%
Caesars Entertainment, Inc.	1.74%
EMCOR Group, Inc.	1.74%
Pioneer Natural Resources Co.	1.73%

Holding by Sector*	% of Investments
Communication Services	3.01%
Consumer Discretionary	12.40%
Consumer Staples	4.88%
Energy	5.36%
Financial Services	18.88%
Health Care	8.39%
Industrials	16.60%
Information Technology	10.00%
Materials	5.99%
Real Estate	7.93%
Utilities	6.02%
Repurchase Agreements	0.54%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.125%, 01/31/2023	2.76%
U.S. Treasury Note, 0.125%, 03/31/2023	2.30%
U.S. Treasury Bill, Zero Coupon, 07/29/2021	1.69%
U.S. Treasury Note, 0.375%, 04/15/2024	1.44%
Boeing Company The Delayed Draw Term Loan, 1.4338%, 02/07/2022	0.73%
MRA Issuance Trust 2021-4 A, 1.3901%, 08/02/2021	0.66%
MRA Issuance Trust 2021-4 A2, 1.3901%, 08/02/2021	0.58%
Equinix, Inc., 5.375%, 05/15/2027	0.46%
Comcast Hulu Holdings, LLC Term Loan A, 0.9675%, 03/15/2024	0.45%
DBWF Mortgage Trust 2018-AMXP A, 3.7468%, 05/05/2035	0.45%

63

Investments in Underlying Funds (unaudited)(concluded)

Holding by Sector*	% of Investments
Auto	3.97%
Basic Industry	0.07%
Capital Goods	1.20%
Consumer Cyclicals	2.14%
Consumer Discretionary	0.98%
Consumer Services	1.15%
Consumer Staples	0.36%
Energy	7.77%
Financial Services	53.73%
Foreign Government	0.94%
Health Care	3.25%
Integrated Oils	0.05%
Materials and Processing	2.65%
Municipal	0.10%
Other	0.48%
Producer Durables	1.57%
Technology	4.70%
Telecommunications	0.37%
Transportation	0.81%
U.S. Government	9.03%
Utilities	3.27%
Repurchase Agreements	1.41%
Total	100.00%
*	A sector may comprise several industries.

64

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund, information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds-of-funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2020. As to Multi-Asset Balanced Opportunity Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the three-, five-, and ten-year periods, but above the median of the performance peer group for

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Approval of Advisory Contract (continued)

the one-year period. As to Multi-Asset Income Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three- and five-year periods, but above the median of the performance peer group for the ten-year period. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve fund performance, which would benefit the Funds through their investments in Lord Abbett funds. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that while the net total expense ratio of the Fund was above the median of the expense peer group, the Fund’s advisory fee (excluding underlying fund fees) was below the median of the expense group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any

66

Approval of Advisory Contract (concluded)

further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. With respect to each Fund, the Board concluded that the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also considered that Lord Abbett accrues certain benefits from sponsoring funds that invest in other Lord Abbett Funds and the fees that Lord Abbett receives from the underlying Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

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Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust Lord Abbett Multi-Asset Balanced Opportunity Fund Lord Abbett Multi-Asset Income Fund	LASAF-3 (07/21)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 29, 2021

By:	/s/Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: July 29, 2021